UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,627,002
GMAC Capital Trust I	229,331	6,019,939

		7,646,941

Total Preferred Stocks (Cost $7,267,172)		7,646,941

	Principal Amount

CORPORATE BONDS & NOTES - 33.9%

Consumer Discretionary - 2.8%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,281,375
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	3,760,000	3,891,600
Amazon.com Inc 4.950% due 12/05/44	4,370,000	4,787,160
CCO Holdings LLC 7.000% due 01/15/19	1,310,000	1,365,675
8.125% due 04/30/20	2,250,000	2,356,875
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	4,138,073
Comcast Corp 5.150% due 03/01/20	1,658,000	1,908,940
5.650% due 06/15/35	290,000	361,261
5.700% due 05/15/18	5,000,000	5,645,260
6.450% due 03/15/37	810,000	1,100,560
6.500% due 11/15/35	630,000	859,110
6.550% due 07/01/39	1,880,000	2,578,632
6.950% due 08/15/37	740,000	1,054,650
Cox Communications Inc 4.700% due 12/15/42 ~	70,000	71,388
6.950% due 06/01/38 ~	80,000	102,582
DISH DBS Corp 5.125% due 05/01/20	380,000	383,800
5.875% due 07/15/22	1,110,000	1,130,813
5.875% due 11/15/24	5,276,000	5,295,785
6.750% due 06/01/21	90,000	96,075
Family Tree Escrow LLC 5.250% due 03/01/20 ~	1,620,000	1,705,050
FCA US LLC 8.000% due 06/15/19	1,550,000	1,633,312
Ford Motor Co 4.750% due 01/15/43	8,920,000	9,792,911
General Motors Co 6.250% due 10/02/43	570,000	700,924
Hilton Worldwide Finance LLC 5.625% due 10/15/21	4,640,000	4,906,800
McDonald’s Corp 6.300% due 10/15/37	495,000	651,283
MGM Resorts International 6.625% due 12/15/21	800,000	858,500
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,109,535
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	758,616
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,915,900
Numericable-SFR SAS (France) 6.000% due 05/15/22 ~	1,860,000	1,890,225
QVC Inc 5.950% due 03/15/43	100,000	102,723

	Principal Amount	Value
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	$ 2,150,000	$ 2,139,250
7.750% due 04/15/20 ~	590,000	628,350
Time Warner Cable Inc 4.125% due 02/15/21	2,120,000	2,283,009
5.500% due 09/01/41	1,440,000	1,658,019
5.875% due 11/15/40	930,000	1,116,376
6.750% due 06/15/39	1,050,000	1,350,427
8.250% due 04/01/19	5,445,000	6,665,813
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,455,973
Time Warner Inc 4.700% due 01/15/21	410,000	457,041
6.250% due 03/29/41	450,000	582,907
7.700% due 05/01/32	9,300,000	13,233,640
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,131,517
Univision Communications Inc 6.750% due 09/15/22 ~	2,521,000	2,713,226
Viacom Inc 4.250% due 09/01/23	1,210,000	1,280,565
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	900,000	948,375

		106,079,881

Consumer Staples - 3.4%

Altria Group Inc 2.850% due 08/09/22	7,200,000	7,169,479
4.750% due 05/05/21	4,000,000	4,470,764
5.375% due 01/31/44	2,730,000	3,205,670
9.250% due 08/06/19	3,330,000	4,276,632
9.950% due 11/10/38	740,000	1,288,312
10.200% due 02/06/39	290,000	514,473
Anheuser-Busch InBev Worldwide Inc 2.500% due 07/15/22	8,320,000	8,221,866
5.000% due 04/15/20	1,360,000	1,553,108
5.375% due 01/15/20	2,300,000	2,652,130
Constellation Brands Inc 4.250% due 05/01/23	820,000	845,625
6.000% due 05/01/22	850,000	973,250
CVS Health Corp 2.750% due 12/01/22	6,800,000	6,843,513
5.750% due 05/15/41	320,000	410,044
CVS Pass-Through Trust 5.298% due 01/11/27 ~	699,787	748,213
6.036% due 12/10/28	3,182,426	3,771,079
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,146,768
Diageo Investment Corp 2.875% due 05/11/22	5,620,000	5,736,267
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,538,179
HJ Heinz Co 4.875% due 02/15/25 ~	3,550,000	3,856,187
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,550,447
Kraft Foods Group Inc 3.500% due 06/06/22	4,630,000	4,798,074
5.375% due 02/10/20	1,219,000	1,387,505
Lorillard Tobacco Co 3.750% due 05/20/23	3,660,000	3,732,801
8.125% due 06/23/19	1,220,000	1,493,441
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	516,320
Mondelez International Inc 4.000% due 02/01/24	5,240,000	5,701,848
PepsiCo Inc 0.700% due 08/13/15	5,470,000	5,480,141
7.900% due 11/01/18	1,498,000	1,816,908

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	$ 8,980,000	$ 9,747,215
5.500% due 01/15/42 ~	470,000	570,861
Philip Morris International Inc 2.500% due 08/22/22	2,560,000	2,545,564
2.900% due 11/15/21	1,460,000	1,502,804
4.500% due 03/20/42	2,080,000	2,264,084
6.375% due 05/16/38	1,970,000	2,619,944
Reynolds American Inc 3.250% due 11/01/22	2,350,000	2,342,271
6.150% due 09/15/43	330,000	409,302
6.750% due 06/15/17	1,207,000	1,339,885
Reynolds Group Issuer Inc 5.750% due 10/15/20	1,450,000	1,502,563
6.875% due 02/15/21	1,380,000	1,459,350
The Kroger Co 6.400% due 08/15/17	2,610,000	2,911,254
Tyson Foods Inc 5.150% due 08/15/44	820,000	958,287
Wal-Mart Stores Inc 5.250% due 09/01/35	930,000	1,153,057
5.375% due 04/05/17	915,000	999,782
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	680,000	692,759
2.900% due 10/21/19 ~	2,380,000	2,456,477
3.375% due 10/21/20 ~	750,000	786,909

		125,961,412

Energy - 4.5%

Anadarko Petroleum Corp 6.375% due 09/15/17	145,000	161,395
8.700% due 03/15/19	5,485,000	6,711,040
Antero Resources Corp 5.375% due 11/01/21	1,050,000	1,022,438
Apache Corp 3.250% due 04/15/22	492,000	500,734
6.000% due 01/15/37	1,010,000	1,209,746
6.900% due 09/15/18	5,000,000	5,788,315
Arch Coal Inc 7.000% due 06/15/19	2,890,000	693,600
Atwood Oceanics Inc 6.500% due 02/01/20	1,140,000	1,100,100
Baker Hughes Inc 3.200% due 08/15/21	200,000	206,615
7.500% due 11/15/18	4,060,000	4,840,677
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	3,361,000	3,403,896
3.506% due 03/17/25	930,000	950,545
3.561% due 11/01/21	220,000	231,796
California Resources Corp 6.000% due 11/15/24 ~	2,140,000	1,885,875
Chesapeake Energy Corp 5.750% due 03/15/23	220,000	215,600
6.125% due 02/15/21	1,990,000	2,024,825
6.500% due 08/15/17	650,000	687,375
6.875% due 11/15/20	520,000	546,000
Concho Resources Inc 5.500% due 04/01/23	960,000	972,000
6.500% due 01/15/22	1,526,000	1,606,115
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,407,912
Continental Resources Inc 4.500% due 04/15/23	650,000	631,893
5.000% due 09/15/22	420,000	414,750
Devon Energy Corp 3.250% due 05/15/22	1,200,000	1,214,072
7.950% due 04/15/32	2,810,000	3,887,197
Ecopetrol SA (Colombia) 5.875% due 05/28/45	3,580,000	3,374,150

	Principal Amount	Value
Enterprise Products Operating LLC 6.300% due 09/15/17	$ 2,430,000	$ 2,713,797
6.500% due 01/31/19	2,100,000	2,429,454
8.375% due 08/01/66 §	3,000,000	3,162,240
Freeport-McMoran Oil & Gas LLC 6.125% due 06/15/19	3,738,000	3,960,411
6.500% due 11/15/20	527,000	560,596
6.875% due 02/15/23	940,000	999,925
Hess Corp 8.125% due 02/15/19	2,850,000	3,424,748
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	3,137,716
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	2,262,000
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	2,180,000	2,547,129
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,840,653
MarkWest Energy Partners LP 4.875% due 12/01/24	3,090,000	3,174,666
5.500% due 02/15/23	1,680,000	1,734,600
6.250% due 06/15/22	478,000	501,900
Noble Energy Inc 5.250% due 11/15/43	1,130,000	1,185,501
6.000% due 03/01/41	200,000	225,937
8.250% due 03/01/19	3,290,000	3,939,278
Occidental Petroleum Corp 3.125% due 02/15/22	1,350,000	1,392,430
Penn Virginia Resource Partners LP 8.375% due 06/01/20	2,041,000	2,234,895
Petrobras Global Finance BV (Netherlands) 5.375% due 01/27/21	15,300,000	13,953,600
6.250% due 03/17/24	5,750,000	5,435,475
7.875% due 03/15/19	3,600,000	3,684,600
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,730,925
6.000% due 03/05/20	2,000,000	2,291,000
6.375% due 01/23/45	3,990,000	4,470,795
6.625% due 06/15/35	1,280,000	1,472,000
8.000% due 05/03/19	5,700,000	6,847,125
QEP Resources Inc 5.250% due 05/01/23	1,390,000	1,368,872
6.875% due 03/01/21	2,190,000	2,337,825
Range Resources Corp 5.000% due 08/15/22	530,000	530,000
5.000% due 03/15/23	3,030,000	3,030,000
Regency Energy Partners LP 4.500% due 11/01/23	520,000	525,200
5.875% due 03/01/22	1,770,000	1,929,300
6.500% due 07/15/21	680,000	715,700
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	680,000	686,800
5.750% due 05/15/24	1,030,000	1,040,300
Samson Investment Co 9.750% due 02/15/20	3,160,000	884,800
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	55,051
SESI LLC 7.125% due 12/15/21	850,000	862,750
Shelf Drilling Holdings Ltd (Cayman) 8.625% due 11/01/18 ~	680,000	562,700
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,150,000	4,643,896
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,446,709
4.375% due 04/10/24 ~	6,760,000	7,361,383
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	6,631,692
7.875% due 09/01/21	440,000	511,430

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Transocean Inc (Cayman) 5.050% due 12/15/16	$ 1,370,000	$ 1,388,837
Williams Partners LP 4.875% due 05/15/23	800,000	807,340
4.875% due 03/15/24	1,010,000	1,016,875
6.125% due 07/15/22	2,495,000	2,644,560

		168,984,077

Financials - 12.4%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	2,590,000	2,608,622
Ally Financial Inc 7.500% due 09/15/20	32,000	37,560
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,112,082
American International Group Inc 5.850% due 01/16/18	2,000,000	2,235,728
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,649,949
Bank of America Corp 2.600% due 01/15/19	7,240,000	7,372,782
3.300% due 01/11/23	1,190,000	1,206,749
3.875% due 03/22/17	1,230,000	1,287,168
4.000% due 04/01/24	10,280,000	10,951,562
4.125% due 01/22/24	9,345,000	10,018,083
4.200% due 08/26/24	4,930,000	5,106,336
4.500% due 04/01/15	5,980,000	5,980,000
4.875% due 04/01/44	6,140,000	6,939,692
5.000% due 05/13/21	5,590,000	6,318,276
5.000% due 01/21/44	8,740,000	10,073,654
5.625% due 07/01/20	600,000	692,522
5.650% due 05/01/18	2,070,000	2,297,468
5.700% due 05/02/17	1,520,000	1,638,197
5.750% due 12/01/17	560,000	616,458
6.250% § ±	6,230,000	6,377,962
7.625% due 06/01/19	1,400,000	1,691,323
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	187,320
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,651,321
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,466,551
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,587,304
CIT Group Inc 4.250% due 08/15/17	1,840,000	1,872,200
5.000% due 08/01/23	1,330,000	1,366,575
5.375% due 05/15/20	290,000	305,950
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,375,904
5.500% due 09/13/25	4,580,000	5,201,437
5.900% § ±	1,070,000	1,083,375
5.950% § ±	1,820,000	1,845,025
6.000% due 08/15/17	5,155,000	5,672,480
6.125% due 11/21/17	100,000	111,155
6.300% § ±	3,900,000	3,992,625
6.625% due 06/15/32	480,000	600,319
6.675% due 09/13/43	1,100,000	1,472,356
8.500% due 05/22/19	610,000	760,364
Commonwealth Bank of Australia (Australia) 1.250% due 09/18/15	5,540,000	5,560,348
5.000% due 10/15/19 ~	1,060,000	1,194,384
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 4.625% due 12/01/23	5,690,000	6,162,230
5.750% due 12/01/43	2,730,000	3,406,554
11.000% § ± ~	4,830,000	6,230,700

	Principal Amount	Value
Credit Agricole SA (France) 8.375% § ± ~	$ 9,290,000	$ 11,028,159
Daimler Finance North America LLC 1.300% due 07/31/15 ~	2,310,000	2,316,320
2.625% due 09/15/16 ~	5,390,000	5,509,804
First Data Corp 6.750% due 11/01/20 ~	370,000	394,975
11.750% due 08/15/21	188,000	218,315
12.625% due 01/15/21	480,000	570,000
Ford Motor Credit Co LLC 3.664% due 09/08/24	2,770,000	2,863,698
5.750% due 02/01/21	1,270,000	1,477,495
8.125% due 01/15/20	1,940,000	2,426,519
General Electric Capital Corp 1.625% due 07/02/15	1,360,000	1,364,204
3.150% due 09/07/22	4,780,000	4,958,189
4.375% due 09/16/20	1,380,000	1,533,818
4.650% due 10/17/21	340,000	385,327
5.300% due 02/11/21	940,000	1,086,652
5.875% due 01/14/38	1,570,000	2,034,295
6.000% due 08/07/19	9,730,000	11,377,445
6.150% due 08/07/37	1,105,000	1,471,878
6.875% due 01/10/39	1,940,000	2,800,582
General Motors Financial Co Inc 2.750% due 05/15/16	930,000	942,123
3.250% due 05/15/18	700,000	714,875
4.250% due 05/15/23	1,700,000	1,765,382
4.375% due 09/25/21	930,000	991,836
Goldman Sachs Capital II 4.000% § ±	8,875,000	6,922,500
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	5,444,786
HSBC Finance Corp 6.676% due 01/15/21	570,000	677,664
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	3,300,000	3,469,290
6.375% § ±	3,840,000	3,926,400
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,384,099
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	6,089,811
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	1,090,000	1,105,058
3.625% due 08/12/15 ~	2,330,000	2,352,109
5.017% due 06/26/24 ~	10,270,000	10,530,570
JPMorgan Chase & Co 3.375% due 05/01/23	4,290,000	4,323,406
3.625% due 05/13/24	4,110,000	4,278,506
3.875% due 09/10/24	6,050,000	6,213,967
4.250% due 10/15/20	3,230,000	3,524,909
4.350% due 08/15/21	690,000	760,040
4.500% due 01/24/22	2,310,000	2,556,927
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,864,504
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,122,118
M&T Bank Corp 6.875% ±	10,130,000	10,484,550
MetLife Inc 4.750% due 02/08/21	2,370,000	2,682,726
Morgan Stanley
4.750% due 03/22/17	600,000	638,962
5.450% due 01/09/17	5,155,000	5,516,067
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,008,556
Navient Corp 8.000% due 03/25/20	3,380,000	3,768,328
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,640,929

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	$ 980,000	$ 987,490
5.125% due 05/28/24	6,260,000	6,579,429
6.000% due 12/19/23	4,240,000	4,721,189
6.100% due 06/10/23	3,870,000	4,310,677
6.125% due 12/15/22	1,910,000	2,154,190
6.400% due 10/21/19	370,000	428,710
7.640% § ±	600,000	660,000
7.648% § ±	560,000	708,400
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,382,616
Santander US Debt SAU (Spain) 3.781% due 10/07/15 ~	2,750,000	2,795,045
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	8,620,000	9,659,684
6.409% § ± ~	3,900,000	4,073,063
State Street Corp 4.956% due 03/15/18	12,660,000	13,708,134
Sumitomo Mitsui Banking Corp (Japan) 3.100% due 01/14/16 ~	1,300,000	1,323,446
3.150% due 07/22/15 ~	2,290,000	2,307,805
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,922,825
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	3,460,000	3,451,571
The Goldman Sachs Group Inc 3.850% due 07/08/24	4,190,000	4,390,144
5.250% due 07/27/21	1,570,000	1,786,886
5.750% due 01/24/22	400,000	467,345
5.950% due 01/15/27	3,270,000	3,840,615
6.000% due 06/15/20	6,360,000	7,431,584
6.250% due 02/01/41	9,880,000	12,926,063
6.750% due 10/01/37	4,145,000	5,453,680
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,468,475
Voya Financial Inc 2.900% due 02/15/18	700,000	722,653
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,897,180
WEA Finance LLC 3.750% due 09/17/24 ~	4,730,000	4,901,831
Wells Fargo & Co 1.500% due 01/16/18	1,730,000	1,739,204
3.450% due 02/13/23	4,330,000	4,435,033
3.676% due 06/15/16 §	2,830,000	2,930,921
4.600% due 04/01/21	6,240,000	7,013,523
4.650% due 11/04/44	1,160,000	1,242,232
5.375% due 11/02/43	2,030,000	2,400,938
5.606% due 01/15/44	3,567,000	4,323,115
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	3,129,720
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	2,565,000	2,706,075

		461,218,814

Health Care - 2.4%

AbbVie Inc 1.750% due 11/06/17	3,490,000	3,503,887
2.900% due 11/06/22	480,000	477,913
Actavis Funding SCS (Luxembourg) 3.450% due 03/15/22	2,150,000	2,205,354
3.800% due 03/15/25	3,020,000	3,120,515
4.550% due 03/15/35	1,230,000	1,286,338
4.750% due 03/15/45	1,600,000	1,704,904
Amgen Inc 3.625% due 05/22/24	2,010,000	2,117,828
Anthem Inc 1.250% due 09/10/15	1,210,000	1,213,014
3.125% due 05/15/22	3,300,000	3,350,675

	Principal Amount	Value
3.700% due 08/15/21	$ 220,000	$ 232,942
7.000% due 02/15/19	1,290,000	1,522,428
Catholic Health Initiatives 4.350% due 11/01/42	420,000	422,457
Celgene Corp 3.625% due 05/15/24	830,000	864,236
DaVita HealthCare Partners Inc 5.125% due 07/15/24	3,600,000	3,685,500
Fresenius Medical Care US Finance I Inc 5.750% due 02/15/21 ~	1,230,000	1,353,000
Fresenius Medical Care US Finance II Inc 4.125% due 10/15/20 ~	1,080,000	1,103,625
5.625% due 07/31/19 ~	660,000	719,730
5.875% due 01/31/22 ~	1,220,000	1,348,100
Gilead Sciences Inc 3.700% due 04/01/24	4,550,000	4,863,968
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,105,000	4,231,742
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,550,000	4,627,814
HCA Inc 4.250% due 10/15/19	2,120,000	2,180,950
5.375% due 02/01/25	100,000	105,187
6.500% due 02/15/20	940,000	1,060,790
7.500% due 02/15/22	3,690,000	4,312,687
Humana Inc 3.150% due 12/01/22	970,000	977,716
4.625% due 12/01/42	1,090,000	1,139,636
Medtronic Inc 3.125% due 03/15/22	430,000	446,497
3.500% due 03/15/25 ~	6,730,000	7,050,267
4.450% due 03/15/20	2,110,000	2,350,306
Merck & Co Inc 2.750% due 02/10/25	2,380,000	2,383,175
Perrigo Co PLC (Ireland) 4.000% due 11/15/23	1,130,000	1,182,811
Pfizer Inc 6.200% due 03/15/19	270,000	316,166
7.200% due 03/15/39	5,000,000	7,376,915
Roche Holdings Inc 6.000% due 03/01/19 ~	1,297,000	1,503,073
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	91,000	95,982
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,661,892
5.300% due 02/01/44	320,000	383,787
UnitedHealth Group Inc 3.875% due 10/15/20	2,610,000	2,859,498
5.700% due 10/15/40	10,000	12,946
5.800% due 03/15/36	860,000	1,112,316
6.875% due 02/15/38	1,200,000	1,733,774
Valeant Pharmaceuticals International Inc (Canada) 5.375% due 03/15/20 ~	5,520,000	5,589,000
Zoetis Inc 3.250% due 02/01/23	730,000	728,767

		90,520,108

Industrials - 1.8%

ABB Finance USA Inc 4.375% due 05/08/42	390,000	439,634
Air 2 US (Cayman) 8.027% due 10/01/19 ~	1,127,853	1,206,803
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,532,512
CSC Holdings LLC 6.750% due 11/15/21	2,210,000	2,461,387
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 08/10/22	3,630,743	4,265,033

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Eaton Corp 1.500% due 11/02/17	$ 300,000	$ 301,270
2.750% due 11/02/22	9,649,000	9,685,541
4.150% due 11/02/42	2,040,000	2,110,684
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,242,200
General Electric Co 0.850% due 10/09/15	2,180,000	2,187,124
4.500% due 03/11/44	2,610,000	2,942,480
5.250% due 12/06/17	3,535,000	3,902,930
International Lease Finance Corp 6.750% due 09/01/16 ~	5,660,000	6,027,900
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,890,041
Raytheon Co 3.125% due 10/15/20	1,680,000	1,774,283
Schaeffler Holding Finance BV (Netherlands) 6.750% PIK due 11/15/22 ~	2,260,000	2,452,100
The Boeing Co 4.875% due 02/15/20	5,560,000	6,397,453
UAL Pass-Through Trust 9.750% due 01/15/17	370,405	407,593
United Rentals North America Inc 7.375% due 05/15/20	510,000	553,669
United Technologies Corp 4.500% due 04/15/20	2,630,000	2,957,608
4.500% due 06/01/42	2,380,000	2,650,792
Waste Management Inc 3.500% due 05/15/24	1,930,000	2,013,112
7.375% due 05/15/29	1,910,000	2,727,314
West Corp 5.375% due 07/15/22 ~	3,430,000	3,372,119

		68,501,582

Information Technology - 0.2%

Activision Blizzard Inc 5.625% due 09/15/21 ~	3,380,000	3,608,150
National Semiconductor Corp 6.600% due 06/15/17	380,000	425,304
Oracle Corp 1.200% due 10/15/17	4,990,000	5,004,626

		9,038,080

Materials - 2.4%

Ardagh Packaging Finance PLC (Ireland) 3.271% due 12/15/19 § ~	3,700,000	3,626,000
Barrick Gold Corp (Canada) 3.850% due 04/01/22	810,000	793,262
4.100% due 05/01/23	3,880,000	3,834,173
6.950% due 04/01/19	2,470,000	2,885,891
Barrick North America Finance LLC 4.400% due 05/30/21	4,480,000	4,606,981
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	1,070,000	1,119,316
5.000% due 09/30/43	2,320,000	2,667,840
6.500% due 04/01/19	8,630,000	10,169,497
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,768,685
Eagle Spinco Inc 4.625% due 02/15/21	3,270,000	3,245,475
Ecolab Inc 4.350% due 12/08/21	940,000	1,037,307
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	650,000	482,625
8.250% due 11/01/19 ~	1,170,000	993,038
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	789,886

	Principal Amount	Value
Glencore Finance Canada Ltd (Canada) 2.050% due 10/23/15 ~	$ 4,270,000	$ 4,288,519
2.700% due 10/25/17 ~	3,860,000	3,918,139
5.800% due 11/15/16 ~	820,000	872,900
Hexion Inc 6.625% due 04/15/20	1,740,000	1,600,800
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	885,000	976,793
6.000% due 11/15/21	490,000	576,796
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	721,133
Rio Tinto Finance USA Ltd (Australia) 1.875% due 11/02/15	3,700,000	3,714,256
2.500% due 05/20/16	1,410,000	1,436,848
4.125% due 05/20/21	10,000	10,787
9.000% due 05/01/19	2,940,000	3,731,536
Rock-Tenn Co 3.500% due 03/01/20	1,270,000	1,319,864
4.000% due 03/01/23	1,150,000	1,212,481
Southern Copper Corp 5.250% due 11/08/42	7,320,000	6,570,432
6.750% due 04/16/40	600,000	645,660
Steel Dynamics Inc 6.375% due 08/15/22	850,000	911,625
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	10,949,000	10,579,690
6.875% due 11/21/36	4,520,000	4,394,344
8.250% due 01/17/34	1,205,000	1,352,733
Vedanta Resources PLC (United Kingdom) 9.500% due 07/18/18 ~	1,100,000	1,116,500

		88,971,812

Telecommunication Services - 2.5%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20	2,940,000	3,346,367
5.625% due 11/15/17	1,500,000	1,660,650
AT&T Inc 3.000% due 02/15/22	260,000	261,291
3.875% due 08/15/21	370,000	392,528
3.900% due 03/11/24	1,760,000	1,850,228
4.350% due 06/15/45	2,740,000	2,640,508
4.450% due 05/15/21	390,000	427,801
5.500% due 02/01/18	3,625,000	3,993,188
CenturyLink Inc 5.625% due 04/01/20	1,170,000	1,232,887
5.625% due 04/01/25 ~	1,220,000	1,230,675
6.150% due 09/15/19	1,000,000	1,090,000
Deutsche Telekom International Finance BV (Netherlands) 5.750% due 03/23/16	3,300,000	3,454,272
6.750% due 08/20/18	1,545,000	1,798,661
Intelsat Jackson Holdings SA (Luxembourg) 7.500% due 04/01/21	2,520,000	2,598,750
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	882,219
Sprint Capital Corp 8.750% due 03/15/32	4,809,000	5,001,360
Sprint Communications Inc 9.000% due 11/15/18 ~	1,870,000	2,150,500
Sprint Corp 7.625% due 02/15/25	3,930,000	3,934,912
Telecom Italia Capital SA (Luxembourg) 7.175% due 06/18/19	160,000	184,800
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,020,000	2,278,812
5.877% due 07/15/19	350,000	405,185
6.221% due 07/03/17	150,000	165,682
6.421% due 06/20/16	250,000	265,689
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,448,225

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Verizon Communications Inc 3.450% due 03/15/21	$ 2,350,000	$ 2,459,719
4.150% due 03/15/24	1,330,000	1,429,783
4.500% due 09/15/20	330,000	364,676
5.150% due 09/15/23	7,130,000	8,180,121
6.400% due 09/15/33	6,242,000	7,805,153
6.550% due 09/15/43	21,684,000	28,197,548

		92,132,190

Utilities - 1.5%

AES Corp 4.875% due 05/15/23	1,170,000	1,136,362
7.375% due 07/01/21	580,000	652,500
8.000% due 06/01/20	2,530,000	2,903,175
Berkshire Hathaway Energy Co 6.125% due 04/01/36	601,000	787,054
6.500% due 09/15/37	3,200,000	4,346,986
Calpine Corp 5.875% due 01/15/24 ~	120,000	130,260
6.000% due 01/15/22 ~	555,000	596,625
Dominion Resources Inc 5.200% due 08/15/19	2,900,000	3,267,413
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,445,008
FirstEnergy Corp 2.750% due 03/15/18	1,360,000	1,393,535
4.250% due 03/15/23	4,980,000	5,221,346
7.375% due 11/15/31	14,550,000	18,526,806
Pacific Gas & Electric Co 6.050% due 03/01/34	6,422,000	8,416,673
8.250% due 10/15/18	930,000	1,136,334
PacifiCorp 5.650% due 07/15/18	1,860,000	2,106,351
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	3,005,824

		55,072,252

Total Corporate Bonds & Notes (Cost $1,199,679,942)		1,266,480,208

SENIOR LOAN NOTES - 2.1%

Consumer Discretionary - 0.9%

Aramark Services Inc Term F 3.250% due 02/24/21 §	2,049,300	2,048,788
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,372,395	1,378,400
Charter Communications Operating LLC Term G 4.250% due 09/12/21 §	2,770,000	2,795,753
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,021,053	1,023,514
J. Crew Group Inc Term B 4.000% due 03/05/21 §	590,943	549,872
Landry’s Inc Term B 4.000% due 04/24/18 §	1,711,220	1,716,567
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	1,509,847	1,504,893
McGraw Hill Global Education Holdings LLC (1st Lien) 5.750% due 03/22/19 §	918,251	927,577
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,358,000	2,360,106
New Red Finance Term B (Canada) 4.500% due 12/12/21 §	2,854,571	2,886,419
Party City Holdings Inc 4.000% due 07/27/19 §	2,205,797	2,205,010
PetSmart Inc (1st Lien) due 03/11/22 µ	1,800,000	1,815,341

	Principal Amount	Value
Station Casinos LLC Term B 4.250% due 03/02/20 §	$ 324,831	$ 326,078
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	2,198,235
Univision Communications Inc Term C4 4.000% due 03/01/20 §	2,818,976	2,817,654
Virgin Media Bristol LLC Term B 3.500% due 06/07/20 §	2,410,563	2,410,729
Wendy’s International Inc Term B 3.250% due 05/15/19 §	3,023,917	3,027,696

		31,992,632

Consumer Staples - 0.1%

H.J. Heinz Co Term B1 3.000% due 06/07/19 §	498,244	499,488
Term B2
3.250% due 06/05/20 §	1,506,790	1,509,705
The Sun Products Corp 5.500% due 03/23/20 §	973,096	941,167

		2,950,360

Financials - 0.1%

First Data Corp 3.674% due 03/24/18 §	3,257,313	3,259,687
3.674% due 09/24/18 §	1,000,000	1,000,875
Windsor Financing LLC Term B 6.250% due 12/05/17 §	890,935	895,390

		5,155,952

Health Care - 0.1%

MPH Acquisition Holdings LLC 3.750% due 03/31/21 §	322,500	322,039
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,135,385	3,135,385

		3,457,424

Industrials - 0.4%

ADS Waste Holdings Inc 3.750% due 10/09/19 §	1,422,094	1,409,429
American Airlines Inc 3.750% due 06/27/19 §	1,670,250	1,672,637
BakerCorp International Inc 4.250% due 02/14/20 §	972,688	920,406
CSC Holdings LLC Term B 2.678% due 04/17/20 §	1,746,315	1,740,545
Gardner Denver Inc 4.250% due 07/30/20 §	2,492,050	2,370,096
INA Beteiligungsgesellschaft mbH Term B (Germany) 4.250% due 05/15/20 §	2,000,000	2,016,562
Nielsen Finance LLC Term B2 3.175% due 04/15/21 §	1,199,162	1,201,411
Silver II US Holdings LLC 4.000% due 12/13/19 §	1,973,120	1,876,930

		13,208,016

Information Technology - 0.0%

SunGard Data Systems Inc Term E 4.000% due 03/08/20 §	1,345,768	1,350,472

Materials - 0.0%

FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	1,945,387	1,764,050

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 0.1%

Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	$ 2,898,513	$ 2,890,905
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,458,975	1,458,051
Windstream Corp Term B4 3.500% due 01/23/20 §	913,643	914,214

		5,263,170

Utilities - 0.4%

Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	10,700,000	10,757,962
Equipower Resources Holdings LLC (1st Lien) 4.250% due 12/21/18 §	1,150,019	1,150,558
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,947,368	2,937,748

		14,846,268

Total Senior Loan Notes (Cost $81,073,659)		79,988,344

MORTGAGE-BACKED SECURITIES - 38.5%

Collateralized Mortgage Obligations - Commercial - 5.6%

Banc of America Commercial Mortgage Trust 5.448% due 09/10/47 "	480,000	504,285
5.597% due 04/10/49 " §	5,030,000	5,079,173
Bayview Commercial Asset Trust 0.444% due 12/25/36 " § ~	3,974,641	3,336,568
Bear Stearns Commercial Mortgage Securities Trust 6.081% due 06/11/50 " §	970,000	1,008,415
Carefree Portfolio Trust 6.152% due 11/15/19 " § ~	2,000,000	2,007,262
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	1,850,000	1,577,587
CD Mortgage Trust 5.384% due 01/15/46 " §	2,800,000	2,651,183
5.688% due 10/15/48 "	840,000	836,865
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	160,000	167,642
Citigroup Commercial Mortgage Trust 2.110% due 01/12/30 " ~	1,407,603	1,428,977
4.017% due 10/10/47 "	2,610,000	2,815,742
5.482% due 10/15/49 "	1,350,000	1,344,620
6.349% due 12/10/49 " §	680,000	676,820
COBALT CMBS Commercial Mortgage Trust 5.526% due 04/15/47 " §	1,225,000	1,311,388
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	297,881
Commercial Mortgage Pass-Through Certificates (IO) 2.166% due 10/15/45 " §	33,710,206	3,650,461
Commercial Mortgage Trust 3.086% due 04/12/35 " ~	880,000	904,289
3.275% due 06/15/34 " § ~	4,200,000	4,208,171
4.300% due 10/10/46 "	1,030,000	1,140,743
4.762% due 10/10/46 " §	450,000	503,763
4.913% due 12/10/23 " § ~	955,000	858,424
4.858% due 08/15/45 " § ~	2,390,000	2,456,572
5.254% due 10/10/46 " §	220,000	244,385
5.254% due 10/10/46 " § ~	510,000	467,767
6.014% due 07/10/38 " §	2,041,000	2,138,229

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust 4.003% due 09/15/38 " § ~	$ 8,000,000	$ 8,015,320
5.373% due 12/15/39 "	4,000,000	3,927,806
5.572% due 01/15/49 " §	2,704,000	2,901,708
5.807% due 06/15/38 " §	5,160,000	5,145,338
Credit Suisse Mortgage Trust 3.953% due 09/15/37 " ~	2,390,000	2,591,834
4.373% due 09/15/37 " ~	3,800,000	3,628,791
4.675% due 03/15/17 " ~	3,810,000	3,780,546
EQTY Mortgage Trust 2.525% due 05/08/31 " § ~	2,300,000	2,300,529
Fannie Mae - Aces (IO) 0.488% due 10/25/24 " §	121,104,339	3,696,589
4.379% due 02/25/17 " §	24,558,424	1,415,167
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.179% due 04/25/20 " §	22,871,877	1,018,084
1.357% due 06/25/21 " §	10,565,321	673,238
1.562% due 10/25/21 " §	1,412,355	118,017
1.651% due 07/25/21 " §	6,736,454	578,106
1.652% due 06/25/20 " §	678,877	44,012
FREMF Mortgage Trust 3.423% due 06/25/21 " § ~	6,204,554	6,216,363
4.173% due 09/25/22 " § ~	7,393,737	7,412,162
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 " ~	60,938,679	697,260
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	549,802
Government National Mortgage Association 2.250% due 03/16/35 "	810,899	819,561
2.700% due 11/16/54 "	3,690,000	3,768,543
Government National Mortgage Association (IO) 0.931% due 06/16/55 " §	9,429,149	564,990
1.171% due 11/16/55 " §	49,888,663	3,680,561
GS Mortgage Securities Trust 4.930% due 08/10/46 " § ~	730,000	648,078
5.161% due 11/10/46 "	1,680,000	1,917,985
5.989% due 08/10/45 " §	10,550,000	10,838,843
GS Mortgage Securities Trust (IO) 1.666% due 08/10/44 " § ~	5,520,782	304,794
Hyatt Hotel Portfolio Trust 6.400% due 11/15/16 " § ~	7,720,000	7,748,108
JP Morgan Chase Commercial Mortgage Securities Trust 3.472% due 08/15/27 " § ~	720,000	724,297
4.072% due 08/15/27 " § ~	1,310,000	1,291,427
5.411% due 05/15/47 "	3,490,000	3,026,486
5.502% due 06/12/47 " §	7,265,000	7,306,254
5.878% due 02/12/51 " §	700,000	768,014
6.400% due 10/15/19 " § ~	1,900,000	1,905,764
JPMBB Commercial Mortgage Securities Trust 3.914% due 11/15/47 " §	2,960,000	3,174,564
3.928% due 11/15/47 " § ~	3,460,000	3,175,361
4.428% due 11/15/47 " §	3,035,000	3,208,755
5.050% due 01/15/47 " §	510,000	577,100
5.082% due 11/15/45 " §	950,000	1,058,716
LB Commercial Mortgage Trust 5.900% due 07/15/44 " §	1,390,000	1,514,016
LB-UBS Commercial Mortgage Trust 6.265% due 09/15/45 " §	790,000	876,675
Merrill Lynch Mortgage Trust 5.802% due 08/12/43 " §	2,760,000	2,805,325
ML-CFC Commercial Mortgage Trust 5.378% due 08/12/48 "	5,202,566	5,502,351
5.450% due 08/12/48 " §	3,460,000	3,417,553
6.193% due 09/12/49 " §	3,530,000	3,423,853

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	$ 404,000	$ 414,571
Motel 6 Trust 5.000% due 02/05/30 " ~	9,840,000	9,646,644
PFP III Ltd (Cayman) 4.275% due 06/14/31 " § ~	740,000	742,155
UBS-Barclays Commercial Mortgage Trust (IO) 1.990% due 12/10/45 " § ~	3,126,632	311,236
Wachovia Bank Commercial Mortgage Trust 0.377% due 12/15/43 " § ~	558,000	538,500
5.383% due 12/15/43 "	1,220,000	1,295,065
5.413% due 12/15/43 " §	7,660,000	7,851,592
5.660% due 04/15/47 " §	1,490,000	1,555,203
Wells Fargo Commercial Mortgage Trust 3.250% due 02/15/48 " ~	5,670,000	3,868,788
3.500% due 07/15/46 " ~	620,000	504,882
WFRBS Commercial Mortgage Trust 4.204% due 11/15/47 " §	3,830,000	4,113,372
WFRBS Commercial Mortgage Trust (IO) 1.077% due 02/15/44 " § ~	15,623,366	428,721
1.472% due 03/15/47 " §	11,161,563	850,997
1.568% due 06/15/45 " § ~	3,139,102	264,961
3.692% due 11/15/47 " ~	4,040,000	3,578,842
4.001% due 06/15/46 " § ~	1,750,000	1,677,259

		208,018,646

Collateralized Mortgage Obligations - Residential - 14.4%

Adjustable Rate Mortgage Trust 0.424% due 03/25/36 " §	745,620	492,261
2.530% due 07/25/35 " §	871,291	836,790
2.573% due 10/25/35 " §	10,260,000	9,293,385
Alternative Loan Trust 5.500% due 06/25/35 "	19,952,424	19,947,276
6.000% due 03/25/27 "	333,707	324,221
6.000% due 05/25/36 "	5,874,461	5,158,117
6.500% due 09/25/34 "	961,690	988,409
6.500% due 09/25/36 "	2,923,504	2,656,284
16.558% due 06/25/35 " §	8,952,742	11,664,648
27.905% due 07/25/36 " §	2,457,244	4,195,000
BCAP LLC Trust 0.571% due 03/28/37 " § ~	10,515,093	9,648,144
Bear Stearns ALT-A Trust 0.874% due 01/25/35 " §	5,308,095	5,182,145
Bear Stearns ARM Trust 2.613% due 10/25/36 " §	417,493	364,129
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.354% due 08/25/47 " § ~	954,980	668,441
0.374% due 01/25/36 " § ~	12,676	11,607
0.404% due 07/25/36 " § ~	130,166	117,322
0.464% due 10/25/35 " § ~	38,811	35,634
0.474% due 08/25/35 " § ~	15,352	14,223
Citigroup Mortgage Loan 0.961% due 11/25/46 " § ~	10,150,056	9,971,971
Citigroup Mortgage Loan Trust 2.360% due 02/25/36 " § ~	1,714,642	1,717,085
2.709% due 04/25/37 " §	2,146,176	1,931,899
6.500% due 10/25/36 " ~	3,325,664	2,697,696
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	5,849,760	5,036,094
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	2,834,723	2,870,855
5.750% due 02/25/37 "	11,532,584	10,638,405
Credit Suisse Mortgage Trust 0.367% due 06/27/46 " § ~	21,151,656	11,005,207
2.403% due 01/27/36 " § ~	14,313,633	8,954,251

	Principal Amount	Value
Fannie Mae 0.524% due 05/25/34 " §	$ 1,057,320	$ 1,060,493
4.000% due 04/25/40 - 07/25/40 "	37,500,000	40,105,031
5.500% due 04/25/42 "	8,175,629	9,252,155
6.000% due 05/25/42 "	3,222,922	3,677,987
6.500% due 06/25/39 - 07/25/42 "	7,217,328	8,263,733
7.000% due 05/25/42 "	1,390,325	1,589,172
Fannie Mae (IO) 0.000% due 07/25/36 - 12/25/36 "	2,667,139	205,748
1.653% due 10/25/35 "	761,277	46,960
1.753% due 04/25/36 "	572,687	41,774
1.815% due 08/25/44 " §	22,110,567	1,653,284
3.000% due 11/25/26 - 09/25/32 "	27,589,265	3,045,881
3.500% due 11/25/41 "	4,340,882	762,589
4.000% due 11/25/41 "	7,189,979	1,326,120
4.500% due 11/25/39 "	1,104,571	210,469
5.000% due 01/25/38 - 01/25/39 "	2,270,585	422,204
5.000% due 01/25/39 " §	597,857	110,508
5.500% due 01/25/39 " §	577,184	105,472
5.826% due 07/25/42 " §	913,720	198,607
5.926% due 09/25/42 - 07/25/43 " §	3,426,287	770,905
5.976% due 09/25/41 - 12/25/42 " §	21,531,274	4,117,152
6.000% due 01/25/38 - 07/25/38 "	2,671,925	496,581
6.226% due 09/25/41 " §	3,971,575	743,634
6.306% due 04/25/40 " §	1,641,405	250,060
6.356% due 12/25/40 " §	778,250	124,618
6.406% due 09/25/40 " §	2,732,053	534,614
6.426% due 11/25/36 - 07/25/42 " §	3,634,186	776,251
6.466% due 07/25/41 " §	1,526,527	301,239
6.476% due 02/25/41 - 03/25/42 " §	4,851,994	914,912
Fannie Mae (PO) 0.000% due 03/25/42 "	486,085	453,194
Fannie Mae Connecticut Avenue Securities 3.174% due 07/25/24 " §	23,450,000	22,091,952
5.174% due 11/25/24 " §	6,030,000	6,345,272
5.424% due 10/25/23 " §	8,270,000	9,060,877
Freddie Mac 1.175% due 02/15/32 " §	153,851	158,053
3.500% due 10/15/37 "	2,700,000	2,847,242
4.000% due 12/15/39 "	10,346,417	11,059,927
5.000% due 02/15/30 - 03/15/35 "	24,719,195	27,380,560
5.500% due 07/15/34 "	10,971,033	12,480,482
6.000% due 05/15/36 "	5,407,768	6,160,933
Freddie Mac (IO) 0.250% due 01/15/38 " §	337,197	2,625
3.000% due 09/15/31 - 12/15/31 "	6,182,679	751,992
3.500% due 06/15/27 - 04/15/43 "	11,933,204	1,541,323
4.000% due 04/15/43 "	2,278,843	326,368
5.776% due 10/15/41 " §	4,276,274	759,770
5.826% due 05/15/44 " §	11,541,508	2,603,580
5.856% due 09/15/37 " §	2,728,948	513,196
5.876% due 08/15/39 - 08/15/42 " §	4,320,045	628,944
5.926% due 09/15/44 " §	8,344,338	1,949,157
5.976% due 11/15/42 " §	2,499,142	560,901
6.026% due 05/15/39 " §	2,198,081	387,301
6.056% due 01/15/40 " §	630,669	117,767
6.076% due 09/15/42 " §	2,205,818	367,727
6.116% due 11/15/36 " §	1,130,065	201,936
6.426% due 11/15/41 " §	3,797,064	753,996
Freddie Mac Structured Agency Credit Risk Debt Notes 4.674% due 02/25/24 " §	3,590,000	3,749,211
4.924% due 10/25/24 " §	9,520,000	9,993,649
Government National Mortgage Association 0.521% due 08/20/58 " §	20,659,348	20,596,430
0.671% due 03/20/61 " §	2,953,191	2,960,230
1.172% due 05/20/60 " §	802,574	818,080
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,202,517
5.000% due 07/20/39 - 04/16/40 "	10,196,368	11,277,179

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association (IO) 2.615% due 09/20/43 " §	$ 602,611	$ 27,334
2.691% due 11/20/42 " §	909,789	43,427
3.500% due 04/20/27 - 05/20/43 "	10,518,077	1,264,416
5.000% due 11/20/36 - 10/20/44 "	24,492,806	4,487,637
5.424% due 08/20/44 " §	4,250,427	722,470
5.926% due 08/16/42 " §	2,473,207	417,145
5.976% due 06/16/43 " §	6,325,362	946,565
6.026% due 10/16/42 " §	2,952,016	593,814
6.304% due 04/20/40 " §	463,589	78,737
6.324% due 03/20/39 " §	974,756	123,314
6.374% due 06/20/40 " §	5,407,610	1,190,948
6.376% due 04/16/34 " §	131,565	3,254
6.474% due 01/20/40 " §	721,221	122,145
6.524% due 06/20/43 " §	5,068,186	903,559
6.574% due 12/20/39 " §	5,229,556	994,042
GSMPS Mortgage Loan Trust 0.524% due 01/25/35 " § ~	3,903,024	3,301,092
0.524% due 03/25/35 " § ~	1,490,615	1,311,654
0.524% due 09/25/35 " § ~	4,513,972	3,885,979
GSR Mortgage Loan Trust 2.591% due 07/25/35 " §	843,814	820,647
GSR Mortgage Loan Trust (IO) 6.376% due 10/25/36 " §	2,320,285	394,515
Homestar Mortgage Acceptance Corp 0.724% due 01/25/35 " §	625,054	624,888
Impac CMB Trust 0.694% due 11/25/35 " §	4,385,129	3,624,309
IndyMac IMSC Mortgage Loan Trust 0.354% due 07/25/47 " §	10,231,915	6,796,949
IndyMac INDX Mortgage Loan Trust 0.414% due 06/25/37 " §	4,058,594	3,594,761
0.434% due 06/25/35 " §	3,073,591	2,789,047
JP Morgan Alternative Loan Trust 0.454% due 04/25/47 " §	12,148,579	11,033,594
JP Morgan Mortgage Trust 2.548% due 08/25/35 " §	2,252,877	2,216,995
JP Morgan Resecuritization Trust 0.381% due 12/27/36 " § ~	19,320,249	13,032,663
0.381% due 07/27/46 " § ~	15,767,492	9,155,121
Lehman Mortgage Trust 0.924% due 12/25/35 " §	9,988,467	7,309,031
6.000% due 05/25/37 "	779,340	762,923
MASTR Adjustable Rate Mortgages Trust 2.645% due 04/21/34 " §	2,916,603	2,939,991
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	2,119,138	2,232,323
Merrill Lynch Mortgage Investors Trust 2.471% due 06/25/35 " §	4,000,000	3,862,890
Morgan Stanley Mortgage Loan Trust 2.457% due 07/25/34 " §	1,149,791	1,150,167
2.542% due 07/25/35 " §	2,637,722	2,314,488
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,879,483	2,963,808
RAAC Trust 6.000% due 09/25/34 "	52,683	53,158
RBSSP Resecuritization Trust 2.788% due 12/26/35 " § ~	956,294	958,951
Residential Asset Securitization Trust 0.674% due 07/25/36 " §	869,116	639,406
6.000% due 08/25/36 "	2,117,764	1,947,216
Structured Adjustable Rate Mortgage Loan Trust 2.427% due 05/25/34 " §	1,554,124	1,558,629
2.534% due 08/25/36 " §	11,167,440	8,581,642
4.796% due 05/25/36 " §	4,355,799	3,325,217
Wachovia Mortgage Loan Trust 0.351% due 01/25/37 " §	1,392,181	1,032,316

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust 0.464% due 10/25/45 " §	$ 4,275,131	$ 3,951,662
0.494% due 08/25/45 " §	6,711,150	6,391,028
0.724% due 07/25/44 " §	581,922	545,809
1.728% due 10/25/36 " §	2,136,656	1,795,085
2.393% due 02/25/33 " §	1,213,801	1,200,058
2.405% due 09/25/33 " §	382,196	395,186
4.529% due 07/25/37 " §	6,305,297	5,885,163
Washington Mutual Mortgage Pass-Through Certificates Trust 0.828% due 01/25/47 " §	9,992,556	7,153,531
6.000% due 07/25/36 "	1,140,595	874,019
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 " § ~	2,849,766	2,870,495
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/37 "	2,783,013	2,825,275
6.000% due 08/25/37 "	2,218,234	2,195,448

		538,847,959

Fannie Mae - 11.5%

2.500% due 01/01/28 - 05/01/30 "	10,235,176	10,511,614
3.000% due 05/01/30 - 02/01/43 "	93,228,073	96,997,518
3.500% due 05/01/30 - 05/01/45 "	64,820,170	68,416,391
4.000% due 09/01/42 - 01/01/45 "	67,876,528	73,088,493
4.500% due 04/01/23 - 05/01/45 "	107,823,342	118,633,852
5.000% due 07/01/33 - 05/13/45 "	39,808,018	44,383,340
5.500% due 04/01/37 - 11/01/38 "	5,421,530	6,120,411
6.000% due 04/01/33 - 08/01/37 "	1,061,564	1,219,296
6.500% due 05/01/40 "	5,927,960	6,859,759
7.000% due 02/01/39 "	2,991,835	3,531,263

		429,761,937

Freddie Mac - 3.4%

2.060% due 06/01/37 " §	1,114,462	1,183,560
2.134% due 07/01/37 " §	264,466	281,840
2.243% due 06/01/37 " §	45,169	46,988
2.245% due 06/01/37 " §	103,273	108,166
2.375% due 11/01/36 " §	561,615	604,619
2.416% due 01/01/37 " §	104,677	112,551
3.500% due 05/01/30 - 05/01/45 "	15,281,691	16,145,161
4.000% due 10/01/25 - 08/01/44 "	31,999,445	34,443,859
4.500% due 08/01/40 - 05/01/45 "	37,073,490	41,094,664
5.000% due 12/01/35 - 11/01/41 "	14,001,746	15,543,434
5.500% due 08/01/37 - 12/01/38 "	4,155,902	4,668,535
6.000% due 10/01/36 - 11/01/39 "	10,173,033	11,591,392
6.500% due 09/01/39 "	1,866,727	2,168,834
7.000% due 03/01/39 "	885,928	1,061,825

		129,055,428

Government National Mortgage Association - 3.6%

0.801% due 08/20/60 " §	974,984	983,430
3.500% due 05/01/45 "	52,900,000	55,554,720
4.500% due 01/20/40 - 07/20/41 "	29,593,419	32,361,480
5.000% due 01/15/40 - 11/20/40 "	23,900,919	26,839,339
5.500% due 06/15/36 "	831,648	951,032
6.000% due 06/20/35 - 03/20/42 "	13,576,876	15,464,713
6.500% due 10/20/37 "	1,355,107	1,567,913

		133,722,627

Total Mortgage-Backed Securities (Cost $1,416,800,515)		1,439,406,597

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 3.8%

ACE Securities Corp Home Equity Loan Trust 0.954% due 04/25/34 " §	$ 2,081,766	$ 1,988,318
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.194% due 04/25/34 " §	1,775,101	1,673,070
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.071% due 10/25/34 " §	6,620,344	6,194,404
Asset-Backed Pass-Through Certificates 0.861% due 04/25/34 " §	1,650,038	1,629,587
Asset-Backed Securities Corp Home Equity Loan Trust 0.966% due 06/25/34 " §	647,344	647,184
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 " ~	1,770,000	1,771,026
2.970% due 02/20/20 " ~	2,540,000	2,625,575
Bear Stearns Asset-Backed Securities Trust 0.744% due 09/25/34 " §	706,116	695,991
Citigroup Mortgage Loan Trust 0.244% due 05/25/37 " §	351,064	222,770
Citigroup Mortgage Loan Trust Inc 0.324% due 08/25/36 " §	558,077	545,060
0.604% due 07/25/35 " §	860,935	855,058
Countrywide Home Equity Loan Trust 0.302% due 11/15/36 " §	214,907	184,255
Credit-Based Asset Servicing & Securitization LLC 0.954% due 07/25/33 " §	1,308,769	1,230,510
Greenpoint Manufactured Housing 2.902% due 03/18/29 " §	1,850,000	1,628,028
3.500% due 06/19/29 " §	575,000	513,187
3.674% due 02/20/30 " §	625,000	543,750
7.270% due 06/15/29 "	3,719,667	3,756,878
GSAA Home Equity Trust 0.334% due 07/25/36 " §	2,431,337	1,298,205
HERO Funding Trust 3.990% due 09/21/40 " ~	10,637,961	10,901,697
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,420,000	2,413,111
HLSS Servicer Advance Receivables Backed Notes 1.981% due 11/15/46 " ~	4,440,000	4,401,796
JGWPT XXXIII LLC 3.500% due 06/15/77 " ~	7,804,650	7,948,229
Lehman XS Trust 5.190% due 05/25/37 " §	17,845,784	13,976,443
Manufactured Housing Contract Trust Pass-Through Certificates 3.675% due 02/20/32 " §	1,150,000	1,062,659
3.675% due 03/13/32 " §	1,975,000	1,800,574
National Collegiate Student Loan Trust 0.444% due 03/26/29 " §	9,000,000	8,202,843
1.024% due 03/25/38 " §	21,820,000	16,232,531
NovaStar Mortgage Funding Trust 1.234% due 12/25/33 " §	1,263,298	1,193,526
Origen Manufactured Housing Contract Trust 2.465% due 10/15/37 " §	15,400,799	13,396,323
2.478% due 04/15/37 " §	9,108,088	8,063,616
PAMCO CLO 7.910% due 08/06/15 " Y	1,443,831	245,451
RAMP Trust 0.444% due 10/25/36 " §	4,182,000	3,533,493
0.584% due 11/25/35 " §	1,824,423	1,801,992
5.350% due 02/25/33 " §	1,084,505	1,085,695

	Principal Amount	Value
RASC Trust 0.324% due 06/25/36 " §	$ 430,957	$ 430,345
Saxon Asset Securities Trust 0.861% due 05/25/35 " §	2,363,095	2,264,056
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	6,598,040	6,566,120
SLM Student Loan Trust 1.006% due 10/25/28 " §	4,245,000	3,855,988
Structured Asset Investment Loan Trust 1.174% due 10/25/33 " §	3,072,048	2,930,977
United States Small Business Administration 2.517% due 03/10/25 "	2,630,000	2,645,976

Total Asset-Backed Securities (Cost $136,231,904)		142,956,297

U.S. GOVERNMENT AGENCY ISSUES - 2.5%

Fannie Mae 4.235% due 10/09/19	30,610,000	28,159,455
6.625% due 11/15/30	15,850,000	23,899,898
Financing Corp Strips 1.346% due 08/03/18	960,000	917,729
3.240% due 12/27/18	10,969,000	10,454,707
3.789% due 11/02/18	12,210,000	11,609,329
4.003% due 12/06/18	5,350,000	5,067,766
4.302% due 09/26/19	5,315,000	4,962,982
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	8,307,710

Total U.S. Government Agency Issues (Cost $87,167,549)		93,379,576

U.S. TREASURY OBLIGATIONS - 9.2%

U.S. Treasury Bonds - 6.0%

2.500% due 02/15/45	11,180,000	11,085,663
3.000% due 11/15/44	66,480,000	72,863,144
3.125% due 08/15/44	41,880,000	46,961,216
3.375% due 05/15/44	80,950,000	94,907,561

		225,817,584

U.S. Treasury Inflation Protected Securities - 2.3%

0.125% due 07/15/24 ^	14,578,964	14,606,300
0.625% due 01/15/24 ^	14,144,992	14,760,526
0.625% due 02/15/43 ^	16,215,887	15,952,378
1.375% due 02/15/44 ^	6,920,217	8,162,611
2.125% due 02/15/40 ^	4,747,522	6,356,485
2.375% due 01/15/25 ^	21,254,286	25,807,357

		85,645,657

U.S. Treasury Notes - 0.8%

0.625% due 11/30/17	620,000	617,384
1.375% due 02/29/20	4,550,000	4,551,779
1.750% due 03/31/22	15,840,000	15,880,835
2.000% due 05/31/21	50,000	51,133
2.000% due 02/15/25	8,930,000	8,987,206

		30,088,337

U.S. Treasury Strips - 0.1%

8.116% due 02/15/43	7,930,000	3,830,476

Total U.S. Treasury Obligations (Cost $332,854,716)		345,382,054

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 5.9%

Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 11,185,000	$ 8,586,916
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	60,537,000	18,071,431
Colombia Government (Colombia) 5.625% due 02/26/44	$4,740,000	5,320,650
Indonesia Government (Indonesia) 3.750% due 04/25/22 ~	1,490,000	1,523,525
4.875% due 05/05/21 ~	5,660,000	6,190,625
5.375% due 10/17/23 ~	400,000	449,500
5.875% due 03/13/20 ~	260,000	295,425
5.875% due 01/15/24 ~	973,000	1,127,464
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 664,671,300	45,658,018
7.750% due 11/13/42	606,337,500	46,197,285
10.000% due 12/05/24	109,240,000	9,318,719
Mexico Government (Mexico) 5.550% due 01/21/45	$17,420,000	20,468,500
Peruvian Government (Peru) 5.625% due 11/18/50	910,000	1,114,750
Poland Government (Poland) 4.000% due 01/22/24	10,340,000	11,405,020
Portugal Government (Portugal) 5.125% due 10/15/24 ~	6,500,000	7,197,320
Russian Government (Russia) 4.500% due 04/04/22 ~	2,400,000	2,308,392
7.500% due 03/31/30 § ~	6,302,615	7,247,377
South Africa Government (South Africa) 5.875% due 09/16/25	8,215,000	9,432,463
Turkey Government (Turkey) 4.875% due 04/16/43	4,200,000	4,163,250
5.625% due 03/30/21	4,241,000	4,659,799
5.750% due 03/22/24	4,610,000	5,149,831
6.250% due 09/26/22	2,498,000	2,847,720
7.000% due 03/11/19	580,000	660,417
7.500% due 11/07/19	200,000	234,000

Total Foreign Government Bonds & Notes (Cost $235,162,655)		219,628,397

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 1.246% due 01/29/46 §	2,500,000	2,362,393

Total Municipal Bonds (Cost $2,087,941)		2,362,393

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $177,460)		41,131

SHORT-TERM INVESTMENTS - 7.5%

U.S. Government Agency Issues - 3.8%

Fannie Mae 0.095% due 05/13/15	50,000,000	49,998,150
Federal Home Loan Bank 0.157% due 08/18/15	10,000,000	9,996,490
Freddie Mac 0.101% due 05/18/15	20,000,000	19,999,160
0.103% due 05/26/15	25,000,000	24,998,775
0.133% due 06/08/15	10,000,000	9,999,040
0.193% due 11/16/15	25,000,000	24,973,750

		139,965,365

	Principal Amount	Value
Repurchase Agreements - 3.7%

Deutsche Bank AG 0.100% due 04/01/15 (Dated 03/31/15, repurchase price of $75,000,208; collateralized by U.S. Treasury Inflation Index Notes: 2.500% due 07/15/16 and value $76,556,884)	$ 75,000,000	$ 75,000,000
Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $10,520,814; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $10,733,550)	10,520,814	10,520,814
The Goldman Sachs Group Inc 0.130% due 04/01/15 (Dated 03/31/15, repurchase price of $54,000,195; collateralized by Fannie Mae: 1.880% due 09/10/19 and value $54,906,573)	54,000,000	54,000,000

		139,520,814

Total Short-Term Investments (Cost $279,470,150)		279,486,179

TOTAL INVESTMENTS - 103.7% (Cost $3,777,973,663)		3,876,758,117

OTHER ASSETS & LIABILITIES, NET - (3.7%)		(140,123,009)

NET ASSETS - 100.0%		$3,736,635,108

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	An investment with a value of $245,451 or less than 0.1% of the portfolio’s net assets was in default as of March 31, 2015.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (06/15)	58	$80,347
Euro-Bund (06/15)	221	(32,747)
Eurodollar (12/15)	194	35,195
Eurodollar (06/16)	2,175	2,783,769
Eurodollar (12/16)	4,487	3,215,392
Eurodollar (03/17)	157	204,827
U.S. Treasury 5-Year Notes (06/15)	4,620	5,397,900
U.S. Treasury 30-Year Bonds (06/15)	237	(47,302)
U.S. Treasury Ultra Long Bonds (06/15)	533	1,755,065

		13,392,446

Short Futures Outstanding
Euro-Bund (06/15)	727	(731,331)
Euro FX (06/15)	140	698,908
JPY FX (06/15)	524	(627,228)
U.S. Treasury 2-Year Notes (06/15)	19	(17,874)
U.S. Treasury 10-Year Notes (06/15)	3,902	(3,373,126)

		(4,050,651)

Total Futures Contracts		$9,341,795

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	23,538,462	USD	26,736,915	05/15	BOA	($1,413,517)
EUR	300,109	USD	343,181	05/15	UBS	(20,314)
INR	436,600,000	USD	6,900,552	04/15	BOA	101,756
INR	246,600,000	USD	3,894,996	04/15	BRC	60,041
INR	1,589,200,000	USD	25,113,570	04/15	CIT	374,447
JPY	894,022,833	USD	7,628,018	05/15	CIT	(169,642)
USD	3,538,436	EUR	3,100,000	05/15	BOA	203,361
USD	17,579,337	EUR	15,383,833	05/15	CIT	1,028,938
USD	23,611,458	EUR	20,612,000	05/15	MSC	1,436,437
USD	6,246,080	EUR	5,464,866	05/15	UBS	366,809
USD	9,285,445	JPY	1,083,500,000	04/15	JPM	249,624
USD	13,961,295	JPY	1,636,529,000	05/15	BRC	308,568
USD	22,247,192	MXN	342,820,466	04/15	BRC	(212,469)

Total Forward Foreign Currency Contracts						$2,314,039

(e)	Purchased options outstanding as of March 31, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - EUR FX (04/15)	$1.12	04/02/15	CME	55	$65,741	$344
Call - EUR FX (04/15)	1.13	04/02/15	CME	36	45,117	225

					110,858	569

Put - U.S. Treasury 10-Year Notes (05/15)	128.00	04/24/15	CME	118	66,602	40,562

Total Purchased Options					$177,460	$41,131

(f)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	5,015	$2,939,097
Call Options Written	8,094	4,267,274
Put Options Written	7,597	3,571,437
Call Options Exercised	(4,253)	(2,409,186)
Put Options Exercised	(2,219)	(1,188,809)
Call Options Expired	(5,605)	(2,819,120)
Put Options Expired	(3,849)	(1,756,222)
Call Options Closed	(698)	(425,216)
Put Options Closed	(1,048)	(438,969)

Outstanding, March 31, 2015	3,034	$1,740,286

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(g)	Premiums received and value of written options outstanding as of March 31, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (05/15)	$128.00	04/24/15	CME	66	$23,504	($82,500)
Call - U.S. Treasury 10-Year Notes (05/15)	129.00	04/24/15	CME	27	12,568	(18,563)
Call - U.S. Treasury 10-Year Notes (05/15)	130.00	04/24/15	CME	108	35,946	(35,437)
Call - U.S. Treasury 30-Year Bonds (05/15)	165.00	04/24/15	CME	28	33,596	(42,875)
Call - U.S. Treasury 30-Year Bonds (05/15)	166.00	04/24/15	CME	98	143,619	(114,844)
Call - EUR FX (05/15)	1.12	05/08/15	CME	18	22,442	(7,650)
Call - U.S. Treasury 10-Year Notes (06/15)	129.00	05/22/15	CME	135	105,030	(143,437)
Call - U.S. Treasury 10-Year Notes (06/15)	129.50	05/22/15	CME	134	93,783	(113,063)
Call - U.S. Treasury 10-Year Notes (06/15)	130.00	05/22/15	CME	404	261,906	(271,437)
Call - U.S. Treasury 30-Year Bonds (06/15)	170.00	05/22/15	CME	54	73,653	(55,688)
Call - EUR FX (06/15)	1.14	06/05/15	CME	35	17,411	(13,125)

					823,458	(898,619)

Put - U.S. Treasury 5-Year Notes (05/15)	119.50	04/24/15	CME	162	32,380	(27,844)
Put - U.S. Treasury 10-Year Notes (05/15)	127.00	04/24/15	CME	175	68,400	(21,875)
Put - U.S. Treasury 10-Year Notes (05/15)	127.50	04/24/15	CME	340	97,864	(74,374)
Put - U.S. Treasury 30-Year Bonds (05/15)	160.00	04/24/15	CME	102	90,419	(63,750)
Put - U.S. Treasury 30-Year Bonds (05/15)	162.00	04/24/15	CME	54	49,606	(64,969)
Put - EUR FX (05/15)	1.05	05/08/15	CME	21	23,832	(23,625)
Put - EUR FX (05/15)	1.06	05/08/15	CME	35	36,211	(51,188)
Put - U.S. Treasury 10-Year Notes (06/15)	127.00	05/22/15	CME	376	272,168	(146,874)
Put - U.S. Treasury 30-Year Bonds (06/15)	155.00	05/22/15	CME	54	35,262	(21,937)
Put - Eurodollar Midcurve 1-Year Notes (06/15)	98.50	06/12/15	CME	242	97,501	(7,563)
Put - Eurodollar Midcurve 1-Year Notes (06/15)	98.75	06/12/15	CME	366	113,185	(43,463)

					916,828	(547,462)

Total Written Options					$1,740,286	($1,446,081)

(h)	Swap agreements outstanding as of March 31, 2015 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX BBB	3.000%	10/17/57	CSF	$1,100,000	($44,753)	($52,559)	$7,806
CMBX BBB	3.000%	10/17/57	GSC	700,000	(28,733)	(34,594)	5,861

					(73,486)	(87,153)	13,667

			Exchange
CDX IG 22 5Y	1.000%	06/20/19	CME	27,720,000	516,896	410,901	105,995
CDX IG 23 5Y	1.000%	12/20/19	CME	16,660,000	284,280	226,350	57,930
CDX HY 23 5Y	5.000%	12/20/19	CME	36,887,200	3,079,202	2,489,379	589,823

					3,880,378	3,126,630	753,748

					$3,806,892	$3,039,477	$767,415

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.110%	05/15/30	$137,391,000	$2,306,874	$161,191	$2,145,683

Total Swap Agreements					$6,113,766	$3,200,668	$2,913,098

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,646,941	$7,646,941	$-	$-
	Corporate Bonds & Notes	1,266,480,208	-	1,265,273,405	1,206,803
	Senior Loan Notes	79,988,344	-	79,988,344	-
	Mortgage-Backed Securities	1,439,406,597	-	1,420,804,202	18,602,395
	Asset-Backed Securities	142,956,297	-	131,809,149	11,147,148
	U.S. Government Agency Issues	93,379,576	-	93,379,576	-
	U.S. Treasury Obligations	345,382,054	-	345,382,054	-
	Foreign Government Bonds & Notes	219,628,397	-	219,628,397	-
	Municipal Bonds	2,362,393	-	2,362,393	-
	Short-Term Investments	279,486,179	-	279,486,179	-
	Derivatives:
	Credit Contracts
	Swaps	3,880,378	-	3,880,378	-
	Foreign Currency Contracts
	Futures	698,908	698,908	-	-
	Forward Foreign Currency Contracts	4,129,981	-	4,129,981	-
	Purchased Options	569	569	-	-

	Total Foreign Currency Contracts	4,829,458	699,477	4,129,981	-

	Interest Rate Contracts
	Futures	13,472,495	13,472,495	-	-
	Purchased Options	40,562	40,562	-	-
	Swaps	2,306,874	-	2,306,874	-

	Total Interest Rate Contracts	15,819,931	13,513,057	2,306,874	-

	Total Assets - Derivatives	24,529,767	14,212,534	10,317,233	-

	Total Assets	3,901,246,753	21,859,475	3,848,430,932	30,956,346

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(73,486)	-	(73,486)	-
	Foreign Currency Contracts
	Futures	(627,228)	(627,228)	-	-
	Forward Foreign Currency Contracts	(1,815,942)	-	(1,815,942)	-
	Written Options	(95,588)	(95,588)	-	-

	Total Foreign Currency Contracts	(2,538,758)	(722,816)	(1,815,942)	-

	Interest Rate Contracts
	Futures	(4,202,380)	(4,202,380)	-	-
	Written Options	(1,350,493)	(1,350,493)	-	-

	Total Interest Rate Contracts	(5,552,873)	(5,552,873)	-	-

	Total Liabilities - Derivatives	(8,165,117)	(6,275,689)	(1,889,428)	-

	Total Liabilities	(8,165,117)	(6,275,689)	(1,889,428)	-

	Total	$3,893,081,636	$15,583,786	$3,846,541,504	$30,956,346

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.7%

Consumer Staples - 0.3%

Reynolds Group Issuer Inc 5.750% due 10/15/20	$1,000,000	$1,036,250

Materials - 1.5%

Beverage Packaging Holdings II SA (Luxembourg) 5.625% due 12/15/16 ~	2,000,000	2,010,000
Hexion Inc 6.625% due 04/15/20	4,000,000	3,680,000

		5,690,000

Telecommunication Services - 0.9%

Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	1,000,000	926,250
8.125% due 06/01/23	3,000,000	2,778,750

		3,705,000

Total Corporate Bonds & Notes (Cost $11,444,318)		10,431,250

SENIOR LOAN NOTES - 95.7%

Consumer Discretionary - 26.2%

24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,481,250	2,477,374
Acosta Holdco Inc 5.000% due 09/26/21 §	997,500	1,007,126
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	1,173,431	1,176,364
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	992,481	988,483
(2nd Lien)
7.500% due 12/17/21 §	4,428,083	4,450,223
Burlington Coat Factory Warehouse Corp Term B3 4.250% due 08/13/21 §	1,845,272	1,861,996
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	5,932,425	5,627,154
Caesars Growth Properties Holdings LLC 6.250% due 05/08/21 §	2,977,500	2,649,231
CEC Entertainment Inc 4.000% due 02/14/21 §	5,568,750	5,512,366
Charter Communications Operating LLC Term G 4.250% due 09/12/21 §	2,750,000	2,775,567
ClubCorp Club Operations Inc 4.500% due 07/24/20 §	6,500,000	6,542,660
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	1,736,875	1,735,355
Dollar Tree Inc Term B 4.250% due 03/09/22 §	1,500,000	1,517,579
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,472,500	5,464,291
Great Wolf Resorts Inc Term B 5.750% due 08/06/20 §	3,942,437	3,955,577
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,595,395	1,599,241
Interactive Data Corp 4.750% due 05/02/21 §	2,729,375	2,746,008
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,355,366	3,342,784

	Principal Amount	Value
Leonardo Acquisition Corp 4.250% due 01/31/21 §	$4,113,849	$4,112,142
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	5,689,173	5,674,950
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	2,985,000	2,992,728
New Red Finance Term B (Canada) 4.500% due 12/12/21 §	9,416,119	9,521,174
Nine West Holdings Inc 6.250% due 01/08/20 §	2,000,000	1,687,500
Term B
4.750% due 10/08/19 §	2,231,259	2,117,838
NPC International Inc Term B 4.000% due 12/28/18 §	497,436	490,596
PetSmart Inc (1st Lien) 5.000% due 03/11/22 §	1,000,000	1,008,523
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	985,000	984,077
Scientific Games International Inc Term B2 6.000% due 10/01/21 §	498,750	500,551
Spin Holdco Inc Term B 4.250% due 11/14/19 §	5,431,447	5,414,473
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,066,667	2,087,656
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	5,443,787	5,431,724
The ServiceMaster Co LLC Term B 4.250% due 07/01/21 §	2,487,500	2,494,226
Tribune Co 4.000% due 12/27/20 §	3,181,292	3,188,053

		103,135,590

Consumer Staples - 10.6%

Albertson’s Holdings LLC Term B3 5.000% due 08/25/19 §	1,000,000	1,007,578
Term B4
5.500% due 08/25/21 §	2,000,000	2,018,888
Albertson’s LLC Term B2 5.375% due 03/21/19 §	4,711,984	4,746,589
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,196,549	2,200,839
(2nd Lien)
8.500% due 03/26/20 §	2,050,000	2,052,562
New Albertson’s Inc 4.750% due 06/27/21 §	2,736,250	2,746,511
Performance Food Group Co (2nd Lien) 6.250% due 11/14/19 §	2,947,500	2,959,782
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,954,811	2,604,814
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	1,737,737	1,746,581
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	5,776,000	5,831,351
Smart & Final Stores LLC (1st Lien) 4.750% due 11/15/19 §	2,282,465	2,295,778
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	6,664,059	6,691,828
US Foods Inc 4.500% due 03/31/19 §	4,912,500	4,919,078

		41,822,179

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Energy - 4.0%

American Energy-Marcellus LLC (1st Lien) 5.250% due 08/04/20 §	$1,500,000	$1,277,250
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,391,635	1,319,444
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 §	1,492,500	1,243,252
Expro FinServices SARL (Luxembourg) 5.750% due 09/02/21 §	2,238,750	1,919,728
Fieldwood Energy LLC (2nd Lien) 8.375% due 09/30/20 §	1,150,000	846,329
HGIM Corp Term B 5.500% due 06/18/20 §	3,201,250	2,203,526
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	263,208	262,221
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	6,250,000	3,296,875
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	4,450,556	3,548,126

		15,916,751

Financials - 5.2%

AmWINS Group LLC 5.250% due 09/06/19 §	1,209,632	1,219,460
Hub International Ltd Term B 4.000% due 10/02/20 §	4,192,650	4,164,698
Realogy Corp Term B 3.750% due 03/05/20 §	2,940,281	2,941,751
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	4,298,000	3,964,905
TransUnion LLC 4.000% due 04/09/21 §	3,465,000	3,469,331
USI Inc Term B 4.250% due 12/27/19 §	4,923,763	4,899,144

		20,659,289

Health Care - 6.1%

Biomet Inc Term B2 3.674% due 07/25/17 §	7,500,000	7,499,483
Catalent Pharma Solutions Inc Term B 4.250% due 05/20/21 §	2,729,377	2,744,517
Community Health Systems Inc Term D 4.250% due 01/27/21 §	3,471,174	3,492,147
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	4,964,683	4,964,683
Term B3
4.250% due 09/30/19 §	498,750	500,932
Valeant Pharmaceuticals International Inc (Canada)
Series E Term B
3.500% due 08/05/20 §	2,141,313	2,143,321
Series F1 Term B
due 03/13/22 µ	1,415,663	1,423,847
Series F2 Term B
due 03/10/22 µ	1,084,337	1,090,703

		23,859,633

Industrials - 25.3%

AlixPartners LLP (2nd Lien) 9.000% due 07/10/21 §	4,450,000	4,488,937
Term B2
4.000% due 07/10/20 §	3,232,934	3,251,119
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	2,468,750	2,471,836
(2nd Lien)
8.000% due 07/19/21 §	3,500,000	3,507,290

	Principal Amount	Value
Allied Security Holdings LLC (1st Lien) 4.250% due 02/12/21 §	$1,096,607	$1,098,492
(2nd Lien)
due 07/25/17 µ	1,067,466	1,068,800
8.000% due 08/13/21 §	2,133,562	2,136,229
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,410,000	4,336,962
Atkore International Inc (1st Lien) 4.500% due 04/09/21 §	2,977,500	2,947,725
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	1,500,000	1,500,312
Camp International Holding Co (1st Lien) 4.750% due 05/31/19 §	1,928,553	1,938,195
(2nd Lien)
8.250% due 11/30/19 §	1,500,000	1,502,812
Capital Safety North America Holdings Inc (2nd Lien) 6.500% due 03/28/22 §	750,000	737,813
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	1,000,000	890,000
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	5,499,198	5,567,938
Gates Global Inc Term B 4.250% due 07/05/21 §	6,965,000	6,947,044
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	5,458,744	5,325,687
(2nd Lien)
7.750% due 04/01/22 §	1,250,000	1,225,000
HD Supply Inc Term B 4.000% due 06/28/18 §	7,000,000	7,021,000
Husky Injection Molding Systems Ltd (1st Lien) (Canada) 4.250% due 06/30/21 §	1,492,500	1,491,167
LM U.S. Corp Acquisition Inc 4.750% due 10/25/19 §	75,485	75,721
(1st Lien)
4.750% due 10/25/19 §	1,901,902	1,907,845
(2nd Lien)
8.250% due 01/25/21 §	3,500,000	3,473,750
McJunkin Red Man Corp 5.000% due 11/08/19 §	2,950,025	2,851,385
Onex Wizard US Acquisition Inc 5.250% due 03/13/22 §	500,000	505,547
Ply Gem Industries Inc 4.000% due 02/01/21 §	5,329,370	5,289,400
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,678,618	5,687,743
Roofing Supply Group LLC 5.000% due 05/31/19 §	4,951,859	4,892,026
Silver II US Holdings LLC 4.000% due 12/13/19 §	5,680,424	5,403,504
Transdigm Inc Term C 3.750% due 02/28/20 §	5,163,259	5,162,857
Term D
3.750% due 06/04/21 §	992,500	992,294
Waste Industries USA Inc Term B due 08/13/21 µ	1,500,000	1,506,562
4.250% due 02/20/20 §	500,000	502,188
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,975,000	1,973,766

		99,678,946

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 5.4%

Applied Systems Inc (1st Lien) 4.286% due 01/25/21 §	$493,750	$494,553
(2nd Lien)
7.500% due 01/24/22 §	3,000,000	2,999,250
CCC Information Services Inc 4.000% due 12/20/19 §	3,230,241	3,223,176
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	2,046,561	2,058,073
Freescale Semiconductor Inc Term B5 due 01/15/21 µ	6,583,291	6,626,787
Infor US Inc Term B5 3.750% due 06/03/20 §	3,633,912	3,606,981
Riverbed Technology Inc Term B due 02/19/22 µ	2,250,000	2,272,097

		21,280,917

Materials - 9.5%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	3,960,000	3,978,149
Berry Plastics Holding Corp Term E 3.750% due 01/06/21 §	1,359,167	1,361,621
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	4,964,366	5,010,906
CD&R Millennium Holdco 6 SARL (2nd Lien) (Luxembourg) 8.250% due 07/31/22 §	750,000	735,000
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	995,000	997,073
(2nd Lien)
7.750% due 08/01/22 §	250,000	245,625
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	5,079,333	4,605,868
Headwaters Inc 4.500% due 03/11/22 §	1,750,000	1,759,844
MacDermid Inc Term B2 4.750% due 06/07/20 §	498,750	502,740
Nexeo Solutions LLC 5.000% due 09/08/17 §	832,376	812,260
Term B3
5.000% due 09/08/17 §	864,063	843,001
Pregis Corp 5.000% due 05/14/21 §	2,233,125	2,233,125
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	3,098,659	3,100,596
(2nd Lien)
7.000% due 03/26/21 §	3,890,526	3,917,274
Univar Inc Term B 5.000% due 06/30/17 §	7,559,080	7,560,848

		37,663,930

	Principal Amount	Value
Telecommunication Services - 2.2%

Level 3 Financing Inc 4.000% due 01/15/20 §	$3,000,000	$3,010,626
Term B5
4.500% due 01/31/22 §	5,750,000	5,787,479

		8,798,105

Utilities - 1.2%

Power Team Services LLC 4.250% due 05/06/20 §	163,629	162,811
(1st Lien)
4.250% due 05/06/20 §	3,056,667	3,041,383
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,466,250

		4,670,444

Total Senior Loan Notes (Cost $386,084,914)		377,485,784

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $10,760,725; collateralized by U.S. Treasury Notes: 1.021% due 06/30/21 and value $10,978,425)	10,760,725	10,760,725

Total Short-Term Investment (Cost $10,760,725)		10,760,725

TOTAL INVESTMENTS - 101.1% (Cost $408,289,957)		398,677,759

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(4,176,136)

NET ASSETS - 100.0%		$394,501,623

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$10,431,250	$-	$10,431,250	$-
	Senior Loan Notes	377,485,784	-	376,595,784	890,000
	Short-Term Investment	10,760,725	-	10,760,725	-

	Total	$398,677,759	$-	$397,787,759	$890,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2015:

Senior Loan Notes
Value, Beginning of Period	$7,062,277
Purchases	-
Sales (Includes Paydowns)	(21,288)
Accrued Discounts (Premiums)	1,164
Net Realized Gains (Loss)	133
Change in Net Unrealized Appreciation (Depreciation)	(314,218)
Transfers In	890,000
Transfers Out	(6,728,068)

Value, End of Period	$890,000

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the three-month period ended March 31, 2015, an investment (senior loan) with a value of $890,000 was transferred from Level 2 to Level 3 due to the investment being priced below 90 using a single broker quoted vendor price versus being priced using a multiple broker quoted vendor price. During the same period, investments (senior loans) with a total aggregate value of $6,728,068 were transferred from Level 3 to Level 2 due to the investments being priced using a multiple broker quoted vendor price versus being priced below 90 using a single broker quoted vendor price.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%

Education Management Corp Series A1	4,527	$308,402
Education Management Corp Series A2	12,835	148,672

		457,074

Total Convertible Preferred Stocks (Cost $493,368)		457,074

COMMON STOCKS - 0.0%

Information Technology - 0.0%

IAP Worldwide Services Inc +	121	132,581

Utilities - 0.0%

EME Reorganization Trust	202,312	8,093
NRG Energy Inc	665	16,751

		24,844

Total Common Stocks (Cost $201,421)		157,425

	Principal Amount

CORPORATE BONDS & NOTES - 5.8%

Consumer Discretionary - 1.5%

Acosta Inc 7.750% due 10/01/22 ~	$230,000	238,337
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	207,000
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	200,000	204,000
AMC Networks Inc 4.750% due 12/15/22	60,000	60,037
7.750% due 07/15/21	70,000	76,300
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	31,050
American Tire Distributors Inc 10.250% due 03/01/22 ~	120,000	125,400
Argos Merger Sub Inc 7.125% due 03/15/23 ~	140,000	145,425
CCO Holdings LLC 5.250% due 09/30/22	200,000	205,250
6.500% due 04/30/21	1,000,000	1,053,750
CCOH Safari LLC 5.500% due 12/01/22	135,000	138,375
5.750% due 12/01/24	160,000	165,200
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	60,000	52,800
Claire’s Stores Inc 9.000% due 03/15/19 ~	65,000	59,313
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	247,538
Crown Media Holdings Inc 10.500% due 07/15/19	150,000	161,250
DISH DBS Corp 5.875% due 07/15/22	115,000	117,156
5.875% due 11/15/24	105,000	105,394
Family Tree Escrow LLC 5.250% due 03/01/20 ~	80,000	84,200
5.750% due 03/01/23 ~	280,000	295,400
FCA US LLC 8.250% due 06/15/21	1,200,000	1,336,932
Hilton Worldwide Finance LLC 5.625% due 10/15/21	145,000	153,337

	Principal Amount	Value
Hot Topic Inc 9.250% due 06/15/21 ~	$185,000	$201,187
Icahn Enterprises LP 3.500% due 03/15/17	65,000	65,650
6.000% due 08/01/20	60,000	62,553
iHeartCommunications Inc 11.250% due 03/01/21	60,000	61,575
L Brands Inc 5.625% due 02/15/22	195,000	215,475
Laureate Education Inc 10.000% due 09/01/19 ~	595,000	565,250
Levi Strauss & Co 6.875% due 05/01/22	90,000	98,775
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	235,000	260,850
MGM Resorts International 6.000% due 03/15/23	105,000	108,412
6.625% due 12/15/21	155,000	166,334
7.750% due 03/15/22	365,000	411,994
MHGE Parent LLC 8.500% due 08/01/19 ~	45,000	45,394
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	22,000	22,550
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	56,788
National CineMedia LLC 6.000% due 04/15/22	60,000	61,950
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	55,000	56,375
5.250% due 11/15/19 ~	45,000	46,350
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	65,000	69,225
Netflix Inc 5.500% due 02/15/22 ~	135,000	138,712
5.875% due 02/15/25 ~	190,000	195,937
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	205,000	213,456
Numericable-SFR SAS (France) 4.875% due 05/15/19 ~	300,000	299,625
6.000% due 05/15/22 ~	240,000	243,900
Party City Holdings Inc 8.875% due 08/01/20	160,000	173,200
Penn National Gaming Inc 5.875% due 11/01/21	55,000	55,000
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	86,400
Regal Entertainment Group 5.750% due 03/15/22	45,000	46,181
Sally Holdings LLC 5.750% due 06/01/22	10,000	10,688
Sirius XM Radio Inc 5.875% due 10/01/20 ~	30,000	31,350
6.000% due 07/15/24 ~	120,000	126,300
Starz LLC 5.000% due 09/15/19	85,000	87,763
Station Casinos LLC 7.500% due 03/01/21	150,000	160,500
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	250,000	253,750
Tempur Sealy International Inc 6.875% due 12/15/20	70,000	75,075
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	115,575
The ServiceMaster Co LLC 7.000% due 08/15/20	36,000	38,430
7.450% due 08/15/27	55,000	55,963
8.000% due 02/15/20	53,000	56,180
TRI Pointe Holdings Inc 4.375% due 06/15/19 ~	75,000	73,673
5.875% due 06/15/24 ~	100,000	98,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Univision Communications Inc 5.125% due 05/15/23 ~	$55,000	$56,100
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	130,000	145,275
VWR Funding Inc 7.250% due 09/15/17	120,000	125,700

		10,802,989

Consumer Staples - 0.2%

Constellation Brands Inc 4.250% due 05/01/23	175,000	180,469
6.000% due 05/01/22	70,000	80,150
Cott Beverages Inc 5.375% due 07/01/22 ~	100,000	96,625
Dean Foods Co 6.500% due 03/15/23 ~	80,000	80,600
HRG Group Inc 7.875% due 07/15/19	60,000	63,450
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	105,000	107,625
Post Holdings Inc 6.000% due 12/15/22 ~	50,000	48,438
6.750% due 12/01/21 ~	45,000	45,563
Reynolds Group Issuer Inc 9.875% due 08/15/19	230,000	247,537
Rite Aid Corp 6.125% due 04/01/23 ~ #	190,000	195,700
Spectrum Brands Inc 6.375% due 11/15/20	65,000	69,225
6.625% due 11/15/22	45,000	48,375
6.750% due 03/15/20	75,000	79,312
The Pantry Inc 8.375% due 08/01/20	215,000	244,562
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	37,713

		1,625,344

Energy - 0.7%

Alpha Natural Resources Inc 7.500% due 08/01/20 ~	25,000	10,493
Antero Resources Corp 5.375% due 11/01/21	145,000	141,194
5.625% due 06/01/23 ~	55,000	54,587
Berry Petroleum Co LLC 6.375% due 09/15/22	180,000	141,750
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	65,000	66,950
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	107,525
California Resources Corp 5.500% due 09/15/21 ~	80,000	71,700
6.000% due 11/15/24 ~	25,000	22,031
Chesapeake Energy Corp 6.125% due 02/15/21	120,000	122,100
7.250% due 12/15/18	120,000	130,200
Concho Resources Inc 5.500% due 04/01/23	220,000	222,750
CONSOL Energy Inc 5.875% due 04/15/22	50,000	45,500
CrownRock LP 7.750% due 02/15/23 ~	160,000	162,400
CVR Refining LLC 6.500% due 11/01/22	175,000	175,875
Denbury Resources Inc 5.500% due 05/01/22	30,000	27,150
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	140,000	135,800
Energy Transfer Equity LP 5.875% due 01/15/24	115,000	121,900

	Principal Amount	Value
EP Energy LLC 6.875% due 05/01/19	$45,000	$46,350
7.750% due 09/01/22	55,000	56,375
9.375% due 05/01/20	140,000	147,175
Gulfport Energy Corp 7.750% due 11/01/20	140,000	144,200
Laredo Petroleum Inc 6.250% due 03/15/23	25,000	25,000
7.375% due 05/01/22	595,000	621,031
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	105,000	97,335
Memorial Resource Development Corp 5.875% due 07/01/22 ~	200,000	187,000
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	204,725
Newfield Exploration Co 5.625% due 07/01/24	160,000	167,200
Oasis Petroleum Inc 6.875% due 03/15/22	115,000	112,700
Precision Drilling Corp (Canada) 6.500% due 12/15/21	5,000	4,688
Rice Energy Inc 7.250% due 05/01/23 ~	25,000	25,031
Rosetta Resources Inc 5.625% due 05/01/21	90,000	85,050
5.875% due 06/01/22	120,000	113,100
RSP Permian Inc 6.625% due 10/01/22 ~	130,000	131,300
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	115,000	116,150
5.625% due 04/15/23	100,000	100,125
5.625% due 03/01/25 ~	155,000	153,644
5.750% due 05/15/24	100,000	101,000
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	135,200
Samson Investment Co 9.750% due 02/15/20	40,000	11,200
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	210,000	215,250
Seventy Seven Energy Inc 6.500% due 07/15/22	55,000	25,850
SM Energy Co 6.125% due 11/15/22 ~	35,000	34,913
6.500% due 01/01/23	95,000	97,850
Sunoco LP 6.375% due 04/01/23 ~ #	80,000	82,600
Tesoro Corp 5.375% due 10/01/22	115,000	120,750
Tesoro Logistics LP 5.500% due 10/15/19 ~	25,000	25,875
6.250% due 10/15/22 ~	65,000	67,600
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	60,000	48,750
Williams Partners LP 4.875% due 03/15/24	15,000	15,102

		5,280,024

Financials - 0.5%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	87,975
Ally Financial Inc 8.000% due 12/31/18	500,000	566,250
CIT Group Inc 5.250% due 03/15/18	505,000	523,937
First Data Corp 6.750% due 11/01/20 ~	169,000	180,407
7.375% due 06/15/19 ~	110,000	115,225
11.250% due 01/15/21	75,000	85,500
11.750% due 08/15/21	48,500	56,321

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
General Motors Financial Co Inc 3.250% due 05/15/18	$20,000	$20,425
4.750% due 08/15/17	845,000	893,427
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	80,000	84,200
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	74,813
HUB International Ltd 7.875% due 10/01/21 ~	100,000	102,750
Navient Corp 5.000% due 10/26/20	55,000	54,106
5.500% due 01/15/19	215,000	219,837
5.875% due 10/25/24	55,000	51,563
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	167,600
TransUnion Holding Co Inc 8.125% due 06/15/18	10,000	10,288
9.625% PIK due 06/15/18	180,000	182,137
USI Inc 7.750% due 01/15/21 ~	15,000	15,450

		3,492,211

Health Care - 0.6%

Alere Inc 6.500% due 06/15/20	60,000	62,400
Amsurg Corp 5.625% due 11/30/20	50,000	51,250
5.625% due 07/15/22	75,000	77,063
Biomet Inc 6.500% due 08/01/20	210,000	223,125
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	35,000	35,634
Centene Corp 4.750% due 05/15/22	35,000	36,356
CHS/Community Health Systems Inc 6.875% due 02/01/22	150,000	160,312
7.125% due 07/15/20	160,000	169,800
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	202,625
HCA Inc 6.500% due 02/15/20	25,000	28,213
7.500% due 02/15/22	835,000	975,906
Hologic Inc 6.250% due 08/01/20	305,000	317,962
IMS Health Inc 6.000% due 11/01/20 ~	100,000	104,375
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	271,250
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	250,000	259,687
Physio-Control International Inc 9.875% due 01/15/19 ~	95,000	101,413
Salix Pharmaceuticals Ltd 6.500% due 01/15/21 ~	145,000	161,131
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	65,000	65,813
Teleflex Inc 5.250% due 06/15/24 ~	35,000	35,788
Tenet Healthcare Corp 6.000% due 10/01/20	70,000	74,288
8.125% due 04/01/22	145,000	160,225
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	70,119
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	203,287
Valeant Pharmaceuticals International Inc (Canada) 5.500% due 03/01/23 ~	50,000	50,813
5.875% due 05/15/23 ~	265,000	272,287

	Principal Amount	Value
6.125% due 04/15/25 ~	$265,000	$275,269
7.500% due 07/15/21 ~	75,000	81,398
WellCare Health Plans Inc 5.750% due 11/15/20	130,000	137,150

		4,664,939

Industrials - 0.7%

ADS Waste Holdings Inc 8.250% due 10/01/20	65,000	68,250
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	85,000	87,762
Bombardier Inc (Canada) 5.500% due 09/15/18 ~	55,000	55,000
7.500% due 03/15/25 ~	105,000	103,884
Building Materials Corp of America 5.375% due 11/15/24 ~	160,000	163,200
CBC Ammo LLC 7.250% due 11/15/21 ~	105,000	89,775
Clean Harbors Inc 5.125% due 06/01/21	45,000	46,010
Covanta Holding Corp 5.875% due 03/01/24	40,000	41,600
6.375% due 10/01/22	65,000	69,875
CSC Holdings LLC 5.250% due 06/01/24 ~	15,000	15,338
Erickson Air-Crane Inc 6.000% due 11/02/20 +	102,367	61,389
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	35,000	35,350
FTI Consulting Inc 6.000% due 11/15/22	325,000	343,288
GenCorp Inc 7.125% due 03/15/21	125,000	134,375
HD Supply Inc 5.250% due 12/15/21 ~	65,000	67,112
7.500% due 07/15/20	185,000	198,875
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	734,400
IHS Inc 5.000% due 11/01/22 ~	95,000	95,893
Interline Brands Inc 10.000% PIK due 11/15/18	234,000	246,285
Navistar International Corp 8.250% due 11/01/21	120,000	117,150
NCI Building Systems Inc 8.250% due 01/15/23 ~	30,000	31,875
Nortek Inc 8.500% due 04/15/21	55,000	59,125
10.000% due 12/01/18	105,000	111,405
Orbital ATK Inc 5.250% due 10/01/21 ~	60,000	61,200
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	205,250
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	526,875
Sensata Technologies BV (Netherlands) 5.625% due 11/01/24 ~	25,000	26,719
The Hertz Corp 6.250% due 10/15/22	180,000	186,975
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	54,000
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	50,000	51,875
TMS International Corp 7.625% due 10/15/21 ~	80,000	80,400

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
TransDigm Inc 6.000% due 07/15/22	$125,000	$125,469
6.500% due 07/15/24	120,000	121,200
7.500% due 07/15/21	20,000	21,600
United Rentals North America Inc 6.125% due 06/15/23	45,000	47,813
7.375% due 05/15/20	60,000	65,137
7.625% due 04/15/22	155,000	170,345
8.375% due 09/15/20	25,000	26,889
USG Corp 5.500% due 03/01/25 ~	40,000	40,900
5.875% due 11/01/21 ~	25,000	26,688
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	75,000	75,750
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	50,250
XPO Logistics Inc 7.875% due 09/01/19 ~	290,000	307,762

		5,250,313

Information Technology - 0.3%

Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	54,625
Alcatel-Lucent USA Inc 6.750% due 11/15/20 ~	200,000	214,000
8.875% due 01/01/20 ~	280,000	306,600
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	57,131
Audatex North America Inc 6.000% due 06/15/21 ~	100,000	106,250
BMC Software Finance Inc 8.125% due 07/15/21 ~	65,000	59,800
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	75,000	77,250
Equinix Inc 5.375% due 01/01/22	80,000	83,800
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	130,000	129,228
Infor US Inc 9.375% due 04/01/19	165,000	177,169
Micron Technology Inc 5.250% due 08/01/23 ~	115,000	117,300
NeuStar Inc 4.500% due 01/15/23	200,000	173,000
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	25,531
Open Text Corp (Canada) 5.625% due 01/15/23 ~	55,000	57,200
Sungard Availability Services Capital Inc 8.750% due 04/01/22 ~	100,000	63,250
Zebra Technologies Corp 7.250% due 10/15/22 ~	170,000	183,600

		1,885,734

Materials - 0.4%

AK Steel Corp 8.750% due 12/01/18	60,000	64,125
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	185,000	181,763
ArcelorMittal (Luxembourg) 7.000% due 02/25/22	40,000	44,000
Ardagh Packaging Finance PLC (Ireland) 3.271% due 12/15/19 § ~	200,000	196,000
Beverage Packaging Holdings II SA (Luxembourg) 5.625% due 12/15/16 ~	20,000	20,100
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	210,162
Evolution Escrow Issuer LLC 7.500% due 03/15/22 ~	65,000	65,975

	Principal Amount	Value
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	$85,000	$70,763
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	120,000	114,900
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	135,000	139,725
New Gold Inc (Canada) 6.250% due 11/15/22 ~	90,000	89,550
Platform Specialty Products Corp 6.500% due 02/01/22 ~	95,000	99,750
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	172,219
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,130,000
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	55,000	54,931
SunCoke Energy Partners LP 7.375% due 02/01/20 ~	75,000	77,250
Tronox Finance LLC 6.375% due 08/15/20	210,000	206,325
WR Grace & Co 5.125% due 10/01/21 ~	55,000	57,200
5.625% due 10/01/24 ~	20,000	21,425

		3,016,163

Telecommunication Services - 0.6%

Avaya Inc 9.000% due 04/01/19 ~	90,000	92,700
CenturyLink Inc 6.750% due 12/01/23	90,000	99,450
Frontier Communications Corp 6.250% due 09/15/21	80,000	80,600
6.875% due 01/15/25	80,000	79,400
7.625% due 04/15/24	15,000	15,694
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,090,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	330,000	305,662
8.125% due 06/01/23	155,000	143,569
SBA Communications Corp 5.625% due 10/01/19	75,000	79,462
SBA Telecommunications Inc 5.750% due 07/15/20	90,000	95,062
Sprint Capital Corp 8.750% due 03/15/32	15,000	15,600
Sprint Communications Inc 6.000% due 11/15/22	10,000	9,538
7.000% due 08/15/20	110,000	112,269
9.125% due 03/01/17	100,000	109,500
Sprint Corp 7.250% due 09/15/21	80,000	80,700
7.625% due 02/15/25	80,000	80,100
7.875% due 09/15/23	735,000	753,375
T-Mobile USA Inc 6.250% due 04/01/21	65,000	67,844
6.375% due 03/01/25	65,000	67,236
6.625% due 04/01/23	70,000	73,675
6.633% due 04/28/21	70,000	73,587
6.731% due 04/28/22	25,000	26,406
Windstream Corp 6.375% due 08/01/23	160,000	144,890
7.750% due 10/01/21	435,000	435,435

		4,131,754

Utilities - 0.3%

AES Corp 5.500% due 03/15/24	45,000	45,225
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	231,662

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Calpine Corp 5.375% due 01/15/23	$170,000	$170,850
5.750% due 01/15/25	75,000	75,844
Dynegy Finance I Inc 6.750% due 11/01/19 ~	135,000	139,894
7.375% due 11/01/22 ~	105,000	110,775
7.625% due 11/01/24 ~	90,000	94,613
NRG Energy Inc 8.250% due 09/01/20	595,000	632,931
Wind Acquisition Finance SA (Luxembourg) 4.750% due 07/15/20 ~	200,000	201,000
7.375% due 04/23/21 ~	200,000	208,000

		1,910,794

Total Corporate Bonds & Notes (Cost $40,690,395)		42,060,265

SENIOR LOAN NOTES - 91.3%

Consumer Discretionary - 26.8%

99 Cents Only Stores 4.500% due 01/11/19 §	1,020,605	1,022,519
Acosta Holdco Inc 5.000% due 09/26/21 §	2,793,000	2,819,952
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	469,372	470,546
Affinity Gaming LLC Term B 5.250% due 11/09/17 §	456,863	461,431
ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 § +	370,313	358,425
Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	2,562,748	2,542,459
AMC Entertainment Inc 3.500% due 04/30/20 §	2,352,000	2,354,058
Answers Corp (1st Lien) 6.250% due 10/03/21 §	947,625	908,535
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	373,125	371,726
Aramark Services Inc 1.836% due 07/26/16 §	476,993	474,894
ARG IH Corp Term B 4.750% due 11/15/20 §	197,500	198,395
Ascend Learning LLC Term B 6.000% due 07/31/19 §	1,012,187	1,016,457
Asurion LLC (2nd Lien) 8.500% due 03/03/21 §	825,000	830,672
Term B1
5.000% due 05/24/19 §	6,707,927	6,739,072
Aufinco Property Ltd (1st Lien) (Australia) 4.000% due 05/29/20 §	368,438	367,747
AVSC Holding Corp (1st Lien) 4.500% due 01/24/21 §	346,500	346,500
Bass Pro Group LLC 3.750% due 11/20/19 §	1,895,539	1,893,549
Block Communications Inc Term B 4.250% due 11/07/21 §	199,000	199,746
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	372,667	373,773
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	666,575	663,890
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/17 § Y	1,122,078	1,031,610
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	594,000	592,144

	Principal Amount	Value
CEC Entertainment Inc 4.000% due 02/14/21 §	$1,089,000	$1,077,974
Centerplate Inc Term A 4.753% due 11/26/19 §	515,790	510,632
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,440,768	2,447,251
Chrysler Group LLC Term B 3.250% due 12/31/18 §	1,707,750	1,707,395
3.500% due 05/24/17 §	3,968,159	3,970,631
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	636,485	639,800
Clear Channel Communications Inc Term D 6.928% due 01/30/19 §	1,102,586	1,051,316
Term E
7.678% due 07/30/19 §	354,610	342,820
ClubCorp Club Operations Inc 4.500% due 07/24/20 §	2,536,825	2,553,474
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	320,262	318,794
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	521,063	520,607
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,337,657	3,285,924
CWC Cayman Finance Ltd (Cayman) 5.500% due 04/28/17 §	325,000	325,809
Dave & Buster’s Inc 4.250% due 07/25/20 §	121,698	122,307
David’s Bridal Inc Term B 5.250% due 10/11/19 §	716,584	698,073
Dollar Tree Inc Term B 4.250% due 03/09/22 §	2,300,000	2,326,954
Education Management LLC Term A 5.500% due 07/02/20 §	339,553	314,087
Term B
8.500% due 07/02/20 §	565,922	462,642
Entercom Radio LLC Term B 4.004% due 11/23/18 §	522,500	523,806
Entravision Communications Corp 3.500% due 05/31/20 §	520,375	516,472
Equinox Holdings Inc Term B 5.000% due 01/31/20 §	895,648	901,246
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	755,669	742,759
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	582,292	583,922
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,159,125	3,154,386
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	358,313	358,235
Flint Group GmbH Term C (Germany) 4.750% due 09/07/21 §	134,094	134,177
Flint Group US LLC Term B2 (1st Lien) 4.750% due 09/07/21 §	811,156	811,663
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	563,345	563,697
General Nutrition Centers Inc 3.250% due 03/04/19 §	5,741,687	5,709,390
Getty Images Inc Term B 4.750% due 10/18/19 §	4,732,068	4,002,147
Go Daddy Operating Co LLC Term B 4.500% due 05/13/21 §	2,726,678	2,741,165
Golden Nugget Inc 5.500% due 11/21/19 §	109,969	110,794
Term B
5.500% due 11/21/19 §	256,594	258,518
Gray Television Inc Term B 3.750% due 06/10/21 §	222,575	222,686
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	857,250	863,358

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	$4,872,556	$4,884,303
Hudsons Bay Co (1st Lien) (Canada) 4.750% due 11/04/20 §	1,031,875	1,035,825
Information Resources Inc Term B 4.750% due 09/30/20 §	960,375	969,979
Interactive Data Corp 4.750% due 05/02/21 §	1,290,250	1,298,113
J. Crew Group Inc Term B 4.000% due 03/05/21 §	2,357,188	2,193,363
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,416,403	2,407,342
Kasima LLC Term B 3.250% due 05/17/21 §	683,824	684,251
La Quinta Intermediate Holdings LLC Term B 4.000% due 04/14/21 §	825,962	829,705
Landry’s Inc Term B 4.000% due 04/24/18 §	1,832,515	1,838,242
Language Line LLC Term B (1st Lien) 6.250% due 06/20/16 §	898,641	895,692
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,391,722	3,205,177
Libbey Glass Inc Term B 3.750% due 04/09/21 §	322,563	321,756
Live Nation Entertainment Inc Term B1 3.500% due 08/17/20 §	2,014,806	2,010,188
MCC Iowa LLC Term H 3.250% due 01/29/21 §	786,000	781,825
Term J
3.750% due 06/30/21 §	769,188	764,380
Media General Inc Term B 4.250% due 07/31/20 §	1,166,767	1,172,783
Mediacom Illinois LLC Term E 3.150% due 10/23/17 §	4,003,377	3,998,873
Term G
3.750% due 06/30/21 §	422,875	422,431
MGM Resorts International Term B 3.500% due 12/20/19 §	1,982,194	1,978,683
MH Sub I LLC (1st Lien) 5.000% due 07/08/21 §	719,870	721,219
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,048,513	2,050,342
Term B2
4.000% due 01/28/20 §	845,750	847,940
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	748,292	748,292
MPG Holdco I Inc Term B 4.250% due 10/20/21 §	2,211,042	2,225,051
Nelson Education Ltd (Canada) 6.750% due 07/07/15 § Y	2,141,517	1,729,275
New Red Finance Term B (Canada) 4.500% due 12/12/21 §	5,451,437	5,512,259
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	848,574	848,574
Nord Anglia Education Finance LLC 4.500% due 03/31/21 §	1,687,250	1,689,359
NPC International Inc Term B 4.000% due 12/28/18 §	824,500	813,163
Numericable U.S. LLC Term B1 4.500% due 05/21/20 §	989,405	993,610
Term B2
4.500% due 05/21/20 §	855,970	859,608
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	459,494	458,728
P.F. Chang’s China Bistro Inc Term B 4.250% due 07/02/19 §	1,442,347	1,410,795

	Principal Amount	Value
Party City Holdings Inc 4.000% due 07/27/19 §	$1,564,200	$1,563,642
Penton Media Inc (1st Lien) 5.500% due 10/03/19 §	467,875	471,189
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,105,519	2,108,588
PetSmart Inc (1st Lien) 5.000% due 03/11/22 §	3,825,000	3,857,600
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	421,813	416,540
Pilot Travel Centers LLC Term B 4.250% due 10/01/21 §	1,691,500	1,708,415
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	510,443	511,134
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	369,375	369,029
ProQuest LLC Term B 5.250% due 10/24/21 §	573,563	575,594
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,085,794	1,077,650
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,549,250	2,501,452
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	420,750	412,335
RGIS Services LLC Term C 5.500% due 10/18/17 §	2,010,952	1,850,075
Sabre Inc Term B 4.000% due 02/19/19 §	1,344,063	1,347,003
Scientific Games International Inc Term B 6.000% due 10/18/20 §	2,888,438	2,899,269
Term B2
6.000% due 10/01/21 §	723,188	725,799
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,081,321	2,033,407
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	221,063	220,372
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	1,694,904	1,700,460
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	686,020	682,479
Sonifi Solutions Inc Term C 3.375% due 03/28/18 § +	633,100	40,518
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,306,310	1,302,228
Springer Science & Business Media Deutschland GmbH Term B3 (Germany) 4.750% due 08/14/20 §	2,866,563	2,872,534
SRAM LLC Term B 4.013% due 04/10/20 §	1,888,116	1,888,116
STS Operating Inc 4.750% due 02/12/21 §	247,500	243,787
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	624,805	629,866
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,400,644	1,403,854
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	4,808,333	4,857,167
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	1,144,250	1,149,614
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	3,406,961	3,399,411
The Pep Boys-Manny Moe & Jack Term B 4.250% due 10/11/18 §	513,188	513,508
The ServiceMaster Co LLC Term B 4.250% due 07/01/21 §	2,039,750	2,045,265
TI Group Automotive Systems LLC Term B 4.250% due 07/02/21 §	719,563	720,162

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	$811,517	$812,278
Town Sports International Inc Term B 4.500% due 11/15/20 §	946,171	799,514
Travelport Finance SARL Term B (Luxembourg) 5.750% due 09/02/21 §	997,500	1,007,849
Tropicana Entertainment Inc 4.000% due 11/27/20 §	295,500	295,131
TWCC Holding Corp (2nd Lien) 7.000% due 06/26/20 §	575,000	511,750
Term B
3.500% due 02/13/17 §	2,892,262	2,782,596
Univision Communications Inc Term C4 4.000% due 03/01/20 §	4,344,186	4,342,149
Virgin Media Bristol LLC Term B 3.500% due 06/07/20 §	2,812,323	2,812,517
Visteon Corp 3.500% due 04/09/21 §	843,625	843,493
VWR Funding Inc 3.428% due 04/03/17 §	880,693	882,069
WASH Multifamily Laundry Systems LLC 4.500% due 02/21/19 §	367,500	367,959
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,762,800	2,564,473
WMG Acquisition Corp 3.750% due 07/01/20 §	2,866,399	2,803,339
WNA Holdings Inc (1st Lien) 4.500% due 06/07/20 §	665,377	662,882
Zuffa LLC Term B 3.750% due 02/25/20 §	1,484,820	1,478,943

		194,579,141

Consumer Staples - 6.0%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	2,902,185	2,910,802
Albertson’s Holdings LLC Term B3 5.000% due 08/25/19 §	1,875,000	1,889,209
Term B4
5.500% due 08/25/21 §	750,000	757,083
Albertson’s LLC Term B2 5.375% due 03/21/19 §	1,090,521	1,098,530
Blue Buffalo Co Ltd Term B3 3.750% due 08/08/19 §	1,487,132	1,485,739
Charger OpCo BV Term B1 (Netherlands) 3.500% due 07/23/21 §	1,850,000	1,846,531
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/26/19 §	442,125	442,862
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	368,405	354,589
Darling International Inc Term B 3.250% due 01/06/21 §	569,250	568,652
Del Monte Foods Inc (1st Lien) 4.253% due 02/18/21 §	1,066,737	1,016,956
Diamond Foods Inc 4.250% due 08/20/18 §	148,500	148,655
Flavors Holdings Inc (1st Lien) 6.750% due 04/03/20 §	658,125	638,381
H.J. Heinz Co Term B2 3.250% due 06/05/20 §	5,329,450	5,339,762
High Liner Foods Inc Term B (Canada) 4.250% due 04/24/21 §	1,188,000	1,182,060
JBS USA Holdings Inc 3.750% due 05/25/18 §	3,525,078	3,531,687
3.750% due 09/18/20 §	1,255,875	1,258,230
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,277,412
New Albertson’s Inc 4.750% due 06/27/21 §	895,500	898,858

	Principal Amount	Value
Polarpak Inc (1st Lien) (Canada) 4.500% due 06/05/20 §	$582,342	$580,158
Post Holdings Inc due 06/02/21 µ	450,000	451,781
3.750% due 06/02/21 §	496,250	498,214
Revlon Consumer Products Corp 4.000% due 10/08/19 §	921,255	922,263
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	4,065,561	4,086,251
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	530,031
Spectrum Brands Inc Term C 3.500% due 09/04/19 §	837,250	838,611
Supervalu Inc Term B 4.500% due 03/21/19 §	2,961,648	2,974,605
The Sun Products Corp 5.500% due 03/23/20 §	2,353,859	2,276,624
US Foods Inc 4.500% due 03/31/19 §	2,628,188	2,631,707

		43,436,243

Energy - 4.0%

Alpha Natural Resources LLC Term B 3.500% due 05/22/20 §	637,000	446,696
Arch Coal Inc Term B 6.250% due 05/16/18 §	2,318,468	1,799,711
Bronco Midstream Funding LLC Term B 5.000% due 08/15/20 §	1,265,766	1,237,286
CITGO Holding Inc Term B 9.500% due 05/12/18 §	1,596,000	1,588,685
Citgo Petroleum Corp Term B 4.500% due 07/29/21 §	820,875	813,008
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,230,494	1,166,662
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 §	895,500	745,951
Energy Transfer Equity LP 3.250% due 12/02/19 §	1,325,000	1,309,541
4.000% due 12/02/19 §	325,000	324,391
Fieldwood Energy LLC (1st Lien) 3.875% due 09/28/18 §	2,817,660	2,641,557
(2nd Lien)
8.375% due 09/30/20 §	550,000	404,766
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,852,777	5,617,618
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	582,387	580,203
Paragon Offshore Finance Co Term B 3.750% due 07/18/21 §	721,375	490,622
Patriot Coal Corp 9.000% due 12/15/18 §	1,717,879	1,576,154
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	950,000	501,125
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	3,063,168	2,442,056
Seventy Seven Operating LLC Term B 3.750% due 06/25/21 §	447,750	393,572
Sheridan Investment Partners II LP Term A 4.250% due 12/16/20 §	77,263	68,185
Term B
4.250% due 12/16/20 §	555,422	490,160
Term M
4.250% due 12/16/20 §	28,815	25,429
Sheridan Production Partners I LLC Term B2 4.250% due 10/01/19 §	2,232,487	2,087,375
Term B2 I-A
4.250% due 10/01/19 §	295,823	276,594
Term B2 I-M
4.250% due 10/01/19 §	180,690	168,945

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Southcross Holdings Borrower LP Term B 6.000% due 08/04/21 §	$347,375	$330,875
Tallgrass Operations LLC Term B 4.250% due 11/13/18 §	86,856	86,639
Targa Resources Corp Term B 5.750% due 02/25/22 §	309,535	311,083
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,612,010	1,484,200

		29,409,089

Financials - 6.4%

Alliant Holdings I Inc Term B 5.000% due 12/20/19 §	2,200,630	2,202,923
Altisource Solutions SARL Term B (Luxembourg) 4.500% due 12/09/20 §	1,915,465	1,407,867
American Beacon Advisors Inc due 03/03/22 µ Term B	250,000	251,875
4.750% due 11/22/19 §	261,180	261,832
American Capital Ltd 3.500% due 08/22/17 §	705,375	706,027
AmWINS Group LLC 5.250% due 09/06/19 §	1,296,879	1,307,416
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	528,837	528,837
CGSC of Delaware Holding Corp (1st Lien) 5.000% due 04/16/20 §	540,375	507,953
Citco Funding LLC 4.250% due 06/29/18 §	2,533,651	2,534,444
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	611,016	604,715
CNO Financial Group Inc Term B2 3.750% due 09/28/18 §	1,100,638	1,104,050
Corporate Capital Trust Inc Term B 4.000% due 05/15/19 §	841,500	842,005
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	929,115	912,856
First Data Corp 3.674% due 03/24/18 §	3,759,332	3,762,072
Grosvenor Capital Management Holdings LLP Term B 3.750% due 01/04/21 §	1,945,998	1,931,403
Guggenheim Partners LLC 4.250% due 07/22/20 §	1,086,663	1,092,097
Hamilton Lane Advisors LLC 4.000% due 02/28/18 §	655,383	656,202
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,692,838	1,678,025
Home Loan Servicing Solutions Ltd Term B (Cayman) 4.500% due 06/26/20 §	859,688	843,010
Hub International Ltd Term B 4.000% due 10/02/20 §	2,240,989	2,226,048
IPC Corp (1st Lien) 6.500% due 08/06/21 §	1,100,000	1,108,938
ION Trading Technologies SARL (1st Lien) (Luxembourg) 4.250% due 06/10/21 §	1,036,765	1,035,469
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,800,595	2,803,488
MCS AMS Sub-Holdings LLC Term B 7.000% due 10/15/19 § +	439,375	422,898
Medley LLC 6.500% due 06/15/19 §	410,227	408,176
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	537,728	540,080
NXT Capital Inc Term B 6.250% due 09/04/18 §	689,995	693,445
Ocwen Financial Corp 5.000% due 02/15/18 §	1,396,500	1,363,043
PGX Holdings Inc (1st Lien) 6.250% due 09/29/20 §	469,063	472,287

	Principal Amount	Value
RCS Capital Corp (1st Lien) 6.500% due 04/29/19 §	$818,125	$816,080
RE/MAX International Inc Term B 4.250% due 07/31/20 §	1,598,040	1,591,048
RHP Hotel Properties LP Term B 3.750% due 01/15/21 §	570,688	575,086
Shield Finance Co SARL (Luxembourg) 5.000% due 01/29/21 §	569,250	572,215
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	566,332	561,730
TransUnion LLC 4.000% due 04/09/21 §	3,390,750	3,394,988
USI Inc Term B 4.250% due 12/27/19 §	2,643,255	2,630,039
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	518,438	519,734
Walter Investment Management Corp 4.750% due 12/19/20 §	1,507,764	1,388,557

		46,258,958

Health Care - 14.8%

Acadia Healthcare Co Inc Term B 4.250% due 02/11/22 §	199,500	201,744
Akorn Inc Term B 4.500% due 04/16/21 §	870,625	874,978
Alere Inc Term B 4.250% due 06/30/17 §	2,696,201	2,706,312
Alkermes Inc 3.500% due 09/18/19 §	415,414	416,452
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	982,505	980,663
AMAG Pharmaceuticals Inc (1st Lien) 7.250% due 11/12/20 §	487,500	493,594
Amneal Pharmaceuticals LLC 5.001% due 11/01/19 §	888,375	893,557
Amsurg Corp Term B (1st Lien) 3.750% due 07/16/21 §	521,063	523,017
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,658,075	1,666,624
ATI Holdings Inc 5.250% due 12/20/19 §	489,155	492,518
Auris Luxembourg III SARL Term B (Luxembourg) 5.500% due 01/17/22 §	625,000	632,031
Biomet Inc Term B2 3.674% due 07/25/17 §	6,483,864	6,483,416
BioScrip Inc 6.500% due 07/31/20 §	562,500	558,984
Term B
6.500% due 07/31/20 §	937,500	931,641
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	666,421
CareCore National LLC Term B 5.500% due 03/05/21 §	1,969,085	1,981,392
CHG Healthcare Services 4.250% due 11/19/19 §	1,966,382	1,974,371
Community Health Systems Inc Term D 4.250% due 01/27/21 §	5,492,286	5,525,471
Term F
3.428% due 12/31/18 §	1,313,698	1,315,457
Convatec Inc 4.000% due 12/22/16 §	1,298,050	1,303,713
CPI Buyer LLC (1st Lien) 5.500% due 08/18/21 §	1,194,874	1,197,861
DaVita HealthCare Partners Inc Term B 3.500% due 06/24/21 §	2,729,375	2,739,367
DJO Finance LLC 4.250% due 09/15/17 §	4,590,824	4,605,744
DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	719,563	717,314

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.250% due 03/01/21 §	$321,750	$322,434
Envision Healthcare Corp 4.000% due 05/25/18 §	1,954,255	1,963,109
Grifols Worldwide Operations USA Inc Term B 3.178% due 02/27/21 §	3,836,250	3,836,971
Hologic Inc Term B 3.250% due 08/01/19 §	873,064	875,043
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,040,837	2,047,725
Ikaria Inc (1st Lien) 5.000% due 02/12/21 §	586,511	587,977
Impax Laboratories Inc Term B 5.500% due 12/02/20 §	675,000	680,696
IMS Health Inc 3.500% due 03/17/21 §	4,382,757	4,377,962
Indivior Finance SARL (Luxembourg) 7.000% due 12/11/19 §	814,688	773,953
inVentiv Health Inc Term B3 7.750% due 05/15/18 §	886,350	887,088
Term B4
7.750% due 05/15/18 §	1,314,486	1,321,058
Kindred Healthcare Inc 4.250% due 04/09/21 §	3,176,000	3,195,189
Kinetic Concepts Inc Term E1 4.500% due 05/04/18 §	4,452,880	4,470,273
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,052,356	1,018,154
Mallinckrodt International Finance SA (Luxembourg) Term B 3.250% due 03/19/21 §	1,237,500	1,236,063
Term B1
3.500% due 03/19/21 §	945,250	946,178
MedAssets Inc Term B 4.000% due 12/13/19 §	407,818	407,308
Millennium Laboratories Inc Term B 5.250% due 04/16/21 §	1,687,250	1,702,717
MMM Holdings Inc 9.750% due 12/12/17 §	620,805	550,964
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	451,327	400,553
National Mentor Holdings Inc Term B 4.250% due 01/31/21 §	445,500	446,475
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	2,021,049	2,030,944
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,754,188	2,733,316
Par Pharmaceutical Cos Inc Term B2 4.000% due 09/30/19 §	3,604,500	3,604,500
Pharmaceutical Product Development LLC Term B 4.000% due 12/05/18 §	2,468,188	2,471,715
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	822,303	823,948
Prestige Brands Inc 4.125% due 01/31/19 §	214,205	215,075
Term B2
4.500% due 09/03/21 §	504,167	506,814
Quintiles Transnational Corp Term B3 3.750% due 06/08/18 §	4,003,287	4,014,521
Radnet Management Inc Term B 4.250% due 10/10/18 §	1,949,458	1,953,927
Regionalcare Hospital Partners Inc (1st Lien) 6.000% due 04/19/19 §	646,621	649,854
Sage Products Holdings III LLC Term B 5.000% due 12/13/19 §	1,040,623	1,052,981
Salix Pharmaceuticals Ltd 5.500% due 01/02/20 §	1,632,409	1,634,144

	Principal Amount	Value
Select Medical Corp Series D Term B 3.010% due 12/20/16 §	$193,108	$193,572
Series E Term B
3.750% due 06/01/18 §	965,540	966,747
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	989,924	988,365
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	1,877,044	1,877,607
Valeant Pharmaceuticals International Inc (Canada)
Series C2 Term B
3.500% due 12/11/19 §	1,961,425	1,962,786
Series D2 Term B
3.500% due 02/13/19 §	1,890,014	1,891,326
Series E Term B
3.500% due 08/05/20 §	3,184,786	3,187,774
Series F1 Term B
due 03/13/22 µ	1,670,482	1,680,139
Series F2 Term B
due 03/10/22 µ	1,279,518	1,286,915

		107,657,502

Industrials - 11.3%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,379,000	1,375,984
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,180,625	2,161,204
Alliance Laundry Systems LLC 4.250% due 12/10/18 §	345,974	347,560
Allison Transmission Inc Term B3 3.500% due 08/23/19 §	1,924,755	1,927,964
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,178,804	1,045,206
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,783,311	2,737,214
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	516,748	515,456
BakerCorp International Inc 4.250% due 02/14/20 §	1,014,224	959,709
BE Aerospace Inc Term B 4.000% due 12/16/21 §	847,875	855,820
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	2,598,514	2,599,055
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,336,466	1,323,101
Carros Finance Luxembourg SARL (1st Lien) (Luxembourg) 4.500% due 09/30/21 §	298,500	299,619
Ceridian LLC 4.500% due 09/15/20 §	480,968	476,609
ClientLogic Corp 7.503% due 01/30/17 §	2,102,207	2,091,696
CPG International Inc 4.750% due 09/30/20 §	1,482,450	1,462,684
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	512,516	513,156
DAE Aviation Holdings Inc Term B1 5.000% due 11/02/18 §	727,155	727,761
Delachaux SA Term B2 (France) 5.250% due 10/28/21 §	475,000	479,156
Delos Finance SARL Term B (Luxembourg) 3.500% due 03/06/21 §	2,000,000	2,005,500
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	892,688	903,846
Ducommun Inc 4.750% due 06/28/17 §	294,737	296,211
Dynacast International LLC 5.250% due 01/28/22 §	500,000	503,432

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Electrical Components International Inc Term B 5.750% due 05/28/21 §	$322,563	$324,310
Emerald Expositions Holding Inc Term B 4.750% due 06/17/20 §	798,399	803,888
EnergySolutions LLC 6.750% due 05/29/20 §	703,393	707,789
Filtration Group Corp (1st Lien) 4.500% due 11/21/20 §	222,188	223,667
Floatel International Ltd Term B (Bermuda) 6.000% due 06/27/20 §	940,500	695,970
Flying Fortress Inc 3.500% due 06/30/17 §	2,513,333	2,519,094
Garda World Security Corp (Canada) 4.000% due 11/06/20 §	292,182	291,330
Term B
4.000% due 11/06/20 §	1,142,168	1,138,836
Gardner Denver Inc 4.250% due 07/30/20 §	1,452,875	1,381,776
Gates Global Inc Term B 4.250% due 07/05/21 §	1,293,500	1,290,165
Generac Power Systems Inc Term B 3.250% due 05/31/20 §	1,229,667	1,228,385
Granite Acquisition Inc Term B 5.000% due 12/19/21 §	2,102,011	2,128,287
Term C
5.000% due 12/19/21 §	92,720	93,879
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/30/21 §	2,363,125	2,361,015
IG Investment Holdings LLC Term B 6.000% due 10/29/21 §	1,993,581	1,998,565
INA Beteiligungsgesellschaft mbH Term B (Germany) 4.250% due 05/15/20 §	850,000	857,039
JMC Steel Group Inc 4.750% due 04/01/17 §	1,323,695	1,320,938
KAR Auction Services Inc Term B2 3.500% due 03/11/21 §	2,434,700	2,433,684
Merrill Communications LLC (1st Lien) 5.750% due 03/08/18 §	691,505	698,420
Milacron LLC 4.000% due 03/28/20 §	564,795	559,853
Monitronics International Inc Term B 4.250% due 03/23/18 §	270,163	270,797
NN Inc Term B 6.000% due 08/27/21 §	559,598	562,046
Onex Wizard US Acquisition Inc 5.250% due 03/13/22 §	1,000,000	1,011,094
Paladin Brands Holding Inc Term B 6.750% due 08/16/19 §	532,435	534,099
Pelican Products Inc 5.250% due 04/10/20 §	464,341	463,325
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,960,000	3,930,300
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,657,663	5,666,755
Sensata Technologies BV (Netherlands) 3.250% due 05/12/19 §	192,614	193,457
Sensus USA Inc (1st Lien) 4.500% due 05/09/17 §	1,145,769	1,147,201
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	169,091	170,254
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,082,474	1,980,953
Southwire Co 3.250% due 02/10/21 §	321,750	318,734
Standard Aero Ltd Term B2 (Canada) 5.000% due 11/02/18 §	329,639	329,913

	Principal Amount	Value
Stena International SARL Term B (Luxembourg) 4.000% due 03/03/21 §	$1,262,250	$1,142,336
Sutherland Global Services Inc Term B 6.000% due 04/23/21 §	726,409	731,403
Swift Transportation Co LLC Term B 3.750% due 06/09/21 §	1,014,750	1,019,190
Tank Holding Corp 5.250% due 03/16/22 §	905,746	909,521
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	947,625	928,672
The Hertz Corp Term B 4.000% due 03/11/18 §	2,028,313	2,030,215
Term B2
3.500% due 03/11/18 §	592,410	591,225
Transdigm Inc Term C 3.750% due 02/28/20 §	3,333,864	3,333,604
Term D
3.750% due 06/04/21 §	1,612,813	1,612,477
Virtuoso US LLC 4.750% due 02/11/21 §	346,500	345,796
West Corp Term B10 3.250% due 06/30/18 §	3,126,257	3,124,303
WireCo WorldGroup Inc 6.000% due 02/15/17 §	724,327	724,327
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	320,938	320,737

		82,057,567

Information Technology - 10.0%

Activision Blizzard Inc Term B 3.250% due 10/12/20 §	2,074,313	2,085,981
Applied Systems Inc (1st Lien) 4.286% due 01/25/21 §	691,250	692,373
Avago Technologies Cayman Ltd Term B (Cayman) 3.750% due 05/06/21 §	4,295,996	4,310,229
CCC Information Services Inc 4.000% due 12/20/19 §	489,117	488,048
Cinedigm Digital Funding I LLC 3.750% due 02/28/18 §	430,395	432,009
CommScope Inc Term B4 3.250% due 01/14/18 §	935,750	935,937
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	477,016	446,607
Dealertrack Technologies Inc Term B 3.250% due 02/28/21 §	381,609	380,533
Dell Inc Term B 4.500% due 04/29/20 §	6,691,550	6,740,806
Term C
3.750% due 10/29/18 §	695,429	697,928
Eagle Parent Inc 4.000% due 05/16/18 §	2,183,185	2,185,095
EIG Investors Corp 5.000% due 11/09/19 §	2,617,700	2,632,424
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,702,866	1,708,188
Entegris Inc Term B 3.500% due 04/30/21 §	333,783	333,470
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	657,823	661,524
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	833,179	833,960
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	1,799,669	1,805,776
Genpact International Inc Term B 3.500% due 08/30/19 §	1,832,977	1,838,934
GXS Group Inc Term B 3.250% due 01/16/21 §	765,313	769,219

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Hyland Software Inc Term B 4.750% due 02/19/21 §	$565,290	$569,442
IAP Worldwide Services Inc due 07/18/18 µ	679,483	679,483
(2nd Lien)
8.000% due 07/18/19 § +	933,144	746,515
Infor US Inc Term B3 3.750% due 06/03/20 §	359,952	356,803
Term B5
3.750% due 06/03/20 §	4,608,274	4,574,122
Kronos Inc 4.500% due 10/30/19 §	2,584,986	2,593,333
Kronos Worldwide Inc 4.750% due 02/18/20 §	2,227,500	2,240,030
Lattice Semiconductor Corp 5.250% due 03/04/21 §	450,000	449,719
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	421,813	426,294
MA FinanceCo LLC Term B 5.250% due 11/19/21 §	838,235	840,505
Term C
4.500% due 11/20/19 §	950,000	946,240
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,731,641	1,737,269
Microsemi Corp Term B1 3.250% due 02/19/20 §	1,671,598	1,672,433
MoneyGram International Inc Term B 4.250% due 03/27/20 §	959,203	907,646
NXP BV Term D (Netherlands) 3.250% due 01/11/20 §	1,526,750	1,522,933
Opal Acquisition Inc (1st Lien) 5.000% due 11/27/20 §	1,824,008	1,827,917
Orbotech Inc Term B 5.000% due 08/06/20 §	373,125	369,618
Rocket Software Inc 5.750% due 02/08/18 §	551,044	553,340
RP Crown Parent LLC 6.000% due 12/21/18 §	3,861,258	3,809,614
Sirius Computer Solutions Inc Term B 7.000% due 12/07/18 §	499,423	503,793
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	1,840,750	1,821,882
Smart Technologies LLC (Canada) 10.500% due 01/31/18 §	443,750	441,531
Sophia LP Term B 4.000% due 07/19/18 §	954,371	955,206
SunEdison Semiconductor BV (1st Lien) (Netherlands) 6.500% due 05/27/19 §	744,375	738,792
SunGard Data Systems Inc Term C 3.925% due 02/28/17 §	1,473,580	1,475,873
Term E
4.000% due 03/08/20 §	3,674,177	3,687,018
Sybil Software LLC 4.750% due 03/20/20 §	736,250	740,698
Vantiv LLC Term B 3.750% due 06/13/21 §	658,473	662,172
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,161,238	1,163,053
Wall Street Systems Delaware Inc Term B 4.500% due 04/30/21 §	1,116,304	1,111,188
Websense Inc Term B 4.500% due 06/25/20 §	663,510	663,510
Zebra Technologies Corp Term B 4.750% due 10/27/21 §	1,759,091	1,781,813

		72,548,826

	Principal Amount	Value
Materials - 7.0%

Allnex & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	$1,284,596	$1,289,414
Allnex USA Inc Term B2 4.500% due 10/03/19 §	666,515	669,015
Aruba Investments Inc Term B 5.250% due 02/02/22 §	250,000	252,188
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	2,155,055	2,145,260
AZ Chem US Inc (1st Lien) 4.500% due 06/12/21 §	575,342	577,230
Berry Plastics Holding Corp Term D 3.500% due 02/08/20 §	3,461,906	3,457,796
Term E
3.750% due 01/06/21 §	498,361	499,261
Crown Americas LLC Term B 4.000% due 10/22/21 §	1,271,813	1,285,623
ECO Services Operations LLC Term B 4.750% due 12/04/21 §	349,125	351,307
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	422,875	423,756
Fairmount Minerals Ltd Term B1 3.813% due 03/15/17 §	320,125	292,781
Term B2
4.500% due 09/05/19 §	1,576,000	1,392,790
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	4,664,564	4,229,761
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	373,127	373,593
Headwaters Inc 4.500% due 03/11/22 §	150,000	150,844
Hilex Poly Co LLC Term B 6.000% due 12/05/21 §	1,250,000	1,260,928
Huntsman International LLC Term B 3.750% due 08/12/21 §	1,596,000	1,606,973
Ineos US Finance LLC 3.750% due 05/04/18 §	5,990,170	5,966,101
4.250% due 03/31/22 §	550,000	551,031
MacDermid Inc (1st Lien) 4.500% due 06/07/20 §	2,076,582	2,087,891
Term B2
4.750% due 06/07/20 §	498,750	502,740
Minerals Technologies Inc Term B 4.000% due 05/07/21 §	1,464,821	1,474,586
Multi Packaging Solutions Inc Term B 4.250% due 09/30/20 §	272,250	271,343
Murray Energy Corp (1st Lien) 5.250% due 12/05/19 §	1,064,250	1,050,681
Neenah Foundry Co 6.750% due 04/26/17 §	418,701	415,212
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,261,000	1,179,035
Novelis Inc 3.750% due 03/10/17 §	2,970,083	2,971,630
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	646,313	644,697
Orion Engineered Carbons GmbH (Germany) 5.000% due 07/25/21 §	472,625	475,382
OXEA Finance LLC Term B2 4.250% due 01/15/20 §	543,125	528,529
PQ Corp 4.000% due 08/07/17 §	1,319,625	1,316,476

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	$732,643	$733,101
Signode Industrial Group US Inc Term B 3.750% due 05/01/21 §	941,296	936,001
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	248,750	248,517
Sonneborn LLC 5.500% due 12/10/20 §	317,953	319,940
Sonneborn Refined Products BV (Netherlands) 5.500% due 12/10/20 §	56,109	56,460
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	607,906	609,932
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	908,813	908,244
TricorBraun Inc Term B 4.010% due 05/03/18 §	740,000	739,691
Tronox Pigments BV (Netherlands) 4.250% due 03/19/20 §	2,231,435	2,234,644
Unifrax Corp 4.250% due 11/28/18 §	429,578	429,148
Univar Inc Term B 5.000% due 06/30/17 §	2,688,853	2,689,482
Walter Energy Inc Term B 7.250% due 04/02/18 §	1,961,162	1,198,409

		50,797,423

Telecommunication Services - 3.4%

Atlantic Broadband Finance LLC Term B 3.250% due 11/30/19 §	855,018	852,453
Cellular South Inc 3.250% due 05/23/20 §	318,500	316,310
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	6,025,000	6,009,184
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,463,938	1,458,317
Syniverse Holdings Inc 4.000% due 04/23/19 §	2,159,609	2,048,029
Term B
4.000% due 04/23/19 §	1,405,806	1,333,172
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	3,349,701	3,347,581
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,042,633	1,043,936
UPC Financing Partnership Term AH 3.250% due 06/30/21 §	4,356,978	4,335,193
Ziggo Financing Partnership Term B1 3.500% due 01/15/22 §	1,460,660	1,452,901
Term B1A
3.500% due 01/15/22 §	941,277	936,277
Term B3
3.500% due 01/15/22 §	1,548,064	1,539,841

		24,673,194

Utilities - 1.6%

Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	469,050	465,606
Calpine Corp Term B1 4.000% due 04/01/18 §	3,069,551	3,082,127
Term B2
4.000% due 04/01/18 §	1,203,125	1,207,887
Term B3
4.000% due 10/09/19 §	950,625	954,454
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,027,846	1,030,874
EFS Cogen Holdings I Inc Term B 3.750% due 12/17/20 §	385,753	386,557

	Principal Amount	Value
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	$1,500,000	$1,508,125
Equipower Resources Holdings LLC Term C 4.250% due 12/31/19 §	466,691	466,983
La Frontera Generation LLC 4.500% due 09/30/20 §	1,066,881	1,069,993
Lonestar Generation LLC Term B 5.250% due 02/20/21 §	472,616	467,890
PowerTeam Services LLC 4.250% due 05/06/20 §	11,688	11,629
(1st Lien)
4.250% due 05/06/20 §	218,333	217,242
TPF II Power LLC Term B 5.500% due 10/02/21 §	1,147,125	1,163,376

		12,032,743

Total Senior Loan Notes (Cost $673,271,399)		663,450,686

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $13,260,502; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $13,526,688)	13,260,502	13,260,502

Total Short-Term Investment (Cost $13,260,502)		13,260,502

TOTAL INVESTMENTS - 99.0% (Cost $727,917,085)		719,385,952

OTHER ASSETS & LIABILITIES, NET - 1.0%		7,071,959

NET ASSETS - 100.0%		$726,457,911

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $1,762,326 or 0.2% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Investments with a total aggregate value of $2,760,885 or 0.4% of the portfolio’s net assets were in default as of March 31, 2015.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$457,074	$-	$457,074	$-
	Common Stocks
	Information Technology	132,581	-	-	132,581
	Utilities	24,844	24,844	-	-

		157,425	24,844	-	132,581

	Corporate Bonds & Notes	42,060,265	-	41,998,876	61,389
	Senior Loan Notes	663,450,686	-	660,474,463	2,976,223
	Short-Term Investment	13,260,502	-	13,260,502	-

	Total	$719,385,952	$24,844	$716,190,915	$3,170,193

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2015:

	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$114,961	$66,856	$9,962,319	$10,144,136
Purchases	-	-	504,829	504,829
Sales (Includes Paydowns)	-	-	(545,832)	(545,832)
Accrued Discounts (Premiums)	-	628	15,561	16,189
Net Realized Gains (Loss)		-	(40,477)	(40,477)
Change in Net Unrealized Appreciation (Depreciation)	17,620	(6,095)	130,115	141,640
Transfers In	-	-	358,425	358,425
Transfers Out		-	(7,408,717)	(7,408,717)

Value, End of Period	$132,581	$61,389	$2,976,223	$3,170,193

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$17,620	($6,095)	($523,589)	($512,064)

The significant unobservable inputs were investments priced using a vendor-priced single broker quote and an investment priced as a residual value based on a cash flow analysis.

During the three-month period ended March 31, 2015, an investment with a value of $358,425 was transferred from Level 2 to Level 3 due to the investment being priced using a demand yield model which is based on pricing the investment using proxy or referenced securities and other market unobservable inputs versus using multiple broker quoted vendor prices. During the same period, investments (senior loans) with a total aggregate value of $7,408,717 were transferred from Level 3 to Level 2 due to the investments being priced using a multiple broker quoted vendor price versus being priced below 90 using a single broker quoted vendor price.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Energy - 0.0%

Halcon Resources Corp 5.750%	800	$239,356

Total Convertible Preferred Stocks (Cost $800,000)		239,356

COMMON STOCKS - 2.5%

Consumer Discretionary - 0.8%

Cedar Fair LP	63,330	3,635,142
Lennar Corp ‘A’	14,440	748,137
MGM Resorts International *	47,970	1,008,809
Six Flags Entertainment Corp	44,476	2,153,083
Standard Pacific Corp *	142,560	1,283,040

		8,828,211

Energy - 0.3%

Chesapeake Energy Corp	42,450	601,092
Continental Resources Inc *	22,500	982,575
EOG Resources Inc	11,390	1,044,349
Halcon Resources Corp *	8,162	12,570
Pioneer Natural Resources Co	6,830	1,116,773

		3,757,359

Financials - 0.3%

Bank of America Corp	175,700	2,704,023

Health Care - 0.1%

BioScrip Inc *	120,350	533,150

Industrials - 0.5%

Air Lease Corp	87,930	3,318,478
United Rentals Inc *	23,700	2,160,492

		5,478,970

Information Technology - 0.3%

CommScope Holding Co Inc *	100,720	2,874,549

Materials - 0.2%

Freeport-McMoRan Inc	45,150	855,593
Louisiana-Pacific Corp *	77,950	1,286,954

		2,142,547

Utilities - 0.0%

NRG Energy Inc	20,410	514,128

Total Common Stocks (Cost $24,072,681)		26,832,937

CLOSED-END MUTUAL FUNDS - 1.2%

Eaton Vance Senior Income Trust	485,485	3,160,507
First Trust Senior Floating Rate Income Fund II	117,483	1,622,440
Invesco Senior Income Trust	1,023,114	4,849,561
Voya Prime Rate Trust	714,009	3,955,610

Total Closed-End Mutual Funds (Cost $13,852,911)		13,588,118

	Principal Amount	Value
CORPORATE BONDS & NOTES - 88.0%

Consumer Discretionary - 18.6%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$6,500,000	$5,590,000
99 Cents Only Stores 11.000% due 12/15/19	3,271,000	3,450,905
Beazer Homes USA Inc
5.750% due 06/15/19	5,475,000	5,365,500
7.250% due 02/01/23	3,050,000	2,928,000
7.500% due 09/15/21	1,750,000	1,719,375
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Y	2,925,000	2,179,125
11.250% due 06/01/17 Y	5,500,000	4,015,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	5,850,000	5,835,375
11.000% due 10/01/21	4,850,000	4,268,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	4,600,000	3,553,500
CCO Holdings LLC
5.750% due 09/01/23	3,050,000	3,198,687
7.000% due 01/15/19	3,500,000	3,648,750
CCOH Safari LLC
5.500% due 12/01/22	875,000	896,875
5.750% due 12/01/24	1,850,000	1,910,125
CEC Entertainment Inc 8.000% due 02/15/22	8,350,000	8,391,750
Cedar Fair LP
5.250% due 03/15/21	4,400,000	4,565,000
5.375% due 06/01/24 ~	1,375,000	1,407,656
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,350,000	2,355,875
6.375% due 09/15/20 ~	2,813,000	2,978,264
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	2,468,000	2,609,910
7.625% due 03/15/20	2,625,000	2,775,938
Dana Holding Corp
5.375% due 09/15/21	1,000,000	1,042,500
6.750% due 02/15/21	5,150,000	5,459,000
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,878,500
Family Tree Escrow LLC 5.750% due 03/01/23 ~	1,775,000	1,872,625
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,432,500
Hilton Worldwide Finance LLC 5.625% due 10/15/21	5,650,000	5,974,875
Icahn Enterprises LP 5.875% due 02/01/22	5,725,000	5,918,219
iHeartCommunications Inc
10.000% due 01/15/18	1,950,000	1,664,813
11.250% due 03/01/21	3,000,000	3,078,750
Jaguar Land Rover Automotive PLC (United Kingdom)
4.125% due 12/15/18 ~	3,000,000	3,097,500
5.625% due 02/01/23 ~	1,150,000	1,216,125
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	7,325,000	7,398,250
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,814,750
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,138,750
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	5,600,000	5,740,000
MGM Resorts International
6.000% due 03/15/23	2,925,000	3,020,062
6.750% due 10/01/20	3,900,000	4,177,875
8.625% due 02/01/19	2,000,000	2,290,000
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	645,000	661,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Michaels Stores Inc 5.875% due 12/15/20 ~	$2,475,000	$2,555,438
NCL Corp Ltd (Bermuda) 5.250% due 11/15/19 ~	5,500,000	5,665,000
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	1,925,000	2,050,125
8.750% PIK due 10/15/21 ~	6,725,000	7,162,125
NPC International Inc 10.500% due 01/15/20	6,550,000	6,926,625
Penn National Gaming Inc 5.875% due 11/01/21	5,300,000	5,300,000
Sinclair Television Group Inc
5.375% due 04/01/21	1,950,000	2,008,500
6.375% due 11/01/21	4,950,000	5,259,375
Standard Pacific Corp
6.250% due 12/15/21	4,000,000	4,260,000
8.375% due 01/15/21	3,000,000	3,487,500
The Ryland Group Inc 5.375% due 10/01/22	6,770,000	6,786,925
The ServiceMaster Co LLC 8.000% due 02/15/20	1,700,000	1,802,000
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,317,000
Wolverine World Wide Inc 6.125% due 10/15/20	4,825,000	5,174,812

		203,275,254

Consumer Staples - 4.1%

Albertsons Holdings LLC 7.750% due 10/15/22 ~	2,702,000	2,904,650
Beverages & More Inc 10.000% due 11/15/18 ~	5,175,000	4,935,656
HJ Heinz Co 4.875% due 02/15/25 ~	6,250,000	6,789,062
JBS Investments GmbH (Austria)
7.250% due 04/03/24 ~	2,500,000	2,571,875
7.750% due 10/28/20 ~	7,300,000	7,756,250
JBS USA LLC 7.250% due 06/01/21 ~	950,000	1,004,625
Post Holdings Inc 6.000% due 12/15/22 ~	4,500,000	4,359,375
Rite Aid Corp
6.125% due 04/01/23 ~ #	950,000	978,500
6.750% due 06/15/21	2,700,000	2,885,625
Smithfield Foods Inc
5.875% due 08/01/21 ~	3,750,000	3,942,188
6.625% due 08/15/22	1,200,000	1,288,500
The WhiteWave Foods Co 5.375% due 10/01/22	5,275,000	5,683,813

		45,100,119

Energy - 12.4%

Alpha Natural Resources Inc
6.000% due 06/01/19	3,925,000	1,118,625
6.250% due 06/01/21	2,000,000	515,000
American Energy-Permian Basin LLC 7.125% due 11/01/20 ~	3,675,000	2,838,938
Arch Coal Inc
7.250% due 10/01/20	3,275,000	1,179,000
7.250% due 06/15/21	3,000,000	682,500
Atlas Pipeline Partners LP 6.625% due 10/01/20	2,750,000	2,846,250
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	5,600,000	5,460,000
Chaparral Energy Inc 7.625% due 11/15/22	5,000,000	3,400,000
Chesapeake Energy Corp 4.875% due 04/15/22	5,000,000	4,712,500
Concho Resources Inc 5.500% due 04/01/23	5,000,000	5,062,500

	Principal Amount	Value
Crestwood Midstream Partners LP
6.125% due 03/01/22	$4,625,000	$4,682,812
6.250% due 04/01/23 ~	500,000	506,250
Energy XXI Gulf Coast Inc 6.875% due 03/15/24 ~	4,525,000	1,583,750
EP Energy LLC 6.875% due 05/01/19	2,500,000	2,575,000
Halcon Resources Corp
8.875% due 05/15/21	3,000,000	2,107,500
9.250% due 02/15/22	1,000,000	695,000
Hiland Partners LP
5.500% due 05/15/22 ~	925,000	952,750
7.250% due 10/01/20 ~	8,750,000	9,471,875
Linn Energy LLC
6.500% due 05/15/19	2,525,000	2,135,203
6.500% due 09/15/21	1,750,000	1,365,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,529,550
6.500% due 03/15/21 ~	4,620,000	4,296,600
Memorial Resource Development Corp 5.875% due 07/01/22 ~	7,325,000	6,848,875
Newfield Exploration Co 5.375% due 01/01/26	4,500,000	4,554,000
Peabody Energy Corp 10.000% due 03/15/22 ~	2,400,000	2,136,000
QEP Resources Inc
5.375% due 10/01/22	2,600,000	2,567,500
6.875% due 03/01/21	2,400,000	2,562,000
Regency Energy Partners LP
5.000% due 10/01/22	950,000	992,750
5.750% due 09/01/20	5,600,000	6,076,000
Rice Energy Inc 7.250% due 05/01/23 ~	2,375,000	2,377,969
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	6,650,000	6,716,500
5.625% due 03/01/25 ~	3,025,000	2,998,531
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,560,000
Sanchez Energy Corp
6.125% due 01/15/23	2,800,000	2,530,500
7.750% due 06/15/21	5,625,000	5,456,250
SandRidge Energy Inc 7.500% due 03/15/21	3,800,000	2,375,000
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	5,050,000	4,292,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	6,350,000	6,048,375
Targa Resources Partners LP 5.000% due 01/15/18 ~	1,800,000	1,858,500
Tervita Corp (Canada)
8.000% due 11/15/18 ~	5,000,000	4,462,500
10.875% due 02/15/18 ~	175,000	98,875
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	3,000,000	2,437,500
Whiting Petroleum Corp 6.250% due 04/01/23 ~	2,875,000	2,864,219
WPX Energy Inc 6.000% due 01/15/22	5,000,000	4,675,000

		136,205,947

Financials - 4.9%

AerCap Ireland Capital Ltd (Ireland)
3.750% due 05/15/19 ~	150,000	151,079
5.000% due 10/01/21 ~	2,350,000	2,499,813
E*TRADE Financial Corp 5.375% due 11/15/22	5,250,000	5,551,875
First Data Corp
10.625% due 06/15/21	1,202,000	1,373,285
12.625% due 01/15/21	4,284,000	5,087,250
HUB International Ltd 7.875% due 10/01/21 ~	5,925,000	6,087,937

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Jefferies Finance LLC
6.875% due 04/15/22 ~	$800,000	$748,000
7.375% due 04/01/20 ~	5,800,000	5,655,000
7.500% due 04/15/21 ~	3,000,000	2,906,250
Ocwen Financial Corp 6.625% due 05/15/19 ~	4,625,000	4,023,750
Outfront Media Capital LLC
5.250% due 02/15/22	2,375,000	2,493,750
5.875% due 03/15/25	2,650,000	2,812,312
RHP Hotel Properties LP REIT 5.000% due 04/15/21	6,550,000	6,730,125
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,200,000	7,578,000

		53,698,426

Health Care - 10.7%

Aviv Healthcare Properties LP 6.000% due 10/15/21	4,725,000	5,073,469
Biomet Inc 6.500% due 08/01/20	4,825,000	5,126,562
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	6,775,000	6,897,797
CHS/Community Health Systems Inc
6.875% due 02/01/22	9,700,000	10,366,875
8.000% due 11/15/19	5,300,000	5,644,500
DaVita HealthCare Partners Inc 5.750% due 08/15/22	4,825,000	5,138,625
DJO Finance LLC
7.750% due 04/15/18	4,000,000	4,080,000
9.875% due 04/15/18	1,000,000	1,045,000
Endo Finance LLC
5.750% due 01/15/22 ~	5,175,000	5,317,312
6.000% due 02/01/25 ~	1,500,000	1,545,000
Fresenius Medical Care US Finance II Inc
4.125% due 10/15/20 ~	1,850,000	1,890,469
5.875% due 01/31/22 ~	4,650,000	5,138,250
HCA Holdings Inc
6.250% due 02/15/21	4,950,000	5,364,315
7.750% due 05/15/21	4,000,000	4,266,240
HCA Inc 5.375% due 02/01/25	500,000	525,938
HealthSouth Corp
5.125% due 03/15/23	1,425,000	1,457,062
5.750% due 11/01/24	875,000	914,375
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	5,350,000	5,483,750
JLL/Delta Dutch Newco BV (Netherlands) 7.500% due 02/01/22 ~	5,280,000	5,511,000
LifePoint Hospitals Inc 5.500% due 12/01/21	5,550,000	5,841,375
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	5,017,250
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	875,000	885,938
Tenet Healthcare Corp
5.000% due 03/01/19 ~	675,000	671,625
6.000% due 10/01/20	1,025,000	1,087,781
6.750% due 02/01/20	4,250,000	4,499,687
8.000% due 08/01/20	1,750,000	1,841,875
8.125% due 04/01/22	4,800,000	5,304,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,950,000	9,330,375
Valeant Pharmaceuticals International Inc (Canada) 5.500% due 03/01/23 ~	650,000	660,563
5.875% due 05/15/23 ~	950,000	976,125
6.125% due 04/15/25 ~	200,000	207,750

		117,110,883

	Principal Amount	Value
Industrials - 12.9%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	$3,611,562	$3,412,926
ADS Waste Holdings Inc 8.250% due 10/01/20	4,725,000	4,961,250
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,446,413	2,580,476
Allegion US Holding Co Inc 5.750% due 10/01/21	4,900,000	5,145,000
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,644,564	1,718,570
Apex Tool Group LLC 7.000% due 02/01/21 ~	5,325,000	5,032,125
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,291,000
HD Supply Inc
5.250% due 12/15/21 ~	2,925,000	3,020,063
7.500% due 07/15/20	1,000,000	1,075,000
11.500% due 07/15/20	850,000	992,375
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	4,900,000	5,120,500
IHS Inc 5.000% due 11/01/22 ~	5,000,000	5,047,000
International Lease Finance Corp
4.625% due 04/15/21	2,900,000	3,008,750
5.875% due 04/01/19	3,000,000	3,262,500
5.875% due 08/15/22	1,000,000	1,112,500
6.250% due 05/15/19	1,550,000	1,697,250
Masco Corp
4.450% due 04/01/25	1,000,000	1,035,000
7.750% due 08/01/29	4,925,000	5,737,625
Modular Space Corp 10.250% due 01/31/19 ~	5,150,000	4,120,000
Multi-Color Corp 6.125% due 12/01/22 ~	6,225,000	6,489,562
Nortek Inc 8.500% due 04/15/21	4,850,000	5,213,750
Roofing Supply Group LLC 10.000% due 06/01/20 ~	5,867,000	5,793,662
Sensata Technologies BV (Netherlands) 5.625% due 11/01/24 ~	4,900,000	5,236,875
The ADT Corp 6.250% due 10/15/21	8,475,000	9,047,062
The Hertz Corp
5.875% due 10/15/20	350,000	361,375
7.500% due 10/15/18	4,500,000	4,685,625
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	5,803,875
TransDigm Inc
5.500% due 10/15/20	5,225,000	5,185,813
7.500% due 07/15/21	2,000,000	2,160,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,900,000	1,914,820
4.750% due 10/11/23	1,475,000	1,497,125
5.375% due 02/15/23	3,679,543	3,844,755
United Rentals North America Inc
5.500% due 07/15/25	650,000	664,625
7.375% due 05/15/20	779,000	845,702
7.625% due 04/15/22	2,750,000	3,022,250
8.250% due 02/01/21	3,700,000	4,014,500
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,649,023	4,881,009
USG Corp
5.875% due 11/01/21 ~	2,675,000	2,855,563
7.875% due 03/30/20 ~	3,000,000	3,251,250
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	782,450	815,469

		140,954,577

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 3.8%

Blackboard Inc 7.750% due 11/15/19 ~	$6,150,000	$5,934,750
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	3,634,000
BMC Software Inc 7.250% due 06/01/18	2,194,000	2,128,180
Cardtronics Inc 5.125% due 08/01/22 ~	5,100,000	5,061,750
Entegris Inc 6.000% due 04/01/22 ~	4,675,000	4,897,062
Equinix Inc
4.875% due 04/01/20	5,100,000	5,291,250
5.375% due 04/01/23	1,475,000	1,538,425
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,572,676
Infor US Inc 6.500% due 05/15/22 ~ #	2,625,000	2,697,188
NXP BV (Netherlands) 5.750% due 02/15/21 ~	5,600,000	5,943,000

		41,698,281

Materials - 11.1%

AK Steel Corp
7.625% due 05/15/20	2,650,000	2,292,250
8.375% due 04/01/22	5,875,000	4,876,250
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	7,300,000	7,172,250
ArcelorMittal (Luxembourg)
6.125% due 06/01/18	2,000,000	2,154,000
7.500% due 03/01/41	4,650,000	4,859,250
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	2,713,993	2,841,225
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	492,500
6.250% due 01/31/19 ~	3,000,000	3,022,500
6.750% due 01/31/21 ~	3,250,000	3,286,563
7.000% due 11/15/20 ~	823,235	828,381
Berry Plastics Corp 5.500% due 05/15/22	6,550,000	6,738,312
Beverage Packaging Holdings II SA (Luxembourg) 6.000% due 06/15/17 ~	4,325,000	4,368,250
BWAY Holding Co 9.125% due 08/15/21 ~	6,400,000	6,688,000
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	2,750,000	2,887,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	6,750,000	6,935,625
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	6,175,000	5,241,031
Hexion Inc
6.625% due 04/15/20	1,200,000	1,104,000
8.875% due 02/01/18	3,500,000	3,097,500
9.000% due 11/15/20	3,000,000	2,130,000
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	4,750,000	4,797,500
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	5,174,812
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,533,165
Novelis Inc (Canada) 8.750% due 12/15/20	5,000,000	5,381,250
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	3,400,000	3,706,000
8.375% due 06/15/19 ~	3,725,000	4,023,000
Sealed Air Corp
4.875% due 12/01/22 ~	1,750,000	1,789,375
5.125% due 12/01/24 ~	875,000	907,813
8.375% due 09/15/21 ~	5,000,000	5,650,000

	Principal Amount	Value
Tronox Finance LLC 6.375% due 08/15/20	$5,900,000	$5,796,750
Wise Metals Group LLC 8.750% due 12/15/18 ~	4,675,000	4,990,562
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	2,775,000	3,010,875

		121,776,489

Telecommunication Services - 6.8%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	5,600,000	5,502,000
Cogent Communications Group Inc 5.375% due 03/01/22 ~	1,850,000	1,854,625
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	2,250,000	2,264,625
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	3,161,000	3,240,025
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,726,250
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	2,000,000	2,065,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	2,000,000	1,965,000
7.750% due 06/01/21	6,300,000	5,835,375
8.125% due 06/01/23	3,000,000	2,778,750
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,572,500
Level 3 Financing Inc
6.125% due 01/15/21	925,000	974,719
7.000% due 06/01/20	5,700,000	6,113,250
Sprint Communications Inc
7.000% due 03/01/20 ~	5,235,000	5,797,762
9.000% due 11/15/18 ~	2,800,000	3,220,000
Sprint Corp
7.250% due 09/15/21	9,500,000	9,583,125
7.625% due 02/15/25	4,150,000	4,155,187
T-Mobile USA Inc
6.250% due 04/01/21	850,000	887,188
6.464% due 04/28/19	1,850,000	1,912,438
6.625% due 04/01/23	1,000,000	1,052,500
6.633% due 04/28/21	4,350,000	4,572,937
6.836% due 04/28/23	250,000	264,063

		74,337,319

Utilities - 2.7%

Calpine Corp
5.375% due 01/15/23	1,750,000	1,758,750
5.875% due 01/15/24 ~	1,600,000	1,736,800
6.000% due 01/15/22 ~	1,000,000	1,075,000
7.875% due 01/15/23 ~	2,270,000	2,520,154
Dynegy Finance I Inc 7.625% due 11/01/24 ~	3,625,000	3,810,781
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,000,000
9.875% due 10/15/20	3,975,000	4,044,563
NRG Energy Inc
6.250% due 07/15/22	3,075,000	3,178,781
6.625% due 03/15/23	1,000,000	1,040,000
7.875% due 05/15/21	3,000,000	3,240,000
RJS Power Holdings LLC 5.125% due 07/15/19 ~	5,350,000	5,296,500

		29,701,329

Total Corporate Bonds & Notes (Cost $972,190,117)		963,858,624

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	$3,500,000	$3,823,750

Total Convertible Corporate Bonds & Notes (Cost $3,462,289)		3,823,750

SENIOR LOAN NOTES - 4.7%

Consumer Discretionary - 1.3%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,000,000	5,025,000
Clear Channel Communications Inc Term D 6.928% due 01/30/19 §	4,697,344	4,478,917
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,728,000

		14,231,917

Consumer Staples - 0.2%

Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,954,774	2,604,781

Energy - 0.6%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	5,000,000	3,769,790
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	910,553	863,318
Samson Investment Co (2nd Lien) 5.000% due 09/25/18 §	3,000,000	1,582,500

		6,215,608

Financials - 0.8%

ROC Finance LLC 5.000% due 06/20/19 §	2,462,500	2,388,625
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	6,550,000	6,042,375

		8,431,000

Industrials - 0.5%

LM U.S. Corp Acquisition Inc (2nd Lien) 8.250% due 01/25/21 §	3,750,000	3,721,875
WTG Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,970,000

		5,691,875

	Principal Amount	Value
Materials - 0.4%

FMG Resources Property Ltd Term B due 06/30/19 µ	$4,737,975	$4,296,329

Utilities - 0.9%

Dynegy Holdings Inc due 09/15/15 µ	10,000,000	10,000,000

Total Senior Loan Notes (Cost $56,160,757)		51,471,510

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $34,605,138; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $35,300,475)	34,605,138	34,605,138

Total Short-Term Investment (Cost $34,605,138)		34,605,138

TOTAL INVESTMENTS - 99.9% (Cost $1,105,143,893)		1,094,419,433

OTHER ASSETS & LIABILITIES, NET - 0.1%		833,827

NET ASSETS - 100.0%		$1,095,253,260

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $6,194,125 or 0.6% of the portfolio’s net assets were in default as of March 31, 2015.

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $7,000,000 or 0.6% of the net assets as of March 31, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
SS&C Technologies Inc	$7,000,000	$7,000,000	$-

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$239,356	$-	$239,356	$-
	Common Stocks (1)	26,832,937	26,832,937	-	-
	Closed-End Mutual Funds	13,588,118	13,588,118	-	-
	Corporate Bonds & Notes	963,858,624	-	962,140,054	1,718,570
	Convertible Corporate Bonds & Notes	3,823,750	-	3,823,750	-
	Senior Loan Notes	51,471,510	-	51,471,510	-
	Short-Term Investment	34,605,138	-	34,605,138	-

	Total	$1,094,419,433	$40,421,055	$1,052,279,808	$1,718,570

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 8.9%

Consumer Discretionary - 0.1%

DISH DBS Corp 7.125% due 02/01/16	$900,000	$937,125

Energy - 0.4%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	1,114,104
Chesapeake Energy Corp 3.503% due 04/15/19 §	$500,000	482,500
Petrobras Global Finance BV (Netherlands) 1.881% due 05/20/16 §	100,000	94,760
2.393% due 01/15/19 §	1,300,000	1,129,375
3.000% due 01/15/19	100,000	86,582
3.151% due 03/17/20 §	400,000	346,000
4.375% due 05/20/23	200,000	171,520
4.875% due 03/17/20	100,000	90,050
5.375% due 01/27/21	600,000	547,200
5.750% due 01/20/20	800,000	745,728
6.625% due 01/16/34	GBP 100,000	125,027

		4,932,846

Financials - 6.2%

Ally Financial Inc 2.750% due 01/30/17	$800,000	799,048
4.625% due 06/26/15	1,300,000	1,308,125
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/16 ~	EUR 500,000	573,485
Banco Santander SA (Spain) 6.250% § ± ~	400,000	433,057
Bank of America NA 0.676% due 05/08/17 §	$14,500,000	14,482,788
Bankia SA (Spain) 0.255% due 01/25/16 §	EUR 500,000	537,625
3.500% due 12/14/15	2,900,000	3,189,761
3.500% due 01/17/19 ~	1,600,000	1,875,152
Barclays Bank PLC (United Kingdom) 2.010% due 12/21/20 ^	MXN 5,000,000	319,599
Barclays PLC (United Kingdom) 6.500% § ±	EUR 200,000	222,469
8.000% § ±	200,000	240,077
BNP Paribas SA (France) 0.566% due 11/07/15 §	$9,600,000	9,606,691
BPCE SA (France) 0.826% due 11/18/16 §	5,900,000	5,913,358
0.901% due 06/17/17 §	2,300,000	2,304,053
BPE Financiaciones SA (Spain) 2.500% due 02/01/17	EUR 1,200,000	1,327,642
2.875% due 05/19/16	2,500,000	2,743,507
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 0.586% due 04/28/17 §	$13,300,000	13,306,450
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	342,359
Eksportfinans ASA (Norway) 2.375% due 05/25/16	$1,800,000	1,810,926
HBOS PLC (United Kingdom) 0.840% due 09/01/16 §	EUR 1,400,000	1,505,114
0.973% due 09/30/16 §	$2,800,000	2,801,680
JPMorgan Chase Bank NA 0.682% due 06/02/17 §	3,900,000	3,901,817
Lehman Brothers Holdings Inc 7.000% due 09/27/27 Y	1,700,000	246,500
Lloyds Banking Group PLC (United Kingdom) 7.625% § ± ~	GBP 400,000	633,857
Westpac Banking Corp (Australia) 1.850% due 11/26/18 ~	$2,000,000	2,022,572

		72,447,712

	Principal Amount	Value
Industrials - 0.6%

Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 1,800,000	$1,354,816
5.014% due 12/27/17	6,100,000	4,460,138
International Lease Finance Corp 7.125% due 09/01/18 ~	$1,000,000	1,125,000

		6,939,954

Materials - 0.4%

Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,481,532

Telecommunication Services - 1.1%

BellSouth Corp 4.182% due 04/26/21 ~	12,800,000	12,823,245

Utilities - 0.1%

Electricite de France SA (France) 1.150% due 01/20/17 ~	700,000	702,761
SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,171,073
Veolia Environnement SA (France) 1.750% due 06/17/15 ^	115,728	125,614

		1,999,448

Total Corporate Bonds & Notes (Cost $112,252,139)		104,561,862

MORTGAGE-BACKED SECURITIES - 5.7%

Collateralized Mortgage Obligations - Commercial - 0.8%

Banc of America Re-REMIC Trust 5.592% due 06/24/50 " § ~	$1,487,886	1,545,251
5.649% due 02/17/51 " § ~	1,507,327	1,583,841
Credit Suisse Mortgage Capital Certificates 5.467% due 09/16/39 " § ~	2,412,081	2,500,201
5.467% due 09/18/39 " § ~	2,789,386	2,892,566
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	751,140

		9,272,999

Collateralized Mortgage Obligations - Residential - 4.5%

Alternative Loan Trust
0.454% due 12/25/35 " §	98,124	86,140
5.500% due 06/25/35 " Y	1,766,971	1,775,611
6.000% due 01/25/37 " Y	1,190,213	1,050,999
Banc of America Funding Trust 2.868% due 01/20/47 " § Y	1,729,188	1,453,644
Banc of America Mortgage Trust 2.315% due 11/25/34 " §	79,451	76,166
2.678% due 06/25/35 " §	517,638	498,798
2.714% due 08/25/35 " § Y	468,679	430,160
Bear Stearns Adjustable Rate Mortgage Trust 2.160% due 08/25/35 " §	787,416	796,425
2.522% due 01/25/35 " §	508,609	485,797
Chase Mortgage Finance Trust 2.474% due 02/25/37 " §	147,331	146,296
ChaseFlex Trust 6.000% due 02/25/37 " Y	614,397	542,177
Citigroup Mortgage Loan Trust 0.244% due 01/25/37 " § ~	461,518	336,440
2.530% due 05/25/35 " §	138,572	137,521
2.715% due 09/25/37 " § Y	111,595	100,506
Citigroup Mortgage Loan Trust Inc 2.230% due 09/25/35 " §	778,231	784,990
2.280% due 09/25/35 " §	737,652	740,842
2.573% due 08/25/35 " § Y	1,106,318	805,881

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 0.494% due 03/25/35 " §	$119,938	$91,975
2.399% due 11/19/33 " §	115,604	113,776
2.590% due 08/25/34 " §	62,624	55,185
Deutsche Alt-B Securities Mortgage Loan Trust 0.274% due 10/25/36 " § Y	66,184	41,971
Fannie Mae 0.234% due 07/25/37 " §	2,180,625	2,116,450
0.236% due 12/25/36 " §	244,178	243,903
0.324% due 08/25/34 " §	437,076	433,873
0.524% due 07/25/37 - 05/25/42 " §	264,930	265,677
2.194% due 05/25/35 " §	1,714,231	1,788,213
Freddie Mac 0.405% due 02/15/19 " §	3,349,082	3,351,196
0.625% due 09/15/42 " §	4,699,030	4,729,937
Granite Mortgages PLC (United Kingdom) 0.946% due 09/20/44 " § ~	GBP 665,188	984,471
GreenPoint Mortgage Funding Trust 0.444% due 11/25/45 " §	$635,822	535,793
0.614% due 06/25/45 " §	1,184,258	1,012,724
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	379,490	408,810
GSR Mortgage Loan Trust 2.752% due 01/25/35 " §	755,515	723,765
HarborView Mortgage Loan Trust 0.458% due 02/19/36 " §	240,402	181,673
Impac CMB Trust 1.174% due 07/25/33 " §	247,776	238,470
IndyMac INDX Mortgage Loan Trust 0.381% due 05/25/46 " §	1,104,442	943,880
0.414% due 07/25/35 " §	457,320	400,773
JP Morgan Mortgage Trust 2.169% due 07/27/37 " § ~	1,221,749	1,060,359
2.529% due 08/25/35 " § Y	679,474	646,022
2.540% due 07/25/35 " §	544,011	546,893
2.548% due 08/25/35 " §	842,611	832,897
5.027% due 09/25/35 " §	166,005	162,910
JP Morgan Resecuritization Trust 2.563% due 08/27/37 " § ~	417,720	424,575
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust 0.615% due 12/15/30 " §	386,666	371,325
0.875% due 11/15/31 " §	562,428	553,203
Merrill Lynch Mortgage Investors Trust 0.424% due 11/25/35 " §	703,718	661,079
2.527% due 06/25/37 " §	915,207	880,714
5.389% due 12/25/35 " §	300,524	278,371
NCUA Guaranteed Notes Trust 0.628% due 10/07/20 " §	5,586,848	5,620,614
Reperforming Loan REMIC Trust 0.514% due 06/25/35 " § ~	676,503	598,117
Residential Accredit Loans Inc Trust 0.474% due 08/25/35 " §	483,808	379,021
Ryland Mortgage Securities Corp 6.730% due 10/01/27 "	8,739	8,033
Sequoia Mortgage Trust 0.878% due 10/19/26 " §	375,412	369,618
Structured Adjustable Rate Mortgage Loan Trust 1.528% due 01/25/35 " §	467,341	378,665
2.537% due 08/25/35 " §	965,907	907,074
2.545% due 02/25/34 " §	134,395	134,693
Structured Asset Mortgage Investments II Trust 0.304% due 03/25/37 " §	146,573	111,221
0.394% due 05/25/36 " §	991,923	744,184
0.428% due 07/19/35 " §	1,043,640	905,962
0.454% due 02/25/36 " §	1,124,497	910,249
0.838% due 10/19/34 " §	482,242	464,169

	Principal Amount	Value
Structured Asset Securities Corp Trust 2.610% due 10/28/35 " § ~	$166,284	$160,207
Structured Asset Securities Mortgage Pass-Through Certificates 2.217% due 01/25/32 " §	8,903	8,608
Swan Trust (Australia) 3.530% due 04/25/41 " §	AUD 497,522	382,533
WaMu Mortgage Pass-Through Certificates Trust 0.434% due 11/25/45 " §	$663,846	614,070
0.898% due 05/25/47 " §	1,597,119	1,372,035
1.128% due 02/25/46 " §	641,018	608,824
1.328% due 11/25/42 " §	74,141	69,746
2.192% due 11/25/46 " §	368,621	334,985
2.444% due 06/25/33 " §	881,460	890,030
5.049% due 08/25/35 " §	261,842	248,648
Wells Fargo Mortgage-Backed Securities Trust 2.615% due 12/25/34 " §	675,573	667,611
2.616% due 11/25/34 " §	238,306	238,645
2.619% due 09/25/34 " §	279,855	287,192
5.652% due 04/25/36 " §	401,771	400,827

		53,144,837

Fannie Mae - 0.3%

1.300% due 02/01/36 " §	91,376	91,649
1.321% due 11/01/42 - 10/01/44 " §	420,637	430,891
1.978% due 11/01/35 " §	91,870	97,336
2.003% due 12/01/34 " §	133,496	141,591
2.129% due 05/01/35 " §	48,310	51,407
2.195% due 01/01/25 " §	50,844	52,687
2.235% due 03/01/35 " §	64,120	66,192
2.266% due 12/01/22 " §	13,904	14,463
2.269% due 03/01/35 " §	516,831	551,672
2.330% due 03/01/35 " §	42,309	43,352
2.377% due 08/01/17 " §	117,280	117,508
2.393% due 10/01/35 " §	161,125	172,425
2.435% due 09/01/35 " §	156,845	167,981
2.515% due 04/01/35 " §	543,811	583,774
3.274% due 03/01/18 " §	48,851	48,994
3.500% due 07/01/26 " §	3,168	3,210
5.000% due 08/01/24 " §	8,482	8,746
5.347% due 01/01/36 " §	274,537	291,386
5.369% due 11/01/35 " §	239,170	255,469
5.514% due 03/01/36 " §	152,993	163,440

		3,354,173

Freddie Mac - 0.1%

2.231% due 08/01/35 " §	19,234	20,242
2.371% due 01/01/34 " §	314,821	337,600
4.995% due 10/01/35 " §	81,602	86,056
5.505% due 03/01/36 " §	133,177	141,082

		584,980

Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	95,004	97,646
2.000% due 10/20/24 - 01/20/27 " §	74,015	77,238
2.500% due 02/20/25 " §	17,682	18,306

		193,190

Total Mortgage-Backed Securities (Cost $66,431,848)		66,550,179

ASSET-BACKED SECURITIES - 2.0%

Amortizing Residential Collateral Trust 0.754% due 07/25/32 " §	125,612	116,913
Aquilae II PLC CLO (Ireland) 0.401% due 01/17/23 " § ~	EUR 118,026	126,083
Asset-Backed Securities Corp Home Equity Loan Trust 0.254% due 05/25/37 " §	$34,435	22,619

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities I Trust 0.241% due 12/25/36 " § Y	$10,369	$11,625
0.281% due 11/25/36 " §	664,061	648,980
1.174% due 10/25/37 " §	1,842,055	1,733,939
Bear Stearns Asset-Backed Securities Trust 0.834% due 10/25/32 " §	47,747	45,702
Carlyle High Yield Partners X Ltd CLO (Cayman) 0.482% due 04/19/22 " § ~	916,489	898,812
Citigroup Mortgage Loan Trust 0.254% due 01/25/37 " §	549,434	376,460
Countrywide Asset-Backed Certificates 0.364% due 06/25/36 " §	391,425	383,179
0.421% due 04/25/36 " §	183,105	181,902
Credit-Based Asset Servicing & Securitization Trust 0.241% due 01/25/37 " § Y	268,637	122,437
Equity One Mortgage Pass-Through Trust 0.474% due 04/25/34 " §	484,331	402,553
Freddie Mac Structured Pass-Through Securities 0.434% due 08/25/31 " §	176,593	172,799
HSI Asset Securitization Corp Trust 0.224% due 10/25/36 " §	18,433	10,980
JP Morgan Mortgage Acquisition Trust 0.234% due 03/25/47 " §	24,651	24,240
LCM V Ltd CLO (Cayman) 0.495% due 03/21/19 " § ~	260,955	260,753
Morgan Stanley IXIS Real Estate Capital Trust 0.224% due 11/25/36 " §	2,014	1,067
Nautique Funding Ltd CLO (Cayman) 0.503% due 04/15/20 " § ~	418,810	413,993
New Century Home Equity Loan Trust 0.354% due 05/25/36 " §	800,054	569,338
NYLIM Flatiron Ltd CLO (Cayman) 0.476% due 08/08/20 " § ~	585,037	581,830
OneMain Financial Issuance Trust 2.470% due 09/18/24 " ~	6,600,000	6,609,240
Park Place Securities Inc 0.434% due 09/25/35 " §	21,619	21,628
Penta SA CLO (Luxembourg) 0.398% due 06/04/24 " § ~	EUR 3,486,836	3,714,415
Popular ABS Mortgage Pass-Through Trust 0.264% due 06/25/47 " § Y	$735,150	717,908
Renaissance Home Equity Loan Trust 0.934% due 12/25/32 " §	217,275	203,978
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	2,817,430	3,137,597
Soundview Home Loan Trust 0.234% due 11/25/36 " § ~	175,334	68,828
Structured Asset Securities Corp Mortgage Loan Trust 1.672% due 04/25/35 " §	1,282,695	1,226,952
Wood Street II BV CLO (Netherlands) 0.339% due 03/29/21 " § ~	EUR 343,638	366,450

Total Asset-Backed Securities (Cost $24,574,554)		23,173,200

U.S. TREASURY OBLIGATIONS - 103.5%

U.S. Treasury Bonds - 0.4%

2.500% due 02/15/45	$4,500,000	4,463,232

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 103.1%

0.125% due 04/15/16 ^	$121,534,586	$122,855,557
0.125% due 04/15/17 ^ ‡	23,058,294	23,490,543
0.125% due 04/15/18 ^ ‡	2,022,340	2,064,208
0.125% due 07/15/22 ^ ‡	120,689,380	122,139,096
0.125% due 01/15/23 ^	62,277,975	62,628,289
0.250% due 01/15/25 ^	33,947,984	34,260,950
0.375% due 07/15/23 ^ ‡	30,433,320	31,253,589
0.500% due 04/15/15 ^ ‡	1,779,674	1,784,123
0.625% due 07/15/21 ^ ‡	144,673,513	151,844,128
0.625% due 02/15/43 ^	15,656,718	15,402,296
0.750% due 02/15/42 ^ ‡	7,199,702	7,307,698
0.750% due 02/15/45 ^	8,040,222	8,207,933
1.125% due 01/15/21 ^ ‡	23,366,680	25,140,102
1.250% due 07/15/20 ^	14	24,735
1.375% due 01/15/20 ^	15,748,859	17,043,226
1.375% due 02/15/44 ^	43,564,920	51,439,021
1.625% due 01/15/18 ^ ‡	89,259	95,124
1.750% due 01/15/28 ^	22,948,185	26,943,391
1.875% due 07/15/15 ^	23,687,083	24,069,819
1.875% due 07/15/19 ^ ‡	7,126,627	7,866,571
2.000% due 01/15/16 ^ ‡	32,130,825	33,009,399
2.000% due 01/15/26 ^ ‡	107,767,021	127,934,250
2.125% due 01/15/19 ^	13,608,750	14,986,636
2.125% due 02/15/40 ^	14,023,498	18,777,199
2.125% due 02/15/41 ^ ‡	853,888	1,154,483
2.375% due 01/15/25 ^ ‡	66,501,099	80,743,173
2.375% due 01/15/27 ^ ‡	93,024,188	114,985,300
2.500% due 01/15/29 ^ ‡	261,288	334,592
3.625% due 04/15/28 ^ ‡	14,452	20,432
3.875% due 04/15/29 ^	51,624,397	75,995,802

		1,203,801,665

Total U.S. Treasury Obligations (Cost $1,217,674,545)		1,208,264,897

FOREIGN GOVERNMENT BONDS & NOTES - 16.3%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,716,426
Brazil Letras do Tesouro Nacional (Brazil) 11.692% due 07/01/15	BRL 19,800,000	6,021,935
12.979% due 01/01/17	22,300,000	5,603,735
15.007% due 01/01/18	16,800,000	3,740,927
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 0.750% due 04/15/18 ^	EUR 12,424,909	14,104,968
Colombian TES (Colombia) 3.000% due 03/25/33 ^	COP 3,407,283,360	1,154,305
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.500% due 04/15/16 ^	EUR 3,768,006	4,159,560
France Government OAT (France) 0.250% due 07/25/18 ^	8,480,276	9,591,474
0.250% due 07/25/24 ^	6,487,065	7,753,932
0.700% due 07/25/30 ^ ~	394,072	524,452
Hellenic Republic Government (Greece) 4.500% due 07/03/17	JPY 350,000,000	1,953,883
Italy Buoni Poliennali Del Tesoro (Italy) 1.700% due 09/15/18 ^	EUR 4,568,766	5,320,163
2.100% due 09/15/17 ^ ~	685,092	790,619
2.250% due 04/22/17 ^ ~	9,121,248	10,247,497
2.350% due 09/15/19 ^ ~	217,512	263,945
2.350% due 09/15/24 ^ ~	2,705,257	3,556,624
2.550% due 10/22/16 ^ ~	3,370,896	3,774,287
2.550% due 09/15/41 ^ ~	1,280,904	2,042,795
3.100% due 09/15/26 ^ ~	312,567	451,625
5.500% due 11/01/22	300,000	427,879

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Mexican Bonos (Mexico) 4.750% due 06/14/18	MXN 25,710,000	$1,688,500
Mexican Udibonos (Mexico) 4.000% due 11/15/40 ^	11,685,329	841,998
4.000% due 11/08/46 ^	28,033,770	2,048,447
4.500% due 12/04/25 ^	85,298,079	6,399,590
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 14,443,800	10,753,165
3.000% due 09/20/30 ^ ~	5,000,000	4,442,762
Province of Ontario (Canada) 3.450% due 06/02/45	CAD 4,300,000	3,833,283
Spain Government (Spain) 3.800% due 04/30/24 ~	EUR 5,400,000	7,133,196
5.400% due 01/31/23 ~	6,400,000	9,160,100
Spain Government Inflation-Linked (Spain) 0.550% due 11/30/19 ^ ~	18,002,991	20,348,121
1.000% due 11/30/30 ^ ~	1,864,052	2,222,790
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 21,181,983	34,888,700
0.125% due 03/22/58 ^ ~	798,688	1,815,014

Total Foreign Government Bonds & Notes (Cost $211,875,546)		189,776,697

PURCHASED OPTIONS - 0.1%
(See Note (h) in Notes to Schedule of Investments) (Cost $1,681,987)		1,066,152

SHORT-TERM INVESTMENTS - 27.8%

U.S. Government Agency Issues - 11.1%

Federal Home Loan Bank 0.040% due 04/06/15	$58,200,000	58,199,767
0.040% due 04/22/15	64,100,000	64,098,846
0.062% due 05/27/15	7,600,000	7,599,620

		129,898,233

U.S. Treasury Bills - 0.7%

0.006% due 05/07/15	31,000	30,999
0.006% due 06/25/15 ‡	1,726,000	1,725,976
0.008% due 06/11/15 ‡	24,000	23,999
0.010% due 05/28/15 ‡	479,000	478,977
0.012% due 06/04/15 ‡	1,095,000	1,094,976
0.013% due 04/30/15 ‡	54,000	53,998
0.015% due 05/21/15 ‡	291,000	290,991
0.016% due 06/04/15 ‡	114,000	113,998
0.017% due 05/28/15 ‡	381,000	380,982
0.019% due 06/04/15 ‡	11,000	11,000
0.028% due 06/25/15 ‡	641,000	640,988
0.030% due 04/30/15 ‡	448,000	447,987
0.032% due 06/11/15 ‡	495,000	494,985
0.035% due 05/21/15 ‡	269,000	268,992
0.037% due 04/02/15	350,000	350,000
0.039% due 06/04/15 ‡	186,000	185,996
0.040% due 04/16/15 ‡	163,000	162,998
0.046% due 06/11/15 ‡	491,000	490,985
0.062% due 05/21/15 ‡	1,013,000	1,012,969
0.065% due 05/21/15 ‡	9,000	9,000

		8,270,796

Repurchase Agreements - 16.0%

Barclays Capital 0.150% due 04/02/15 (Dated 03/26/15, repurchase price of $26,000,650; collateralized by U.S. Treasury Inflation Index Notes: 0.125% due 07/15/24 and value $26,196,526)	26,000,000	26,000,000

	Principal Amount	Value
Commerzbank AG 0.250% due 04/01/15 (Dated 03/31/15, repurchase price of $87,000,604; collateralized by U.S. Treasury Notes: 2.000% due 10/31/21 and value $88,758,740)	$87,000,000	$87,000,000
Credit Suisse Group AG 0.300% due 04/01/15 (Dated 03/31/15, repurchase price of $300,003; collateralized by U.S. Treasury Notes: 0.875% due 02/28/17 and value $307,119)	300,000	300,000
Deutsche Bank AG 0.200% due 04/01/15 (Dated 03/31/15, repurchase price of $1,500,008; collateralized by U.S. Treasury Bonds: 3.375% due 05/15/44 and value $1,534,835)	1,500,000	1,500,000
Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $9,127,655; collateralized by Freddie Mac: 1.840% due 09/18/19 and value $9,311,325)	9,127,655	9,127,655
Morgan Stanley 0.250% due 04/01/15 (Dated 03/31/15, repurchase price of $9,700,067; collateralized by U.S. Treasury Bonds: 3.750% due 11/15/43 and value $9,929,340)	9,700,000	9,700,000
Royal Bank of Canada 0.320% due 04/01/15 (Dated 03/31/15, repurchase price of $29,500,262; collateralized by U.S. Treasury Notes: 2.625% due 08/15/20 and value $30,148,538)	29,500,000	29,500,000
Standard Chartered PLC 0.280% due 04/01/15 (Dated 03/31/15, repurchase price of $23,100,180; collateralized by U.S. Treasury Notes: 1.750% - 3.000% due 08/31/16 - 03/31/22 and value $23,614,157)	23,100,000	23,100,000

		186,227,655

Total Short-Term Investments (Cost $324,395,783)		324,396,684

TOTAL INVESTMENTS - 164.3% (Cost $1,958,886,402)		1,917,789,671

OTHER ASSETS & LIABILITIES, NET - (64.3%)		(750,598,075)

NET ASSETS - 100.0%		$1,167,191,596

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $7,945,441 or 0.7% of the portfolio’s net assets were in default as of March 31, 2015.

(c)	As of March 31, 2015, investments with a total aggregate value of $35,825,010 were fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	The average amount of borrowing by the portfolio on reverse repurchase agreements outstanding during the three-month period ended March 31, 2015 was $3,336,822 at a weighted average interest rate of 0.250%. The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2015 was $570,344,206 at a weighted average interest rate of 0.231%.
(e)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (06/15)	191	$283,285
U.S. Treasury 10-Year Notes (06/15)	194	164,968

		448,253

Short Futures Outstanding
Euro-Bund (06/15)	18	(40,469)
Eurodollar (06/15)	499	(33,032)
Eurodollar (09/15)	271	(32,290)
Eurodollar (12/15)	603	(55,097)
Eurodollar (03/16)	872	(463,840)
Eurodollar (06/16)	117	(111,652)
Eurodollar (09/16)	107	(122,015)
Eurodollar (12/16)	107	(130,053)

		(988,448)

Total Futures Contracts		($540,195)

(f)	A reverse repurchase agreement outstanding as of March 31, 2015 was as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BNS	U.S. Treasury Inflation Protected Securities 2.375% due 01/25/27	0.250%	03/13/15	05/18/15	($15,812,915)	$15,806,000	($15,806,000)

(g)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	8,287,245	USD	2,526,000	04/15	BNP	$70,621
BRL	15,035,000	USD	4,749,945	04/15	BRC	(39,068)
BRL	13,731,760	USD	4,297,891	04/15	CIT	4,646
BRL	9,727,800	USD	3,032,357	04/15	CSF	15,629
BRL	15,147,000	USD	4,721,633	04/15	DUB	24,336
BRL	15,826,818	USD	4,933,547	04/15	GSC	25,429
BRL	63,663,527	USD	21,976,965	04/15	JPM	(2,029,439)
BRL	193,195	USD	60,223	04/15	JPM	310
BRL	791,818	USD	248,421	04/15	MSC	(323)
BRL	16,780,750	USD	5,168,948	04/15	MSC	88,921
BRL	13,731,760	USD	4,280,474	04/15	TDB	22,063
BRL	15,147,000	USD	4,590,765	05/15	DUB	116,178
BRL	15,826,818	USD	4,912,720	05/15	GSC	5,477
BRL	63,856,722	USD	19,696,706	05/15	JPM	146,825
BRL	13,731,760	USD	4,244,125	05/15	TDB	23,031
BRL	37,155,907	USD	13,435,511	07/15	BOA	(2,106,800)
CAD	2,371,000	USD	1,872,565	04/15	JPM	(565)
CAD	4,315,000	USD	3,406,314	04/15	MSC	552
EUR	648,000	USD	704,596	05/15	BOA	(7,402)
EUR	15,167,000	USD	16,988,064	05/15	GSC	(669,623)
EUR	707,000	USD	750,312	05/15	GSC	10,362
GBP	25,566,000	USD	37,968,731	04/15	GSC	(44,127)
INR	1,553,527,239	USD	24,388,183	04/15	JPM	542,047
INR	383,866,668	USD	6,091,188	05/15	GSC	29,756
INR	688,569,733	USD	10,832,529	06/15	UBS	74,765
JPY	3,373,584,000	USD	28,223,519	04/15	BOA	(95,082)
MXN	3,096,000	USD	210,938	05/15	BOA	(8,369)
MXN	5,184,000	USD	343,757	05/15	BRC	(4,572)
MXN	4,141,000	USD	276,786	05/15	CIT	(5,843)
MXN	2,038,000	USD	131,551	05/15	CIT	1,794
MXN	2,497,000	USD	166,979	05/15	GSC	(3,602)
MXN	3,304,000	USD	219,674	05/15	WBC	(3,495)
MYR	27,643,197	USD	7,659,517	04/15	BOA	(212,407)
NZD	19,051,000	USD	14,541,057	04/15	UBS	(298,532)
PLN	8,415,961	USD	2,241,089	07/15	JPM	(28,844)
USD	2,583,306	BRL	8,287,245	04/15	BNP	(13,315)
USD	4,686,721	BRL	15,035,000	04/15	BRC	(24,156)
USD	4,280,474	BRL	13,731,760	04/15	CIT	(22,063)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,970,000	BRL	9,727,800	04/15	CSF	($77,986)
USD	4,627,864	BRL	15,147,000	04/15	DUB	(118,105)
USD	4,953,621	BRL	15,826,818	04/15	GSC	(5,355)
USD	19,862,122	BRL	63,856,722	04/15	JPM	(145,937)
USD	5,477,733	BRL	17,572,568	04/15	MSC	(28,234)
USD	4,279,140	BRL	13,731,760	04/15	TDB	(23,396)
USD	7,184,325	BRL	19,800,000	07/15	CIT	1,147,372
USD	19,199,135	BRL	52,653,627	07/15	GSC	3,145,221
USD	23,386,636	BRL	63,564,877	07/15	JPM	4,005,919
USD	20,830,000	BRL	66,754,630	04/16	JPM	1,981,013
USD	5,346,911	CAD	6,686,000	04/15	CIT	68,045
USD	3,404,815	CAD	4,315,000	05/15	MSC	(567)
USD	1,269,549	COP	2,921,866,073	06/15	BNP	153,400
USD	2,242,898	EUR	2,067,000	05/15	BNP	18,976
USD	7,822,661	EUR	7,182,000	05/15	BOA	95,422
USD	9,857,351	EUR	9,282,000	05/15	CIT	(129,315)
USD	1,106,966	EUR	1,047,000	05/15	GSC	(19,519)
USD	169,981,705	EUR	148,564,628	05/15	GSC	10,138,419
USD	3,397,131	EUR	3,186,000	05/15	JPM	(30,742)
USD	1,627,325	GBP	1,101,000	04/15	BOA	(5,898)
USD	3,724,490	GBP	2,454,000	04/15	BOA	84,226
USD	34,141,262	GBP	22,011,000	04/15	DUB	1,490,144
USD	5,615,587	GBP	3,725,000	04/15	MSC	90,108
USD	1,515,067	GBP	1,013,000	05/15	BNP	12,718
USD	37,961,105	GBP	25,566,000	05/15	GSC	44,955
USD	6,129,118	INR	383,866,668	04/15	GSC	(30,982)
USD	10,981,973	INR	688,569,733	04/15	UBS	(67,850)
USD	28,247,139	JPY	3,373,584,000	04/15	BOA	118,702
USD	28,235,247	JPY	3,373,584,000	05/15	BOA	92,958
USD	4,478,465	KRW	4,936,836,000	05/15	CSF	34,799
USD	3,338,447	MXN	49,000,061	04/15	CSF	129,556
USD	493,220	MXN	7,453,000	05/15	BOA	5,575
USD	1,497,450	MXN	22,290,000	05/15	BRC	39,030
USD	432,880	MXN	6,748,000	05/15	CIT	(8,637)
USD	3,086,598	MXN	46,310,290	05/15	CIT	56,545
USD	292,413	MXN	4,547,000	05/15	CSF	(5,094)
USD	570,360	MXN	8,525,000	05/15	CSF	12,575
USD	580,000	MXN	8,713,630	05/15	DUB	9,873
USD	1,952,777	MXN	29,352,000	05/15	HSB	32,294
USD	1,380,000	MXN	20,619,694	05/15	MSC	30,866
USD	7,502,958	MYR	27,434,567	04/15	BRC	112,053
USD	14,300,614	NZD	19,051,000	04/15	UBS	58,090
USD	14,493,467	NZD	19,051,000	05/15	UBS	297,947
USD	304,220	ZAR	3,561,295	04/15	BRC	11,944

Total Forward Foreign Currency Contracts						$18,406,243

(h)	Purchased options outstanding as of March 31, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	$52,900,000	$84,640	$62,438

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.795%	05/29/15	DUB	32,400,000	477,347	169,812
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.683%	12/11/17	MSC	8,000,000	1,120,000	833,902

							1,597,347	1,003,714

Total Purchased Options							$1,681,987	$1,066,152

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(i)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2014	-	289,320,000	64,900,000	$3,347,056
Call Options Written	222	148,100,000	10,900,000	1,429,578
Put Options Written	293	38,600,000	65,251,000	928,625
Call Options Exercised	(27)	-	(15,000,000)	(26,713)
Put Options Exercised	(195)	-	(31,900,000)	(277,153)
Call Options Expired	(195)	(7,500,000)	(15,500,000)	(215,147)
Put Options Expired	(98)	(57,000,000)	(34,530,000)	(358,109)
Call Options Closed	-	(77,600,000)	-	(621,340)
Put Options Closed	-	(8,500,000)	-	(12,228)

Outstanding, March 31, 2015	-	325,420,000	44,121,000	$4,194,569

(j)	Premiums received and value of written options outstanding as of March 31, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 23 5Y	1.000%	04/15/15	BOA	$7,500,000	$11,812	($229)
Put - CDX IG 23 5Y	1.000%	04/15/15	BRC	1,000,000	1,300	(31)

					$13,112	($260)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 2.68	07/01/15	DUB	$4,320,000	$102,946	($788,931)
Call - BRL versus USD	4.00	03/17/16	CSF	9,900,000	418,380	(380,784)

					521,326	(1,169,715)

Put - EUR versus USD	$1.09	04/01/15	BRC	EUR 2,700,000	14,983	(41,028)
Put - EUR versus USD	1.10	04/01/15	BNP	3,154,000	15,324	(75,603)
Put - EUR versus USD	1.08	04/07/15	BNP	7,870,000	43,658	(97,705)
Put - EUR versus USD	1.06	04/08/15	CIT	650,000	3,317	(3,055)
Put - EUR versus USD	1.03	04/16/15	BNP	3,393,000	22,210	(5,914)
Put - EUR versus USD	1.03	04/16/15	DUB	4,554,000	28,653	(7,727)

					128,145	(231,032)

					$649,471	($1,400,747)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($18,828)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(11,713)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(177,568)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(54,167)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(5,381)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(38,865)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(3,778)

						$1,207,630	($310,300)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.295%	05/29/15	DUB	$32,400,000	$510,792	($649,850)
Call - 30-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	0.750%	09/11/15	GSC	EUR 10,900,000	292,973	(538,501)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	$52,900,000	31,740	(19,689)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	52,900,000	52,900	(37,141)

							888,405	(1,245,181)

Put - 30-Year Interest Rate Swap	Pay	3-Month EUR-LIBOR	1.300%	09/11/15	GSC	EUR 10,900,000	315,951	(149,919)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	12/11/17	MSC	$33,600,000	1,120,000	(838,448)

							1,435,951	(988,367)

							$2,324,356	($2,233,548)

Total Written Options							$4,194,569	($3,944,855)

(k)	Swap agreements outstanding as of March 31, 2015 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.029%	$3,000,000	($8,816)	$-	($8,816)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.029%	3,000,000	(12,357)	-	(12,357)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.069%	250,000	(2,956)	-	(2,956)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.120%	4,000,000	(105,737)	208,974	(314,711)
Con-way Inc	3.800%	03/20/18	UBS	0.646%	4,000,000	(376,043)	-	(376,043)

						($505,909)	$208,974	($714,883)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Greek Government	1.000%	06/20/15	MSC	43.611%	EUR 700,000	($66,377)	($32,511)	($33,866)
Greek Government	1.000%	12/20/15	GSC	66.327%	$4,700,000	(1,587,156)	(347,204)	(1,239,952)
Gazprom OAO	1.000%	03/20/16	BOA	4.937%	200,000	(7,431)	(15,310)	7,879
Gazprom OAO	1.000%	03/20/16	GSC	4.937%	2,400,000	(89,173)	(182,495)	93,322
Sberbank of Russia	1.000%	03/20/16	GSC	5.236%	300,000	(11,972)	(16,693)	4,721
Gazprom OAO	1.000%	03/20/16	JPM	4.937%	700,000	(26,009)	(51,700)	25,691
Indonesia Government	1.000%	12/20/19	BOA	1.369%	700,000	(11,373)	(16,769)	5,396
Indonesia Government	1.000%	12/20/19	BRC	1.369%	3,800,000	(61,741)	(94,622)	32,881
Indonesia Government	1.000%	12/20/19	HSB	1.369%	1,100,000	(17,872)	(26,085)	8,213

						($1,879,104)	($783,389)	($1,095,715)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange		Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe 23 5Y	1.000%	06/20/20	ICE	EUR	56,300,000	($1,375,400)	($1,372,144)	($3,256)

						($3,760,413)	($1,946,559)	($1,813,854)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price	GSC	3.125%	12/10/24	GBP 1,800,000	$90,774	$2,373	$88,401
GBP Retail Price	CSF	3.100%	12/11/24	500,000	23,059	7,995	15,064
GBP Retail Price	UBS	2.945%	01/12/25	1,500,000	19,445	-	19,445
GBP Retail Price	GSC	3.140%	01/14/30	3,530,000	35,722	-	35,722
GBP Retail Price	BOA	3.528%	09/23/44	1,700,000	259,912	3,696	256,216
GBP Retail Price	CSF	3.528%	09/23/44	1,200,000	183,467	(8,810)	192,277
GBP Retail Price	BOA	3.500%	10/15/44	2,900,000	387,234	2,343	384,891
GBP Retail Price	CIT	3.500%	10/15/44	900,000	120,176	(30,285)	150,461
GBP Retail Price	CSF	3.500%	10/15/44	800,000	106,823	(25,721)	132,544
GBP Retail Price	MSC	3.500%	10/15/44	600,000	80,117	4,921	75,196
GBP Retail Price	CSF	3.550%	11/15/44	200,000	32,685	(316)	33,001
GBP Retail Price	MSC	3.550%	11/15/44	300,000	49,028	1,374	47,654
GBP Retail Price	BNP	3.550%	12/11/44	1,000,000	161,040	7,002	154,038
GBP Retail Price	JPM	3.530%	12/15/44	900,000	131,549	6,127	125,422
GBP Retail Price	BOA	3.328%	01/12/45	900,000	(5,985)	(320)	(5,665)
GBP Retail Price	CSF	3.328%	01/12/45	300,000	(1,995)	3,246	(5,241)

					1,673,051	(26,375)	1,699,426

	Exchange
28-Day MXN TIIE	CME	5.630%	10/11/21	MXN 218,000,000	7,646	274,088	(266,442)
28-Day MXN TIIE	CME	5.660%	11/09/21	88,900,000	8,135	-	8,135
28-Day MXN TIIE	CME	5.560%	11/11/21	4,500,000	(1,394)	6,958	(8,352)
28-Day MXN TIIE	CME	5.750%	12/06/21	37,500,000	14,908	(18,297)	33,205
28-Day MXN TIIE	CME	6.710%	09/20/29	73,800,000	201,342	157,865	43,477

					230,637	420,614	(189,977)

					$1,903,688	$394,239	$1,509,449

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	DUB	1.800%	01/17/16	$600,000	($13,308)	($360)	($12,948)
U.S. CPI Urban Consumers NSA	RBS	1.935%	10/23/16	11,100,000	(349,741)	(17,110)	(332,631)
U.S. CPI Urban Consumers NSA	DUB	1.860%	11/05/16	9,000,000	(263,840)	-	(263,840)
U.S. CPI Urban Consumers NSA	BNP	1.825%	11/29/16	5,500,000	(156,620)	(1,529)	(155,091)
U.S. CPI Urban Consumers NSA	DUB	1.825%	11/29/16	8,000,000	(227,811)	(3,232)	(224,579)
U.S. CPI Urban Consumers NSA	DUB	1.845%	11/29/16	5,200,000	(151,286)	-	(151,286)
U.S. CPI Urban Consumers NSA	GSC	2.415%	02/12/17	6,200,000	(345,901)	-	(345,901)
U.S. CPI Urban Consumers NSA	BRC	1.908%	04/15/17	6,300,000	(222,889)	-	(222,889)
U.S. CPI Urban Consumers NSA	BNP	2.250%	07/15/17	28,100,000	(1,605,224)	47,258	(1,652,482)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	10,600,000	(605,529)	2,544	(608,073)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,588,087)	20,533	(1,608,620)
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	3,600,000	(163,889)	(2,243)	(161,646)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(42,363)	-	(42,363)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(298,946)	-	(298,946)
1-Month EUR-CPTFEMU	GSC	1.050%	09/15/19	EUR 10,600,000	(165,005)	(13,681)	(151,324)
1-Month EUR-CPTFEMU	BNP	1.000%	10/15/19	5,400,000	(60,312)	1,244	(61,556)
1-Month EUR-CPTFEMU	GSC	1.000%	10/15/19	500,000	(5,584)	(620)	(4,964)

					(6,266,335)	32,804	(6,299,139)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	4.035%	02/03/17	MXN 548,200,000	$100,462	$128,535	($28,073)
6-Month GBP-LIBOR	CME	1.250%	06/17/17	GBP 56,200,000	(526,244)	(123,912)	(402,332)
6-Month GBP-LIBOR	CME	1.500%	09/16/17	60,800,000	(864,057)	(600,203)	(263,854)
3-Month CAD-LIBOR	CME	1.250%	09/18/17	CAD 7,800,000	(40,653)	(39,419)	(1,234)
6-Month JPY-LIBOR	CME	1.000%	09/18/23	JPY 150,000,000	(55,233)	(57,701)	2,468
6-Month EUR-LIBOR	CME	2.000%	01/29/24	EUR 350,000	(51,092)	(2,543)	(48,549)
6-Month EUR-LIBOR	CME	1.000%	12/17/24	11,700,000	(589,341)	(22,710)	(566,631)
3-Month USD-LIBOR	CME	3.000%	12/17/24	$62,300,000	(6,070,494)	(5,618,091)	(452,403)
3-Month USD-LIBOR	CME	2.750%	06/17/25	36,000,000	(2,208,749)	(1,829,772)	(378,977)
6-Month EUR-LIBOR	CME	0.750%	09/16/25	EUR 33,100,000	(542,591)	(160,884)	(381,707)
6-Month GBP-LIBOR	CME	2.000%	09/16/25	GBP 3,200,000	(125,535)	(144,348)	18,813
3-Month USD-LIBOR	CME	2.750%	06/19/43	$6,100,000	(517,451)	419,051	(936,502)
6-Month GBP-LIBOR	CME	2.000%	09/16/45	GBP 12,680,000	(137,929)	(42,200)	(95,729)

					(11,628,907)	(8,094,197)	(3,534,710)

					($17,895,242)	($8,061,393)	($9,833,849)

					($15,991,554)	($7,667,154)	($8,324,400)

Volatility Swaps – Pay Volatility

Referenced Entity	Volatility Exercise Rate	Expiration Date	Counter- party	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR versus USD 1-Month Implied Volatility	12.025%	04/16/15	BOA	EUR 4,900	($6,766)	$-	($6,766)
EUR versus CAD 1-Month Implied Volatility	10.600%	04/21/15	BOA	1,650	(118)	-	(118)
EUR versus CAD 1-Month Implied Volatility	10.800%	04/21/15	MSC	2,410	347	-	347
EUR versus USD 1-Month Implied Volatility	12.450%	04/21/15	BOA	9,840	(9,491)	-	(9,491)

					($16,028)	$-	($16,028)

Total Swap Agreements					($19,767,995)	($9,613,713)	($10,154,282)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$104,561,862	$-	$104,561,862	$-
	Mortgage-Backed Securities	66,550,179	-	63,413,054	3,137,125
	Asset-Backed Securities	23,173,200	-	23,173,200	-
	U.S. Treasury Obligations	1,208,264,897	-	1,208,264,897	-
	Foreign Government Bonds & Notes	189,776,697	-	189,776,697	-
	Short-Term Investments	324,396,684	-	324,396,684	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	24,721,487	-	24,721,487	-
	Swaps	347	-	347	-

	Total Foreign Currency Contracts	24,721,834	-	24,721,834	-

	Interest Rate Contracts
	Futures	448,253	448,253	-	-
	Purchased Options	1,066,152	-	1,066,152	-
	Swaps	2,013,524	-	2,013,524	-

	Total Interest Rate Contracts	3,527,929	448,253	3,079,676	-

	Total Assets - Derivatives	28,249,763	448,253	27,801,510	-

	Total Assets	1,944,973,282	448,253	1,941,387,904	3,137,125

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(260)	-	(260)	-
	Swaps	(3,760,413)	-	(3,760,413)	-

	Total Credit Contracts	(3,760,673)	-	(3,760,673)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,315,244)	-	(6,315,244)	-
	Written Options	(1,400,747)	-	(1,400,747)	-
	Swaps	(16,375)	-	(16,375)	-

	Total Foreign Currency Contracts	(7,732,366)	-	(7,732,366)	-

	Interest Rate Contracts
	Futures	(988,448)	(988,448)	-	-
	Written Options	(2,543,848)	-	(2,543,848)	-
	Swaps	(18,005,078)	-	(18,005,078)	-

	Total Interest Rate Contracts	(21,537,374)	(988,448)	(20,548,926)	-

	Total Liabilities - Derivatives	(33,030,413)	(988,448)	(32,041,965)	-

	Total Liabilities	(33,030,413)	(988,448)	(32,041,965)	-

	Total	$1,911,942,869	($540,195)	$1,909,345,939	$3,137,125

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($15,806,000)	$-	($15,806,000)	$-
	Sale-buyback Financing Transactions	(943,664,869)	-	(943,664,869)	-

	Total	($959,470,869)	$-	($959,470,869)	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 28.4%

U.S. Treasury Inflation Protected Securities - 28.4%

0.125% due 04/15/17 ^	$397,462	$404,790
0.125% due 04/15/18 ^	151,676	154,816
0.125% due 04/15/19 ^	25,276	25,783
0.125% due 01/15/22 ^	37,394,740	37,762,854
0.125% due 07/15/22 ^	20,918,335	21,170,004
0.125% due 01/15/23 ^	10,673,331	10,733,368
0.250% due 01/15/25 ^	37,747,395	38,095,388
0.375% due 07/15/23 ^	11,088,576	11,387,446
0.625% due 07/15/21 ^	642,996	674,844
0.625% due 01/15/24 ^	23,493,107	24,515,432
0.750% due 02/15/42 ^	3,103,320	3,149,870
0.750% due 02/15/45 ^	5,439,558	5,553,021
1.250% due 07/15/20 ^	1,071,790	1,163,227
1.375% due 01/15/20 ^	13,457,330	14,563,360
1.375% due 02/15/44 ^	3,249,493	3,832,878
1.625% due 01/15/18 ^	814,490	868,005
1.750% due 01/15/28 ^	5,578,700	6,542,766
1.875% due 07/15/19 ^	952,406	1,051,293
2.125% due 02/15/40 ^	540,720	723,973
2.125% due 02/15/41 ^	1,771,818	2,395,552
2.375% due 01/15/27 ^	2,816,540	3,481,069
2.500% due 01/15/29 ^	2,721,750	3,485,329
3.625% due 04/15/28 ^	5,578,395	7,886,891
3.875% due 04/15/29 ^	6,554,729	9,647,230

		209,269,189

Total U.S. Treasury Obligations (Cost $207,958,781)		209,269,189

FOREIGN GOVERNMENT BONDS & NOTES - 1.2%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,076,900	8,723,603

Total Foreign Government Bonds & Notes (Cost $10,459,492)		8,723,603

SHORT-TERM INVESTMENTS - 57.9%

Certificates of Deposit - 12.4%

Bank of Montreal (Canada) 0.200% due 04/13/15	$5,000,000	5,000,153
0.220% due 04/09/15	5,000,000	5,000,131
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.220% due 05/05/15	5,000,000	5,000,243
0.230% due 06/02/15	5,000,000	5,000,262
Canadian Imperial Bank of Commerce (Canada) 0.120% due 06/11/15	5,000,000	5,000,000
Citibank NY 0.180% due 06/10/15	5,000,000	4,999,905
Mizuho Bank Ltd (Japan) 0.250% due 05/20/15	5,000,000	4,999,999
Norinchukin Bank (Japan) 0.230% due 05/12/15	9,000,000	9,000,684
Oversea-Chinese Banking Corp Ltd (Singapore) 0.180% due 05/08/15	5,000,000	5,000,052
0.180% due 06/18/15	5,000,000	4,999,342
Sumitomo Mitsui Banking Corp (Japan) 0.260% due 05/07/15	10,000,000	10,000,924
The Bank of Nova Scotia (Canada) 0.210% due 05/01/15	8,000,000	8,000,312
The Toronto-Dominion Bank (Canada) 0.115% due 04/06/15	10,000,000	9,999,983
Wells Fargo Bank NA 0.230% due 04/06/15	9,650,000	9,650,096

		91,652,086

	Principal Amount	Value
Commercial Paper - 31.7%

Abbott Laboratories
0.101% due 04/17/15	$3,070,000	$3,069,942
0.120% due 05/27/15	4,000,000	3,999,531
0.122% due 06/09/15	2,500,000	2,499,597
American Honda Finance Corp 0.142% due 05/07/15	5,000,000	4,999,409
Apple Inc
0.070% due 04/28/15	5,000,000	4,999,580
0.091% due 05/13/15	5,000,000	4,999,242
Australia & New Zealand Banking Group Ltd (Australia)
0.142% due 04/13/15	5,000,000	4,999,809
0.170% due 04/30/15	2,450,000	2,449,767
BMW U.S. Capital LLC 0.132% due 05/12/15	5,000,000	4,999,090
Chevron Corp 0.101% due 04/07/15	8,650,000	8,649,849
Commonwealth Bank of Australia (Australia) 0.172% due 05/08/15	10,000,000	9,998,892
CPPIB Capital Inc (Canada)
0.132% due 06/08/15	5,000,000	4,998,927
0.142% due 05/19/15	5,000,000	4,999,367
DBS Bank Ltd (Singapore)
0.180% due 04/27/15	5,000,000	4,999,599
0.183% due 05/01/15	5,000,000	4,999,522
Exxon Mobil Corp 0.101% due 04/08/15	10,000,000	9,999,800
Google Inc 0.091% due 05/27/15	5,000,000	4,999,414
Johnson & Johnson
0.050% due 04/07/15	5,000,000	4,999,961
0.071% due 05/04/15	5,000,000	4,999,797
JPMorgan Securities LLC
0.180% due 04/06/15	5,400,000	5,399,892
0.203% due 04/23/15	1,500,000	1,499,874
Kimberly-Clark Corp 0.101% due 05/04/15	5,000,000	4,999,315
Microsoft Corp 0.101% due 04/22/15	5,100,000	5,099,875
Nestle Finance France SA (France) 0.117% due 05/26/15	9,000,000	8,999,342
PACCAR Financial Corp 0.112% due 04/01/15	1,000,000	999,997
PepsiCo Inc
0.090% due 04/13/15	5,000,000	4,999,874
0.090% due 05/11/15	5,000,000	4,999,562
Pfizer Inc 0.091% due 04/09/15	4,000,000	3,999,960
Province of Ontario (Canada)
0.112% due 06/30/15	5,000,000	4,997,839
0.132% due 04/09/15	4,850,000	4,849,891
Province of Quebec (Canada)
0.110% due 04/06/15	4,750,000	4,749,929
0.132% due 06/17/15	5,000,000	4,998,245
Reckitt Benckiser Treasury Services PLC (United Kingdom)
0.120% due 04/08/15	3,500,000	3,499,907
0.150% due 04/23/15	1,500,000	1,499,874
0.180% due 04/21/15	4,850,000	4,849,632
Royal Bank of Canada (Canada) 0.152% due 04/17/15	1,600,000	1,599,970
Siemens Capital Co LLC (Germany) 0.101% due 04/20/15	5,000,000	4,999,728
The Bank of Nova Scotia (Canada) 0.130% due 05/15/15	2,000,000	1,999,850
The Coca-Cola Co 0.122% due 04/27/15	5,000,000	4,999,850

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
The Proctor & Gamble Co 0.110% due 05/13/15	$10,000,000	$9,999,415
The Walt Disney Co
0.091% due 05/15/15	5,000,000	4,999,500
0.120% due 06/26/15	5,000,000	4,998,562
Total Capital Canada Ltd (Canada)
0.101% due 06/04/15	5,000,000	4,998,619
0.122% due 06/12/15	5,000,000	4,998,388
Toyota Motor Credit Corp (Japan)
0.152% due 05/26/15	5,000,000	4,999,354
0.170% due 04/20/15	4,750,000	4,749,828
Unilever Capital Corp 0.112% due 06/08/15	5,000,000	4,998,601
United Parcel Service Inc 0.071% due 04/16/15	4,000,000	3,999,876

		233,445,644

U.S. Government Agency Issues - 10.4%

Fannie Mae
0.046% due 04/30/15	15,000,000	14,999,640
0.066% due 04/29/15	12,500,000	12,499,712
0.081% due 04/13/15	1,600,000	1,599,984
Federal Home Loan Bank
0.061% due 04/29/15	10,000,000	9,999,770
0.076% due 05/06/15	5,300,000	5,299,836
0.081% due 06/10/15	5,700,000	5,699,436
0.093% due 05/21/15	5,000,000	4,999,780
Freddie Mac
0.041% due 04/27/15	5,000,000	4,999,890
0.041% due 05/12/15	4,400,000	4,399,841
0.049% due 06/01/15	10,000,000	9,999,140
0.056% due 05/26/15	2,000,000	1,999,902

		76,496,931

	Principal Amount	Value
Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $25,405,577; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $25,917,463)	$25,405,577	$25,405,577

Total Short-Term Investments (Cost $426,994,476)		427,000,238

TOTAL INVESTMENTS - 87.5% (Cost $645,412,749)		644,993,030

OTHER ASSETS & LIABILITIES, NET - 12.5%		92,366,614

NET ASSETS - 100.0%		$737,359,644

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/17)	3,079	$3,679,093
U.S. Treasury 10-Year Notes (06/15)	310	352,665

		4,031,758

Short Futures Outstanding
Eurodollar (03/16)	1,573	(867,250)
Eurodollar (12/18)	3,079	(3,799,182)
U.S. Treasury 30-Year Bonds (06/15)	4	(10,138)

		(4,676,570)

Total Futures Contracts		($644,812)

(c)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	6,355,441	CAD	7,919,070	05/15	JPM	$106,375

(d)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	-	$-
Call Options Written	6,383	1,440,240
Put Options Written	4,669	2,290,717
Call Options Exercised	(212)	(32,436)
Put Options Exercised	(1,178)	(576,266)
Call Options Expired	(1,501)	(134,184)
Call Options Closed	(4,670)	(1,273,620)
Put Options Closed	(3,491)	(1,714,451)

Outstanding, March 31, 2015	-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(e)	Swap agreements outstanding as of March 31, 2015 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays U.S. Inflation-Linked Bond Index	1-Month USD-LIBOR + 20bps	BRC	08/26/15	$390,173,970	($2,648,669)	$-	($2,648,669)
U.S CPI Urban Consumers NSA Index	1.910%	MSC	01/27/20	50,000,000	(13,397)	-	(13,397)

					($2,662,066)	$-	($2,662,066)

Total Swap Agreements					($2,662,066)	$-	($2,662,066)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$209,269,189	$-	$209,269,189	$-
	Foreign Government Bonds & Notes	8,723,603	-	8,723,603	-
	Short-Term Investments	427,000,238	-	427,000,238	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	106,375	-	106,375	-
	Interest Rate Contracts
	Futures	4,031,758	4,031,758	-	-

	Total Assets - Derivatives	4,138,133	4,031,758	106,375	-

	Total Assets	649,131,163	4,031,758	645,099,405	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(4,676,570)	(4,676,570)	-	-
	Swaps	(2,662,066)	-	(2,662,066)	-

	Total Interest Rate Contracts	(7,338,636)	(4,676,570)	(2,662,066)	-

	Total Liabilities	(7,338,636)	(4,676,570)	(2,662,066)	-

	Total	$641,792,527	($644,812)	$642,437,339	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Ally Financial Inc ~	1,500	$1,539,609

Total Preferred Stocks (Cost $1,421,250)		1,539,609

CONVERTIBLE PREFERRED STOCKS - 0.7%

Financials - 0.7%

Wells Fargo & Co 7.500%	18,000	22,014,000

Total Convertible Preferred Stocks (Cost $12,819,418)		22,014,000

	Principal Amount

CORPORATE BONDS & NOTES -24.4%

Consumer Discretionary - 0.4%

Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 Y +	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,104,120
MGM Resorts International 6.625% due 07/15/15	1,083,000	1,095,184

		12,199,304

Consumer Staples - 0.2%

Reynolds American Inc 6.750% due 06/15/17	7,100,000	7,881,674

Energy - 1.9%

California Resources Corp
5.000% due 01/15/20 ~	5,305,000	4,814,287
6.000% due 11/15/24 ~	4,950,000	4,362,188
CNPC General Capital Ltd (United Kingdom) 1.157% due 05/14/17 § ~	13,700,000	13,726,263
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	3,740,000	3,244,450
Petrobras Global Finance BV (Netherlands)
1.881% due 05/20/16 §	1,600,000	1,516,160
2.000% due 05/20/16	100,000	95,900
2.393% due 01/15/19 §	300,000	260,625
2.631% due 03/17/17 §	2,100,000	1,937,040
3.151% due 03/17/20 §	500,000	432,500
3.250% due 03/17/17	1,500,000	1,387,500
3.500% due 02/06/17	2,000,000	1,876,700
3.875% due 01/27/16	1,300,000	1,278,394
4.375% due 05/20/23	1,000,000	857,600
4.875% due 03/17/20	200,000	180,100
5.375% due 01/27/21	4,500,000	4,104,000
5.750% due 01/20/20	200,000	186,432
5.875% due 03/01/18	11,600,000	11,136,000
7.875% due 03/15/19	2,100,000	2,149,350
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,110,874
Transocean Inc (Cayman) 4.950% due 11/15/15	5,196,000	5,306,415

		61,962,778

	Principal Amount	Value
Financials - 18.7%

Ally Financial Inc
2.750% due 01/30/17	$2,900,000	$2,896,549
4.625% due 06/26/15	1,800,000	1,811,250
5.500% due 02/15/17	9,200,000	9,591,000
American International Group Inc 5.050% due 10/01/15	4,200,000	4,289,775
Banca Monte dei Paschi di Siena SPA (Italy) 2.875% due 07/16/24 ~	EUR 8,000,000	9,808,760
Banco Santander Brasil SA (Brazil)
4.250% due 01/14/16 ~	$5,600,000	5,684,000
4.500% due 04/06/15 ~	1,000,000	1,000,000
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	9,089,125
Banco Santander SA (Spain) 6.250% § ± ~	EUR 1,100,000	1,190,907
Bank of America Corp
0.588% due 08/15/16 §	$2,800,000	2,779,465
1.085% due 03/22/16 §	7,900,000	7,929,965
2.650% due 04/01/19	4,000,000	4,079,580
4.500% due 04/01/15	10,700,000	10,700,000
6.500% due 08/01/16	10,700,000	11,422,068
6.875% due 04/25/18	10,100,000	11,559,319
Bank of America NA
0.571% due 06/15/17 §	9,600,000	9,524,054
0.676% due 05/08/17 §	4,400,000	4,394,777
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,894,810
Bank of India (India)
4.750% due 09/30/15 ~	2,700,000	2,743,969
6.250% due 02/16/21 ~	4,100,000	4,710,916
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,443,000
10.179% due 06/12/21 ~	19,400,000	26,603,686
Barclays PLC (United Kingdom) 6.500% § ±	EUR 5,900,000	6,562,844
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,200,000	1,334,256
BNP Paribas SA (France) 0.566% due 11/07/15 §	21,000,000	21,014,637
BPCE SA (France) 0.826% due 11/18/16 §	28,600,000	28,664,750
CIT Group Inc 5.250% due 03/15/18	1,500,000	1,556,250
CitiFinancial Credit Co 6.625% due 06/01/15	4,000,000	4,035,568
Citigroup Inc
0.534% due 06/09/16 §	10,900,000	10,837,194
1.064% due 04/01/16 §	500,000	501,455
1.216% due 07/25/16 §	500,000	502,812
4.700% due 05/29/15	7,400,000	7,448,337
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
0.586% due 04/28/17 §	10,900,000	10,905,286
11.000% § ± ~	22,000,000	28,380,000
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	1,800,000	1,957,297
Ford Motor Credit Co LLC
0.706% due 11/08/16 §	15,700,000	15,641,172
0.784% due 09/08/17 §	2,300,000	2,288,141
1.500% due 01/17/17	6,345,000	6,360,317
2.750% due 05/15/15	5,800,000	5,812,969
3.984% due 06/15/16	700,000	721,864
8.000% due 12/15/16	500,000	554,278
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	13,177,138
General Motors Financial Co Inc 3.150% due 01/15/20	5,200,000	5,267,574

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	$14,030,393
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	$26,700,000	27,916,746
JPMorgan Chase & Co
1.063% due 05/30/17 §	GBP 2,500,000	3,678,832
3.150% due 07/05/16	$4,100,000	4,206,780
LBG Capital PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 10,800,000	22,634,458
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	$5,300,000	7,632,000
Macquarie Bank Ltd (Australia) 3.450% due 07/27/15 ~	2,700,000	2,723,566
Mizuho Bank Ltd (Japan) 0.717% due 09/25/17 § ~	700,000	698,992
Morgan Stanley
1.536% due 04/25/18 §	2,300,000	2,338,339
6.000% due 04/28/15	19,800,000	19,865,558
National Australia Bank Ltd (Australia) 0.553% due 06/30/17 § ~	25,900,000	25,902,875
Navient Corp
6.000% due 01/25/17	430,000	453,381
6.250% due 01/25/16	5,903,000	6,087,469
Novo Banco SA (Portugal)
2.625% due 05/08/17 ~	EUR 1,000,000	1,045,681
4.750% due 01/15/18 ~	5,600,000	6,143,817
OneMain Financial Holdings Inc
6.750% due 12/15/19 ~	$1,400,000	1,449,000
7.250% due 12/15/21 ~	1,300,000	1,352,000
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,535,787
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	8,500,000	10,072,500
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,337,500
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,184,726
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,783,811
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	19,196,714
7.250% due 02/01/18	10,900,000	12,555,154
The Blackstone Group LP 9.296% due 03/19/19 ~	2,035,570	2,104,667
The Goldman Sachs Group Inc 3.300% due 05/03/15	15,800,000	15,827,065
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,240,542
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,484,552
Wells Fargo & Co 7.980% § ±	26,700,000	29,370,000

		621,524,019

Industrials - 0.7%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17	EUR 3,400,000	2,485,979
International Lease Finance Corp
4.875% due 04/01/15	$2,700,000	2,700,000
5.750% due 05/15/16	1,500,000	1,561,125
6.750% due 09/01/16 ~	1,770,000	1,885,050
8.625% due 09/15/15	5,800,000	5,974,000
Masco Corp 6.125% due 10/03/16	8,200,000	8,778,920

	Principal Amount	Value
UAL Equipment Trust AB 10.850% due 02/19/49 Y	$365,653	$134,628
UAL Pass-Through Trust ‘A’ 9.560% due 10/19/18 Y +	593,283	1,483

		23,521,185

Information Technology - 0.1%

Apple Inc 2.850% due 05/06/21	2,000,000	2,085,600

Materials - 0.3%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	3,780,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	2,900,000	2,610,000
Glencore Canada Corp (Canada) 5.375% due 06/01/15	60,000	60,391
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,516,315
Rohm & Haas Co 6.000% due 09/15/17	368,000	407,300

		9,374,006

Telecommunication Services - 1.2%

Ooredoo International Finance Ltd (Bermuda) 3.375% due 10/14/16 ~	300,000	309,003
Qwest Corp 6.875% due 09/15/33	1,386,000	1,397,889
Verizon Communications Inc
0.664% due 06/09/17 §	17,900,000	17,881,205
1.801% due 09/15/16 §	3,280,000	3,334,048
2.500% due 09/15/16	686,000	700,770
3.000% due 11/01/21	2,800,000	2,860,950
3.500% due 11/01/24	12,600,000	12,920,544

		39,404,409

Utilities - 0.9%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	6,501,180
Dynegy Inc
6.750% due 11/01/19 ~	9,700,000	10,051,625
7.375% due 11/01/22 ~	3,300,000	3,481,500
7.625% due 11/01/24 ~	1,600,000	1,682,000
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,041,500
TECO Finance Inc 6.750% due 05/01/15	5,600,000	5,624,270

		30,382,075

Total Corporate Bonds & Notes (Cost $801,678,318)		808,335,050

SENIOR LOAN NOTES - 0.7%

Consumer Discretionary - 0.4%

Chrysler Group LLC Term B 3.500% due 05/24/17 §	6,702,262	6,706,437
MGM Resorts International Term A 2.928% due 12/20/17 §	5,855,076	5,847,757

		12,554,194

Consumer Staples - 0.0%

H.J. Heinz Co Term B2 3.250% due 06/05/20 §	903,840	905,589

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 0.3%

HCA Inc Term B5 2.928% due 03/31/17 §	$9,825,189	$9,840,546

Total Senior Loan Notes (Cost $23,303,738)		23,300,329

MORTGAGE-BACKED SECURITIES - 39.2%

Collateralized Mortgage Obligations - Commercial - 6.3%

Banc of America Commercial Mortgage Trust
5.451% due 01/15/49 "	270,291	287,557
5.617% due 07/10/46 " §	14,700,109	15,473,519
Bcrr Trust 5.858% due 07/17/40 " § ~	14,609,667	15,164,170
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/44 "	777,010	827,231
5.700% due 06/11/50 "	5,700,000	6,174,246
5.896% due 06/11/40 " §	21,013,173	22,758,916
Capmark Mortgage Securities Inc (IO) 1.052% due 05/15/35 " §	421,287	10,470
Citigroup-Deutsche Bank Commercial Mortgage Trust 5.299% due 01/15/46 " §	20,291,552	20,754,311
Commercial Mortgage Trust 5.444% due 03/10/39 "	6,200,000	6,547,637
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/39 "	2,439,905	2,574,728
5.467% due 09/15/39 "	29,067,990	30,400,001
JP Morgan Chase Commercial Mortgage Securities Trust 5.885% due 02/12/49 " §	5,660,000	6,099,898
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,199,416	1,319,355
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,009,125
Morgan Stanley Capital I Trust
5.319% due 12/15/43 "	21,586,771	22,812,759
5.731% due 07/12/44 " §	5,181,352	5,372,715
Morgan Stanley Re-REMIC Trust 5.796% due 08/12/45 " § ~	600,803	643,809
Silenus European Loan Conduit Ltd (Ireland) 0.198% due 05/15/19 " § ~	EUR 127,781	137,259
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	$16,200,000	17,220,940
5.557% due 03/15/45 " §	28,106,604	28,998,638

		209,587,284

Collateralized Mortgage Obligations - Residential - 4.6%

Alternative Loan Trust
0.364% due 10/25/46 " §	2,052,402	1,998,423
0.454% due 02/25/37 " §	272,906	214,315
Alternative Loan Trust (IO) 4.826% due 05/25/35 " §	5,538,483	589,873
Arran Residential Mortgages Funding PLC (United Kingdom) 1.448% due 05/16/47 " § ~	EUR 3,856,599	4,173,768
Banc of America Funding Ltd 0.432% due 10/03/39 " § ~	$9,839,358	9,726,769
Banc of America Funding Trust
0.383% due 08/25/47 " § Y ~	13,779,956	10,464,075
2.699% due 02/20/36 " §	2,817,570	2,802,679
BCAP LLC Trust
5.250% due 02/26/36 " ~	3,717,536	3,404,118
5.250% due 08/26/37 " ~	7,504,719	7,838,033
5.419% due 03/26/37 " § ~	791,690	780,350

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/35 " §	$29,352	$29,688
2.449% due 08/25/33 " §	3,485,120	3,483,767
Bear Stearns ALT-A Trust
1.014% due 11/25/34 " §	657,063	645,750
2.315% due 01/25/36 " § Y	4,208,866	3,378,882
Bear Stearns Structured Products Inc Trust
2.514% due 01/26/36 " §	2,047,424	1,672,540
3.068% due 12/26/46 " §	1,426,432	1,171,529
Citigroup Mortgage Loan Trust Inc 2.573% due 08/25/35 " § Y	962,907	701,415
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 03/25/35 " §	1,750,270	1,681,019
2.512% due 05/20/34 " §	1,980,857	1,902,597
2.590% due 08/25/34 " §	301,377	265,577
Credit Suisse First Boston Mortgage Securities Corp 0.804% due 03/25/32 " § ~	267,968	248,855
Downey Savings & Loan Association Mortgage Loan Trust 2.453% due 07/19/44 " §	1,238,194	1,236,749
Fannie Mae
0.234% due 07/25/37 " §	454,297	440,927
0.577% due 04/18/28 " §	132,425	133,768
0.627% due 10/18/30 " §	919	931
0.674% due 03/25/17 " §	10,262	10,297
5.000% due 03/25/21 "	38,745	40,290
6.365% due 10/25/42 " §	1,159,440	1,357,723
Fannie Mae (IO) 6.526% due 10/25/35 " §	8,638	1,700
Fannie Mae (PO)
0.774% due 05/25/40 " §	4,042,464	4,095,377
First Horizon Alternative Mortgage Securities Trust
2.219% due 06/25/34 " §	6,535,234	6,425,629
2.224% due 03/25/35 " §	1,503,739	1,210,824
6.000% due 01/25/35 "	94,147	90,549
Freddie Mac
0.525% due 12/15/29 " §	20,824	20,927
3.500% due 07/15/32 "	37,062	38,005
7.000% due 09/15/21 "	28,421	31,312
7.500% due 01/15/23 - 09/20/26 "	865,262	986,309
Freddie Mac Structured Pass-Through Securities
1.328% due 10/25/44 " §	2,146,177	2,203,420
1.521% due 07/25/44 " §	11,070,351	11,298,705
Government National Mortgage Association 7.000% due 02/16/29 "	87,647	92,764
GreenPoint Mortgage Funding Trust 0.444% due 11/25/45 " §	71,980	60,656
HarborView Mortgage Loan Trust 0.918% due 02/19/34 " §	21,746	21,606
Impac CMB Trust 0.714% due 05/25/35 " §	153,636	141,697
Impac Secured Assets Trust 0.344% due 01/25/37 " §	2,065,049	1,793,140
IndyMac ARM Trust 1.707% due 01/25/32 " §	38,506	37,255
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,640,158	2,389,282
Lehman Mortgage Trust 5.750% due 02/25/37 " Y	15,081,542	12,055,838
MASTR Adjustable Rate Mortgages Trust 2.645% due 04/21/34 " §	73,967	75,664
MASTR Alternative Loan Trust 0.574% due 03/25/36 " § Y	885,099	225,312
Merrill Lynch Mortgage Investors Trust
0.424% due 11/25/35 " §	135,057	126,874
2.471% due 06/25/35 " §	133,666	130,904

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
PHH Alternative Mortgage Trust 0.334% due 02/25/37 " §	$26,221,110	$22,309,655
Provident Funding Mortgage Loan Trust 2.519% due 04/25/34 " §	8,051	8,082
Reperforming Loan REMIC Trust 0.514% due 06/25/35 " § ~	4,612,518	4,078,070
Residential Accredit Loans Inc Trust 5.750% due 01/25/33 "	14,271	14,365
Residential Asset Securitization Trust (IO) 4.776% due 11/25/35 " §	5,311,785	681,260
Residential Funding Mortgage Securities I Trust 2.990% due 09/25/35 " § Y	1,133,216	904,190
Sequoia Mortgage Trust 0.526% due 07/20/33 " §	1,266,543	1,198,355
Structured Adjustable Rate Mortgage Loan Trust 2.496% due 01/25/35 " §	819,878	789,882
Structured Asset Mortgage Investments Trust 0.838% due 09/19/32 " §	124,117	121,184
Structured Asset Mortgage Investments II Trust
0.384% due 05/25/46 " §	1,584,042	1,190,203
0.404% due 05/25/45 " §	383,841	339,864
0.428% due 07/19/35 " §	489,371	454,419
0.454% due 02/25/36 " §	1,649,262	1,335,032
Suntrust Alternative Loan Trust (IO) 4.926% due 12/25/35 " §	14,525,666	1,879,338
WaMu Mortgage Pass-Through Certificates Trust
0.444% due 12/25/45 " §	99,228	95,907
0.464% due 10/25/45 " §	102,604	94,840
1.528% due 08/25/42 " §	60,759	56,047
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.676% due 11/25/35 " §	24,369,491	3,510,961
4.776% due 11/25/35 " §	7,128,590	943,194
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.225% due 02/25/33 " §	52,409	52,247
Wells Fargo Mortgage-Backed Securities Trust
2.580% due 03/25/36 " § Y	256,451	249,531
2.591% due 10/25/33 " §	153,522	154,948
2.604% due 04/25/36 " § Y	1,997,944	1,952,908
2.615% due 12/25/34 " §	702,066	693,792
2.625% due 07/25/36 " § Y	5,253,397	5,135,967
5.652% due 04/25/36 " §	833,601	246,461

		152,439,158

Fannie Mae - 26.2%

1.321% due 08/01/42 - 10/01/44 " §	1,766,675	1,809,424
1.748% due 09/01/35 " §	351,153	368,459
1.787% due 07/01/33 " §	26,377	27,674
1.820% due 02/01/33 " §	526,282	553,244
1.857% due 07/01/35 " §	2,552,036	2,696,516
1.910% due 07/01/33 " §	51,361	54,386
1.921% due 03/01/33 " §	524,708	548,241
1.925% due 09/01/33 " §	61,716	64,888
1.949% due 08/01/35 " §	728,427	771,729
1.982% due 12/01/34 " §	2,464,657	2,612,440
1.998% due 08/01/36 " §	974,898	1,027,595
2.040% due 04/01/35 " §	1,163,992	1,236,436
2.050% due 02/01/33 " §	10,815	11,417
2.096% due 11/01/34 " §	19,337	20,505
2.111% due 12/01/34 " §	9,963	10,611
2.150% due 01/01/34 " §	18,271	19,282
2.162% due 03/01/34 " §	21,655	23,030
2.180% due 04/01/34 " §	62,635	63,590

	Principal Amount	Value
2.183% due 08/01/34 " §	$7,240	$7,722
2.195% due 01/01/25 " §	68,264	70,739
2.220% due 04/01/27 " §	11,680	11,800
2.239% due 01/01/23 " §	86,185	90,945
2.266% due 12/01/22 " §	21,120	21,968
2.310% due 08/01/22 "	1,200,000	1,216,010
2.323% due 03/01/33 " §	20,526	21,932
2.325% due 11/01/23 " §	74	74
2.486% due 11/01/34 "	5,914,595	6,338,405
2.625% due 06/01/34 " §	16,072	17,121
2.870% due 09/01/27 "	4,800,000	4,945,274
3.000% due 04/01/27 - 05/01/45 "	52,380,549	53,770,894
3.270% due 05/01/36 " §	55,847	58,717
3.330% due 11/01/21 "	376,832	400,544
3.491% due 05/01/36 " §	48,890	52,043
3.500% due 04/01/30 - 05/01/45 "	100,000,000	105,153,225
3.569% due 05/01/36 " §	1,731,564	1,844,139
4.000% due 01/01/16 - 05/01/45 "	206,579,252	220,383,793
4.500% due 03/01/18 - 05/01/45 "	204,050,345	221,976,320
4.520% due 09/01/34 " §	540,155	578,155
4.940% due 09/01/35 " §	241,662	259,097
5.000% due 01/01/23 - 05/13/45 "	95,974,925	106,640,944
5.347% due 01/01/36 " §	238,728	253,379
5.500% due 08/01/18 - 05/01/45 "	44,570,183	49,532,787
6.000% due 04/01/16 - 04/01/45 "	69,729,388	79,624,924
6.500% due 01/01/16 - 09/01/37 "	1,902,048	2,170,384
7.500% due 01/01/33 "	39,974	49,339
8.000% due 05/01/30 - 08/01/30 "	12,283	12,952
8.500% due 07/01/32 "	4,227	4,900

		867,427,993

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	86,843	84,793
7.430% due 10/01/20 - 11/01/22 "	20,937	20,494

		105,287

Freddie Mac - 1.5%

1.845% due 09/01/35 " §	601,492	637,590
2.262% due 01/01/28 " §	8,395	8,708
2.362% due 05/01/23 " §	4,109	4,272
2.374% due 03/01/32 " §	266,341	282,349
2.375% due 05/01/32 - 07/01/32 " §	28,719	30,105
3.338% due 06/01/17 " §	750	750
4.000% due 04/01/45 "	7,000,000	7,478,515
4.500% due 05/01/45 "	23,000,000	25,026,876
5.500% due 03/01/23 - 05/01/40 "	13,626,667	15,383,237
6.000% due 03/03/18 - 10/01/22 "	625,063	710,183
6.500% due 07/01/15 - 05/01/17 "	148,905	153,008
7.000% due 10/01/37 "	101,430	113,154

		49,828,747

Government National Mortgage Association - 0.6%

1.625% due 05/20/22 - 03/20/33 " §	4,193,466	4,340,075
2.000% due 10/20/24 - 09/20/30 " §	114,845	119,561
2.125% due 09/20/22 - 03/20/29 " §	100,169	100,783
2.500% due 11/20/24 - 02/20/25 " §	140,757	146,518
3.000% due 08/20/20 " §	52,128	53,186
3.500% due 04/01/45 "	2,000,000	2,107,031
5.000% due 05/15/33 - 11/15/41 "	11,642,509	13,012,352
6.000% due 06/15/38 - 09/15/38 "	36,151	41,156
6.500% due 11/15/38 "	29,231	33,503
7.500% due 07/15/31 - 12/15/31 "	51,981	65,179
8.000% due 12/15/29 - 08/15/32 "	425,363	492,554
8.500% due 09/15/16 - 12/15/30 "	446,536	473,206
9.000% due 02/15/17 - 04/15/20 "	7,943	8,713
10.000% due 07/15/22 - 02/15/25 "	5,015	5,654

		20,999,471

Total Mortgage-Backed Securities (Cost $1,278,554,941)		1,300,387,940

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 5.4%

Access Group Inc 1.556% due 10/27/25 " §	$13,248,254	$13,276,725
ACE Securities Corp Home Equity Loan Trust 0.501% due 11/25/35 " §	5,002,270	4,900,651
Ally Auto Receivables Trust 0.680% due 07/17/17 "	18,100,000	18,115,575
Bear Stearns Asset-Backed Securities I Trust 0.281% due 11/25/36 " §	1,144,932	1,118,931
CIFC Funding Ltd (Cayman) 1.407% due 08/14/24 " § ~	19,000,000	19,025,386
Citigroup Mortgage Loan Trust 0.314% due 12/25/36 " §	12,481,304	11,149,974
Countrywide Asset-Backed Certificates 0.624% due 03/25/47 " § Y ~	3,636,622	2,577,263
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	62,131	64,766
EFS Volunteer No 2 LLC 1.051% due 07/26/27 " § ~	4,742,347	4,768,548
FBR Securitization Trust 0.936% due 09/25/35 " §	28,530,000	20,244,004
Hillmark Funding Ltd (Cayman) 0.512% due 05/21/21 " § ~	12,636,695	12,515,211
Home Equity Mortgage Loan Asset-Backed Trust 0.494% due 04/25/47 " §	8,500,000	5,930,909
Imc Home Equity Loan Trust 6.629% due 08/20/29 " §	5,933	5,897
Lehman ABS Mortgage Loan Trust 0.264% due 06/25/37 " § ~	1,690,010	1,106,455
Lehman XS Trust 0.344% due 02/25/37 " § Y	7,841,200	4,370,865
Mid-State Trust VI 7.340% due 07/01/35 "	996,863	1,080,601
Mid-State Trust VIII 7.791% due 03/15/38 "	473,385	491,541
Morgan Stanley ABS Capital I Inc Trust
0.354% due 03/25/37 " §	3,804,441	2,141,512
0.424% due 03/25/37 " §	6,370,227	3,621,684
Option One Mortgage Loan Trust 0.394% due 02/25/37 " §	20,713,079	12,377,556
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.724% due 07/25/35 " §	6,700,000	5,114,733
Penta SA CLO (Luxembourg) 0.398% due 06/04/24 " § ~	EUR 1,255,261	1,337,189
People’s Choice Home Loan Securities Trust 0.694% due 12/25/35 " § Y	$1,964,220	1,769,453
RAAC Trust 0.824% due 06/25/47 " §	2,828,640	2,359,270
RASC Trust
0.334% due 11/25/36 " §	1,769,245	1,520,592
0.584% due 01/25/36 " §	3,500,000	3,073,882
Renaissance Home Equity Loan Trust 1.051% due 08/25/33 " §	301,584	285,829
Securitized Asset-Backed Receivables LLC Trust 0.614% due 08/25/35 " § Y	12,700,000	8,144,091
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	15,817,624	15,813,772

Total Asset-Backed Securities (Cost $176,604,802)		178,302,865

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae
5.000% due 05/11/17 ‡	$2,700,000	$2,943,424
5.375% due 06/12/17 ‡	5,300,000	5,833,943
Freddie Mac
1.250% due 08/01/19	7,500,000	7,491,098
1.250% due 10/02/19	12,400,000	12,302,065
2.375% due 01/13/22	1,600,000	1,655,494
3.750% due 03/27/19	3,100,000	3,402,904
Small Business Administration Participation Certificates 6.120% due 09/01/21	305,784	331,148

Total U.S. Government Agency Issues (Cost $33,790,036)		33,960,076

U.S. TREASURY OBLIGATIONS - 34.3%

U.S. Treasury Bonds - 16.1%

2.500% due 02/15/45	23,700,000	23,500,019
2.750% due 08/15/42	22,800,000	23,726,250
2.750% due 11/15/42	23,400,000	24,337,825
2.875% due 05/15/43	1,100,000	1,172,961
3.000% due 05/15/42	19,100,000	20,847,344
3.000% due 11/15/44	39,600,000	43,402,234
3.125% due 02/15/42	9,400,000	10,504,500
3.125% due 02/15/43	1,900,000	2,121,468
3.125% due 08/15/44	56,400,000	63,242,899
3.375% due 05/15/44 ‡	22,600,000	26,496,737
4.250% due 05/15/39	26,900,000	35,552,143
4.375% due 11/15/39	30,300,000	40,855,278
4.375% due 05/15/40	3,700,000	5,003,096
4.500% due 08/15/39	11,100,000	15,202,660
4.625% due 02/15/40	5,500,000	7,684,100
6.125% due 11/15/27	9,500,000	13,746,794
6.125% due 08/15/29	3,600,000	5,350,781
6.250% due 05/15/30 ‡	111,800,000	169,961,978

		532,709,067

U.S. Treasury Inflation Protected Securities - 16.2%

0.125% due 01/15/22 ^ ‡	90,570,420	91,461,995
0.125% due 07/15/22 ^ ‡	32,932,656	33,328,869
0.125% due 07/15/24 ^ ‡	111,335,640	111,544,394
0.625% due 07/15/21 ^ ‡	9,541,228	10,013,814
0.750% due 02/15/42 ^	1,655,104	1,679,930
1.125% due 01/15/21 ^ ‡	21,263,747	22,853,552
1.250% due 07/15/20 ^ ‡	750,253	814,259
1.375% due 02/15/44 ^	4,312,599	5,086,844
1.750% due 01/15/28 ^	38,604,604	45,275,943
2.000% due 01/15/26 ^	27,204,408	32,292,476
2.375% due 01/15/25 ^	92,506,984	112,323,738
2.375% due 01/15/27 ^	14,952,003	18,479,749
2.500% due 01/15/29 ^	30,701,340	39,314,509
3.625% due 04/15/28 ^	867,108	1,225,942
3.875% due 04/15/29 ^	7,109,250	10,463,373

		536,159,387

U.S. Treasury Notes - 2.0%

2.000% due 02/15/25 ‡	3,800,000	3,824,343
2.250% due 11/15/24	37,600,000	38,654,567
2.375% due 08/15/24 ‡	23,700,000	24,636,884

		67,115,794

Total U.S. Treasury Obligations (Cost $1,116,148,525)		1,135,984,248

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 10.2%

Autonomous Community of Valencia (Spain) 4.375% due 07/16/15	EUR 400,000	$437,090
Brazil Letras do Tesouro Nacional (Brazil)
11.662% due 10/01/15	BRL 282,450,000	83,099,356
12.483% due 01/01/17	9,000,000	2,261,597
12.669% due 01/01/16	157,100,000	44,750,279
13.473% due 04/01/16	186,800,000	51,577,648
Bundesrepublik Deutschland (Germany)
2.500% due 07/04/44	EUR 1,600,000	2,607,198
3.250% due 07/04/42	100,000	180,193
4.250% due 07/04/39	19,300,000	38,146,313
4.750% due 07/04/40	1,300,000	2,775,230
France Government Bond OAT (France)
0.500% due 05/25/25 ~	8,200,000	8,839,933
3.250% due 05/25/45 ~	900,000	1,501,000
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,581,479
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	12,300,000	12,579,173
Mexican Bonos (Mexico) 8.000% due 06/11/20	MXN 202,600,000	14,922,801
Province of Ontario (Canada)
1.650% due 09/27/19	$17,200,000	17,286,860
3.000% due 07/16/18	2,500,000	2,640,052
3.150% due 06/02/22	CAD 11,300,000	9,820,842
4.000% due 06/02/21	16,300,000	14,793,999
4.200% due 06/02/20	10,800,000	9,785,531
4.400% due 04/14/20	$2,400,000	2,716,937
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,764,689
3.500% due 07/29/20	2,400,000	2,610,547
3.500% due 12/01/22	CAD 1,900,000	1,688,315
4.250% due 12/01/21	7,500,000	6,927,441

Total Foreign Government Bonds & Notes (Cost $376,766,115)		337,294,503

MUNICIPAL BONDS - 5.1%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	7,443,168
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,179,077
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,593,113
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	9,288,648
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,266,700
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	2,019,024
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	3,300,000	4,828,395
Golden State Tobacco Securitization Corp CA ‘A1’ 5.750% due 06/01/47	3,000,000	2,539,260
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	367,278
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	27,194,404
Municipal Electric Authority of Georgia 6.655% due 04/01/57	7,300,000	9,623,079

	Principal Amount	Value
New York State Dormitory Authority 5.051% due 09/15/27	$2,100,000	$2,469,159
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	458,744
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,853,072
Port Authority of New York & New Jersey 5.647% due 11/01/40	300,000	383,721
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,516,766
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	46,541,190
State of California
7.550% due 04/01/39	3,550,000	5,566,684
7.600% due 11/01/40	6,100,000	9,610,306
7.950% due 03/01/36	1,200,000	1,479,624
State of Iowa 6.750% due 06/01/34	1,000,000	1,158,780
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,889,839
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,540,000	7,471,988
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	13,967,726

Total Municipal Bonds (Cost $138,435,922)		169,709,745

PURCHASED OPTIONS - 0.1%
(See Note (i) in Notes to Schedule of Investments) (Cost $2,560,306)		1,968,384

SHORT-TERM INVESTMENTS - 3.2%

Commercial Paper - 2.4%

ENI Finance USA Inc 0.071% due 10/26/15	12,400,000	12,399,157
Vodafone Group PLC
0.520% due 04/10/15	2,600,000	2,599,841
0.520% due 06/01/15	21,900,000	21,889,402
0.561% due 04/01/15	44,100,000	44,099,731

		80,988,131

Foreign Government Issue - 0.4%

Japan Treasury Bills (Japan) (0.003)% due 05/07/15	JPY 1,390,000,000	11,589,553

U.S. Government Agency Issues - 0.1%

Federal Home Loan Bank
0.041% due 04/24/15	$2,700,000	2,699,949
0.063% due 05/27/15	200,000	199,990

		2,899,939

U.S. Treasury Bills - 0.1%

0.006% due 05/28/15 ‡	216,000	215,990
0.009% due 06/11/15 ‡	388,000	387,988
0.011% due 05/28/15 ‡	962,000	961,954
0.020% due 04/09/15 ‡	511,000	510,998
0.032% due 05/28/15 ‡	13,000	12,999
0.071% due 05/07/15 ‡	120,000	119,998

		2,209,927

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $7,996,520; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $8,160,750)	$7,996,520	$7,996,520

Total Short-Term Investments (Cost $105,831,933)		105,684,070

TOTAL INVESTMENTS - 124.3% (Cost $4,067,915,304)		4,118,480,819

OTHER ASSETS & LIABILITIES, NET - (24.3%)		(804,715,310)

NET ASSETS - 100.0%		$3,313,765,509

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $1,483 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Investments with a total aggregate value of $52,065,901 or 1.6% of the portfolio’s net assets were in default as of March 31, 2015.

(d)	As of March 31, 2015, investments with a total aggregate value of $97,525,641 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(e)	The average amount of borrowing by the portfolio on reverse repurchase agreements outstanding during the three-month period ended March 31, 2015 was $8,943,206 at a weighted average interest rate of 0.100%. The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the three-month ended March 31, 2015 was $50,179,632 at a weighted average interest rate of 0.053%.

(f)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (06/15)	764	$1,024,123
U.S. Treasury 5-Year Notes (06/15)	290	430,118
U.S. Treasury 10-Year Notes (06/15)	2,353	2,665,876
U.S. Treasury 30-Year Bonds (06/15)	201	340,414

		4,460,531

Short Futures Outstanding
90-Day LIBOR Sterling (03/16)	907	(73,547)
90-Day LIBOR Sterling (06/16)	605	(311,538)
Canada Treasury 10-Year Notes (06/15)	247	(142,435)
Euro-Bund (06/15)	770	64,328
Eurodollar (06/15)	927	(63,022)
Eurodollar (09/15)	2,162	(600,518)
Eurodollar (12/15)	2,863	(1,023,264)
Eurodollar (03/16)	701	(495,244)
Eurodollar (09/16)	972	(230,634)
Eurodollar (12/16)	547	(342,488)
U.S. Treasury 10-Year Notes (06/15)	993	(660,320)

		(3,878,682)

Total Futures Contracts		$581,849

(g)	Reverse repurchase agreements outstanding as of March 31, 2015 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPM	U.S. Treasury Bond 6.250% due 5/15/30	0.100%	03/13/15	04/16/15	($34,090,435)	$34,087,500	($34,087,500)
RBS	U.S. Treasury Bond 6.250% due 5/15/30	0.100%	03/24/15	04/02/15	(19,653,741)	19,653,250	(19,653,250)

Total Reverse Repurchase Agreements							($53,740,750)

(h)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,731,000	USD	2,073,525	04/15	BNP	$6,541
AUD	7,576,000	USD	5,775,655	04/15	BOA	(5,394)
AUD	4,363,000	USD	3,362,897	04/15	CIT	(39,818)
AUD	1,306,000	USD	1,030,451	04/15	UBS	(35,736)
BRL	20,188,349	USD	6,465,237	04/15	BNP	(139,675)
BRL	37,554,440	USD	12,056,000	04/15	CSF	(300,742)
BRL	14,448,083	USD	4,459,285	04/15	CSF	67,695
BRL	34,912,717	USD	10,883,479	04/15	DUB	55,631
BRL	28,675,570	USD	9,185,000	04/15	GSC	(213,411)
BRL	1,281,200	USD	400,000	04/15	GSC	1,435
BRL	27,547,649	USD	8,587,172	04/15	HSB	44,260
BRL	55,605,812	USD	19,048,909	04/15	JPM	(1,626,086)
BRL	141,925,563	USD	44,236,929	04/15	JPM	232,236
BRL	70,278,704	USD	25,072,909	04/15	MSC	(3,052,667)
BRL	148,897,591	USD	45,646,104	04/15	MSC	1,007,588
BRL	24,278,704	USD	7,776,153	04/15	UBS	(168,970)
BRL	24,278,704	USD	7,447,227	04/15	UBS	159,956
BRL	37,554,440	USD	11,374,618	05/15	CIT	295,456

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	6,145,776	USD	1,911,000	05/15	CSF	($1,195)
BRL	2,556,360	USD	789,000	05/15	CSF	5,391
BRL	28,675,570	USD	8,617,752	05/15	DUB	293,206
BRL	1,390,702	USD	403,980	01/18	JPM	(64,782)
CAD	56,079,083	USD	44,802,335	04/15	SGN	(525,646)
CAD	42,800,000	USD	34,417,678	05/15	GSC	(639,588)
DKK	32,038,000	USD	4,884,586	08/15	UBS	(254,669)
EUR	14,920,000	USD	16,893,969	04/15	BOA	(851,234)
EUR	1,610,000	USD	1,824,515	04/15	CIT	(93,362)
EUR	60,070,000	USD	68,232,132	04/15	GSC	(3,641,845)
EUR	28,051,000	USD	30,819,634	04/15	UBS	(657,787)
EUR	5,229,000	USD	5,616,024	05/15	BOA	8,964
EUR	8,185,000	USD	10,972,074	06/15	BNP	(2,162,292)
EUR	971,000	USD	1,269,049	06/15	BOA	(223,930)
EUR	14,772,000	USD	19,755,278	06/15	BRC	(3,855,692)
EUR	6,307,000	USD	8,343,972	06/15	CIT	(1,555,542)
EUR	4,610,000	USD	5,994,291	06/15	DUB	(1,032,398)
EUR	7,927,000	USD	10,541,285	06/15	GSC	(2,009,197)
EUR	11,810,000	USD	15,814,164	06/15	JPM	(3,102,676)
EUR	2,711,000	USD	3,572,870	06/15	UBS	(654,933)
EUR	2,104,000	USD	2,841,557	06/16	BOA	(555,797)
EUR	6,656,000	USD	8,996,250	06/16	DUB	(1,765,251)
GBP	730,000	USD	1,123,724	04/15	GSC	(40,842)
ILS	684,000	USD	170,658	04/15	BNP	1,233
ILS	216,560,534	USD	55,034,443	04/15	BOA	(612,376)
ILS	852,000	USD	215,616	06/15	BNP	(1,483)
INR	636,613,890	USD	10,153,332	04/15	UBS	62,730
INR	395,472,175	USD	6,264,906	06/15	CIT	(425)
INR	601,448,720	USD	9,512,078	06/15	GSC	15,175
INR	277,194,080	USD	4,366,636	06/15	HSB	24,259
INR	173,144,180	USD	2,743,530	06/15	SCB	(838)
JPY	320,800,000	USD	2,643,560	04/15	CIT	31,222
JPY	3,826,200,000	USD	31,989,122	04/15	GSC	(86,842)
JPY	916,400,000	USD	7,570,799	04/15	GSC	70,006
JPY	442,600,000	USD	3,707,369	04/15	JPM	(17,037)
JPY	14,192,021,000	USD	118,701,338	04/15	MSC	(370,400)
JPY	965,100,000	USD	8,053,392	05/15	BOA	(2,571)
MXN	137,413,069	USD	9,131,043	04/15	BNP	(122,418)
MXN	192,482,000	USD	12,839,837	05/15	BNP	(245,861)
MXN	14,193,000	USD	967,003	05/15	BOA	(38,364)
MXN	70,865,000	USD	4,710,120	05/15	BRC	(73,468)
MXN	192,759,000	USD	12,936,467	05/15	CIT	(324,367)
MXN	55,394,000	USD	3,596,210	05/15	CIT	28,184
MXN	69,312,000	USD	4,576,469	05/15	CSF	(41,429)
MXN	23,038,335	USD	1,531,000	05/15	DUB	(23,616)
MXN	45,552,908	USD	3,057,670	05/15	GSC	(77,172)
MXN	42,558,000	USD	2,824,884	05/15	HSB	(40,340)
MXN	15,798,332	USD	1,012,000	05/15	HSB	21,675
MXN	3,823,000	USD	258,589	05/15	JPM	(8,452)
MXN	44,748,000	USD	3,050,140	05/15	SCB	(122,307)
USD	13,397,078	AUD	17,247,746	04/15	CIT	260,332
USD	4,266,951	BRL	13,685,069	04/15	BNP	(20,956)
USD	2,078,016	BRL	6,503,281	04/15	BNP	40,360
USD	11,465,254	BRL	37,554,440	04/15	CIT	(290,004)
USD	1,730,886	BRL	5,552,683	04/15	CSF	(8,921)
USD	3,610,586	BRL	8,895,400	04/15	CSF	823,413
USD	9,562,047	BRL	31,552,296	04/15	DUB	(310,900)
USD	10,178,000	BRL	32,035,992	04/15	DUB	140,247
USD	399,377	BRL	1,281,200	04/15	GSC	(2,059)
USD	10,041,857	BRL	27,547,649	04/15	HSB	1,410,425
USD	45,667,104	BRL	148,897,591	04/15	JPM	(986,589)
USD	19,212,840	BRL	48,633,784	04/15	JPM	3,974,544
USD	60,146,186	BRL	193,397,510	04/15	MSC	(450,550)
USD	8,969,903	BRL	25,778,785	04/15	MSC	892,704
USD	7,568,174	BRL	24,278,704	04/15	UBS	(39,008)
USD	7,779,142	BRL	24,278,704	04/15	UBS	171,960
USD	1,027,000	BRL	3,345,453	05/15	BNP	(12,602)
USD	1,673,000	BRL	5,373,843	05/15	BNP	3,074
USD	1,912,014	BRL	6,198,751	05/15	JPM	(14,253)
USD	252,215	BRL	610,079	07/15	BNP	66,204

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	10,742,522	BRL	28,372,401	07/15	DUB	$2,091,873
USD	11,561,354	BRL	28,013,160	07/15	GSC	3,020,235
USD	37,282,495	BRL	103,500,000	10/15	BNP	6,624,912
USD	70,124,481	BRL	178,950,000	10/15	UBS	17,117,965
USD	2,700,000	BRL	7,781,130	01/16	DUB	453,145
USD	44,253,398	BRL	131,500,000	01/16	JPM	6,281,873
USD	8,902,180	BRL	25,600,000	01/16	MSC	1,510,005
USD	4,561,892	BRL	16,400,000	04/16	CSF	(68,849)
USD	47,176,080	BRL	170,400,000	04/16	MSC	(938,446)
USD	406,757	BRL	1,390,702	01/18	BNP	67,559
USD	44,521,765	CAD	55,645,083	04/15	BNP	587,737
USD	347,077	CAD	434,000	04/15	CIT	4,417
USD	38,468,335	CAD	42,224,768	05/15	BOA	5,144,222
USD	44,781,513	CAD	56,079,083	05/15	SGN	524,111
USD	596,832	CHF	550,000	05/15	GSC	29,960
USD	364,659	DKK	2,038,000	04/15	HSB	71,364
USD	14,704,819	EUR	13,877,000	04/15	BNP	(216,430)
USD	7,121,040	EUR	6,507,000	04/15	BOA	124,386
USD	9,760,062	EUR	9,041,000	04/15	CIT	38,724
USD	1,579,592	EUR	1,495,000	04/15	GSC	(27,907)
USD	54,208,713	EUR	49,876,000	04/15	GSC	579,528
USD	25,452,103	EUR	23,855,000	04/15	JPM	(197,993)
USD	137,470,673	EUR	121,789,000	04/15	MSC	6,508,313
USD	1,269,491	EUR	1,155,000	05/15	GSC	27,024
USD	30,833,238	EUR	28,051,000	05/15	UBS	657,957
USD	13,419,500	EUR	9,895,000	06/15	BNP	2,769,189
USD	29,800,370	EUR	21,918,000	06/15	BOA	6,209,312
USD	17,005,721	EUR	12,517,000	06/15	BRC	3,533,266
USD	20,077,129	EUR	14,687,000	06/15	CIT	4,269,032
USD	24,499,024	EUR	18,050,000	06/15	CSF	5,071,221
USD	10,565,199	EUR	7,900,000	08/15	BOA	2,054,820
USD	10,045,851	EUR	7,500,000	08/15	DUB	1,966,377
USD	18,772,515	EUR	13,950,000	02/16	DUB	3,687,667
USD	89,392,478	EUR	65,281,000	06/16	BOA	18,464,466
USD	18,290,915	EUR	13,302,000	06/16	BRC	3,831,460
USD	26,025,754	EUR	19,008,000	06/16	DUB	5,375,692
USD	2,053,352	GBP	1,384,000	04/15	BNP	327
USD	28,522,657	GBP	18,920,000	04/15	MSC	457,675
USD	705,763	ILS	2,811,000	04/15	BNP	(647)
USD	15,240	ILS	61,000	04/15	BOA	(90)
USD	43,440,606	ILS	171,852,141	04/15	BOA	253,842
USD	1,877,000	ILS	7,379,050	04/15	DUB	22,631
USD	8,896,000	ILS	35,141,343	04/15	GSC	64,915
USD	61,750,706	ILS	242,908,899	06/15	BOA	700,603
USD	2,271,200	ILS	9,056,409	06/15	BRC	(4,940)
USD	9,993,939	INR	636,613,890	04/15	JPM	(222,123)
USD	10,015,164	INR	636,613,890	06/15	UBS	(69,124)
USD	159,081,989	JPY	18,999,321,000	04/15	BOA	668,506
USD	5,793,808	JPY	698,700,000	04/15	JPM	(31,847)
USD	11,826,768	JPY	1,390,000,000	05/15	BRC	231,598
USD	118,751,516	JPY	14,192,021,000	05/15	MSC	362,305
USD	4,400,000	JPY	446,517,280	08/15	BOA	669,892
USD	16,016,000	JPY	1,633,127,496	08/15	HSB	2,373,210
USD	9,506,000	MXN	142,567,813	04/15	DUB	168,384
USD	4,002,000	MXN	60,510,240	04/15	GSC	35,026
USD	385,000	MXN	5,925,420	04/15	MSC	(3,463)
USD	3,765,000	MXN	56,572,930	04/15	MSC	60,917
USD	36,424,412	MXN	536,162,087	04/15	JPM	1,312,795
USD	9,109,856	MXN	137,413,069	05/15	BNP	119,006
USD	4,391,197	MXN	65,370,000	05/15	BRC	114,080
USD	4,849,249	MXN	75,593,000	05/15	CIT	(96,754)
USD	1,297,000	MXN	19,468,336	05/15	CIT	23,199
USD	3,566,287	MXN	54,250,000	05/15	GSC	16,744
USD	1,504,000	MXN	22,783,043	05/15	MSC	13,320
USD	3,622,000	MXN	55,979,821	06/15	DUB	(32,294)

Total Forward Foreign Currency Contracts						$91,055,221

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(i)	Purchased options outstanding as of March 31, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 3-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.150%	07/20/15	GSC	$36,500,000	$169,725	$110,712
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	07/30/15	CIT	8,900,000	124,600	58,216
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	106,900,000	178,160	126,174
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	01/19/16	GSC	36,400,000	152,880	113,797
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	01/29/16	BOA	193,100,000	726,081	602,376
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	01/29/16	MSC	18,000,000	162,000	139,014
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	01/29/16	MSC	18,000,000	279,000	219,067
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	35,700,000	506,940	418,707

							2,299,386	1,788,063

Put - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.205%	01/16/20	GSC	17,600,000	260,920	180,321

Total Purchased Options							$2,560,306	$1,968,384

(j)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in AUD	Premium
Outstanding, December 31, 2014	-	796,900,000	255,800,000	26,700,000	$9,487,775
Call Options Written	5,197	1,040,400,000	-	-	4,827,174
Put Options Written	2,322	51,500,000	-	-	1,152,720
Call Options Exercised	(2,650)	(80,400,000)	(94,900,000)	-	(1,696,982)
Put Options Exercised	(1,138)	-	(13,000,000)	(11,100,000)	(571,278)
Call Options Expired	(2,539)	(98,000,000)	(43,600,000)	(15,600,000)	(2,037,529)
Put Options Expired	(399)	(275,500,000)	(104,300,000)	-	(3,220,510)
Call Options Closed	(8)	(45,100,000)	-	-	(392,400)
Put Options Closed	(785)	(54,200,000)	-	-	(832,435)

Outstanding, March 31, 2015	-	1,335,600,000	-	-	$6,716,535

(k)	Premiums received and value of written options outstanding as of March 31, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - ILS versus USD	ILS 4.07	04/15/15	BOA	$4,900,000	$38,514	($9,393)
Call - ILS versus USD	4.08	04/29/15	GSC	4,400,000	31,240	(15,673)
Call - ILS versus USD	4.10	05/07/15	JPM	4,500,000	32,513	(16,916)
Call - INR versus USD	INR 65.90	05/12/15	JPM	7,800,000	63,960	(5,756)
Call - ILS versus USD	ILS 4.11	05/14/15	UBS	3,400,000	26,775	(13,770)
Call - ILS versus USD	4.10	05/15/15	GSC	5,400,000	37,800	(24,521)
Call - ILS versus USD	4.12	05/20/15	DUB	3,700,000	29,230	(15,344)
Call - ILS versus USD	4.07	05/22/15	CIT	2,900,000	23,908	(19,291)
Call - ILS versus USD	4.13	05/29/15	HSB	4,100,000	28,290	(18,044)
Call - ILS versus USD	4.16	06/01/15	GSC	8,000,000	32,800	(29,008)
Call - ILS versus USD	4.15	06/04/15	DUB	4,100,000	25,584	(16,904)
Call - INR versus USD	INR 65.00	06/05/15	JPM	3,900,000	19,695	(13,529)
Call - ILS versus USD	ILS 4.17	06/10/15	CIT	5,200,000	34,512	(20,374)
Call - INR versus USD	INR 65.00	07/15/15	JPM	3,900,000	34,008	(31,500)

					458,829	(250,023)

Put - JPY versus USD	JPY 115.50	04/15/15	BNP	19,000,000	131,670	(6,859)
Put - BRL versus USD	BRL 3.04	04/23/15	DUB	4,000,000	36,400	(19,948)
Put - BRL versus USD	3.09	04/28/15	GSC	1,600,000	14,000	(14,848)
Put - BRL versus USD	3.12	04/29/15	CSF	1,200,000	11,820	(11,820)
Put - JPY versus USD	JPY 110.00	05/12/15	UBS	3,100,000	35,960	(561)
Put - BRL versus USD	BRL 3.08	05/14/15	HSB	9,700,000	108,155	(108,155)
Put - JPY versus USD	JPY 111.40	05/14/15	CSF	4,600,000	63,388	(1,748)
Put - JPY versus USD	112.00	05/15/15	CIT	3,000,000	51,300	(1,563)
Put - JPY versus USD	112.00	05/15/15	JPM	1,600,000	27,120	(834)
Put - BRL versus USD	BRL 3.02	05/22/15	DUB	2,600,000	26,520	(20,717)
Put - JPY versus USD	JPY 112.50	05/22/15	DUB	3,100,000	35,185	(2,635)
Put - JPY versus USD	113.00	05/22/15	BOA	16,500,000	238,410	(17,292)
Put - BRL versus USD	BRL 3.08	05/27/15	DUB	5,600,000	64,736	(74,150)
Put - JPY versus USD	JPY 113.50	05/27/15	GSC	8,000,000	116,000	(11,944)
Put - INR versus USD	INR 62.00	06/05/15	JPM	3,900,000	23,790	(18,891)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - JPY versus USD	JPY 100.00	07/03/15	UBS	$3,600,000	$25,200	($263)
Put - INR versus USD	INR 61.50	07/15/15	JPM	3,900,000	20,592	(15,877)
Put - JPY versus USD	JPY 99.00	09/30/15	CIT	4,900,000	51,754	(2,543)
Put - JPY versus USD	109.00	11/10/15	JPM	7,800,000	149,175	(38,633)
Put - JPY versus USD	109.00	11/19/15	SGN	8,200,000	139,859	(43,370)
Put - JPY versus USD	80.00	02/18/19	BOA	1,200,000	67,020	(10,093)

					1,438,054	(422,744)

					$1,896,883	($672,767)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($2,392)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(6,605)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(16,626)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(7,608)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(8,006)

						$659,650	($41,237)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 3-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.850%	07/20/15	GSC	$36,500,000	$62,050	($25,441)
Call - 3-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	07/20/15	GSC	36,500,000	109,500	(57,630)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.430%	07/30/15	CIT	8,900,000	53,177	(20,666)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.590%	07/30/15	CIT	8,900,000	82,770	(35,135)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.500%	01/19/16	MSC	71,200,000	42,720	(23,945)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	35,700,000	21,420	(13,288)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.650%	01/19/16	MSC	71,200,000	78,320	(47,967)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	35,700,000	35,700	(25,065)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.700%	01/19/16	GSC	36,400,000	54,600	(30,776)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.900%	01/19/16	GSC	36,400,000	98,280	(63,940)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.730%	01/29/16	BOA	193,100,000	274,210	(188,832)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.915%	01/29/16	BOA	193,100,000	471,180	(358,780)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/29/16	MSC	18,000,000	68,400	(54,103)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.300%	01/29/16	MSC	18,000,000	104,400	(89,453)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.330%	01/29/16	MSC	18,000,000	114,300	(85,091)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.540%	01/29/16	MSC	18,000,000	180,000	(139,631)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	35,700,000	185,640	(143,596)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	35,700,000	323,085	(260,060)

							2,359,752	(1,663,399)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	09/14/15	MSC	42,800,000	561,750	(46,519)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.520%	09/18/15	MSC	116,400,000	1,018,500	(176,882)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	01/16/18	GSC	17,600,000	220,000	(128,457)

							1,800,250	(351,858)

							$4,160,002	($2,015,257)

Total Written Options							$6,716,535	($2,729,261)

(l)	Swap agreements outstanding as of March 31, 2015 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Venezuela Government	5.000%	06/20/15	BRC	35.002%	$700,000	$43,675	$85,991	($42,316)
Venezuela Government	5.000%	06/20/15	GSC	35.002%	4,000,000	249,573	451,773	(202,200)

						$293,248	$537,764	($244,516)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury	0.250%	09/20/15	UBS	0.069%	EUR 10,100,000	$10,351	($62,585)	$72,936
Brazilian Government	1.000%	09/20/15	BOA	1.024%	$700,000	153	(6,372)	6,525
Mexico Government	1.000%	09/20/15	BOA	0.460%	600,000	1,754	(2,154)	3,908
Brazilian Government	1.000%	09/20/15	BRC	1.024%	2,300,000	503	(19,842)	20,345
Brazilian Government	1.000%	09/20/15	CIT	1.024%	1,000,000	219	(15,694)	15,913
Mexico Government	1.000%	09/20/15	CIT	0.460%	1,000,000	2,923	(15,080)	18,003
General Electric Capital Corp	1.000%	09/20/15	DUB	0.224%	2,100,000	8,516	25,942	(17,426)
Indonesia Government	1.000%	09/20/15	DUB	0.314%	1,000,000	3,621	(23,587)	27,208
Brazilian Government	1.000%	09/20/15	HSB	1.024%	2,600,000	568	(25,871)	26,439
Brazilian Government	1.000%	09/20/15	JPM	1.024%	2,900,000	634	(29,862)	30,496
Brazilian Government	1.000%	09/20/15	UBS	1.024%	600,000	131	(5,677)	5,808
Mexico Government	1.000%	09/20/15	UBS	0.460%	500,000	1,461	(7,073)	8,534
Brazilian Government	1.000%	12/20/15	BRC	1.024%	13,000,000	2,039	(75,003)	77,042
Mexico Government	1.000%	12/20/15	GSC	0.460%	4,500,000	19,246	(121,173)	140,419
Brazilian Government	1.000%	12/20/15	MSC	1.024%	12,900,000	2,023	(74,426)	76,449
Mexico Government	1.000%	03/20/16	DUB	0.535%	12,300,000	60,072	(90,237)	150,309
Mexico Government	1.000%	03/20/16	HSB	0.535%	18,000,000	87,911	(133,510)	221,421
General Electric Capital Corp	1.000%	06/20/16	BRC	0.285%	14,400,000	131,686	213,885	(82,199)
Mexico Government	1.000%	06/20/16	CIT	0.581%	6,200,000	34,069	(13,370)	47,439
Berkshire Hathaway Inc	1.000%	06/20/16	DUB	0.170%	10,000,000	105,742	175,127	(69,385)
U.S. Treasury	0.250%	09/20/16	UBS	0.077%	EUR 13,600,000	38,964	(190,345)	229,309
Mexico Government	1.000%	09/20/16	GSC	0.662%	$2,300,000	12,289	(11,064)	23,353
Mexico Government	1.000%	09/20/16	HSB	0.662%	400,000	2,137	2,214	(77)
Mexico Government	1.000%	09/20/16	JPM	0.662%	400,000	2,137	2,306	(169)
Mexico Government	1.000%	09/20/16	MSC	0.662%	4,600,000	24,579	(20,427)	45,006
China Government	1.000%	09/20/16	RBS	0.292%	300,000	3,254	2,085	1,169
Mexico Government	1.000%	09/20/16	UBS	0.662%	1,200,000	6,412	(5,265)	11,677
Mexico Government	1.000%	12/20/16	HSB	0.718%	300,000	1,558	2,930	(1,372)
Mexico Government	1.000%	12/20/16	JPM	0.718%	1,400,000	7,272	18,897	(11,625)
Brazilian Government	1.000%	03/20/17	BOA	1.933%	900,000	(16,044)	(9,607)	(6,437)
Berkshire Hathaway Inc	1.000%	06/20/17	DUB	0.266%	10,000,000	166,770	227,683	(60,913)
MetLife Inc	1.000%	06/20/17	DUB	0.304%	17,300,000	273,897	371,614	(97,717)
Mexico Government	1.000%	06/20/17	GSC	0.794%	300,000	1,469	(2,793)	4,262
Petrobras International SP	1.000%	06/20/18	BNP	6.371%	800,000	(120,352)	(115,722)	(4,630)
Petrobras International SP	1.000%	12/20/19	BNP	6.138%	1,900,000	(374,745)	(189,451)	(185,294)
Petrobras International SP	1.000%	12/20/19	BRC	6.138%	800,000	(157,787)	(114,822)	(42,965)
Petrobras International SP	1.000%	12/20/19	GSC	6.138%	3,000,000	(591,702)	(328,387)	(263,315)
Petrobras International SP	1.000%	12/20/19	HSB	6.138%	100,000	(19,723)	(9,205)	(10,518)
Petrobras International SP	1.000%	12/20/19	MSC	6.138%	2,200,000	(433,915)	(203,609)	(230,306)
Petrobras International SP	1.000%	03/20/20	HSB	6.113%	1,500,000	(306,520)	(273,727)	(32,793)
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.621%	11,100,000	253,377	155,640	97,737

						($753,051)	($997,617)	$244,566

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 13 5Y	5.000%	06/20/15	BRC	$6,580,000	($28,158)	$726,580	($754,738)
CDX EM 13 5Y	5.000%	06/20/15	DUB	2,632,000	(11,263)	285,572	(296,835)
CDX EM 13 5Y	5.000%	06/20/15	GSC	188,000	(804)	23,218	(24,022)
CDX EM 13 5Y	5.000%	06/20/15	HSB	28,294,000	(121,081)	2,460,567	(2,581,648)
CDX EM 13 5Y	5.000%	06/20/15	MSC	14,100,000	(60,339)	1,637,050	(1,697,389)
CDX IG 9 10Y	0.548%	12/20/17	GSC	3,761,546	48,588	-	48,588

					(173,057)	5,132,987	(5,306,044)

			Exchange
iTraxx Europe 22 5Y	1.000%	06/20/20	ICE	EUR 9,500,000	(232,083)	(231,595)	(488)

					($405,140)	$4,901,392	($5,306,532)

					($864,943)	$4,441,539	($5,306,482)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate, sovereign issues of an emerging country and U.S. Treasury Obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	DUB	11.500%	01/04/21	BRL 3,300,000	($36,436)	($6,572)	($29,864)
28-Day MXN TIIE	BOA	6.920%	11/28/29	MXN 1,000,000	4,288	(7)	4,295

					(32,148)	(6,579)	(25,569)

	Exchange
28-Day MXN TIIE	CME	3.960%	05/16/16	597,300,000	1,225	-	1,225
28-Day MXN TIIE	CME	4.035%	02/03/17	382,800,000	(70,151)	(67,254)	(2,897)
28-Day MXN TIIE	CME	5.700%	01/18/19	103,000,000	178,461	249,280	(70,819)
28-Day MXN TIIE	CME	5.010%	10/10/19	38,500,000	(16,296)	26,871	(43,167)
28-Day MXN TIIE	CME	5.270%	02/05/20	773,500,000	47,504	(2,869)	50,373
28-Day MXN TIIE	CME	6.350%	06/02/21	160,000,000	461,661	764,880	(303,219)
28-Day MXN TIIE	CME	5.840%	09/14/21	653,300,000	577,827	1,634,711	(1,056,884)
28-Day MXN TIIE	CME	5.430%	11/17/21	499,200,000	(424,999)	(15,614)	(409,385)
28-Day MXN TIIE	CME	5.920%	12/08/21	22,800,000	24,001	-	24,001
28-Day MXN TIIE	CME	5.795%	12/10/21	100,000	55	95	(40)
28-Day MXN TIIE	CME	5.850%	12/21/21	91,100,000	63,457	250,283	(186,826)
28-Day MXN TIIE	CME	5.375%	01/07/22	68,300,000	(79,348)	55,663	(135,011)
28-Day MXN TIIE	CME	5.500%	09/02/22	87,400,000	(105,382)	90,052	(195,434)
28-Day MXN TIIE	CME	5.750%	09/02/22	18,700,000	(2,699)	(23,457)	20,758
28-Day MXN TIIE	CME	6.915%	09/10/29	372,200,000	1,574,117	1,288,843	285,274
28-Day MXN TIIE	CME	6.710%	09/20/29	18,000,000	49,108	109,583	(60,475)
28-Day MXN TIIE	CME	6.410%	11/07/29	84,000,000	53,409	(4,538)	57,947
28-Day MXN TIIE	CME	6.710%	11/30/29	33,100,000	91,321	-	91,321
28-Day MXN TIIE	CME	6.025%	12/31/29	18,000,000	(38,366)	-	(38,366)
28-Day MXN TIIE	CME	7.020%	06/08/34	28,500,000	114,160	217,137	(102,977)
28-Day MXN TIIE	CME	6.810%	06/19/34	105,400,000	230,182	614,507	(384,325)

					2,729,247	5,188,173	(2,458,926)

					$2,697,099	$5,181,594	($2,484,495)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	3.420%	06/05/15	MXN 580,000,000	($8,924)	$-	($8,924)
28-Day MXN TIIE	CME	3.540%	08/31/15	429,000,000	(11,375)	(11,323)	(52)
28-Day MXN TIIE	CME	3.605%	12/18/15	536,000,000	7,464	-	7,464
3-Month USD-LIBOR	CME	0.665%	04/17/16	$399,500,000	(715,936)	40,703	(756,639)
3-Month USD-LIBOR	CME	0.750%	06/17/16	483,800,000	(802,595)	(537,603)	(264,992)
6-Month GBP-LIBOR	CME	1.500%	09/18/16	GBP 2,600,000	(41,990)	(40,444)	(1,546)
6-Month GBP-LIBOR	CME	1.590%	10/05/16	86,900,000	(967,400)	(912,046)	(55,354)
6-Month GBP-LIBOR	CME	1.510%	10/07/16	20,100,000	(199,429)	(186,127)	(13,302)
3-Month USD-LIBOR	CME	1.050%	10/19/16	$208,900,000	(465,841)	(35,513)	(430,328)
3-Month USD-LIBOR	CME	1.000%	04/17/17	443,900,000	(1,489,475)	1,278,962	(2,768,437)
6-Month GBP-LIBOR	CME	1.500%	09/16/17	GBP 67,100,000	(953,589)	(757,845)	(195,744)
3-Month USD-LIBOR	CME	1.500%	09/16/17	$73,100,000	(576,122)	(225,148)	(350,974)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	CME	1.880%	10/05/17	GBP 33,500,000	($831,202)	($822,714)	($8,488)
6-Month GBP-LIBOR	CME	1.500%	12/16/17	68,600,000	(783,154)	(153,872)	(629,282)
3-Month USD-LIBOR	CME	1.780%	12/02/19	$20,100,000	(390,268)	(324,523)	(65,745)
3-Month USD-LIBOR	CME	1.850%	12/04/19	48,300,000	(1,097,922)	(938,036)	(159,886)
3-Month USD-LIBOR	CME	1.750%	03/19/20	65,300,000	(733,115)	(913,820)	180,705
3-Month USD-LIBOR	CME	2.000%	06/15/22	10,400,000	(95,141)	(69,574)	(25,567)
3-Month CAD-LIBOR	CME	2.700%	12/19/24	CAD 9,700,000	(663,772)	(667,273)	3,501
6-Month EUR-LIBOR	CME	0.950%	03/25/25	EUR 7,900,000	(336,668)	(20,475)	(316,193)
3-Month USD-LIBOR	CME	2.750%	06/19/43	$64,000,000	(5,428,990)	4,396,606	(9,825,596)
3-Month USD-LIBOR	CME	3.000%	06/19/43	77,200,000	(10,788,605)	(13,160,475)	2,371,870
3-Month USD-LIBOR	CME	2.800%	12/18/43	75,600,000	(7,332,000)	(9,645,964)	2,313,964
3-Month USD-LIBOR	CME	3.500%	12/18/43	5,100,000	(1,276,557)	(1,445,040)	168,483
3-Month USD-LIBOR	CME	2.500%	06/15/45	12,100,000	(180,033)	(180,033)	-

					(36,162,639)	(25,331,577)	(10,831,062)

					($33,465,540)	($20,149,983)	($13,315,557)

Total Swap Agreements					($34,330,483)	($15,708,444)	($18,622,039)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,539,609	$-	$1,539,609	$-
	Convertible Preferred Stocks (1)	22,014,000	22,014,000	-	-
	Corporate Bonds & Notes	808,335,050	-	806,094,272	2,240,778
	Senior Loan Notes	23,300,329	-	23,300,329	-
	Mortgage-Backed Securities	1,300,387,940	-	1,300,282,653	105,287
	Asset-Backed Securities	178,302,865	-	178,302,865	-
	U.S. Government Agency Issues	33,960,076	-	33,960,076	-
	U.S. Treasury Obligations	1,135,984,248	-	1,135,984,248	-
	Foreign Government Bonds & Notes	337,294,503	-	337,294,503	-
	Municipal Bonds	169,709,745	-	169,709,745	-
	Short-Term Investments	105,684,070	-	105,684,070	-
	Derivatives:
	Credit Contracts
	Swaps	1,609,573	-	1,609,573	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	126,582,893	-	126,582,893	-
	Interest Rate Contracts
	Futures	4,524,859	4,524,859	-	-
	Purchased Options	1,968,384	-	1,968,384	-
	Swaps	3,478,240	-	3,478,240	-

	Total Interest Rate Contracts	9,971,483	4,524,859	5,446,624	-

	Total Assets - Derivatives	138,163,949	4,524,859	133,639,090	-

	Total Assets	4,254,676,384	26,538,859	4,225,791,460	2,346,065

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(2,474,516)	-	(2,474,516)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(35,527,672)	-	(35,527,672)	-
	Written Options	(672,767)	-	(672,767)	-

	Total Foreign Currency Contracts	(36,200,439)	-	(36,200,439)	-

	Interest Rate Contracts
	Futures	(3,943,010)	(3,943,010)	-	-
	Written Options	(2,056,494)	-	(2,056,494)	-
	Swaps	(36,943,780)	-	(36,943,780)	-

	Total Interest Rate Contracts	(42,943,284)	(3,943,010)	(39,000,274)	-

	Total Liabilities - Derivatives	(81,618,239)	(3,943,010)	(77,675,229)	-

	Total Liabilities	(81,618,239)	(3,943,010)	(77,675,229)	-

	Total	$4,173,058,145	$22,595,849	$4,148,116,231	$2,346,065

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreements	($53,740,750)	$-	($53,740,750)	$-
	Sale-buyback Financing Transactions	(25,975,061)	-	(25,975,061)	-

	Total	($79,715,811)	$-	($79,715,811)	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.2%

Consumer Discretionary - 3.6%

AutoZone Inc 1.300% due 01/13/17	$3,365,000	$3,372,554
5.500% due 11/15/15	1,165,000	1,199,493
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,829,440
Carnival Corp (Panama) 1.200% due 02/05/16	2,585,000	2,589,250
DIRECTV Holdings LLC 3.500% due 03/01/16	2,070,000	2,115,867
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,992,814
DR Horton Inc 4.750% due 05/15/17	5,750,000	6,037,500
Family Tree Escrow LLC 5.250% due 03/01/20 ~	1,775,000	1,868,188
General Motors Co 3.500% due 10/02/18	3,550,000	3,654,938
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,188,312
Mohawk Industries Inc 6.125% due 01/15/16	6,220,000	6,457,847
NBCUniversal Enterprise Inc 0.938% due 04/15/18 § ~	3,225,000	3,251,116
Newell Rubbermaid Inc 2.050% due 12/01/17	1,205,000	1,212,124
Omnicom Group Inc 5.900% due 04/15/16	6,665,000	6,977,782
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,544,119
The Interpublic Group of Cos Inc 2.250% due 11/15/17	7,590,000	7,654,295
Thomson Reuters Corp (Canada) 1.300% due 02/23/17	3,645,000	3,650,307
1.650% due 09/29/17	3,370,000	3,378,068
Time Warner Cable Inc 8.250% due 04/01/19	3,875,000	4,743,806
Viacom Inc 2.500% due 09/01/18	1,020,000	1,038,235
Whirlpool Corp 1.350% due 03/01/17	1,395,000	1,398,627
1.650% due 11/01/17	1,890,000	1,903,011

		77,057,693

Consumer Staples - 2.0%

Avon Products Inc 3.125% due 03/15/16	2,210,000	2,210,000
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	7,085,000	7,093,474
Bunge Ltd Finance Corp 3.200% due 06/15/17	2,665,000	2,747,711
4.100% due 03/15/16	6,785,000	6,959,157
CVS Health Corp 1.200% due 12/05/16	2,430,000	2,446,806
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	8,745,000	8,804,326
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,311,340
The Kroger Co 1.200% due 10/17/16	1,790,000	1,795,531
Tyson Foods Inc 2.650% due 08/15/19	2,730,000	2,798,198
Walgreens Boots Alliance Inc 1.750% due 11/17/17	1,450,000	1,463,905

	Principal Amount	Value
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	$1,105,000	$1,109,344
2.000% due 10/20/17 ~	5,080,000	5,137,206

		43,876,998

Energy - 9.0%

Anadarko Petroleum Corp 6.375% due 09/15/17	8,485,000	9,444,373
Cameron International Corp 1.150% due 12/15/16	850,000	844,030
1.400% due 06/15/17	2,875,000	2,833,775
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	5,985,000	6,479,074
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,230,281
China Shenhua Overseas Capital Co Ltd (United Kingdom) 2.500% due 01/20/18 ~	5,535,000	5,577,509
3.125% due 01/20/20 ~	7,300,000	7,439,423
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	2,246,000	2,243,646
CNOOC Nexen Finance ULC (Canada) 1.625% due 04/30/17	2,365,000	2,360,353
Concho Resources Inc 7.000% due 01/15/21	4,155,000	4,373,137
Continental Resources Inc 7.125% due 04/01/21	4,895,000	5,127,512
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,098,431
DCP Midstream Operating LP 2.500% due 12/01/17	6,075,000	5,742,649
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,588,900
Ecopetrol SA (Colombia) 4.250% due 09/18/18	3,065,000	3,218,250
Energy Transfer Partners LP 6.700% due 07/01/18	2,460,000	2,795,244
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	835,595
Enterprise Products Operating LLC 1.250% due 08/13/15	5,900,000	5,909,115
2.550% due 10/15/19	1,115,000	1,131,114
Exxon Mobil Corp 0.634% due 03/06/22 §	10,150,000	10,187,565
1.305% due 03/06/18	7,155,000	7,197,150
Freeport-McMoran Oil & Gas LLC 6.125% due 06/15/19	815,000	863,493
6.500% due 11/15/20	5,384,000	5,727,230
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	2,035,000	2,077,434
Kinder Morgan Inc 2.000% due 12/01/17	990,000	988,958
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,290,842
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,466,853
Murphy Oil Corp 2.500% due 12/01/17	8,830,000	8,708,738
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,486,069
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	770,000	758,391
3.450% due 08/01/15	3,813,000	3,829,358
ONEOK Partners LP 3.200% due 09/15/18	385,000	389,963
3.250% due 02/01/16	7,260,000	7,357,770
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,545,000	2,623,559
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19	760,000	777,100
3.500% due 07/23/20 ~	1,715,000	1,757,875

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Pioneer Natural Resources Co 5.875% due 07/15/16	$8,515,000	$8,989,967
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,197,212
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,096,876
SESI LLC 6.375% due 05/01/19	5,200,000	5,304,000
7.125% due 12/15/21	4,970,000	5,044,550
Southwestern Energy Co 3.300% due 01/23/18	1,185,000	1,208,363
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,908,247
Talisman Energy Inc (Canada) 5.125% due 05/15/15	7,660,000	7,691,161
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	6,058,368
Transocean Inc (Cayman) 2.500% due 10/15/17	6,300,000	5,803,875
4.950% due 11/15/15	1,900,000	1,940,375
5.050% due 12/15/16	1,740,000	1,763,925

		194,767,678

Financials - 17.4%

Aflac Inc 2.650% due 02/15/17	920,000	948,702
AIA Group Ltd (Hong Kong) 2.250% due 03/11/19 ~	1,446,000	1,458,373
Ally Financial Inc 2.750% due 01/30/17	5,675,000	5,668,247
American Express Co 0.852% due 05/22/18 §	8,540,000	8,551,717
Bank of America Corp 1.250% due 01/11/16	4,865,000	4,875,265
1.500% due 10/09/15	1,255,000	1,260,474
1.700% due 08/25/17	6,230,000	6,256,590
5.650% due 05/01/18	1,740,000	1,931,205
6.400% due 08/28/17	2,210,000	2,450,346
6.875% due 04/25/18	3,155,000	3,610,857
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	2,055,000	2,102,701
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	1,290,000	1,421,710
BB&T Corp 1.131% due 06/15/18 §	5,830,000	5,889,594
BPCE SA (France) 2.500% due 12/10/18	5,620,000	5,758,488
Capital One Bank USA NA 1.150% due 11/21/16	1,365,000	1,365,184
Citigroup Inc 1.550% due 08/14/17	8,570,000	8,579,444
1.800% due 02/05/18	4,815,000	4,827,664
1.850% due 11/24/17	780,000	785,877
CNA Financial Corp 6.500% due 08/15/16	2,695,000	2,887,725
Daimler Finance North America LLC 1.115% due 08/01/18 § ~	4,430,000	4,449,488
Discover Bank 2.000% due 02/21/18	250,000	250,421
7.000% due 04/15/20	5,550,000	6,595,681
Discover Financial Services 6.450% due 06/12/17	1,040,000	1,146,807
Fidelity National Financial Inc 6.600% due 05/15/17	4,335,000	4,738,034
Fifth Third Bancorp 3.625% due 01/25/16	3,265,000	3,335,674
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,512,771

	Principal Amount	Value
Ford Motor Credit Co LLC 1.684% due 09/08/17	$10,555,000	$10,544,234
3.000% due 06/12/17	5,985,000	6,170,260
General Electric Capital Corp 0.965% due 04/02/18 §	17,450,000	17,648,860
General Motors Financial Co Inc 3.000% due 09/25/17	1,575,000	1,605,980
3.150% due 01/15/20	5,400,000	5,470,173
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,572,282
Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	3,300,000	3,473,250
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	6,875,000	7,709,171
Hyundai Capital America 1.450% due 02/06/17 ~	5,585,000	5,592,903
1.625% due 10/02/15 ~	3,450,000	3,465,584
1.875% due 08/09/16 ~	2,240,000	2,260,102
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,501,235
4.375% due 07/27/16 ~	5,000,000	5,209,385
6.000% due 05/05/15 ~	750,000	752,876
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	2,006,526
JPMorgan Chase & Co 2.000% due 08/15/17	12,075,000	12,253,130
KeyCorp 3.750% due 08/13/15	3,492,000	3,530,405
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	4,883,334
Legg Mason Inc 2.700% due 07/15/19	805,000	820,779
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	3,255,000	3,311,608
Marsh & McLennan Cos Inc 2.550% due 10/15/18	2,345,000	2,410,128
Metropolitan Life Global Funding I 1.300% due 04/10/17 ~	7,025,000	7,065,176
1.500% due 01/10/18 ~	4,180,000	4,199,843
Mizuho Bank Ltd (Japan) 1.700% due 09/25/17 ~	4,085,000	4,095,878
Morgan Stanley 1.106% due 01/24/19 §	13,380,000	13,437,052
1.536% due 04/25/18 §	6,880,000	6,994,683
MUFG Union Bank NA 2.125% due 06/16/17	7,260,000	7,369,270
National Bank of Canada (Canada) 1.450% due 11/07/17	10,080,000	10,046,504
Nationwide Building Society (United Kingdom) 2.350% due 01/21/20 ~	3,140,000	3,163,622
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	7,905,340
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	12,165,000	12,191,374
PNC Bank NA 1.150% due 11/01/16	3,970,000	3,988,973
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,236,172
Principal Life Global Funding II 1.500% due 09/11/17 ~	7,780,000	7,816,932
Regions Bank 7.500% due 05/15/18	1,228,000	1,429,361
Regions Financial Corp 5.750% due 06/15/15	4,050,000	4,086,122
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,275,011

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Santander Bank NA 2.000% due 01/12/18	$1,245,000	$1,250,972
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	5,960,000	5,958,778
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	4,790,000	4,797,032
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	7,980,000	8,012,822
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,647,740
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,478,991
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	6,950,000	6,993,312
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,661,000	1,670,903
6.150% due 04/01/18	2,250,000	2,530,215
6.250% due 09/01/17	11,780,000	13,068,296
Ventas Realty LP REIT 1.250% due 04/17/17	1,185,000	1,182,823
1.550% due 09/26/16	1,990,000	2,003,711
2.000% due 02/15/18	1,945,000	1,964,754
3.125% due 11/30/15	4,850,000	4,919,607
WEA Finance LLC 1.750% due 09/15/17 ~	3,270,000	3,288,217
XLIT Ltd (Cayman) 2.300% due 12/15/18	2,795,000	2,841,623

		377,762,353

Health Care - 3.9%

AbbVie Inc 1.200% due 11/06/15	7,270,000	7,281,588
Actavis Funding SCS (Luxembourg) 2.350% due 03/12/18	8,295,000	8,411,852
Actavis Inc 1.875% due 10/01/17	4,950,000	4,963,548
Aetna Inc 1.500% due 11/15/17	2,525,000	2,538,319
Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,089,270
Catholic Health Initiatives 1.600% due 11/01/17	675,000	677,267
2.600% due 08/01/18	3,015,000	3,099,312
Celgene Corp 1.900% due 08/15/17	15,165,000	15,364,238
Express Scripts Holding Co 1.250% due 06/02/17	3,880,000	3,877,765
3.125% due 05/15/16	3,975,000	4,072,471
Hologic Inc 6.250% due 08/01/20	4,500,000	4,691,250
Humana Inc 2.625% due 10/01/19	1,800,000	1,837,094
Life Technologies Corp 3.500% due 01/15/16	6,400,000	6,526,707
McKesson Corp 0.950% due 12/04/15	1,935,000	1,939,660
1.292% due 03/10/17	3,630,000	3,634,868
Perrigo Co PLC (Ireland) 1.300% due 11/08/16	3,680,000	3,678,723
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,904,199
UnitedHealth Group Inc 1.875% due 11/15/16	2,145,000	2,181,356
Zimmer Holdings Inc 2.000% due 04/01/18	4,440,000	4,476,763

		85,246,250

	Principal Amount	Value
Industrials - 3.7%

CNH Industrial Capital LLC 3.875% due 11/01/15	$8,230,000	$8,312,300
Eaton Corp 1.500% due 11/02/17	2,745,000	2,756,617
ERAC USA Finance LLC 1.400% due 04/15/16 ~	2,851,000	2,860,588
2.750% due 03/15/17 ~	2,050,000	2,105,032
2.800% due 11/01/18 ~	470,000	484,015
5.600% due 05/01/15 ~	1,445,000	1,449,887
6.375% due 10/15/17 ~	1,865,000	2,090,603
GATX Corp 1.250% due 03/04/17	2,630,000	2,620,030
2.375% due 07/30/18	1,240,000	1,255,583
2.600% due 03/30/20	325,000	326,242
3.500% due 07/15/16	4,875,000	5,010,618
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	8,010,000	8,037,298
HPHT Finance Ltd (Cayman) 2.250% due 03/17/18 ~	1,912,000	1,919,539
Hutchison Whampoa International Ltd (Cayman) 1.625% due 10/31/17 ~	11,280,000	11,238,535
International Lease Finance Corp 2.221% due 06/15/16 §	4,265,000	4,280,994
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,024,514
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	4,895,000	4,827,248
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	5,210,000	5,286,285
2.500% due 06/15/19 ~	2,645,000	2,651,047
2.875% due 07/17/18 ~	1,735,000	1,775,755
3.125% due 05/11/15 ~	1,370,000	1,372,929
Roper Industries Inc 1.850% due 11/15/17	1,100,000	1,108,086
2.050% due 10/01/18	2,800,000	2,810,884
Southwest Airlines Co 2.750% due 11/06/19	2,705,000	2,769,495
5.750% due 12/15/16	2,050,000	2,198,709

		80,572,833

Information Technology - 2.1%

Alibaba Group Holding Ltd (Cayman) 2.500% due 11/28/19 ~	2,815,000	2,819,040
Amphenol Corp 1.550% due 09/15/17	1,670,000	1,675,478
Anstock II Ltd (Cayman) 2.125% due 07/24/17 ~	3,380,000	3,360,122
Avnet Inc 6.625% due 09/15/16	1,110,000	1,189,789
Baidu Inc (Cayman) 2.750% due 06/09/19	2,120,000	2,146,021
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,634,248
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,472,109
6.800% due 11/20/17	4,645,000	5,249,082
Juniper Networks Inc 3.100% due 03/15/16	1,260,000	1,281,746
Keysight Technologies Inc 3.300% due 10/30/19 ~	9,425,000	9,504,594
Oracle Corp 0.833% due 01/15/19 §	8,650,000	8,725,774

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Tencent Holdings Ltd (Cayman) 2.000% due 05/02/17 ~	$3,070,000	$3,088,297
2.875% due 02/11/20 ~	1,565,000	1,578,157
Xerox Corp 2.950% due 03/15/17	800,000	824,103

		44,548,560

Materials - 1.5%

Anglo American Capital PLC (United Kingdom) 1.203% due 04/15/16 § ~	2,350,000	2,349,375
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,952,574
Goldcorp Inc (Canada) 2.125% due 03/15/18	4,925,000	4,960,174
INVISTA Finance LLC 4.250% due 10/15/19 ~	2,260,000	2,257,175
Martin Marietta Materials Inc 1.373% due 06/30/17 §	3,025,000	3,009,927
Rock-Tenn Co 3.500% due 03/01/20	5,145,000	5,347,008
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,390,896
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	2,085,000	2,211,374

		33,478,503

Telecommunication Services - 2.2%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	3,640,000	3,704,209
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,311,418
GTP Acquisition Partners I LLC 2.364% due 05/15/43 ~	3,080,000	3,076,384
4.347% due 06/15/41 ~	2,485,000	2,532,624
SBA Tower Trust 2.240% due 04/15/43 ~	3,520,000	3,522,142
2.933% due 12/15/42 ~	10,900,000	11,036,697
3.598% due 04/15/43 ~	2,775,000	2,780,801
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	4,535,000	4,744,744
Verizon Communications Inc 1.350% due 06/09/17	3,635,000	3,638,715
2.625% due 02/21/20	2,863,000	2,918,018

		47,265,752

Utilities - 1.8%

Commonwealth Edison Co 1.950% due 09/01/16	1,605,000	1,632,068
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,191,212
Duke Energy Corp 1.625% due 08/15/17	2,775,000	2,806,088
2.150% due 11/15/16	6,350,000	6,478,797
Exelon Generation Co LLC 2.950% due 01/15/20	1,900,000	1,934,196
Georgia Power Co 0.591% due 03/15/16 §	2,445,000	2,444,225
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,285,529
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,463,338
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	625,631
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,315,220
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,505,292

	Principal Amount	Value
PSEG Power LLC 2.750% due 09/15/16	$1,755,000	$1,798,128
San Diego Gas & Electric Co 1.914% due 02/01/22	1,975,000	1,988,128
The Southern Co 1.950% due 09/01/16	1,995,000	2,026,393
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	5,745,000	5,780,734

		39,274,979

Total Corporate Bonds & Notes (Cost $1,017,871,274)		1,023,851,599

MORTGAGE-BACKED SECURITIES - 22.3%

Collateralized Mortgage Obligations - Commercial - 8.5%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	2,620,000	2,659,428
5.448% due 09/10/47 "	255,000	267,901
6.011% due 02/10/51 " §	210,000	228,405
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	1,190,688	1,191,678
Bear Stearns Commercial Mortgage Securities Trust 4.674% due 06/11/41 "	165,274	165,409
Citigroup Commercial Mortgage Trust 1.199% due 03/10/47 "	2,551,182	2,550,322
1.242% due 05/10/47 "	2,352,458	2,350,105
1.353% due 02/10/48 "	2,901,607	2,900,249
1.378% due 09/10/46 "	2,661,615	2,667,594
1.392% due 07/10/47 "	1,712,329	1,714,715
1.485% due 10/10/47 "	701,746	703,487
Commercial Mortgage Trust 1.022% due 02/13/32 " § ~	1,720,000	1,718,424
1.218% due 02/10/47 "	6,661,407	6,655,339
1.259% due 04/10/47 "	3,594,353	3,585,227
1.275% due 05/10/47 "	1,688,855	1,687,034
1.298% due 03/10/47 "	3,294,229	3,297,720
1.309% due 08/10/47 "	1,563,272	1,562,681
1.324% due 11/10/47 "	1,929,841	1,927,633
1.373% due 09/10/47 "	4,257,858	4,263,217
1.381% due 10/10/47 "	2,252,709	2,253,359
1.415% due 08/10/47 "	3,304,039	3,307,556
1.442% due 07/15/47 "	2,448,977	2,448,392
1.445% due 12/10/47 "	2,766,296	2,772,003
1.494% due 12/10/47 "	839,719	843,512
1.569% due 03/10/48 "	815,000	818,641
5.167% due 06/10/44 " §	1,555,000	1,567,468
6.014% due 07/10/38 " §	2,314,985	2,400,619
Credit Suisse Mortgage Trust 1.050% due 04/15/27 " § ~	860,000	857,366
CSAIL Commercial Mortgage Trust 1.684% due 04/15/50 "	840,000	845,447
DBUBS Mortgage Trust 2.238% due 08/10/44 "	581,723	584,517
Freddie Mac Multifamily Structured Pass-Through Certificates 1.369% due 05/25/19 "	7,571,658	7,604,504
1.426% due 08/25/17 "	7,240,000	7,319,832
GS Mortgage Securities Trust 1.290% due 06/10/47 "	1,793,327	1,793,518
1.343% due 04/10/47 "	1,069,269	1,068,703
1.509% due 09/10/47 "	3,543,251	3,559,050
1.528% due 02/10/48 "	4,368,482	4,385,715
5.553% due 04/10/38 " §	1,655,000	1,682,605

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 1.031% due 05/15/45 "	$104,524	$104,563
1.268% due 07/15/47 "	2,177,400	2,176,822
5.481% due 12/12/44 " §	1,412,135	1,442,132
5.694% due 02/12/49 " §	4,010,000	4,321,659
JPMBB Commercial Mortgage Securities Trust 1.085% due 07/15/45 "	1,317,833	1,319,203
1.266% due 04/15/47 "	2,005,106	2,005,594
1.322% due 08/15/47 "	1,880,680	1,881,433
1.414% due 02/15/48 "	3,656,472	3,654,073
1.451% due 09/15/47 "	2,036,230	2,041,497
1.539% due 11/15/47 "	635,929	637,690
1.596% due 01/15/48 "	6,690,294	6,712,191
1.650% due 09/15/47 "	1,668,854	1,679,416
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	698,061	701,504
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	1,500,000	1,583,043
Morgan Stanley Bank of America Merrill Lynch Trust 1.250% due 02/15/47 "	1,779,892	1,775,470
1.294% due 06/15/47 "	1,283,624	1,279,844
1.313% due 10/15/46 "	2,541,800	2,558,196
1.551% due 08/15/47 "	3,778,050	3,788,012
1.573% due 12/15/47 "	4,825,945	4,851,879
1.686% due 10/15/47 "	1,942,162	1,957,191
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	9,889,802	10,255,063
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47 "	5,990,679	6,002,702
1.454% due 02/15/48 "	3,284,722	3,283,978
1.471% due 04/15/50 "	3,190,000	3,193,775
1.730% due 02/15/48 "	6,150,000	6,193,982
WFRBS Commercial Mortgage Trust 1.154% due 12/15/46 "	1,635,627	1,639,654
1.193% due 03/15/47 "	3,742,869	3,737,087
1.233% due 03/15/47 "	2,989,124	2,986,020
1.283% due 05/15/47 "	3,206,650	3,209,214
1.390% due 11/15/47 "	602,858	603,010
1.413% due 08/15/47 "	4,271,532	4,283,478
1.479% due 09/15/57 "	2,394,268	2,402,835
1.607% due 06/15/44 " ~	336,729	337,097
1.663% due 10/15/57 "	1,331,321	1,342,031

		184,150,713

Collateralized Mortgage Obligations - Residential - 4.3%

Bear Stearns Adjustable Rate Mortgage Trust 2.271% due 04/25/34 " §	236,192	233,980
3.015% due 11/25/34 " §	851,830	858,474
Bear Stearns ALT-A Trust 0.814% due 04/25/34 " §	503,864	492,616
Chase Mortgage Finance Trust 2.415% due 02/25/37 " §	659,117	660,856
2.474% due 02/25/37 " §	294,663	292,591
2.524% due 02/25/37 " §	1,688,691	1,689,273
2.526% due 02/25/37 " §	2,016,436	1,992,573
2.528% due 02/25/37 " §	861,056	829,297
Countrywide Home Loan Mortgage Pass-Through Trust 2.416% due 11/20/34 " §	448,728	432,044
Fannie Mae 5.000% due 08/25/19 "	2,871,366	2,991,271
Fannie Mae Connecticut Avenue Securities 1.674% due 02/25/25 " §	2,513,453	2,527,741
2.124% due 11/25/24 " §	2,635,730	2,662,154
2.274% due 11/25/24 " §	1,376,439	1,392,452

	Principal Amount	Value
Fosse Master Issuer PLC (United Kingdom) 1.657% due 10/18/54 " § ~	$2,629,458	$2,644,180
Freddie Mac 0.625% due 05/15/36 - 09/15/42 " §	27,164,859	27,243,022
7.000% due 09/15/30 "	648,803	734,605
Freddie Mac Structured Agency Credit Risk Debt Notes 1.223% due 03/25/25 " §	680,000	680,849
1.624% due 09/25/24 " §	3,680,045	3,703,334
1.824% due 10/25/24 " §	2,755,617	2,767,991
HarborView Mortgage Loan Trust 0.516% due 06/20/35 " §	732,259	695,066
JPMorgan Mortgage Trust 2.489% due 07/25/35 " §	290,644	292,474
2.556% due 07/25/35 " §	1,146,487	1,166,383
Lanark Master Issuer PLC (United Kingdom) 0.762% due 12/22/54 " § ~	4,741,641	4,749,455
MASTR Adjustable Rate Mortgages Trust 1.676% due 09/25/34 " §	808,530	749,819
Merrill Lynch Mortgage Investors Trust 2.522% due 12/25/35 " §	5,582,000	5,393,471
Sequoia Mortgage Trust 0.983% due 11/20/34 " §	674,082	645,413
Silverstone Master Issuer PLC (United Kingdom) 1.806% due 01/21/55 " § ~	4,885,000	4,921,281
Structured Adjustable Rate Mortgage Loan Trust 2.415% due 06/25/34 " §	2,293,488	2,300,100
2.427% due 05/25/34 " §	647,552	649,429
2.499% due 11/25/34 " §	1,494,679	1,505,312
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.443% due 07/25/33 " §	367,124	364,549
WaMu Mortgage Pass-Through Certificates Trust 0.464% due 07/25/45 " §	2,732,201	2,572,529
0.494% due 08/25/45 " §	1,732,841	1,650,185
2.372% due 06/25/34 " §	554,066	560,603
2.393% due 09/25/35 " §	9,000,000	8,684,626
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	394,547	418,282
Wells Fargo Mortgage-Backed Securities Trust 2.602% due 08/25/33 " §	1,136,999	1,162,480

		93,310,760

Fannie Mae - 7.5%

1.933% due 01/01/35 " §	27,202	28,577
1.942% due 05/01/35 " §	2,915,487	3,082,316
2.014% due 05/01/35 " §	562,296	597,940
2.125% due 03/01/35 " §	651,796	695,861
2.162% due 01/01/35 " §	879,578	938,729
2.178% due 12/01/33 " §	1,585,363	1,691,514
2.191% due 10/01/34 " §	740,834	792,170
2.194% due 02/01/33 - 04/01/33 " §	369,095	393,912
2.201% due 04/01/34 " §	1,850,283	1,985,492
2.240% due 12/01/33 " §	794,921	847,291
2.250% due 05/01/33 " §	49,058	49,318
2.284% due 04/01/35 " §	358,702	374,994
2.308% due 06/01/35 " §	1,150,311	1,229,094
2.310% due 07/01/35 - 11/01/35 " §	1,927,561	2,076,818
2.339% due 02/01/34 " §	1,073,087	1,157,458
2.340% due 01/01/34 " §	1,674,704	1,786,459
2.375% due 06/01/33 " §	1,149,801	1,220,378
2.383% due 06/01/35 " §	723,691	775,021
2.414% due 07/01/35 " §	1,260,057	1,353,896
2.425% due 05/01/33 - 08/01/33 " §	2,869,504	3,091,116

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
2.452% due 02/01/33 " §	$346,359	$369,001
3.500% due 12/01/25 - 11/01/44 "	39,012,224	41,385,013
4.000% due 07/01/25 - 10/01/41 "	15,959,809	17,058,327
4.500% due 05/01/25 - 05/01/45 "	30,555,073	33,054,444
5.000% due 07/01/24 - 07/01/35 "	5,162,991	5,702,462
5.500% due 01/01/18 - 12/01/39 "	26,182,512	29,351,889
6.000% due 01/01/18 - 10/01/40 "	8,446,082	9,599,929
6.500% due 05/01/33 "	1,146,677	1,396,175
7.000% due 05/01/33 - 06/01/33 "	341,293	380,823

		162,466,417

Freddie Mac - 1.2%

2.119% due 02/01/35 " §	498,540	527,882
2.344% due 09/01/35 " §	1,719,534	1,841,962
2.350% due 03/01/35 " §	642,503	680,655
2.375% due 08/01/35 " §	1,859,336	1,989,842
2.409% due 03/01/35 " §	545,724	582,439
4.000% due 08/01/26 "	13,819,594	14,737,667
5.500% due 03/01/18 - 06/01/41 "	2,258,595	2,508,019
6.000% due 04/01/33 "	2,854,649	3,277,707

		26,146,173

Government National Mortgage Association - 0.8%

1.625% due 09/20/34 - 01/20/35 " §	3,489,898	3,619,221
3.000% due 10/20/44 - 11/20/44 " §	3,678,944	3,847,683
3.500% due 03/20/43 "	5,386,136	5,716,540
5.000% due 12/20/34 - 02/20/40 "	1,216,909	1,364,863
5.500% due 07/15/20 "	577,038	614,191
6.000% due 01/15/22 - 07/15/36 "	3,114,134	3,521,423

		18,683,921

Total Mortgage-Backed Securities (Cost $481,701,296)		484,757,984

ASSET-BACKED SECURITIES - 17.9%

Ally Auto Receivables Trust
0.750% due 02/21/17 "	3,700,000	3,696,783
3.150% due 10/15/18 " ~	1,345,000	1,372,883
Ally Master Owner Trust 1.000% due 02/15/18 "	3,710,000	3,718,307
American Express Credit Account Master Trust 0.990% due 03/15/18 "	4,800,000	4,807,183
1.260% due 01/15/20 "	4,350,000	4,363,668
1.290% due 03/15/18 " ~	5,485,000	5,494,873
AmeriCredit Automobile Receivables Trust 0.960% due 01/09/17 "	85,597	85,603
1.260% due 11/08/19 "	6,865,000	6,876,094
1.600% due 07/08/19 "	2,930,000	2,929,908
1.730% due 02/08/17 "	385,463	385,650
ARI Fleet Lease Trust 0.810% due 11/15/22 " ~	4,195,254	4,194,987
Ascentium Equipment Receivable LLC 1.150% due 07/10/17 " ~	2,505,000	2,508,067
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	409,364	409,348
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	2,875,000	2,892,405
Capital Auto Receivables Asset Trust
1.090% due 03/20/18 "	3,170,000	3,171,000
1.260% due 05/21/18 "	6,230,000	6,255,038
1.320% due 06/20/18 "	3,000,000	3,012,312
1.480% due 11/20/18 "	3,040,000	3,047,886
2.220% due 01/22/19 "	870,000	882,534
CarMax Auto Owner Trust
0.840% due 03/15/17 "	1,654,127	1,655,439
1.250% due 11/15/19 "	2,395,000	2,399,213
1.380% due 11/15/19 "	2,375,000	2,383,774
1.690% due 08/15/19 "	435,000	435,842

	Principal Amount	Value
1.810% due 07/15/20 "	$1,450,000	$1,463,444
1.930% due 11/15/19 "	620,000	620,770
CCG Receivables Trust 1.060% due 11/15/21 " ~	2,328,087	2,329,138
Chase Issuance Trust 1.010% due 10/15/18 "	4,690,000	4,700,555
Citibank Credit Card Issuance Trust 1.020% due 02/22/19 "	11,265,000	11,275,257
CNH Equipment Trust
0.690% due 06/15/18 "	3,592,456	3,594,066
0.860% due 09/15/17 "	1,777,367	1,778,019
0.910% due 05/15/19 "	7,845,000	7,843,600
1.050% due 11/15/19 "	5,095,000	5,100,931
CNH Wholesale Master Note Trust 0.775% due 08/15/19 " § ~	2,680,000	2,685,854
DB Master Finance LLC 3.262% due 02/20/45 " ~	7,105,000	7,179,897
Diamond Resorts Owner Trust
2.270% due 05/20/26 " ~	1,972,603	1,983,815
2.540% due 05/20/27 " ~	3,169,191	3,186,945
Discover Card Execution Note Trust
0.860% due 11/15/17 "	13,175,000	13,182,200
1.390% due 04/15/20 "	6,065,000	6,085,873
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	4,681,481	4,872,987
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	1,787,646	1,785,209
Enterprise Fleet Financing LLC
0.680% due 09/20/18 " ~	2,080,477	2,079,970
0.870% due 09/20/19 " ~	2,042,526	2,042,947
1.050% due 03/20/20 " ~	10,265,000	10,259,041
1.060% due 03/20/19 " ~	1,544,092	1,546,601
1.300% due 09/20/20 " ~	4,285,000	4,292,173
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	567,235	565,913
Ford Credit Auto Lease Trust
1.100% due 11/15/17 "	2,505,000	2,507,758
1.230% due 11/15/16 "	2,800,000	2,798,729
1.510% due 08/15/17 "	1,915,000	1,921,783
Ford Credit Auto Owner Trust
0.670% due 04/15/18 "	2,855,000	2,853,625
1.060% due 05/15/19 "	4,620,000	4,630,213
Ford Credit Floorplan Master Owner Trust
1.400% due 08/15/19 "	6,760,000	6,779,824
1.420% due 01/15/20 "	3,795,000	3,796,875
GE Dealer Floorplan Master Note Trust
0.556% due 07/20/19 " §	10,700,000	10,695,859
0.576% due 04/20/18 " §	11,260,000	11,266,311
0.626% due 10/20/19 " §	6,980,000	6,981,054
GE Equipment Small Ticket LLC 0.950% due 09/25/17 " ~	6,535,000	6,538,336
GE Equipment Transportation LLC
1.280% due 02/25/19 "	1,231,000	1,233,147
1.480% due 08/23/22 "	1,680,000	1,687,124
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	3,870,000	3,867,008
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	2,546,882	2,532,609
Honda Auto Receivables Owner Trust
0.990% due 09/17/18 "	3,450,000	3,456,086
1.040% due 02/18/20 "	725,000	726,191
1.050% due 10/15/18 "	3,160,000	3,165,522
1.130% due 09/16/19 "	1,460,000	1,465,649
Hyundai Auto Lease Securitization Trust
1.260% due 09/17/18 " ~	3,015,000	3,018,291
1.650% due 08/15/19 " ~	5,405,000	5,429,136
Hyundai Auto Receivables Trust
0.750% due 09/17/18 "	4,845,000	4,840,736
1.050% due 04/15/19 "	2,720,000	2,717,821
John Deere Owner Trust 1.320% due 06/17/19 "	1,480,000	1,485,998

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Kubota Credit Owner Trust
0.580% due 02/15/17 " ~	$2,029,956	$2,028,883
1.540% due 03/15/19 " ~	5,495,000	5,500,948
Mercedes Benz Auto Lease Trust
0.620% due 07/15/16 "	2,552,780	2,554,165
1.100% due 08/15/17 "	11,015,000	11,034,667
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	7,900,000	7,891,049
Motor PLC (United Kingdom) 0.654% due 08/25/21 " § ~	2,164,206	2,167,727
MVW Owner Trust
2.150% due 04/22/30 " ~	706,774	710,240
2.250% due 09/20/31 " ~	2,269,188	2,274,237
Navistar Financial Dealer Note Master Trust 0.854% due 09/25/18 " § ~	3,515,000	3,518,207
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	4,215,000	4,231,788
Nissan Master Owner Trust Receivables
0.645% due 05/15/17 " §	11,635,000	11,638,491
1.440% due 01/15/20 "	7,380,000	7,390,207
Sierra Receivables Funding Co LLC 2.400% due 03/22/32 " ~	5,020,000	5,031,515
Sierra Timeshare Receivables Funding LLC
1.590% due 11/20/29 " ~	917,893	917,146
2.050% due 06/20/31 " ~	1,936,757	1,948,306
2.070% due 03/20/30 " ~	2,613,955	2,616,308
2.200% due 10/20/30 " ~	1,526,528	1,540,008
2.300% due 10/20/31 " ~	2,533,190	2,557,869
SMART ABS Trust (Australia) 0.990% due 08/14/17 "	2,680,000	2,681,563
SMART Trust (Australia)
0.840% due 09/14/16 "	1,731,621	1,733,241
0.950% due 02/14/18 "	5,370,000	5,365,231
0.970% due 03/14/17 "	1,540,702	1,540,548
1.180% due 02/14/19 "	940,000	935,112
1.590% due 10/14/16 " ~	2,509,946	2,516,422
Synchrony Credit Card Master Note Trust
0.655% due 05/15/19 " §	2,840,000	2,844,307
1.610% due 11/15/20 "	6,505,000	6,527,143
1.690% due 03/15/21 "	4,340,000	4,345,774
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	1,830,000	1,838,687
Volkswagen Auto Loan Enhanced Trust
0.910% due 10/22/18 "	735,000	734,269
1.390% due 05/20/21 "	5,895,000	5,899,383
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,149,188
Volvo Financial Equipment LLC 0.820% due 04/16/18 " ~	2,470,000	2,465,818
Wheels SPV LLC 0.840% due 03/20/23 " ~	2,787,735	2,787,743
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	1,390,000	1,394,276
World Omni Automobile Lease Securitization Trust 1.370% due 01/15/20 "	1,965,000	1,979,004

Total Asset-Backed Securities (Cost $388,466,410)		389,119,157

U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae
0.375% due 07/05/16	6,400,000	6,396,793
0.625% due 08/26/16	23,110,000	23,173,830
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,586,151
Freddie Mac 0.875% due 10/14/16	30,615,000	30,789,873

Total U.S. Government Agency Issues (Cost $64,692,597)		64,946,647

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.6%

U.S. Treasury Inflation Protected Securities - 1.5%

0.500% due 04/15/15 ^	$15,375,300	$15,413,739
1.875% due 07/15/15 ^	17,713,058	17,998,132

		33,411,871

U.S. Treasury Notes - 3.1%

0.875% due 11/15/17	7,500,000	7,519,335
1.000% due 09/15/17	32,405,000	32,625,257
1.250% due 01/31/20	22,935,000	22,813,169
1.750% due 09/30/19 ‡	4,390,000	4,474,029

		67,431,790

Total U.S. Treasury Obligations (Cost $100,451,964)		100,843,661

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Iceland Government International (Iceland) 4.875% due 06/16/16 ~	9,600,000	10,002,451
Mexican Bonos (Mexico) 7.750% due 12/14/17	MXN 351,340,000	24,950,127

Total Foreign Government Bonds & Notes (Cost $35,740,119)		34,952,578

MUNICIPAL BONDS - 0.4%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	$6,475,000	6,523,109
University of California 0.672% due 07/01/41 §	1,915,000	1,915,307

Total Municipal Bonds (Cost $8,390,000)		8,438,416

SHORT-TERM INVESTMENTS - 3.4%

Commercial Paper - 0.5%

Baptist Memorial Health Care 0.000% due 04/16/15	10,750,000	10,750,000

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/14, repurchase price of $62,597,720; collateralized by Federal Home Loan Bank: 3.300% due 09/07/32 and value $36,671,600; and Fannie Mae: 3.400% due 03/14/33 and value $27,180,450)	62,597,720	62,597,720

Total Short-Term Investments (Cost $73,347,720)		73,347,720

TOTAL INVESTMENTS - 100.4% (Cost $2,170,661,380)		2,180,257,762

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(9,124,102)

NET ASSETS - 100.0%		$2,171,133,660

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2015, an investment with a value of $203,828 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (06/15)	211	($85,719)

(d)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,027,356	MXN	78,195,000	05/15	BRC	($88,544)
USD	10,020,762	MXN	149,620,000	05/15	BRC	231,888
USD	5,030,329	MXN	75,715,000	05/15	JPM	76,682
USD	5,491,252	MXN	84,115,000	05/15	RBS	(11,963)

Total Forward Foreign Currency Contracts						$208,063

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,023,851,599	$-	$1,023,851,599	$-
	Mortgage-Backed Securities	484,757,984	-	484,757,984	-
	Asset-Backed Securities	389,119,157	-	389,119,157	-
	U.S. Government Agency Issues	64,946,647	-	64,946,647	-
	U.S. Treasury Obligations	100,843,661	-	100,843,661	-
	Foreign Government Bonds & Notes	34,952,578	-	34,952,578	-
	Municipal Bonds	8,438,416	-	8,438,416	-
	Short-Term Investments	73,347,720	-	73,347,720	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	308,570	-	308,570	-

	Total Assets	2,180,566,332	-	2,180,566,332	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(100,507)	-	(100,507)	-
	Interest Rate Contracts
	Futures	(85,719)	(85,719)	-	-

	Total Liabilities - Derivatives	(186,226)	(85,719)	(100,507)	-

	Total Liabilities	(186,226)	(85,719)	(100,507)	-

	Total	$2,180,380,106	($85,719)	$2,180,465,825	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.6%

Austria - 0.1%

Sappi Papier Holding GmbH 7.750% due 07/15/17 ~	$1,000,000	$1,090,000

Azerbaijan - 0.4%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	2,597,000	2,397,348
5.450% due 02/09/17 ~	1,941,000	1,984,905

		4,382,253

Bangladesh - 0.2%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	2,460,000	2,533,800

Barbados - 0.3%

Columbus International Inc 7.375% due 03/30/21 ~	3,570,000	3,766,350

Bermuda - 1.5%

Digicel Group Ltd
7.125% due 04/01/22 ~	2,700,000	2,476,440
8.250% due 09/30/20 ~	11,500,000	11,574,750
Digicel Ltd 6.000% due 04/15/21 ~	4,225,000	4,024,312

		18,075,502

Brazil - 0.0%

Oi SA 9.750% due 09/15/16 ~	BRL 2,000,000	563,989

Canada - 0.7%

Pacific Rubiales Energy Corp
5.125% due 03/28/23 ~	$2,100,000	1,233,750
5.375% due 01/26/19 ~	965,000	639,313
5.625% due 01/19/25 ~	7,822,000	4,620,455
7.250% due 12/12/21 ~	3,200,000	2,143,040

		8,636,558

Cayman - 4.3%

Agile Property Holdings Ltd
8.875% due 04/28/17 ~	992,000	977,755
9.875% due 03/20/17 ~	1,510,000	1,505,470
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	3,710,000	3,746,748
Central China Real Estate Ltd
6.500% due 06/04/18 ~	1,300,000	1,240,139
8.000% due 01/28/20 ~	1,182,000	1,141,691
China Hongqiao Group Ltd
6.875% due 05/03/18 ~	870,000	843,504
7.625% due 06/26/17 ~	1,650,000	1,634,073
China SCE Property Holdings Ltd 11.500% due 11/14/17 ~	3,710,000	3,617,250
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	875,000	923,125
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	2,198,000	2,382,192
Comcel Trust 6.875% due 02/06/24 ~	3,200,000	3,417,600
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 3,900,000	5,902,701
EP PetroEcuador 5.897% due 09/24/19 § ~	$3,660,000	3,220,800

	Principal Amount	Value
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	$1,048,000	$1,199,960
Kaisa Group Holdings Ltd
8.875% due 03/19/18 ~	1,520,000	904,400
9.000% due 06/06/19 ~	715,000	412,913
10.250% due 01/08/20 ~	1,320,000	785,400
KWG Property Holding Ltd
8.975% due 01/14/19 ~	1,760,000	1,716,000
13.250% due 03/22/17 ~	1,410,000	1,519,275
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	2,050,000	1,957,750
MIE Holdings Corp
6.875% due 02/06/18 ~	800,000	516,400
7.500% due 04/25/19 ~	3,045,000	1,823,194
Nile Finance Ltd 5.250% due 08/05/15 ~	1,580,000	1,604,016
Odebrecht Drilling Norbe VIII/IX Ltd 6.350% due 06/30/21 ~	1,442,450	1,251,325
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	3,460,000	3,442,700
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	196,000	204,820
Times Property Holdings Ltd 12.625% due 03/21/19 ~	1,655,000	1,689,237
Yuzhou Properties Co Ltd
8.625% due 01/24/19 ~	2,535,000	2,414,587
8.750% due 10/04/18 ~	935,000	897,600

		52,892,625

Chile - 0.8%

Banco del Estado de Chile
3.875% due 02/08/22 ~	650,000	670,109
4.125% due 10/07/20 ~	745,000	789,873
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	1,580,000	1,664,361
3.875% due 11/03/21 ~	1,750,000	1,850,179
4.875% due 11/04/44 ~	1,978,000	2,077,252
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	800,000	858,781
6.250% due 07/08/19 ~	1,275,000	1,423,020

		9,333,575

Colombia - 0.5%

Colombia Telecomunicaciones SA ESP 5.375% due 09/27/22 ~	2,505,000	2,557,480
Ecopetrol SA 7.625% due 07/23/19	925,000	1,090,575
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 1,358,000,000	568,663
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	982,542
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	2,254,000,000	923,967

		6,123,227

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	$1,340,000	1,372,830
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,360,000	1,390,600
Instituto Costarricense de Electricidad
6.375% due 05/15/43 ~	1,400,000	1,184,750
6.950% due 11/10/21 ~	200,000	211,250

		4,159,430

Dominican Republic - 0.1%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 § ~	1,935,000	1,872,112

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	$1,850,000	$1,990,600

Hong Kong - 0.4%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,680,000	1,728,130
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 7,650,000	1,241,663
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$1,830,000	1,992,266

		4,962,059

India - 0.2%

Export-Import Bank of India
4.000% due 08/07/17 ~	490,000	513,590
4.000% due 01/14/23 ~	1,580,000	1,639,010

		2,152,600

Indonesia - 0.4%

P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	1,960,000	1,293,600
P.T. Pertamina Persero 6.000% due 05/03/42 ~	1,799,000	1,826,884
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	1,399,000	1,533,654

		4,654,138

Ireland - 3.3%

Alfa Bank OJSC
7.500% due 09/26/19 ~	4,610,000	4,317,818
7.750% due 04/28/21 ~	1,670,000	1,647,522
7.875% due 09/25/17 ~	500,000	514,920
8.625% due 04/26/16 ~	RUB 28,900,000	470,494
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$3,100,000	1,395,000
Credit Bank of Moscow 7.700% due 02/01/18 ~	4,208,000	4,051,042
Metalloinvest Finance Ltd
5.625% due 04/17/20 ~	3,992,000	3,600,784
6.500% due 07/21/16 ~	1,030,000	1,026,138
Rosneft Oil Co 4.199% due 03/06/22 ~	6,554,000	5,202,237
Vimpel Communications 7.748% due 02/02/21 ~	4,100,000	4,074,170
Vnesheconombank
5.450% due 11/22/17 ~	1,200,000	1,159,800
5.942% due 11/21/23 ~	3,120,000	2,566,200
6.025% due 07/05/22 ~	2,907,000	2,478,217
6.800% due 11/22/25 ~	4,364,000	3,698,490
6.902% due 07/09/20 ~	4,456,000	4,121,800

		40,324,632

Kazakhstan - 3.3%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	3,447,000	2,953,734
Halyk Savings Bank of Kazakhstan JSC
7.250% due 05/03/17 ~	889,000	897,977
7.250% due 01/28/21 ~	1,880,000	1,835,256
Kaspi Bank JSC 9.875% due 10/28/16 ~	690,000	676,200
Kazkommertsbank JSC
5.500% due 12/21/22 ~	2,488,165	1,716,834
6.875% due 02/13/17	EUR 2,850,000	3,034,432
7.500% due 11/29/16 ~	$4,460,000	4,453,310
8.000% due 11/03/15 ~	3,970,000	3,982,704
8.500% due 05/11/18 ~	2,587,000	2,392,975

	Principal Amount	Value
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	$3,330,000	$2,888,775
5.750% due 04/30/43 ~	4,149,000	3,278,540
6.000% due 11/07/44 ~	600,000	481,800
6.375% due 04/09/21 ~	1,340,000	1,342,680
7.000% due 05/05/20 ~	4,233,000	4,320,454
9.125% due 07/02/18 ~	2,040,000	2,222,682
Zhaikmunai LLP 7.125% due 11/13/19 ~	5,000,000	4,337,500

		40,815,853

Luxembourg - 3.3%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 3,000,000	784,885
Evraz Group SA 9.500% due 04/24/18 ~	$790,000	811,030
Gazprom Neft OAO
4.375% due 09/19/22 ~	4,513,000	3,655,530
6.000% due 11/27/23 ~	2,150,000	1,865,125
Gazprom OAO
4.300% due 11/12/15 ~	1,500,000	1,503,000
4.950% due 02/06/28 ~	1,900,000	1,591,231
8.625% due 04/28/34 ~	975,000	1,047,345
9.250% due 04/23/19 ~	1,500,000	1,618,650
MHP SA
8.250% due 04/02/20 ~	6,300,000	4,214,070
10.250% due 04/29/15 ~	2,602,000	2,472,420
Millicom International Cellular SA
4.750% due 05/22/20 ~	970,000	954,480
6.000% due 03/15/25 ~	1,800,000	1,802,250
6.625% due 10/15/21 ~	2,115,000	2,244,544
Minerva Luxembourg SA
7.750% due 01/31/23 ~	400,000	395,000
12.250% due 02/10/22 ~	3,550,000	3,958,250
Puma International Financing SA 6.750% due 02/01/21 ~	1,750,000	1,780,625
QGOG Constellation SA 6.250% due 11/09/19 ~	600,000	343,500
Sberbank of Russia
5.125% due 10/29/22 ~	1,720,000	1,384,600
5.250% due 05/23/23 ~	800,000	630,000
5.500% due 02/26/24 § ~	2,650,000	2,062,363
TMK OAO
6.750% due 04/03/20 ~	2,415,000	1,888,530
7.750% due 01/27/18 ~	3,350,000	3,031,750

		40,039,178

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	1,080,000	1,220,687
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,615,000	1,815,252
7.875% due 05/22/22 ~	820,000	1,077,288
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,705,000	1,884,707

		5,997,934

Mexico - 1.7%

Cemex SAB de CV
5.700% due 01/11/25 ~	775,000	766,475
5.875% due 03/25/19 ~	920,000	952,200
6.500% due 12/10/19 ~	2,250,000	2,396,250
7.250% due 01/15/21 ~	730,000	781,100
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,740,000	1,857,450
5.750% due 02/14/42 ~	2,195,000	2,447,425
Elementia SAB de CV 5.500% due 01/15/25 ~	300,000	298,950
Grupo Televisa SAB 7.250% due 05/14/43	MXN 20,000,000	1,149,529

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos
5.500% due 06/27/44	$1,948,000	$1,974,785
5.625% due 01/23/46 ~	2,957,000	3,015,549
6.000% due 03/05/20	530,000	607,115
6.500% due 06/02/41	1,941,000	2,207,887
7.190% due 09/12/24 ~	MXN 15,590,000	1,009,285
Red de Carreteras de Occidente SAPIB de CV 9.000% due 06/10/28 ~	16,240,000	1,029,373

		20,493,373

Netherlands - 4.5%

Access Finance BV 7.250% due 07/25/17 ~	$770,000	684,361
Bite Finance International BV 7.548% due 02/15/18 § ~	EUR 330,000	347,736
FBN Finance Co BV
8.000% due 07/23/21 § ~	$4,938,000	3,895,223
8.250% due 08/07/20 § ~	3,695,000	2,947,428
GTB Finance BV 6.000% due 11/08/18 ~	1,120,000	1,039,024
Hyva Global BV 8.625% due 03/24/16 ~	1,545,000	1,432,987
Indo Energy Finance BV 7.000% due 05/07/18 ~	1,280,000	1,056,000
Indo Energy Finance II BV
6.375% due 01/24/23 ~	3,581,000	2,381,365
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	1,238,000	1,236,700
6.950% due 07/10/42 ~	2,451,000	2,267,665
Majapahit Holding BV
7.750% due 01/20/20 ~	990,000	1,172,160
8.000% due 08/07/19 ~	1,550,000	1,832,875
Marfrig Holding Europe BV
6.875% due 06/24/19 ~	1,550,000	1,321,375
8.375% due 05/09/18 ~	4,160,000	3,952,000
Metinvest BV
8.750% due 02/14/18 ~	6,600,000	2,865,060
10.500% due 11/28/17 ~	3,052,000	1,403,920
New World Resources NV
8.000% PIK due 04/07/20 ~	EUR 2,616,728	1,688,182
Nostrum Oil & Gas Finance BV 6.375% due 02/14/19 ~	$2,810,000	2,430,369
Petrobras Global Finance BV (Netherlands)
5.875% due 03/01/18	1,270,000	1,219,200
6.250% due 03/17/24	5,484,000	5,184,025
6.875% due 01/20/40	4,860,000	4,439,902
VimpelCom Holdings BV
6.255% due 03/01/17 ~	830,000	818,587
7.504% due 03/01/22 ~	4,600,000	4,387,250
9.000% due 02/13/18 ~	RUB 62,918,000	971,813
VTR Finance BV 6.875% due 01/15/24 ~	$4,000,000	4,160,000

		55,135,207

Nigeria - 0.3%

Access Bank PLC 9.250% due 06/24/21 § ~	2,900,000	2,349,580
Seven Energy Ltd 10.250% due 10/11/21 ~	1,600,000	1,220,320

		3,569,900

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,710,000	1,899,938
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	3,085,000	4,153,182

		6,053,120

	Principal Amount	Value
Singapore - 0.1%

Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	$690,000	$693,795

South Africa - 0.4%

Edcon Ltd 9.500% due 03/01/18 ~	EUR 4,923,000	4,046,828
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 18,480,000	1,536,241

		5,583,069

Spain - 0.1%

CEMEX Espana SA 9.875% due 04/30/19 ~	$1,560,000	1,743,300

Sri Lanka - 0.1%

Bank of Ceylon 6.875% due 05/03/17 ~	1,050,000	1,081,500

Turkey - 0.3%

Akbank TAS 7.500% due 02/05/18 ~	TRY 900,000	319,555
Tupras Turkiye Petrol Rafinerileri AS 4.125% due 05/02/18 ~	$820,000	823,280
Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 2,365,000	839,218
Turkiye Is Bankasi 6.000% due 10/24/22 ~	$1,700,000	1,691,500

		3,673,553

United Arab Emirates - 0.1%

Emirates Airline 4.500% due 02/06/25 ~	847,618	856,094
Emirates NBD PJSC 4.625% due 03/28/17 ~	240,000	251,700

		1,107,794

United Kingdom - 2.6%

Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 1,800,000	510,410
Ferrexpo Finance PLC
7.875% due 04/07/16 ~	$998,000	813,370
10.375% due 04/07/19 ~	2,244,000	1,783,980
Franshion Development Ltd 6.750% due 04/15/21 ~	1,910,000	2,134,425
Genel Energy Finance PLC 7.500% due 05/14/19 ~	1,000,000	890,000
Oschadbank
8.250% due 03/10/16 ~	3,000,000	1,275,600
8.875% due 03/20/18 ~	2,050,000	850,750
Polyus Gold International Ltd 5.625% due 04/29/20 ~	3,800,000	3,510,250
QGOG Atlantic 5.250% due 07/30/19 ~	530,900	462,414
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	6,310,000	3,975,300
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	2,810,000	3,030,380
6.300% due 11/12/40 ~	495,000	644,264
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	1,470,000	1,637,900
Trillion Chance Ltd 8.500% due 01/10/19 ~	1,770,000	1,613,258
Tullow Oil PLC
6.000% due 11/01/20 ~	1,008,000	882,000
6.250% due 04/15/22 ~	1,000,000	870,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Ukraine Railways 9.500% due 05/21/18 ~	$645,000	$251,550
Ukreximbank 8.750% due 01/22/18 ~	4,111,000	1,699,899
Vedanta Resources PLC
7.125% due 05/31/23 ~	1,415,000	1,174,450
8.250% due 06/07/21 ~	1,495,000	1,363,253
9.500% due 07/18/18 ~	940,000	954,100
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	1,785,000	1,575,263

		31,902,816

United States - 0.5%

Cemex Finance LLC 9.375% due 10/12/22 ~	5,000,000	5,700,000

Venezuela - 1.5%

Petroleos de Venezuela SA
5.000% due 10/28/15	5,569,000	5,262,148
5.125% due 10/28/16	3,032,085	1,809,852
5.250% due 04/12/17 ~	1,470,000	610,124
5.375% due 04/12/27 ~	1,142,000	356,818
8.500% due 11/02/17 ~	9,281,700	6,149,126
9.000% due 11/17/21 ~	3,220,581	1,210,938
9.750% due 05/17/35 ~	6,601,498	2,528,374
12.750% due 02/17/22 ~	1,582,000	736,302

		18,663,682

Vietnam - 0.1%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	650,000	687,375

Total Corporate Bonds & Notes (Cost $446,101,064)		410,454,899

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands – 0.0%

New World Resources NV
4.000% PIK due 10/07/20 ~	EUR 1,003,079	275,033

Total Convertible Corporate Bonds & Notes (Cost $571,484)		275,033

SENIOR LOAN NOTES - 0.6%

United Arab Emirates - 0.6%

Dubai World Term B1 1.000% PIK due 09/30/18 §	$9,226,424	7,431,119

Total Senior Loan Notes (Cost $7,668,694)		7,431,119

FOREIGN GOVERNMENT BONDS & NOTES - 48.8%

Argentina - 0.4%

Argentine Republic Government
2.500% due 12/31/38 Y	7,782,197	4,435,852
8.280% due 12/31/33 Y	476,192	466,668
8.750% due 06/02/17 Y	153,729	151,116

		5,053,636

Armenia - 0.2%

Republic of Armenia 7.150% due 03/26/25 ~	2,450,000	2,401,000

	Principal Amount	Value
Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24 ~	$1,674,000	$1,675,256

Belarus - 1.3%

Republic of Belarus
8.750% due 08/03/15 ~	6,966,000	6,921,557
8.950% due 01/26/18 ~	9,878,000	9,124,802

		16,046,359

Bolivia - 0.2%

Bolivian Government
4.875% due 10/29/22 ~	850,000	852,125
5.950% due 08/22/23 ~	1,630,000	1,697,238

		2,549,363

Brazil - 4.7%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	280,000	292,768
5.750% due 09/26/23 ~	1,280,000	1,321,856
6.500% due 06/10/19 ~	2,308,000	2,481,100
Brazil Letras do Tesouro Nacional
13.356% due 01/01/17	BRL 40,162,000	10,092,251
13.711% due 01/01/18	38,243,000	8,515,731
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	55,757,000	15,497,243
10.000% due 01/01/23	6,476,000	1,754,861
10.000% due 01/01/25	5,208,000	1,377,503
Brazilian Government
2.625% due 01/05/23	$1,940,000	1,747,940
4.250% due 01/07/25	3,544,000	3,477,550
4.875% due 01/22/21	1,295,000	1,366,225
5.000% due 01/27/45	4,451,000	4,139,430
5.625% due 01/07/41	891,000	911,048
7.125% due 01/20/37	1,854,000	2,210,895
8.250% due 01/20/34	1,099,000	1,428,700
8.875% due 04/15/24	820,000	1,086,500

		57,701,601

Chile - 0.1%

Chile Government
3.250% due 09/14/21	630,000	672,525
6.000% due 01/01/20 ~	CLP 485,000,000	846,168

		1,518,693

Colombia - 4.1%

Colombia Government
4.000% due 02/26/24	$1,460,000	1,508,910
5.000% due 06/15/45	2,623,000	2,708,248
5.625% due 02/26/44	4,363,000	4,897,468
6.125% due 01/18/41	5,293,000	6,311,902
7.375% due 09/18/37	2,298,000	3,085,065
8.125% due 05/21/24	2,755,000	3,671,038
9.850% due 06/28/27	COP 1,818,000,000	908,136
11.750% due 02/25/20	$2,460,000	3,413,250
12.000% due 10/22/15	COP 2,648,000,000	1,065,967
Colombian TES
6.000% due 04/28/28	10,394,700,000	3,498,688
7.000% due 09/11/19	4,778,200,000	1,934,004
7.250% due 06/15/16	29,854,700,000	11,807,143
7.500% due 08/26/26	6,289,200,000	2,467,923
10.000% due 07/24/24	5,502,700,000	2,547,361

		49,825,103

Costa Rica - 0.2%

Costa Rica Government
4.250% due 01/26/23 ~	$1,861,000	1,786,560
4.375% due 04/30/25 ~	600,000	566,100
5.625% due 04/30/43 ~	400,000	351,500

		2,704,160

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Croatia - 1.0%

Croatia Government
6.250% due 04/27/17 ~	$1,863,000	$1,984,095
6.375% due 03/24/21 ~	3,794,000	4,199,579
6.625% due 07/14/20 ~	3,515,000	3,914,831
6.750% due 11/05/19 ~	1,950,000	2,171,812

		12,270,317

Dominican Republic - 1.4%

Dominican Republic
5.500% due 01/27/25 ~	2,540,000	2,635,250
5.875% due 04/18/24 ~	3,489,000	3,672,172
6.600% due 01/28/24 ~	1,825,000	1,989,250
6.850% due 01/27/45 ~	2,540,000	2,679,700
7.450% due 04/30/44 ~	1,830,000	2,072,475
7.500% due 05/06/21 ~	3,125,000	3,509,375

		16,558,222

Ecuador - 0.7%

Ecuador Government
7.950% due 06/20/24 ~	5,230,000	4,641,625
9.375% due 12/15/15 ~	1,448,000	1,473,340
10.500% due 03/24/20 ~	2,611,000	2,630,583

		8,745,548

Egypt - 0.3%

Egypt Government
5.750% due 04/29/20 ~	2,442,000	2,588,520
6.875% due 04/30/40 ~	770,000	780,588

		3,369,108

El Salvador - 0.5%

El Salvador Government
5.875% due 01/30/25 ~	1,600,000	1,574,000
6.375% due 01/18/27 ~	465,000	467,325
7.375% due 12/01/19 ~	670,000	733,650
7.625% due 02/01/41 ~	578,000	602,565
7.650% due 06/15/35 ~	1,720,000	1,810,300
8.250% due 04/10/32 ~	855,000	976,838

		6,164,678

Ethiopia - 0.2%

Federal Democratic Republic of Ethiopia 6.625% due 12/11/24 ~	2,580,000	2,515,500

Gabon - 0.4%

Gabonese Republic 6.375% due 12/12/24 ~	5,709,300	5,409,562

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,690,000	1,888,575

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	3,010,000	3,134,163

Hungary - 2.5%

Hungary Government
4.125% due 02/19/18	3,692,000	3,868,847
5.375% due 02/21/23	5,424,000	6,088,440
5.375% due 03/25/24	2,798,000	3,144,252
5.750% due 11/22/23	5,256,000	6,070,680
6.250% due 01/29/20	3,515,000	4,017,743
7.625% due 03/29/41	4,634,000	6,723,925

		29,913,887

	Principal Amount	Value
Indonesia - 1.7%

Indonesia Government
4.125% due 01/15/25 ~	$840,000	$866,250
4.875% due 05/05/21 ~	1,916,000	2,095,625
5.125% due 01/15/45 ~	1,440,000	1,519,200
5.875% due 03/13/20 ~	1,621,000	1,841,861
6.875% due 01/17/18 ~	3,210,000	3,627,300
7.750% due 01/17/38 ~	650,000	892,125
11.625% due 03/04/19 ~	2,069,000	2,767,288
Indonesia Treasury
6.250% due 04/15/17	IDR 22,765,000,000	1,713,180
6.625% due 05/15/33	11,640,000,000	794,040
7.000% due 05/15/27	9,974,000,000	733,346
8.375% due 03/15/34	11,109,000,000	905,850
10.500% due 08/15/30	9,068,000,000	872,864
Perusahaan Penerbit SBSN Indonesia III 6.125% due 03/15/19 ~	$1,824,000	2,063,984

		20,692,913

Iraq - 0.3%

Republic of Iraq 5.800% due 01/15/28 ~	3,840,000	3,244,800

Ivory Coast - 1.8%

Ivory Coast Government
5.375% due 07/23/24 ~	2,225,000	2,124,875
5.750% due 12/31/32 § ~	19,770,000	18,980,782
6.375% due 03/03/28 ~	898,000	902,490

		22,008,147

Kazakhstan - 0.3%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	2,070,000	1,765,834
Kazakhstan Government 4.875% due 10/14/44 ~	740,000	639,600
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	1,155,000	1,156,155

		3,561,589

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	1,620,000	1,699,785

Latvia - 0.3%

Republic of Latvia 2.750% due 01/12/20 ~	3,355,000	3,426,831

Lebanon - 1.7%

Lebanon Government
4.100% due 06/12/15 ~	1,081,000	1,083,162
5.150% due 11/12/18 ~	502,000	503,882
5.450% due 11/28/19 ~	1,353,000	1,354,678
6.000% due 01/27/23 ~	714,000	720,390
6.100% due 10/04/22 ~	4,836,000	4,908,540
6.375% due 03/09/20	3,470,000	3,591,450
6.600% due 11/27/26 ~	4,892,000	5,050,990
8.250% due 04/12/21 ~	2,889,000	3,255,181

		20,468,273

Lithuania - 0.9%

Lithuania Government
6.125% due 03/09/21 ~	2,670,000	3,201,730
6.625% due 02/01/22 ~	2,755,000	3,443,061
7.375% due 02/11/20 ~	3,565,000	4,388,797

		11,033,588

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Malaysia - 0.1%

Malaysia Government 4.935% due 09/30/43	MYR 3,820,000	$1,089,400

Mexico - 1.4%

Mexican Bonos
6.500% due 06/09/22	MXN 30,440,000	2,091,003
10.000% due 12/05/24	52,830,000	4,506,664
Mexico Government
4.600% due 01/23/46	$2,153,000	2,217,590
4.750% due 03/08/44	2,230,000	2,352,650
5.550% due 01/21/45	2,516,000	2,956,300
5.750% due 10/12/10	1,886,000	2,069,885
6.050% due 01/11/40	640,000	793,600

		16,987,692

Morocco - 0.5%

Morocco Government
4.250% due 12/11/22 ~	4,290,000	4,461,600
5.500% due 12/11/42 ~	1,767,000	1,980,994

		6,442,594

Pakistan - 1.2%

Pakistan Government
6.750% due 12/03/19 ~	3,050,000	3,116,100
6.875% due 06/01/17 ~	1,904,000	1,966,261
7.125% due 03/31/16 ~	1,785,000	1,834,087
7.250% due 04/15/19 ~	4,266,000	4,406,330
8.250% due 04/15/24 ~	3,610,000	3,822,809

		15,145,587

Panama - 0.8%

Panama Government
4.000% due 09/22/24	840,000	884,100
4.300% due 04/29/53	2,000,000	1,940,000
6.700% due 01/26/36	2,404,000	3,161,260
7.125% due 01/29/26	395,000	516,956
8.875% due 09/30/27	1,190,000	1,761,200
9.375% due 04/01/29	893,000	1,370,755

		9,634,271

Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	1,710,000	1,778,400

Peru - 1.6%

Peruvian Government
5.625% due 11/18/50	3,981,000	4,876,725
5.700% due 08/12/24 ~	PEN 6,290,000	2,001,540
6.950% due 08/12/31 ~	701,000	233,315
7.350% due 07/21/25	$4,147,000	5,660,655
8.200% due 08/12/26 ~	PEN 4,613,000	1,752,857
8.750% due 11/21/33	$3,272,000	5,202,480

		19,727,572

Philippines - 1.8%

Philippine Government
3.900% due 11/26/22	PHP 84,000,000	1,895,181
4.000% due 01/15/21	$4,165,000	4,570,030
4.950% due 01/15/21	PHP 25,000,000	594,334
6.250% due 01/14/36	39,000,000	1,011,712
6.375% due 10/23/34	$1,869,000	2,628,281
7.750% due 01/14/31	3,020,000	4,546,882
9.500% due 02/02/30	3,005,000	5,059,669
10.625% due 03/16/25	1,330,000	2,171,225

		22,477,314

	Principal Amount	Value
Poland - 0.2%

Poland Government
3.000% due 03/17/23	$694,000	$714,126
5.000% due 03/23/22	1,465,000	1,686,581

		2,400,707

Romania - 1.3%

Romanian Government
4.375% due 08/22/23 ~	6,356,000	6,832,700
6.125% due 01/22/44 ~	380,000	484,196
6.750% due 02/07/22 ~	6,752,000	8,195,240

		15,512,136

Russia - 1.6%

Russian Federal
6.200% due 01/31/18	RUB 58,553,000	874,271
6.400% due 05/27/20	61,656,000	846,446
6.700% due 05/15/19	38,442,000	559,126
6.800% due 12/11/19	70,765,000	999,464
7.000% due 01/25/23	79,275,000	1,042,017
7.000% due 08/16/23	33,991,000	445,329
7.050% due 01/19/28	99,382,000	1,199,585
7.400% due 06/14/17	50,071,000	789,350
7.500% due 03/15/18	59,097,000	908,794
7.500% due 02/27/19	104,598,000	1,561,781
7.600% due 04/14/21	180,178,000	2,533,947
7.600% due 07/20/22	67,862,000	931,062
8.150% due 02/03/27	39,522,000	531,034
Russian Foreign
5.625% due 04/04/42 ~	$1,000,000	957,620
5.875% due 09/16/43 ~	1,400,000	1,370,250
7.500% due 03/31/30 § ~	3,126,714	3,595,408

		19,145,484

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	2,440,000	2,749,880

Serbia - 0.8%

Republic of Serbia
4.875% due 02/25/20 ~	1,680,000	1,728,132
5.875% due 12/03/18 ~	2,110,000	2,247,150
7.250% due 09/28/21 ~	4,955,000	5,728,723

		9,704,005

South Africa - 2.8%

South Africa Government
5.500% due 03/09/20	3,215,000	3,542,512
5.875% due 05/30/22	2,357,000	2,690,633
6.250% due 03/31/36	ZAR 39,840,000	2,617,241
6.875% due 05/27/19	$3,563,000	4,114,909
7.000% due 02/28/31	ZAR 92,324,890	6,807,524
7.750% due 02/28/23	44,411,990	3,700,750
8.000% due 01/31/30	34,000,000	2,767,178
8.250% due 03/31/32	16,090,000	1,306,716
8.500% due 01/31/37	27,160,000	2,265,931
8.750% due 02/28/48	49,920,000	4,279,151

		34,092,545

Thailand - 0.2%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 53,970,309	1,504,780
4.675% due 06/29/44	41,500,000	1,514,213

		3,018,993

Turkey - 3.7%

Turkey Government
3.000% due 02/23/22 ^	TRY 8,862,759	3,666,031
3.250% due 03/23/23	$1,110,000	1,054,100
4.875% due 04/16/43	1,155,000	1,144,894

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
5.625% due 03/30/21	$912,000	$1,002,060
5.750% due 03/22/24	1,330,000	1,485,743
6.000% due 01/14/41	1,165,000	1,328,333
6.250% due 09/26/22	1,120,000	1,276,800
6.750% due 04/03/18	4,926,000	5,467,269
6.750% due 05/30/40	1,645,000	2,041,659
6.875% due 03/17/36	2,326,000	2,889,520
7.000% due 03/11/19	898,000	1,022,508
7.000% due 06/05/20	361,000	417,857
7.100% due 03/08/23	TRY 14,311,800	5,135,253
7.375% due 02/05/25	$2,855,000	3,549,621
7.500% due 07/14/17	1,692,000	1,888,864
7.500% due 11/07/19	905,000	1,058,850
8.800% due 09/27/23	TRY 5,082,240	2,018,151
9.500% due 01/12/22	7,426,600	3,036,252
10.400% due 03/27/19	9,270,200	3,822,083
10.400% due 03/20/24	4,530,000	1,974,037

		45,279,885

Ukraine - 0.9%

Ukraine Government
6.250% due 06/17/16 ~	$1,080,000	437,728
7.500% due 04/17/23 ~	6,534,000	2,761,922
7.750% due 09/23/20 ~	2,287,000	918,002
7.800% due 11/28/22 ~	6,888,000	2,751,481
7.950% due 02/23/21 ~	3,135,000	1,249,799
9.250% due 07/24/17 ~	7,698,000	3,097,290

		11,216,222

United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	1,697,000	1,624,878

Uruguay - 1.4%

Uruguay Government
3.700% due 06/26/37 ^	UYU 30,151,401	1,035,390
4.125% due 11/20/45	$1,313,086	1,247,432
4.250% due 04/05/27 ^	UYU 59,342,723	2,277,078
4.500% due 08/14/24	$3,336,120	3,628,030
5.000% due 09/14/18 ^	UYU 27,882,500	1,113,345
5.100% due 06/18/50	$1,135,000	1,183,237
7.625% due 03/21/36	1,753,000	2,489,260
7.875% PIK due 01/15/33	2,537,000	3,615,225

		16,588,997

Venezuela - 1.6%

Venezuela Government
5.750% due 02/26/16 ~	1,176,000	908,460
6.000% due 12/09/20 ~	1,765,000	613,338
7.650% due 04/21/25	1,065,000	364,763
7.750% due 10/13/19 ~	2,594,000	946,810

	Principal Amount	Value
8.250% due 10/13/24 ~	$3,277,000	$1,146,950
9.000% due 05/07/23 ~	2,335,000	846,438
9.250% due 09/15/27	3,091,000	1,248,764
9.250% due 05/07/28 ~	3,283,000	1,190,087
11.750% due 10/21/26 ~	12,188,500	4,966,814
11.950% due 08/05/31 ~	14,420,200	5,941,122
12.750% due 08/23/22 ~	2,429,000	1,074,832

		19,248,378

Vietnam - 0.6%

Vietnam Government
4.800% due 11/19/24 ~	2,556,000	2,674,215
6.750% due 01/29/20 ~	3,645,000	4,146,188

		6,820,403

Total Foreign Government Bonds & Notes (Cost $644,620,148)		596,266,000

SHORT-TERM INVESTMENT - 12.3%

Repurchase Agreement - 12.3%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $149,728,958; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $152,728,100)	149,728,958	149,728,958

Total Short-Term Investment (Cost $149,728,958)		149,728,958

TOTAL INVESTMENTS - 95.3% (Cost $1,248,690,348)		1,164,156,009

OTHER ASSETS & LIABILITIES, NET - 4.7%		57,916,447

NET ASSETS - 100.0%		$1,222,072,456

Notes to Schedule of Investments

(a)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(b)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	Investments with a total aggregate value of $5,053,636 or 0.4% of the portfolio’s net assets were in default as of March 31, 2015.

(d)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	18,173,082	USD	5,664,926	04/15	ABN	$29,198
BRL	24,878,572	USD	8,163,795	04/15	BNP	(368,657)
BRL	11,814,000	USD	3,667,498	04/15	BNP	34,152
BRL	14,312,341	USD	4,461,453	04/15	CSF	22,995
BRL	38,545,185	USD	12,223,339	04/15	GSC	(146,077)
BRL	6,255,232	USD	2,024,342	04/15	HSB	(64,406)
BRL	58,645,742	USD	18,280,151	04/15	HSB	95,165
BRL	3,747,179	USD	1,168,073	04/15	JPM	6,020
BRL	12,605,086	USD	3,966,358	04/15	MSC	(16,840)
BRL	13,141,925	USD	4,080,000	05/15	HSB	3,864

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CLP	2,925,077,900	USD	4,614,197	04/15	ABN	$59,198
CLP	778,125,000	USD	1,250,000	04/15	BNP	(6,790)
CLP	7,501,376,342	USD	12,010,000	04/15	CSF	(22,183)
CLP	2,728,079,876	USD	4,333,725	04/15	HSB	24,926
CNY	99,871,360	USD	16,127,793	04/15	HSB	97,364
CNY	43,321,985	USD	7,013,435	05/15	HSB	7,466
COP	4,508,875,636	USD	1,725,060	04/15	CIT	3,785
COP	31,770,771,200	USD	12,560,000	04/15	DUB	(373,649)
COP	4,839,920,000	USD	1,833,650	04/15	GSC	22,128
COP	287,830,574	USD	110,069	04/15	HSB	294
COP	9,813,499,500	USD	3,707,965	04/15	JPM	54,841
COP	6,817,135,760	USD	2,761,260	04/15	SCB	(147,354)
CZK	227,016,741	USD	9,280,194	04/15	BNP	(421,647)
EUR	74,132	USD	79,082	04/15	BNP	644
EUR	19,916,734	USD	22,570,773	04/15	CIT	(1,147,451)
EUR	5,436,179	USD	5,807,132	04/15	CIT	40,263
EUR	7,966,979	USD	8,552,823	04/15	DUB	16,813
EUR	8,529,780	USD	9,706,361	04/15	GSC	(531,352)
EUR	10,961,154	USD	11,975,214	04/15	HSB	(184,911)
EUR	8,990,000	USD	10,234,216	04/15	MER	(564,174)
EUR	403,875	USD	429,323	04/15	MSC	5,030
HUF	2,640,760,828	USD	9,599,276	04/15	BRC	(154,775)
HUF	2,640,760,828	USD	9,346,668	04/15	BRC	97,833
ILS	15,650,134	USD	3,890,897	04/15	DUB	41,891
INR	726,389,728	USD	11,494,334	05/15	CIT	67,416
INR	289,722,166	USD	4,605,344	05/15	MER	6,086
KRW	31,312,601,424	USD	28,156,282	04/15	BNP	45,037
KRW	13,943,673,940	USD	12,620,000	04/15	DUB	(61,797)
MXN	258,165,874	USD	17,557,704	04/15	BNP	(660,306)
MXN	76,066,740	USD	4,889,433	04/15	BNP	89,265
MXN	121,980,432	USD	8,303,223	04/15	CIT	(319,395)
MXN	169,308,325	USD	11,310,000	04/15	JPM	(228,480)
MXN	113,937,514	USD	7,746,773	04/15	MER	(289,368)
MXN	115,608,820	USD	7,645,985	04/15	MSC	(79,190)
MXN	279,328,237	USD	18,990,940	04/15	UBS	(708,428)
MYR	70,050,123	USD	18,900,284	04/15	DUB	(61,827)
PEN	9,998,925	USD	3,270,829	04/15	JPM	(56,671)
PEN	6,927,084	USD	2,216,667	05/15	CSF	2,659
PEN	6,907,134	USD	2,216,667	05/15	DUB	(3,733)
PEN	6,871,665	USD	2,191,919	05/15	SCB	9,652
PHP	17,703,646	USD	399,450	04/15	ANZ	(3,593)
PHP	9,746,487	USD	219,788	04/15	BNP	(1,854)
PHP	24,627,604	USD	554,676	04/15	CIT	(3,997)
PLN	10,971,493	USD	2,950,000	04/15	DUB	(57,499)
PLN	63,494,011	USD	17,012,033	04/15	UBS	(272,605)
PLN	10,072,075	USD	2,720,197	05/15	MSC	(67,373)
PLN	31,747,006	USD	8,355,575	06/15	HSB	(2,541)
PLN	31,747,006	USD	8,236,349	06/15	JPM	116,685
RON	32,230,785	USD	8,118,345	04/15	ING	(270,851)
RON	9,720,347	USD	2,436,544	04/15	JPM	(69,851)
RUB	116,722,610	USD	1,705,000	04/15	BRC	283,303
RUB	260,646,463	USD	4,070,000	04/15	CIT	351,956
RUB	212,762,495	USD	3,431,100	04/15	HSB	178,489
RUB	768,095,933	USD	13,293,457	04/15	MSC	(262,446)
RUB	181,001,170	USD	2,680,000	05/15	CIT	368,665
RUB	212,762,495	USD	3,391,448	05/15	MSC	177,225
RUB	428,449,614	USD	6,689,299	06/15	MSC	423,503
SGD	12,203,709	USD	8,960,797	04/15	BRC	(73,966)
THB	169,832,731	USD	5,180,196	04/15	BNP	32,728
THB	207,233,377	USD	6,323,489	04/15	JPM	37,428
THB	196,921,883	USD	6,007,379	04/15	SCB	37,032
THB	194,042,135	USD	5,926,760	05/15	ANZ	22,137
THB	58,911,778	USD	1,802,135	05/15	DUB	3,969
TRY	25,265,152	USD	9,788,521	04/15	DUB	(141,864)
TRY	12,189,107	USD	4,859,908	04/15	HSB	(205,903)
TRY	8,305,706	USD	3,111,696	04/15	HSB	59,561
TWD	109,058,082	USD	3,483,616	04/15	BNP	7,653
TWD	236,298,050	USD	7,544,958	04/15	HSB	19,634
TWD	238,390,898	USD	7,590,616	04/15	MER	40,974
TWD	452,303,303	USD	14,305,457	04/15	SCB	174,096

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	6,252,458	BRL	18,173,082	04/15	ABN	$558,334
USD	11,437,834	BRL	36,692,572	04/15	BNP	(58,953)
USD	4,947,488	BRL	14,312,341	04/15	CSF	463,040
USD	12,015,332	BRL	38,545,185	04/15	GSC	(61,930)
USD	2,071,498	BRL	6,645,367	04/15	HSB	(10,677)
USD	18,513,946	BRL	58,255,607	04/15	HSB	260,870
USD	1,284,468	BRL	3,747,179	04/15	JPM	110,374
USD	3,929,266	BRL	12,605,086	04/15	MSC	(20,252)
USD	4,698,671	BRL	15,095,185	05/15	GSC	7,829
USD	804,999	BRL	2,590,084	05/15	HSB	128
USD	3,933,435	BRL	12,605,086	05/15	MSC	16,394
USD	550,000	CLP	349,250,000	04/15	BNP	(7,997)
USD	4,960,000	CLP	3,090,030,400	04/15	CSF	23,061
USD	1,880,000	CLP	1,175,564,000	04/15	HSB	1,802
USD	1,213,677	CNY	7,672,260	04/15	HSB	(32,763)
USD	5,010,000	COP	12,550,050,000	04/15	CIT	197,914
USD	2,680,000	COP	7,081,900,000	04/15	SCB	(35,424)
USD	8,719,858	COP	20,833,483,859	04/15	SCB	731,642
USD	1,700,000	CZK	41,055,000	04/15	BNP	97,970
USD	840,000	CZK	21,247,800	04/15	HSB	10,878
USD	10,088,258	EUR	9,517,764	04/15	BRC	(147,738)
USD	15,232,715	EUR	13,751,174	04/15	DUB	441,344
USD	38,844,582	EUR	34,469,780	04/15	GSC	1,767,360
USD	15,205,543	EUR	13,546,172	04/15	HSB	634,680
USD	393,219	EUR	373,070	04/15	MSC	(8,004)
USD	5,647,829	GBP	3,778,403	04/15	HSB	43,501
USD	1,950,000	HUF	556,705,500	04/15	JPM	(41,019)
USD	1,460,000	HUF	395,365,080	04/15	MSC	46,004
USD	2,967,164	IDR	38,700,717,080	04/15	DUB	32,917
USD	460,000	ILS	1,850,963	04/15	BRC	(5,136)
USD	280,000	ILS	1,095,164	04/15	CIT	4,792
USD	2,630,000	KRW	2,919,563,000	04/15	BRC	531
USD	3,000,000	KRW	3,379,800,000	04/15	HSB	(43,976)
USD	12,151,998	KRW	13,473,130,000	04/15	SCB	17,585
USD	565,771	MXN	8,427,813	04/15	BNP	14,156
USD	4,380,000	MXN	68,072,646	04/15	CIT	(75,471)
USD	6,890,009	MXN	103,610,581	04/15	CIT	108,519
USD	9,924,754	MXN	149,665,787	04/15	DUB	128,872
USD	1,840,280	MXN	27,044,196	04/15	HSB	70,191
USD	8,430,000	MXN	127,634,415	04/15	JPM	76,109
USD	2,075,246	MXN	31,063,992	04/15	MER	42,055
USD	512,146	MXN	7,753,890	04/15	MSC	4,641
USD	3,070,000	PEN	9,598,640	04/15	BNP	(15,487)
USD	2,529,345	PEN	7,938,602	05/15	MSC	(14,055)
USD	2,480,655	PEN	7,808,358	05/15	SCB	(21,017)
USD	480,000	PHP	21,350,400	04/15	BRC	2,601
USD	360,000	PHP	15,984,000	04/15	JPM	2,594
USD	3,830,000	PLN	14,699,732	04/15	HSB	(45,407)
USD	1,170,000	PLN	4,457,642	04/15	MER	(5,203)
USD	4,630,000	PLN	17,121,277	04/15	MER	116,182
USD	930,000	RON	3,651,366	04/15	BNP	40,972
USD	880,000	RON	3,641,880	04/15	ING	(6,718)
USD	9,920,000	RUB	608,384,672	04/15	CSF	(401,454)
USD	6,330,000	RUB	412,019,700	04/15	HSB	(660,055)
USD	6,670,000	RUB	412,539,500	04/15	MSC	(328,874)
USD	1,960,000	RUB	116,482,800	05/15	CIT	(1,960)
USD	1,410,000	SGD	1,920,279	04/15	DUB	11,639
USD	890,000	SGD	1,236,032	04/15	JPM	(10,088)
USD	3,970,000	TRY	9,991,299	04/15	GSC	155,155
USD	1,660,000	TRY	4,441,796	04/15	MER	(35,952)
USD	3,477,009	TRY	8,321,874	04/15	SCB	299,579
USD	15,190,000	TWD	480,462,738	04/15	HSB	(191,019)
USD	2,374,360	ZAR	28,854,887	04/15	BNP	6,229
USD	2,330,000	ZAR	28,769,768	04/15	CIT	(31,146)
USD	2,820,000	ZAR	33,111,030	04/15	GSC	102,565
USD	2,556,172	ZAR	30,274,020	04/15	HSB	71,571
ZAR	75,197,373	USD	6,313,059	04/15	HSB	(141,582)
ZAR	43,455,819	USD	3,514,990	04/15	JPM	51,446
ZAR	152,981,185	USD	12,864,962	04/15	MER	(309,738)

Total Forward Foreign Currency Contracts						($829,850)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(e)	Swap agreements outstanding as of March 31, 2015 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	HSB	12.125%	01/02/17	BRL 22,836,239	($67,429)	$-	($67,429)
Brazil CETIP Interbank	HSB	12.285%	01/02/17	4,681,566	(8,867)	-	(8,867)
Brazil CETIP Interbank	HSB	12.303%	01/02/17	24,641,541	(35,093)	-	(35,093)
Brazil CETIP Interbank	HSB	12.490%	01/02/17	12,054,218	(4,444)	-	(4,444)
Brazil CETIP Interbank	HSB	12.645%	01/02/17	18,475,088	(127,531)	-	(127,531)
Brazil CETIP Interbank	HSB	11.990%	01/02/18	11,402,022	(70,311)	-	(70,311)
Brazil CETIP Interbank	HSB	12.123%	01/02/18	8,210,528	(43,975)	-	(43,975)
Brazil CETIP Interbank	HSB	12.140%	01/02/18	10,209,778	(53,705)	-	(53,705)

					($411,355)	$-	($411,355)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 7.875% due 04/15/19	ANZ	04/15/19	IDR 103,000,000,000	$6,274,570	$7,042,498	($767,928)
Indonesia Treasury 7.875% due 04/15/19	SCB	04/15/19	9,500,000,000	2,549,044	2,824,739	(275,695)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	27,500,000,000	2,677,015	3,479,592	(802,577)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	46,633,000,000	3,799,296	3,894,412	(95,116)
Power Finance Corp Ltd 8.650% due 12/28/24	SCB	12/28/24	INR 139,000,000	2,269,777	2,307,602	(37,825)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	IDR 8,000,000,000	765,430	966,375	(200,945)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,310,188	1,506,666	(196,478)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,323,465	1,618,076	(294,611)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	602,381	617,751	(15,370)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	1,106,962	1,372,400	(265,438)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	927,745	1,147,409	(219,664)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	355,605	362,867	(7,262)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,055,000,000	3,429,250	3,499,281	(70,031)

				$27,390,728	$30,639,668	($3,248,940)

Total Swap Agreements				$26,979,373	$30,639,668	($3,660,295)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$410,454,899	$-	$410,454,899	$-
	Convertible Corporate Bonds & Notes	275,033	-	275,033	-
	Senior Loan Notes	7,431,119	-	7,431,119	-
	Foreign Government Bonds & Notes	596,266,000	-	596,266,000	-
	Short-Term Investment	149,728,958	-	149,728,958	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,993,049	-	9,993,049	-
	Interest Rate Contracts
	Swaps	27,390,728	-	27,390,728	-

	Total Assets - Derivatives	37,383,777	-	37,383,777	-

	Total Assets	1,201,539,786	-	1,201,539,786	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(10,822,899)	-	(10,822,899)	-
	Interest Rate Contracts
	Swaps	(411,355)	-	(411,355)	-

	Total Liabilities - Derivatives	(11,234,254)	-	(11,234,254)	-

	Total Liabilities	(11,234,254)	-	(11,234,254)	-

	Total	$1,190,305,532	$-	$1,190,305,532	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND AMERICAN FUNDS® GROWTH PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)	PACIFIC SELECT FUND AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,948,816	$413,325,091

TOTAL INVESTMENTS - 100.0% (Cost $276,845,075)		413,325,091

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(135,087)

NET ASSETS - 100.0%		$413,190,004

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	10,363,530	$556,210,630

TOTAL INVESTMENTS - 100.0% (Cost $390,487,685)		556,210,630

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(182,442)

NET ASSETS - 100.0%		$556,028,188

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$413,325,091	$413,325,091	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$556,210,630	$556,210,630	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com/pacificselectfund.html.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 17.5%

Carnival Corp (Panama)	805,113	$38,516,606
CBS Corp ‘B’	139,701	8,470,072
Comcast Corp ‘A’	421,682	23,812,383
Fossil Group Inc *	76,531	6,309,981
General Motors Co	893,038	33,488,925
Johnson Controls Inc	606,112	30,572,289
Kohl’s Corp	387,269	30,303,799
Newell Rubbermaid Inc	304,071	11,880,054
Target Corp	227,460	18,667,642
Time Warner Cable Inc	142,599	21,372,738
Time Warner Inc	130,408	11,011,652
Twenty-First Century Fox Inc ‘B’	616,901	20,283,705
Viacom Inc ‘B’	402,898	27,517,933

		282,207,779

Consumer Staples - 4.3%

ConAgra Foods Inc	755,890	27,612,662
CVS Health Corp	86,713	8,949,649
Mondelez International Inc ‘A’	322,887	11,652,992
Unilever NV ‘NY’ (Netherlands)	241,802	10,097,651
Wal-Mart Stores Inc	131,536	10,818,836

		69,131,790

Energy - 15.5%

BP PLC ADR (United Kingdom)	766,160	29,964,518
Chevron Corp	171,349	17,988,218
Devon Energy Corp	315,488	19,027,081
Halliburton Co	362,113	15,889,518
Hess Corp	146,083	9,914,653
Murphy Oil Corp	390,790	18,210,814
Noble Corp PLC (United Kingdom)	653,154	9,327,039
Occidental Petroleum Corp	195,758	14,290,334
QEP Resources Inc	698,145	14,556,323
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	549,105	32,754,113
Suncor Energy Inc (NYSE) (Canada)	1,224,539	35,817,766
Weatherford International PLC * (Ireland)	2,533,035	31,156,331

		248,896,708

Financials - 25.0%

Aflac Inc	257,038	16,453,002
Bank of America Corp	2,057,570	31,666,002
Citigroup Inc	1,416,077	72,956,287
Citizens Financial Group Inc	378,755	9,139,358
Fifth Third Bancorp	928,275	17,497,984
JPMorgan Chase & Co	884,057	53,556,173
MetLife Inc	456,339	23,067,936
Morgan Stanley	749,862	26,762,575
State Street Corp	361,153	26,555,580
The Allstate Corp	295,650	21,041,410
The Bank of New York Mellon Corp	596,579	24,006,339
The Goldman Sachs Group Inc	90,941	17,094,180
The PNC Financial Services Group Inc	265,049	24,713,169
US Bancorp	148,207	6,472,200
Wells Fargo & Co	574,104	31,231,258

		402,213,453

Health Care - 12.6%

AbbVie Inc	219,358	12,841,217
Anthem Inc	138,237	21,345,175
Bristol-Myers Squibb Co	188,757	12,174,827
Express Scripts Holding Co *	156,647	13,592,260
GlaxoSmithKline PLC ADR (United Kingdom)	143,203	6,608,819
Medtronic PLC (Ireland)	150,386	11,728,604
Merck & Co Inc	557,723	32,057,918

	Shares	Value
Novartis AG (Switzerland)	285,828	$28,265,290
Pfizer Inc	800,298	27,842,367
Roche Holding AG ADR (Switzerland)	404,506	13,906,916
Sanofi ADR (France)	450,441	22,269,803

		202,633,196

Industrials - 7.1%

Emerson Electric Co	287,815	16,296,085
General Electric Co	1,649,044	40,912,782
Honeywell International Inc	128,837	13,438,987
Ingersoll-Rand PLC (Ireland)	307,697	20,948,012
Textron Inc	521,943	23,137,733

		114,733,599

Information Technology - 12.4%

Autodesk Inc *	93,983	5,511,163
Cisco Systems Inc	1,174,213	32,320,213
Citrix Systems Inc *	287,057	18,334,331
Corning Inc	537,632	12,193,494
eBay Inc *	510,271	29,432,431
Hewlett-Packard Co	692,718	21,585,093
Intel Corp	507,657	15,874,434
Microsoft Corp	484,239	19,686,737
NetApp Inc	320,507	11,365,178
Symantec Corp	1,011,789	23,640,450
Yahoo! Inc *	195,616	8,692,197

		198,635,721

Materials - 1.7%

Alcoa Inc	863,235	11,152,996
International Paper Co	291,164	16,156,690

		27,309,686

Telecommunication Services - 0.3%

Frontier Communications Corp	663,319	4,676,399

Utilities - 0.9%

FirstEnergy Corp	222,496	7,800,710
PG&E Corp	120,643	6,402,524

		14,203,234

Total Common Stocks (Cost $1,216,266,868)		1,564,641,565

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $46,181,792; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $47,107,406)	$46,181,792	46,181,792

Total Short-Term Investment (Cost $46,181,792)		46,181,792

TOTAL INVESTMENTS - 100.2% (Cost $1,262,448,660)		1,610,823,357

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,265,826)

NET ASSETS - 100.0%		$1,607,557,531

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	2,718,969	USD	2,144,365	04/15	CIB	$2,121
EUR	4,339,991	USD	4,610,372	04/15	GSC	56,881
GBP	1,005,717	USD	1,499,148	04/15	BRC	(7,376)
USD	7,841,653	CAD	10,013,830	04/15	BRC	(63,751)
USD	7,841,442	CAD	10,013,521	04/15	CIB	(63,718)
USD	7,842,175	CAD	10,013,830	04/15	DUB	(63,229)
USD	7,840,959	CAD	10,013,830	04/15	GSC	(64,445)
USD	8,311,566	CHF	8,370,744	04/15	BRC	(305,570)
USD	8,315,282	CHF	8,370,994	04/15	CIB	(302,111)
USD	9,457,981	CHF	9,514,690	04/15	DUB	(336,773)
USD	8,314,828	CHF	8,370,745	04/15	GSC	(302,309)
USD	12,461,614	EUR	11,777,840	04/15	BRC	(204,349)
USD	12,461,201	EUR	11,778,017	04/15	CIB	(204,953)
USD	12,456,832	EUR	11,777,840	04/15	DUB	(209,131)
USD	12,455,914	EUR	11,777,840	04/15	GSC	(210,049)
USD	12,457,186	EUR	11,777,840	04/15	RBC	(208,777)
USD	7,968,325	GBP	5,332,516	04/15	BRC	58,649
USD	7,967,845	GBP	5,332,516	04/15	CIB	58,170
USD	7,968,752	GBP	5,332,516	04/15	DUB	59,076
USD	7,967,254	GBP	5,332,516	04/15	GSC	57,578

Total Forward Foreign Currency Contracts						($2,254,066)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$282,207,779	$282,207,779	$-	$-
	Consumer Staples	69,131,790	69,131,790	-	-
	Energy	248,896,708	248,896,708	-	-
	Financials	402,213,453	402,213,453	-	-
	Health Care	202,633,196	174,367,906	28,265,290	-
	Industrials	114,733,599	114,733,599	-	-
	Information Technology	198,635,721	198,635,721	-	-
	Materials	27,309,686	27,309,686	-	-
	Telecommunication Services	4,676,399	4,676,399	-	-
	Utilities	14,203,234	14,203,234	-	-

		1,564,641,565	1,536,376,275	28,265,290	-

	Short-Term Investment	46,181,792	-	46,181,792	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	292,475	-	292,475	-

	Total Assets	1,611,115,832	1,536,376,275	74,739,557	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,546,541)	-	(2,546,541)	-

	Total Liabilities	(2,546,541)	-	(2,546,541)	-

	Total	$1,608,569,291	$1,536,376,275	$72,193,016	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 13.3%

Carnival Corp (Panama)	139,300	$6,664,112
Comcast Corp ‘A’	61,900	3,495,493
Johnson Controls Inc	146,200	7,374,328
Kohl’s Corp	74,400	5,821,800
L Brands Inc	86,600	8,165,514
Marriott International Inc ‘A’	47,300	3,799,136
Mattel Inc	180,500	4,124,425
McDonald’s Corp	60,500	5,895,120
MGM Resorts International *	212,100	4,460,463
NIKE Inc ‘B’	56,600	5,678,678
Omnicom Group Inc	149,200	11,634,616
Ross Stores Inc	138,300	14,571,288
The Home Depot Inc	117,900	13,394,619
The Walt Disney Co	120,600	12,649,734
Time Warner Cable Inc	29,800	4,466,424
Time Warner Inc	171,300	14,464,572
Tractor Supply Co	52,100	4,431,626
Wynn Resorts Ltd	40,700	5,123,316

		136,215,264

Consumer Staples - 8.3%

Colgate-Palmolive Co	53,000	3,675,020
Costco Wholesale Corp	33,700	5,105,382
General Mills Inc	122,700	6,944,820
McCormick & Co Inc	48,400	3,732,124
Mondelez International Inc ‘A’	175,200	6,322,968
Nestle SA (Switzerland)	105,647	7,976,288
PepsiCo Inc	190,300	18,196,486
Pernod Ricard SA (France)	34,688	4,093,328
Philip Morris International Inc	131,700	9,920,961
The Coca-Cola Co	62,400	2,530,320
The Procter & Gamble Co	42,800	3,507,032
Wal-Mart Stores Inc	33,300	2,738,925
Walgreens Boots Alliance Inc	116,900	9,899,092

		84,642,746

Energy - 5.4%

Apache Corp	77,900	4,699,707
Canadian Natural Resources Ltd (NYSE) (Canada)	179,500	5,512,445
Chevron Corp	42,400	4,451,152
EQT Corp	95,900	7,947,233
Exxon Mobil Corp	119,900	10,191,500
Occidental Petroleum Corp	117,000	8,541,000
Schlumberger Ltd (Netherlands)	61,400	5,123,216
Spectra Energy Corp	254,400	9,201,648

		55,667,901

Financials - 18.4%

American Express Co	125,000	9,765,000
American Tower Corp REIT	44,400	4,180,260
Aon PLC (United Kingdom)	137,300	13,197,276
Comerica Inc	100,700	4,544,591
Crown Castle International Corp REIT	180,700	14,914,978
General Growth Properties Inc REIT	312,200	9,225,510
Iron Mountain Inc REIT	96,666	3,526,376
JPMorgan Chase & Co	290,800	17,616,664
McGraw Hill Financial Inc	50,100	5,180,340
Morgan Stanley	244,000	8,708,360
Northern Trust Corp	76,500	5,328,225
State Street Corp	210,500	15,478,065
TD Ameritrade Holding Corp	234,990	8,755,727
The Allstate Corp	104,000	7,401,680
The Bank of New York Mellon Corp	248,900	10,015,736
The Chubb Corp	106,200	10,736,820
The PNC Financial Services Group Inc	39,600	3,692,304

	Shares	Value
US Bancorp	237,500	$10,371,625
Waddell & Reed Financial Inc ‘A’	113,700	5,632,698
Wells Fargo & Co	281,900	15,335,360
Weyerhaeuser Co REIT	168,500	5,585,775

		189,193,370

Health Care - 17.8%

Agilent Technologies Inc	212,600	8,833,530
AmerisourceBergen Corp	71,000	8,070,570
Becton Dickinson & Co	98,700	14,172,333
Cigna Corp	39,400	5,099,936
DENTSPLY International Inc	204,600	10,412,094
Johnson & Johnson	93,200	9,375,920
McKesson Corp	92,700	20,968,740
Medtronic PLC (Ireland)	154,193	12,025,512
Merck & Co Inc	254,700	14,640,156
Pfizer Inc	677,900	23,584,141
Stryker Corp	94,800	8,745,300
Thermo Fisher Scientific Inc	129,000	17,329,860
UnitedHealth Group Inc	192,500	22,770,825
Zoetis Inc	152,600	7,063,854

		183,092,771

Industrials - 14.2%

CH Robinson Worldwide Inc	46,700	3,419,374
Danaher Corp	237,500	20,163,750
Equifax Inc	91,000	8,463,000
Fastenal Co	36,000	1,491,660
Flowserve Corp	110,500	6,242,145
General Electric Co	625,000	15,506,250
Illinois Tool Works Inc	88,100	8,558,034
Norfolk Southern Corp	36,900	3,797,748
Pall Corp	119,100	11,956,449
Rockwell Collins Inc	39,400	3,804,070
Roper Industries Inc	93,300	16,047,600
Stanley Black & Decker Inc	30,700	2,927,552
Tyco International PLC (Ireland)	323,700	13,938,522
United Parcel Service Inc ‘B’	79,800	7,735,812
United Technologies Corp	138,800	16,267,360
WW Grainger Inc	24,800	5,848,088

		146,167,414

Information Technology - 12.0%

Accenture PLC ‘A’ (Ireland)	128,400	12,029,796
Apple Inc	94,400	11,746,192
Applied Materials Inc	253,800	5,725,728
Automatic Data Processing Inc	148,700	12,734,668
Cisco Systems Inc	249,400	6,864,735
Fidelity National Information Services Inc	153,800	10,467,628
Keysight Technologies Inc *	99,450	3,694,567
Microchip Technology Inc	71,900	3,515,910
Microsoft Corp	293,400	11,928,177
QUALCOMM Inc	60,100	4,167,334
Texas Instruments Inc	250,800	14,341,998
Visa Inc ‘A’	320,400	20,957,364
Xilinx Inc	108,500	4,589,550

		122,763,647

Materials - 4.4%

Airgas Inc	44,600	4,732,506
Ashland Inc	22,600	2,877,206
Ecolab Inc	48,300	5,524,554
Praxair Inc	68,100	8,222,394
RPM International Inc	163,500	7,846,365
Sigma-Aldrich Corp	40,600	5,612,950
The Sherwin-Williams Co	36,200	10,298,900

		45,114,875

Telecommunication Services - 0.4%

AT&T Inc	107,200	3,500,080

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Utilities - 1.6%

Entergy Corp	40,500	$3,138,345
FirstEnergy Corp	202,900	7,113,674
Sempra Energy	59,200	6,453,984

		16,706,003

Total Common Stocks (Cost $694,225,226)		983,064,071

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $42,396,404; collateralized by U.S. Treasury Notes: 2.250% - 3.125% due 04/30/21 - 05/15/21 and value $43,247,725)	$42,396,404	$42,396,404

Total Short-Term Investment (Cost $42,396,404)		42,396,404

TOTAL INVESTMENTS - 99.9% (Cost $736,621,630)		1,025,460,475

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,384,681

NET ASSETS - 100.0%		$1,026,845,156

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$136,215,264	$136,215,264	$-	$-
	Consumer Staples	84,642,746	72,573,130	12,069,616	-
	Energy	55,667,901	55,667,901	-	-
	Financials	189,193,370	189,193,370	-	-
	Health Care	183,092,771	183,092,771	-	-
	Industrials	146,167,414	146,167,414	-	-
	Information Technology	122,763,647	122,763,647	-	-
	Materials	45,114,875	45,114,875	-	-
	Telecommunication Services	3,500,080	3,500,080	-	-
	Utilities	16,706,003	16,706,003	-	-

		983,064,071	970,994,455	12,069,616	-

	Short-Term Investment	42,396,404	-	42,396,404	-

	Total	$1,025,460,475	$970,994,455	$54,466,020	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 12.2%

Amazon.com Inc *	44,939	$16,721,802
AutoNation Inc *	8,967	576,847
AutoZone Inc *	3,780	2,578,565
Bed Bath & Beyond Inc *	21,854	1,677,841
Best Buy Co Inc	34,349	1,298,049
BorgWarner Inc	26,825	1,622,376
Cablevision Systems Corp ‘A’	25,355	463,997
CarMax Inc *	24,787	1,710,551
Carnival Corp (Panama)	53,137	2,542,074
CBS Corp ‘B’	53,996	3,273,778
Chipotle Mexican Grill Inc *	3,659	2,380,326
Coach Inc	32,515	1,347,096
Comcast Corp ‘A’	299,911	16,935,974
Darden Restaurants Inc	14,755	1,023,112
Delphi Automotive PLC (United Kingdom)	34,260	2,731,892
DIRECTV *	59,247	5,041,920
Discovery Communications Inc ‘A’ *	17,228	529,933
Discovery Communications Inc ‘C’ *	32,244	950,392
Dollar General Corp *	35,796	2,698,302
Dollar Tree Inc *	24,262	1,968,740
DR Horton Inc	39,146	1,114,878
Expedia Inc	11,646	1,096,238
Family Dollar Stores Inc	11,334	898,106
Ford Motor Co	466,780	7,533,829
Fossil Group Inc *	5,204	429,070
GameStop Corp ‘A’	12,613	478,789
Gannett Co Inc	26,647	988,071
Garmin Ltd (Switzerland)	14,238	676,590
General Motors Co	159,731	5,989,913
Genuine Parts Co	18,034	1,680,588
H&R Block Inc	32,466	1,041,185
Hanesbrands Inc	47,246	1,583,213
Harley-Davidson Inc	25,279	1,535,446
Harman International Industries Inc	8,084	1,080,265
Hasbro Inc	13,347	844,064
Johnson Controls Inc	77,577	3,912,984
Kohl’s Corp	23,833	1,864,932
L Brands Inc	29,004	2,734,787
Leggett & Platt Inc	16,247	748,824
Lennar Corp ‘A’	21,069	1,091,585
Lowe’s Cos Inc	114,768	8,537,592
Macy’s Inc	40,199	2,609,317
Marriott International Inc ‘A’	24,479	1,966,153
Mattel Inc	39,978	913,497
McDonald’s Corp	113,437	11,053,301
Michael Kors Holdings Ltd * (United Kingdom)	23,694	1,557,881
Mohawk Industries Inc *	7,311	1,358,018
Netflix Inc *	7,155	2,981,417
Newell Rubbermaid Inc	31,986	1,249,693
News Corp ‘A’ *	58,861	942,365
NIKE Inc ‘B’	82,573	8,284,549
Nordstrom Inc	16,610	1,334,115
O’Reilly Automotive Inc *	11,968	2,587,960
Omnicom Group Inc	29,279	2,283,176
PulteGroup Inc	39,374	875,284
PVH Corp	9,721	1,035,870
Ralph Lauren Corp	7,140	938,910
Ross Stores Inc	24,430	2,573,945
Royal Caribbean Cruises Ltd (Liberia)	19,441	1,591,246
Scripps Networks Interactive Inc ‘A’	11,499	788,371
Staples Inc	75,487	1,229,306
Starbucks Corp	88,484	8,379,435
Starwood Hotels & Resorts Worldwide Inc	20,264	1,692,044
Target Corp	75,140	6,166,740
The Gap Inc	31,484	1,364,202

	Shares	Value
The Goodyear Tire & Rubber Co	32,397	$877,311
The Home Depot Inc	155,453	17,661,015
The Interpublic Group of Cos Inc	49,346	1,091,534
The Priceline Group Inc *	6,130	7,136,240
The TJX Cos Inc	80,576	5,644,349
The Walt Disney Co	184,526	19,354,932
Tiffany & Co	13,278	1,168,597
Time Warner Cable Inc	33,089	4,959,379
Time Warner Inc	98,023	8,277,062
Tractor Supply Co	16,038	1,364,192
TripAdvisor Inc *	13,153	1,093,935
Twenty-First Century Fox Inc ‘A’	215,807	7,302,909
Under Armour Inc ‘A’ *	19,665	1,587,949
Urban Outfitters Inc *	11,711	534,607
VF Corp	40,407	3,043,051
Viacom Inc ‘B’	43,101	2,943,798
Whirlpool Corp	9,187	1,856,325
Wyndham Worldwide Corp	14,229	1,287,298
Wynn Resorts Ltd	9,557	1,203,035
Yum! Brands Inc	51,119	4,024,088

		272,102,917

Consumer Staples - 9.4%

Altria Group Inc	232,430	11,626,149
Archer-Daniels-Midland Co	74,862	3,548,459
Brown-Forman Corp ‘B’	18,458	1,667,680
Campbell Soup Co	21,138	983,974
Coca-Cola Enterprises Inc	25,610	1,131,962
Colgate-Palmolive Co	100,635	6,978,031
ConAgra Foods Inc	50,120	1,830,884
Constellation Brands Inc ‘A’ *	19,796	2,300,493
Costco Wholesale Corp	51,915	7,864,863
CVS Health Corp	132,809	13,707,217
Dr Pepper Snapple Group Inc	22,936	1,800,017
General Mills Inc	71,223	4,031,222
Hormel Foods Corp	15,854	901,300
Kellogg Co	29,739	1,961,287
Keurig Green Mountain Inc	14,335	1,601,650
Kimberly-Clark Corp	43,135	4,620,190
Kraft Foods Group Inc	69,462	6,051,182
Lorillard Inc	42,472	2,775,545
McCormick & Co Inc	15,237	1,174,925
Mead Johnson Nutrition Co	23,834	2,396,032
Molson Coors Brewing Co ‘B’	18,800	1,399,660
Mondelez International Inc ‘A’	194,681	7,026,037
Monster Beverage Corp *	17,243	2,386,345
PepsiCo Inc	174,957	16,729,388
Philip Morris International Inc	182,577	13,753,525
Reynolds American Inc	36,352	2,505,016
Sysco Corp	69,872	2,636,271
The Clorox Co	15,464	1,707,071
The Coca-Cola Co	463,795	18,806,887
The Estee Lauder Cos Inc ‘A’	26,423	2,197,337
The Hershey Co	17,459	1,761,788
The JM Smucker Co	12,013	1,390,264
The Kroger Co	57,933	4,441,144
The Procter & Gamble Co	318,744	26,117,883
Tyson Foods Inc ‘A’	34,571	1,324,069
Wal-Mart Stores Inc	186,304	15,323,504
Walgreens Boots Alliance Inc	102,848	8,709,169
Whole Foods Market Inc	42,440	2,210,275

		209,378,695

Energy - 7.8%

Anadarko Petroleum Corp	59,744	4,947,401
Apache Corp	44,414	2,679,497
Baker Hughes Inc	51,381	3,266,804
Cabot Oil & Gas Corp	48,729	1,438,967
Cameron International Corp *	23,296	1,051,116
Chesapeake Energy Corp	61,209	866,719

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Chevron Corp	221,909	$23,296,007
Cimarex Energy Co	10,294	1,184,736
ConocoPhillips	145,202	9,040,277
CONSOL Energy Inc	27,160	757,492
Devon Energy Corp	45,711	2,756,830
Diamond Offshore Drilling Inc	8,072	216,249
Ensco PLC ‘A’ (United Kingdom)	27,648	582,543
EOG Resources Inc	64,646	5,927,392
EQT Corp	17,875	1,481,301
Exxon Mobil Corp	495,081	42,081,885
FMC Technologies Inc *	27,591	1,021,143
Halliburton Co	100,469	4,408,580
Helmerich & Payne Inc	12,774	869,526
Hess Corp	28,675	1,946,172
Kinder Morgan Inc	201,072	8,457,088
Marathon Oil Corp	79,620	2,078,878
Marathon Petroleum Corp	32,228	3,299,825
Murphy Oil Corp	19,686	917,368
National Oilwell Varco Inc	48,383	2,418,666
Newfield Exploration Co *	18,914	663,692
Noble Corp PLC (United Kingdom)	29,406	419,918
Noble Energy Inc	45,604	2,230,036
Occidental Petroleum Corp	90,945	6,638,985
ONEOK Inc	24,565	1,185,016
Phillips 66	64,147	5,041,954
Pioneer Natural Resources Co	17,566	2,872,217
QEP Resources Inc	19,366	403,781
Range Resources Corp	19,905	1,035,856
Schlumberger Ltd (Netherlands)	150,519	12,559,305
Southwestern Energy Co *	45,629	1,058,137
Spectra Energy Corp	79,158	2,863,145
Tesoro Corp	14,895	1,359,765
The Williams Cos Inc	79,359	4,014,772
Transocean Ltd (Switzerland)	40,511	594,296
Valero Energy Corp	60,770	3,866,187

		173,799,524

Financials - 15.6%

ACE Ltd (Switzerland)	38,635	4,307,416
Affiliated Managers Group Inc *	6,444	1,384,042
Aflac Inc	51,802	3,315,846
American Express Co	103,448	8,081,358
American International Group Inc	161,982	8,874,994
American Tower Corp REIT	49,852	4,693,566
Ameriprise Financial Inc	21,541	2,818,424
Aon PLC (United Kingdom)	33,077	3,179,361
Apartment Investment & Management Co ‘A’ REIT	18,244	718,084
Assurant Inc	8,128	499,140
AvalonBay Communities Inc REIT	15,572	2,713,421
Bank of America Corp	1,241,778	19,110,963
BB&T Corp	84,973	3,313,097
Berkshire Hathaway Inc ‘B’ *	215,246	31,064,303
BlackRock Inc	14,973	5,477,722
Boston Properties Inc REIT	18,062	2,537,350
Capital One Financial Corp	65,102	5,131,340
CBRE Group Inc ‘A’ *	32,990	1,277,043
Cincinnati Financial Corp	17,362	925,047
Citigroup Inc	358,035	18,445,963
CME Group Inc ‘A’	37,352	3,537,608
Comerica Inc	21,202	956,846
Crown Castle International Corp REIT	39,385	3,250,838
Discover Financial Services	52,786	2,974,491
E*TRADE Financial Corp *	34,079	973,126
Equity Residential REIT	43,003	3,348,214
Essex Property Trust Inc REIT	7,678	1,765,172
Fifth Third Bancorp	96,163	1,812,673
Franklin Resources Inc	46,256	2,373,858
General Growth Properties Inc REIT	74,030	2,187,586
Genworth Financial Inc ‘A’ *	57,699	421,780

	Shares	Value
HCP Inc REIT	54,181	$2,341,161
Health Care REIT Inc	41,219	3,188,702
Host Hotels & Resorts Inc REIT	89,345	1,802,982
Hudson City Bancorp Inc	57,620	603,858
Huntington Bancshares Inc	96,098	1,061,883
Intercontinental Exchange Inc	13,296	3,101,558
Invesco Ltd (Bermuda)	50,827	2,017,324
Iron Mountain Inc REIT	22,002	802,633
JPMorgan Chase & Co	440,036	26,657,381
KeyCorp	102,211	1,447,308
Kimco Realty Corp REIT	48,532	1,303,084
Legg Mason Inc	11,881	655,831
Leucadia National Corp	37,387	833,356
Lincoln National Corp	30,261	1,738,797
Loews Corp	35,313	1,441,830
M&T Bank Corp	15,744	1,999,488
Marsh & McLennan Cos Inc	63,809	3,579,047
McGraw Hill Financial Inc	32,262	3,335,891
MetLife Inc	131,887	6,666,888
Moody’s Corp	20,986	2,178,347
Morgan Stanley	181,912	6,492,439
Navient Corp	47,383	963,296
Northern Trust Corp	26,117	1,819,049
People’s United Financial Inc	35,801	544,175
Plum Creek Timber Co Inc REIT	20,754	901,761
Principal Financial Group Inc	32,221	1,655,193
Prologis Inc REIT	60,399	2,630,980
Prudential Financial Inc	53,584	4,303,331
Public Storage REIT	17,116	3,374,248
Regions Financial Corp	158,496	1,497,787
Simon Property Group Inc REIT	36,661	7,172,358
SL Green Realty Corp REIT	11,625	1,492,418
State Street Corp	48,660	3,577,970
SunTrust Banks Inc	61,984	2,546,923
T Rowe Price Group Inc	30,841	2,497,504
The Allstate Corp	49,149	3,497,934
The Bank of New York Mellon Corp	131,468	5,290,272
The Charles Schwab Corp	136,202	4,145,989
The Chubb Corp	27,247	2,754,672
The Goldman Sachs Group Inc	47,782	8,981,583
The Hartford Financial Services Group Inc	49,683	2,077,743
The Macerich Co REIT	16,585	1,398,613
The NASDAQ OMX Group Inc	13,925	709,340
The PNC Financial Services Group Inc	61,455	5,730,064
The Progressive Corp	63,106	1,716,483
The Travelers Cos Inc	37,930	4,101,371
Torchmark Corp	15,180	833,686
Unum Group	29,733	1,002,894
US Bancorp	210,226	9,180,569
Ventas Inc REIT	35,589	2,598,709
Vornado Realty Trust REIT	20,597	2,306,864
Wells Fargo & Co	553,372	30,103,437
Weyerhaeuser Co REIT	61,861	2,050,692
XL Group PLC (Ireland)	30,448	1,120,486
Zions Bancorp	24,065	649,755

		349,948,609

Health Care - 14.4%

Abbott Laboratories	178,056	8,249,334
AbbVie Inc	187,946	11,002,359
Actavis PLC * (Ireland)	46,081	13,714,627
Aetna Inc	41,486	4,419,504
Agilent Technologies Inc	39,347	1,634,868
Alexion Pharmaceuticals Inc *	23,848	4,132,858
AmerisourceBergen Corp	24,510	2,786,052
Amgen Inc	89,565	14,316,965
Anthem Inc	31,488	4,862,062
Baxter International Inc	63,935	4,379,547
Becton Dickinson & Co	24,658	3,540,642
Biogen Inc *	27,690	11,691,826

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Boston Scientific Corp *	156,489	$2,777,680
Bristol-Myers Squibb Co	196,143	12,651,223
Cardinal Health Inc	39,043	3,524,412
Celgene Corp *	94,474	10,890,963
Cerner Corp *	35,853	2,626,591
Cigna Corp	30,503	3,948,308
CR Bard Inc	8,837	1,478,872
DaVita HealthCare Partners Inc *	20,283	1,648,602
DENTSPLY International Inc	16,700	849,863
Edwards Lifesciences Corp *	12,757	1,817,362
Eli Lilly & Co	115,583	8,397,105
Endo International PLC * (Ireland)	20,929	1,877,331
Express Scripts Holding Co *	85,793	7,444,259
Gilead Sciences Inc *	175,787	17,249,978
HCA Holdings Inc *	34,747	2,614,017
Henry Schein Inc *	9,913	1,384,053
Hospira Inc *	20,208	1,775,071
Humana Inc	17,658	3,143,477
Intuitive Surgical Inc *	4,317	2,180,215
Johnson & Johnson	328,169	33,013,801
Laboratory Corp of America Holdings *	11,763	1,483,197
Mallinckrodt PLC * (Ireland)	13,718	1,737,385
McKesson Corp	27,473	6,214,393
Medtronic PLC (Ireland)	168,169	13,115,500
Merck & Co Inc	334,979	19,254,593
Mylan NV * (Netherlands)	44,154	2,620,540
Patterson Cos Inc	10,299	502,488
PerkinElmer Inc	13,405	685,532
Perrigo Co PLC (Ireland)	16,606	2,749,123
Pfizer Inc	723,361	25,165,729
Quest Diagnostics Inc	17,053	1,310,523
Regeneron Pharmaceuticals Inc *	8,707	3,931,036
St Jude Medical Inc	33,198	2,171,149
Stryker Corp	35,258	3,252,551
Tenet Healthcare Corp *	11,416	565,206
Thermo Fisher Scientific Inc	46,831	6,291,277
UnitedHealth Group Inc	112,560	13,314,722
Universal Health Services Inc ‘B’	10,743	1,264,559
Varian Medical Systems Inc *	11,796	1,109,886
Vertex Pharmaceuticals Inc *	28,558	3,368,987
Waters Corp *	9,825	1,221,444
Zimmer Holdings Inc	19,979	2,347,932
Zoetis Inc	59,142	2,737,683

		322,439,262

Industrials - 10.0%

3M Co	74,917	12,357,559
Allegion PLC (Ireland)	11,370	695,503
American Airlines Group Inc	84,619	4,466,191
AMETEK Inc	28,452	1,494,868
Caterpillar Inc	71,416	5,715,422
CH Robinson Worldwide Inc	17,259	1,263,704
Cintas Corp	11,456	935,153
CSX Corp	117,424	3,889,083
Cummins Inc	19,878	2,755,886
Danaher Corp	72,448	6,150,835
Deere & Co	40,069	3,513,651
Delta Air Lines Inc	97,285	4,373,934
Dover Corp	19,510	1,348,531
Eaton Corp PLC (Ireland)	55,987	3,803,757
Emerson Electric Co	80,871	4,578,916
Equifax Inc	14,227	1,323,111
Expeditors International of Washington Inc	22,776	1,097,348
Fastenal Co	32,177	1,333,254
FedEx Corp	31,074	5,141,193
Flowserve Corp	16,083	908,529
Fluor Corp	17,443	997,042
General Dynamics Corp	37,138	5,040,741
General Electric Co	1,187,837	29,470,236
Honeywell International Inc	92,343	9,632,298

	Shares	Value
Illinois Tool Works Inc	41,202	$4,002,362
Ingersoll-Rand PLC (Ireland)	31,319	2,132,198
Jacobs Engineering Group Inc *	15,483	699,212
Joy Global Inc	11,800	462,324
Kansas City Southern	13,020	1,329,082
L-3 Communications Holdings Inc	9,740	1,225,195
Lockheed Martin Corp	31,678	6,429,367
Masco Corp	41,255	1,101,509
Nielsen NV (Netherlands)	37,246	1,660,054
Norfolk Southern Corp	36,282	3,734,143
Northrop Grumman Corp	23,417	3,769,200
PACCAR Inc	41,774	2,637,610
Pall Corp	12,569	1,261,802
Parker-Hannifin Corp	16,813	1,997,048
Pentair PLC (Ireland)	21,533	1,354,210
Pitney Bowes Inc	23,966	558,887
Precision Castparts Corp	16,814	3,530,940
Quanta Services Inc *	24,958	712,052
Raytheon Co	36,377	3,974,187
Republic Services Inc	29,783	1,207,998
Robert Half International Inc	16,038	970,620
Rockwell Automation Inc	16,018	1,857,928
Rockwell Collins Inc	15,685	1,514,387
Roper Industries Inc	11,816	2,032,352
Ryder System Inc	6,320	599,705
Snap-on Inc	6,856	1,008,243
Southwest Airlines Co	80,070	3,547,101
Stanley Black & Decker Inc	18,481	1,762,348
Stericycle Inc *	10,020	1,407,109
Textron Inc	32,569	1,443,784
The ADT Corp	20,594	855,063
The Boeing Co	77,316	11,603,585
The Dun & Bradstreet Corp	4,310	553,232
Tyco International PLC (Ireland)	49,368	2,125,786
Union Pacific Corp	104,014	11,265,756
United Parcel Service Inc ‘B’	82,022	7,951,213
United Rentals Inc *	11,392	1,038,495
United Technologies Corp	97,532	11,430,750
Waste Management Inc	50,240	2,724,515
WW Grainger Inc	7,159	1,688,164
Xylem Inc	21,461	751,564

		224,197,825

Information Technology - 19.0%

Accenture PLC ‘A’ (Ireland)	74,023	6,935,215
Adobe Systems Inc *	56,145	4,151,361
Akamai Technologies Inc *	21,000	1,491,945
Alliance Data Systems Corp *	7,413	2,196,101
Altera Corp	35,964	1,543,215
Amphenol Corp ‘A’	36,509	2,151,475
Analog Devices Inc	36,714	2,312,982
Apple Inc	687,469	85,541,768
Applied Materials Inc	144,935	3,269,734
Autodesk Inc *	26,843	1,574,074
Automatic Data Processing Inc	56,080	4,802,691
Avago Technologies Ltd (Singapore)	30,269	3,843,558
Broadcom Corp ‘A’	64,290	2,783,436
CA Inc	37,794	1,232,462
Cisco Systems Inc	602,490	16,583,537
Citrix Systems Inc *	18,992	1,213,019
Cognizant Technology Solutions Corp ‘A’ *	71,832	4,481,598
Computer Sciences Corp	16,576	1,082,081
Corning Inc	150,051	3,403,157
eBay Inc *	129,963	7,496,266
Electronic Arts Inc *	36,683	2,157,511
EMC Corp	234,645	5,997,526
Equinix Inc REIT	6,657	1,550,082
F5 Networks Inc *	8,514	978,599
Facebook Inc ‘A’ *	247,740	20,367,944
Fidelity National Information Services Inc	33,475	2,278,308

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
First Solar Inc *	8,807	$526,571
Fiserv Inc *	28,172	2,236,857
FLIR Systems Inc	16,375	512,210
Google Inc ‘A’ *	33,701	18,693,945
Google Inc ‘C’ *	33,771	18,506,508
Harris Corp	12,341	971,977
Hewlett-Packard Co	214,518	6,684,381
Intel Corp	558,969	17,478,961
International Business Machines Corp	108,493	17,413,126
Intuit Inc	32,661	3,166,811
Juniper Networks Inc	42,751	965,318
KLA-Tencor Corp	19,406	1,131,176
Lam Research Corp	18,754	1,317,187
Linear Technology Corp	28,143	1,317,092
MasterCard Inc ‘A’	115,215	9,953,424
Microchip Technology Inc	23,711	1,159,468
Micron Technology Inc *	127,357	3,455,195
Microsoft Corp	968,256	39,364,448
Motorola Solutions Inc	22,505	1,500,408
NetApp Inc	36,774	1,304,006
NVIDIA Corp	60,922	1,274,793
Oracle Corp	378,354	16,325,975
Paychex Inc	38,525	1,911,418
QUALCOMM Inc	194,690	13,499,805
Red Hat Inc *	21,648	1,639,836
salesforce.com Inc *	71,383	4,769,098
SanDisk Corp	25,141	1,599,470
Seagate Technology PLC (Ireland)	38,605	2,008,618
Skyworks Solutions Inc	22,479	2,209,461
Symantec Corp	80,538	1,881,770
TE Connectivity Ltd (Switzerland)	47,975	3,435,969
Teradata Corp *	17,131	756,162
Texas Instruments Inc	123,589	7,067,437
The Western Union Co	61,663	1,283,207
Total System Services Inc	19,526	744,917
VeriSign Inc *	12,416	831,500
Visa Inc ‘A’	230,460	15,074,389
Western Digital Corp	25,753	2,343,781
Xerox Corp	123,383	1,585,472
Xilinx Inc	31,201	1,319,802
Yahoo! Inc *	102,752	4,565,785

		425,207,379

Materials - 3.1%

Air Products & Chemicals Inc	22,690	3,432,543
Airgas Inc	7,933	841,771
Alcoa Inc	144,103	1,861,811
Allegheny Technologies Inc	12,830	385,028
Avery Dennison Corp	10,887	576,031
Ball Corp	16,155	1,141,189
CF Industries Holdings Inc	5,654	1,603,927
Eastman Chemical Co	17,524	1,213,712
Ecolab Inc	31,864	3,644,604
EI du Pont de Nemours & Co	106,869	7,637,927
FMC Corp	15,724	900,199
Freeport-McMoRan Inc	122,587	2,323,024
International Flavors & Fragrances Inc	9,554	1,121,640
International Paper Co	49,974	2,773,057
LyondellBasell Industries NV ‘A’ (Netherlands)	46,741	4,103,860
Martin Marietta Materials Inc	7,302	1,020,820
MeadWestvaco Corp	19,671	980,993
Monsanto Co	57,103	6,426,372
Newmont Mining Corp	58,848	1,277,590
Nucor Corp	37,635	1,788,791
Owens-Illinois Inc *	19,143	446,415
PPG Industries Inc	16,057	3,621,496
Praxair Inc	34,084	4,115,302
Sealed Air Corp	24,914	1,135,082
Sigma-Aldrich Corp	14,050	1,942,412

	Shares	Value
The Dow Chemical Co	128,439	$6,162,503
The Mosaic Co	36,702	1,690,494
The Sherwin-Williams Co	9,520	2,708,440
Vulcan Materials Co	15,539	1,309,938

		68,186,971

Telecommunication Services - 2.2%

AT&T Inc	612,512	19,998,517
CenturyLink Inc	67,327	2,326,148
Frontier Communications Corp	118,238	833,578
Level 3 Communications Inc *	33,812	1,820,438
Verizon Communications Inc	490,404	23,848,346
Windstream Holdings Inc	71,564	529,574

		49,356,601

Utilities - 2.9%

AES Corp	77,404	994,641
AGL Resources Inc	14,127	701,406
Ameren Corp	28,627	1,208,059
American Electric Power Co Inc	57,715	3,246,469
CenterPoint Energy Inc	50,711	1,035,011
CMS Energy Corp	32,453	1,132,934
Consolidated Edison Inc	34,553	2,107,733
Dominion Resources Inc	69,387	4,917,457
DTE Energy Co	20,881	1,684,888
Duke Energy Corp	83,435	6,406,139
Edison International	38,437	2,401,159
Entergy Corp	21,293	1,649,995
Eversource Energy	37,375	1,888,185
Exelon Corp	101,390	3,407,718
FirstEnergy Corp	49,644	1,740,519
Integrys Energy Group Inc	9,439	679,797
NextEra Energy Inc	52,320	5,443,896
NiSource Inc	37,246	1,644,783
NRG Energy Inc	39,894	1,004,930
Pepco Holdings Inc	29,725	797,522
PG&E Corp	56,046	2,974,361
Pinnacle West Capital Corp	13,033	830,854
PPL Corp	78,459	2,640,930
Public Service Enterprise Group Inc	59,699	2,502,582
SCANA Corp	16,820	924,932
Sempra Energy	27,268	2,972,757
TECO Energy Inc	28,069	544,539
The Southern Co	107,344	4,753,192
Wisconsin Energy Corp	26,607	1,317,046
Xcel Energy Inc	59,658	2,076,695

		65,631,129

Total Common Stocks (Cost $1,515,530,758)		2,160,248,912

	Principal Amount

SHORT-TERM INVESTMENT - 3.2%

Repurchase Agreement - 3.2%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $72,182,841; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $73,629,844)	$72,182,841	72,182,841

Total Short-Term Investment (Cost $72,182,841)		72,182,841

TOTAL INVESTMENTS - 99.8% (Cost $1,587,713,599)		2,232,431,753

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,406,564

NET ASSETS - 100.0%		$2,236,838,317

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini (06/15)	740	$679,766

(c)	Fair Value Measurements
The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,160,248,912	$2,160,248,912	$-	$-
	Short-Term Investment	72,182,841	-	72,182,841	-
	Derivatives:
	Equity Contracts
	Futures	679,766	679,766	-	-

	Total	$2,233,111,519	$2,160,928,678	$72,182,841	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 30.9%

Amazon.com Inc *	9,725	$3,618,672
Chipotle Mexican Grill Inc *	3,892	2,531,902
Comcast Corp ‘A’	45,193	2,552,049
Delphi Automotive PLC (United Kingdom)	58,623	4,674,598
Gildan Activewear Inc (NYSE) (Canada)	110,452	3,260,543
Las Vegas Sands Corp	32,928	1,812,357
Lowe’s Cos Inc	83,253	6,193,191
Norwegian Cruise Line Holdings Ltd * (Bermuda)	54,468	2,941,817
Starbucks Corp	39,126	3,705,232
The Priceline Group Inc *	3,454	4,020,974
The TJX Cos Inc	40,836	2,860,562
Wayfair Inc ‘A’ *	49,249	1,581,878

		39,753,775

Energy - 1.3%

Baker Hughes Inc	26,859	1,707,695

Financials - 15.3%

Aon PLC (United Kingdom)	34,216	3,288,842
Crown Castle International Corp REIT	44,105	3,640,427
E*TRADE Financial Corp *	104,981	2,997,733
Intercontinental Exchange Inc	11,057	2,579,266
Moelis & Co ‘A’	42,176	1,270,341
PacWest Bancorp	68,343	3,204,603
The Charles Schwab Corp	87,903	2,675,767

		19,656,979

Health Care - 15.3%

Celgene Corp *	26,321	3,034,285
Endo International PLC * (Ireland)	49,633	4,452,080
Phibro Animal Health Corp ‘A’	45,291	1,603,754
Regeneron Pharmaceuticals Inc *	4,097	1,849,714
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	22,801	4,528,735
Zoetis Inc	90,981	4,211,510

		19,680,078

Industrials - 11.3%

Canadian Pacific Railway Ltd (NYSE) (Canada)	20,797	3,799,612
Colfax Corp *	42,894	2,047,330
Nielsen NV (Netherlands)	83,140	3,705,550
Precision Castparts Corp	17,183	3,608,430
United Continental Holdings Inc *	19,116	1,285,551

		14,446,473

	Shares	Value
Information Technology - 22.0%

Alibaba Group Holding Ltd ADR * (Cayman)	30,441	$2,533,909
Apple Inc	29,260	3,640,822
ARM Holdings PLC ADR (United Kingdom)	43,178	2,128,675
CoStar Group Inc *	13,657	2,701,764
Google Inc ‘C’ *	9,227	5,056,396
LinkedIn Corp ‘A’ *	7,405	1,850,213
MasterCard Inc ‘A’	43,002	3,714,943
NetSuite Inc *	12,514	1,160,799
salesforce.com Inc *	60,993	4,074,942
WEX Inc *	12,811	1,375,389

		28,237,852

Materials - 2.3%

Vulcan Materials Co	35,562	2,997,877

Total Common Stocks (Cost $104,629,198)		126,480,729

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

State Street Bank & Trust Co 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $2,190,086; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $2,234,813)	$2,190,086	2,190,086

Total Short-Term Investment (Cost $2,190,086)		2,190,086

TOTAL INVESTMENTS - 100.1% (Cost $106,819,284)		128,670,815

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(186,624)

NET ASSETS - 100.0%		$128,484,191

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$126,480,729	$126,480,729	$-	$-
	Short-Term Investment	2,190,086	-	2,190,086	-

	Total	$128,670,815	$126,480,729	$2,190,086	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 20.9%

Amazon.com Inc *	22,891	$8,517,741
AutoZone Inc *	14,516	9,902,235
Burlington Stores Inc *	72,005	4,278,537
Comcast Corp ‘Special A’	237,244	13,301,085
Discovery Communications Inc ‘C’ *	37,042	1,091,813
Dollar General Corp *	103,886	7,830,927
Dollar Tree Inc *	104,345	8,467,075
Hilton Worldwide Holdings Inc *	193,580	5,733,840
L Brands Inc	90,979	8,578,410
Las Vegas Sands Corp	40,462	2,227,028
LVMH Moet Hennessy Louis Vuitton SE (France)	40,371	7,124,756
Marriott International Inc ‘A’	95,896	7,702,367
Netflix Inc *	23,278	9,699,710
NIKE Inc ‘B’	76,308	7,655,982
PVH Corp	21,144	2,253,105
Ross Stores Inc	216,330	22,792,529
Starbucks Corp	152,923	14,481,808
The Priceline Group Inc *	16,745	19,493,692
The TJX Cos Inc	221,051	15,484,622
The Walt Disney Co	11,369	1,192,494
Tiffany & Co	18,826	1,656,876
Time Warner Inc	133,063	11,235,840
Tractor Supply Co	79,468	6,759,548
Twenty-First Century Fox Inc ‘A’	427,317	14,460,407
Urban Outfitters Inc *	28,934	1,320,837
VF Corp	165,613	12,472,315
Wynn Resorts Ltd	25,657	3,229,703
Yum! Brands Inc	15,022	1,182,532

		230,127,814

Consumer Staples - 7.6%

Colgate-Palmolive Co	179,643	12,456,446
Constellation Brands Inc ‘A’ *	93,781	10,898,290
Costco Wholesale Corp	66,757	10,113,352
CVS Health Corp	156,107	16,111,803
Danone SA (France)	85,112	5,727,796
Mead Johnson Nutrition Co	85,608	8,606,172
Mondelez International Inc ‘A’	176,572	6,372,484
Pernod Ricard SA (France)	43,194	5,097,071
Philip Morris International Inc	26,493	1,995,718
The Estee Lauder Cos Inc ‘A’	71,639	5,957,499

		83,336,631

Energy - 2.0%

Anadarko Petroleum Corp	78,513	6,501,662
Concho Resources Inc *	16,212	1,879,295
Noble Energy Inc	75,672	3,700,361
Pioneer Natural Resources Co	24,032	3,929,472
Schlumberger Ltd (Netherlands)	73,087	6,098,379

		22,109,169

Financials - 6.6%

Affiliated Managers Group Inc *	35,264	7,574,002
American Express Co	27,682	2,162,518
American Tower Corp REIT	207,932	19,576,798
BlackRock Inc	26,074	9,538,912
Intercontinental Exchange Inc	74,354	17,344,558
Moody’s Corp	47,388	4,918,874
Morgan Stanley	207,609	7,409,565
Realogy Holdings Corp *	86,109	3,916,237

		72,441,464

Health Care - 20.5%

Abbott Laboratories	239,080	11,076,576
Actavis PLC * (Ireland)	85,559	25,464,070

	Shares	Value
Alexion Pharmaceuticals Inc *	92,858	$16,092,291
Biogen Inc *	50,133	21,168,158
Bristol-Myers Squibb Co	282,496	18,220,992
Celgene Corp *	92,642	10,679,770
Cerner Corp *	135,154	9,901,382
CR Bard Inc	19,853	3,322,400
Gilead Sciences Inc *	60,735	5,959,926
Isis Pharmaceuticals Inc *	24,633	1,568,383
McKesson Corp	68,166	15,419,149
Medtronic PLC (Ireland)	155,964	12,163,632
Merck & Co Inc	94,179	5,413,409
Puma Biotechnology Inc *	16,853	3,979,162
Receptos Inc *	17,453	2,877,825
Regeneron Pharmaceuticals Inc *	30,920	13,959,762
The Cooper Cos Inc	26,218	4,913,778
Thermo Fisher Scientific Inc	195,201	26,223,302
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	44,381	8,814,954
Vertex Pharmaceuticals Inc *	27,188	3,207,368
Zoetis Inc	110,608	5,120,044

		225,546,333

Industrials - 9.3%

AMETEK Inc	201,151	10,568,473
Canadian Pacific Railway Ltd (NYSE) (Canada)	37,541	6,858,741
Colfax Corp *	81,503	3,890,138
Danaher Corp	298,090	25,307,841
Equifax Inc	57,028	5,303,604
Honeywell International Inc	87,583	9,135,783
Kansas City Southern	10,634	1,085,519
Precision Castparts Corp	28,376	5,958,960
Roper Industries Inc	67,374	11,588,328
Spirit Airlines Inc *	72,847	5,635,444
Union Pacific Corp	81,655	8,844,053
United Parcel Service Inc ‘B’	42,436	4,113,746
Verisk Analytics Inc ‘A’ *	52,040	3,715,656

		102,006,286

Information Technology - 28.4%

Adobe Systems Inc *	151,071	11,170,190
Alibaba Group Holding Ltd ADR * (Cayman)	14,509	1,207,729
Apple Inc	336,005	41,809,102
Avago Technologies Ltd (Singapore)	71,585	9,089,863
Broadcom Corp ‘A’	108,684	4,705,474
Cognizant Technology Solutions Corp ‘A’ *	286,364	17,866,250
EMC Corp	567,531	14,506,092
Facebook Inc ‘A’ *	348,740	28,671,659
FleetCor Technologies Inc *	65,250	9,847,530
Google Inc ‘A’ *	49,062	27,214,691
Google Inc ‘C’ *	44,289	24,270,372
Intuit Inc	39,617	3,841,264
LinkedIn Corp ‘A’ *	52,354	13,081,171
MasterCard Inc ‘A’	296,772	25,638,133
NXP Semiconductors NV * (Netherlands)	27,174	2,727,183
Oracle Corp	311,509	13,441,613
salesforce.com Inc *	254,883	17,028,733
Twitter Inc *	103,449	5,180,726
Visa Inc ‘A’	536,272	35,077,552
Yahoo! Inc *	130,185	5,784,771

		312,160,098

Materials - 3.4%

Ecolab Inc	36,569	4,182,762
Monsanto Co	98,392	11,073,036
The Sherwin-Williams Co	62,469	17,772,430
Vulcan Materials Co	46,320	3,904,776

		36,933,004

Total Common Stocks (Cost $862,663,521)		1,084,660,799

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%

Commercial Paper - 0.3%

HSBC USA Inc 0.051% due 04/01/15	$3,265,000	$3,264,991

Repurchase Agreement - 1.1%

State Street Bank & Trust Co 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $11,533,727; collateralized by U.S. Treasury Notes: 2.125% due 09/30/21 and value $11,764,875)	11,533,727	11,533,727

Total Short-Term Investments (Cost $14,798,727)		14,798,718

TOTAL INVESTMENTS - 100.1% (Cost $877,462,248)		1,099,459,517

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,011,215)

NET ASSETS - 100.0%		$1,098,448,302

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$230,127,814	$223,003,058	$7,124,756	$-
	Consumer Staples	83,336,631	72,511,764	10,824,867	-
	Energy	22,109,169	22,109,169	-	-
	Financials	72,441,464	72,441,464	-	-
	Health Care	225,546,333	225,546,333	-	-
	Industrials	102,006,286	102,006,286	-	-
	Information Technology	312,160,098	312,160,098	-	-
	Materials	36,933,004	36,933,004	-	-

		1,084,660,799	1,066,711,176	17,949,623	-

	Short-Term Investments	14,798,718	-	14,798,718	-

	Total	$1,099,459,517	$1,066,711,176	$32,748,341	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 20.4%

Delphi Automotive PLC (United Kingdom)	127,028	$10,129,213
Dollar General Corp *	473,382	35,683,535
Liberty Global PLC ‘A’ * (United Kingdom)	675,504	34,768,191
lululemon athletica Inc *	262,187	16,785,212
Netflix Inc *	75,710	31,547,600
NIKE Inc ‘B’	121,472	12,187,286
Restoration Hardware Holdings Inc *	108,989	10,810,619
The Home Depot Inc	200,724	22,804,253
The Walt Disney Co	162,664	17,061,827
TripAdvisor Inc *	394,507	32,811,147
Twenty-First Century Fox Inc ‘A’	1,180,762	39,956,986

		264,545,869

Consumer Staples - 4.0%

Constellation Brands Inc ‘A’ *	131,050	15,229,321
CVS Health Corp	94,165	9,718,770
The Hershey Co	148,173	14,952,137
Whole Foods Market Inc	226,956	11,819,868

		51,720,096

Energy - 2.8%

Concho Resources Inc *	215,717	25,005,915
Pioneer Natural Resources Co	68,789	11,247,689

		36,253,604

Financials - 6.5%

Berkshire Hathaway Inc ‘B’ *	118,624	17,119,816
Crown Castle International Corp REIT	166,207	13,718,726
Discover Financial Services	293,784	16,554,728
JPMorgan Chase & Co	276,089	16,725,472
Moody’s Corp	192,899	20,022,916

		84,141,658

Health Care - 22.7%

AbbVie Inc	666,706	39,028,969
Actavis PLC * (Ireland)	71,371	21,241,437
athenahealth Inc *	49,984	5,967,590
Express Scripts Holding Co *	246,054	21,350,106
Humana Inc	112,853	20,090,091
Mallinckrodt PLC * (Ireland)	123,439	15,633,549
Perrigo Co PLC (Ireland)	164,710	27,267,741
Regeneron Pharmaceuticals Inc *	35,510	16,032,055
United Therapeutics Corp *	254,909	43,955,233
UnitedHealth Group Inc	129,442	15,311,694
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	130,698	25,959,237
Vertex Pharmaceuticals Inc *	359,520	42,412,574

		294,250,276

Industrials - 5.6%

Precision Castparts Corp	83,308	17,494,680
Spirit Airlines Inc *	239,632	18,537,931
Union Pacific Corp	338,032	36,612,246

		72,644,857

Information Technology - 37.3%

Alibaba Group Holding Ltd ADR * (Cayman)	168,463	14,022,860
Alliance Data Systems Corp *	107,869	31,956,191
Apple Inc	548,078	68,197,346
Baidu Inc ADR * (Cayman)	152,786	31,840,602
Facebook Inc ‘A’ *	734,374	60,376,558
Google Inc ‘A’ *	72,391	40,155,288
LinkedIn Corp ‘A’ *	113,203	28,284,902
MasterCard Inc ‘A’	197,910	17,097,445
Oracle Corp	623,180	26,890,217
salesforce.com Inc *	569,869	38,072,948

	Shares	Value
SanDisk Corp	139,025	$8,844,771
Splunk Inc *	207,941	12,310,107
Tencent Holdings Ltd (Cayman)	1,244,000	23,517,364
Visa Inc ‘A’	759,252	49,662,673
Workday Inc ‘A’ *	125,090	10,558,847
Yahoo! Inc *	466,155	20,713,597

		482,501,716

Materials - 0.7%

Ecolab Inc	73,562	8,414,022

Total Common Stocks (Cost $1,114,916,377)		1,294,472,098

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $2,331,278; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $2,381,575)	$2,331,278	2,331,278

Total Short-Term Investment (Cost $2,331,278)		2,331,278

TOTAL INVESTMENTS - 100.2% (Cost $1,117,247,655)		1,296,803,376

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,598,284)

NET ASSETS - 100.0%		$1,294,205,092

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$264,545,869	$264,545,869	$-	$-
	Consumer Staples	51,720,096	51,720,096	-	-
	Energy	36,253,604	36,253,604	-	-
	Financials	84,141,658	84,141,658	-	-
	Health Care	294,250,276	294,250,276	-	-
	Industrials	72,644,857	72,644,857	-	-
	Information Technology	482,501,716	458,984,352	23,517,364	-
	Materials	8,414,022	8,414,022	-	-

		1,294,472,098	1,270,954,734	23,517,364	-

	Short-Term Investment	2,331,278	-	2,331,278	-

	Total	$1,296,803,376	$1,270,954,734	$25,848,642	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 16.1%

DISH Network Corp ‘A’ *	1,138,925	$79,793,085
SES SA FDR ‘A’ (Luxembourg)	630,803	22,327,368
Target Corp	676,012	55,480,305
The Home Depot Inc	373,426	42,424,928
Time Warner Cable Inc	365,651	54,803,772
Time Warner Inc	862,554	72,834,060
Twenty-First Century Fox Inc ‘B’	1,345,132	44,227,940

		371,891,458

Consumer Staples - 11.2%

Altria Group Inc	547,909	27,406,408
Anheuser-Busch InBev NV ADR (Belgium)	187,864	22,902,500
CVS Health Corp	895,798	92,455,312
Kimberly-Clark Corp	284,403	30,462,405
Lorillard Inc	644,582	42,123,434
Philip Morris International Inc	586,467	44,178,559

		259,528,618

Energy - 9.6%

Chevron Corp	449,869	47,227,248
Exxon Mobil Corp	586,196	49,826,660
Halliburton Co	1,253,024	54,982,693
National Oilwell Varco Inc	578,081	28,898,269
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	364,762	21,758,053
Suncor Energy Inc (NYSE) (Canada)	636,060	18,604,755

		221,297,678

Financials - 24.6%

American Express Co	551,110	43,052,713
American Tower Corp REIT	307,786	28,978,052
Capital One Financial Corp	344,802	27,177,294
Citigroup Inc	737,319	37,986,675
JPMorgan Chase & Co	1,340,170	81,187,499
Marsh & McLennan Cos Inc	612,257	34,341,495
MetLife Inc	523,891	26,482,690
State Street Corp	538,117	39,567,743
Synchrony Financial *	763,250	23,164,637
The Bank of New York Mellon Corp	653,060	26,279,134
The Progressive Corp	496,829	13,513,749
The Travelers Cos Inc	412,836	44,639,957
US Bancorp	1,358,507	59,326,001
Wells Fargo & Co	1,516,961	82,522,678

		568,220,317

Health Care - 10.2%

Amgen Inc	281,772	45,041,254
Anthem Inc	339,949	52,491,525
Johnson & Johnson	377,224	37,948,734
Merck & Co Inc	779,399	44,799,855
Novartis AG ADR (Switzerland)	269,801	26,605,077
Teva Pharmaceutical Industries Ltd ADR (Israel)	475,102	29,598,855

		236,485,300

Industrials - 9.6%

General Electric Co	2,103,358	52,184,312
Honeywell International Inc	562,161	58,639,014
Illinois Tool Works Inc	471,586	45,809,864
Precision Castparts Corp	112,802	23,688,420
United Technologies Corp	363,767	42,633,492

		222,955,102

Information Technology - 9.5%

EMC Corp	1,381,072	35,300,200
International Business Machines Corp	113,949	18,288,815

	Shares	Value
Microsoft Corp	723,502	$29,413,974
Motorola Solutions Inc	522,454	34,832,008
Nuance Communications Inc *	1,768,796	25,382,223
TE Connectivity Ltd (Switzerland)	635,475	45,512,719
Xerox Corp	2,317,558	29,780,620

		218,510,559

Materials - 5.4%

Air Products & Chemicals Inc	149,924	22,680,503
Crown Holdings Inc *	779,626	42,115,396
Freeport-McMoRan Inc	1,551,926	29,408,998
Martin Marietta Materials Inc	221,524	30,969,055

		125,173,952

Telecommunication Services - 1.0%

Vodafone Group PLC ADR (United Kingdom)	675,919	22,089,033

Utilities - 1.7%

Sempra Energy	352,316	38,409,490

Total Common Stocks (Cost $1,603,082,585)		2,284,561,507

	Principal Amount

SHORT-TERM INVESTMENTS - 1.0%

Repurchase Agreements - 1.0%

Bank of America Corp 0.090% due 04/01/15 (Dated 03/31/15, repurchase price of $14,146,035; collateralized by U.S. Treasury Bonds: 4.500% due 05/15/38 and value $14,623,360)	$14,146,000	14,146,000
JPMorgan Chase & Co 0.100% due 04/01/15 (Dated 03/31/15, repurchase price of $8,783,024; collateralized by U.S. Treasury Notes: 0.625% due 07/15/16 and value $8,967,070)	8,783,000	8,783,000

		22,929,000

Total Short-Term Investments (Cost $22,929,000)		22,929,000

TOTAL INVESTMENTS - 99.9% (Cost $1,626,011,585)		2,307,490,507

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,271,874

NET ASSETS - 100.0%		$2,309,762,381

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$371,891,458	$349,564,090	$22,327,368	$-
	Consumer Staples	259,528,618	259,528,618	-	-
	Energy	221,297,678	221,297,678	-	-
	Financials	568,220,317	568,220,317	-	-
	Health Care	236,485,300	236,485,300	-	-
	Industrials	222,955,102	222,955,102	-	-
	Information Technology	218,510,559	218,510,559	-	-
	Materials	125,173,952	125,173,952	-	-
	Telecommunication Services	22,089,033	22,089,033	-	-
	Utilities	38,409,490	38,409,490	-	-

		2,284,561,507	2,262,234,139	22,327,368	-

	Short-Term Investments	22,929,000	-	22,929,000	-

	Total	$2,307,490,507	$2,262,234,139	$45,256,368	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 134.3%

Consumer Discretionary - 24.1%

Advance Auto Parts Inc	10,940	$1,637,609
Amazon.com Inc * †	17,680	6,578,728
AutoNation Inc * †	180,970	11,641,800
AutoZone Inc * †	18,930	12,913,289
Best Buy Co Inc †	160,490	6,064,917
Carnival Corp † (Panama)	45,870	2,194,421
CBS Corp ‘B’ †	230,465	13,973,093
Charter Communications Inc ‘A’ *	31,750	6,131,243
Comcast Corp ‘A’ †	416,179	23,501,628
Delphi Automotive PLC (United Kingdom)	23,480	1,872,295
DISH Network Corp ‘A’ * †	243,820	17,082,029
Dollar General Corp *	47,710	3,596,380
Dollar Tree Inc *	8,286	672,367
Dunkin’ Brands Group Inc †	34,730	1,651,759
Expedia Inc †	10,600	997,778
General Motors Co †	890,049	33,376,837
Harman International Industries Inc	83,055	11,098,640
Johnson Controls Inc †	80,750	4,073,030
Kohl’s Corp †	25,640	2,006,330
Lowe’s Cos Inc †	456,650	33,970,193
lululemon athletica Inc * †	34,829	2,229,753
Macy’s Inc †	150,910	9,795,568
Magna International Inc (NYSE) (Canada)	154,250	8,277,055
NVR Inc * †	190	252,445
PulteGroup Inc †	208,910	4,644,069
PVH Corp †	23,640	2,519,078
Ralph Lauren Corp †	65,740	8,644,810
Ross Stores Inc †	3,400	358,224
Royal Caribbean Cruises Ltd † (Liberia)	162,903	13,333,611
Sirius XM Holdings Inc * †	312,600	1,194,132
Starbucks Corp	64,960	6,151,712
Starwood Hotels & Resorts Worldwide Inc †	24,420	2,039,070
The Home Depot Inc	64,330	7,308,531
The Priceline Group Inc * †	1,390	1,618,169
The TJX Cos Inc †	106,740	7,477,137
Tiffany & Co †	17,800	1,566,578
Time Warner Cable Inc	20,040	3,003,595
Time Warner Inc	398,306	33,632,959
Toll Brothers Inc * †	136,380	5,365,189
Twenty-First Century Fox Inc ‘A’ †	880,470	29,795,105
Twenty-First Century Fox Inc ‘B’	70,360	2,313,437
VF Corp	105,690	7,959,514

		354,514,107

Consumer Staples - 7.4%

Archer-Daniels-Midland Co †	53,670	2,543,958
Campbell Soup Co †	17,600	819,280
Coca-Cola Enterprises Inc	33,600	1,485,120
Colgate-Palmolive Co	53,270	3,693,742
Constellation Brands Inc ‘A’ * †	156,090	18,139,219
Costco Wholesale Corp †	22,490	3,407,122
CVS Health Corp †	51,990	5,365,888
Dr Pepper Snapple Group Inc †	12,500	981,000
Keurig Green Mountain Inc †	9,320	1,041,324
Kimberly-Clark Corp †	6,020	644,802
Molson Coors Brewing Co ‘B’ †	187,840	13,984,688
Mondelez International Inc ‘A’ †	313,567	11,316,633
PepsiCo Inc	162,790	15,565,980
Philip Morris International Inc	96,380	7,260,305
The Coca-Cola Co †	130,228	5,280,745
The Hershey Co †	41,920	4,230,147
The Procter & Gamble Co	149,907	12,283,380

		108,043,333

Energy - 8.2%

Anadarko Petroleum Corp †	40,600	3,362,086
Baker Hughes Inc	267,750	17,023,545

	Shares	Value
Cameron International Corp *	28,740	$1,296,749
Chevron Corp †	36,118	3,791,668
Concho Resources Inc * †	18,390	2,131,769
CONSOL Energy Inc †	50,890	1,419,322
Ensco PLC ‘A’ † (United Kingdom)	47,170	993,872
EOG Resources Inc †	39,310	3,604,334
EQT Corp †	66,650	5,523,286
Exxon Mobil Corp †	111,676	9,492,460
Halliburton Co †	146,130	6,412,184
Kinder Morgan Inc †	9,800	412,188
Marathon Oil Corp †	189,870	4,957,506
Marathon Petroleum Corp	24,180	2,475,790
Nabors Industries Ltd † (Bermuda)	205,800	2,809,170
National Oilwell Varco Inc †	86,570	4,327,634
Noble Corp PLC † (United Kingdom)	67,500	963,900
Occidental Petroleum Corp †	333,637	24,355,501
Phillips 66	56,560	4,445,616
Pioneer Natural Resources Co	5,400	882,954
Schlumberger Ltd (Netherlands)	163,735	13,662,048
Southwestern Energy Co * †	64,580	1,497,610
Tesoro Corp †	12,190	1,112,825
TransCanada Corp (NYSE) (Canada)	35,880	1,532,794
Transocean Ltd (Switzerland)	37,220	546,017
Weatherford International PLC * † (Ireland)	111,780	1,374,894

		120,407,722

Financials - 23.2%

ACE Ltd † (Switzerland)	281,450	31,378,860
Affiliated Managers Group Inc *	6,230	1,338,079
Aflac Inc †	10,910	698,349
Ally Financial Inc * †	69,720	1,462,726
American International Group Inc	120,400	6,596,716
American Tower Corp REIT	31,020	2,920,533
Ameriprise Financial Inc †	30,550	3,997,162
Arthur J Gallagher & Co †	8,600	402,050
Assurant Inc †	6,900	423,729
AvalonBay Communities Inc REIT †	48,110	8,383,167
Bank of America Corp	1,332,224	20,502,927
BB&T Corp †	29,370	1,145,136
Berkshire Hathaway Inc ‘B’ * †	50,780	7,328,570
BlackRock Inc †	28,520	10,433,757
Boston Properties Inc REIT †	6,380	896,262
Brixmor Property Group Inc REIT	56,290	1,494,500
Capital One Financial Corp	8,100	638,442
Citigroup Inc	401,446	20,682,498
Cullen/Frost Bankers Inc †	41,440	2,862,675
DDR Corp REIT †	43,660	812,949
Douglas Emmett Inc REIT	28,400	846,604
Everest Re Group Ltd † (Bermuda)	46,080	8,017,920
First Republic Bank †	2,990	170,699
Highwoods Properties Inc REIT †	100,530	4,602,263
Host Hotels & Resorts Inc REIT †	39,680	800,742
Intercontinental Exchange Inc	53,200	12,409,964
Invesco Ltd (Bermuda)	478,338	18,985,235
KeyCorp †	142,600	2,019,216
LaSalle Hotel Properties REIT	19,900	773,314
Legg Mason Inc	44,420	2,451,984
Lincoln National Corp †	8,850	508,521
M&T Bank Corp †	13,800	1,752,600
Marsh & McLennan Cos Inc	199,840	11,209,026
MetLife Inc	128,800	6,510,840
Mid-America Apartment Communities Inc REIT †	24,010	1,855,253
Morgan Stanley	936,723	33,431,644
Prologis Inc REIT	128,470	5,596,153
Prosperity Bancshares Inc	6,320	331,674
Prudential Financial Inc †	25,580	2,054,330
Regency Centers Corp REIT	29,530	2,009,221
RenaissanceRe Holdings Ltd † (Bermuda)	25,990	2,591,983
Simon Property Group Inc REIT	11,590	2,267,468

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
State Street Corp	36,310	$2,669,874
SVB Financial Group *	13,480	1,712,499
Synchrony Financial *	113,560	3,446,546
T Rowe Price Group Inc	11,450	927,221
TD Ameritrade Holding Corp †	21,869	814,839
The Charles Schwab Corp †	210,370	6,403,663
The Goldman Sachs Group Inc †	121,311	22,802,829
Vornado Realty Trust REIT †	7,400	828,800
Voya Financial Inc	18,880	813,917
Weingarten Realty Investors REIT †	51,120	1,839,298
Wells Fargo & Co	778,904	42,372,378
XL Group PLC † (Ireland)	281,390	10,355,152

		340,582,757

Health Care - 18.4%

Abbott Laboratories †	107,690	4,989,278
Actavis PLC * † (Ireland)	25,110	7,473,238
Aetna Inc	155,480	16,563,285
Alexion Pharmaceuticals Inc *	42,350	7,339,255
Biogen Inc *	72,379	30,561,309
Boston Scientific Corp * †	1,041,129	18,480,040
Bristol-Myers Squibb Co	256,380	16,536,510
Celgene Corp *	135,926	15,669,549
Cerner Corp * †	24,970	1,829,302
Cigna Corp	62,680	8,113,299
Gilead Sciences Inc *	108,630	10,659,862
Humana Inc	58,709	10,451,376
Johnson & Johnson †	410,480	41,294,288
McKesson Corp †	84,480	19,109,376
Merck & Co Inc	168,022	9,657,905
Perrigo Co PLC † (Ireland)	8,600	1,423,730
Pfizer Inc	308,170	10,721,234
Regeneron Pharmaceuticals Inc * †	1,700	767,516
Stryker Corp †	61,851	5,705,755
UnitedHealth Group Inc	240,270	28,421,538
Vertex Pharmaceuticals Inc * †	35,620	4,202,091

		269,969,736

Industrials - 15.3%

CSX Corp	193,750	6,417,000
Cummins Inc †	79,970	11,087,041
Curtiss-Wright Corp	1,400	103,516
Delta Air Lines Inc †	213,890	9,616,494
Eaton Corp PLC † (Ireland)	37,840	2,570,850
Emerson Electric Co †	38,870	2,200,819
Fluor Corp †	224,921	12,856,484
Fortune Brands Home & Security Inc †	122,094	5,797,023
General Dynamics Corp	34,050	4,621,607
Honeywell International Inc †	287,504	29,989,542
Ingersoll-Rand PLC (Ireland)	60,560	4,122,925
Jacobs Engineering Group Inc * †	59,380	2,681,601
L-3 Communications Holdings Inc †	36,170	4,549,824
Masco Corp †	156,430	4,176,681
Norfolk Southern Corp †	5,850	602,082
Northrop Grumman Corp †	24,170	3,890,403
PACCAR Inc †	339,498	21,435,904
Pall Corp †	52,660	5,286,537
Parker-Hannifin Corp	150,450	17,870,451
SPX Corp	11,490	975,501
Union Pacific Corp	272,590	29,524,223
United Continental Holdings Inc * †	356,787	23,993,926
United Technologies Corp †	169,040	19,811,488

		224,181,922

Information Technology - 26.5%

Accenture PLC ‘A’ † (Ireland)	162,960	15,267,722
Adobe Systems Inc *	136,340	10,080,980
Alliance Data Systems Corp * †	24,930	7,385,512
Apple Inc	542,321	67,481,002
Applied Materials Inc	570,795	12,877,135

	Shares	Value
Avago Technologies Ltd † (Singapore)	307,512	$39,047,874
Broadcom Corp ‘A’ †	310,870	13,459,117
Cognizant Technology Solutions Corp ‘A’ *	275,160	17,167,232
Facebook Inc ‘A’ *	290,380	23,873,592
Fidelity National Information Services Inc	101,380	6,899,923
Freescale Semiconductor Ltd * † (Bermuda)	57,141	2,329,067
Genpact Ltd * (Bermuda)	200,850	4,669,763
Google Inc ‘A’ *	25,043	13,891,352
Google Inc ‘C’ *	37,263	20,420,124
Hewlett-Packard Co	60,100	1,872,716
Infosys Ltd ADR † (India)	26,660	935,233
International Business Machines Corp	4,500	722,250
KLA-Tencor Corp †	208,180	12,134,812
Lam Research Corp	424,301	29,800,781
MasterCard Inc ‘A’	24,630	2,127,786
Microsoft Corp	843,223	34,281,231
NXP Semiconductors NV * † (Netherlands)	30,200	3,030,872
Oracle Corp	399,780	17,250,507
QUALCOMM Inc	71,648	4,968,072
SanDisk Corp	12,200	776,164
Skyworks Solutions Inc	35,650	3,504,039
TE Connectivity Ltd † (Switzerland)	96,383	6,902,950
Visa Inc ‘A’ †	134,640	8,806,802
VMware Inc ‘A’ * †	4,030	330,500
Western Digital Corp	80,950	7,367,260

		389,662,370

Materials - 5.1%

Alcoa Inc †	486,751	6,288,823
Axiall Corp †	77,556	3,640,478
Crown Holdings Inc *	319,041	17,234,595
EI du Pont de Nemours & Co †	138,130	9,872,151
Martin Marietta Materials Inc †	21,430	2,995,914
Sealed Air Corp †	41,500	1,890,740
The Dow Chemical Co	105,315	5,053,014
The Mosaic Co	478,615	22,045,007
United States Steel Corp	228,822	5,583,257

		74,603,979

Telecommunication Services - 1.3%

SBA Communications Corp ‘A’ * †	10,900	1,276,390
T-Mobile US Inc * †	31,480	997,601
Verizon Communications Inc †	342,783	16,669,537

		18,943,528

Utilities - 4.8%

AGL Resources Inc	137,160	6,809,994
CenterPoint Energy Inc †	180,750	3,689,108
CMS Energy Corp †	173,780	6,066,660
Edison International †	129,840	8,111,105
Exelon Corp †	253,850	8,531,898
NextEra Energy Inc	84,800	8,823,440
NiSource Inc †	73,713	3,255,166
PG&E Corp †	248,390	13,182,057
Pinnacle West Capital Corp	54,710	3,487,763
Public Service Enterprise Group Inc †	128,690	5,394,685
Questar Corp †	99,270	2,368,582
Xcel Energy Inc †	23,040	802,022

		70,522,480

Total Common Stocks (Cost $1,800,230,303)		1,971,431,934

EXCHANGE-TRADED FUNDS - 0.4%

iShares U.S. Real Estate †	26,290	2,085,323
Utilities Select Sector SPDR Fund †	37,000	1,643,910
Vanguard REIT †	24,790	2,084,095

Total Exchange-Traded Funds (Cost $5,878,160)		5,813,328

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.7%

U.S. Treasury Bills - 0.0%

0.027% due 05/28/15	$35,000	$34,998
0.045% due 05/28/15	30,000	29,999
0.081% due 05/28/15	583,000	582,972

		647,969

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $24,270,873; collateralized by U.S. Treasury Notes: 2.125% - 3.125% due 05/15/21 - 06/30/21 and value $24,760,225)	24,270,873	24,270,873

Total Short-Term Investments (Cost $24,918,796)		24,918,842

TOTAL INVESTMENTS - 136.4% (Cost $1,831,027,259)		2,002,164,104

TOTAL SECURITIES SOLD SHORT - (35.9%) (See Securities Sold Short)
(Proceeds $491,121,651)		(527,410,358)

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(6,559,460)

NET ASSETS - 100.0%		$1,468,194,286

SECURITIES SOLD SHORT

	Shares	Value

COMMON STOCKS - (35.9%)

Consumer Discretionary - (4.8%)

AMC Networks Inc ‘A’	66,670	($5,109,589)
Autoliv Inc	29,680	(3,495,414)
Bed Bath & Beyond Inc	24,690	(1,895,575)
BorgWarner Inc	75,900	(4,590,432)
CarMax Inc	18,700	(1,290,487)
Chipotle Mexican Grill Inc	1,500	(975,810)
Darden Restaurants Inc	89,890	(6,232,973)
Ford Motor Co	259,810	(4,193,333)
Hasbro Inc	20,510	(1,297,052)
Hilton Worldwide Holdings Inc	96,440	(2,856,553)
Kohl’s Corp	18,910	(1,479,707)
Lennar Corp ‘A”	59,220	(3,068,188)
Marriott International Inc ‘A’	31,660	(2,542,931)
Mattel Inc	40,500	(925,425)
McDonald’s Corp	29,030	(2,828,683)
Netflix Inc	11,800	(4,916,942)
NIKE Inc ‘B’	24,900	(2,498,217)
Omnicom Group Inc	40,590	(3,165,208)
Scripps Networks Interactive Inc ‘A’	53,830	(3,690,585)
Target Corp	37,280	(3,059,570)
The Walt Disney Co	8,570	(898,907)
Under Armour Inc ‘A’	88,370	(7,135,878)
Viacom Inc ‘B’	34,270	(2,340,641)

		(70,488,100)

Consumer Staples - (3.9%)

Altria Group Inc	14,620	(731,292)
Brown-Forman Corp ‘B’	35,377	(3,196,312)
Church & Dwight Co Inc	87,860	(7,505,001)
ConAgra Foods Inc	64,160	(2,343,765)
CVS Health Corp	6,960	(718,342)

	Shares	Value
General Mills Inc	87,920	($4,976,272)
Kellogg Co	93,450	(6,163,027)
Kraft Foods Group Inc	25,240	(2,198,783)
Mead Johnson Nutrition Co	37,477	(3,767,563)
Sysco Corp	172,780	(6,518,989)
The Boston Beer Co Inc ‘A’	6,130	(1,639,162)
The Clorox Co	5,500	(607,145)
The Kroger Co	17,100	(1,310,886)
Wal-Mart Stores Inc	31,260	(2,571,135)
Walgreens Boots Alliance Inc	49,850	(4,221,298)
Whole Foods Market Inc	164,650	(8,574,972)

		(57,043,944)

Energy - (2.3%)

Anadarko Petroleum Corp	11,600	(960,596)
Cameron International Corp	18,160	(819,379)
ConocoPhillips	39,390	(2,452,421)
Enbridge Inc (NYSE) (Canada)	48,500	(2,352,250)
Ensco PLC ‘A’ (United Kingdom)	13,300	(280,231)
FMC Technologies Inc	21,640	(800,897)
Kinder Morgan Inc	29,140	(1,225,628)
Murphy Oil Corp	11,940	(556,404)
Noble Corp PLC (United Kingdom)	21,200	(302,736)
ONEOK Inc	107,760	(5,198,342)
Peabody Energy Corp	112,530	(553,648)
QEP Resources Inc	293,280	(6,114,888)
Spectra Energy Corp	168,740	(6,103,326)
Tenaris SA ADR (Luxembourg)	47,110	(1,319,080)
The Williams Cos Inc	64,480	(3,262,043)
WPX Energy Inc	120,520	(1,317,284)

		(33,619,153)

Financials - (6.2%)

Aon PLC (United Kingdom)	9,250	(889,110)
Arch Capital Group Ltd (Bermuda)	18,810	(1,158,696)
Associated Banc-Corp	42,370	(788,082)
BancorpSouth Inc	29,980	(696,136)
Brandywine Realty Trust REIT	105,200	(1,681,096)
City National Corp	19,720	(1,756,658)
Comerica Inc	30,630	(1,382,332)
Commerce Bancshares Inc	29,270	(1,238,706)
Equity Residential REIT	26,930	(2,096,770)
Federal Realty Investment Trust REIT	25,800	(3,798,018)
First Horizon National Corp	140,300	(2,004,887)
First Niagara Financial Group Inc	137,460	(1,215,146)
Franklin Resources Inc	31,420	(1,612,474)
Health Care REIT Inc	67,450	(5,217,932)
Home Properties Inc REIT	57,210	(3,964,081)
Hudson Pacific Properties Inc REIT	49,500	(1,642,905)
Kimco Realty Corp REIT	53,430	(1,434,596)
M&T Bank Corp	22,860	(2,903,220)
Medical Properties Trust Inc REIT	111,950	(1,650,143)
Northern Trust Corp	59,570	(4,149,051)
People’s United Financial Inc	120,260	(1,827,952)
Principal Financial Group Inc	27,050	(1,389,558)
Signature Bank	4,700	(609,026)
SL Green Realty Corp REIT	7,700	(988,526)
SunTrust Banks Inc	53,410	(2,194,617)
Synovus Financial Corp	67,330	(1,885,913)
T Rowe Price Group Inc	24,120	(1,953,238)
The Allstate Corp	46,100	(3,280,937)
The Bank of New York Mellon Corp	16,090	(647,462)
The Chubb Corp	7,820	(790,602)
The NASDAQ OMX Group Inc	25,300	(1,288,782)
The PNC Financial Services Group Inc	10,600	(988,344)
The Progressive Corp	98,460	(2,678,112)
The Travelers Cos Inc	22,610	(2,444,819)
Torchmark Corp	120,365	(6,610,446)
UDR Inc REIT	20,010	(680,940)
US Bancorp	149,220	(6,516,437)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Valley National Bancorp	1	($9)
Ventas Inc REIT	101,300	(7,396,926)
Willis Group Holdings PLC (Ireland)	20,010	(964,082)
WR Berkley Corp	58,440	(2,951,804)
Zions Bancorp	80,010	(2,160,270)

		(91,528,841)

Health Care - (2.6%)

AbbVie Inc	82,510	(4,830,135)
Allscripts Healthcare Solutions Inc	254,250	(3,040,830)
Amgen Inc	24,560	(3,925,916)
Anthem Inc	15,915	(2,457,435)
athenahealth Inc	23,560	(2,812,828)
Baxter International Inc	86,460	(5,922,510)
Cardinal Health Inc	26,990	(2,436,387)
CR Bard Inc	4,620	(773,157)
DaVita HealthCare Partners Inc	15,020	(1,220,826)
Express Scripts Holding Co	56,010	(4,859,988)
Medidata Solutions Inc	18,240	(894,490)
Premier Inc ‘A’	28,500	(1,071,030)
St Jude Medical Inc	19,450	(1,272,030)
Varian Medical Systems Inc	11,060	(1,040,636)
Zimmer Holdings Inc	16,610	(1,952,007)

		(38,510,205)

Industrials - (5.3%)

3M Co	28,170	(4,646,642)
American Airlines Group Inc	33,100	(1,747,018)
CH Robinson Worldwide Inc	58,680	(4,296,550)
Dover Corp	17,196	(1,188,588)
Fastenal Co	164,180	(6,802,798)
Flowserve Corp	27,800	(1,570,422)
Fortune Brands Home & Security Inc	42,730	(2,028,820)
General Electric Co	82,733	(2,052,606)
Illinois Tool Works Inc	21,860	(2,123,480)
Kansas City Southern	30,180	(3,080,774)
Lockheed Martin Corp	25,298	(5,134,482)
Norfolk Southern Corp	7,636	(785,897)
Raytheon Co	29,199	(3,189,991)
Rockwell Automation Inc	67,220	(7,796,848)
Southwest Airlines Co	72,871	(3,228,185)
Textron Inc	39,850	(1,766,551)
The ADT Corp	206,810	(8,586,751)
The Advisory Board Co	29,540	(1,573,891)
The Boeing Co	61,390	(9,213,411)
United Parcel Service Inc ‘B’	61,070	(5,920,126)
Werner Enterprises Inc	50,580	(1,588,718)

		(78,322,549)

Information Technology - (5.7%)

Advanced Micro Devices Inc	1,225,750	(3,285,010)
Altera Corp	111,680	(4,792,189)
Analog Devices Inc	55,350	(3,487,050)
Atmel Corp	169,940	(1,398,606)
Cisco Systems Inc	60,100	(1,654,252)
EMC Corp	52,150	(1,332,954)
Fiserv Inc	29,480	(2,340,712)
Global Payments Inc	10,450	(958,056)
Intel Corp	58,640	(1,833,673)
Intuit Inc	4,910	(476,074)
Juniper Networks Inc	42,280	(954,682)
Linear Technology Corp	77,360	(3,620,448)
LinkedIn Corp ‘A’	10,350	(2,586,051)
MasterCard Inc ‘A’	17,360	(1,499,730)
Maxim Integrated Products Inc	151,480	(5,273,019)
NVIDIA Corp	386,837	(8,094,564)
Red Hat Inc	3,580	(271,185)
salesforce.com Inc	88,210	(5,893,310)
Seagate Technology PLC (Ireland)	129,520	(6,738,926)
Splunk Inc	65,680	(3,888,256)

	Shares	Value
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	223,300	($5,243,084)
Total System Services Inc	98,720	(3,766,168)
Twitter Inc	59,500	(2,979,760)
Vantiv Inc ‘A’	86,940	(3,277,638)
VeriFone Systems Inc	87,900	(3,066,831)
Workday Inc ‘A’	33,670	(2,842,085)
Xilinx Inc †	30,740	(1,300,302)

		(82,854,615)

Materials - (2.5%)

Air Products & Chemicals Inc	13,750	(2,080,100)
Bemis Co Inc	39,470	(1,827,856)
Cabot Corp	22,340	(1,005,300)
Celanese Corp ‘A’	83,360	(4,656,490)
Compass Minerals International Inc	4,500	(419,445)
Domtar Corp	9,300	(429,846)
Eastman Chemical Co	56,360	(3,903,494)
Ecolab Inc	20,890	(2,389,398)
Freeport-McMoRan Inc	118,553	(2,246,579)
LyondellBasell Industries NV ‘A’ (Netherlands)	39,130	(3,435,614)
MeadWestvaco Corp	21,440	(1,069,213)
Monsanto Co	23,920	(2,691,957)
Nucor Corp	20,250	(962,482)
OM Group Inc	90,300	(2,711,709)
Packaging Corp of America	20,520	(1,604,459)
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	20,010	(645,322)
Praxair Inc	24,680	(2,979,863)
The Valspar Corp	11,720	(984,832)
Vulcan Materials Co	11,390	(960,177)

		(37,004,136)

Telecommunication Services - (1.0%)

AT&T Inc	303,350	(9,904,377)
Sprint Corp	638,430	(3,026,158)
T-Mobile US Inc	31,820	(1,008,376)

		(13,938,911)

Utilities - (1.6%)

Ameren Corp	19,800	(835,560)
Aqua America Inc	36,650	(965,728)
Consolidated Edison Inc	45,930	(2,801,730)
Dominion Resources Inc	9,190	(651,295)
Entergy Corp	36,770	(2,849,307)
Eversource Energy	22,870	(1,155,393)
FirstEnergy Corp	27,600	(967,656)
National Fuel Gas Co	7,500	(452,475)
NRG Energy Inc	40,780	(1,027,248)
SCANA Corp	80,765	(4,441,267)
The Southern Co	179,590	(7,952,245)

		(24,099,904)

Total Common Stocks (Proceeds $491,121,651)		(527,410,358)

TOTAL SECURITIES SOLD SHORT - (35.9%)
(Proceeds $491,121,651)		($527,410,358)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of March 31, 2015, the total value of securities out on loan was $464,619,517, and the cash collateral was $478,086,667 (See Note 6 in Supplemental Notes to Schedule of Investments).

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini (06/15)	104	($36,319)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,971,431,934	$1,971,431,934	$-	$-
	Exchange-Traded Funds	5,813,328	5,813,328	-	-
	Short-Term Investments	24,918,842	-	24,918,842	-

	Total Assets	2,002,164,104	1,977,245,262	24,918,842	-

Liabilities	Common Stocks - Short (1)	(527,410,358)	(527,410,358)	-	-
	Derivatives:
	Equity Contracts
	Futures	(36,319)	(36,319)	-	-

	Total Liabilities	(527,446,677)	(527,446,677)	-	-

	Total	$1,474,717,427	$1,449,798,585	$24,918,842	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 11.6%

AutoZone Inc *	50,011	$34,115,504
Comcast Corp ‘A’	799,250	45,133,648
Delphi Automotive PLC (United Kingdom)	358,140	28,558,084
Dunkin’ Brands Group Inc	182,070	8,659,249
General Motors Co	493,930	18,522,375
The Home Depot Inc	298,640	33,928,490
Twenty-First Century Fox Inc ‘A’	360,455	12,197,797

		181,115,147

Consumer Staples - 11.2%

Diageo PLC (United Kingdom)	783,921	21,615,212
Henkel AG & Co KGaA (Germany)	397,784	41,140,490
Mondelez International Inc ‘A’	1,320,880	47,670,559
PepsiCo Inc	362,440	34,656,513
Philip Morris International Inc	391,203	29,469,322

		174,552,096

Energy - 5.4%

Chevron Corp	338,962	35,584,231
National Oilwell Varco Inc	315,169	15,755,298
Noble Energy Inc	674,892	33,002,219

		84,341,748

Financials - 17.1%

American International Group Inc	550,947	30,186,386
Berkshire Hathaway Inc ‘B’ *	182,520	26,341,286
Citigroup Inc	999,841	51,511,808
CME Group Inc ‘A’	372,600	35,288,946
Digital Realty Trust Inc REIT	145,110	9,571,456
Discover Financial Services	420,416	23,690,442
Genworth Financial Inc ‘A’ *	1,193,702	8,725,962
JPMorgan Chase & Co	260,249	15,765,884
M&T Bank Corp	42,320	5,374,640
Marsh & McLennan Cos Inc	348,275	19,534,745
McGraw Hill Financial Inc	241,621	24,983,611
Simon Property Group Inc REIT	41,440	8,107,322
The Bank of New York Mellon Corp	201,820	8,121,237

		267,203,725

Health Care - 13.7%

AbbVie Inc	56,162	3,287,723
Actavis PLC * (Ireland)	135,120	40,214,414
Boston Scientific Corp *	694,570	12,328,618
Bristol-Myers Squibb Co	460,930	29,729,985
Express Scripts Holding Co *	429,196	37,241,337
Gilead Sciences Inc *	198,050	19,434,646
HCA Holdings Inc *	366,920	27,603,392
UnitedHealth Group Inc	211,760	25,049,090
Zoetis Inc	407,847	18,879,238

		213,768,443

Industrials - 12.1%

Canadian National Railway Co (NYSE) (Canada)	292,445	19,555,797
CSX Corp	321,210	10,638,475
Deere & Co	443,300	38,872,977
Fastenal Co	120,270	4,983,387
General Electric Co	1,220,460	30,279,613
Nielsen NV (Netherlands)	403,900	18,001,823
Republic Services Inc	372,330	15,101,705
Tyco International PLC (Ireland)	824,738	35,513,218
United Technologies Corp	137,760	16,145,472

		189,092,467

	Shares	Value
Information Technology - 19.6%

Amdocs Ltd (United Kingdom)	606,505	$32,993,872
Apple Inc	629,934	78,382,688
Applied Materials Inc	815,810	18,404,674
eBay Inc *	444,315	25,628,089
Facebook Inc ‘A’ *	361,007	29,680,191
Google Inc ‘A’ *	39,033	21,651,605
Google Inc ‘C’ *	79,616	43,629,568
MasterCard Inc ‘A’	279,072	24,109,030
Western Digital Corp	139,998	12,741,218
Xerox Corp	1,443,910	18,554,243

		305,775,178

Materials - 2.4%

Potash Corp of Saskatchewan Inc (NYSE) (Canada)	108,018	3,483,581
Teck Resources Ltd ‘B’ (NYSE) (Canada)	249,800	3,429,754
Vulcan Materials Co	360,955	30,428,506

		37,341,841

Telecommunication Services - 1.7%

Verizon Communications Inc	534,232	25,979,702

Utilities - 3.1%

AmeriGas Partners LP	169,635	8,098,375
ITC Holdings Corp	214,680	8,035,472
PG&E Corp	372,560	19,771,759
The Southern Co	259,810	11,504,387

		47,409,993

Total Common Stocks (Cost $1,315,140,870)		1,526,580,340

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $28,577,739; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $29,153,756)	$28,577,739	28,577,739

Total Short-Term Investment (Cost $28,577,739)		28,577,739

TOTAL INVESTMENTS - 99.7% (Cost $1,343,718,609)		1,555,158,079

OTHER ASSETS & LIABILITIES, NET - 0.3%		5,209,776

NET ASSETS - 100.0%		$1,560,367,855

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$181,115,147	$181,115,147	$-	$-
	Consumer Staples	174,552,096	111,796,394	62,755,702	-
	Energy	84,341,748	84,341,748	-	-
	Financials	267,203,725	267,203,725	-	-
	Health Care	213,768,443	213,768,443	-	-
	Industrials	189,092,467	189,092,467	-	-
	Information Technology	305,775,178	305,775,178	-	-
	Materials	37,341,841	37,341,841	-	-
	Telecommunication Services	25,979,702	25,979,702	-	-
	Utilities	47,409,993	47,409,993	-	-

		1,526,580,340	1,463,824,638	62,755,702	-

	Short-Term Investment	28,577,739	-	28,577,739	-

	Total	$1,555,158,079	$1,463,824,638	$91,333,441	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 17.9%

Big Lots Inc	212,990	$10,229,910
Buffalo Wild Wings Inc *	13,787	2,498,756
Cabela’s Inc *	42,073	2,355,246
Chipotle Mexican Grill Inc *	15,731	10,233,645
Cracker Barrel Old Country Store Inc	34,856	5,302,992
Dollar Tree Inc *	167,990	13,631,548
DR Horton Inc	289,341	8,240,432
Expedia Inc	88,540	8,334,270
Harley-Davidson Inc	112,048	6,805,795
Harman International Industries Inc	54,336	7,260,920
Lear Corp	89,807	9,952,412
LKQ Corp *	181,705	4,644,380
lululemon athletica Inc *	102,580	6,567,171
NVR Inc *	7,630	10,137,676
O’Reilly Automotive Inc *	31,073	6,719,225
Panera Bread Co ‘A’ *	40,678	6,508,277
Polaris Industries Inc	37,617	5,307,759
PulteGroup Inc	171,494	3,812,312
Ross Stores Inc	129,747	13,670,144
Royal Caribbean Cruises Ltd (Liberia)	87,545	7,165,558
Tenneco Inc *	75,355	4,326,884
Texas Roadhouse Inc	255,809	9,319,122
The Priceline Group Inc *	3,921	4,564,632
Thor Industries Inc	183,939	11,626,784
Tractor Supply Co	60,360	5,134,222
TripAdvisor Inc *	96,847	8,054,765

		192,404,837

Consumer Staples - 7.4%

Casey’s General Stores Inc	15,241	1,373,214
Hormel Foods Corp	151,808	8,630,285
Monster Beverage Corp *	87,835	12,155,925
Sprouts Farmers Market Inc *	240,805	8,483,560
The Hain Celestial Group Inc *	185,866	11,904,717
The JM Smucker Co	91,877	10,632,925
The Kroger Co	94,183	7,220,069
Tyson Foods Inc ‘A’	262,678	10,060,567
Whole Foods Market Inc	178,584	9,300,655

		79,761,917

Energy - 5.3%

Antero Resources Corp *	78,669	2,778,589
Concho Resources Inc *	14,131	1,638,065
Diamondback Energy Inc *	91,259	7,012,342
Energen Corp	111,244	7,342,104
Gulfport Energy Corp *	142,321	6,533,957
Oasis Petroleum Inc *	528,944	7,521,584
Patterson-UTI Energy Inc	416,561	7,820,933
Pioneer Natural Resources Co	13,758	2,249,571
Range Resources Corp	100,600	5,235,224
US Silica Holdings Inc	250,986	8,937,611

		57,069,980

Financials - 16.4%

Affiliated Managers Group Inc *	67,733	14,547,694
CBOE Holdings Inc	129,030	7,406,967
Host Hotels & Resorts Inc REIT	711,788	14,363,882
KeyCorp	1,502,148	21,270,416
Lazard Ltd ‘A’ (Bermuda)	214,398	11,275,191
Lincoln National Corp	348,426	20,020,558
National Retail Properties Inc REIT	261,674	10,720,784
Outfront Media Inc REIT	506,678	15,159,806
Signature Bank *	86,410	11,197,008
SVB Financial Group *	86,950	11,046,128
T Rowe Price Group Inc	139,975	11,335,175
The Hartford Financial Services Group Inc	666,563	27,875,664

		176,219,273

	Shares	Value
Health Care - 14.8%

Akorn Inc *	114,682	$5,448,542
AmerisourceBergen Corp	140,597	15,981,661
BioMarin Pharmaceutical Inc *	49,732	6,197,602
Catamaran Corp (NASDAQ) * (Canada)	194,145	11,559,393
Centene Corp *	79,101	5,591,650
Cigna Corp	79,035	10,230,290
DaVita HealthCare Partners Inc *	83,828	6,813,540
Edwards Lifesciences Corp *	61,633	8,780,237
Humana Inc	51,004	9,079,732
Incyte Corp *	47,339	4,339,093
Isis Pharmaceuticals Inc *	100,916	6,425,322
Medivation Inc *	50,630	6,534,814
Molina Healthcare Inc *	32,693	2,199,912
PAREXEL International Corp *	283,822	19,580,880
PerkinElmer Inc	208,547	10,665,094
Perrigo Co PLC (Ireland)	64,834	10,733,269
ResMed Inc	14,884	1,068,373
The Cooper Cos Inc	69,270	12,982,583
Vertex Pharmaceuticals Inc *	43,469	5,128,038

		159,340,025

Industrials - 10.2%

Acuity Brands Inc	65,758	11,057,865
AECOM *	354,718	10,932,409
Con-way Inc	205,112	9,051,593
Huntington Ingalls Industries Inc	109,693	15,373,474
JetBlue Airways Corp *	360,782	6,945,053
ManpowerGroup Inc	49,604	4,273,385
Spirit Airlines Inc *	168,871	13,063,860
Textron Inc	168,630	7,475,368
The Timken Co	50,911	2,145,389
Trinity Industries Inc	113,066	4,014,974
United Rentals Inc *	121,650	11,089,614
Verisk Analytics Inc ‘A’ *	201,985	14,421,729

		109,844,713

Information Technology - 15.3%

Avago Technologies Ltd (Singapore)	140,499	17,840,563
Avnet Inc	203,999	9,077,955
Computer Sciences Corp	356,533	23,274,474
DST Systems Inc	102,677	11,367,371
Fidelity National Information Services Inc	204,608	13,925,620
HomeAway Inc *	110,326	3,328,535
IAC/InterActiveCorp	139,457	9,409,164
IGATE Corp *	151,563	6,465,678
Linear Technology Corp	118,545	5,547,906
NXP Semiconductors NV * (Netherlands)	90,557	9,088,300
Palo Alto Networks Inc *	47,724	6,971,522
Skyworks Solutions Inc	274,693	26,999,575
Take-Two Interactive Software Inc *	143,866	3,662,109
Twitter Inc *	180,291	9,028,973
Western Digital Corp	49,164	4,474,416
Yelp Inc *	52,362	2,479,341
Zillow Group Inc ‘A’ *	22,199	2,226,560

		165,168,062

Materials - 4.3%

Agnico Eagle Mines Ltd (NYSE) (Canada)	134,658	3,762,345
CF Industries Holdings Inc	25,965	7,365,751
Compass Minerals International Inc	170,440	15,886,712
KapStone Paper & Packaging Corp	269,276	8,843,024
Louisiana-Pacific Corp *	260,599	4,302,489
Westlake Chemical Corp	84,732	6,095,620

		46,255,941

Utilities - 7.9%

Atmos Energy Corp	672,620	37,195,886
DTE Energy Co	383,721	30,962,448

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Questar Corp	150,795	$3,597,969
Xcel Energy Inc	378,040	13,159,572

		84,915,875

Total Common Stocks (Cost $968,732,677)		1,070,980,623

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $12,077,948; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $12,324,925)	$12,077,948	12,077,948

Total Short-Term Investment (Cost $12,077,948)		12,077,948

TOTAL INVESTMENTS - 100.6% (Cost $980,810,625)		1,083,058,571

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(6,704,570)

NET ASSETS - 100.0%		$1,076,354,001

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,070,980,623	$1,070,980,623	$-	$-
	Short-Term Investment	12,077,948	-	12,077,948	-

	Total	$1,083,058,571	$1,070,980,623	$12,077,948	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 20.2%

Burberry Group PLC (United Kingdom)	443,061	$11,378,636
Carter’s Inc	144,454	13,357,661
DSW Inc ‘A’	287,582	10,606,024
Dunkin’ Brands Group Inc	337,160	16,035,330
Gentex Corp	497,150	9,097,845
Kate Spade & Co *	211,016	7,045,824
Mattel Inc	446,550	10,203,667
Nordstrom Inc	162,482	13,050,554
Polaris Industries Inc	61,235	8,640,258
Ralph Lauren Corp	52,397	6,890,206
Ross Stores Inc	123,707	13,033,770
Tiffany & Co	105,837	9,314,714
TripAdvisor Inc *	64,372	5,353,819
Ulta Salon Cosmetics & Fragrance Inc *	115,963	17,493,019
Under Armour Inc ‘A’ *	89,401	7,219,131
Urban Outfitters Inc *	377,492	17,232,510

		175,952,968

Consumer Staples - 7.4%

Brown-Forman Corp ‘B’	91,594	8,275,518
Coty Inc ‘A’ *	381,182	9,251,287
Mead Johnson Nutrition Co	201,786	20,285,547
The Hain Celestial Group Inc *	281,791	18,048,713
Whole Foods Market Inc	169,111	8,807,301

		64,668,366

Energy - 6.8%

Cabot Oil & Gas Corp	407,740	12,040,562
Cimarex Energy Co	61,034	7,024,403
Continental Resources Inc *	280,083	12,231,225
Dril-Quip Inc *	97,960	6,699,484
Noble Energy Inc	161,888	7,916,323
Oasis Petroleum Inc *	347,927	4,947,522
Southwestern Energy Co *	380,672	8,827,784

		59,687,303

Financials - 10.1%

CME Group Inc ‘A’	124,193	11,762,319
First Republic Bank	334,910	19,120,012
Northern Trust Corp	379,771	26,451,050
Oaktree Capital Group LLC	129,882	6,709,704
Signature Bank *	140,729	18,235,664
UMB Financial Corp	112,111	5,929,551

		88,208,300

Health Care - 18.7%

Acadia Healthcare Co Inc *	145,481	10,416,440
ACADIA Pharmaceuticals Inc *	198,081	6,455,460
Align Technology Inc *	216,405	11,639,343
Alkermes PLC * (Ireland)	216,877	13,222,991
BioMarin Pharmaceutical Inc *	133,345	16,617,454
Cerner Corp *	146,646	10,743,286
Henry Schein Inc *	93,517	13,056,843
Incyte Corp *	101,068	9,263,893
Intuitive Surgical Inc *	50,439	25,473,208
Medivation Inc *	103,947	13,416,439
Varian Medical Systems Inc *	165,677	15,588,549
Zoetis Inc	375,452	17,379,673

		163,273,579

Industrials - 14.9%

Expeditors International of Washington Inc	437,161	21,062,417
Fastenal Co	409,700	16,975,919
Flowserve Corp	241,396	13,636,460
Fortune Brands Home & Security Inc	383,511	18,209,102
Generac Holdings Inc *	35,049	1,706,536

	Shares	Value
JB Hunt Transport Services Inc	52,045	$4,444,383
Joy Global Inc	213,805	8,376,880
Polypore International Inc *	89,685	5,282,446
Stericycle Inc *	98,713	13,862,267
Towers Watson & Co ‘A’	84,059	11,111,339
Verisk Analytics Inc ‘A’ *	216,840	15,482,376

		130,150,125

Information Technology - 19.3%

Alliance Data Systems Corp *	47,712	14,134,680
ANSYS Inc *	151,940	13,399,589
CoStar Group Inc *	71,695	14,183,422
Electronic Arts Inc *	457,958	26,934,800
F5 Networks Inc *	98,694	11,343,888
GrubHub Inc *	274,173	12,444,713
Microchip Technology Inc	392,118	19,174,570
Pandora Media Inc *	939,315	15,226,296
SanDisk Corp	106,460	6,772,985
ServiceNow Inc *	143,399	11,296,973
Teradata Corp *	325,950	14,387,433
WebMD Health Corp *	209,752	9,194,479

		168,493,828

Materials - 2.0%

The Scotts Miracle-Gro Co ‘A’	136,878	9,194,095
The Valspar Corp	101,065	8,492,492

		17,686,587

Total Common Stocks (Cost $774,815,450)		868,121,056

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $4,442,768; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $4,532,994)	$4,442,768	4,442,768

Total Short-Term Investment (Cost $4,442,768)		4,442,768

TOTAL INVESTMENTS - 99.9% (Cost $779,258,218)		872,563,824

OTHER ASSETS & LIABILITIES, NET - 0.1%		719,992

NET ASSETS - 100.0%		$873,283,816

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	1,706	$298,188
Call Options Written	547	65,640
Put Options Written	3,063	604,746
Put Options Expired	(2,934)	(549,248)
Put Options Closed	(456)	(72,048)

Outstanding, March 31, 2015	1,926	$347,278

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(c)	Premiums received and value of written options outstanding as of March 31, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Dril-Quip Inc	$70.00	04/17/15	CIT	547	$65,640	($56,122)

Put - ACADIA Pharmaceuticals Inc	28.00	05/15/15	GSC	889	110,236	(64,897)
Put - Pacira Pharmaceuticals Inc	85.00	05/15/15	GSC	490	171,402	(226,282)

					281,638	(291,179)

Total Written Options					$347,278	($347,301)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$175,952,968	$164,574,332	$11,378,636	$-
	Consumer Staples	64,668,366	64,668,366	-	-
	Energy	59,687,303	59,687,303	-	-
	Financials	88,208,300	88,208,300	-	-
	Health Care	163,273,579	163,273,579	-	-
	Industrials	130,150,125	130,150,125	-	-
	Information Technology	168,493,828	168,493,828	-	-
	Materials	17,686,587	17,686,587	-	-

		868,121,056	856,742,420	11,378,636	-

	Short-Term Investment	4,442,768	-	4,442,768	-

	Total Assets	872,563,824	856,742,420	15,821,404	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(347,301)	(64,897)	(282,404)	-

	Total Liabilities	(347,301)	(64,897)	(282,404)	-

	Total	$872,216,523	$856,677,523	$15,539,000	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 12.6%

Abercrombie & Fitch Co ‘A’	120,998	$2,666,796
AMC Entertainment Holdings Inc ‘A’	232,644	8,256,535
Coach Inc	59,200	2,452,656
Deckers Outdoor Corp *	97,518	7,106,137
DeVry Education Group Inc	299,499	9,991,287
Foot Locker Inc	48,243	3,039,309
Jarden Corp *	259,298	13,716,864
Lear Corp	67,672	7,499,411
Live Nation Entertainment Inc *	371,178	9,364,821
LKQ Corp *	454,828	11,625,404
Mattel Inc	55,800	1,275,030
Mohawk Industries Inc *	68,932	12,804,119
Murphy USA Inc *	204,642	14,809,941
Newell Rubbermaid Inc	136,027	5,314,575
Office Depot Inc *	833,180	7,665,256
PVH Corp	65,968	7,029,550
Staples Inc	82,528	1,343,968
Tenneco Inc *	114,209	6,557,881
Thor Industries Inc	87,756	5,547,057
Tribune Media Co ‘A’	203,959	12,402,747
Urban Outfitters Inc *	115,017	5,250,526
Wyndham Worldwide Corp	130,741	11,828,138

		167,548,008

Consumer Staples - 4.3%

Energizer Holdings Inc	115,826	15,989,780
Flowers Foods Inc	332,492	7,560,868
Ingredion Inc	16,729	1,301,851
Pinnacle Foods Inc	200,378	8,177,426
SUPERVALU Inc *	1,310,656	15,242,929
Tyson Foods Inc ‘A’	229,304	8,782,343

		57,055,197

Energy - 7.2%

Concho Resources Inc *	83,500	9,679,320
Helix Energy Solutions Group Inc *	494,600	7,399,216
Oasis Petroleum Inc *	693,732	9,864,869
Oceaneering International Inc	176,400	9,513,252
Patterson-UTI Energy Inc	747,400	14,032,435
SM Energy Co	391,600	20,237,888
Superior Energy Services Inc	668,100	14,925,354
World Fuel Services Corp	166,900	9,593,412

		95,245,746

Financials - 24.5%

Alexander & Baldwin Inc	453,327	19,574,660
Alleghany Corp *	23,700	11,541,900
Ally Financial Inc *	373,100	7,827,638
American Campus Communities Inc REIT	443,266	19,002,813
Ares Management LP	463,900	8,600,706
Arthur J Gallagher & Co	162,600	7,601,550
Brown & Brown Inc	238,200	7,886,802
Citizens Financial Group Inc	556,232	13,421,878
Digital Realty Trust Inc REIT	91,100	6,008,956
East West Bancorp Inc	132,500	5,360,950
Equity Commonwealth REIT *	252,309	6,698,804
FCB Financial Holdings Inc ‘A’ *	389,300	10,655,141
Federated Investors Inc ‘B’	346,400	11,739,496
First Horizon National Corp	1,042,778	14,901,298
FNF Group	408,900	15,031,164
Hancock Holding Co	232,000	6,927,520
Janus Capital Group Inc	605,100	10,401,669
LTC Properties Inc REIT	399,233	18,364,718
Outfront Media Inc REIT	242,209	7,246,893
People’s United Financial Inc	288,300	4,382,160
Popular Inc *	218,700	7,521,093

	Shares	Value
Primerica Inc	178,200	$9,070,380
Prosperity Bancshares Inc	165,000	8,659,200
SLM Corp	1,227,774	11,393,743
Synovus Financial Corp	572,900	16,046,929
Tanger Factory Outlet Centers Inc REIT	362,988	12,766,288
The Hanover Insurance Group Inc	221,300	16,061,954
WP GLIMCHER Inc REIT	1,010,671	16,807,459
WR Berkley Corp	293,800	14,839,838

		326,343,600

Health Care - 7.0%

Owens & Minor Inc	648,622	21,949,369
Teleflex Inc	196,836	23,783,694
Thoratec Corp *	569,505	23,856,564
Waters Corp *	184,916	22,988,757

		92,578,384

Industrials - 13.3%

AMETEK Inc	212,450	11,162,123
Carlisle Cos Inc	117,200	10,856,236
Crane Co	220,100	13,736,441
Donaldson Co Inc	147,888	5,576,856
Dover Corp	102,400	7,077,888
Expeditors International of Washington Inc	377,256	18,176,194
Flowserve Corp	74,500	4,208,505
JetBlue Airways Corp *	277,500	5,341,875
KBR Inc	737,500	10,679,000
KLX Inc *	297,773	11,476,171
ManpowerGroup Inc	63,900	5,504,985
MSC Industrial Direct Co Inc ‘A’	111,800	8,071,960
Parker-Hannifin Corp	89,400	10,618,932
Pitney Bowes Inc	493,552	11,509,633
Quanta Services Inc *	316,700	9,035,451
SPX Corp	14,300	1,214,070
The ADT Corp	326,119	13,540,461
The Timken Co	157,520	6,637,893
Triumph Group Inc	210,207	12,553,562

		176,978,236

Information Technology - 14.7%

Activision Blizzard Inc	618,000	14,044,050
Acxiom Corp *	705,600	13,046,544
Amdocs Ltd (United Kingdom)	135,500	7,371,200
ARRIS Group Inc *	244,500	7,064,827
Arrow Electronics Inc *	258,000	15,776,700
Atmel Corp	551,100	4,535,553
Check Point Software Technologies Ltd * (Israel)	129,900	10,647,903
DST Systems Inc	107,700	11,923,467
Electronic Arts Inc *	112,700	6,628,451
First Solar Inc *	148,000	8,848,920
Ingram Micro Inc ‘A’ *	598,594	15,036,681
JDS Uniphase Corp *	1,146,100	15,036,832
Juniper Networks Inc	380,400	8,589,432
Knowles Corp *	604,402	11,646,827
Microchip Technology Inc	186,800	9,134,520
Plantronics Inc	76,600	4,055,970
PTC Inc *	293,241	10,606,527
Semtech Corp *	278,285	7,414,904
Skyworks Solutions Inc	80,200	7,882,858
Solera Holdings Inc	128,100	6,617,646

		195,909,812

Materials - 8.7%

Albemarle Corp	305,151	16,124,179
Axiall Corp	170,450	8,000,923
Carpenter Technology Corp	240,300	9,342,864
Domtar Corp	250,700	11,587,354
FMC Corp	176,400	10,098,900
Huntsman Corp	156,900	3,478,473
Owens-Illinois Inc *	312,500	7,287,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Rock-Tenn Co ‘A’	200,900	$12,958,050
Royal Gold Inc	121,400	7,661,554
Steel Dynamics Inc	797,600	16,031,760
TimkenSteel Corp	74,255	1,965,530
United States Steel Corp	483,000	11,785,200

		116,322,287

Utilities - 7.4%

ALLETE Inc	170,900	9,016,684
Alliant Energy Corp	228,800	14,414,400
MDU Resources Group Inc	468,000	9,987,120
OGE Energy Corp	585,900	18,520,299
PNM Resources Inc	561,600	16,398,720
TECO Energy Inc	659,300	12,790,420
Westar Energy Inc	446,200	17,294,712

		98,422,355

Total Common Stocks (Cost $1,202,240,823)		1,326,403,625

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $2,012,394; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $2,057,813)	$2,012,394	2,012,394

Total Short-Term Investment (Cost $2,012,394)		2,012,394

TOTAL INVESTMENTS - 99.9% (Cost $1,204,253,217)		1,328,416,019

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,170,884

NET ASSETS - 100.0%		$1,329,586,903

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,326,403,625	$1,326,403,625	$-	$-
	Short-Term Investment	2,012,394	-	2,012,394	-

	Total	$1,328,416,019	$1,326,403,625	$2,012,394	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	$59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 94.6%

Consumer Discretionary - 14.2%

1-800-Flowers.com Inc ‘A’ *	7,551	89,328
2U Inc *	1,959	50,111
Aeropostale Inc *	24,564	85,237
AH Belo Corp ‘A’	5,780	47,569
AMC Entertainment Holdings Inc ‘A’	6,399	227,101
America’s Car-Mart Inc *	2,044	110,887
American Eagle Outfitters Inc	59,138	1,010,077
American Public Education Inc *	298	8,934
Arctic Cat Inc	2,630	95,522
Ascent Capital Group Inc ‘A’ *	4,217	167,879
Barnes & Noble Inc *	12,423	295,046
Beazer Homes USA Inc *	4,834	85,658
bebe stores Inc	10,049	36,478
Belmond Ltd ‘A’ * (Bermuda)	29,625	363,795
Big 5 Sporting Goods Corp	5,737	76,130
Biglari Holdings Inc *	532	220,301
BJ’s Restaurants Inc *	4,989	251,695
Black Diamond Inc *	7,033	66,462
Bob Evans Farms Inc	7,539	348,754
Boot Barn Holdings Inc *	832	19,901
Boyd Gaming Corp *	4,912	69,750
Bravo Brio Restaurant Group Inc *	664	9,754
Bridgepoint Education Inc *	4,852	46,822
Brown Shoe Co Inc	104,016	3,411,725
BRP Inc * (Canada)	91,000	1,742,332
Brunswick Corp	97,523	5,017,558
Build-A-Bear Workshop Inc *	1,062	20,868
Burlington Stores Inc *	899	53,419
Caesars Acquisition Co ‘A’ *	14,298	97,226
Caesars Entertainment Corp *	13,534	142,513
Callaway Golf Co	23,592	224,832
Career Education Corp *	19,917	100,183
Carriage Services Inc	4,169	99,514
Carrols Restaurant Group Inc *	10,904	90,394
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	22,500	59,850
Century Communities Inc *	904	17,474
Chegg Inc *	22,405	178,120
Churchill Downs Inc	1,409	161,993
Cinedigm Corp ‘A’ *	18,310	29,662
Citi Trends Inc *	4,811	129,897
Columbia Sportswear Co	2,714	165,283
Cooper Tire & Rubber Co	16,046	687,411
Cooper-Standard Holding Inc *	3,942	233,366
Core-Mark Holding Co Inc	6,318	406,374
Cracker Barrel Old Country Store Inc	370	56,292
Crocs Inc *	113,117	1,335,912

	Shares	Value
Crown Media Holdings Inc ‘A’ *	817	$ 3,268
CSS Industries Inc	2,934	88,460
Culp Inc	2,322	62,114
Cumulus Media Inc ‘A’ *	13,840	34,185
Daily Journal Corp *	335	61,372
Dana Holding Corp	25,704	543,897
Dave & Buster’s Entertainment Inc *	337	10,265
Denny’s Corp *	9,015	102,771
Destination Maternity Corp	3,693	55,617
Destination XL Group Inc *	9,375	46,313
Dex Media Inc *	4,736	19,844
DineEquity Inc	3,083	329,912
Drew Industries Inc	53,200	3,273,928
El Pollo Loco Holdings Inc *	518	13,266
Empire Resorts Inc *	4,658	21,427
Entercom Communications Corp ‘A’ *	7,305	88,756
Entravision Communications Corp ‘A’	1,001	6,336
Eros International PLC * (United Kingdom)	4,208	73,514
Escalade Inc	2,387	41,486
Ethan Allen Interiors Inc	7,709	213,077
EVINE Live Inc *	8,983	60,276
Express Inc *	24,216	400,290
Federal-Mogul Holdings Corp *	8,693	115,704
Flexsteel Industries Inc	1,434	44,870
Fred’s Inc ‘A’	11,204	191,476
FTD Cos Inc *	5,122	153,353
Fuel Systems Solutions Inc *	3,884	42,879
Gaiam Inc ‘A’ *	4,539	33,089
Genesco Inc *	52,439	3,735,230
Gentex Corp	246,000	4,501,800
Global Eagle Entertainment Inc *	2,870	38,200
Group 1 Automotive Inc	45,406	3,919,900
Guess? Inc	18,571	345,235
Harte-Hanks Inc	15,410	120,198
Haverty Furniture Cos Inc	6,016	149,678
Helen of Troy Ltd * (Bermuda)	10,040	818,160
Hemisphere Media Group Inc *	2,396	30,309
hhgregg Inc *	2,411	14,779
Houghton Mifflin Harcourt Co *	33,207	779,700
Hovnanian Enterprises Inc ‘A’ *	35,593	126,711
Iconix Brand Group Inc *	9,593	322,996
International Speedway Corp ‘A’	8,502	277,250
Interval Leisure Group Inc	2,878	75,432
Intrawest Resorts Holdings Inc *	4,232	36,903
Isle of Capri Casinos Inc *	6,357	89,316
ITT Educational Services Inc *	6,775	46,002
JAKKS Pacific Inc *	5,661	38,721
Johnson Outdoors Inc ‘A’	1,562	51,718
Journal Communications Inc ‘A’ *	13,528	200,485
K12 Inc *	6,214	97,684
KB Home	6,552	102,342
Kirkland’s Inc *	1,876	44,555
La Quinta Holdings Inc *	3,755	88,918
La-Z-Boy Inc	255,561	7,183,820
Lands’ End Inc *	5,028	180,405
LeapFrog Enterprises Inc *	20,420	44,516
Lee Enterprises Inc *	16,779	53,189
LGI Homes Inc *	3,450	57,477
Libbey Inc	430	17,161
Life Time Fitness Inc *	11,767	834,986
Lifetime Brands Inc	3,349	51,173
M/I Homes Inc *	80,537	1,920,002
MarineMax Inc *	7,535	199,753
Marriott Vacations Worldwide Corp	8,157	661,125
Martha Stewart Living Omnimedia Inc ‘A’ *	2,603	16,920
MDC Holdings Inc	11,923	339,806
MDC Partners Inc ‘A’ (Canada)	9,749	276,384
Media General Inc *	24,251	399,899
Meredith Corp	10,939	610,068
Meritage Homes Corp *	11,853	576,530
Metaldyne Performance Group Inc *	1,246	22,453

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Modine Manufacturing Co *	10,202	$ 137,421
Monarch Casino & Resort Inc *	2,896	55,429
Morgans Hotel Group Co *	6,401	49,608
Movado Group Inc	3,016	86,016
NACCO Industries Inc ‘A’	1,339	70,954
National CineMedia Inc	14,664	221,426
Nautilus Inc *	3,775	57,644
New Media Investment Group Inc	13,534	323,869
New York & Co Inc *	5,176	12,940
Office Depot Inc *	162,929	1,498,947
Orbitz Worldwide Inc *	8,838	103,051
Pacific Sunwear of California Inc *	1,780	4,913
Penn National Gaming Inc *	23,951	375,073
Perry Ellis International Inc *	3,717	86,086
Quiksilver Inc *	16,407	30,353
ReachLocal Inc *	1,571	4,572
Reading International Inc ‘A’ *	5,475	73,639
Regis Corp *	13,297	217,539
Remy International Inc	8,713	193,516
Rent-A-Center Inc	15,930	437,119
Rentrak Corp *	289	16,057
Ruby Tuesday Inc *	18,696	112,363
Ruth’s Hospitality Group Inc	3,994	63,425
Saga Communications Inc ‘A’	933	41,556
Salem Media Group Inc ‘A’	3,372	20,772
Scholastic Corp	8,180	334,889
Scientific Games Corp ‘A’ *	5,794	60,663
Sears Hometown & Outlet Stores Inc *	3,629	28,016
Sequential Brands Group Inc *	1,100	11,770
SFX Entertainment Inc *	13,775	56,340
Shake Shack Inc ‘A’ *	309	15,465
Shiloh Industries Inc *	204	2,864
Shoe Carnival Inc	4,430	130,419
Shutterfly Inc *	4,596	207,923
Sizmek Inc *	7,014	50,922
Skechers U.S.A. Inc ‘A’ *	3,131	225,150
Skullcandy Inc *	5,904	66,715
Sonic Automotive Inc ‘A’	12,086	300,941
Sonic Corp	4,942	156,661
Spartan Motors Inc	10,077	48,873
Speedway Motorsports Inc	3,403	77,418
Sportsman’s Warehouse Holdings Inc *	1,942	15,517
Stage Stores Inc	9,735	223,126
Standard Motor Products Inc	2,486	105,058
Standard Pacific Corp *	43,814	394,326
Stein Mart Inc	8,211	102,227
Steiner Leisure Ltd * (Bahamas)	4,077	193,250
Stoneridge Inc *	1,990	22,467
Strattec Security Corp	213	15,728
Superior Industries International Inc	7,091	134,233
Systemax Inc *	3,598	43,968
The Bon-Ton Stores Inc	4,613	32,106
The Cato Corp ‘A’	87,633	3,470,267
The Children’s Place Inc	6,749	433,218
The Dixie Group Inc *	1,029	9,312
The EW Scripps Co ‘A’ *	9,519	270,720
The Finish Line Inc ‘A’	11,063	271,265
The Habit Restaurants Inc ‘A’ *	285	9,160
The Marcus Corp	5,312	113,092
The McClatchy Co ‘A’ *	19,239	35,400
The Men’s Wearhouse Inc	98,808	5,157,778
The New Home Co Inc *	2,571	41,007
The New York Times Co ‘A’	41,756	574,563
The Pep Boys-Manny Moe & Jack *	244,459	2,351,696
The Ryland Group Inc	14,245	694,301
Thor Industries Inc	81,900	5,176,899
Tilly’s Inc ‘A’ *	3,280	51,332
Time Inc	33,442	750,438
Townsquare Media Inc ‘A’ *	1,176	15,112
Travelport Worldwide Ltd (Bermuda)	4,947	82,615
TRI Pointe Homes Inc *	40,229	620,733

	Shares	Value
Tuesday Morning Corp *	2,622	$ 42,214
UCP Inc ‘A’ *	2,391	20,802
Unifi Inc *	4,396	158,652
Universal Technical Institute Inc	6,383	61,277
Vitamin Shoppe Inc *	4,691	193,222
VOXX International Corp *	6,164	56,462
Wayfair Inc ‘A’ *	2,060	66,167
WCI Communities Inc *	3,671	87,920
Weight Watchers International Inc *	771	5,389
West Marine Inc *	5,557	51,513
Weyco Group Inc	2,094	62,611
William Lyon Homes ‘A’ *	4,843	125,046
Winnebago Industries Inc	69,700	1,481,822
Zumiez Inc *	1,357	54,619

		83,822,970

Consumer Staples - 3.1%

Alico Inc	798	40,906
Alliance One International Inc *	25,974	28,571
B&G Foods Inc	852	25,074
Boulder Brands Inc *	1,437	13,695
Central Garden & Pet Co ‘A’ *	12,109	128,598
Coca-Cola Bottling Co Consolidated	117	13,228
Craft Brew Alliance Inc *	677	9,234
Darling Ingredients Inc *	40,210	563,342
Dean Foods Co	28,657	473,700
Diplomat Pharmacy Inc *	2,137	73,898
Elizabeth Arden Inc *	7,797	121,633
Fresh Del Monte Produce Inc (Cayman)	10,197	396,765
Freshpet Inc *	1,484	28,834
GrainCorp Ltd ‘A’ (Australia)	540,000	3,860,816
HRG Group Inc *	14,979	186,938
Ingles Markets Inc ‘A’	3,586	177,435
Inter Parfums Inc	4,541	148,128
John B Sanfilippo & Son Inc	2,490	107,319
Lancaster Colony Corp	2,095	199,381
Landec Corp *	8,241	114,962
Maple Leaf Foods Inc (Canada)	373,100	6,828,359
Nature’s Sunshine Products Inc	3,384	44,398
Nutraceutical International Corp *	2,759	54,352
Oil-Dri Corp of America	1,244	41,861
Omega Protein Corp *	6,555	89,738
Orchids Paper Products Co	432	11,647
Post Holdings Inc *	15,982	748,597
Revlon Inc ‘A’ *	2,597	106,996
Roundy’s Inc *	12,346	60,372
Sanderson Farms Inc	1,033	82,279
Seaboard Corp *	80	330,560
Seneca Foods Corp ‘A’ *	2,400	71,544
Smart & Final Stores Inc *	1,699	29,902
Snyder’s-Lance Inc	14,576	465,849
SpartanNash Co	11,541	364,234
SUPERVALU Inc *	61,511	715,373
Synutra International Inc *	906	5,798
The Andersons Inc	692	28,628
The Chefs’ Warehouse Inc *	1,007	22,587
The Female Health Co	1,845	5,221
Tootsie Roll Industries Inc	559	18,971
TreeHouse Foods Inc *	6,189	526,189
Universal Corp	7,039	331,959
Vector Group Ltd	8,669	190,458
Village Super Market Inc ‘A’	2,020	63,509
Weis Markets Inc	3,320	165,203

		18,117,041

Energy - 5.2%

Adams Resources & Energy Inc	640	43,014
Alon USA Energy Inc	5,616	93,057
Alpha Natural Resources Inc *	66,639	66,632
American Eagle Energy Corp *	9,465	1,704
Amyris Inc *	8,369	20,086
Approach Resources Inc *	7,113	46,875

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Arch Coal Inc *	63,902	$63,896
Ardmore Shipping Corp	5,532	55,707
Aspen Aerogels Inc *	489	3,560
Bill Barrett Corp *	15,380	127,654
Bristow Group Inc	104,768	5,704,618
C&J Energy Services Ltd * (Bermuda)	2,110	23,484
Callon Petroleum Co *	19,783	147,779
CHC Group Ltd * (Cayman)	10,414	13,851
Clean Energy Fuels Corp *	9,830	52,443
Cloud Peak Energy Inc *	18,809	109,468
Comstock Resources Inc	14,802	52,843
Contango Oil & Gas Co *	5,249	115,478
Delek US Holdings Inc	8,609	342,208
DHT Holdings Inc	27,988	195,356
Dorian LPG Ltd *	2,304	30,021
Eclipse Resources Corp *	5,099	28,656
Emerald Oil Inc *	17,959	13,290
Energen Corp	40,100	2,646,600
Energy XXI Ltd (Bermuda)	29,209	106,321
Era Group Inc *	6,166	128,499
EXCO Resources Inc	29,542	54,062
Exterran Holdings Inc	17,721	594,894
FMSA Holdings Inc *	4,901	35,483
Forum Energy Technologies Inc *	11,235	220,206
Frontline Ltd * (Bermuda)	20,912	46,843
GasLog Ltd (Bermuda)	10,547	204,823
Gastar Exploration Inc *	1,126	2,950
Geospace Technologies Corp *	3,704	61,153
Green Plains Inc	1,848	52,760
Gulf Island Fabrication Inc	2,628	39,052
Gulfmark Offshore Inc ‘A’	7,670	100,017
Halcon Resources Corp *	80,760	124,370
Hallador Energy Co	3,167	37,022
Harvest Natural Resources Inc *	12,878	5,756
Helix Energy Solutions Group Inc *	164,860	2,466,306
Hercules Offshore Inc *	50,683	21,246
Hornbeck Offshore Services Inc *	11,034	207,550
Hunting PLC (United Kingdom)	257,500	1,867,949
Independence Contract Drilling Inc *	1,844	12,853
ION Geophysical Corp *	34,204	74,223
Key Energy Services Inc *	41,398	75,344
Matador Resources Co *	9,862	216,175
McDermott International Inc * (Panama)	70,864	272,118
Midstates Petroleum Co Inc *	11,741	9,980
Miller Energy Resources Inc *	8,870	5,545
Mitcham Industries Inc *	4,164	19,154
Natural Gas Services Group Inc *	3,911	75,169
Navios Maritime Acquisition Corp	25,383	89,856
Newpark Resources Inc *	25,911	236,049
Nordic American Offshore Ltd *	3,105	28,442
Nordic American Tankers Ltd (Bermuda)	26,988	321,427
North Atlantic Drilling Ltd (Bermuda)	16,951	19,663
Northern Oil & Gas Inc *	18,934	145,981
Nuverra Environmental Solutions Inc *	4,758	16,938
Oil States International Inc *	61,500	2,445,855
Pacific Ethanol Inc *	6,900	74,451
Parker Drilling Co *	37,292	130,149
PDC Energy Inc *	11,217	606,167
Penn Virginia Corp *	19,855	128,660
PetroQuest Energy Inc *	1,990	4,577
PHI Inc *	3,640	109,491
Pioneer Energy Services Corp *	5,604	30,374
Renewable Energy Group Inc *	10,834	99,890
Resolute Energy Corp *	24,409	13,752
REX American Resources Corp *	408	24,811
Rosetta Resources Inc *	19,342	329,201
Rowan Cos PLC ‘A’ (United Kingdom)	129,900	2,300,529
RSP Permian Inc *	5,431	136,807
Sanchez Energy Corp *	6,224	80,974
Scorpio Tankers Inc	49,529	466,563

	Shares	Value
SEACOR Holdings Inc *	5,583	$388,968
Ship Finance International Ltd (Bermuda)	17,911	265,083
Stone Energy Corp *	17,075	250,661
Swift Energy Co *	13,827	29,866
Teekay Tankers Ltd ‘A’	24,450	140,343
Tesco Corp (Canada)	9,751	110,869
TETRA Technologies Inc *	24,331	150,366
Tidewater Inc	42,700	817,278
TransAtlantic Petroleum Ltd * (Bermuda)	3,345	17,862
Triangle Petroleum Corp *	9,102	45,783
Unit Corp *	121,500	3,399,570
VAALCO Energy Inc *	15,597	38,213
Vantage Drilling Co * (Cayman)	61,490	20,138
W&T Offshore Inc	6,862	35,065
Warren Resources Inc *	23,108	20,566
Westmoreland Coal Co *	4,619	123,604

		30,830,945

Financials - 25.6%

1st Source Corp	4,590	147,477
Acadia Realty Trust REIT	20,731	723,097
AG Mortgage Investment Trust Inc REIT	8,859	166,904
Agree Realty Corp REIT	5,298	174,675
Alexander & Baldwin Inc	14,731	636,085
Alexander’s Inc REIT	49	22,372
Altisource Asset Management Corp *	81	14,996
Altisource Residential Corp REIT	17,435	363,694
Ambac Financial Group Inc *	13,832	334,734
American Assets Trust Inc REIT	8,739	378,224
American Capital Mortgage Investment Corp REIT	15,815	284,037
American Equity Investment Life Holding Co	22,658	660,028
American National Bankshares Inc	2,552	57,624
American Residential Properties Inc REIT *	9,813	176,536
Ameris Bancorp	9,019	238,011
AMERISAFE Inc	5,674	262,423
Ames National Corp	2,649	65,828
AmTrust Financial Services Inc	2,589	147,534
Anchor BanCorp Wisconsin Inc *	2,008	69,738
Anworth Mortgage Asset Corp REIT	31,750	161,608
Apollo Commercial Real Estate Finance Inc REIT	17,417	299,224
Apollo Residential Mortgage Inc REIT	9,720	155,034
Ares Commercial Real Estate Corp REIT	8,888	98,212
Argo Group International Holdings Ltd (Bermuda)	8,762	439,414
Arlington Asset Investment Corp ‘A’	6,928	166,688
Armada Hoffler Properties Inc REIT	7,244	77,221
ARMOUR Residential REIT Inc	108,119	342,737
Arrow Financial Corp	3,413	92,663
Arthur J Gallagher & Co	50,900	2,379,575
Ashford Hospitality Prime Inc REIT	7,071	118,581
Ashford Hospitality Trust Inc REIT	24,207	232,871
Ashford Inc *	250	29,690
Aspen Insurance Holdings Ltd (Bermuda)	113,480	5,359,660
Associated Estates Realty Corp REIT	17,756	438,218
Assurant Inc	12,400	761,484
Astoria Financial Corp	26,299	340,572
Atlas Financial Holdings Inc * (Cayman)	355	6,273
AV Homes Inc *	3,465	55,301
Aviv REIT Inc	5,518	201,407
Baldwin & Lyons Inc ‘B’	2,817	66,087
Banc of California Inc	9,856	121,327
BancFirst Corp	2,164	131,961
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,047	296,651
BancorpSouth Inc	29,259	679,394
Bank Mutual Corp	14,017	102,604
Bank of Marin Bancorp	1,866	94,979
Bank of the Ozarks Inc	1,659	61,267

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
BankFinancial Corp	5,785	$76,015
Banner Corp	5,973	274,161
BBCN Bancorp Inc	24,096	348,669
BBX Capital Corp ‘A’ *	2,364	43,970
Beneficial Bancorp Inc *	10,045	113,408
Berkshire Hills Bancorp Inc	7,659	212,154
BGC Partners Inc ‘A’	38,812	366,773
Blue Hills Bancorp Inc *	8,488	112,211
BNC Bancorp	6,055	109,596
Boston Private Financial Holdings Inc	24,635	299,315
Bridge Bancorp Inc	3,502	90,457
Bridge Capital Holdings *	3,006	78,487
Brookline Bancorp Inc	21,516	216,236
Bryn Mawr Bank Corp	4,655	141,559
C1 Financial Inc *	804	15,075
Calamos Asset Management Inc ‘A’	4,952	66,604
Camden National Corp	2,210	88,046
Campus Crest Communities Inc REIT	19,447	139,241
Capital Bank Financial Corp ‘A’ *	6,974	192,552
Capital City Bank Group Inc	3,420	55,575
Capitol Federal Financial Inc	43,803	547,537
Capstead Mortgage Corp REIT	29,397	346,003
Cardinal Financial Corp	9,314	186,094
CareTrust REIT Inc	507	6,875
Cascade Bancorp *	9,415	45,192
Cash America International Inc	8,483	197,654
CatchMark Timber Trust Inc ‘A’ REIT	5,642	66,124
Cathay General Bancorp	24,243	689,713
Cedar Realty Trust Inc REIT	25,864	193,721
Centerstate Banks Inc	11,052	131,629
Central Pacific Financial Corp	5,274	121,144
Century Bancorp Inc ‘A’	1,052	41,764
Chambers Street Properties REIT	72,783	573,530
Charter Financial Corp	4,984	57,316
Chatham Lodging Trust REIT	11,644	342,450
Chemical Financial Corp	90,853	2,849,150
Chesapeake Lodging Trust REIT	16,770	567,329
CIFC Corp	1,736	13,280
Citizens & Northern Corp	3,871	78,117
Citizens Inc *	12,978	79,944
City Holding Co	4,824	226,873
Clifton Bancorp Inc	8,248	116,379
CNB Financial Corp	4,243	72,216
CNO Financial Group Inc	62,111	1,069,551
CoBiz Financial Inc	10,790	132,933
Colony Financial Inc REIT	32,787	849,839
Columbia Banking System Inc	17,472	506,164
Community Bank System Inc	12,370	437,774
Community Trust Bancorp Inc	4,780	158,505
CommunityOne Bancorp *	3,391	33,367
ConnectOne Bancorp Inc	6,921	134,683
Consolidated-Tomoka Land Co	922	55,007
Consumer Portfolio Services Inc *	6,563	45,875
CorEnergy Infrastructure Trust Inc REIT	13,874	96,147
Cousins Properties Inc REIT	67,110	711,366
Cowen Group Inc ‘A’ *	34,673	180,300
Crawford & Co ‘B’	6,340	54,778
CU Bancorp *	3,128	71,162
CubeSmart REIT	49,574	1,197,212
Customers Bancorp Inc *	7,745	188,668
CVB Financial Corp	31,808	507,020
CyrusOne Inc REIT	9,934	309,146
CYS Investments Inc REIT	49,391	440,074
DCT Industrial Trust Inc REIT	25,193	873,189
DiamondRock Hospitality Co REIT	59,736	844,070
Dime Community Bancshares Inc	9,971	160,533
Donegal Group Inc ‘A’	2,513	39,504
DuPont Fabros Technology Inc REIT	13,346	436,147
Dynex Capital Inc REIT	16,818	142,448
Eagle Bancorp Inc *	2,210	84,864

	Shares	Value
Easterly Government Properties Inc REIT *	2,933	$47,075
EastGroup Properties Inc REIT	910	54,727
Education Realty Trust Inc REIT	12,337	436,483
EMC Insurance Group Inc	1,603	54,181
Employers Holdings Inc	3,987	107,609
Encore Capital Group Inc *	2,450	101,896
Enova International Inc *	7,761	152,814
Enstar Group Ltd * (Bermuda)	2,584	366,566
Enterprise Bancorp Inc	2,403	51,064
Enterprise Financial Services Corp	6,071	125,427
EPR Properties REIT	17,422	1,045,843
Equity One Inc REIT	19,967	532,919
EverBank Financial Corp	192,853	3,477,140
Excel Trust Inc REIT	125,302	1,756,734
Ezcorp Inc ‘A’ *	15,500	141,515
FBL Financial Group Inc ‘A’	2,967	183,984
FBR & Co *	2,370	54,771
FCB Financial Holdings Inc ‘A’ *	2,385	65,277
Federal Agricultural Mortgage Corp ‘C’	3,169	89,334
Federated National Holding Co	341	10,435
FelCor Lodging Trust Inc REIT	38,076	437,493
Fidelity & Guaranty Life	3,358	71,190
Fidelity Southern Corp	4,979	84,046
Fifth Street Asset Management Inc	600	6,762
Financial Institutions Inc	4,170	95,618
First American Financial Corp	32,471	1,158,565
First Bancorp Inc	2,823	49,261
First Bancorp NC	5,976	104,939
First BanCorp PR *	31,397	194,661
First Busey Corp	21,722	145,320
First Business Financial Services Inc	1,188	51,369
First Citizens BancShares Inc ‘A’	2,927	760,113
First Commonwealth Financial Corp	28,934	260,406
First Community Bancshares Inc	4,866	85,301
First Connecticut Bancorp Inc	5,167	79,417
First Defiance Financial Corp	2,983	97,902
First Financial Bancorp	17,760	316,306
First Financial Bankshares Inc	8,784	242,790
First Financial Corp	3,464	124,323
First Financial Northwest Inc	4,023	49,684
First Industrial Realty Trust Inc REIT	33,564	719,277
First Interstate BancSystem Inc ‘A’	5,505	153,149
First Merchants Corp	11,081	260,847
First Midwest Bancorp Inc	23,062	400,587
First NBC Bank Holding Co *	4,642	153,093
First Potomac Realty Trust REIT	17,970	213,663
FirstMerit Corp	50,381	960,262
Flagstar Bancorp Inc *	5,897	85,565
Flushing Financial Corp	9,228	185,206
FNB Corp	52,997	696,381
Forestar Group Inc *	9,727	153,395
Fox Chase Bancorp Inc	3,743	62,995
Franklin Street Properties Corp REIT	27,673	354,768
FRP Holdings Inc *	2,041	74,292
FXCM Inc ‘A’	13,935	29,682
Gain Capital Holdings Inc	7,175	70,100
German American Bancorp Inc	4,005	117,867
Getty Realty Corp REIT	7,679	139,758
Glacier Bancorp Inc	22,681	570,427
Gladstone Commercial Corp REIT	5,694	105,965
Global Indemnity PLC * (Ireland)	2,402	66,656
Government Properties Income Trust REIT	21,028	480,490
Gramercy Property Trust Inc REIT	14,135	396,755
Great Ajax Corp REIT *	848	12,321
Great Southern Bancorp Inc	3,243	127,742
Great Western Bancorp Inc	5,560	122,376
Green Bancorp Inc *	1,213	13,561
Green Dot Corp ‘A’ *	9,494	151,144
Greenlight Capital Re Ltd ‘A’ * (Cayman)	8,650	275,070
Guaranty Bancorp	4,372	74,149

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Hallmark Financial Services Inc *	4,103	$43,492
Hampton Roads Bankshares Inc *	11,503	21,741
Hancock Holding Co	25,093	749,277
Hanmi Financial Corp	9,722	205,620
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	7,808	142,730
Hatteras Financial Corp REIT	29,500	535,720
HCC Insurance Holdings Inc	35,000	1,983,450
HCI Group Inc	892	40,916
Healthcare Realty Trust Inc REIT	29,427	817,482
Heartland Financial USA Inc	4,900	159,887
Heritage Commerce Corp	6,050	55,237
Heritage Financial Corp	9,249	157,233
Heritage Oaks Bancorp	6,532	54,281
Hersha Hospitality Trust REIT	60,979	394,534
Highwoods Properties Inc REIT	27,516	1,259,682
Hilltop Holdings Inc *	22,915	445,468
Home BancShares Inc	3,197	108,346
Home Loan Servicing Solutions Ltd (Cayman)	21,669	358,405
HomeStreet Inc *	6,976	127,800
HomeTrust Bancshares Inc *	6,300	100,611
Horace Mann Educators Corp	12,324	421,481
Horizon Bancorp	2,817	65,890
Hudson Pacific Properties Inc REIT	19,910	660,813
Hudson Valley Holding Corp	4,483	114,585
IBERIABANK Corp	9,596	604,836
Independence Holding Co	2,405	32,684
Independent Bank Corp MA	7,605	333,631
Independent Bank Corp MI	6,057	77,711
Independent Bank Group Inc	1,629	63,384
Infinity Property & Casualty Corp	2,234	183,300
InfraREIT Inc	5,908	168,910
Inland Real Estate Corp REIT	26,651	284,899
International Bancshares Corp	16,676	434,076
INTL FCStone Inc *	3,651	108,544
Invesco Mortgage Capital Inc REIT	37,729	585,931
Investment Technology Group Inc *	10,389	314,891
Investors Bancorp Inc	95,851	1,123,374
Investors Real Estate Trust REIT	34,071	255,533
iStar Financial Inc REIT *	26,106	339,378
James River Group Holdings Ltd (Bermuda)	2,769	65,155
Janus Capital Group Inc	45,562	783,211
Kansas City Life Insurance Co	1,192	54,749
KCG Holdings Inc ‘A’ *	13,708	168,060
Kearny Financial Corp *	3,912	53,125
Kemper Corp	13,301	518,207
Kennedy-Wilson Holdings Inc	20,075	524,761
Kite Realty Group Trust REIT	9,926	279,615
Ladder Capital Corp ‘A’ REIT *	4,781	88,496
Lakeland Bancorp Inc	11,521	132,492
Lakeland Financial Corp	5,092	206,633
LaSalle Hotel Properties REIT	33,999	1,321,201
LegacyTexas Financial Group Inc	11,225	255,144
LendingTree Inc *	1,090	61,051
Lexington Realty Trust REIT	62,752	616,852
LTC Properties Inc REIT	10,719	493,074
Macatawa Bank Corp	8,303	44,421
Mack-Cali Realty Corp REIT	27,217	524,744
Maiden Holdings Ltd (Bermuda)	13,885	205,915
MainSource Financial Group Inc	6,397	125,637
Manning & Napier Inc	4,000	52,040
Marlin Business Services Corp	2,693	53,941
MB Financial Inc	20,256	634,215
Meadowbrook Insurance Group Inc	15,492	131,682
Medical Properties Trust Inc REIT	63,243	932,202
Medley Management Inc ‘A’	664	7,297
Mercantile Bank Corp	5,211	101,875
Merchants Bancshares Inc	1,643	47,926
Meta Financial Group Inc	1,918	76,202

	Shares	Value
Metro Bancorp Inc	4,444	$122,521
MGIC Investment Corp *	59,925	577,078
MidSouth Bancorp Inc	2,603	38,394
MidWestOne Financial Group Inc	2,098	60,485
Moelis & Co ‘A’	2,005	60,391
Monmouth Real Estate Investment Corp REIT	17,416	193,492
Montpelier Re Holdings Ltd (Bermuda)	63,307	2,433,521
National Bank Holdings Corp ‘A’	10,626	199,875
National Bankshares Inc	2,135	63,708
National General Holdings Corp	10,903	203,886
National Interstate Corp	1,780	49,982
National Penn Bancshares Inc	37,612	405,081
National Western Life Insurance Co ‘A’	681	173,178
NBT Bancorp Inc	13,450	337,057
Nelnet Inc ‘A’	6,373	301,570
New Residential Investment Corp REIT	43,045	646,966
New York Mortgage Trust Inc REIT	31,988	248,227
New York REIT Inc	49,328	516,957
NewBridge Bancorp	10,404	92,804
NewStar Financial Inc *	8,396	98,485
Nicholas Financial Inc * (Canada)	1,778	24,910
NMI Holdings Inc ‘A’ *	15,793	118,290
Northfield Bancorp Inc	14,147	209,659
Northrim BanCorp Inc	2,172	53,301
Northwest Bancshares Inc	29,029	343,994
OceanFirst Financial Corp	4,127	71,273
OFG Bancorp	144,581	2,359,562
Old Line Bancshares Inc	2,453	38,757
Old National Bancorp	35,796	507,945
Old Republic International Corp	239,700	3,581,118
OM Asset Management PLC (United Kingdom)	3,144	58,604
On Deck Capital Inc *	2,758	58,718
One Liberty Properties Inc REIT	3,810	93,040
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	6,950	105,710
Oppenheimer Holdings Inc ‘A’	2,982	69,958
Opus Bank	1,496	46,196
Oritani Financial Corp	13,935	202,754
Owens Realty Mortgage Inc REIT	3,249	48,670
Pacific Continental Corp	5,595	73,966
Pacific Premier Bancorp Inc *	6,126	99,180
Palmetto Bancshares Inc	1,480	28,120
Park National Corp	3,937	336,850
Park Sterling Corp	14,012	99,485
Parkway Properties Inc REIT	23,907	414,786
Patriot National Inc *	1,207	15,329
Peapack Gladstone Financial Corp	4,268	92,189
Pebblebrook Hotel Trust REIT	21,847	1,017,415
Penns Woods Bancorp Inc	1,488	72,778
Pennsylvania REIT	20,898	485,461
PennyMac Financial Services Inc ‘A’ *	1,725	29,273
PennyMac Mortgage Investment Trust REIT	22,449	477,939
Peoples Bancorp Inc	10,865	256,849
Peoples Financial Services Corp	2,303	103,336
PHH Corp *	15,453	373,499
Physicians Realty Trust REIT	21,363	376,202
PICO Holdings Inc *	6,802	110,260
Pinnacle Financial Partners Inc	10,895	484,392
Piper Jaffray Cos *	4,963	260,359
Preferred Bank	3,682	101,145
Primerica Inc	16,614	845,653
PrivateBancorp Inc	21,842	768,183
Prosperity Bancshares Inc	21,085	1,106,541
Provident Financial Services Inc	18,449	344,074
PS Business Parks Inc REIT	2,949	244,885
Radian Group Inc	46,465	780,147
RAIT Financial Trust REIT	25,292	173,503
Ramco-Gershenson Properties Trust REIT	23,661	440,095

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
RE/MAX Holdings Inc ‘A’	3,324	$110,390
Redwood Trust Inc REIT	25,526	456,150
Regional Management Corp *	3,364	49,653
Renasant Corp	9,699	291,455
Republic Bancorp Inc ‘A’	2,962	73,250
Republic First Bancorp Inc *	9,453	34,314
Resource America Inc ‘A’	4,491	40,868
Resource Capital Corp REIT	39,312	178,476
Retail Opportunity Investments Corp REIT	27,410	501,603
Rexford Industrial Realty Inc REIT	17,545	277,386
RLI Corp	13,048	683,846
RLJ Lodging Trust REIT	39,895	1,249,112
Rouse Properties Inc REIT	11,245	213,205
Ryman Hospitality Properties Inc REIT	6,459	393,418
S&T Bancorp Inc	9,705	275,428
Sabra Health Care REIT Inc	989	32,785
Safeguard Scientifics Inc *	6,237	112,765
Safety Insurance Group Inc	3,902	233,145
Sandy Spring Bancorp Inc	7,630	200,135
Saul Centers Inc REIT	439	25,111
Seacoast Banking Corp of Florida *	6,097	87,004
Select Income REIT	11,251	281,162
Selective Insurance Group Inc	17,022	494,489
ServisFirst Bancshares Inc	432	14,252
Sierra Bancorp	3,782	63,159
Silver Bay Realty Trust Corp REIT	10,783	174,253
Simmons First National Corp ‘A’	6,762	307,468
South State Corp	7,389	505,334
Southside Bancshares Inc	7,279	208,835
Southwest Bancorp Inc	5,989	106,544
Sovran Self Storage Inc REIT	1,364	128,134
Springleaf Holdings Inc *	7,429	384,599
Square 1 Financial Inc ‘A’ *	1,455	38,950
STAG Industrial Inc REIT	17,387	408,942
StanCorp Financial Group Inc	94,900	6,510,140
Starwood Waypoint Residential Trust REIT	12,011	310,484
State Auto Financial Corp	4,664	113,289
State Bank Financial Corp	10,692	224,532
State National Cos Inc	5,694	56,655
Sterling Bancorp	27,752	372,154
Stewart Information Services Corp	6,610	268,630
Stifel Financial Corp *	19,913	1,110,150
Stock Yards Bancorp Inc	4,443	152,972
Stonegate Bank	3,000	90,570
Stonegate Mortgage Corp *	3,797	41,084
STORE Capital Corp REIT	9,606	224,300
Strategic Hotels & Resorts Inc REIT *	18,931	235,312
Suffolk Bancorp	3,573	84,894
Summit Hotel Properties Inc REIT	26,072	366,833
Sun Bancorp Inc *	2,567	48,542
Sunstone Hotel Investors Inc REIT	62,723	1,045,592
Susquehanna Bancshares Inc	57,075	782,498
Symetra Financial Corp	22,922	537,750
Talmer Bancorp Inc ‘A’	5,572	85,335
Tejon Ranch Co *	3,886	102,785
Terreno Realty Corp REIT	12,936	294,941
Territorial Bancorp Inc	2,612	62,061
Texas Capital Bancshares Inc *	9,019	438,774
The Bancorp Inc *	9,907	89,460
The Bank of Kentucky Financial Corp	1,918	94,078
The First of Long Island Corp	3,643	92,897
The Hanover Insurance Group Inc	69,300	5,029,794
The Geo Group Inc REIT	22,186	970,416
The JG Wentworth Co ‘A’ *	3,681	38,246
The Navigators Group Inc *	3,167	246,519
The Phoenix Cos Inc *	1,689	84,433
The St Joe Co *	832	15,442
Third Point Reinsurance Ltd * (Bermuda)	17,174	243,012
Tiptree Financial Inc ‘A’ *	2,101	13,930
Tompkins Financial Corp	4,576	246,418

	Shares	Value
TowneBank	13,345	$214,588
Trade Street Residential Inc REIT	5,610	40,168
TriCo Bancshares	6,787	163,770
TriState Capital Holdings Inc *	6,699	70,139
Triumph Bancorp Inc *	2,087	28,508
TrustCo Bank Corp NY	288,815	1,987,047
Trustmark Corp	20,643	501,212
UMB Financial Corp	11,512	608,870
UMH Properties Inc REIT	5,193	52,294
Umpqua Holdings Corp	50,797	872,692
Union Bankshares Corp	14,080	312,717
United Bankshares Inc	21,109	793,276
United Community Banks Inc	15,304	288,940
United Community Financial Corp	15,946	87,065
United Financial Bancorp Inc	12,272	152,541
United Fire Group Inc	6,287	199,738
United Insurance Holdings Corp	485	10,913
Universal Insurance Holdings Inc	613	15,687
Univest Corp of Pennsylvania	4,864	96,259
Urstadt Biddle Properties Inc ‘A’ REIT	1,933	44,575
Validus Holdings Ltd (Bermuda)	68,590	2,887,639
Valley National Bancorp	69,165	652,918
Walker & Dunlop Inc *	5,123	90,831
Walter Investment Management Corp *	11,370	183,626
Washington Federal Inc	30,898	673,731
Washington REIT	20,378	563,044
Washington Trust Bancorp Inc	4,501	171,893
Waterstone Financial Inc	10,619	136,348
Webster Financial Corp	27,358	1,013,614
WesBanco Inc	10,010	326,126
West Bancorp Inc	5,059	100,624
Westamerica Bancorp	8,029	346,933
Western Alliance Bancorp *	10,709	317,415
Western Asset Mortgage Capital Corp REIT	12,798	192,994
Whitestone REIT	7,069	112,256
Wilshire Bancorp Inc	21,560	214,953
Wintrust Financial Corp	14,203	677,199
WSFS Financial Corp	2,754	208,285
Yadkin Financial Corp *	6,355	129,007

		151,308,661

Health Care - 6.2%

AAC Holdings Inc *	732	22,385
ACADIA Pharmaceuticals Inc *	1,960	63,876
Aceto Corp	7,444	163,768
Achillion Pharmaceuticals Inc *	27,522	271,367
Addus HomeCare Corp *	1,793	41,275
Adeptus Health Inc ‘A’ *	710	35,656
Affymetrix Inc *	16,588	208,345
Agenus Inc *	3,937	20,197
Albany Molecular Research Inc *	7,033	123,781
Alliance HealthCare Services Inc *	1,140	25,285
Almost Family Inc *	2,494	111,507
AMAG Pharmaceuticals Inc *	2,183	119,323
Amedisys Inc *	8,353	223,693
AMN Healthcare Services Inc *	14,227	328,217
Amphastar Pharmaceuticals Inc *	417	6,238
Amsurg Corp *	10,151	624,490
Anacor Pharmaceuticals Inc *	6,430	371,975
Analogic Corp	3,802	345,602
AngioDynamics Inc *	7,521	133,799
Ardelyx Inc *	215	2,814
Array BioPharma Inc *	8,349	61,532
Atara Biotherapeutics Inc *	206	8,563
AtriCure Inc *	2,230	45,693
Avalanche Biotechnologies Inc *	262	10,616
Bellicum Pharmaceuticals Inc *	240	5,561
Bio-Reference Laboratories Inc *	529	18,642
BioCryst Pharmaceuticals Inc *	4,551	41,096
BioScrip Inc *	20,559	91,076

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
BioTelemetry Inc *	3,326	$29,435
Calithera Biosciences Inc *	208	3,415
Castlight Health Inc ‘B’ *	738	5,727
Catalent Inc *	1,427	44,451
Celldex Therapeutics Inc *	2,834	78,984
Cellular Dynamics International Inc *	230	3,779
ChemoCentryx Inc *	8,325	62,854
Civitas Solutions Inc *	1,102	23,076
Coherus Biosciences Inc *	367	11,223
CONMED Corp	8,299	419,017
Connecture Inc *	513	5,310
Cross Country Healthcare Inc *	9,719	115,267
CryoLife Inc	8,899	92,283
Cynosure Inc ‘A’ *	4,410	135,255
Cytokinetics Inc *	10,768	73,007
Cytori Therapeutics Inc *	6,764	7,982
CytRx Corp *	12,469	42,021
Derma Sciences Inc *	7,121	60,315
Dermira Inc *	238	3,653
Dynavax Technologies Corp *	8,678	194,648
Emergent Biosolutions Inc *	7,672	220,647
Entellus Medical Inc *	540	11,826
Exactech Inc *	3,052	78,223
FibroGen Inc *	269	8,441
Five Star Quality Care Inc *	12,671	56,259
Flex Pharma Inc *	245	4,802
Genesis Healthcare Inc *	3,924	27,939
Geron Corp *	47,719	179,901
Gerresheimer AG (Germany)	71,900	3,970,254
Greatbatch Inc *	7,598	439,544
Haemonetics Corp *	14,476	650,262
Hanger Inc *	10,723	243,305
HealthEquity Inc *	1,954	48,830
HealthSouth Corp	6,464	286,743
Healthways Inc *	4,708	92,748
Hill-Rom Holdings Inc	70,600	3,459,400
Hyperion Therapeutics Inc *	860	39,474
ICU Medical Inc *	4,124	384,109
Idera Pharmaceuticals Inc *	1,639	6,081
Immune Design Corp *	351	7,410
Immunomedics Inc *	2,658	10,180
Impax Laboratories Inc *	17,207	806,492
Imprivata Inc *	472	6,608
INC Research Holdings Inc ‘A’ *	306	10,015
Inovio Pharmaceuticals Inc *	2,094	17,087
Integra LifeSciences Holdings Corp *	4,547	280,323
Intersect ENT Inc *	798	20,612
Invacare Corp	9,708	188,432
Invitae Corp *	287	4,810
IPC Healthcare Inc *	2,277	106,199
Kindred Healthcare Inc	21,303	506,798
Kite Pharma Inc *	324	18,688
Lexicon Pharmaceuticals Inc *	8,201	7,744
LHC Group Inc *	3,847	127,066
Magellan Health Inc *	8,389	594,109
MedAssets Inc *	1,143	21,511
Merit Medical Systems Inc *	13,218	254,446
Merrimack Pharmaceuticals Inc *	1,734	20,600
National HealthCare Corp	3,180	202,598
National Research Corp ‘A’	570	8,208
Navidea Biopharmaceuticals Inc *	10,350	16,456
Nektar Therapeutics *	16,880	185,680
NeoStem Inc *	3,962	10,063
Nevro Corp *	391	18,741
NuVasive Inc *	2,334	107,341
Ocular Therapeutix Inc *	253	10,622
Omeros Corp *	722	15,906
OraSure Technologies Inc *	15,903	104,006
Orthofix International NV * (Netherlands)	5,636	202,276
Osiris Therapeutics Inc *	513	9,019

	Shares	Value
Otonomy Inc *	350	$12,376
OvaScience Inc *	5,225	181,464
Owens & Minor Inc	19,210	650,066
Peregrine Pharmaceuticals Inc *	3,676	4,963
PharMerica Corp *	9,073	255,768
PhotoMedex Inc *	4,024	8,088
PRA Health Sciences Inc *	686	19,784
Progenics Pharmaceuticals Inc *	16,615	99,358
Prothena Corp PLC * (Ireland)	5,952	227,009
PTC Therapeutics Inc *	981	59,694
Radius Health Inc *	257	10,578
RadNet Inc *	713	5,989
Revance Therapeutics Inc *	990	20,523
Rigel Pharmaceuticals Inc *	27,576	98,446
Rockwell Medical Inc *	12,670	138,483
RTI Surgical Inc *	17,447	86,188
Sage Therapeutics Inc *	173	8,690
Sagent Pharmaceuticals Inc *	1,347	31,318
SciClone Pharmaceuticals Inc *	6,141	54,409
Second Sight Medical Products Inc *	396	5,077
Select Medical Holdings Corp	1,353	20,065
Sientra Inc *	533	10,228
Spark Therapeutics Inc *	285	22,087
Spectrum Pharmaceuticals Inc *	14,822	89,970
STERIS Corp	116,200	8,165,374
Surgical Care Affiliates Inc *	265	9,097
SurModics Inc *	3,190	83,036
Symmetry Surgical Inc *	2,949	21,616
T2 Biosystems Inc *	279	4,330
Teleflex Inc	42,000	5,074,860
The Ensign Group Inc	377	17,666
The Medicines Co *	1,876	52,566
Theravance Biopharma Inc * (Cayman)	405	7,027
Theravance Inc	1,432	22,511
Threshold Pharmaceuticals Inc *	1,286	5,221
Tokai Pharmaceuticals Inc *	400	4,520
Tornier NV * (Netherlands)	10,778	282,599
TransEnterix Inc *	8,077	23,666
Triple-S Management Corp ‘B’ *	7,577	150,631
Trupanion Inc *	2,408	19,264
Unilife Corp *	6,912	27,717
Universal American Corp *	13,018	139,032
Verastem Inc *	7,583	77,119
Vitae Pharmaceuticals Inc *	252	2,951
WellCare Health Plans Inc *	12,321	1,126,879
Wright Medical Group Inc *	8,195	211,431
XenoPort Inc *	15,587	110,979
XOMA Corp *	4,698	17,101
Zafgen Inc *	231	9,150
ZS Pharma Inc *	191	8,037

		36,841,909

Industrials - 21.4%

AAR Corp	207,665	6,375,315
ABM Industries Inc	17,085	544,328
Acacia Research Corp	15,316	163,881
ACCO Brands Corp *	35,157	292,155
Accuride Corp *	1,531	7,134
Actuant Corp ‘A’	18,773	445,671
Advanced Drainage Systems Inc	1,583	47,395
Aegion Corp *	10,629	191,853
Aerovironment Inc *	2,750	72,903
Air Transport Services Group Inc *	15,631	144,118
Aircastle Ltd (Bermuda)	13,763	309,117
Alamo Group Inc	1,992	125,755
Albany International Corp ‘A’	7,630	303,292
Ameresco Inc ‘A’ *	6,346	46,960
American Railcar Industries Inc	209	10,394
American Science & Engineering Inc	2,016	98,502
Apogee Enterprises Inc	59,891	2,587,291

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Applied Industrial Technologies Inc	43,563	$1,975,146
ArcBest Corp	691	26,182
Argan Inc	2,263	81,853
Astec Industries Inc	112,816	4,837,550
Atlas Air Worldwide Holdings Inc *	7,699	331,211
Baltic Trading Ltd	15,339	22,855
Barnes Group Inc	16,495	667,883
Beacon Roofing Supply Inc *	11,781	368,745
Brady Corp ‘A’	14,515	410,629
Briggs & Stratton Corp	88,133	1,810,252
CAI International Inc *	5,145	126,413
Carlisle Cos Inc	59,800	5,539,274
Casella Waste Systems Inc ‘A’ *	2,036	11,198
CBIZ Inc *	13,004	121,327
CDI Corp	4,082	57,352
Ceco Environmental Corp	6,518	69,156
Celadon Group Inc	6,106	166,205
Cenveo Inc *	10,871	23,264
CIRCOR International Inc	585	32,000
Civeo Corp	28,564	72,553
CLARCOR Inc	891	58,859
Columbus McKinnon Corp	5,317	143,240
Comfort Systems USA Inc	9,097	191,401
CRA International Inc *	2,834	88,194
Cubic Corp	5,969	309,015
Curtiss-Wright Corp	10,838	801,362
Deluxe Corp	7,399	512,603
DigitalGlobe Inc *	22,917	780,782
Douglas Dynamics Inc	826	18,866
Ducommun Inc *	1,925	49,858
Dycom Industries Inc *	1,114	54,408
Dynamic Materials Corp	4,153	53,034
EMCOR Group Inc	95,034	4,416,230
Encore Wire Corp	1,470	55,684
Energy Recovery Inc *	8,317	21,541
EnerSys	63,865	4,102,688
Engility Holdings Inc	5,364	161,135
Ennis Inc	8,208	115,897
EnPro Industries Inc	47,094	3,105,849
Erickson Inc *	1,821	7,867
ESCO Technologies Inc	8,112	316,206
Esterline Technologies Corp *	9,670	1,106,441
Federal Signal Corp	19,239	303,784
Franklin Covey Co *	1,499	28,871
Franklin Electric Co Inc	65,509	2,498,513
FreightCar America Inc	3,774	118,617
FTI Consulting Inc *	12,525	469,186
G&K Services Inc ‘A’	6,088	441,563
General Cable Corp	14,690	253,109
Genesee & Wyoming Inc ‘A’ *	24,100	2,324,204
Gibraltar Industries Inc *	215,445	3,535,452
Global Brass & Copper Holdings Inc	817	12,623
Global Power Equipment Group Inc	5,273	69,604
GP Strategies Corp *	1,290	47,730
GrafTech International Ltd *	35,333	137,445
Granite Construction Inc	155,969	5,480,751
Great Lakes Dredge & Dock Corp *	16,911	101,635
Griffon Corp	15,520	270,514
Heidrick & Struggles International Inc	5,675	139,492
Heritage-Crystal Clean Inc *	399	4,668
Hill International Inc *	1,539	5,525
Hillenbrand Inc	125,900	3,886,533
HNI Corp	1,074	59,253
Houston Wire & Cable Co	5,461	53,136
Hurco Cos Inc	1,950	64,214
Huron Consulting Group Inc *	6,406	423,757
ICF International Inc *	6,137	250,696
InnerWorkings Inc *	10,206	68,584
Insteel Industries Inc	596	12,891
International Shipholding Corp	1,762	21,338

	Shares	Value
JetBlue Airways Corp *	64,914	$1,249,594
Kadant Inc	2,936	154,463
Kaman Corp	4,032	171,078
Kelly Services Inc ‘A’	8,190	142,834
Kennametal Inc	46,560	1,568,606
Kimball International Inc ‘B’	10,747	112,629
Knightsbridge Shipping Ltd (Bermuda)	10,542	52,710
Korn/Ferry International	7,468	245,473
Kratos Defense & Security Solutions Inc *	13,842	76,546
Layne Christensen Co *	6,119	30,656
LB Foster Co ‘A’	3,142	149,182
Lincoln Electric Holdings Inc	34,300	2,242,877
Lindsay Corp	28,969	2,208,886
LMI Aerospace Inc *	3,419	41,746
LSI Industries Inc	6,650	54,198
Lydall Inc *	781	24,773
Marten Transport Ltd	4,156	96,419
Masonite International Corp * (Canada)	7,820	525,973
Matson Inc	8,541	360,089
Matthews International Corp ‘A’	9,120	469,771
McGrath RentCorp	110,436	3,634,449
Meritor Inc *	14,194	178,986
Miller Industries Inc	3,347	82,002
Mobile Mini Inc	13,005	554,533
Moog Inc ‘A’ *	11,682	876,734
MSA Safety Inc	72,100	3,596,348
Mueller Industries Inc	150,627	5,442,154
Multi-Color Corp	1,971	136,649
MYR Group Inc *	6,506	203,898
National Presto Industries Inc	1,506	95,465
Navigant Consulting Inc *	15,149	196,331
Navios Maritime Holdings Inc	22,991	96,102
Neff Corp ‘A’ *	2,116	22,303
NL Industries Inc *	2,221	17,213
NN Inc	473	11,863
Northwest Pipe Co *	2,968	68,116
Orion Marine Group Inc *	8,532	75,594
PAM Transportation Services Inc *	787	45,071
Patriot Transportation Holding Inc *	680	16,980
Paylocity Holding Corp *	1,828	52,354
Pendrell Corp *	50,814	66,058
Performant Financial Corp *	505	1,717
Plug Power Inc *	51,133	132,434
Ply Gem Holdings Inc *	1,047	13,611
Powell Industries Inc	23,798	803,658
PowerSecure International Inc *	7,012	92,278
Preformed Line Products Co	767	32,314
Quad/Graphics Inc	8,273	190,114
Quality Distribution Inc *	6,483	66,969
Quanex Building Products Corp	9,903	195,485
Regal-Beloit Corp	85,800	6,857,136
Republic Airways Holdings Inc *	15,265	209,894
Resources Connection Inc	11,852	207,410
Revolution Lighting Technologies Inc *	1,149	1,275
Roadrunner Transportation Systems Inc *	5,286	133,577
RPX Corp *	14,411	207,374
Rush Enterprises Inc ‘A’ *	1,747	47,798
Safe Bulkers Inc	12,182	43,733
Scorpio Bulkers Inc *	39,401	93,380
SIFCO Industries Inc	599	13,052
Simpson Manufacturing Co Inc	90,989	3,400,259
SkyWest Inc	147,039	2,148,240
SP Plus Corp *	387	8,456
Standex International Corp	1,089	89,440
Sterling Construction Co Inc *	5,529	24,991
TAL International Group Inc *	6,807	277,249
TCP International Holdings Ltd * (Switzerland)	680	1,251
Teledyne Technologies Inc *	8,299	885,752
Tetra Tech Inc	17,641	423,737

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Textainer Group Holdings Ltd (Bermuda)	4,997	$149,860
The Brink’s Co	14,646	404,669
The KEYW Holding Corp *	10,238	84,259
Titan International Inc	13,284	124,338
Titan Machinery Inc *	4,667	62,304
TriMas Corp *	1,651	50,834
TriNet Group Inc *	3,271	115,237
Tutor Perini Corp *	11,233	262,291
Twin Disc Inc	769	13,588
Ultrapetrol Bahamas Ltd * (Bahamas)	6,819	9,888
UniFirst Corp	4,489	528,310
United Stationers Inc	12,052	494,011
Universal Forest Products Inc	120,985	6,712,248
Universal Truckload Services Inc	762	19,187
USA Truck Inc *	1,929	53,414
UTi Worldwide Inc * (United Kingdom)	27,741	341,214
Viad Corp	6,167	171,566
Vicor Corp *	4,102	62,350
Virgin America Inc *	3,615	109,896
VSE Corp	1,258	103,005
Wabash National Corp *	365,200	5,149,320
Watts Water Technologies Inc ‘A’	27,924	1,536,658
Werner Enterprises Inc	10,785	338,757
Wesco Aircraft Holdings Inc *	13,427	205,702
West Corp	5,620	189,563
Woodward Inc	6,690	341,257
XPO Logistics Inc *	12,824	583,107
YRC Worldwide Inc *	7,939	142,584

		126,481,667

Information Technology - 5.4%

A10 Networks Inc *	393	1,702
Actua Corp *	12,536	194,183
Acxiom Corp *	23,519	434,866
ADTRAN Inc	7,638	142,601
Advanced Energy Industries Inc *	1,159	29,740
Aerohive Networks Inc *	1,574	7,020
Agilysys Inc *	4,682	46,071
Alpha & Omega Semiconductor Ltd * (Bermuda)	6,629	59,064
Amber Road Inc *	295	2,729
Amkor Technology Inc *	12,271	108,414
Anixter International Inc *	4,592	349,589
Audience Inc *	4,341	19,708
Axcelis Technologies Inc *	32,990	78,516
Bankrate Inc *	18,474	209,495
Bazaarvoice Inc *	8,983	50,754
Bel Fuse Inc ‘B’	3,002	57,128
Benchmark Electronics Inc *	16,273	391,040
Black Box Corp	4,551	95,252
Blucora Inc *	12,828	175,230
Borderfree Inc *	299	1,797
Bottomline Technologies de Inc *	1,991	54,494
Box Inc ‘A’ *	941	18,585
Brooks Automation Inc	18,984	220,784
Cabot Microelectronics Corp *	1,220	60,963
CACI International Inc ‘A’ *	7,162	644,007
Calix Inc *	12,918	108,382
Cascade Microtech Inc *	3,709	50,368
CEVA Inc *	6,291	134,124
Checkpoint Systems Inc	12,583	136,148
Ciber Inc *	22,497	92,688
Cirrus Logic Inc *	13,285	441,859
Coherent Inc *	7,069	459,202
Cohu Inc	183,347	2,005,816
Computer Task Group Inc	4,612	33,714
Comtech Telecommunications Corp	4,671	135,225
Convergys Corp	30,889	706,431
Covisint Corp *	11,640	23,629
CSG Systems International Inc	6,097	185,288

	Shares	Value
CTS Corp	10,321	$185,675
CUI Global Inc *	2,187	12,816
Daktronics Inc	3,164	34,203
Datalink Corp *	6,115	73,625
Dealertrack Technologies Inc *	2,633	101,423
Demand Media Inc *	2,716	15,536
Dice Holdings Inc *	8,142	72,627
Digi International Inc *	7,281	72,664
Diodes Inc *	3,617	103,301
DSP Group Inc *	6,265	75,055
DTS Inc *	3,780	128,785
EarthLink Holdings Corp	30,738	136,477
Eastman Kodak Co *	5,240	99,508
Ebix Inc	8,533	259,233
Electro Rent Corp	4,605	52,221
Electro Scientific Industries Inc	7,805	48,235
Emulex Corp *	21,566	171,881
EnerNOC Inc *	6,350	72,390
Entegris Inc *	18,678	255,702
Entropic Communications Inc *	26,183	77,502
Epiq Systems Inc	9,052	162,302
ePlus Inc *	1,534	133,351
Everyday Health Inc *	269	3,459
Exar Corp *	10,517	105,696
ExlService Holdings Inc *	5,661	210,589
Extreme Networks Inc *	9,785	30,921
Fabrinet * (Cayman)	10,692	203,041
Fairchild Semiconductor International Inc *	35,436	644,226
FARO Technologies Inc *	704	43,740
Finisar Corp *	1,906	40,674
FormFactor Inc *	16,816	149,158
Global Cash Access Holdings Inc *	19,998	152,385
Global Sources Ltd * (Bermuda)	4,394	25,749
Globant SA * (Luxembourg)	465	9,793
Glu Mobile Inc *	2,606	13,056
GSI Group Inc * (Canada)	9,169	122,131
Harmonic Inc *	22,561	167,177
Higher One Holdings Inc *	6,689	16,187
Hortonworks Inc *	514	12,254
HubSpot Inc *	520	20,748
II-VI Inc *	15,925	293,975
Infinera Corp *	5,830	114,676
Infoblox Inc *	2,288	54,615
Ingram Micro Inc ‘A’ *	83,900	2,107,568
Insight Enterprises Inc *	12,398	353,591
Integrated Device Technology Inc *	10,923	218,678
Integrated Silicon Solution Inc	9,176	164,159
Internap Corp *	16,282	166,565
Intersil Corp ‘A’	38,882	556,790
Intevac Inc *	7,270	44,638
Intralinks Holdings Inc *	12,180	125,941
Itron Inc *	11,889	434,067
Ixia *	15,414	186,972
IXYS Corp	7,333	90,343
Kemet Corp *	14,035	58,105
Kimball Electronics Inc *	8,060	113,968
Kopin Corp *	20,342	71,604
KVH Industries Inc *	1,091	16,496
Limelight Networks Inc *	19,196	69,681
Liquidity Services Inc *	7,415	73,260
Littelfuse Inc	1,004	99,788
ManTech International Corp ‘A’	7,275	246,913
Mentor Graphics Corp	29,415	706,842
Mercury Systems Inc *	9,910	154,100
Microsemi Corp *	9,333	330,388
Millennial Media Inc *	23,625	34,256
MKS Instruments Inc	16,241	549,108
MobileIron Inc *	885	8,195
Model N Inc *	1,772	21,193
ModusLink Global Solutions Inc *	12,231	47,089

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
MoneyGram International Inc *	9,175	$79,272
Monster Worldwide Inc *	27,749	175,929
Multi-Fineline Electronix Inc *	2,856	52,179
Nanometrics Inc *	3,315	55,758
NETGEAR Inc *	10,447	343,497
New Relic Inc *	394	13,672
Newport Corp *	1,094	20,852
Numerex Corp ‘A’ *	968	11,035
NVE Corp	851	58,651
Oclaro Inc *	29,043	57,505
OmniVision Technologies Inc *	17,006	448,448
OPOWER Inc *	268	2,715
OSI Systems Inc *	4,728	351,101
Park Electrochemical Corp	6,315	136,151
Paycom Software Inc *	2,026	64,954
PC Connection Inc	3,063	79,914
Perficient Inc *	3,517	72,767
Pericom Semiconductor Corp	6,907	106,851
Photronics Inc *	20,195	171,657
Plantronics Inc	1,569	83,079
Plexus Corp *	6,622	269,979
PMC-Sierra Inc *	35,807	332,289
Polycom Inc *	22,604	302,894
PRGX Global Inc *	8,602	34,580
Procera Networks Inc *	5,494	51,589
Progress Software Corp *	15,716	427,004
Q2 Holdings Inc *	336	7,103
QAD Inc ‘A’	259	6,268
QLogic Corp *	26,367	388,650
Quantum Corp *	38,499	61,598
QuickLogic Corp *	1,047	2,021
QuinStreet Inc *	10,055	59,827
RealNetworks Inc *	7,320	49,264
Reis Inc	2,339	59,972
Rightside Group Ltd *	2,716	27,567
Rofin-Sinar Technologies Inc *	90,790	2,199,842
Rogers Corp *	3,984	327,525
Rosetta Stone Inc *	6,587	50,127
Rubicon Technology Inc *	7,404	29,172
Rudolph Technologies Inc *	8,900	98,078
Sanmina Corp *	24,905	602,452
Sapiens International Corp NV * (Netherlands)	6,673	54,719
ScanSource Inc *	8,546	347,395
Seachange International Inc *	10,160	79,756
ServiceSource International Inc *	21,496	66,638
Silicon Laboratories Inc *	4,137	210,035
Silver Spring Networks Inc *	662	5,918
Speed Commerce Inc *	3,568	2,279
Stamps.com Inc *	368	24,763
Sykes Enterprises Inc *	11,054	274,692
SYNNEX Corp	7,673	592,739
Take-Two Interactive Software Inc *	23,461	597,200
TechTarget Inc *	5,125	59,091
TeleCommunication Systems Inc ‘A’ *	15,580	59,671
Telenav Inc *	8,365	66,251
TeleTech Holdings Inc	2,678	68,155
TESSCO Technologies Inc	1,671	41,207
Tessera Technologies Inc	6,806	274,146
The Hackett Group Inc	5,816	51,995
The Rubicon Project Inc *	352	6,308
TiVo Inc *	18,886	200,380
Tremor Video Inc *	10,960	25,646
TTM Technologies Inc *	16,011	144,259
TubeMogul Inc *	541	7,477
Ultra Clean Holdings Inc *	6,437	46,025
Ultratech Inc *	7,166	124,258
Unisys Corp *	6,222	144,413
Varonis Systems Inc *	181	4,644
Veeco Instruments Inc *	12,258	374,482

	Shares	Value
Verint Systems Inc *	948	$58,710
Viasystems Group Inc *	1,343	23,489
Vishay Precision Group Inc *	3,972	63,274
Vitesse Semiconductor Corp *	1,425	7,567
Vringo Inc *	3,188	2,073
Workiva Inc *	407	5,861
Xcerra Corp *	9,756	86,731
Yodlee Inc *	500	6,730
YuMe Inc *	5,584	28,981
Zendesk Inc *	335	7,601

		31,815,013

Materials - 10.0%

A Schulman Inc	142,828	6,884,310
AEP Industries Inc *	146	8,036
AK Steel Holding Corp *	54,074	241,711
Allegheny Technologies Inc	50,500	1,515,505
AM Castle & Co *	5,747	20,977
American Vanguard Corp	8,996	95,537
Ampco-Pittsburgh Corp	2,536	44,279
AptarGroup Inc	14,730	935,650
Axiall Corp	184,283	8,650,244
Berry Plastics Group Inc *	11,940	432,109
Cabot Corp	104,760	4,714,200
Carpenter Technology Corp	104,400	4,059,072
Century Aluminum Co *	15,731	217,088
Chase Corp	285	12,463
Coeur Mining Inc *	23,590	111,109
Commercial Metals Co	35,345	572,235
FutureFuel Corp	5,331	54,749
Handy & Harman Ltd *	1,012	41,553
Hawkins Inc	2,715	103,143
Haynes International Inc	3,587	160,016
HB Fuller Co	142,430	6,105,974
Hecla Mining Co	110,856	330,351
Horsehead Holding Corp *	14,653	185,507
Innophos Holdings Inc	2,780	156,681
Innospec Inc	5,905	273,933
Intrepid Potash Inc *	17,140	197,967
Kaiser Aluminum Corp	5,515	424,048
KMG Chemicals Inc	2,892	77,303
Kraton Performance Polymers Inc *	9,825	198,563
Kronos Worldwide Inc	5,703	72,143
Louisiana-Pacific Corp *	42,954	709,170
LSB Industries Inc *	5,904	244,012
Materion Corp	3,697	142,076
Minerals Technologies Inc	46,683	3,412,527
Molycorp Inc *	57,186	22,034
Neenah Paper Inc	2,470	154,474
Noranda Aluminum Holding Corp	13,840	41,105
Olin Corp	23,950	767,358
Olympic Steel Inc	2,189	29,464
OM Group Inc	9,027	271,081
PH Glatfelter Co	8,240	226,847
Quaker Chemical Corp	1,238	106,022
Resolute Forest Products Inc *	20,011	345,190
RPM International Inc	77,600	3,724,024
RTI International Metals Inc *	8,850	317,803
Ryerson Holding Corp *	2,583	16,454
Schnitzer Steel Industries Inc ‘A’	7,926	125,706
Schweitzer-Mauduit International Inc	7,864	362,688
Sensient Technologies Corp	127,640	8,791,843
Stepan Co	29,793	1,241,176
Stillwater Mining Co *	2,430	31,396
SunCoke Energy Inc	5,940	88,744
Trecora Resources *	912	11,126
Tredegar Corp	7,395	148,713
Trinseo SA * (Luxembourg)	2,575	50,985
Tronox Ltd ‘A’ (Australia)	18,625	378,646
UFP Technologies Inc *	1,980	45,104

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
United States Lime & Minerals Inc	66	$4,257
Universal Stainless & Alloy Products Inc *	2,272	59,572
Walter Energy Inc	15,351	9,518
Wausau Paper Corp	823	7,843
Zep Inc	5,194	88,454

		58,871,868

Telecommunication Services - 0.4%

8x8 Inc *	18,017	151,343
Atlantic Tele-Network Inc	2,805	194,162
Boingo Wireless Inc *	7,123	53,707
Cincinnati Bell Inc *	48,975	172,882
Consolidated Communications Holdings Inc	4,690	95,676
FairPoint Communications Inc *	1,401	24,658
Globalstar Inc *	82,862	275,930
Hawaiian Telcom Holdco Inc *	3,192	85,003
IDT Corp ‘B’	489	8,680
inContact Inc *	1,757	19,151
Intelsat SA * (Luxembourg)	6,101	73,212
Iridium Communications Inc *	24,756	240,381
Lumos Networks Corp	888	13,551
magicJack VocalTec Ltd * (Israel)	457	3,126
NTELOS Holdings Corp	2,949	14,155
ORBCOMM Inc *	16,075	95,968
Premiere Global Services Inc *	12,780	122,177
Shenandoah Telecommunications Co	1,097	34,182
Spok Holdings Inc	6,586	126,254
Vonage Holdings Corp *	53,279	261,600

		2,065,798

Utilities - 3.1%

Abengoa Yield PLC (United Kingdom)	8,171	276,016
ALLETE Inc	13,569	715,900
American States Water Co	11,060	441,183
Artesian Resources Corp ‘A’	2,305	49,304
Atlantic Power Corp (Canada)	35,216	98,957
Avista Corp	18,344	626,998
Black Hills Corp	13,613	686,640
California Water Service Group	14,612	358,140
Chesapeake Utilities Corp	4,473	226,379
Cleco Corp	18,376	1,001,860
Connecticut Water Service Inc	3,338	121,270
Dynegy Inc *	37,458	1,177,305
El Paso Electric Co	12,242	473,031
IDACORP Inc	15,316	962,917
MGE Energy Inc	10,524	466,424
Middlesex Water Co	4,878	111,023
New Jersey Resources Corp	25,595	794,981
Northwest Natural Gas Co	8,296	397,793
NorthWestern Corp	14,244	766,185
NRG Yield Inc ‘A’	7,291	369,872
ONE Gas Inc	15,865	685,844
Ormat Technologies Inc	3,299	125,428
Otter Tail Corp	11,150	358,695
Piedmont Natural Gas Co Inc	23,676	873,881
PNM Resources Inc	24,339	710,699
Portland General Electric Co	23,782	882,074
SJW Corp	3,871	119,653
South Jersey Industries Inc	10,060	546,057
Southwest Gas Corp	14,171	824,327
Spark Energy Inc ‘A’	859	12,670
TerraForm Power Inc ‘A’ *	5,422	197,957
The Empire District Electric Co	13,183	327,202
The Laclede Group Inc	13,102	671,084
The York Water Co	1,446	35,109
UIL Holdings Corp	17,245	886,738
Unitil Corp	4,264	148,259
Vivint Solar Inc *	3,616	43,898
WGL Holdings Inc	15,764	889,090

		18,460,843

Total Common Stocks (Cost $440,160,479)		558,616,715

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.2%

Energy - 0.2%

Unit Corp 6.625% due 05/15/21	$1,674,000	$1,581,930

Total Corporate Bonds & Notes (Cost $1,617,968)		1,581,930

SHORT-TERM INVESTMENTS - 5.2%

U.S. Government Agency Issue - 1.7%

Federal Home Loan Bank 0.000% due 04/01/15	10,000,000	10,000,000

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $20,426,355; collateralized by Fannie Mae: 6.625% due 11/15/30 and value $4,281,131; Federal Home Loan Bank: 3.190% due 08/13/32 and value $13,711,431; and U.S. Treasury Notes: 3.125% due 05/15/21 and value $2,853,500)	20,426,355	20,426,355

Total Short-Term Investments (Cost $30,426,355)		30,426,355

TOTAL INVESTMENTS - 100.0% (Cost $472,204,802)		590,684,777

OTHER ASSETS & LIABILITIES, NET - 0.0%		13,014

NET ASSETS - 100.0%		$590,697,791

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $59,777 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini (06/15)	27	$68,213

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	83,822,970	83,822,970	-	-
	Consumer Staples	18,117,041	14,256,225	3,860,816	-
	Energy	30,830,945	28,962,996	1,867,949	-
	Financials	151,308,661	151,308,661	-	-
	Health Care	36,841,909	32,871,655	3,970,254	-
	Industrials	126,481,667	126,481,667	-	-
	Information Technology	31,815,013	31,815,013	-	-
	Materials	58,871,868	58,871,868	-	-
	Telecommunication Services	2,065,798	2,065,798	-	-
	Utilities	18,460,843	18,460,843	-	-

		558,616,715	548,917,696	9,699,019	-

	Corporate Bonds & Notes	1,581,930	-	1,581,930	-
	Short-Term Investments	30,426,355	-	30,426,355	-
	Derivatives:
	Equity Contracts
	Futures	68,213	68,213	-	-

	Total	$590,752,990	$548,985,909	$41,707,304	$59,777

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$86,663

Total Warrants (Cost $0)		86,663

COMMON STOCKS - 98.2%

Consumer Discretionary - 14.5%

2U Inc *	343,984	8,799,111
Asbury Automotive Group Inc *	39,038	3,244,058
BJ’s Restaurants Inc *	62,702	3,163,316
Brunswick Corp	144,260	7,422,177
Buffalo Wild Wings Inc *	50,182	9,094,986
Fiesta Restaurant Group Inc *	103,082	6,288,002
HSN Inc	100,873	6,882,565
iRobot Corp *	20,645	673,646
La Quinta Holdings Inc *	350,521	8,300,337
LifeLock Inc *	193,345	2,728,098
MarineMax Inc *	112,037	2,970,101
Rentrak Corp *	64,041	3,558,118
Restoration Hardware Holdings Inc *	89,438	8,871,355
Skechers U.S.A. Inc ‘A’ *	132,932	9,559,140
Sonic Corp	112,957	3,580,737
Wayfair Inc ‘A’ *	193,556	6,217,019
Zoe’s Kitchen Inc *	160,212	5,333,457

		96,686,223

Consumer Staples - 2.8%

Diplomat Pharmacy Inc *	213,841	7,394,622
The Hain Celestial Group Inc *	81,379	5,212,325
United Natural Foods Inc *	80,925	6,234,462

		18,841,409

Energy - 0.5%

GasLog Ltd (Bermuda)	180,122	3,497,969

Financials - 9.4%

BioMed Realty Trust Inc REIT	30,110	682,293
Evercore Partners Inc ‘A’	30,254	1,562,922
Janus Capital Group Inc	302,567	5,201,127
MarketAxess Holdings Inc	117,047	9,703,196
On Deck Capital Inc *	120,009	2,554,992
PrivateBancorp Inc	149,460	5,256,508
Springleaf Holdings Inc *	129,346	6,696,242
Stifel Financial Corp *	154,246	8,599,214
SVB Financial Group *	42,157	5,355,625
Western Alliance Bancorp *	181,188	5,370,412
WisdomTree Investments Inc	553,247	11,872,681

		62,855,212

Health Care - 23.4%

ABIOMED Inc *	163,093	11,674,197
ACADIA Pharmaceuticals Inc *	51,359	1,673,790
Acceleron Pharma Inc *	30,228	1,150,478
Agios Pharmaceuticals Inc *	20,707	1,952,670
Alnylam Pharmaceuticals Inc *	45,460	4,746,933
Bluebird Bio Inc *	57,378	6,929,541
Celldex Therapeutics Inc *	308,622	8,601,295
Cepheid *	105,207	5,986,278
Charles River Laboratories International Inc *	106,270	8,426,148
Clovis Oncology Inc *	75,658	5,616,093
Depomed Inc *	67,134	1,504,473
DexCom Inc *	107,370	6,693,446

	Shares	Value
ExamWorks Group Inc *	180,132	$7,497,094
Fluidigm Corp *	159,899	6,731,748
Foundation Medicine Inc *	111,087	5,344,396
Horizon Pharma PLC * (Ireland)	148,922	3,867,504
Juno Therapeutics Inc *	84,509	5,126,316
LDR Holding Corp *	4,930	180,635
Neurocrine Biosciences Inc *	132,175	5,248,669
NxStage Medical Inc *	284,285	4,918,131
Ophthotech Corp *	14,568	677,849
PTC Therapeutics Inc *	22,812	1,388,110
Receptos Inc *	34,707	5,722,837
Spark Therapeutics Inc *	49,637	3,846,868
Synageva BioPharma Corp *	51,530	5,025,721
Team Health Holdings Inc *	134,858	7,890,542
TESARO Inc *	75,203	4,316,652
The Spectranetics Corp *	182,655	6,349,088
Ultragenyx Pharmaceutical Inc *	67,910	4,216,532
Veeva Systems Inc ‘A’ *	198,190	5,059,791
Zeltiq Aesthetics Inc *	256,509	7,908,172

		156,271,997

Industrials - 10.8%

Air Lease Corp	123,036	4,643,379
Astronics Corp *	127,978	9,431,979
Genesee & Wyoming Inc ‘A’ *	32,508	3,135,071
Hexcel Corp	137,262	7,058,012
JetBlue Airways Corp *	382,585	7,364,761
Knight Transportation Inc	189,677	6,117,083
Paylocity Holding Corp *	223,992	6,415,131
Proto Labs Inc *	12,463	872,410
RBC Bearings Inc	38,245	2,927,272
The Middleby Corp *	31,751	3,259,240
Trex Co Inc *	159,349	8,689,301
US Ecology Inc	103,144	5,154,106
WageWorks Inc *	61,874	3,299,740
Watsco Inc	26,157	3,287,935

		71,655,420

Information Technology - 36.4%

Ambarella Inc * (Cayman)	103,352	7,824,780
Benefitfocus Inc *	131,688	4,844,802
Blackhawk Network Holdings Inc *	47,601	1,702,688
Cavium Inc *	159,329	11,283,680
Cimpress NV * (Netherlands)	101,547	8,568,536
Cirrus Logic Inc *	149,979	4,988,302
Cognex Corp *	87,947	4,361,292
comScore Inc *	184,490	9,445,888
Cray Inc *	140,797	3,953,580
Criteo SA ADR * (France)	153,527	6,064,316
CyberArk Software Ltd * (Israel)	92,622	5,147,005
Demandware Inc *	65,751	4,004,236
EPAM Systems Inc *	184,662	11,317,934
FARO Technologies Inc *	130,483	8,106,909
FireEye Inc *	249,681	9,799,979
Gogo Inc *	515,615	9,827,622
GrubHub Inc *	259,714	11,788,418
Infinera Corp *	447,350	8,799,374
IPG Photonics Corp *	112,769	10,453,686
Manhattan Associates Inc *	139,027	7,036,156
Materialise NV ADR * (Belgium)	167,868	1,173,397
MAXIMUS Inc	106,351	7,099,993
Monolithic Power Systems Inc	62,422	3,286,518
Paycom Software Inc *	180,625	5,790,837
Proofpoint Inc *	159,831	9,465,192
Qualys Inc *	150,895	7,013,600
Rambus Inc *	318,287	4,002,459
Ruckus Wireless Inc *	324,519	4,176,560
Sierra Wireless Inc * (Canada)	91,556	3,029,588
SunPower Corp *	231,300	7,242,003
Synchronoss Technologies Inc *	117,434	5,573,418

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Tableau Software Inc ‘A’ *	95,650	$8,849,538
Tessera Technologies Inc	209,787	8,450,220
The Ultimate Software Group Inc *	58,213	9,893,590
TrueCar Inc *	168,946	3,015,686
Zendesk Inc *	225,812	5,123,674

		242,505,456

Materials - 0.4%

Flotek Industries Inc *	187,762	2,767,612

Total Common Stocks (Cost $567,219,947)		655,081,298

	Principal Amount
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $10,964,259; collateralized by Freddie Mac: 1.840% due 09/18/19 and value $11,185,650)	$10,964,259	10,964,259

Total Short-Term Investment (Cost $10,964,259)		10,964,259

TOTAL INVESTMENTS - 99.9% (Cost $578,184,206)		666,132,220

OTHER ASSETS & LIABILITIES, NET - 0.1%		956,270

NET ASSETS - 100.0%		$667,088,490

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$86,663	$-	$86,663	$-
	Common Stocks (1)	655,081,298	655,081,298	-	-
	Short-Term Investment	10,964,259	-	10,964,259	-

	Total	$666,132,220	$655,081,298	$11,050,922	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals - Contingent Value Rights * +	2,714	$27,140

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	24,467	61,657

Total Rights (Cost $26,516)		88,797

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.4%

Consumer Discretionary - 13.8%

1-800-Flowers.com Inc ‘A’ *	8,521	100,803
2U Inc *	3,779	96,667
Aeropostale Inc *	27,455	95,269
AH Belo Corp ‘A’	6,657	54,787
AMC Entertainment Holdings Inc ‘A’	7,466	264,968
America’s Car-Mart Inc *	2,758	149,621
American Axle & Manufacturing Holdings Inc *	23,714	612,533
American Eagle Outfitters Inc	68,167	1,164,292
American Public Education Inc *	6,233	186,865
ANN Inc *	16,395	672,687
Arctic Cat Inc	4,551	165,292
Asbury Automotive Group Inc *	9,669	803,494
Ascent Capital Group Inc ‘A’ *	4,910	195,467
Barnes & Noble Inc *	14,299	339,601
Beazer Homes USA Inc *	9,529	168,854
bebe stores Inc	10,976	39,843
Belmond Ltd ‘A’ * (Bermuda)	33,636	413,050
Big 5 Sporting Goods Corp	6,420	85,193
Biglari Holdings Inc *	601	248,874
BJ’s Restaurants Inc *	7,570	381,906
Black Diamond Inc *	7,693	72,699
Bloomin’ Brands Inc	26,997	656,837
Blue Nile Inc *	4,319	137,517
Bob Evans Farms Inc	8,583	397,050
Boot Barn Holdings Inc *	1,868	44,683
Boyd Gaming Corp *	26,927	382,363
Bravo Brio Restaurant Group Inc *	5,106	75,007
Bridgepoint Education Inc *	6,098	58,846
Bright Horizons Family Solutions Inc *	10,112	518,442
Brown Shoe Co Inc	15,346	503,349
Brunswick Corp	32,492	1,671,713
Buffalo Wild Wings Inc *	6,625	1,200,715
Build-A-Bear Workshop Inc *	4,241	83,336
Burlington Stores Inc *	10,059	597,706
Caesars Acquisition Co ‘A’ *	16,151	109,827
Caesars Entertainment Corp *	18,142	191,035
Callaway Golf Co	27,537	262,428
Capella Education Co	3,794	246,155
Career Education Corp *	23,599	118,703
Carmike Cinemas Inc *	8,572	288,019

	Shares	Value
Carriage Services Inc	5,658	$135,056
Carrols Restaurant Group Inc *	12,161	100,815
Cavco Industries Inc *	3,149	236,364
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	24,213	64,407
Century Communities Inc *	1,444	27,913
Chegg Inc *	26,049	207,090
Christopher & Banks Corp *	12,656	70,367
Churchill Downs Inc	4,688	538,979
Chuy’s Holdings Inc *	5,761	129,795
Cinedigm Corp ‘A’ *	28,988	46,961
Citi Trends Inc *	5,466	147,582
ClubCorp Holdings Inc	7,670	148,491
Collectors Universe Inc	2,503	56,468
Columbia Sportswear Co	9,592	584,153
Conn’s Inc *	9,676	292,989
Cooper Tire & Rubber Co	20,317	870,380
Cooper-Standard Holding Inc *	4,763	281,970
Core-Mark Holding Co Inc	8,052	517,905
Cracker Barrel Old Country Store Inc	6,687	1,017,360
Crocs Inc *	27,057	319,543
Crown Media Holdings Inc ‘A’ *	12,782	51,128
CSS Industries Inc	3,298	99,435
Culp Inc	3,081	82,417
Cumulus Media Inc ‘A’ *	51,190	126,439
Daily Journal Corp *	387	70,898
Dana Holding Corp	59,399	1,256,883
Dave & Buster’s Entertainment Inc *	2,252	68,596
Del Frisco’s Restaurant Group Inc *	8,364	168,535
Denny’s Corp *	30,462	347,267
Destination Maternity Corp	4,706	70,872
Destination XL Group Inc *	12,702	62,748
Dex Media Inc *	5,479	22,957
Diamond Resorts International Inc *	12,364	413,329
DineEquity Inc	5,854	626,437
Dorman Products Inc *	9,491	472,177
Drew Industries Inc	8,285	509,859
El Pollo Loco Holdings Inc *	2,986	76,471
Empire Resorts Inc *	5,518	25,383
Entercom Communications Corp ‘A’ *	8,340	101,331
Entravision Communications Corp ‘A’	20,609	130,455
Eros International PLC * (United Kingdom)	7,866	137,419
Escalade Inc	3,466	60,239
Ethan Allen Interiors Inc	8,987	248,401
EVINE Live Inc *	14,881	99,852
Express Inc *	29,641	489,966
Famous Dave’s of America Inc *	1,669	47,566
Federal-Mogul Holdings Corp *	10,103	134,471
Fiesta Restaurant Group Inc *	9,404	573,644
Five Below Inc *	18,963	674,514
Flexsteel Industries Inc	1,741	54,476
Fox Factory Holding Corp *	3,787	58,093
Francesca’s Holdings Corp *	14,701	261,678
Fred’s Inc ‘A’	12,678	216,667
FTD Cos Inc *	6,711	200,927
Fuel Systems Solutions Inc *	4,797	52,959
G-III Apparel Group Ltd *	6,706	755,431
Gaiam Inc ‘A’ *	5,413	39,461
Genesco Inc *	8,373	596,409
Gentherm Inc *	12,385	625,566
Global Eagle Entertainment Inc *	14,185	188,802
Grand Canyon Education Inc *	16,326	706,916
Gray Television Inc *	17,485	241,643
Group 1 Automotive Inc	8,466	730,870
Guess? Inc	21,604	401,618
Harte-Hanks Inc	17,709	138,130
Haverty Furniture Cos Inc	7,080	176,150
Helen of Troy Ltd * (Bermuda)	10,014	816,041
Hemisphere Media Group Inc *	3,046	38,532
hhgregg Inc *	4,506	27,622
Hibbett Sports Inc *	9,119	447,378

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Houghton Mifflin Harcourt Co *	38,277	$898,744
Hovnanian Enterprises Inc ‘A’ *	41,416	147,441
HSN Inc	11,648	794,743
Iconix Brand Group Inc *	16,948	570,639
Ignite Restaurant Group Inc *	2,842	13,784
Installed Building Products Inc *	2,930	63,757
International Speedway Corp ‘A’	9,639	314,328
Interval Leisure Group Inc	13,860	363,271
Intrawest Resorts Holdings Inc *	4,900	42,728
iRobot Corp *	10,228	333,740
Isle of Capri Casinos Inc *	7,259	101,989
ITT Educational Services Inc *	8,470	57,511
Jack in the Box Inc	14,022	1,344,990
JAKKS Pacific Inc *	6,544	44,761
Jamba Inc *	5,919	87,068
Johnson Outdoors Inc ‘A’	1,803	59,697
Journal Communications Inc ‘A’ *	15,579	230,881
K12 Inc *	12,174	191,375
KB Home	29,606	462,446
Kirkland’s Inc *	5,135	121,956
Krispy Kreme Doughnuts Inc *	22,913	458,031
La Quinta Holdings Inc *	15,474	366,424
La-Z-Boy Inc	18,381	516,690
Lands’ End Inc *	5,701	204,552
LeapFrog Enterprises Inc *	22,980	50,096
Lee Enterprises Inc *	19,521	61,882
LGI Homes Inc *	5,042	84,000
Libbey Inc	7,635	304,713
Liberty Tax Inc *	1,365	37,988
Life Time Fitness Inc *	14,325	1,016,502
LifeLock Inc *	28,283	399,073
Lifetime Brands Inc	3,806	58,156
Lithia Motors Inc ‘A’	7,988	794,087
Loral Space & Communications Inc *	4,584	313,729
Lumber Liquidators Holdings Inc *	9,688	298,197
M/I Homes Inc *	8,746	208,505
Malibu Boats Inc ‘A’ *	3,086	72,058
Marine Products Corp	3,949	33,843
MarineMax Inc *	8,699	230,610
Marriott Vacations Worldwide Corp	9,378	760,087
Martha Stewart Living Omnimedia Inc ‘A’ *	11,049	71,818
Mattress Firm Holding Corp *	5,231	364,287
MDC Holdings Inc	13,777	392,644
MDC Partners Inc ‘A’ (Canada)	14,889	422,103
Media General Inc *	27,607	455,239
Meredith Corp	12,639	704,877
Meritage Homes Corp *	13,721	667,389
Metaldyne Performance Group Inc *	3,838	69,161
Modine Manufacturing Co *	16,565	223,131
Monarch Casino & Resort Inc *	3,499	66,971
Monro Muffler Brake Inc	11,010	716,200
Morgans Hotel Group Co *	10,606	82,196
Motorcar Parts of America Inc *	6,282	174,577
Movado Group Inc	6,495	185,237
NACCO Industries Inc ‘A’	1,507	79,856
Nathan’s Famous Inc	1,120	60,648
National CineMedia Inc	21,069	318,142
Nautilus Inc *	10,882	166,168
New Media Investment Group Inc	15,451	369,742
New York & Co Inc *	10,587	26,467
Nexstar Broadcasting Group Inc ‘A’	10,758	615,573
Noodles & Co *	3,756	65,505
Nutrisystem Inc	10,153	202,857
Office Depot Inc *	187,180	1,722,056
Orbitz Worldwide Inc *	18,282	213,168
Outerwall Inc	6,630	438,376
Overstock.com Inc *	4,113	99,617
Oxford Industries Inc	5,142	387,964
Pacific Sunwear of California Inc *	16,429	45,344
Papa John’s International Inc	10,754	664,705

	Shares	Value
Papa Murphy’s Holdings Inc *	2,122	$38,493
Penn National Gaming Inc *	27,333	428,035
Perry Ellis International Inc *	4,083	94,562
PetMed Express Inc	7,062	116,664
Pier 1 Imports Inc	33,354	466,289
Pinnacle Entertainment Inc *	20,785	750,131
Pool Corp	15,780	1,100,813
Popeyes Louisiana Kitchen Inc *	8,292	496,027
Potbelly Corp *	5,008	68,610
Quiksilver Inc *	47,567	87,999
Radio One Inc ‘D’ *	7,954	24,498
ReachLocal Inc *	4,890	14,230
Reading International Inc ‘A’ *	6,089	81,897
Red Robin Gourmet Burgers Inc *	5,011	435,957
Regis Corp *	15,090	246,872
Remy International Inc	10,856	241,112
Rent-A-Center Inc	18,435	505,856
Rentrak Corp *	3,513	195,182
Restoration Hardware Holdings Inc *	10,962	1,087,321
Ruby Tuesday Inc *	21,754	130,742
Ruth’s Hospitality Group Inc	12,669	201,184
Saga Communications Inc ‘A’	1,327	59,105
Salem Media Group Inc ‘A’	3,915	24,116
Scholastic Corp	9,177	375,706
Scientific Games Corp ‘A’ *	17,982	188,272
Sears Hometown & Outlet Stores Inc *	3,488	26,927
Select Comfort Corp *	19,092	658,101
Sequential Brands Group Inc *	5,715	61,150
SFX Entertainment Inc *	14,719	60,201
Shake Shack Inc ‘A’ *	1,935	96,847
Shiloh Industries Inc *	2,966	41,643
Shoe Carnival Inc	5,278	155,384
Shutterfly Inc *	13,507	611,057
Sinclair Broadcast Group Inc ‘A’	24,164	758,991
Sizmek Inc *	7,384	53,608
Skechers U.S.A. Inc ‘A’ *	13,720	986,605
Skullcandy Inc *	7,320	82,716
Smith & Wesson Holding Corp *	19,548	248,846
Sonic Automotive Inc ‘A’	13,975	347,977
Sonic Corp	19,108	605,724
Sotheby’s	21,325	901,194
Spartan Motors Inc	11,187	54,257
Speedway Motorsports Inc	3,567	81,149
Sportsman’s Warehouse Holdings Inc *	3,631	29,012
Stage Stores Inc	11,239	257,598
Standard Motor Products Inc	6,907	291,890
Standard Pacific Corp *	51,180	460,620
Stein Mart Inc	9,807	122,097
Steiner Leisure Ltd * (Bahamas)	4,701	222,827
Steven Madden Ltd *	20,366	773,908
Stoneridge Inc *	9,944	112,268
Strattec Security Corp	1,205	88,977
Strayer Education Inc *	3,859	206,109
Sturm Ruger & Co Inc	6,797	337,335
Superior Industries International Inc	8,178	154,810
Systemax Inc *	4,058	49,589
Tenneco Inc *	21,318	1,224,080
Texas Roadhouse Inc	24,403	889,001
The Bon-Ton Stores Inc	5,225	36,366
The Buckle Inc	9,922	506,915
The Cato Corp ‘A’	9,533	377,507
The Cheesecake Factory Inc	17,504	863,472
The Children’s Place Inc	7,738	496,702
The Container Store Group Inc *	6,110	116,395
The Dixie Group Inc *	5,579	50,490
The EW Scripps Co ‘A’ *	10,847	308,489
The Finish Line Inc ‘A’	16,952	415,663
The Habit Restaurants Inc ‘A’ *	1,904	61,195
The Marcus Corp	6,264	133,361
The McClatchy Co ‘A’ *	22,273	40,982

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
The Men’s Wearhouse Inc	16,786	$876,229
The New Home Co Inc *	3,226	51,455
The New York Times Co ‘A’	48,650	669,424
The Pep Boys-Manny Moe & Jack *	18,869	181,520
The Ryland Group Inc	16,482	803,333
Tile Shop Holdings Inc *	9,846	119,235
Tilly’s Inc ‘A’ *	3,571	55,886
Time Inc	38,500	863,940
Tower International Inc *	7,273	193,462
Townsquare Media Inc ‘A’ *	3,002	38,576
Travelport Worldwide Ltd (Bermuda)	10,439	174,331
TRI Pointe Homes Inc *	51,372	792,670
Tuesday Morning Corp *	15,150	243,915
Tumi Holdings Inc *	17,541	429,053
Turtle Beach Corp *	2,572	4,784
UCP Inc ‘A’ *	3,105	27,013
Unifi Inc *	5,169	186,549
Universal Electronics Inc *	5,554	313,468
Universal Technical Institute Inc	7,559	72,566
Vail Resorts Inc	12,663	1,309,607
Vera Bradley Inc *	7,714	125,198
Vince Holding Corp *	3,962	73,495
Vitamin Shoppe Inc *	10,857	447,200
VOXX International Corp *	7,101	65,045
Wayfair Inc ‘A’ *	4,394	141,135
WCI Communities Inc *	4,208	100,782
Weight Watchers International Inc *	9,902	69,215
West Marine Inc *	6,375	59,096
Weyco Group Inc	2,347	70,175
William Lyon Homes ‘A’ *	6,151	158,819
Winmark Corp	849	74,347
Winnebago Industries Inc	9,481	201,566
Wolverine World Wide Inc	35,485	1,186,973
World Wrestling Entertainment Inc ‘A’	10,290	144,163
Zoe’s Kitchen Inc *	2,141	71,274
Zumiez Inc *	7,224	290,766

		88,869,205

Consumer Staples - 3.1%

22nd Century Group Inc *	14,845	12,767
Alico Inc	1,075	55,105
Alliance One International Inc *	30,780	33,858
B&G Foods Inc	18,884	555,756
Boulder Brands Inc *	21,049	200,597
Cal-Maine Foods Inc	10,885	425,168
Calavo Growers Inc	4,989	256,534
Casey’s General Stores Inc	13,490	1,215,449
Central Garden & Pet Co ‘A’ *	15,271	162,178
Coca-Cola Bottling Co Consolidated	1,637	185,079
Craft Brew Alliance Inc *	4,025	54,901
Darling Ingredients Inc *	57,602	807,004
Dean Foods Co	32,953	544,713
Diamond Foods Inc *	7,696	250,659
Diplomat Pharmacy Inc *	5,337	184,553
Elizabeth Arden Inc *	9,131	142,444
Fairway Group Holdings Corp *	6,849	46,368
Farmer Bros Co *	2,718	67,271
Fresh Del Monte Produce Inc (Cayman)	11,747	457,076
Freshpet Inc *	4,184	81,295
HRG Group Inc *	28,864	360,223
Ingles Markets Inc ‘A’	3,962	196,040
Inter Parfums Inc	5,845	190,664
Inventure Foods Inc *	5,608	62,754
J&J Snack Foods Corp	5,228	557,828
John B Sanfilippo & Son Inc	2,880	124,128
Lancaster Colony Corp	6,450	613,846
Landec Corp *	9,476	132,190
Liberator Medical Holdings Inc	11,810	41,335
Lifeway Foods Inc *	1,757	37,582
Limoneira Co	3,912	85,282

	Shares	Value
Medifast Inc *	4,264	$127,792
National Beverage Corp *	4,018	98,079
Natural Grocers by Vitamin Cottage Inc *	3,139	86,668
Nature’s Sunshine Products Inc	3,579	46,956
Nutraceutical International Corp *	3,206	63,158
Oil-Dri Corp of America	1,806	60,772
Omega Protein Corp *	7,228	98,951
Orchids Paper Products Co	2,875	77,510
Post Holdings Inc *	18,399	861,809
PriceSmart Inc	6,517	553,815
Revlon Inc ‘A’ *	4,008	165,130
Roundy’s Inc *	13,880	67,873
Sanderson Farms Inc	8,079	643,492
Seaboard Corp *	99	409,068
Seneca Foods Corp ‘A’ *	2,956	88,118
Smart & Final Stores Inc *	4,434	78,038
Snyder’s-Lance Inc	16,706	533,924
SpartanNash Co	13,087	413,026
SUPERVALU Inc *	70,978	825,474
Synutra International Inc *	6,718	42,995
The Andersons Inc	9,906	409,811
The Boston Beer Co Inc ‘A’ *	2,926	782,412
The Chefs’ Warehouse Inc *	6,333	142,049
The Female Health Co	7,975	22,569
The Fresh Market Inc *	14,981	608,828
Tootsie Roll Industries Inc	6,875	233,208
TreeHouse Foods Inc *	14,736	1,252,855
United Natural Foods Inc *	17,403	1,340,727
Universal Corp	8,187	386,099
USANA Health Sciences Inc *	2,022	224,685
Vector Group Ltd	26,414	580,316
Village Super Market Inc ‘A’	2,398	75,393
WD-40 Co	5,224	462,533
Weis Markets Inc	3,834	190,780

		20,195,560

Energy - 3.4%

Abraxas Petroleum Corp *	32,311	105,011
Adams Resources & Energy Inc	774	52,021
Alon USA Energy Inc	9,205	152,527
Alpha Natural Resources Inc *	78,512	78,504
American Eagle Energy Corp *	10,977	1,976
Amyris Inc *	9,848	23,635
Approach Resources Inc *	13,951	91,937
Arch Coal Inc *	75,101	75,093
Ardmore Shipping Corp	6,517	65,626
Aspen Aerogels Inc *	1,867	13,592
Basic Energy Services Inc *	11,151	77,276
Bill Barrett Corp *	17,644	146,445
Bonanza Creek Energy Inc *	13,840	341,294
Bristow Group Inc	12,447	677,739
C&J Energy Services Ltd * (Bermuda)	16,391	182,432
Callon Petroleum Co *	22,831	170,548
CARBO Ceramics Inc	6,848	208,932
Carrizo Oil & Gas Inc *	17,897	888,586
CHC Group Ltd * (Cayman)	11,918	15,851
Clayton Williams Energy Inc *	2,066	104,602
Clean Energy Fuels Corp *	24,690	131,721
Cloud Peak Energy Inc *	21,762	126,655
Comstock Resources Inc	16,980	60,619
Contango Oil & Gas Co *	6,149	135,278
Delek US Holdings Inc	20,834	828,151
DHT Holdings Inc	32,600	227,548
Diamondback Energy Inc *	15,453	1,187,408
Dorian LPG Ltd *	2,641	34,412
Eclipse Resources Corp *	10,587	59,499
Emerald Oil Inc *	26,752	19,796
Energy XXI Ltd (Bermuda)	33,262	121,074
Era Group Inc *	7,174	149,506
Evolution Petroleum Corp	7,201	42,846

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
EXCO Resources Inc	53,891	$98,621
Exterran Holdings Inc	20,520	688,856
FMSA Holdings Inc *	8,168	59,136
Forum Energy Technologies Inc *	20,769	407,072
Frontline Ltd * (Bermuda)	25,571	57,279
FX Energy Inc *	19,820	24,775
GasLog Ltd (Bermuda)	14,933	289,999
Gastar Exploration Inc *	25,401	66,551
Geospace Technologies Corp *	4,535	74,873
Glori Energy Inc *	4,508	9,602
Goodrich Petroleum Corp *	14,681	52,118
Green Plains Inc	13,290	379,429
Gulf Island Fabrication Inc	5,059	75,177
Gulfmark Offshore Inc ‘A’	8,537	111,322
Halcon Resources Corp *	92,295	142,134
Hallador Energy Co	3,582	41,874
Harvest Natural Resources Inc *	15,269	6,825
Helix Energy Solutions Group Inc *	37,061	554,433
Hercules Offshore Inc *	55,863	23,418
Hornbeck Offshore Services Inc *	12,630	237,570
Independence Contract Drilling Inc *	3,534	24,632
ION Geophysical Corp *	45,659	99,080
Isramco Inc *	324	40,759
Jones Energy Inc ‘A’ *	4,659	41,838
Key Energy Services Inc *	45,926	83,585
Magnum Hunter Resources Corp *	70,508	188,256
Matador Resources Co *	25,549	560,034
Matrix Service Co *	9,434	165,661
McDermott International Inc * (Panama)	82,322	316,116
Midstates Petroleum Co Inc *	13,533	11,503
Miller Energy Resources Inc *	10,881	6,802
Mitcham Industries Inc *	4,741	21,809
Natural Gas Services Group Inc *	4,362	83,838
Navios Maritime Acquisition Corp	27,690	98,023
Newpark Resources Inc *	29,529	269,009
Nordic American Offshore Ltd *	6,525	59,769
Nordic American Tankers Ltd (Bermuda)	31,023	369,484
North Atlantic Drilling Ltd (Bermuda)	25,956	30,109
Northern Oil & Gas Inc *	21,734	167,569
Nuverra Environmental Solutions Inc *	5,478	19,502
Pacific Ethanol Inc *	8,466	91,348
Panhandle Oil & Gas Inc ‘A’	4,845	95,883
Parker Drilling Co *	42,831	149,480
Parsley Energy Inc ‘A’ *	18,852	301,255
PDC Energy Inc *	13,921	752,291
Penn Virginia Corp *	23,246	150,634
PetroQuest Energy Inc *	20,313	46,720
PHI Inc *	4,430	133,254
Pioneer Energy Services Corp *	22,134	119,966
Profire Energy Inc *	5,337	7,205
Renewable Energy Group Inc *	12,292	113,332
Resolute Energy Corp *	28,191	15,883
REX American Resources Corp *	2,203	133,964
Rex Energy Corp *	16,898	62,861
RigNet Inc *	4,202	120,135
Ring Energy Inc *	7,001	74,351
Rosetta Resources Inc *	25,672	436,937
RSP Permian Inc *	8,673	218,473
Sanchez Energy Corp *	18,089	235,338
Scorpio Tankers Inc	57,445	541,132
SEACOR Holdings Inc *	6,481	451,531
SemGroup Corp ‘A’	14,884	1,210,665
Ship Finance International Ltd (Bermuda)	20,555	304,214
Solazyme Inc *	24,896	71,203
Stone Energy Corp *	19,577	287,390
Swift Energy Co *	15,992	34,543
Synergy Resources Corp *	28,505	337,784
Teekay Tankers Ltd ‘A’	28,086	161,214
Tesco Corp (Canada)	12,248	139,260
TETRA Technologies Inc *	28,094	173,621

	Shares	Value
TransAtlantic Petroleum Ltd * (Bermuda)	8,202	$43,799
Triangle Petroleum Corp *	23,110	116,243
US Silica Holdings Inc	18,918	673,670
VAALCO Energy Inc *	16,464	40,337
Vantage Drilling Co * (Cayman)	75,409	24,696
Vertex Energy Inc *	4,483	16,587
W&T Offshore Inc	12,363	63,175
Warren Resources Inc *	26,892	23,934
Western Refining Inc	17,335	856,176
Westmoreland Coal Co *	5,279	141,266
Willbros Group Inc *	14,019	46,403

		21,674,735

Financials - 23.3%

1st Source Corp	5,277	169,550
Acadia Realty Trust REIT	23,875	832,760
AG Mortgage Investment Trust Inc REIT	10,120	190,661
Agree Realty Corp REIT	5,843	192,644
Alexander & Baldwin Inc	17,128	739,587
Alexander’s Inc REIT	745	340,152
Altisource Asset Management Corp *	502	92,935
Altisource Portfolio Solutions SA * (Luxembourg)	4,740	61,004
Altisource Residential Corp REIT	20,106	419,411
Ambac Financial Group Inc *	15,726	380,569
American Assets Trust Inc REIT	12,543	542,861
American Capital Mortgage Investment Corp REIT	18,081	324,735
American Equity Investment Life Holding Co	26,040	758,545
American National Bankshares Inc	2,906	65,617
American Residential Properties Inc REIT *	11,487	206,651
Ameris Bancorp	10,372	273,717
AMERISAFE Inc	6,502	300,718
Ames National Corp	3,041	75,569
AmTrust Financial Services Inc	10,513	599,083
Anchor BanCorp Wisconsin Inc *	2,077	72,134
Anworth Mortgage Asset Corp REIT	36,819	187,409
Apollo Commercial Real Estate Finance Inc REIT	19,656	337,690
Apollo Residential Mortgage Inc REIT	11,255	179,517
Ares Commercial Real Estate Corp REIT	10,430	115,252
Argo Group International Holdings Ltd (Bermuda)	10,099	506,465
Arlington Asset Investment Corp ‘A’	7,704	185,358
Armada Hoffler Properties Inc REIT	8,695	92,689
ARMOUR Residential REIT Inc	124,589	394,947
Arrow Financial Corp	3,721	101,025
Ashford Hospitality Prime Inc REIT	8,921	149,605
Ashford Hospitality Trust Inc REIT	27,868	268,090
Ashford Inc *	291	34,559
Associated Estates Realty Corp REIT	20,460	504,953
Astoria Financial Corp	30,466	394,535
Atlas Financial Holdings Inc * (Cayman)	4,242	74,956
AV Homes Inc *	4,141	66,090
Aviv REIT Inc	6,969	254,369
Baldwin & Lyons Inc ‘B’	3,347	78,521
Banc of California Inc	11,334	139,522
BancFirst Corp	2,509	152,999
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	10,555	346,098
BancorpSouth Inc	33,607	780,355
Bank Mutual Corp	16,405	120,085
Bank of Marin Bancorp	2,068	105,261
Bank of the Ozarks Inc	29,885	1,103,653
BankFinancial Corp	6,426	84,438
Banner Corp	6,934	318,271
BBCN Bancorp Inc	27,284	394,799
BBX Capital Corp ‘A’ *	2,929	54,479
Beneficial Bancorp Inc *	11,295	127,521
Berkshire Hills Bancorp Inc	8,894	246,364

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
BGC Partners Inc ‘A’	61,186	$578,208
Blue Hills Bancorp Inc *	10,098	133,496
BNC Bancorp	7,023	127,116
BofI Holding Inc *	5,300	493,112
Boston Private Financial Holdings Inc	27,929	339,337
Bridge Bancorp Inc	4,210	108,744
Bridge Capital Holdings *	3,526	92,064
Brookline Bancorp Inc	25,036	251,612
Bryn Mawr Bank Corp	5,344	162,511
C1 Financial Inc *	1,037	19,444
Calamos Asset Management Inc ‘A’	6,095	81,978
Camden National Corp	2,599	103,544
Campus Crest Communities Inc REIT	23,037	164,945
Capital Bank Financial Corp ‘A’ *	7,824	216,021
Capital City Bank Group Inc	3,916	63,635
Capitol Federal Financial Inc	49,838	622,975
Capstead Mortgage Corp REIT	33,875	398,709
Cardinal Financial Corp	11,374	227,253
CareTrust REIT Inc	9,503	128,861
Cascade Bancorp *	11,365	54,552
Cash America International Inc	9,737	226,872
CatchMark Timber Trust Inc ‘A’ REIT	7,078	82,954
Cathay General Bancorp	28,010	796,884
Cedar Realty Trust Inc REIT	28,798	215,697
Centerstate Banks Inc	12,611	150,197
Central Pacific Financial Corp	6,015	138,165
Century Bancorp Inc ‘A’	1,259	49,982
Chambers Street Properties REIT	83,152	655,238
Charter Financial Corp	5,109	58,754
Chatham Lodging Trust REIT	13,208	388,447
Chemical Financial Corp	11,372	356,626
Chesapeake Lodging Trust REIT	19,340	654,272
CIFC Corp	1,979	15,139
Citizens & Northern Corp	4,279	86,350
Citizens Inc *	16,065	98,960
City Holding Co	5,585	262,663
Clifton Bancorp Inc	9,547	134,708
CNB Financial Corp	5,069	86,274
CNO Financial Group Inc	71,695	1,234,588
CoBiz Financial Inc	12,727	156,797
Cohen & Steers Inc	6,750	276,413
Colony Financial Inc REIT	37,627	975,292
Columbia Banking System Inc	20,002	579,458
Community Bank System Inc	14,318	506,714
Community Trust Bancorp Inc	5,538	183,640
CommunityOne Bancorp *	4,160	40,934
ConnectOne Bancorp Inc	7,844	152,644
Consolidated-Tomoka Land Co	1,485	88,595
Consumer Portfolio Services Inc *	7,644	53,432
CorEnergy Infrastructure Trust Inc REIT	16,194	112,224
CoreSite Realty Corp REIT	7,424	361,400
Cousins Properties Inc REIT	76,964	815,818
Cowen Group Inc ‘A’ *	40,516	210,683
Crawford & Co ‘B’	9,474	81,855
Credit Acceptance Corp *	2,245	437,775
CU Bancorp *	3,654	83,129
CubeSmart REIT	57,021	1,377,057
Customers Bancorp Inc *	8,998	219,191
CVB Financial Corp	37,263	593,972
CyrusOne Inc REIT	11,583	360,463
CYS Investments Inc REIT	57,782	514,838
DCT Industrial Trust Inc REIT	28,910	1,002,021
Diamond Hill Investment Group Inc	997	159,520
DiamondRock Hospitality Co REIT	68,581	969,050
Dime Community Bancshares Inc	11,568	186,245
Donegal Group Inc ‘A’	2,584	40,620
DuPont Fabros Technology Inc REIT	22,415	732,522
Dynex Capital Inc REIT	19,265	163,175
Eagle Bancorp Inc *	10,084	387,226
Easterly Government Properties Inc REIT *	4,317	69,288

	Shares	Value
EastGroup Properties Inc REIT	10,980	$660,337
Education Realty Trust Inc REIT	14,720	520,794
eHealth Inc *	6,289	58,991
EMC Insurance Group Inc	1,781	60,198
Empire State Realty Trust Inc ‘A’ REIT	32,468	610,723
Employers Holdings Inc	10,964	295,918
Encore Capital Group Inc *	8,990	373,894
Enova International Inc *	9,133	179,829
Enstar Group Ltd * (Bermuda)	3,027	429,410
Enterprise Bancorp Inc	2,565	54,506
Enterprise Financial Services Corp	6,895	142,451
EPR Properties REIT	20,082	1,205,522
Equity One Inc REIT	22,731	606,690
Essent Group Ltd * (Bermuda)	15,658	374,383
EverBank Financial Corp	32,128	579,268
Evercore Partners Inc ‘A’	11,594	598,946
Excel Trust Inc REIT	21,625	303,182
Ezcorp Inc ‘A’ *	18,301	167,088
FBL Financial Group Inc ‘A’	3,396	210,586
FBR & Co *	2,540	58,699
FCB Financial Holdings Inc ‘A’ *	2,863	78,360
Federal Agricultural Mortgage Corp ‘C’	3,666	103,345
Federated National Holding Co	4,800	146,880
FelCor Lodging Trust Inc REIT	43,348	498,069
Fidelity & Guaranty Life	3,984	84,461
Fidelity Southern Corp	5,752	97,094
Fifth Street Asset Management Inc	1,983	22,348
Financial Engines Inc	18,081	756,328
Financial Institutions Inc	4,971	113,985
First American Financial Corp	37,403	1,334,539
First Bancorp Inc	3,505	61,162
First Bancorp NC	6,383	112,085
First BanCorp PR *	35,995	223,169
First Busey Corp	25,414	170,020
First Business Financial Services Inc	1,429	61,790
First Cash Financial Services Inc *	10,191	474,085
First Citizens BancShares Inc ‘A’	3,356	871,520
First Commonwealth Financial Corp	32,012	288,108
First Community Bancshares Inc	5,700	99,921
First Connecticut Bancorp Inc	5,584	85,826
First Defiance Financial Corp	3,463	113,656
First Financial Bancorp	20,429	363,840
First Financial Bankshares Inc	22,361	618,058
First Financial Corp	4,146	148,800
First Financial Northwest Inc	4,430	54,711
First Industrial Realty Trust Inc REIT	38,713	829,620
First Interstate BancSystem Inc ‘A’	6,376	177,380
First Merchants Corp	12,796	301,218
First Midwest Bancorp Inc	26,297	456,779
First NBC Bank Holding Co *	5,301	174,827
First Potomac Realty Trust REIT	20,784	247,122
FirstMerit Corp	57,844	1,102,507
Flagstar Bancorp Inc *	6,697	97,173
Flushing Financial Corp	10,719	215,130
FNB Corp	60,831	799,319
Forestar Group Inc *	12,446	196,273
Fox Chase Bancorp Inc	4,151	69,861
Franklin Street Properties Corp REIT	31,832	408,086
FRP Holdings Inc *	2,320	84,448
FXCM Inc ‘A’	16,257	34,627
Gain Capital Holdings Inc	8,024	78,394
GAMCO Investors Inc ‘A’	2,270	178,218
German American Bancorp Inc	4,785	140,823
Getty Realty Corp REIT	9,082	165,292
Glacier Bancorp Inc	26,194	658,779
Gladstone Commercial Corp REIT	6,195	115,289
Global Indemnity PLC * (Ireland)	2,792	77,478
Government Properties Income Trust REIT	24,120	551,142
Gramercy Property Trust Inc REIT	16,363	459,302
Great Ajax Corp REIT *	823	11,958

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Great Southern Bancorp Inc	3,606	$142,040
Great Western Bancorp Inc	6,288	138,399
Green Bancorp Inc *	1,508	16,859
Green Dot Corp ‘A’ *	11,108	176,839
Greenhill & Co Inc	9,954	394,676
Greenlight Capital Re Ltd ‘A’ * (Cayman)	9,976	317,237
Guaranty Bancorp	5,347	90,685
Hallmark Financial Services Inc *	5,216	55,290
Hampton Roads Bankshares Inc *	12,879	24,341
Hancock Holding Co	28,754	858,594
Hanmi Financial Corp	11,247	237,874
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	9,009	164,685
Hatteras Financial Corp REIT	33,720	612,355
HCI Group Inc	3,017	138,390
Healthcare Realty Trust Inc REIT	33,713	936,547
Heartland Financial USA Inc	5,594	182,532
Heritage Commerce Corp	7,675	70,073
Heritage Financial Corp	10,750	182,750
Heritage Insurance Holdings Inc *	2,464	54,233
Heritage Oaks Bancorp	7,860	65,317
Hersha Hospitality Trust REIT	70,394	455,449
HFF Inc ‘A’	11,514	432,236
Highwoods Properties Inc REIT	31,611	1,447,152
Hilltop Holdings Inc *	26,205	509,425
Home BancShares Inc	19,057	645,842
Home Loan Servicing Solutions Ltd (Cayman)	24,845	410,936
HomeStreet Inc *	7,408	135,715
HomeTrust Bancshares Inc *	7,598	121,340
Horace Mann Educators Corp	14,306	489,265
Horizon Bancorp	3,194	74,708
Hudson Pacific Properties Inc REIT	22,779	756,035
Hudson Valley Holding Corp	5,212	133,219
IBERIABANK Corp	10,977	691,880
Independence Holding Co	2,835	38,528
Independent Bank Corp MA	8,969	393,470
Independent Bank Corp MI	7,371	94,570
Independent Bank Group Inc	3,197	124,395
Infinity Property & Casualty Corp	4,064	333,451
InfraREIT Inc	7,818	223,517
Inland Real Estate Corp REIT	31,234	333,891
International Bancshares Corp	19,073	496,470
INTL FCStone Inc *	5,328	158,401
Invesco Mortgage Capital Inc REIT	43,131	669,824
Investment Technology Group Inc *	11,968	362,750
Investors Bancorp Inc	125,377	1,469,418
Investors Real Estate Trust REIT	39,805	298,538
iStar Financial Inc REIT *	29,983	389,779
James River Group Holdings Ltd (Bermuda)	3,851	90,614
Janus Capital Group Inc	52,449	901,598
Kansas City Life Insurance Co	1,359	62,419
KCG Holdings Inc ‘A’ *	16,056	196,847
Kearny Financial Corp *	5,055	68,647
Kemper Corp	15,313	596,594
Kennedy-Wilson Holdings Inc	25,312	661,656
Kite Realty Group Trust REIT	11,715	330,012
Ladder Capital Corp ‘A’ REIT *	5,361	99,232
Ladenburg Thalmann Financial Services Inc *	34,602	133,564
Lakeland Bancorp Inc	13,350	153,525
Lakeland Financial Corp	5,875	238,408
LaSalle Hotel Properties REIT	39,175	1,522,340
LegacyTexas Financial Group Inc	14,497	329,517
LendingTree Inc *	2,201	123,278
Lexington Realty Trust REIT	72,528	712,950
LTC Properties Inc REIT	12,253	563,638
Macatawa Bank Corp	9,588	51,296
Mack-Cali Realty Corp REIT	30,911	595,964
Maiden Holdings Ltd (Bermuda)	17,382	257,775
MainSource Financial Group Inc	6,784	133,238

	Shares	Value
Manning & Napier Inc	4,953	$64,439
Marcus & Millichap Inc *	2,787	104,457
MarketAxess Holdings Inc	13,235	1,097,181
Marlin Business Services Corp	3,008	60,250
MB Financial Inc	23,213	726,799
Meadowbrook Insurance Group Inc	17,524	148,954
Medical Properties Trust Inc REIT	72,448	1,067,884
Medley Management Inc ‘A’	1,886	20,727
Mercantile Bank Corp	5,832	114,016
Merchants Bancshares Inc	1,901	55,452
Meridian Bancorp Inc *	7,037	92,677
Meta Financial Group Inc	2,190	87,009
Metro Bancorp Inc	4,844	133,549
MGIC Investment Corp *	118,514	1,141,290
MidSouth Bancorp Inc	3,048	44,958
MidWestOne Financial Group Inc	2,494	71,902
Moelis & Co ‘A’	2,558	77,047
Monmouth Real Estate Investment Corp REIT	19,905	221,145
Montpelier Re Holdings Ltd (Bermuda)	12,863	494,454
National Bank Holdings Corp ‘A’	11,971	225,175
National Bankshares Inc	2,436	72,690
National General Holdings Corp	12,368	231,282
National Health Investors Inc REIT	13,166	934,918
National Interstate Corp	2,568	72,109
National Penn Bancshares Inc	43,233	465,619
National Western Life Insurance Co ‘A’	785	199,626
NBT Bancorp Inc	15,184	380,511
Nelnet Inc ‘A’	7,306	345,720
New Residential Investment Corp REIT	49,564	744,947
New York Mortgage Trust Inc REIT	36,845	285,917
New York REIT Inc	57,080	598,198
NewBridge Bancorp	11,778	105,060
NewStar Financial Inc *	9,353	109,711
Nicholas Financial Inc * (Canada)	2,126	29,785
NMI Holdings Inc ‘A’ *	17,739	132,865
Northfield Bancorp Inc	16,335	242,085
Northrim BanCorp Inc	2,476	60,761
Northwest Bancshares Inc	33,067	391,844
OceanFirst Financial Corp	4,633	80,012
OFG Bancorp	16,109	262,899
Old Line Bancshares Inc	2,985	47,163
Old National Bancorp	41,415	587,679
OM Asset Management PLC (United Kingdom)	8,479	158,049
On Deck Capital Inc *	3,928	83,627
One Liberty Properties Inc REIT	4,241	103,565
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	8,080	122,897
Oppenheimer Holdings Inc ‘A’	3,478	81,594
Opus Bank	1,832	56,572
Oritani Financial Corp	16,095	234,182
Owens Realty Mortgage Inc REIT	3,852	57,703
Pacific Continental Corp	6,276	82,969
Pacific Premier Bancorp Inc *	6,945	112,440
Palmetto Bancshares Inc	1,519	28,861
Park National Corp	4,461	381,683
Park Sterling Corp	15,658	111,172
Parkway Properties Inc REIT	27,369	474,852
Patriot National Inc *	2,764	35,103
Peapack Gladstone Financial Corp	4,932	106,531
Pebblebrook Hotel Trust REIT	25,088	1,168,348
Penns Woods Bancorp Inc	1,657	81,044
Pennsylvania REIT	24,086	559,518
PennyMac Financial Services Inc ‘A’ *	6,320	107,250
PennyMac Mortgage Investment Trust REIT	26,181	557,393
Peoples Bancorp Inc	5,054	119,477
Peoples Financial Services Corp	2,627	117,873
PHH Corp *	17,867	431,845
Physicians Realty Trust REIT	24,156	425,387

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
PICO Holdings Inc *	7,964	$129,096
Pinnacle Financial Partners Inc	12,482	554,950
Piper Jaffray Cos *	5,710	299,547
Potlatch Corp REIT	14,331	573,813
PRA Group Inc *	17,562	953,968
Preferred Bank	4,037	110,896
Primerica Inc	19,200	977,280
PrivateBancorp Inc	25,096	882,626
Prosperity Bancshares Inc	24,397	1,280,355
Provident Financial Services Inc	20,961	390,923
PS Business Parks Inc REIT	6,877	571,066
Pzena Investment Management Inc ‘A’	4,226	38,752
QTS Realty Trust Inc ‘A’ REIT	4,914	178,919
Radian Group Inc	67,063	1,125,988
RAIT Financial Trust REIT	29,027	199,125
Ramco-Gershenson Properties Trust REIT	26,933	500,954
RCS Capital Corp ‘A’	3,458	36,793
RE/MAX Holdings Inc ‘A’	3,825	127,028
Redwood Trust Inc REIT	29,293	523,466
Regional Management Corp *	4,013	59,232
Renasant Corp	10,935	328,597
Republic Bancorp Inc ‘A’	3,419	84,552
Republic First Bancorp Inc *	11,414	41,433
Resource America Inc ‘A’	4,966	45,191
Resource Capital Corp REIT	46,135	209,453
Retail Opportunity Investments Corp REIT	31,601	578,298
Rexford Industrial Realty Inc REIT	19,400	306,714
RLI Corp	15,079	790,290
RLJ Lodging Trust REIT	46,049	1,441,794
Rouse Properties Inc REIT	13,178	249,855
Ryman Hospitality Properties Inc REIT	15,258	929,365
S&T Bancorp Inc	11,175	317,146
Sabra Health Care REIT Inc	20,540	680,901
Safeguard Scientifics Inc *	7,311	132,183
Safety Insurance Group Inc	4,569	272,998
Sandy Spring Bancorp Inc	8,886	233,080
Saul Centers Inc REIT	3,459	197,855
Seacoast Banking Corp of Florida *	7,011	100,047
Select Income REIT	13,066	326,519
Selective Insurance Group Inc	19,588	569,031
ServisFirst Bancshares Inc	642	21,180
Sierra Bancorp	4,473	74,699
Silver Bay Realty Trust Corp REIT	12,541	202,663
Silvercrest Asset Management Group Inc ‘A’	2,150	30,638
Simmons First National Corp ‘A’	7,771	353,347
South State Corp	8,455	578,237
Southside Bancshares Inc	8,485	243,435
Southwest Bancorp Inc	7,010	124,708
Sovran Self Storage Inc REIT	12,396	1,164,480
Springleaf Holdings Inc *	8,601	445,274
Square 1 Financial Inc ‘A’ *	2,413	64,596
STAG Industrial Inc REIT	19,779	465,202
Starwood Waypoint Residential Trust REIT	13,635	352,465
State Auto Financial Corp	5,287	128,421
State Bank Financial Corp	11,897	249,837
State National Cos Inc	8,556	85,132
Sterling Bancorp	31,949	428,436
Stewart Information Services Corp	7,643	310,612
Stifel Financial Corp *	22,928	1,278,236
Stock Yards Bancorp Inc	5,159	177,624
Stonegate Bank	3,569	107,748
Stonegate Mortgage Corp *	5,290	57,238
STORE Capital Corp REIT	11,044	257,877
Strategic Hotels & Resorts Inc REIT *	94,080	1,169,414
Suffolk Bancorp	4,059	96,442
Summit Hotel Properties Inc REIT	30,268	425,871
Sun Bancorp Inc *	2,844	53,780
Sun Communities Inc REIT	16,869	1,125,500
Sunstone Hotel Investors Inc REIT	72,047	1,201,023
Susquehanna Bancshares Inc	65,631	899,801

	Shares	Value
Symetra Financial Corp	26,304	$617,092
Talmer Bancorp Inc ‘A’	6,279	96,163
Tejon Ranch Co *	4,872	128,864
Terreno Realty Corp REIT	14,494	330,463
Territorial Bancorp Inc	3,061	72,729
Texas Capital Bancshares Inc *	16,008	778,789
The Bancorp Inc *	11,739	106,003
The Bank of Kentucky Financial Corp	2,185	107,174
The First of Long Island Corp	4,261	108,656
The Geo Group Inc REIT	25,453	1,113,314
The JG Wentworth Co ‘A’ *	4,330	44,989
The Navigators Group Inc *	3,706	288,475
The Phoenix Cos Inc *	1,970	98,480
The St Joe Co *	14,399	267,245
Third Point Reinsurance Ltd * (Bermuda)	19,869	281,146
Tiptree Financial Inc ‘A’ *	2,545	16,873
Tompkins Financial Corp	5,288	284,759
TowneBank	15,297	245,976
Trade Street Residential Inc REIT	6,425	46,003
TriCo Bancshares	7,643	184,426
TriState Capital Holdings Inc *	7,990	83,655
Triumph Bancorp Inc *	2,275	31,077
TrustCo Bank Corp NY	33,747	232,179
Trustmark Corp	23,660	574,465
UMB Financial Corp	13,182	697,196
UMH Properties Inc REIT	7,016	70,651
Umpqua Holdings Corp	58,231	1,000,409
Union Bankshares Corp	15,927	353,739
United Bankshares Inc	24,173	908,421
United Community Banks Inc	17,138	323,565
United Community Financial Corp	17,535	95,741
United Financial Bancorp Inc	16,987	211,148
United Fire Group Inc	7,298	231,857
United Insurance Holdings Corp	5,825	131,063
Universal Health Realty Income Trust REIT	4,266	239,963
Universal Insurance Holdings Inc	10,879	278,394
Univest Corp of Pennsylvania	5,855	115,870
Urstadt Biddle Properties Inc ‘A’ REIT	8,855	204,196
Valley National Bancorp	79,463	750,131
Virtus Investment Partners Inc	2,480	324,310
Walker & Dunlop Inc *	6,016	106,664
Walter Investment Management Corp *	13,230	213,665
Washington Federal Inc	35,377	771,395
Washington REIT	23,491	649,056
Washington Trust Bancorp Inc	5,171	197,480
Waterstone Financial Inc	12,012	154,234
Webster Financial Corp	31,632	1,171,966
WesBanco Inc	11,416	371,919
West Bancorp Inc	5,781	114,984
Westamerica Bancorp	9,241	399,304
Western Alliance Bancorp *	26,425	783,237
Western Asset Mortgage Capital Corp REIT	15,145	228,387
Westwood Holdings Group Inc	2,591	156,237
Whitestone REIT	7,738	122,879
Wilshire Bancorp Inc	25,085	250,097
Wintrust Financial Corp	16,295	776,946
WisdomTree Investments Inc	37,889	813,098
World Acceptance Corp *	2,810	204,905
WSFS Financial Corp	3,159	238,915
Yadkin Financial Corp *	7,116	144,455

		150,669,476

Health Care - 15.5%

AAC Holdings Inc *	1,918	58,652
Abaxis Inc	7,880	505,187
ABIOMED Inc *	14,025	1,003,909
Acadia Healthcare Co Inc *	15,011	1,074,788
ACADIA Pharmaceuticals Inc *	27,610	899,810
Accelerate Diagnostics Inc *	7,913	178,042
Acceleron Pharma Inc *	5,810	221,129

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Accuray Inc *	27,187	$252,839
AcelRx Pharmaceuticals Inc *	8,475	32,714
Aceto Corp	10,191	224,202
Achaogen Inc *	2,534	24,732
Achillion Pharmaceuticals Inc *	40,075	395,139
Acorda Therapeutics Inc *	14,670	488,218
Actinium Pharmaceuticals Inc *	7,753	19,150
Adamas Pharmaceuticals Inc *	1,021	17,857
Addus HomeCare Corp *	2,306	53,084
Adeptus Health Inc ‘A’ *	2,001	100,490
Aegerion Pharmaceuticals Inc *	10,300	269,551
Aerie Pharmaceuticals Inc *	3,630	113,764
Affymetrix Inc *	25,852	324,701
Agenus Inc *	21,823	111,952
Agios Pharmaceuticals Inc *	5,161	486,682
Air Methods Corp *	13,692	637,910
Akebia Therapeutics Inc *	2,853	31,697
Akorn Inc *	21,869	1,038,996
Albany Molecular Research Inc *	8,214	144,566
Alder Biopharmaceuticals Inc *	3,437	99,192
Alimera Sciences Inc *	9,476	47,475
Alliance HealthCare Services Inc *	1,858	41,210
Almost Family Inc *	2,894	129,391
AMAG Pharmaceuticals Inc *	7,678	419,679
Amedisys Inc *	9,685	259,364
AMN Healthcare Services Inc *	16,111	371,681
Amphastar Pharmaceuticals Inc *	3,225	48,246
Ampio Pharmaceuticals Inc *	13,991	105,352
Amsurg Corp *	14,823	911,911
Anacor Pharmaceuticals Inc *	11,526	666,779
Analogic Corp	4,299	390,779
AngioDynamics Inc *	8,687	154,542
ANI Pharmaceuticals Inc *	2,405	150,433
Anika Therapeutics Inc *	5,114	210,543
Antares Pharma Inc *	40,702	110,302
Applied Genetic Technologies Corp *	2,116	42,299
Aratana Therapeutics Inc *	9,931	158,995
Ardelyx Inc *	1,660	21,729
Arena Pharmaceuticals Inc *	84,183	367,880
ARIAD Pharmaceuticals Inc *	57,773	476,050
Array BioPharma Inc *	48,654	358,580
Arrowhead Research Corp *	18,867	127,635
Atara Biotherapeutics Inc *	2,368	98,438
AtriCure Inc *	9,576	196,212
Atrion Corp	535	184,848
Auspex Pharmaceuticals Inc *	3,608	361,774
Avalanche Biotechnologies Inc *	2,613	105,879
Bellicum Pharmaceuticals Inc *	2,845	65,919
Bio-Path Holdings Inc *	26,789	48,220
Bio-Reference Laboratories Inc *	8,569	301,972
BioCryst Pharmaceuticals Inc *	24,875	224,621
BioDelivery Sciences International Inc *	14,821	155,621
BioScrip Inc *	24,089	106,714
BioSpecifics Technologies Corp *	1,330	52,070
BioTelemetry Inc *	9,007	79,712
BioTime Inc *	18,700	92,939
Bluebird Bio Inc *	8,646	1,044,177
Calithera Biosciences Inc *	2,659	43,661
Cambrex Corp *	10,757	426,300
Cantel Medical Corp	11,880	564,300
Capital Senior Living Corp *	10,323	267,779
Cara Therapeutics Inc *	2,002	20,120
Cardiovascular Systems Inc *	9,669	377,478
Castlight Health Inc ‘B’ *	4,812	37,341
Catalent Inc *	17,202	535,842
Celldex Therapeutics Inc *	34,246	954,436
Cellular Dynamics International Inc *	3,565	58,573
Cempra Inc *	10,436	358,059
Cepheid *	24,499	1,393,993
Cerus Corp *	32,711	136,405

	Shares	Value
Chemed Corp	6,160	$735,504
ChemoCentryx Inc *	9,109	68,773
Chimerix Inc *	10,593	399,250
Civitas Solutions Inc *	4,073	85,289
Clovis Oncology Inc *	8,664	643,129
Coherus Biosciences Inc *	2,286	69,906
Computer Programs & Systems Inc	3,947	214,164
CONMED Corp	9,448	477,030
Connecture Inc *	1,982	20,514
Corcept Therapeutics Inc *	19,355	108,388
CorVel Corp *	3,910	134,543
Cross Country Healthcare Inc *	10,853	128,717
CryoLife Inc	9,836	101,999
CTI BioPharma Corp *	52,931	95,805
Cyberonics Inc *	9,447	613,299
Cynosure Inc ‘A’ *	7,915	242,753
Cytokinetics Inc *	11,664	79,082
Cytori Therapeutics Inc *	30,178	35,610
CytRx Corp *	20,417	68,805
Depomed Inc *	20,332	455,640
Derma Sciences Inc *	8,324	70,504
Dermira Inc *	2,740	42,059
DexCom Inc *	26,252	1,636,550
Dicerna Pharmaceuticals Inc *	1,367	32,849
Dyax Corp *	47,820	801,224
Dynavax Technologies Corp *	9,942	222,999
Egalet Corp *	1,370	17,714
Eleven Biotherapeutics Inc *	1,600	14,272
Emergent Biosolutions Inc *	10,238	294,445
Enanta Pharmaceuticals Inc *	3,632	111,212
Endocyte Inc *	12,960	81,130
Endologix Inc *	22,215	379,210
Entellus Medical Inc *	1,707	37,383
Enzo Biochem Inc *	12,515	36,919
Epizyme Inc *	5,361	100,680
Esperion Therapeutics Inc *	2,335	216,221
Exact Sciences Corp *	31,154	686,011
Exactech Inc *	3,577	91,679
ExamWorks Group Inc *	12,190	507,348
Exelixis Inc *	68,558	176,194
FibroGen Inc *	3,198	100,353
Five Prime Therapeutics Inc *	7,104	162,326
Five Star Quality Care Inc *	14,503	64,393
Flex Pharma Inc *	1,714	33,594
Flexion Therapeutics Inc *	2,105	47,405
Fluidigm Corp *	9,748	410,391
Foundation Medicine Inc *	4,930	237,182
Galectin Therapeutics Inc *	6,524	21,855
Galena Biopharma Inc *	50,161	69,724
Genesis Healthcare Inc *	7,737	55,087
GenMark Diagnostics Inc *	14,726	191,143
Genocea Biosciences Inc *	1,960	23,246
Genomic Health Inc *	5,902	180,306
Geron Corp *	55,774	210,268
Globus Medical Inc ‘A’ *	23,185	585,189
Greatbatch Inc *	8,736	505,378
Haemonetics Corp *	18,273	820,823
Halozyme Therapeutics Inc *	36,019	514,351
Hanger Inc *	12,352	280,267
HealthEquity Inc *	3,739	93,438
HealthSouth Corp	30,858	1,368,861
HealthStream Inc *	7,537	189,932
Healthways Inc *	11,114	218,946
HeartWare International Inc *	5,957	522,846
Heron Therapeutics Inc *	7,983	116,153
HMS Holdings Corp *	30,939	478,008
Horizon Pharma PLC * (Ireland)	22,774	591,441
Hyperion Therapeutics Inc *	4,752	218,117
ICU Medical Inc *	4,702	437,944
Idera Pharmaceuticals Inc *	29,562	109,675

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
IGI Laboratories Inc *	11,042	$90,103
Immune Design Corp *	2,105	44,437
ImmunoGen Inc *	29,896	267,569
Immunomedics Inc *	29,303	112,230
Impax Laboratories Inc *	24,572	1,151,690
Imprivata Inc *	2,039	28,546
INC Research Holdings Inc ‘A’ *	3,156	103,296
Infinity Pharmaceuticals Inc *	17,203	240,498
Inogen Inc *	1,863	59,597
Inovio Pharmaceuticals Inc *	21,405	174,665
Insmed Inc *	17,333	360,526
Insulet Corp *	19,516	650,859
Insys Therapeutics Inc *	3,530	205,199
Integra LifeSciences Holdings Corp *	8,718	537,465
Intersect ENT Inc *	2,058	53,158
Intra-Cellular Therapies Inc *	6,848	163,530
Intrexon Corp *	13,232	600,336
Invacare Corp	11,281	218,964
Invitae Corp *	2,423	40,609
IPC Healthcare Inc *	5,994	279,560
Ironwood Pharmaceuticals Inc *	42,024	672,384
Isis Pharmaceuticals Inc *	41,201	2,623,268
K2M Group Holdings Inc *	3,245	71,552
Karyopharm Therapeutics Inc *	5,165	158,101
Keryx Biopharmaceuticals Inc *	35,426	450,973
Kindred Biosciences Inc *	3,749	26,768
Kindred Healthcare Inc	27,428	652,512
Kite Pharma Inc *	3,277	189,017
KYTHERA Biopharmaceuticals Inc *	6,846	343,327
Landauer Inc	3,351	117,754
Lannett Co Inc *	9,037	611,895
LDR Holding Corp *	5,859	214,674
Lexicon Pharmaceuticals Inc *	84,979	80,246
LHC Group Inc *	4,339	143,317
Ligand Pharmaceuticals Inc *	6,936	534,835
Loxo Oncology Inc *	1,189	14,803
Luminex Corp *	13,349	213,584
MacroGenics Inc *	7,051	221,190
Magellan Health Inc *	9,639	682,634
MannKind Corp *	79,686	414,367
Masimo Corp *	15,779	520,391
MedAssets Inc *	21,219	399,342
Medidata Solutions Inc *	18,935	928,572
Merge Healthcare Inc *	24,538	109,685
Meridian Bioscience Inc	14,793	282,250
Merit Medical Systems Inc *	15,287	294,275
Merrimack Pharmaceuticals Inc *	34,337	407,924
MiMedx Group Inc *	32,989	343,086
Mirati Therapeutics Inc *	2,902	85,087
Molina Healthcare Inc *	10,567	711,053
Momenta Pharmaceuticals Inc *	17,640	268,128
NanoString Technologies Inc *	3,611	36,796
NanoViricides Inc *	14,472	32,562
National HealthCare Corp	3,643	232,096
National Research Corp ‘A’	3,503	50,443
National Research Corp ‘B’	358	11,456
Natus Medical Inc *	11,264	444,590
Navidea Biopharmaceuticals Inc *	53,476	85,027
Nektar Therapeutics *	44,668	491,348
Neogen Corp *	12,911	603,331
NeoStem Inc *	8,495	21,577
Neuralstem Inc *	25,174	47,831
Neurocrine Biosciences Inc *	29,551	1,173,470
Nevro Corp *	2,800	134,204
NewLink Genetics Corp *	6,914	378,265
Northwest Biotherapeutics Inc *	14,789	108,995
Novavax Inc *	83,653	691,810
NuVasive Inc *	16,431	755,662
NxStage Medical Inc *	21,477	371,552
Ocular Therapeutix Inc *	2,003	84,096

	Shares	Value
Ohr Pharmaceutical Inc *	7,675	$19,495
Omeros Corp *	13,093	288,439
Omnicell Inc *	12,743	447,279
OncoMed Pharmaceuticals Inc *	4,408	113,638
Oncothyreon Inc *	31,650	51,590
Ophthotech Corp *	4,880	227,066
OPKO Health Inc *	69,145	979,785
OraSure Technologies Inc *	19,650	128,511
Orexigen Therapeutics Inc *	42,766	334,858
Organovo Holdings Inc *	21,846	77,335
Orthofix International NV * (Netherlands)	6,493	233,034
Osiris Therapeutics Inc *	6,609	116,186
Otonomy Inc *	2,710	95,826
OvaScience Inc *	6,035	209,596
Owens & Minor Inc	22,216	751,789
Oxford Immunotec Global PLC * (United Kingdom)	5,527	77,820
Pacific Biosciences of California Inc *	21,287	124,316
Pacira Pharmaceuticals Inc *	12,528	1,113,113
Pain Therapeutics Inc *	14,159	26,761
PAREXEL International Corp *	19,926	1,374,695
PDL BioPharma Inc	56,820	399,729
Peregrine Pharmaceuticals Inc *	63,852	86,200
Pernix Therapeutics Holdings Inc *	11,656	124,603
PharMerica Corp *	10,490	295,713
Phibro Animal Health Corp ‘A’	5,188	183,707
PhotoMedex Inc *	4,743	9,533
Portola Pharmaceuticals Inc *	16,042	608,954
POZEN Inc *	10,052	77,601
PRA Health Sciences Inc *	6,735	194,237
Prestige Brands Holdings Inc *	18,258	783,086
Progenics Pharmaceuticals Inc *	24,653	147,425
Prothena Corp PLC * (Ireland)	9,306	354,931
PTC Therapeutics Inc *	8,612	524,040
Puma Biotechnology Inc *	8,621	2,035,504
Quality Systems Inc	17,326	276,869
Quidel Corp *	10,124	273,146
Radius Health Inc *	3,044	125,291
RadNet Inc *	11,386	95,642
Raptor Pharmaceutical Corp *	23,976	260,619
Receptos Inc *	7,688	1,267,674
Regado Biosciences Inc *	5,750	7,015
Regulus Therapeutics Inc *	5,281	89,460
Relypsa Inc *	7,168	258,550
Repligen Corp *	11,195	339,880
Repros Therapeutics Inc *	8,509	73,092
Retrophin Inc *	9,477	227,069
Revance Therapeutics Inc *	3,172	65,756
Rigel Pharmaceuticals Inc *	29,816	106,443
Rockwell Medical Inc *	16,478	180,105
Roka Bioscience Inc *	1,677	5,366
RTI Surgical Inc *	19,676	97,199
Sage Therapeutics Inc *	2,040	102,469
Sagent Pharmaceuticals Inc *	7,773	180,722
Sangamo BioSciences Inc *	23,773	372,761
Sarepta Therapeutics Inc *	14,465	192,095
SciClone Pharmaceuticals Inc *	18,107	160,428
Second Sight Medical Products Inc *	1,466	18,794
Select Medical Holdings Corp	27,647	410,005
Sequenom Inc *	41,036	162,092
Sientra Inc *	1,897	36,403
Spark Therapeutics Inc *	2,787	215,992
Spectrum Pharmaceuticals Inc *	23,178	140,690
STAAR Surgical Co *	13,294	98,774
Stemline Therapeutics Inc *	5,202	75,273
STERIS Corp	20,739	1,457,330
Sucampo Pharmaceuticals Inc ‘A’ *	6,103	94,963
Sunesis Pharmaceuticals Inc *	18,095	44,333
Supernus Pharmaceuticals Inc *	10,155	122,774
Surgical Care Affiliates Inc *	4,452	152,837

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
SurModics Inc *	4,423	$115,131
Symmetry Surgical Inc *	3,303	24,211
Synageva BioPharma Corp *	8,139	793,797
Synergy Pharmaceuticals Inc *	32,733	151,226
Synta Pharmaceuticals Corp *	23,364	45,326
T2 Biosystems Inc *	2,109	32,732
Tandem Diabetes Care Inc *	3,444	43,463
Team Health Holdings Inc *	24,657	1,442,681
TESARO Inc *	7,445	427,343
Tetraphase Pharmaceuticals Inc *	10,714	392,561
TG Therapeutics Inc *	10,045	155,497
The Ensign Group Inc	7,861	368,366
The Medicines Co *	22,888	641,322
The Providence Service Corp *	4,036	214,392
The Spectranetics Corp *	14,595	507,322
TherapeuticsMD Inc *	41,177	249,121
Theravance Biopharma Inc * (Cayman)	8,220	142,617
Theravance Inc	28,805	452,815
Thoratec Corp *	18,876	790,716
Threshold Pharmaceuticals Inc *	20,301	82,422
Tokai Pharmaceuticals Inc *	2,132	24,092
Tornier NV * (Netherlands)	12,597	330,293
TransEnterix Inc *	10,388	30,437
Triple-S Management Corp ‘B’ *	8,841	175,759
TriVascular Technologies Inc *	2,773	29,089
Trupanion Inc *	2,910	23,280
Ultragenyx Pharmaceutical Inc *	2,674	166,029
Unilife Corp *	42,931	172,153
Universal American Corp *	14,533	155,212
US Physical Therapy Inc	4,342	206,245
Utah Medical Products Inc	1,367	81,829
Vanda Pharmaceuticals Inc *	11,703	108,838
Vascular Solutions Inc *	5,973	181,101
Veracyte Inc *	2,375	17,290
Verastem Inc *	9,442	96,025
Versartis Inc *	2,795	51,344
Vitae Pharmaceuticals Inc *	2,124	24,872
Vital Therapies Inc *	1,868	46,719
VIVUS Inc *	31,684	77,943
Vocera Communications Inc *	7,880	78,170
WellCare Health Plans Inc *	15,363	1,405,100
West Pharmaceutical Services Inc	24,769	1,491,341
Wright Medical Group Inc *	17,441	449,978
Xencor Inc *	6,436	98,600
XenoPort Inc *	20,456	145,647
XOMA Corp *	31,092	113,175
Zafgen Inc *	2,683	106,274
Zeltiq Aesthetics Inc *	10,294	317,364
ZIOPHARM Oncology Inc *	31,909	343,660
Zogenix Inc *	44,876	61,480
ZS Pharma Inc *	2,453	103,222

		99,981,526

Industrials - 13.3%

AAON Inc	14,639	359,095
AAR Corp	13,685	420,130
ABM Industries Inc	19,554	622,990
Acacia Research Corp	17,863	191,134
ACCO Brands Corp *	39,468	327,979
Accuride Corp *	13,189	61,461
Actuant Corp ‘A’	21,426	508,653
Advanced Drainage Systems Inc	5,111	153,023
Aegion Corp *	13,200	238,260
Aerovironment Inc *	6,757	179,128
Air Transport Services Group Inc *	18,306	168,781
Aircastle Ltd (Bermuda)	22,707	509,999
Alamo Group Inc	2,291	144,631
Albany International Corp ‘A’	9,761	388,000
Allegiant Travel Co	4,842	931,068
Altra Industrial Motion Corp	9,432	260,700

	Shares	Value
Ameresco Inc ‘A’ *	6,522	$48,263
American Railcar Industries Inc	3,349	166,546
American Science & Engineering Inc	2,506	122,443
American Woodmark Corp *	4,371	239,225
Apogee Enterprises Inc	10,226	441,763
Applied Industrial Technologies Inc	14,590	661,511
ARC Document Solutions Inc *	14,592	134,684
ARC Group Worldwide Inc *	1,025	5,474
ArcBest Corp	9,031	342,185
Argan Inc	4,408	159,437
Astec Industries Inc	6,547	280,735
Astronics Corp *	6,583	485,167
Atlas Air Worldwide Holdings Inc *	8,766	377,113
AZZ Inc	8,973	418,052
Baltic Trading Ltd	18,212	27,136
Barnes Group Inc	18,970	768,095
Barrett Business Services Inc	2,471	105,858
Beacon Roofing Supply Inc *	17,340	542,742
Blount International Inc *	17,620	226,946
Brady Corp ‘A’	16,722	473,065
Briggs & Stratton Corp	16,310	335,007
Builders FirstSource Inc *	16,099	107,380
CAI International Inc *	5,762	141,572
Capstone Turbine Corp *	115,683	75,194
Casella Waste Systems Inc ‘A’ *	14,405	79,228
CBIZ Inc *	14,947	139,456
CDI Corp	4,852	68,171
Ceco Environmental Corp	7,620	80,848
Celadon Group Inc	7,393	201,237
Cenveo Inc *	20,775	44,459
Chart Industries Inc *	10,644	373,338
CIRCOR International Inc	6,200	339,140
Civeo Corp	33,378	84,780
CLARCOR Inc	17,671	1,167,346
Columbus McKinnon Corp	7,007	188,769
Comfort Systems USA Inc	13,106	275,750
Commercial Vehicle Group Inc *	9,655	62,178
Continental Building Products Inc *	4,130	93,297
CRA International Inc *	3,259	101,420
Cubic Corp	7,213	373,417
Curtiss-Wright Corp	16,881	1,248,181
Deluxe Corp	17,524	1,214,063
DigitalGlobe Inc *	26,395	899,278
Douglas Dynamics Inc	7,884	180,071
Ducommun Inc *	3,798	98,368
DXP Enterprises Inc *	4,601	202,858
Dycom Industries Inc *	11,862	579,340
Dynamic Materials Corp	4,834	61,730
Echo Global Logistics Inc *	8,415	229,393
EMCOR Group Inc	22,062	1,025,221
Encore Wire Corp	7,170	271,600
Energy Recovery Inc *	13,392	34,685
EnerSys	15,450	992,508
Engility Holdings Inc	6,201	186,278
Ennis Inc	9,189	129,749
Enphase Energy Inc *	6,229	82,161
EnPro Industries Inc	7,994	527,204
Erickson Inc *	2,243	9,690
ESCO Technologies Inc	9,235	359,980
Esterline Technologies Corp *	11,149	1,275,669
Exponent Inc	4,560	405,384
Federal Signal Corp	21,775	343,827
Forward Air Corp	10,950	594,585
Franklin Covey Co *	3,960	76,270
Franklin Electric Co Inc	16,733	638,197
FreightCar America Inc	4,135	129,963
FTI Consulting Inc *	14,428	540,473
FuelCell Energy Inc *	82,089	102,611
Furmanite Corp *	13,272	104,716
G&K Services Inc ‘A’	6,969	505,462

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
GenCorp Inc *	20,848	$483,465
Generac Holdings Inc *	24,158	1,176,253
General Cable Corp	16,814	289,705
General Finance Corp *	3,977	32,094
Gibraltar Industries Inc *	10,814	177,458
Global Brass & Copper Holdings Inc	7,491	115,736
Global Power Equipment Group Inc	5,918	78,118
GP Strategies Corp *	4,682	173,234
GrafTech International Ltd *	41,654	162,034
Graham Corp	3,575	85,693
Granite Construction Inc	13,736	482,683
Great Lakes Dredge & Dock Corp *	21,480	129,095
Griffon Corp	14,070	245,240
H&E Equipment Services Inc	10,870	271,641
Harsco Corp	28,031	483,815
Hawaiian Holdings Inc *	15,822	348,480
Healthcare Services Group Inc	24,551	788,824
Heartland Express Inc	19,089	453,555
HEICO Corp	23,318	1,424,030
Heidrick & Struggles International Inc	6,393	157,140
Heritage-Crystal Clean Inc *	3,841	44,940
Herman Miller Inc	20,774	576,686
Hill International Inc *	10,999	39,486
Hillenbrand Inc	21,999	679,109
HNI Corp	15,773	870,196
Houston Wire & Cable Co	6,473	62,982
Hub Group Inc ‘A’ *	12,912	507,312
Hurco Cos Inc	2,237	73,664
Huron Consulting Group Inc *	8,261	546,465
Hyster-Yale Materials Handling Inc	3,571	261,719
ICF International Inc *	7,026	287,012
InnerWorkings Inc *	12,285	82,555
Insperity Inc	7,892	412,673
Insteel Industries Inc	6,475	140,054
Interface Inc	23,119	480,413
International Shipholding Corp	2,066	25,019
JetBlue Airways Corp *	87,213	1,678,850
John Bean Technologies Corp	10,234	365,558
Kadant Inc	3,922	206,336
Kaman Corp	9,587	406,776
Kelly Services Inc ‘A’	9,576	167,005
Kforce Inc	8,584	191,509
Kimball International Inc ‘B’	11,352	118,969
Knight Transportation Inc	20,910	674,347
Knightsbridge Shipping Ltd (Bermuda)	12,306	61,530
Knoll Inc	16,742	392,265
Korn/Ferry International	17,504	575,356
Kratos Defense & Security Solutions Inc *	15,420	85,273
Layne Christensen Co *	6,722	33,677
LB Foster Co ‘A’	3,659	173,729
Lindsay Corp	4,298	327,723
LMI Aerospace Inc *	3,832	46,789
LSI Industries Inc	7,856	64,026
Lydall Inc *	5,957	188,956
Manitex International Inc *	5,064	49,273
Marten Transport Ltd	8,383	194,486
Masonite International Corp * (Canada)	10,295	692,442
MasTec Inc *	23,085	445,541
Matson Inc	15,107	636,911
Matthews International Corp ‘A’	10,434	537,455
McGrath RentCorp	9,002	296,256
Meritor Inc *	34,472	434,692
Miller Industries Inc	3,978	97,461
Mistras Group Inc *	5,794	111,592
Mobile Mini Inc	16,308	695,373
Moog Inc ‘A’ *	14,521	1,089,801
MSA Safety Inc	10,391	518,303
Mueller Industries Inc	19,786	714,868
Mueller Water Products Inc ‘A’	55,891	550,526
Multi-Color Corp	4,397	304,844

	Shares	Value
MYR Group Inc *	7,424	$232,668
National Presto Industries Inc	1,665	105,544
Navigant Consulting Inc *	17,225	223,236
Navios Maritime Holdings Inc	27,765	116,058
NCI Building Systems Inc *	9,944	171,832
Neff Corp ‘A’ *	3,769	39,725
NL Industries Inc *	2,488	19,282
NN Inc	6,044	151,584
Norcraft Cos Inc *	2,786	71,238
Nortek Inc *	3,214	283,636
Northwest Pipe Co *	3,305	75,850
Omega Flex Inc	945	23,767
On Assignment Inc *	18,047	692,463
Orion Marine Group Inc *	9,795	86,784
PAM Transportation Services Inc *	1,024	58,644
Park-Ohio Holdings Corp	3,071	161,750
Patrick Industries Inc *	2,880	179,338
Patriot Transportation Holding Inc *	773	19,302
Paylocity Holding Corp *	2,915	83,486
Pendrell Corp *	56,993	74,091
Performant Financial Corp *	11,067	37,628
PGT Inc *	16,714	186,779
Plug Power Inc *	59,292	153,566
Ply Gem Holdings Inc *	7,594	98,722
Polypore International Inc *	15,802	930,738
Powell Industries Inc	3,245	109,584
Power Solutions International Inc *	1,567	100,742
PowerSecure International Inc *	7,850	103,306
Preformed Line Products Co	963	40,571
Primoris Services Corp	13,228	227,389
Proto Labs Inc *	7,983	558,810
Quad/Graphics Inc	9,756	224,193
Quality Distribution Inc *	9,603	99,199
Quanex Building Products Corp	12,232	241,460
Quest Resource Holding Corp *	5,379	6,778
Raven Industries Inc	12,625	258,308
RBC Bearings Inc	8,159	624,490
Republic Airways Holdings Inc *	17,377	238,934
Resources Connection Inc	13,934	243,845
Revolution Lighting Technologies Inc *	11,933	13,246
Rexnord Corp *	26,306	702,107
Roadrunner Transportation Systems Inc *	9,697	245,043
RPX Corp *	18,637	268,186
Rush Enterprises Inc ‘A’ *	11,942	326,733
Safe Bulkers Inc	14,366	51,574
Saia Inc *	8,647	383,062
Scorpio Bulkers Inc *	47,618	112,855
SIFCO Industries Inc	870	18,957
Simpson Manufacturing Co Inc	14,492	541,566
SkyWest Inc	17,748	259,298
SP Plus Corp *	5,423	118,493
Sparton Corp *	3,449	84,501
Standex International Corp	4,477	367,696
Steelcase Inc ‘A’	29,005	549,355
Sterling Construction Co Inc *	6,890	31,143
Stock Building Supply Holdings Inc *	5,133	92,702
Sun Hydraulics Corp	7,754	320,705
Swift Transportation Co *	29,899	777,972
TAL International Group Inc *	11,989	488,312
TASER International Inc *	18,958	457,077
TCP International Holdings Ltd * (Switzerland)	2,476	4,556
Team Inc *	7,124	277,694
Teledyne Technologies Inc *	12,430	1,326,654
Tennant Co	6,471	423,009
Tetra Tech Inc	21,674	520,609
Textainer Group Holdings Ltd (Bermuda)	7,515	225,375
The Advisory Board Co *	14,706	783,536
The Brink’s Co	16,901	466,975
The Corporate Executive Board Co	11,887	949,296

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
The ExOne Co *	3,458	$47,202
The Gorman-Rupp Co	6,707	200,875
The Greenbrier Cos Inc	9,698	562,484
The KEYW Holding Corp *	10,906	89,756
Thermon Group Holdings Inc *	11,132	267,947
Titan International Inc	15,608	146,091
Titan Machinery Inc *	6,047	80,727
Trex Co Inc *	11,835	645,363
TriMas Corp *	15,896	489,438
TriNet Group Inc *	5,614	197,781
TrueBlue Inc *	14,424	351,224
Tutor Perini Corp *	12,986	303,223
Twin Disc Inc	3,031	53,558
Ultrapetrol Bahamas Ltd * (Bahamas)	8,022	11,632
UniFirst Corp	5,163	607,633
United Stationers Inc	13,813	566,195
Universal Forest Products Inc	6,997	388,194
Universal Truckload Services Inc	2,436	61,338
US Ecology Inc	7,550	377,274
USA Truck Inc *	2,215	61,333
UTi Worldwide Inc * (United Kingdom)	31,796	391,091
Viad Corp	7,302	203,142
Vicor Corp *	5,655	85,956
Virgin America Inc *	5,327	161,941
VSE Corp	1,439	117,825
Wabash National Corp *	23,892	336,877
WageWorks Inc *	12,277	654,732
Watsco Inc	9,060	1,138,842
Watts Water Technologies Inc ‘A’	9,950	547,548
Werner Enterprises Inc	15,709	493,420
Wesco Aircraft Holdings Inc *	18,331	280,831
West Corp	13,449	453,635
Woodward Inc	23,249	1,185,931
Xerium Technologies Inc *	3,982	64,588
XPO Logistics Inc *	18,377	835,602
YRC Worldwide Inc *	11,083	199,051

		85,853,937

Information Technology - 17.6%

A10 Networks Inc *	4,647	20,121
ACI Worldwide Inc *	39,840	862,934
Actua Corp *	14,541	225,240
Acxiom Corp *	27,048	500,118
ADTRAN Inc	18,593	347,131
Advanced Energy Industries Inc *	14,165	363,474
Advent Software Inc	18,098	798,303
Aerohive Networks Inc *	3,494	15,583
Agilysys Inc *	5,335	52,496
Alliance Fiber Optic Products Inc	4,348	75,742
Alpha & Omega Semiconductor Ltd * (Bermuda)	7,818	69,658
Ambarella Inc * (Cayman)	10,120	766,185
Amber Road Inc *	3,227	29,850
American Software Inc ‘A’	8,353	85,368
Amkor Technology Inc *	29,681	262,232
Angie’s List Inc *	15,313	89,887
Anixter International Inc *	9,501	723,311
Applied Micro Circuits Corp *	27,537	140,439
Applied Optoelectronics Inc *	5,419	75,216
Aruba Networks Inc *	37,354	914,799
Aspen Technology Inc *	32,244	1,241,072
Audience Inc *	5,179	23,513
AVG Technologies NV * (Netherlands)	12,415	268,785
Axcelis Technologies Inc *	38,298	91,149
Badger Meter Inc	5,053	302,877
Bankrate Inc *	22,915	259,856
Barracuda Networks Inc *	2,758	106,100
Bazaarvoice Inc *	17,659	99,773
Bel Fuse Inc ‘B’	3,471	66,053
Belden Inc	15,290	1,430,532

	Shares	Value
Benchmark Electronics Inc *	18,865	$453,326
Benefitfocus Inc *	1,643	60,446
Black Box Corp	5,425	113,545
Blackbaud Inc	16,151	765,234
Blackhawk Network Holdings Inc *	18,403	658,275
Blucora Inc *	15,017	205,132
Borderfree Inc *	2,240	13,462
Bottomline Technologies de Inc *	13,709	375,215
Box Inc ‘A’ *	4,171	82,377
Brightcove Inc *	10,958	80,322
BroadSoft Inc *	9,989	334,232
Brooks Automation Inc	23,645	274,991
Cabot Microelectronics Corp *	8,412	420,348
CACI International Inc ‘A’ *	8,274	743,998
CalAmp Corp *	12,774	206,811
Calix Inc *	14,737	123,643
Callidus Software Inc *	18,507	234,669
Carbonite Inc *	6,155	88,016
Cardtronics Inc *	15,731	591,486
Care.com Inc *	2,425	18,381
Cascade Microtech Inc *	4,609	62,590
Cass Information Systems Inc	4,063	228,097
Cavium Inc *	18,535	1,312,649
CEVA Inc *	7,432	158,450
ChannelAdvisor Corp *	7,350	71,221
Checkpoint Systems Inc	14,756	159,660
Ciber Inc *	27,377	112,793
Ciena Corp *	36,778	710,183
Cimpress NV * (Netherlands)	11,659	983,786
Cirrus Logic Inc *	21,714	722,208
Clearfield Inc *	4,182	61,977
Cognex Corp *	30,428	1,508,925
Coherent Inc *	8,744	568,010
Cohu Inc	8,732	95,528
CommVault Systems Inc *	16,514	721,662
Computer Task Group Inc	5,784	42,281
comScore Inc *	12,112	620,134
Comtech Telecommunications Corp	5,409	156,591
Comverse Inc *	7,939	156,398
Constant Contact Inc *	10,932	417,712
Control4 Corp *	4,170	49,957
Convergys Corp	35,682	816,047
Cornerstone OnDemand Inc *	18,638	538,452
Coupons.com Inc *	4,421	51,903
Covisint Corp *	14,189	28,804
Cray Inc *	14,282	401,039
CSG Systems International Inc	12,015	365,136
CTS Corp	11,976	215,448
CUI Global Inc *	7,461	43,721
Cvent Inc *	6,380	178,895
Cyan Inc *	10,070	40,179
Cypress Semiconductor Corp *	107,132	1,511,633
Daktronics Inc	13,516	146,108
Datalink Corp *	7,018	84,497
Dealertrack Technologies Inc *	18,736	721,711
Demand Media Inc *	3,251	18,596
Demandware Inc *	10,556	642,860
Dice Holdings Inc *	13,855	123,587
Digi International Inc *	8,318	83,014
Digimarc Corp	2,333	51,209
Diodes Inc *	12,508	357,228
Dot Hill Systems Corp *	20,917	110,860
DSP Group Inc *	7,941	95,133
DTS Inc *	6,015	204,931
EarthLink Holdings Corp	35,754	158,748
Eastman Kodak Co *	6,118	116,181
Ebix Inc	9,846	299,121
Electro Rent Corp	6,032	68,403
Electro Scientific Industries Inc	8,890	54,940
Electronics For Imaging Inc *	16,276	679,523

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Ellie Mae Inc *	9,858	$545,246
Emulex Corp *	25,022	199,425
Endurance International Group Holdings Inc *	10,647	202,932
EnerNOC Inc *	9,469	107,947
Entegris Inc *	48,604	665,389
Entropic Communications Inc *	30,544	90,410
Envestnet Inc *	11,980	671,838
EPAM Systems Inc *	12,452	763,183
Epiq Systems Inc	10,933	196,029
ePlus Inc *	1,812	157,517
Euronet Worldwide Inc *	17,901	1,051,684
EVERTEC Inc	23,121	505,425
Everyday Health Inc *	2,748	35,339
Exar Corp *	13,969	140,388
ExlService Holdings Inc *	11,355	422,406
Extreme Networks Inc *	33,633	106,280
Fabrinet * (Cayman)	12,483	237,052
Fair Isaac Corp	11,320	1,004,310
Fairchild Semiconductor International Inc *	40,933	744,162
FARO Technologies Inc *	6,001	372,842
FEI Co	14,783	1,128,534
Finisar Corp *	36,340	775,496
Five9 Inc *	4,470	24,853
Fleetmatics Group PLC * (Ireland)	13,095	587,311
FormFactor Inc *	19,483	172,814
Forrester Research Inc	3,984	146,532
Gigamon Inc *	8,618	183,046
Global Cash Access Holdings Inc *	23,305	177,584
Global Sources Ltd * (Bermuda)	5,496	32,207
Globant SA * (Luxembourg)	2,344	49,365
Glu Mobile Inc *	31,388	157,254
Gogo Inc *	19,426	370,260
GrubHub Inc *	3,132	142,161
GSI Group Inc * (Canada)	10,637	141,685
GTT Communications Inc *	5,507	103,972
Guidance Software Inc *	6,480	35,057
Guidewire Software Inc *	23,792	1,251,697
Harmonic Inc *	30,428	225,471
Heartland Payment Systems Inc	12,605	590,544
Higher One Holdings Inc *	13,209	31,966
Hortonworks Inc *	2,365	56,382
HubSpot Inc *	2,017	80,478
IGATE Corp *	12,887	549,759
II-VI Inc *	18,301	337,836
Immersion Corp *	9,865	90,561
Imperva Inc *	8,950	382,165
Infinera Corp *	42,791	841,699
Infoblox Inc *	19,761	471,695
Information Services Group Inc	12,111	48,323
Inphi Corp *	11,013	196,362
Insight Enterprises Inc *	14,114	402,531
Integrated Device Technology Inc *	46,790	936,736
Integrated Silicon Solution Inc	10,567	189,044
Interactive Intelligence Group Inc *	5,949	244,980
InterDigital Inc	13,001	659,671
Internap Corp *	19,289	197,326
Intersil Corp ‘A’	44,905	643,040
Intevac Inc *	8,743	53,682
Intralinks Holdings Inc *	13,953	144,274
InvenSense Inc *	24,976	379,885
Itron Inc *	13,733	501,392
Ixia *	19,985	242,418
IXYS Corp	8,502	104,745
j2 Global Inc	16,615	1,091,273
Jive Software Inc *	14,864	76,252
Kemet Corp *	16,477	68,215
Kimball Electronics Inc *	8,842	125,026
Kofax Ltd * (Bermuda)	26,257	287,514
Kopin Corp *	23,936	84,255
KVH Industries Inc *	5,376	81,285

	Shares	Value
Lattice Semiconductor Corp *	40,660	$257,784
Limelight Networks Inc *	21,714	78,822
Lionbridge Technologies Inc *	22,462	128,483
Liquidity Services Inc *	8,253	81,540
Littelfuse Inc	7,868	782,001
LivePerson Inc *	19,218	196,696
LogMeIn Inc *	8,465	473,955
Luxoft Holding Inc * (United Kingdom)	2,762	142,906
M/A-COM Technology Solutions Holdings Inc *	4,585	170,837
Manhattan Associates Inc *	26,512	1,341,772
ManTech International Corp ‘A’	8,423	285,877
Marchex Inc ‘B’	12,358	50,421
Marin Software Inc *	9,122	57,377
Marketo Inc *	9,085	232,758
Mavenir Systems Inc *	4,216	74,792
MAXIMUS Inc	23,765	1,586,551
MaxLinear Inc ‘A’ *	10,147	82,495
Maxwell Technologies Inc *	10,599	85,428
Mentor Graphics Corp	33,912	814,905
Mercury Systems Inc *	11,762	182,899
Mesa Laboratories Inc	1,014	73,211
Methode Electronics Inc	13,315	626,338
Micrel Inc	15,781	237,977
Microsemi Corp *	33,223	1,176,094
MicroStrategy Inc ‘A’ *	3,187	539,209
Millennial Media Inc *	27,608	40,032
MKS Instruments Inc	18,788	635,222
MobileIron Inc *	4,365	40,420
Model N Inc *	7,031	84,091
ModusLink Global Solutions Inc *	13,065	50,300
MoneyGram International Inc *	10,063	86,944
Monolithic Power Systems Inc	13,491	710,301
Monotype Imaging Holdings Inc	13,805	450,595
Monster Worldwide Inc *	32,005	202,912
MTS Systems Corp	5,271	398,751
Multi-Fineline Electronix Inc *	3,115	56,911
Nanometrics Inc *	8,377	140,901
NETGEAR Inc *	12,127	398,736
NetScout Systems Inc *	12,792	560,929
NeuStar Inc ‘A’ *	8,490	209,024
New Relic Inc *	1,845	64,021
Newport Corp *	13,840	263,790
NIC Inc	22,365	395,190
Nimble Storage Inc *	3,210	71,615
Numerex Corp ‘A’ *	5,339	60,865
NVE Corp	1,698	117,026
Oclaro Inc *	33,585	66,498
OmniVision Technologies Inc *	19,727	520,201
OPOWER Inc *	2,837	28,739
OSI Systems Inc *	7,007	520,340
Park City Group Inc *	3,531	48,657
Park Electrochemical Corp	7,364	158,768
ParkerVision Inc *	34,991	29,043
Paycom Software Inc *	2,264	72,584
PC Connection Inc	3,475	90,663
PDF Solutions Inc *	10,712	191,959
Pegasystems Inc	12,336	268,308
Perficient Inc *	11,915	246,521
Pericom Semiconductor Corp	7,650	118,345
Photronics Inc *	22,345	189,932
Plantronics Inc	14,881	787,949
Plexus Corp *	11,871	483,981
PMC-Sierra Inc *	60,943	565,551
Polycom Inc *	48,578	650,945
Power Integrations Inc	10,704	557,464
PRGX Global Inc *	10,139	40,759
Procera Networks Inc *	7,617	71,524
Progress Software Corp *	18,047	490,337
Proofpoint Inc *	13,616	806,340

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
PROS Holdings Inc *	8,354	$206,427
Q2 Holdings Inc *	3,612	76,358
QAD Inc ‘A’	2,383	57,669
Qlik Technologies Inc *	31,385	977,015
QLogic Corp *	30,582	450,779
Qorvo Inc *	50,208	4,001,578
Qualys Inc *	7,105	330,240
Quantum Corp *	77,488	123,981
QuickLogic Corp *	20,212	39,009
QuinStreet Inc *	12,449	74,072
Rally Software Development Corp *	8,689	136,330
Rambus Inc *	39,952	502,396
RealD Inc *	14,299	182,884
RealNetworks Inc *	7,963	53,591
RealPage Inc *	17,913	360,768
Reis Inc	3,047	78,125
RetailMeNot Inc *	10,895	196,219
Rightside Group Ltd *	3,251	32,998
Rocket Fuel Inc *	6,485	59,662
Rofin-Sinar Technologies Inc *	9,732	235,806
Rogers Corp *	6,359	522,773
Rosetta Stone Inc *	7,716	58,719
Rubicon Technology Inc *	8,834	34,806
Ruckus Wireless Inc *	22,641	291,390
Rudolph Technologies Inc *	11,655	128,438
Sanmina Corp *	28,728	694,930
Sapiens International Corp NV * (Netherlands)	8,875	72,775
ScanSource Inc *	9,883	401,744
Science Applications International Corp	13,988	718,284
SciQuest Inc *	9,640	163,205
Seachange International Inc *	11,555	90,707
Semtech Corp *	23,634	629,728
ServiceSource International Inc *	24,389	75,606
ShoreTel Inc *	22,010	150,108
Shutterstock Inc *	5,313	364,844
Silicon Graphics International Corp *	12,191	105,940
Silicon Laboratories Inc *	15,176	770,486
Silver Spring Networks Inc *	12,256	109,569
Sonus Networks Inc *	17,278	136,151
Speed Commerce Inc *	17,776	11,354
SPS Commerce Inc *	5,700	382,470
SS&C Technologies Holdings Inc	23,823	1,484,173
Stamps.com Inc *	4,948	332,951
Super Micro Computer Inc *	12,079	401,144
Sykes Enterprises Inc *	13,871	344,694
Synaptics Inc *	12,615	1,025,663
Synchronoss Technologies Inc *	12,397	588,362
SYNNEX Corp	9,952	768,792
Syntel Inc *	10,929	565,357
Take-Two Interactive Software Inc *	29,259	744,788
Tangoe Inc *	13,732	189,502
TechTarget Inc *	5,918	68,235
TeleCommunication Systems Inc ‘A’ *	17,451	66,837
Telenav Inc *	9,274	73,450
TeleTech Holdings Inc	6,292	160,131
TESSCO Technologies Inc	2,032	50,109
Tessera Technologies Inc	18,671	752,068
Textura Corp *	6,570	178,573
The Hackett Group Inc	9,043	80,844
The Rubicon Project Inc *	2,647	47,434
The Ultimate Software Group Inc *	9,941	1,689,523
TiVo Inc *	33,380	354,162
Travelzoo Inc *	2,734	26,356
Tremor Video Inc *	13,375	31,297
TrueCar Inc *	2,854	50,944
TTM Technologies Inc *	19,209	173,073
TubeMogul Inc *	1,231	17,012
Tyler Technologies Inc *	11,585	1,396,340
Ubiquiti Networks Inc	10,363	306,227

	Shares	Value
Ultra Clean Holdings Inc *	10,004	$71,529
Ultratech Inc *	9,943	172,412
Unisys Corp *	18,088	419,822
Universal Display Corp *	14,096	658,988
Unwired Planet Inc *	35,917	20,537
Varonis Systems Inc *	1,943	49,857
VASCO Data Security International Inc *	10,425	224,554
Veeco Instruments Inc *	14,069	429,808
Verint Systems Inc *	20,987	1,299,725
ViaSat Inc *	14,469	862,497
Viasystems Group Inc *	1,718	30,048
Violin Memory Inc *	28,379	106,989
VirnetX Holding Corp *	15,054	91,679
Virtusa Corp *	9,154	378,793
Vishay Precision Group Inc *	4,580	72,959
Vitesse Semiconductor Corp *	19,638	104,278
Vringo Inc *	26,434	17,193
Web.com Group Inc *	18,018	341,441
WebMD Health Corp *	13,602	596,244
WEX Inc *	13,589	1,458,915
Wix.com Ltd * (Israel)	4,838	92,696
Workiva Inc *	2,234	32,170
Xcerra Corp *	18,355	163,176
XO Group Inc *	9,515	168,130
Xoom Corp *	10,888	159,945
Yodlee Inc *	2,152	28,966
YuMe Inc *	6,746	35,012
Zendesk Inc *	4,299	97,544
Zix Corp *	20,423	80,262

		113,526,098

Materials - 4.3%

A Schulman Inc	10,054	484,603
AEP Industries Inc *	1,402	77,166
AK Steel Holding Corp *	61,777	276,143
AM Castle & Co *	6,908	25,214
American Vanguard Corp	10,205	108,377
Ampco-Pittsburgh Corp	3,010	52,555
Axiall Corp	24,510	1,150,499
Balchem Corp	10,614	587,803
Berry Plastics Group Inc *	31,595	1,143,423
Boise Cascade Co *	13,895	520,507
Calgon Carbon Corp	18,699	393,988
Century Aluminum Co *	18,022	248,704
Chase Corp	2,452	107,226
Chemtura Corp *	25,260	689,345
Clearwater Paper Corp *	6,732	439,600
Coeur Mining Inc *	36,343	171,176
Commercial Metals Co	41,253	667,886
Deltic Timber Corp	3,897	258,176
Ferro Corp *	25,063	314,541
Flotek Industries Inc *	18,771	276,685
FutureFuel Corp	7,599	78,042
Globe Specialty Metals Inc	22,154	419,154
Gold Resource Corp	13,905	44,357
Graphic Packaging Holding Co	114,715	1,667,956
Handy & Harman Ltd *	1,353	55,554
Hawkins Inc	3,706	140,791
Haynes International Inc	4,379	195,347
HB Fuller Co	17,528	751,425
Headwaters Inc *	25,561	468,789
Hecla Mining Co	128,998	384,414
Horsehead Holding Corp *	19,335	244,781
Innophos Holdings Inc	7,680	432,845
Innospec Inc	8,396	389,490
Intrepid Potash Inc *	19,463	224,798
Kaiser Aluminum Corp	6,305	484,791
KapStone Paper & Packaging Corp	29,731	976,366
KMG Chemicals Inc	3,328	88,957
Koppers Holdings Inc	7,300	143,664

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Kraton Performance Polymers Inc *	11,659	$235,628
Kronos Worldwide Inc	7,212	91,232
Louisiana-Pacific Corp *	49,541	817,922
LSB Industries Inc *	6,777	280,093
Marrone Bio Innovations Inc *	4,918	19,033
Materion Corp	7,138	274,313
Minerals Technologies Inc	12,098	884,364
Molycorp Inc *	62,586	24,114
Myers Industries Inc	9,006	157,875
Neenah Paper Inc	5,782	361,606
Noranda Aluminum Holding Corp	16,277	48,343
Olin Corp	27,700	887,508
Olympic Steel Inc	3,325	44,755
OM Group Inc	10,512	315,675
OMNOVA Solutions Inc *	16,754	142,912
PH Glatfelter Co	15,160	417,355
PolyOne Corp	31,183	1,164,685
Quaker Chemical Corp	4,632	396,684
Rentech Inc *	80,814	90,512
Resolute Forest Products Inc *	22,616	390,126
RTI International Metals Inc *	10,668	383,088
Ryerson Holding Corp *	3,959	25,219
Schnitzer Steel Industries Inc ‘A’	9,235	146,467
Schweitzer-Mauduit International Inc	10,771	496,759
Senomyx Inc *	15,432	68,055
Sensient Technologies Corp	17,338	1,194,241
Stepan Co	6,685	278,497
Stillwater Mining Co *	42,109	544,048
SunCoke Energy Inc	23,217	346,862
Trecora Resources *	6,774	82,643
Tredegar Corp	8,762	176,204
Trinseo SA * (Luxembourg)	4,103	81,239
Tronox Ltd ‘A’ (Australia)	21,486	436,810
UFP Technologies Inc *	2,200	50,116
United States Lime & Minerals Inc	715	46,118
Universal Stainless & Alloy Products Inc *	2,292	60,096
US Concrete Inc *	5,027	170,315
Walter Energy Inc	22,719	14,086
Wausau Paper Corp	15,191	144,770
Worthington Industries Inc	18,109	481,881
Zep Inc	8,067	137,381

		27,594,768

Telecommunication Services - 0.7%

8x8 Inc *	30,870	259,308
Atlantic Tele-Network Inc	3,301	228,495
Boingo Wireless Inc *	8,339	62,876
Cincinnati Bell Inc *	73,316	258,805
Cogent Communications Holdings Inc	16,355	577,822
Consolidated Communications Holdings Inc	17,676	360,590
FairPoint Communications Inc *	7,250	127,600
General Communication Inc ‘A’ *	12,802	201,760
Globalstar Inc *	95,287	317,306
Hawaiian Telcom Holdco Inc *	3,729	99,303
IDT Corp ‘B’	5,862	104,051
inContact Inc *	21,419	233,467
Inteliquent Inc	11,505	181,089
Intelsat SA * (Luxembourg)	9,823	117,876
Iridium Communications Inc *	27,855	270,472
Lumos Networks Corp	6,575	100,335
magicJack VocalTec Ltd * (Israel)	6,574	44,966
NTELOS Holdings Corp	6,240	29,952
ORBCOMM Inc *	19,148	114,314
Premiere Global Services Inc *	17,084	163,323
RingCentral Inc ‘A’ *	9,963	152,733
Shenandoah Telecommunications Co	8,255	257,226
Spok Holdings Inc	7,625	146,171
Vonage Holdings Corp *	60,552	297,310

		4,707,150

	Shares	Value
Utilities - 3.4%

Abengoa Yield PLC (United Kingdom)	9,985	$337,293
ALLETE Inc	15,559	820,893
American States Water Co	13,621	543,342
Artesian Resources Corp ‘A’	2,790	59,678
Atlantic Power Corp (Canada)	42,270	118,779
Avista Corp	21,066	720,036
Black Hills Corp	15,627	788,226
California Water Service Group	16,615	407,234
Chesapeake Utilities Corp	5,133	259,781
Cleco Corp	21,180	1,154,734
Connecticut Water Service Inc	3,815	138,599
Dynegy Inc *	43,011	1,351,836
El Paso Electric Co	14,026	541,965
IDACORP Inc	17,634	1,108,649
MGE Energy Inc	12,074	535,120
Middlesex Water Co	5,588	127,183
New Jersey Resources Corp	29,433	914,189
Northwest Natural Gas Co	9,516	456,292
NorthWestern Corp	16,444	884,523
NRG Yield Inc ‘A’	8,336	422,885
ONE Gas Inc	18,252	789,034
Ormat Technologies Inc	11,578	440,195
Otter Tail Corp	12,710	408,881
Pattern Energy Group Inc	15,435	437,119
Piedmont Natural Gas Co Inc	27,304	1,007,791
PNM Resources Inc	27,880	814,096
Portland General Electric Co	27,379	1,015,487
SJW Corp	5,519	170,592
South Jersey Industries Inc	11,540	626,391
Southwest Gas Corp	16,278	946,891
Spark Energy Inc ‘A’	864	12,744
TerraForm Power Inc ‘A’ *	9,883	360,828
The Empire District Electric Co	15,265	378,877
The Laclede Group Inc	15,103	773,576
The York Water Co	4,177	101,417
UIL Holdings Corp	19,832	1,019,761
Unitil Corp	4,874	169,469
Vivint Solar Inc *	6,833	82,953
WGL Holdings Inc	18,159	1,024,168

		22,271,507

Total Common Stocks (Cost $460,360,145)		635,343,962

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $9,394,795; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $9,586,663)	$9,394,795	9,394,795

Total Short-Term Investment (Cost $9,394,795)		9,394,795

TOTAL INVESTMENTS - 99.9% (Cost $469,781,456)		644,827,554

OTHER ASSETS & LIABILITIES, NET - 0.1%		352,343

NET ASSETS - 100.0%		$645,179,897

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $88,797 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini (06/15)	82	$200,855

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$88,797	$-	$-	$88,797
	Common Stocks (1)	635,343,962	635,343,962	-	-
	Short-Term Investment	9,394,795	-	9,394,795	-
	Derivatives:
	Equity Contracts
	Futures	200,855	200,855	-	-

	Total	$645,028,409	$635,544,817	$9,394,795	$88,797

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 14.1%

Big Lots Inc	110,150	$5,290,505
Bloomin’ Brands Inc	204,390	4,972,809
Brown Shoe Co Inc	107,150	3,514,520
Citi Trends Inc *	156,586	4,227,822
Corus Entertainment Inc ‘B’ (Canada)	103,431	1,571,207
Crocs Inc *	251,630	2,971,750
Dana Holding Corp	353,690	7,484,080
Ethan Allen Interiors Inc	103,270	2,854,383
GameStop Corp ‘A’	105,490	4,004,400
GNC Holdings Inc ‘A’	85,800	4,210,206
Group 1 Automotive Inc	41,256	3,561,631
Helen of Troy Ltd * (Bermuda)	37,220	3,033,058
MarineMax Inc *	194,500	5,156,195
Meredith Corp	79,678	4,443,642
Meritage Homes Corp *	104,750	5,095,040
Office Depot Inc *	724,700	6,667,240
Pier 1 Imports Inc	235,580	3,293,408
Scholastic Corp	92,116	3,771,229
Sonic Automotive Inc ‘A’	47,400	1,180,260
Strattec Security Corp	4,041	298,388
Tenneco Inc *	79,670	4,574,651
The Buckle Inc	80,873	4,131,802
The Children’s Place Inc	81,110	5,206,451
The Ryland Group Inc	65,957	3,214,744
Thor Industries Inc	125,230	7,915,788
Time Inc	91,885	2,061,899

		104,707,108

Consumer Staples - 4.4%

Cal-Maine Foods Inc	104,544	4,083,489
Cott Corp (Canada)	484,653	4,541,199
Dean Foods Co	317,970	5,256,044
Ingredion Inc	59,400	4,622,508
John B Sanfilippo & Son Inc	359	15,473
Sanderson Farms Inc	25,182	2,005,746
SpartanNash Co	104,520	3,298,651
The Andersons Inc	92,137	3,811,708
Universal Corp	87,799	4,140,601
Weis Markets Inc	18,615	926,282

		32,701,701

Energy - 5.5%

Alliance Resource Partners LP	72,574	2,426,149
Atwood Oceanics Inc	41,900	1,177,809
Bill Barrett Corp *	197,500	1,639,250
Boardwalk Pipeline Partners LP	237,600	3,825,360
Bristow Group Inc	68,000	3,702,600
Delek Logistics Partners LP	23,811	1,036,493
Delek US Holdings Inc	75,500	3,001,125
Golar LNG Partners LP	49,648	1,335,035
Northern Tier Energy LP	85,000	2,153,900
Rosetta Resources Inc *	165,570	2,818,001
SandRidge Permian Trust	91,031	647,230
ShawCor Ltd (Canada)	13,853	385,003
Ship Finance International Ltd (Bermuda)	170,601	2,524,895
SM Energy Co	73,590	3,803,131
Western Refining Inc	102,700	5,072,353
World Fuel Services Corp	89,081	5,120,376

		40,668,710

Financials - 26.5%

1st Source Corp	64,180	2,062,103
Allied World Assurance Co Holdings AG (Switzerland)	95,497	3,858,079
American Financial Group Inc	66,000	4,233,900
Ashford Hospitality Prime Inc REIT	158,295	2,654,607

	Shares	Value
Ashford Hospitality Trust Inc REIT	228,860	$2,201,633
Ashford Inc *	2,630	312,339
Aspen Insurance Holdings Ltd (Bermuda)	106,390	5,024,800
Associated Banc-Corp	166,400	3,095,040
Associated Estates Realty Corp REIT	154,777	3,819,896
Blackstone Mortgage Trust Inc ‘A’ REIT	120,900	3,429,933
Canadian Western Bank (Canada)	100,243	2,194,732
CNO Financial Group Inc	325,116	5,598,498
Community Trust Bancorp Inc	26,988	894,922
Cullen/Frost Bankers Inc	5,800	400,664
Customers Bancorp Inc *	178,517	4,348,674
DiamondRock Hospitality Co REIT	259,940	3,672,952
Essent Group Ltd * (Bermuda)	159,317	3,809,270
First American Financial Corp	92,000	3,282,560
First BanCorp PR *	428,631	2,657,512
First Commonwealth Financial Corp	268,530	2,416,770
First Financial Bancorp	52,925	942,594
First Interstate BancSystem Inc ‘A’	28,593	795,457
First Merchants Corp	45,289	1,066,103
First Niagara Financial Group Inc	753,570	6,661,559
FirstMerit Corp	421,966	8,042,672
Fortress Investment Group LLC ‘A’	323,900	2,613,873
Franklin Street Properties Corp REIT	161,800	2,074,276
Fulton Financial Corp	286,891	3,540,235
Gramercy Property Trust Inc REIT	139,905	3,927,133
Great Western Bancorp Inc	45,780	1,007,618
Hancock Holding Co	18,200	543,452
HCI Group Inc	12,129	556,357
Hersha Hospitality Trust REIT	371,030	2,400,564
Home Loan Servicing Solutions Ltd (Cayman)	123,000	2,034,420
Home Properties Inc REIT	28,700	1,988,623
HomeStreet Inc *	156,840	2,873,309
International Bancshares Corp	48,477	1,261,856
Kemper Corp	18,639	726,175
LTC Properties Inc REIT	91,630	4,214,980
Medical Properties Trust Inc REIT	306,410	4,516,483
Montpelier Re Holdings Ltd (Bermuda)	74,400	2,859,936
National Penn Bancshares Inc	151,064	1,626,959
Old National Bancorp	175,552	2,491,083
OM Asset Management PLC (United Kingdom)	15,759	293,748
Omega Healthcare Investors Inc REIT	76,800	3,115,776
Popular Inc *	128,410	4,416,020
Prosperity Bancshares Inc	32,800	1,721,344
Ramco-Gershenson Properties Trust REIT	199,012	3,701,623
Retail Properties of America Inc ‘A’ REIT	207,987	3,334,032
STAG Industrial Inc REIT	124,710	2,933,179
StanCorp Financial Group Inc	75,140	5,154,604
Starwood Property Trust Inc REIT	127,100	3,088,530
Susquehanna Bancshares Inc	325,650	4,464,662
Symetra Financial Corp	103,683	2,432,403
Synovus Financial Corp	107,410	3,008,554
TCF Financial Corp	123,900	1,947,708
The Hanover Insurance Group Inc	69,350	5,033,423
Trustmark Corp	106,606	2,588,394
Umpqua Holdings Corp	203,224	3,491,388
Union Bankshares Corp	39,200	870,632
United Insurance Holdings Corp	34,164	768,690
Universal Insurance Holdings Inc	92,283	2,361,522
Validus Holdings Ltd (Bermuda)	96,550	4,064,755
Washington Federal Inc	170,500	3,717,753
Webster Financial Corp	138,890	5,145,875
WesBanco Inc	24,005	782,083
Wilshire Bancorp Inc	331,039	3,300,459
WP GLIMCHER Inc REIT	127,000	2,112,010
Zions Bancorp	132,240	3,570,480

		196,154,248

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Health Care - 3.2%

LifePoint Hospitals Inc *	55,260	$4,058,847
Molina Healthcare Inc *	50,000	3,364,500
PerkinElmer Inc	76,600	3,917,324
Select Medical Holdings Corp	246,800	3,660,044
Teleflex Inc	15,200	1,836,616
The Ensign Group Inc	28,921	1,355,238
WellCare Health Plans Inc *	57,630	5,270,840

		23,463,409

Industrials - 19.6%

AAR Corp	106,400	3,266,480
AECOM *	85,131	2,623,737
Air Transport Services Group Inc *	379,043	3,494,776
Applied Industrial Technologies Inc	68,500	3,105,790
AZZ Inc	30,471	1,419,644
Columbus McKinnon Corp	147,604	3,976,452
Con-way Inc	77,720	3,429,784
Crane Co	67,350	4,203,314
Cubic Corp	2,543	131,651
Deluxe Corp	57,700	3,997,456
Elbit Systems Ltd (NASDAQ) (Israel)	21,900	1,581,399
EMCOR Group Inc	82,440	3,830,987
EnerSys	61,300	3,937,912
Ennis Inc	57,700	814,724
GATX Corp	48,923	2,836,556
General Cable Corp	145,800	2,512,134
Global Brass & Copper Holdings Inc	23,756	367,030
Granite Construction Inc	110,530	3,884,024
Hawaiian Holdings Inc *	199,190	4,387,160
Hillenbrand Inc	76,700	2,367,729
Kelly Services Inc ‘A’	77,260	1,347,414
Kennametal Inc	94,900	3,197,181
Korn/Ferry International	56,227	1,848,182
Mistras Group Inc *	119,010	2,292,133
Orbital ATK Inc	60,100	4,605,463
Oshkosh Corp	80,170	3,911,494
Park-Ohio Holdings Corp	19,500	1,027,065
Regal-Beloit Corp	109,687	8,766,185
SkyWest Inc	397,140	5,802,215
Standex International Corp	14,855	1,220,041
TAL International Group Inc *	73,880	3,009,132
Terex Corp	92,580	2,461,702
Textainer Group Holdings Ltd (Bermuda)	54,498	1,634,395
The Babcock & Wilcox Co	143,539	4,606,167
Trinity Industries Inc	83,392	2,961,250
Triumph Group Inc	71,939	4,296,197
Tutor Perini Corp *	150,380	3,511,373
UniFirst Corp	23,948	2,818,440
United Stationers Inc	161,343	6,613,450
Valmont Industries Inc	30,300	3,723,264
Viad Corp	169,560	4,717,159
Wabash National Corp *	335,940	4,736,754
WESCO International Inc *	60,700	4,242,323
West Corp	65,637	2,213,936
WestJet Airlines Ltd (Canada)	127,829	2,996,520

		144,728,174

Information Technology - 12.0%

Advanced Micro Devices Inc *	502,620	1,347,022
Arrow Electronics Inc *	68,350	4,179,603
Avnet Inc	79,050	3,517,725
AVX Corp	80,100	1,143,027
Booz Allen Hamilton Holding Corp	275,220	7,964,867
Convergys Corp	103,204	2,360,275
CSG Systems International Inc	231,580	7,037,716
Cypress Semiconductor Corp *	188,021	2,652,976
ExlService Holdings Inc *	85,478	3,179,782
Fairchild Semiconductor International Inc *	310,070	5,637,073

	Shares	Value
Finisar Corp *	175,980	$3,755,413
Insight Enterprises Inc *	187,998	5,361,703
Integrated Silicon Solution Inc	220,030	3,936,337
j2 Global Inc	31,197	2,049,019
Mentor Graphics Corp	186,680	4,485,920
Methode Electronics Inc	50,659	2,382,999
Mitel Networks Corp * (Canada)	353,849	3,598,644
MKS Instruments Inc	105,340	3,561,545
Photronics Inc *	370,698	3,150,933
SunEdison Semiconductor Ltd * (Singapore)	159,485	4,117,903
Sykes Enterprises Inc *	150,070	3,729,240
TTM Technologies Inc *	284,620	2,564,426
Vishay Intertechnology Inc	509,332	7,038,968

		88,753,116

Materials - 8.2%

A Schulman Inc	185,386	8,935,605
Cabot Corp	87,300	3,928,500
Commercial Metals Co	275,300	4,457,107
Graphic Packaging Holding Co	206,090	2,996,549
Hi-Crush Partners LP	48,687	1,707,453
HudBay Minerals Inc (Canada)	511,512	4,184,015
Innophos Holdings Inc	51,200	2,885,632
KapStone Paper & Packaging Corp	116,963	3,841,065
Methanex Corp (NASDAQ) (Canada)	49,956	2,676,143
Neenah Paper Inc	49,997	3,126,812
Olin Corp	33,605	1,076,704
Rayonier Advanced Materials Inc	90,200	1,343,980
Rentech Nitrogen Partners LP	9,850	148,341
Royal Gold Inc	67,825	4,280,436
Schweitzer-Mauduit International Inc	46,922	2,164,043
Silgan Holdings Inc	50,284	2,923,009
Sonoco Products Co	87,550	3,980,023
Steel Dynamics Inc	151,800	3,051,180
Stepan Co	32,472	1,352,783
Terra Nitrogen Co LP	5,572	811,896
Western Forest Products Inc (Canada)	658,400	1,024,080

		60,895,356

Telecommunication Services - 0.2%

Inteliquent Inc	97,050	1,527,567

Utilities - 2.7%

Great Plains Energy Inc	115,400	3,078,872
PNM Resources Inc	192,990	5,635,308
Portland General Electric Co	19,300	715,837
Southwest Gas Corp	94,650	5,505,791
The Laclede Group Inc	34,300	1,756,846
UGI Corp	92,190	3,004,472

		19,697,126

Total Common Stocks (Cost $619,636,685)		713,296,515

CLOSED-END MUTUAL FUND - 0.2%

Central Fund of Canada Ltd ‘A’ (Canada)	178,000	2,123,540

Total Closed-End Mutual Fund (Cost $2,168,173)		2,123,540

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $26,329,854; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $26,861,994)	$26,329,854	$26,329,854

Total Short-Term Investment (Cost $26,329,854)		26,329,854

TOTAL INVESTMENTS - 100.2% (Cost $648,134,712)		741,749,909

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,799,294)

NET ASSETS - 100.0%		$739,950,615

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$713,296,515	$713,296,515	$-	$-
	Closed-End Mutual Fund	2,123,540	2,123,540	-	-
	Short-Term Investment	26,329,854	-	26,329,854	-

	Total	$741,749,909	$715,420,055	$26,329,854	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Consumer Discretionary - 15.5%

AutoZone Inc *	12,733	$8,685,943
Bed Bath & Beyond Inc *	100,200	7,692,855
Best Buy Co Inc	257,942	9,747,628
CBS Corp ‘B’	60,510	3,668,721
Charter Communications Inc ‘A’ *	28,442	5,492,435
ClubCorp Holdings Inc	116,050	2,246,728
DISH Network Corp ‘A’ *	204,611	14,335,047
Entercom Communications Corp ‘A’ *	132,294	1,607,372
Expedia Inc	96,128	9,048,529
Gannett Co Inc	119,200	4,419,936
Genuine Parts Co	65,640	6,116,992
Hanesbrands Inc	215,600	7,224,756
Kohl’s Corp	197,010	15,416,032
La Quinta Holdings Inc *	183,647	4,348,761
Media General Inc *	13,000	214,370
Omnicom Group Inc	56,823	4,431,057
The Gap Inc	148,299	6,425,796
The Home Depot Inc	67,382	7,655,269
Tiffany & Co	53,618	4,718,920
Time Inc	174,827	3,923,118
Time Warner Inc	57,715	4,873,455
Twenty-First Century Fox Inc ‘B’	128,400	4,221,792

		136,515,512

Consumer Staples - 5.3%

CVS Health Corp	78,366	8,088,155
Dr Pepper Snapple Group Inc	95,123	7,465,253
Post Holdings Inc *	121,285	5,680,989
The Kroger Co	101,800	7,803,988
The Procter & Gamble Co	142,960	11,714,143
TreeHouse Foods Inc *	62,500	5,313,750

		46,066,278

Energy - 8.1%

CONSOL Energy Inc	248,650	6,934,848
Devon Energy Corp	111,166	6,704,421
Exxon Mobil Corp	253,345	21,534,325
Kinder Morgan Inc	105,113	4,421,053
Marathon Oil Corp	86,811	2,266,635
Marathon Petroleum Corp	45,284	4,636,629
PBF Energy Inc ‘A’	189,155	6,416,138
Phillips 66	132,860	10,442,796
Southwestern Energy Co *	321,879	7,464,374

		70,821,219

Financials - 33.7%

Alleghany Corp *	10,089	4,913,343
Allied World Assurance Co Holdings AG (Switzerland)	94,802	3,830,001
Ally Financial Inc *	380,574	7,984,442
American Homes 4 Rent ‘A’ REIT	215,818	3,571,788
American International Group Inc	249,826	13,687,967
American Residential Properties Inc REIT *	174,578	3,140,658
Ameriprise Financial Inc	44,050	5,763,502
Bank of America Corp	893,140	13,745,425
Brixmor Property Group Inc REIT	231,915	6,157,343
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	114,700	6,149,067
Capital One Financial Corp	195,615	15,418,374
Citigroup Inc	215,300	11,092,256
Citizens Financial Group Inc	219,300	5,291,709
CNO Financial Group Inc	271,436	4,674,128
EastGroup Properties Inc REIT	51,006	3,067,501
Excel Trust Inc REIT	189,857	2,661,795
Fifth Third Bancorp	343,796	6,480,555
First Republic Bank	97,701	5,577,750

	Shares	Value
Hudson City Bancorp Inc	426,349	$4,468,137
Kimco Realty Corp REIT	201,895	5,420,881
Legg Mason Inc	157,136	8,673,907
Loews Corp	416,555	17,007,941
M&T Bank Corp	39,650	5,035,550
Marsh & McLennan Cos Inc	101,190	5,675,747
National Bank Holdings Corp ‘A’	119,870	2,254,755
Northern Trust Corp	71,520	4,981,368
Old Republic International Corp	153,158	2,288,181
Prudential Financial Inc	103,362	8,301,002
Rayonier Inc REIT	165,341	4,457,593
SunTrust Banks Inc	216,229	8,884,850
T Rowe Price Group Inc	130,464	10,564,975
The Hartford Financial Services Group Inc	240,900	10,074,438
The PNC Financial Services Group Inc	114,768	10,700,968
The Travelers Cos Inc	81,024	8,761,125
Unum Group	212,500	7,167,625
US Bancorp	233,900	10,214,413
Wells Fargo & Co	556,570	30,277,408
Weyerhaeuser Co REIT	164,036	5,437,793
WR Berkley Corp	44,579	2,251,685

		296,107,946

Health Care - 9.4%

Aetna Inc	90,100	9,598,353
HCA Holdings Inc *	49,600	3,731,408
Johnson & Johnson	166,848	16,784,909
Merck & Co Inc	250,700	14,410,236
National HealthCare Corp	46,536	2,964,808
Pfizer Inc	617,800	21,493,262
UnitedHealth Group Inc	86,003	10,173,295
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	18,056	3,586,283

		82,742,554

Industrials - 9.0%

Carlisle Cos Inc	98,514	9,125,352
Delta Air Lines Inc	231,653	10,415,119
Dover Corp	129,910	8,979,379
Equifax Inc	77,476	7,205,268
Honeywell International Inc	82,700	8,626,437
Illinois Tool Works Inc	93,400	9,072,876
Kirby Corp *	34,600	2,596,730
United Continental Holdings Inc *	66,800	4,492,300
United Technologies Corp	90,987	10,663,676
WW Grainger Inc	34,349	8,099,838

		79,276,975

Information Technology - 5.4%

Analog Devices Inc	94,200	5,934,600
Arrow Electronics Inc *	64,280	3,930,722
Cisco Systems Inc	350,273	9,641,264
Hewlett-Packard Co	147,000	4,580,520
KLA-Tencor Corp	54,968	3,204,085
Microsoft Corp	109,540	4,453,349
QUALCOMM Inc	89,540	6,208,704
Texas Instruments Inc	160,922	9,202,324

		47,155,568

Materials - 3.9%

Ball Corp	104,200	7,360,688
KapStone Paper & Packaging Corp	136,538	4,483,908
Martin Marietta Materials Inc	62,350	8,716,530
Rock-Tenn Co ‘A’	117,754	7,595,133
The Mosaic Co	135,127	6,223,949

		34,380,208

Telecommunication Services - 1.2%

Verizon Communications Inc	221,552	10,774,074

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Utilities - 5.9%

American Electric Power Co Inc	124,900	$7,025,625
Duke Energy Corp	104,890	8,053,454
Edison International	104,700	6,540,609
Eversource Energy	98,000	4,950,960
NextEra Energy Inc	87,200	9,073,160
Sempra Energy	77,169	8,412,964
Xcel Energy Inc	229,490	7,988,547

		52,045,319

Total Common Stocks (Cost $710,160,763)		855,885,653

	Principal Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $23,496,261; collateralized by U.S. Treasury Notes: 2.125% due 06/30/21 and value $23,967,494)	$23,496,261	23,496,261

Total Short-Term Investment (Cost $23,496,261)		23,496,261

TOTAL INVESTMENTS - 100.1% (Cost $733,657,024)		879,381,914

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(944,967)

NET ASSETS - 100.0%		$878,436,947

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$855,885,653	$855,885,653	$-	$-
	Short-Term Investment	23,496,261	-	23,496,261	-

	Total	$879,381,914	$855,885,653	$23,496,261	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

OncoGenex Pharmaceutical Inc Exercise @ $20.00 Exp 10/19/15 * ¯	12,820	$-
SANUWAVE Health Inc Exercise @ $4.00 Exp 04/08/16 * ¯	135,383	2

		2

Total Warrants (Cost $0)		2

COMMON STOCKS - 97.5%

Health Care - 97.3%

Abbott Laboratories	192,800	8,932,424
AbbVie Inc	102,500	6,000,350
Acceleron Pharma Inc *	28,300	1,077,098
Actavis PLC * (Ireland)	41,835	12,450,942
Actelion Ltd (Switzerland)	14,400	1,667,328
Aetna Inc	28,200	3,004,146
Agilent Technologies Inc	64,700	2,688,285
Agios Pharmaceuticals Inc *	23,283	2,195,587
Alder Biopharmaceuticals Inc *	35,600	1,027,416
Alexion Pharmaceuticals Inc *	52,800	9,150,240
Align Technology Inc *	11,400	613,149
Alkermes PLC * (Ireland)	60,300	3,676,491
Alnylam Pharmaceuticals Inc *	8,730	911,587
AmerisourceBergen Corp	22,800	2,591,676
Amgen Inc	69,100	11,045,635
Anacor Pharmaceuticals Inc *	11,300	653,705
Anthem Inc	47,700	7,365,357
Ascendis Pharma AS ADR * (Denmark)	8,800	152,680
AstraZeneca PLC (United Kingdom)	76,400	5,237,993
AtriCure Inc *	25,100	514,299
Baxter International Inc	19,400	1,328,900
Bayer AG (Germany)	20,700	3,110,284
Becton Dickinson & Co	41,081	5,898,821
BioCryst Pharmaceuticals Inc *	16,300	147,189
Biogen Inc *	33,311	14,065,237
BioMarin Pharmaceutical Inc *	46,400	5,782,368
Bluebird Bio Inc *	3,100	374,387
Boston Scientific Corp *	463,400	8,225,350
Bristol-Myers Squibb Co	166,100	10,713,450
Cardinal Health Inc	81,200	7,329,924
Celgene Corp *	109,000	12,565,520
Celldex Therapeutics Inc *	21,600	601,992
Cellectis SA ADR * (France)	10,200	352,818
Cerner Corp *	19,400	1,421,244
Charles River Laboratories International Inc *	58,300	4,622,607
Chugai Pharmaceutical Co Ltd (Japan)	65,500	2,065,007
Cigna Corp	58,300	7,546,352
Clovis Oncology Inc *	13,000	964,990
CR Bard Inc	10,600	1,773,910
Dermira Inc *	10,500	161,175
DexCom Inc *	26,000	1,620,840
Dyax Corp *	47,300	792,511
Edwards Lifesciences Corp *	43,700	6,225,502
Eli Lilly & Co	133,000	9,662,450
Endologix Inc *	22,178	378,578
Express Scripts Holding Co *	30,800	2,672,516
Genomic Health Inc *	29,200	892,060
Gilead Sciences Inc *	56,700	5,563,971
HCA Holdings Inc *	56,791	4,272,387
HealthEquity Inc *	6,100	152,439
Humana Inc	16,300	2,901,726
Illumina Inc *	14,700	2,728,908

	Shares	Value
Incyte Corp *	39,900	$3,657,234
Insulet Corp *	16,100	536,935
Intercept Pharmaceuticals Inc *	6,800	1,917,736
Intra-Cellular Therapies Inc *	68,500	1,635,780
Intuitive Surgical Inc *	7,000	3,535,210
Isis Pharmaceuticals Inc *	67,300	4,284,991
Jazz Pharmaceuticals PLC * (Ireland)	7,700	1,330,483
Johnson & Johnson	53,700	5,402,220
Karyopharm Therapeutics Inc *	17,700	541,797
Mallinckrodt PLC * (Ireland)	43,000	5,445,950
Masimo Corp *	39,000	1,286,220
McKesson Corp	45,100	10,201,620
Medivation Inc *	28,900	3,730,123
Medtronic PLC (Ireland)	152,158	11,866,802
Merck & Co Inc	131,200	7,541,376
Mylan NV * (Netherlands)	73,500	4,362,225
Neurocrine Biosciences Inc *	42,400	1,683,704
Novartis AG (Switzerland)	59,800	5,913,572
Perrigo Co PLC (Ireland)	32,100	5,314,155
Pfizer Inc	112,700	3,920,833
Phibro Animal Health Corp ‘A’	23,000	814,430
Premier Inc ‘A’ *	9,900	372,042
PTC Therapeutics Inc *	23,200	1,411,720
Puma Biotechnology Inc *	8,800	2,077,768
PW Medtech Group Ltd * (Cayman)	183,000	69,041
Receptos Inc *	28,500	4,699,365
Regeneron Pharmaceuticals Inc *	11,975	5,406,473
Roche Holding AG (XVTX) (Switzerland)	15,040	4,147,170
Sage Therapeutics Inc *	2,000	100,460
Sarepta Therapeutics Inc *	38,600	512,608
Seattle Genetics Inc *	14,700	519,645
Shire PLC ADR (United Kingdom)	18,300	4,379,007
Spark Therapeutics Inc *	10,200	790,500
St Jude Medical Inc	72,600	4,748,040
Stryker Corp	73,200	6,752,700
Synageva BioPharma Corp *	10,400	1,014,312
Tetraphase Pharmaceuticals Inc *	16,200	593,568
Teva Pharmaceutical Industries Ltd ADR (Israel)	98,300	6,124,090
The Cooper Cos Inc	17,900	3,354,818
Thermo Fisher Scientific Inc	39,400	5,292,996
Thoratec Corp *	13,800	578,082
Ultragenyx Pharmaceutical Inc *	28,000	1,738,520
UnitedHealth Group Inc	106,056	12,545,364
Universal Health Services Inc ‘B’	36,300	4,272,873
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	37,700	7,487,974
Vertex Pharmaceuticals Inc *	40,800	4,813,176
Zafgen Inc *	12,900	510,969
Zimmer Holdings Inc	9,900	1,163,448
Zoetis Inc	33,600	1,555,344

		379,827,270

Industrials - 0.2%

Pall Corp	7,600	762,964

Total Common Stocks (Cost $292,313,556)		380,590,234

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $7,711,302; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $7,869,075)	$7,711,302	$7,711,302

Total Short-Term Investment (Cost $7,711,302)		7,711,302

TOTAL INVESTMENTS - 99.5% (Cost $300,024,858)		388,301,538

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,982,079

NET ASSETS - 100.0%		$390,283,617

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Pharmaceuticals	29.6%
Biotechnology	29.0%
Health Care Equipment	16.7%
Managed Health Care	8.6%
Health Care Distributors	5.1%
Life Sciences Tools & Services	3.9%
Others (each less than 3.0%)	4.6%

97.5%
Short-Term Investment	2.0%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Restricted securities as of March 31, 2015 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
OncoGenex Pharmaceutical Inc Warrants (Exp 10/19/15) Acq 10/19/10	$-	$-	0.0%
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	-	2	0.0%

	$-	$2	0.0%

(d)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	4,256,180	USD	4,983,234	04/15	DUB	($600,117)
CHF	179,688	USD	187,929	04/15	JPM	(2,882)
EUR	934,676	USD	1,062,719	04/15	UBS	(57,444)
USD	573,259	CHF	560,261	04/15	DUB	(3,712)
USD	277,668	CHF	262,481	04/15	GSC	7,359
USD	8,600,510	CHF	7,357,806	04/15	MSC	1,023,264
USD	87,567	CHF	80,843	04/15	RBC	4,313
USD	71,697	EUR	63,299	04/15	BNY	3,617
USD	2,948,119	EUR	2,621,000	04/15	DUB	129,149
USD	725,064	EUR	626,438	04/15	RBC	51,309
USD	92,841	EUR	86,028	04/15	RBS	316
USD	44,530	EUR	38,899	04/15	UBS	2,693
USD	3,496,212	GBP	2,308,334	04/15	MSC	72,480
USD	196,899	GBP	128,000	04/15	UBS	7,048

Total Forward Foreign Currency Contracts						$637,393

(e)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	-	$-
Put Options Written	84	23,671

Outstanding, March 31, 2015	84	$23,671

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(f)	Premiums received and value of written options outstanding as of March 31, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Alnylam Pharmaceuticals Inc	$90.00	04/17/15	CME	20	$3,721	($1,300)
Put - Alnylam Pharmaceuticals Inc	95.00	04/17/15	CME	20	6,759	(2,000)
Put - Synageva BioPharma Corp	85.00	04/17/15	CME	22	4,773	(1,870)
Put - Synageva BioPharma Corp	90.00	04/17/15	CME	22	8,418	(3,685)

Total Written Options					$23,671	($8,855)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$2	$-	$2	$-
	Common Stocks
	Health Care	379,827,270	357,616,875	22,210,395	-
	Industrials	762,964	762,964	-	-

		380,590,234	358,379,839	22,210,395	-

	Short-Term Investment	7,711,302	-	7,711,302	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,301,548	-	1,301,548	-

	Total Assets	389,603,086	358,379,839	31,223,247	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(8,855)	(3,300)	(5,555)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(664,155)	-	(664,155)	-

	Total Liabilities - Derivatives	(673,010)	(3,300)	(669,710)	-

	Total Liabilities	(673,010)	(3,300)	(669,710)	-

	Total	$388,930,076	$358,376,539	$30,553,537	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 4.4%

Extended Stay America Inc	106,520	$2,080,336
Hilton Worldwide Holdings Inc *	683,565	20,247,195
La Quinta Holdings Inc *	12,229	289,583
Starwood Hotels & Resorts Worldwide Inc	162,787	13,592,714

		36,209,828

Financials - 94.7%

Acadia Realty Trust REIT	73,130	2,550,774
Alexandria Real Estate Equities Inc REIT	58,861	5,770,732
AvalonBay Communities Inc REIT	256,119	44,628,736
BioMed Realty Trust Inc REIT	230,588	5,225,124
Boston Properties Inc REIT	304,047	42,712,523
Camden Property Trust REIT	309,863	24,209,596
Chesapeake Lodging Trust REIT	375,805	12,713,483
Corporate Office Properties Trust REIT	81,650	2,398,877
Cousins Properties Inc REIT	667,767	7,078,330
CubeSmart REIT	96,821	2,338,227
DCT Industrial Trust Inc REIT	34,920	1,210,327
DDR Corp REIT	2,929	54,538
Douglas Emmett Inc REIT	444,470	13,249,651
Duke Realty Corp REIT	336,834	7,332,876
Equity Lifestyle Properties Inc REIT	221,293	12,160,050
Equity One Inc REIT	39,856	1,063,757
Equity Residential REIT	861,072	67,043,066
Essex Property Trust Inc REIT	34,074	7,833,613
Federal Realty Investment Trust REIT	30,346	4,467,235
General Growth Properties Inc REIT	951,084	28,104,532
HCP Inc REIT	266,238	11,504,144
Health Care REIT Inc	102,542	7,932,649
Healthcare Realty Trust Inc REIT	113,874	3,163,420
Host Hotels & Resorts Inc REIT	2,571,211	51,887,038
Hudson Pacific Properties Inc REIT	393,301	13,053,660
Kimco Realty Corp REIT	655,966	17,612,687
LaSalle Hotel Properties REIT	23,862	927,277
Liberty Property Trust REIT	232,765	8,309,711
Mack-Cali Realty Corp REIT	438,161	8,447,744
Mid-America Apartment Communities Inc REIT	130,141	10,055,995
National Retail Properties Inc REIT	253,535	10,387,329
Paramount Group Inc REIT	214,971	4,148,940
Prologis Inc REIT	385,851	16,807,670
Public Storage REIT	188,301	37,121,659
Realty Income Corp REIT	128,975	6,655,110
Regency Centers Corp REIT	381,136	25,932,493
Rexford Industrial Realty Inc REIT	184,641	2,919,174
Senior Housing Properties Trust REIT	600,734	13,330,288
Simon Property Group Inc REIT	512,137	100,194,483
Sovran Self Storage Inc REIT	68,801	6,463,166
STORE Capital Corp REIT	284,175	6,635,486

	Shares	Value
Tanger Factory Outlet Centers Inc REIT	545,036	$19,168,916
The Macerich Co REIT	161,312	13,603,441
Urban Edge Properties REIT	122,868	2,911,972
Ventas Inc REIT	388,832	28,392,513
Vornado Realty Trust REIT	472,072	52,872,064
WP GLIMCHER Inc REIT	172,480	2,868,342

		775,453,418

Total Common Stocks (Cost $653,007,797)		811,663,246

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $5,887,785; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $6,008,813)	$5,887,785	5,887,785

Total Short-Term Investment (Cost $5,887,785)		5,887,785

TOTAL INVESTMENTS - 99.8% (Cost $658,895,582)		817,551,031

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,267,239

NET ASSETS - 100.0%		$818,818,270

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	28.8%
Residential	20.3%
Office	18.0%
Specialized	13.6%
Hotels, Resorts & Cruise Lines	12.3%
Diversified	3.6%
Others (each less than 3.0%)	2.5%

99.1%
Short-Term Investment	0.7%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$811,663,246	$811,663,246	$-	$-
	Short-Term Investment	5,887,785	-	5,887,785	-

	Total	$817,551,031	$811,663,246	$5,887,785	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%

Consumer Discretionary - 3.5%

Garmin Ltd (Switzerland)	23,900	$1,135,728
Harman International Industries Inc	17,900	2,391,977

		3,527,705

Financials - 0.7%

QTS Realty Trust Inc ‘A’ REIT	19,700	717,277

Health Care - 17.5%

Avinger Inc *	21,521	238,668
Cardiovascular Systems Inc *	14,200	554,368
Cerner Corp *	37,900	2,776,554
Evogene Ltd * (Israel)	26,303	231,992
FibroGen Inc *	12,304	386,100
Inovalon Holdings Inc ‘A’ *	12,284	371,100
Isis Pharmaceuticals Inc *	48,200	3,068,894
PRA Health Sciences Inc *	35,769	1,031,578
Spark Therapeutics Inc *	1,889	146,397
Tenet Healthcare Corp *	51,000	2,525,010
Teva Pharmaceutical Industries Ltd ADR (Israel)	40,400	2,516,920
Vertex Pharmaceuticals Inc *	34,700	4,093,559

		17,941,140

Industrials - 4.7%

Abengoa SA ‘B’ (Spain)	213,300	773,215
Abengoa SA ADR (Spain)	80,000	1,449,600
Advanced Drainage Systems Inc	26,870	804,488
Pentair PLC (Ireland)	28,800	1,811,232

		4,838,535

Information Technology - 64.5%

21Vianet Group Inc ADR * (Cayman)	26,100	460,926
ACI Worldwide Inc *	136,500	2,956,590
Acxiom Corp *	98,400	1,819,416
Alibaba Group Holding Ltd ADR * (Cayman)	10,700	890,668
Alliance Data Systems Corp *	18,539	5,492,179
Aspen Technology Inc *	81,900	3,152,331
Baidu Inc ADR * (Cayman)	2,400	500,160
Broadcom Corp ‘A’	11,600	502,222
Cree Inc *	41,500	1,472,835
Cypress Semiconductor Corp *	101,400	1,430,754
Dialog Semiconductor PLC * (United Kingdom)	22,300	1,008,509
EPAM Systems Inc *	14,700	900,963
Euronet Worldwide Inc *	59,500	3,495,625
EVERTEC Inc	40,900	894,074
Facebook Inc ‘A’ *	25,700	2,112,925
FLIR Systems Inc	26,600	832,048
Globant SA * (Luxembourg)	37,372	787,054
Google Inc ‘A’ *	2,215	1,228,661
Google Inc ‘C’ *	2,315	1,268,620
IGATE Corp *	88,700	3,783,942
Intel Corp	26,700	834,909
Marvell Technology Group Ltd (Bermuda)	79,300	1,165,710
Micron Technology Inc *	248,600	6,744,518
Microsemi Corp *	71,700	2,538,180
Microsoft Corp	54,100	2,199,435
Mobileye NV * (Netherlands)	30,100	1,265,103
Nanometrics Inc *	23,300	391,906
NXP Semiconductors NV * (Netherlands)	36,700	3,683,212
Photronics Inc *	89,100	757,350
QIWI PLC ADR (Cyprus)	33,400	802,268
Rambus Inc *	107,800	1,355,585
Ruckus Wireless Inc *	63,000	810,810
Semtech Corp *	54,800	1,460,146
Silver Spring Networks Inc *	78,100	698,214
Twitter Inc *	31,800	1,592,544

	Shares	Value
Universal Display Corp *	34,700	$1,622,225
Virtusa Corp *	1,500	62,070
WNS Holdings Ltd ADR * (United Kingdom)	124,900	3,037,568

		66,012,255

Materials - 0.6%

BioAmber Inc *	44,000	383,240
Marrone Bio Innovations Inc *	41,900	162,153

		545,393

Telecommunication Services - 2.1%

China Unicom Hong Kong Ltd (Hong Kong)	518,000	788,873
Windstream Holdings Inc	47,100	348,540
Zayo Group Holdings Inc *	36,700	1,026,132

		2,163,545

Utilities - 0.8%

Abengoa Yield PLC (United Kingdom)	23,200	783,696

Total Common Stocks (Cost $85,598,697)		96,529,546

	Principal Amount

SHORT-TERM INVESTMENT - 8.2%

Repurchase Agreement - 8.2%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $8,438,541; collateralized by Fannie Mae: 6.625% due 11/15/30 and value $8,608,050)	$8,438,541	8,438,541

Total Short-Term Investment (Cost $8,438,541)		8,438,541

TOTAL INVESTMENTS - 102.6% (Cost $94,037,238)		104,968,087

OTHER ASSETS & LIABILITIES, NET - (2.6%)		(2,637,678)

NET ASSETS - 100.0%		$102,330,409

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Semiconductors	21.7%
Data Processing & Outsourced Services	13.4%
Application Software	8.7%
Internet Software & Services	7.9%
Biotechnology	7.7%
IT Consulting & Other Services	6.4%
Consumer Electronics	3.5%
Health Care Technology	3.1%
Others (each less than 3.0%)	22.0%

	94.4%
Short-Term Investment	8.2%
Other Assets & Liabilities, Net	(2.6%	)

	100.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	766	$38,300
Put Options Closed	(766)	(38,300)

Outstanding, March 31, 2015	-	$ -

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$3,527,705	$3,527,705	$-	$-
	Financials	717,277	717,277	-	-
	Health Care	17,941,140	17,941,140	-	-
	Industrials	4,838,535	4,065,320	773,215	-
	Information Technology	66,012,255	65,003,746	1,008,509	-
	Materials	545,393	545,393	-	-
	Telecommunication Services	2,163,545	1,374,672	788,873	-
	Utilities	783,696	783,696	-	-

		96,529,546	93,958,949	2,570,597	-

	Short-Term Investment	8,438,541	-	8,438,541	-

	Total	$104,968,087	$93,958,949	$11,009,138	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$843,660

Total Warrants (Cost $804,480)		843,660

PREFERRED STOCKS - 2.7%

Brazil - 1.9%

Cia Brasileira de Distribuicao ‘A’	301,700	9,051,331
Lojas Americanas SA	4,372,375	22,536,250

		31,587,581

Colombia - 0.7%

Banco Davivienda SA	573,648	5,582,036
Bancolombia SA ADR	178,680	7,027,485

		12,609,521

India - 0.1%

Zee Entertainment Enterprises Ltd	84,748,734	1,124,002

Total Preferred Stocks (Cost $48,325,901)		45,321,104

COMMON STOCKS - 93.0%

Bermuda - 1.1%

Jardine Strategic Holdings Ltd (XSES)	520,840	18,196,223

Brazil - 6.3%

Ambev SA ADR	2,258,430	13,008,557
B2W Cia Digital *	685,294	4,283,691
BM&FBovespa SA	5,037,943	17,616,344
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,535,900	6,376,424
Diagnosticos da America SA	1,311,500	3,694,250
Embraer SA ADR	602,323	18,521,432
Estacio Participacoes SA	1,891,000	10,984,989
Kroton Educacional SA	1,712,557	5,521,521
Natura Cosmeticos SA	848,750	7,153,695
Sul America SA	1,241,041	5,525,589
Telefonica Brasil SA ADR	982,110	15,016,462

		107,702,954

Canada - 0.0%

First Quantum Minerals Ltd	16,313	197,706

Cayman - 15.0%

Alibaba Group Holding Ltd ADR *	174,000	14,483,760
Baidu Inc ADR *	362,020	75,444,968
Homeinns Hotel Group ADR *	298,480	7,065,022
JD.com Inc ADR *	872,718	25,640,455
Melco Crown Entertainment Ltd ADR	754,960	16,201,442
New Oriental Education & Technology Group Inc ADR *	822,980	18,245,466
Qunar Cayman Islands Ltd ADR *	239,900	9,895,875
SOHO China Ltd	9,358,000	6,371,550
Tencent Holdings Ltd	2,723,618	51,488,999
Tingyi Cayman Islands Holding Corp	9,756,000	21,014,264
Want Want China Holdings Ltd	7,808,000	8,294,535

		254,146,336

	Shares	Value
China - 3.5%

China Life Insurance Co Ltd ‘H’	3,428,000	$15,074,603
China Oilfield Services Ltd ‘H’	4,854,000	8,069,272
China Pacific Insurance Group Co Ltd ‘H’	1,899,400	9,047,817
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	2,564,000	2,251,948
Sinopharm Group Co Ltd ‘H’	4,645,200	18,919,670
Tsingtao Brewery Co Ltd ‘H’	1,022,000	6,854,717

		60,218,027

Colombia - 2.0%

Almacenes Exito SA	686,278	6,598,827
Almacenes Exito SA GDR ~	499,878	4,760,688
Grupo Aval Acciones y Valores ADR (NYSE)	1,520,010	13,634,490
Grupo de Inversiones Suramericana SA	658,122	8,494,836

		33,488,841

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,263,060	9,318,231

France - 3.5%

Casino Guichard Perrachon SA	4,280	378,617
Kering	50,576	9,885,742
LVMH Moet Hennessy Louis Vuitton SE	178,592	31,518,280
Pernod Ricard SA	147,111	17,359,709

		59,142,348

Hong Kong - 4.7%

AIA Group Ltd	4,155,800	26,046,496
Galaxy Entertainment Group Ltd	1,648,000	7,472,330
Hang Lung Group Ltd	1,748,000	7,976,818
Hang Lung Properties Ltd	8,208,000	23,109,683
Hong Kong Exchanges & Clearing Ltd	619,425	15,143,854
SJM Holdings Ltd	337,000	439,186

		80,188,367

India - 15.9%

Ambuja Cements Ltd	1,979,887	8,076,426
Apollo Hospitals Enterprise Ltd	537,014	11,742,208
Asian Paints Ltd	203,968	2,643,553
Cipla Ltd	821,820	9,352,943
Colgate-Palmolive India Ltd	158,751	5,126,390
Divi’s Laboratories Ltd	37,346	1,063,016
Dr Reddy’s Laboratories Ltd	293,196	16,480,648
Glenmark Pharmaceuticals Ltd	396,660	4,994,700
Housing Development Finance Corp Ltd	2,927,729	61,534,956
ICICI Bank Ltd ADR	2,557,540	26,496,114
Infosys Ltd	1,566,324	55,434,573
Kotak Mahindra Bank Ltd	208,541	4,370,398
Larsen & Toubro Ltd	186,867	5,132,881
Lupin Ltd	109,361	3,521,410
Sun Pharmaceutical Industries Ltd	554,042	9,046,624
Tata Consultancy Services Ltd	485,614	19,803,472
Ultratech Cement Ltd	172,464	7,929,006
Zee Entertainment Enterprises Ltd	3,047,458	16,622,245

		269,371,563

Indonesia - 2.9%

P.T. Astra International Tbk	46,098,400	30,193,068
P.T. Indocement Tunggal Prakarsa Tbk	4,563,700	7,645,374
P.T. Semen Indonesia Persero Tbk	7,102,500	7,398,446
P.T. Unilever Indonesia Tbk	1,448,500	4,388,129

		49,625,017

Italy - 2.0%

Prada SPA	5,583,800	33,816,806

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Luxembourg - 0.9%

Tenaris SA ADR	522,230	$14,622,440

Malaysia - 1.1%

Genting Bhd	7,627,500	18,524,945

Mexico - 7.5%

Alfa SAB de CV ‘A’ *	915,299	1,848,180
America Movil SAB de CV ‘L’ ADR	1,537,370	31,454,590
Fomento Economico Mexicano SAB de CV *	1,762,706	16,537,900
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	381,717	5,143,113
Grupo Financiero Banorte SAB de CV ‘O’	4,460,677	25,886,461
Grupo Financiero Inbursa SAB de CV ‘O’	6,428,303	16,233,535
Grupo Televisa SAB ADR *	699,860	23,102,379
Wal-Mart de Mexico SAB de CV	2,686,236	6,711,407

		126,917,565

Netherlands - 1.2%

Yandex NV ‘A’ *	1,300,460	19,721,476

Nigeria - 1.0%

Guaranty Trust Bank PLC	35,393,250	4,667,535
Nigerian Breweries PLC	10,072,770	7,271,826
Zenith Bank PLC	56,466,824	5,951,640

		17,891,001

Philippines - 2.4%

Jollibee Foods Corp	2,042,458	10,047,973
SM Investments Corp	811,543	16,324,786
SM Prime Holdings Inc	32,541,275	14,531,564

		40,904,323

Russia - 5.3%

Alrosa AO *	8,850,756	10,943,190
Magnit PJSC (RTS) *	254,046	49,534,071
NOVATEK OAO GDR (LI) ~	407,402	30,353,330

		90,830,591

South Africa - 0.9%

MTN Group Ltd	876,678	14,774,667

South Korea - 1.0%

NAVER Corp	29,240	17,646,311

Switzerland - 1.2%

Cie Financiere Richemont SA ~	252,804	20,352,052

Taiwan - 3.4%

MediaTek Inc	1,576,000	21,303,367
Taiwan Semiconductor Manufacturing Co Ltd	7,842,376	36,383,294

		57,686,661

Thailand - 1.2%

Airports of Thailand PCL	442,400	3,799,258
CP ALL PCL	12,592,200	15,861,971

		19,661,229

Turkey - 1.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS *	995,309	8,331,379
BIM Birlesik Magazalar AS	384,786	6,823,687

	Shares	Value
Haci Omer Sabanci Holding AS	3,919,569	$13,817,290
Ulker Biskuvi Sanayi AS	492,082	3,698,444

		32,670,800

United Arab Emirates - 1.2%

DP World Ltd (NASDAQ)	958,736	20,708,698

United Kingdom - 4.5%

Genel Energy PLC *	289,499	2,019,334
Glencore PLC *	6,221,859	26,193,946
Old Mutual PLC (XJSE)	6,219,047	20,584,769
SABMiller PLC	345,970	18,104,169
Tullow Oil PLC	2,122,583	8,863,276

		75,765,494

United States - 0.9%

MercadoLibre Inc	126,610	15,512,257

Total Common Stocks (Cost $1,497,103,853)		1,579,602,929

	Principal Amount

SHORT-TERM INVESTMENT - 4.4%

Repurchase Agreement - 4.4%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $74,509,591; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $76,004,831)	$74,509,591	74,509,591

Total Short-Term Investment (Cost $74,509,591)		74,509,591

TOTAL INVESTMENTS - 100.1% (Cost $1,620,743,825)		1,700,277,284

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,829,362)

NET ASSETS - 100.0%		$1,698,447,922

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.4%
Consumer Discretionary	19.4%
Information Technology	19.3%
Consumer Staples	13.9%
Industrials	5.3%
Health Care	4.8%
Short-Term Investment	4.4%
Materials	4.2%
Energy	3.8%
Telecommunication Services	3.6%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$843,660	$843,660	$-	$-
	Preferred Stocks (1)	45,321,104	45,321,104	-	-
	Common Stocks
	Bermuda	18,196,223	-	18,196,223	-
	Brazil	107,702,954	107,702,954	-	-
	Canada	197,706	197,706	-	-
	Cayman	254,146,336	166,976,988	87,169,348	-
	China	60,218,027	-	60,218,027	-
	Colombia	33,488,841	28,728,153	4,760,688	-
	Egypt	9,318,231	-	9,318,231	-
	France	59,142,348	-	59,142,348	-
	Hong Kong	80,188,367	-	80,188,367	-
	India	269,371,563	26,496,114	242,875,449	-
	Indonesia	49,625,017	-	49,625,017	-
	Italy	33,816,806	-	33,816,806	-
	Luxembourg	14,622,440	14,622,440	-	-
	Malaysia	18,524,945	-	18,524,945	-
	Mexico	126,917,565	126,917,565	-	-
	Netherlands	19,721,476	19,721,476	-	-
	Nigeria	17,891,001	17,891,001	-	-
	Philippines	40,904,323	-	40,904,323	-
	Russia	90,830,591	4,412,700	86,417,891	-
	South Africa	14,774,667	-	14,774,667	-
	South Korea	17,646,311	-	17,646,311	-
	Switzerland	20,352,052	-	20,352,052	-
	Taiwan	57,686,661	-	57,686,661	-
	Thailand	19,661,229	-	19,661,229	-
	Turkey	32,670,800	-	32,670,800	-
	United Arab Emirates	20,708,698	20,708,698	-	-
	United Kingdom	75,765,494	-	75,765,494	-
	United States	15,512,257	15,512,257	-	-

		1,579,602,929	549,888,052	1,029,714,877	-

	Short-Term Investment	74,509,591	-	74,509,591	-

	Total	$1,700,277,284	$596,052,816	$1,104,224,468	$-

During the three-month period ended March 31, 2015, an investment with a value of $9,318,231 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $104,368,453 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Brazil - 0.6%

Itau Unibanco Holding SA ADR	1,315,872	$14,553,544

Total Preferred Stocks (Cost $19,335,755)		14,553,544

COMMON STOCKS - 98.7%

Australia - 0.4%

Orica Ltd	667,973	10,136,545

Belgium - 0.5%

KBC Groep NV *	222,660	13,777,323

Bermuda - 1.4%

Global Brands Group Holding Ltd *	48,010,699	9,384,537
Li & Fung Ltd	26,749,980	26,093,611

		35,478,148

Canada - 4.1%

Canadian National Railway Co (NYSE)	833,515	55,737,148
Loblaw Cos Ltd	410,290	20,058,550
Suncor Energy Inc (TSE)	172,645	5,044,879
Valeant Pharmaceuticals International Inc (NYSE) *	109,725	21,793,580

		102,634,157

Cayman - 0.1%

Alibaba Group Holding Ltd ADR *	44,222	3,681,039

Denmark - 0.6%

Carlsberg AS ‘B’	187,363	15,471,329

France - 13.4%

Air Liquide SA	424,562	54,611,414
Bureau Veritas SA	486,040	10,446,221
Danone SA	771,851	51,943,382
Dassault Systemes	211,124	14,304,315
GDF Suez	1,356,560	26,842,888
Hermes International	14,429	5,093,395
Legrand SA	223,392	12,039,463
LVMH Moet Hennessy Louis Vuitton SE	269,608	47,580,970
Pernod Ricard SA	462,119	54,531,961
Schneider Electric SE (XPAR)	746,244	58,045,621

		335,439,630

Germany - 13.3%

Bayer AG	709,859	106,660,048
Beiersdorf AG	455,938	39,656,460
Linde AG	252,093	51,394,004
Merck KGaA	435,849	48,915,342
MTU Aero Engines AG	133,243	13,083,679
ProSiebenSat.1 Media AG	629,453	30,932,645
SAP SE	597,030	43,353,720

		333,995,898

Hong Kong - 2.1%

AIA Group Ltd	8,251,551	51,716,633

Israel - 0.4%

Check Point Software Technologies Ltd *	121,860	9,988,864

	Shares	Value
Japan - 12.8%

Denso Corp	1,095,900	$50,033,501
FANUC Corp	159,500	34,855,006
Honda Motor Co Ltd	1,604,300	52,139,483
Hoya Corp	1,478,400	59,304,548
Inpex Corp	2,199,900	24,271,396
Japan Tobacco Inc	817,200	25,820,180
Kyocera Corp	547,100	30,026,953
Shin-Etsu Chemical Co Ltd	246,600	16,120,091
Terumo Corp	1,077,500	28,438,773

		321,009,931

Netherlands - 7.1%

Akzo Nobel NV	590,481	44,702,300
Heineken NV	245,772	18,767,240
ING Groep NV CVA *	3,965,270	58,160,096
Randstad Holding NV	918,843	55,787,734

		177,417,370

Russia - 0.2%

Sberbank of Russia ADR (LON)	599,918	2,632,881
Sberbank of Russia ADR (OTC)	668,934	2,923,242

		5,556,123

Singapore - 2.1%

DBS Group Holdings Ltd	2,731,014	40,412,422
Singapore Telecommunications Ltd Board Lot 10	3,838,649	12,213,080

		52,625,502

South Korea - 0.7%

Samsung Electronics Co Ltd	14,059	18,224,717

Spain - 1.2%

Amadeus IT Holding SA ‘A’	681,280	29,214,453

Sweden - 1.3%

Hennes & Mauritz AB ‘B’	826,176	33,487,170

Switzerland - 11.1%

Julius Baer Group Ltd	424,231	21,271,756
Kuehne + Nagel International AG	72,779	10,816,577
Nestle SA	1,122,296	84,732,708
Novartis AG	360,614	35,660,814
Roche Holding AG (XVTX)	196,710	54,241,346
Sonova Holding AG	129,233	17,922,517
UBS Group AG (XVTX)	2,911,011	54,632,781

		279,278,499

Taiwan - 2.8%

Hon Hai Precision Industry Co Ltd	4,989,049	14,584,481
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,382,968	55,952,089

		70,536,570

Thailand - 0.3%

Kasikornbank PCL	1,071,600	7,562,591

United Kingdom - 20.8%

Barclays PLC	6,968,787	25,005,314
BG Group PLC	2,122,108	26,069,319
Compass Group PLC	4,504,787	78,238,401
Delphi Automotive PLC	294,887	23,514,289
Diageo PLC	1,207,617	33,297,868
Hays PLC	2,442,723	5,523,790

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
HSBC Holdings PLC (LI)	5,448,569	$46,368,286
Prudential PLC	1,142,600	28,291,014
Reckitt Benckiser Group PLC	582,233	49,899,785
Rio Tinto PLC	685,829	28,017,509
Rolls-Royce Holdings PLC *	1,839,485	25,969,145
Sky PLC	1,963,135	28,888,117
Smiths Group PLC	1,446,690	23,953,851
Standard Chartered PLC	1,644,976	26,635,011
WPP PLC	3,202,391	72,625,105

		522,296,804

United States - 2.0%

NCR Corp *	138,772	4,095,162
Yum! Brands Inc	589,261	46,386,626

		50,481,788

Total Common Stocks (Cost $2,150,200,507)		2,480,011,084

	Principal Amount

SHORT-TERM INVESTMENTS - 0.3%

Commercial Paper - 0.2%

General Electric Co 0.081% due 04/01/15	$3,996,000	3,995,989

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $2,980,545; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $3,045,563)	2,980,545	2,980,545

Total Short-Term Investments (Cost $6,976,545)		6,976,534

TOTAL INVESTMENTS - 99.6% (Cost $2,176,512,807)		2,501,541,162

OTHER ASSETS & LIABILITIES, NET - 0.4%		9,787,148

NET ASSETS - 100.0%		$2,511,328,310

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	20.1%
Consumer Staples	15.7%
Financials	15.7%
Health Care	12.5%
Industrials	12.2%
Information Technology	11.2%
Materials	8.2%
Others (each less than 3.0%)	4.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$14,553,544	$14,553,544	$-	$-
	Common Stocks
	Australia	10,136,545	-	10,136,545	-
	Belgium	13,777,323	-	13,777,323	-
	Bermuda	35,478,148	-	35,478,148	-
	Canada	102,634,157	102,634,157	-	-
	Cayman	3,681,039	3,681,039	-	-
	Denmark	15,471,329	-	15,471,329	-
	France	335,439,630	-	335,439,630	-
	Germany	333,995,898	-	333,995,898	-
	Hong Kong	51,716,633	-	51,716,633	-
	Israel	9,988,864	9,988,864	-	-
	Japan	321,009,931	-	321,009,931	-
	Netherlands	177,417,370	-	177,417,370	-
	Russia	5,556,123	2,923,242	2,632,881	-
	Singapore	52,625,502	-	52,625,502	-
	South Korea	18,224,717	-	18,224,717	-
	Spain	29,214,453	-	29,214,453	-
	Sweden	33,487,170	-	33,487,170	-
	Switzerland	279,278,499	-	279,278,499	-
	Taiwan	70,536,570	55,952,089	14,584,481	-
	Thailand	7,562,591	-	7,562,591	-
	United Kingdom	522,296,804	23,514,289	498,782,515	-
	United States	50,481,788	50,481,788	-	-

		2,480,011,084	249,175,468	2,230,835,616	-

	Short-Term Investments	6,976,534	-	6,976,534	-

	Total	$2,501,541,162	$263,729,012	$2,237,812,150	$-

During the three-month period ended March 31, 2015, an investment with a value of $54,632,781 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Australia - 4.8%

Aristocrat Leisure Ltd	761,846	$4,868,787
Arrium Ltd	6,219,400	797,783
Beach Energy Ltd	2,020,690	1,550,118
carsales.com Ltd	250,433	1,965,672
CSR Ltd	1,470,600	4,500,449
Echo Entertainment Group Ltd	1,265,102	4,340,057
Federation Centres REIT	2,701,749	6,240,939
Genworth Mortgage Insurance Australia Ltd	846,429	2,120,655
Grange Resources Ltd	4,091,556	357,325
iiNET Ltd	906,473	6,083,173
JB Hi-Fi Ltd	235,653	3,342,874
M2 Group Ltd	453,631	3,496,434
Orora Ltd	2,772,549	4,779,746
OzForex Group Ltd	1,278,714	2,349,259
PanAust Ltd	1,463,872	1,901,668
Spark Infrastructure Group >>	1,211,096	1,821,839
TPG Telecom Ltd	973,502	6,768,200
Veda Group Ltd	1,183,755	2,087,336
Western Areas Ltd	536,880	1,445,271

		60,817,585

Austria - 0.3%

Oesterreichische Post AG	66,894	3,294,174

Belgium - 0.6%

bpost SA	218,060	6,120,014
Nyrstar NV *	402,709	1,576,708

		7,696,722

Bermuda - 1.9%

BW LPG Ltd ~	202,395	1,630,346
Catlin Group Ltd	680,472	7,161,435
Kerry Properties Ltd	670,371	2,332,767
Orient Overseas International Ltd	558,000	3,408,065
SmarTone Telecommunications Holdings Ltd	1,747,500	3,329,202
Tsakos Energy Navigation Ltd	444,300	3,634,374
Yue Yuen Industrial Holdings Ltd	825,500	2,913,894

		24,410,083

Brazil - 0.1%

Sao Martinho SA	119,614	1,450,412

Canada - 7.3%

Ag Growth International Inc	23,327	947,777
B2Gold Corp *	834,700	1,245,575
Bankers Petroleum Ltd *	854,500	1,828,349
Bonavista Energy Corp	327,460	1,649,516
Calfrac Well Services Ltd	214,600	1,413,102
CCL Industries Inc ‘B’	34,640	3,897,359
Choice Properties REIT	282,500	2,522,660
Cogeco Cable Inc	103,600	5,554,835
Constellation Software Inc	18,979	6,559,747
Enerflex Ltd	342,800	4,157,284
Gibson Energy Inc	175,950	3,609,159
Great Canadian Gaming Corp *	150,600	2,741,965
Lake Shore Gold Corp *	1,583,200	1,287,510
Leucrotta Exploration Inc *	595,400	465,395
Linamar Corp	84,900	5,234,567
Long Run Exploration Ltd	247,091	134,612
Lucara Diamond Corp	1,411,300	1,983,431
Martinrea International Inc	213,300	2,118,601
Merus Labs International Inc *	1,711,700	3,608,416
Parex Resources Inc *	287,700	1,833,121
Parkland Fuel Corp	328,400	6,448,469

	Shares	Value
Pason Systems Inc	110,100	$1,735,104
Petrowest Corp ‘A’ *	2,425,000	689,274
Progressive Waste Solutions Ltd	131,100	3,848,484
Ritchie Bros Auctioneers Inc	147,700	3,683,900
Sandvine Corp *	1,268,100	3,664,479
Sierra Wireless Inc *	12,670	419,250
Stantec Inc (TSE)	7,608	182,068
The Intertain Group Ltd	250,300	3,347,741
The Jean Coutu Group PJC Inc ‘A’	234,000	5,001,287
Transcontinental Inc ‘A’	237,300	3,278,789
Trinidad Drilling Ltd	379,900	1,220,791
Western Energy Services Corp	338,600	1,660,184
Westshore Terminals Investment Corp	121,000	2,983,562

		90,956,363

Cayman - 0.8%

AMVIG Holdings Ltd	2,232,000	997,117
Lifestyle International Holdings Ltd	1,311,500	2,334,897
Phoenix Group Holdings	194,421	2,343,179
The United Laboratories International Holdings Ltd *	4,340,000	2,034,100
Value Partners Group Ltd	2,333,000	2,200,865

		9,910,158

Denmark - 3.1%

NKT Holding AS	58,497	3,742,875
Pandora AS	98,847	9,011,509
Royal Unibrew AS *	41,465	6,956,193
Sydbank AS	78,323	2,453,580
Topdanmark AS *	195,760	5,866,247
Tryg AS	58,297	6,868,863
Vestas Wind Systems AS	91,577	3,791,582

		38,690,849

Finland - 0.6%

Tieto OYJ	179,523	4,220,674
Valmet OYJ	300,101	3,598,734

		7,819,408

France - 4.7%

CNP Assurances	338,418	5,919,827
Ipsen SA	64,288	3,041,478
IPSOS	95,008	2,656,319
Mercialys SA REIT	205,048	5,211,016
Peugeot SA *	358,911	6,015,541
SCOR SE	200,855	6,784,102
Societe BIC SA	21,712	3,092,342
Technicolor SA *	715,753	4,622,026
UBISOFT Entertainment *	158,436	2,929,567
Valeo SA	79,057	11,818,356
Veolia Environnement SA	339,288	6,422,781

		58,513,355

Germany - 6.0%

Aareal Bank AG	94,579	3,995,972
Aurubis AG	77,141	4,376,927
Duerr AG	58,378	6,433,779
Freenet AG	139,565	4,213,110
Hannover Rueck SE	84,554	8,745,987
HOCHTIEF AG	50,153	3,805,861
Kloeckner & Co SE *	179,800	1,725,600
Krones AG	42,543	4,429,386
Nordex SE *	276,800	5,637,865
Norma Group SE	85,500	4,308,090
ProSiebenSat.1 Media AG	98,250	4,828,212
RHOEN KLINIKUM AG	187,600	4,665,569
Software AG	99,350	2,590,743
Symrise AG	98,250	6,214,413
Talanx AG	111,016	3,485,873
United Internet AG	134,857	6,148,699

		75,606,086

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Ireland - 1.8%

DCC PLC	135,836	$8,104,267
Greencore Group PLC	587,055	2,806,700
ICON PLC *	96,000	6,770,880
Smurfit Kappa Group PLC	173,219	4,860,826

		22,542,673

Israel - 0.5%

Cellcom Israel Ltd *	207,613	1,002,017
Mizrahi Tefahot Bank Ltd *	298,450	3,029,932
Orbotech Ltd *	154,300	2,473,429

		6,505,378

Italy - 1.9%

A2A SPA	3,730,731	3,878,638
Autogrill SPA *	328,217	3,183,983
Banca Popolare di Milano Scarl *	4,230,700	4,268,139
Brembo SPA	164,848	6,725,858
De’ Longhi SPA	259,182	5,623,605

		23,680,223

Japan - 21.6%

ADEKA Corp	244,400	3,163,044
Ain Pharmaciez Inc	93,000	3,683,107
Alpine Electronics Inc	191,600	3,195,223
Ardepro Co Ltd *	1,090,200	1,253,272
Bando Chemical Industries Ltd	429,000	1,662,360
Calbee Inc	148,300	6,446,762
Calsonic Kansei Corp	600,000	3,983,228
COMSYS Holdings Corp	210,200	2,599,454
Daihen Corp	826,000	4,066,779
EDION Corp	420,300	3,165,838
Eiken Chemical Co Ltd	194,500	3,184,405
Enplas Corp	57,300	2,303,363
Freebit Co Ltd	120,100	1,210,174
Fudo Tetra Corp	1,410,400	2,796,232
Fuji Electric Co Ltd	570,000	2,692,872
Fujitsu General Ltd	247,000	3,243,978
GCA Savvian Corp	247,300	2,967,884
Haseko Corp	906,000	8,840,850
Hitachi Maxell Ltd	146,200	2,531,850
Ichiyoshi Securities Co Ltd	235,900	2,557,353
Ishihara Sangyo Kaisha Ltd *	3,012,000	2,909,822
Japan Airlines Co Ltd	180,600	5,629,132
Japan Aviation Electronics Industry Ltd	220,000	5,307,203
Kaken Pharmaceutical Co Ltd	133,000	3,841,562
Kanamoto Co Ltd	90,600	2,610,964
Kawasaki Kisen Kaisha Ltd	898,000	2,416,262
Kinden Corp	282,000	3,528,869
Kissei Pharmaceutical Co Ltd	136,600	4,267,403
Konoike Transport Co Ltd	266,000	2,821,793
Kose Corp	137,900	7,619,194
Kyowa Exeo Corp	225,200	2,417,764
Kyudenko Corp	200,000	2,185,806
Leopalace21 Corp *	657,609	3,445,128
Meitec Corp	87,700	2,940,591
Misawa Homes Co Ltd	94,276	822,634
Mitsubishi Steel Manufacturing Co Ltd	981,000	2,067,581
NEC Networks & System Integration Corp	115,600	2,329,540
NHK Spring Co Ltd	391,100	4,082,913
Nichi-iko Pharmaceutical Co Ltd	158,800	3,662,549
Nichiha Corp	379,100	4,435,659
Nikkiso Co Ltd	324,100	2,902,329
Nippon Suisan Kaisha Ltd	1,016,700	3,092,607
Nissha Printing Co Ltd	132,200	2,413,072
Nisshin Steel Co Ltd	232,300	2,899,484
Nitto Kogyo Corp	144,700	2,694,664
OKI Electric Cable Co Ltd	879,000	2,381,546
Open House Co Ltd	199,000	4,664,186
Roland DG Corp	130,200	3,526,178

	Shares	Value
Round One Corp	439,900	$2,496,344
Sanden Corp	557,000	2,491,302
Sanwa Holdings Corp	585,000	4,345,079
SCREEN Holdings Co Ltd	676,000	5,121,464
Seikitokyu Kogyo Co Ltd	484,000	2,088,952
Seino Holdings Co Ltd	401,000	4,353,924
Senshu Ikeda Holdings Inc	377,500	1,795,650
Ship Healthcare Holdings Inc	101,600	2,319,858
Showa Corp	549,000	5,550,197
SKY Perfect JSAT Holdings Inc	636,300	3,954,061
Square Enix Holdings Co Ltd	165,200	3,541,645
Star Micronics Co Ltd	174,100	2,442,873
Sumitomo Osaka Cement Co Ltd	1,224,000	3,762,895
Tabuchi Electric Co Ltd	258,000	2,946,647
Tadano Ltd	206,000	2,773,458
Takara Leben Co Ltd	823,700	4,418,598
Takuma Co Ltd	345,000	2,707,477
The Hiroshima Bank Ltd	92,000	496,369
Toho Gas Co Ltd	657,000	3,835,416
Toho Zinc Co Ltd	801,000	2,527,645
Tosoh Corp	1,465,000	7,392,170
Toyo Tire & Rubber Co Ltd	416,500	7,473,108
TS Tech Co Ltd	141,600	3,821,118
Tsuruha Holdings Inc	59,600	4,569,880
Ulvac Inc *	375,664	5,783,216
Usen Corp *	1,379,420	4,138,851
Voyage Group Inc *	113,600	2,247,111
Wakachiku Construction Co Ltd	2,293,000	3,553,391
Yamaichi Electronics Co Ltd	406,400	3,201,526
Yamatane Corp	1,356,000	1,975,733
Zenkoku Hosho Co Ltd	80,600	3,023,868

		270,614,289

Luxembourg - 0.4%

APERAM SA *	125,637	5,044,492

Malta - 0.3%

Unibet Group PLC SDR	58,317	3,199,303

Multi-National - 0.6%

HK Electric Investments & HK Electric Investments Ltd ~ >>	4,730,500	3,244,721
HKT Trust & HKT Ltd >>	3,339,000	4,292,952

		7,537,673

Netherlands - 1.2%

AVG Technologies NV *	123,279	2,668,990
Boskalis Westminster NV	88,456	4,355,544
Delta Lloyd NV	209,000	3,929,695
Mota-Engil Africa NV *	13,230	110,835
PostNL NV *	893,047	3,803,620

		14,868,684

New Zealand - 0.9%

Fisher & Paykel Healthcare Corp Ltd	825,295	4,052,809
Meridian Energy Ltd	2,656,719	4,017,378
SKY Network Television Ltd	830,801	3,667,139

		11,737,326

Norway - 0.2%

Storebrand ASA *	711,736	2,586,144

Portugal - 0.8%

CTT-Correios de Portugal SA	274,992	2,947,909
NOS SGPS	565,800	4,090,125
REN-Redes Energeticas Nacionais SGPS SA	840,023	2,462,885

		9,500,919

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Singapore - 0.9%

Mapletree Industrial Trust REIT	2,810,000	$3,232,392
Mapletree Logistics Trust REIT	2,800,000	2,538,500
Singapore Post Ltd	1,973,000	2,815,391
Yangzijiang Shipbuilding Holdings Ltd	3,000,000	2,760,625

		11,346,908

South Korea - 3.6%

Bluecom Co Ltd	200,901	2,512,232
Chong Kun Dang Pharmaceutical Corp	32,328	1,980,931
Chongkundang Holdings Corp	17,697	1,086,422
CJ CheilJedang Corp	8,622	2,932,570
Dongbu Insurance Co Ltd	72,800	3,244,562
Hanjin Shipping Co Ltd *	465,567	2,948,828
Hyundai Development Co-Engineering & Construction	76,661	3,932,662
Hyundai Securities Co Ltd	468,571	3,562,776
LF Corp	94,800	2,707,686
LIG Insurance Co Ltd	150,310	3,088,565
Mirae Asset Securities Co Ltd	58,749	2,766,789
Osstem Implant Co Ltd *	93,883	3,950,756
SKC Co Ltd	89,728	2,909,891
SKCKOLONPI Inc *	263,097	2,581,770
TES Co Ltd	103,096	1,469,569
Tongyang Life Insurance	301,511	3,151,463

		44,827,472

Spain - 2.6%

Acerinox SA	354,801	5,952,441
Bolsas y Mercados Espanoles SA	177,378	7,897,562
Cia de Distribucion Integral Logista Holdings SA *	132,672	2,860,045
Gamesa Corp Tecnologica SA *	508,988	6,414,754
Red Electrica Corp SA	82,566	6,699,130
Zeltia SA *	720,574	3,132,701

		32,956,633

Sweden - 2.3%

BillerudKorsnas AB	174,878	2,823,263
Hemfosa Fastigheter AB *	114,637	2,615,737
Holmen AB ‘B’	106,198	3,587,492
Intrum Justitia AB	234,779	6,595,477
JM AB	162,700	5,418,281
Meda AB ‘A’	434,436	6,867,385
Medivir AB ‘B’ *	163,800	1,487,587

		29,395,222

Switzerland - 10.2%

Actelion Ltd	70,570	8,171,068
Adecco SA	119,180	9,928,396
Ascom Holding AG	144,000	2,474,896
Autoneum Holding AG	15,900	3,509,702
Baloise Holding AG	50,806	6,714,709
Cembra Money Bank AG	43,251	2,650,180
Chocoladefabriken Lindt & Sprungli AG-Participation Certificates	957	5,128,080
EMS-Chemie Holding AG	10,581	4,304,102
Flughafen Zuerich AG	8,102	6,382,596
Forbo Holding AG	6,200	7,375,087
GAM Holding AG	255,290	5,293,548
Geberit AG	15,760	5,916,235
Georg Fischer AG	9,499	6,490,298
Givaudan SA	6,977	12,597,686
Helvetia Holding AG	6,893	3,705,857
Implenia AG	29,092	1,908,682
Lonza Group AG	42,352	5,290,546
Partners Group Holding AG	9,503	2,832,790
Rieter Holding AG	12,473	1,976,502
Sika AG	723	2,586,583

	Shares	Value
Straumann Holding AG	28,790	$7,852,903
Swiss Life Holding AG	36,300	8,979,163
Temenos Group AG	171,577	5,903,757

		127,973,366

United Kingdom - 18.6%

3i Group PLC	1,343,880	9,611,525
Acacia Mining PLC	619,715	2,407,380
Ashtead Group PLC	364,865	5,860,015
AVEVA Group PLC	125,298	2,741,430
Barratt Developments PLC	422,046	3,304,875
Beazley PLC	1,034,000	4,396,212
Bellway PLC	288,264	8,465,193
Berendsen PLC	268,000	4,434,070
Berkeley Group Holdings PLC	242,129	9,431,203
Betfair Group PLC	170,625	5,639,273
Bodycote PLC	716,308	7,628,404
Booker Group PLC	2,603,207	5,624,934
Britvic PLC	403,051	4,366,510
Cable & Wireless Communications PLC	5,355,520	4,836,959
Cairn Energy PLC *	1,299,800	3,010,676
Carillion PLC	802,372	3,884,287
Close Brothers Group PLC	390,964	9,030,872
Dialog Semiconductor PLC *	241,625	10,927,397
Dixons Carphone PLC	1,490,336	9,118,576
Domino’s Pizza Group PLC	218,390	2,511,067
easyJet PLC	229,162	6,394,938
Go-Ahead Group PLC	186,593	6,446,520
Hikma Pharmaceuticals PLC	145,904	4,596,532
Inchcape PLC	404,534	4,753,741
Intermediate Capital Group PLC	368,053	2,748,012
John Wood Group PLC	293,900	2,764,190
Just Retirement Group PLC	1,128,400	2,752,128
Kier Group PLC	119,408	2,804,634
Londonmetric Property PLC REIT	1,612,348	3,869,739
Micro Focus International PLC	277,327	4,847,863
Mondi PLC	570,699	10,932,060
Northgate PLC	690,681	6,055,508
Optimal Payments PLC *	312,854	2,443,879
Pace PLC	937,667	4,796,754
Persimmon PLC *	221,346	5,457,690
QinetiQ Group PLC	1,262,679	3,573,903
Rexam PLC	333,976	2,865,461
Rightmove PLC	85,356	3,789,375
RPC Group PLC	339,408	2,920,793
Savills PLC	249,395	3,002,350
Segro PLC REIT	932,377	5,764,018
Soco International PLC *	525,800	1,216,100
Taylor Wimpey PLC	4,698,249	10,787,120
Travis Perkins PLC	152,222	4,397,020
WH Smith PLC	138,051	2,658,628
WS Atkins PLC	147,808	2,789,010

		232,658,824

Total Common Stocks (Cost $1,012,143,247)		1,236,140,724

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $11,112,951; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $11,337,175)	$11,112,951	$11,112,951

Total Short-Term Investment (Cost $11,112,951)		11,112,951

TOTAL INVESTMENTS - 99.5% (Cost $1,023,256,198)		1,247,253,675

OTHER ASSETS & LIABILITIES, NET - 0.5%		6,333,950

NET ASSETS - 100.0%		$1,253,587,625

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.1%
Consumer Discretionary	19.5%
Financials	17.4%
Materials	10.1%
Information Technology	8.8%
Health Care	7.1%
Consumer Staples	4.9%
Energy	3.3%
Others (each less than 3.0%)	6.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$60,817,585	$-	$60,817,585	$-
	Austria	3,294,174	-	3,294,174	-
	Belgium	7,696,722	-	7,696,722	-
	Bermuda	24,410,083	3,634,374	20,775,709	-
	Brazil	1,450,412	1,450,412	-	-
	Canada	90,956,363	90,956,363	-	-
	Cayman	9,910,158	-	9,910,158	-
	Denmark	38,690,849	-	38,690,849	-
	Finland	7,819,408	-	7,819,408	-
	France	58,513,355	-	58,513,355	-
	Germany	75,606,086	-	75,606,086	-
	Ireland	22,542,673	6,770,880	15,771,793	-
	Israel	6,505,378	2,473,429	4,031,949	-
	Italy	23,680,223	-	23,680,223	-
	Japan	270,614,289	-	270,614,289	-
	Luxembourg	5,044,492	-	5,044,492	-
	Malta	3,199,303	-	3,199,303	-
	Multi-National	7,537,673	-	7,537,673	-
	Netherlands	14,868,684	2,668,990	12,199,694	-
	New Zealand	11,737,326	-	11,737,326	-
	Norway	2,586,144	-	2,586,144	-
	Portugal	9,500,919	-	9,500,919	-
	Singapore	11,346,908	-	11,346,908	-
	South Korea	44,827,472	-	44,827,472	-
	Spain	32,956,633	-	32,956,633	-
	Sweden	29,395,222	-	29,395,222	-
	Switzerland	127,973,366	-	127,973,366	-
	United Kingdom	232,658,824	-	232,658,824	-

		1,236,140,724	107,954,448	1,128,186,276	-

	Short-Term Investment	11,112,951	-	11,112,951	-

	Total	$1,247,253,675	$107,954,448	$1,139,299,227	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp 04/14/15 *	1,466,684	$211,325

Total Rights (Cost $207,801)		211,325

PREFERRED STOCKS - 1.2%

Germany - 1.2%

Porsche Automobil Holding SE	182,775	17,941,784

Total Preferred Stocks (Cost $17,862,542)		17,941,784

COMMON STOCKS - 97.0%

Australia - 2.6%

Australia & New Zealand Banking Group Ltd	1,007,636	28,083,144
Goodman Group REIT	1,875,570	9,036,709

		37,119,853

Belgium - 2.0%

KBC Groep NV *	160,286	9,917,866
Solvay SA	125,993	18,223,198

		28,141,064

China - 1.0%

Industrial & Commercial Bank of China Ltd ‘H’	19,798,000	14,614,480

Finland - 1.0%

UPM-Kymmene OYJ	707,212	13,769,193

France - 13.5%

AXA SA	1,210,747	30,531,003
BNP Paribas SA	449,360	27,329,108
Cap Gemini SA	127,583	10,475,490
GDF Suez	1,006,534	19,916,759
Publicis Groupe SA	124,606	9,620,778
Renault SA	217,797	19,848,954
Schneider Electric SE (XPAR)	243,435	18,935,276
Societe Generale SA	221,842	10,725,491
Sodexo SA	144,959	14,144,547
TOTAL SA	500,124	24,881,837
Unibail-Rodamco SE REIT (AEX)	5,068	1,367,763
Unibail-Rodamco SE REIT (NYX)	19,971	5,391,004

		193,168,010

Germany - 7.1%

Bayer AG	137,352	20,637,860
Brenntag AG	163,427	9,797,550
Daimler AG (XETR)	190,659	18,363,121
Deutsche Telekom AG	1,179,630	21,600,074
HeidelbergCement AG	128,524	10,196,872
Infineon Technologies AG	613,493	7,345,700
TUI AG	741,385	13,037,435

		100,978,612

Hong Kong - 0.9%

Hutchison Whampoa Ltd	911,000	12,601,703

India - 0.6%

Infosys Ltd ADR	255,906	8,977,183

	Shares	Value
Ireland - 0.9%

Ryanair Holdings PLC ADR	183,413	$12,246,486

Italy - 5.0%

Assicurazioni Generali SPA	638,136	12,558,050
Enel SPA	4,936,369	22,234,924
Intesa Sanpaolo SPA	4,637,280	15,736,394
Telecom Italia SPA *	11,539,953	13,529,456
UniCredit SPA	1,052,180	7,136,723

		71,195,547

Japan - 22.9%

Daikin Industries Ltd	112,000	7,501,408
Daiwa House Industry Co Ltd	748,800	14,780,824
Hitachi Ltd	2,283,000	15,608,458
Japan Airlines Co Ltd	449,500	14,010,491
Kawasaki Heavy Industries Ltd	1,821,000	9,200,844
Mazda Motor Corp	421,100	8,554,616
Mitsubishi UFJ Financial Group Inc	7,162,600	44,347,561
Mitsui Fudosan Co Ltd	692,000	20,337,518
Mitsui OSK Lines Ltd	2,742,000	9,322,303
NH Foods Ltd	301,000	6,943,113
Nippon Telegraph & Telephone Corp	367,600	22,651,965
ORIX Corp	756,100	10,634,696
Seven & i Holdings Co Ltd	466,000	19,609,499
Sompo Japan Nipponkoa Holdings Inc	442,000	13,745,132
Sony Corp *	872,000	23,312,628
Sumitomo Mitsui Financial Group Inc	472,600	18,109,687
Toyota Motor Corp	764,400	53,348,668
Yamaha Motor Co Ltd	349,300	8,435,192
Yamato Holdings Co Ltd	292,600	6,755,595

		327,210,198

Luxembourg - 0.7%

ArcelorMittal	1,091,483	10,268,472

Netherlands - 4.4%

Airbus Group NV	210,543	13,681,181
ING Groep NV CVA *	1,663,743	24,402,740
Koninklijke KPN NV	4,496,982	15,217,777
NN Group NV *	329,648	9,322,139

		62,623,837

Norway - 1.9%

DNB ASA	818,359	13,172,021
Norsk Hydro ASA	2,730,631	14,341,443

		27,513,464

Papua New Guinea - 0.6%

Oil Search Ltd	1,690,644	9,263,667

Singapore - 0.8%

DBS Group Holdings Ltd	814,600	12,054,116

South Korea - 1.6%

Samsung Electronics Co Ltd	18,070	23,424,187

Spain - 3.1%

Banco Bilbao Vizcaya Argentaria SA	1,466,684	14,801,612
Bankia SA *	5,118,856	7,126,448
Repsol SA	1,171,730	21,791,168

		43,719,228

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Sweden - 0.9%

Electrolux AB ‘B’	452,242	$12,953,028

Switzerland - 4.8%

Credit Suisse Group AG	305,112	8,214,143
Nestle SA	234,810	17,728,021
Novartis AG	113,871	11,260,607
Roche Holding AG (XVTX)	85,844	23,670,856
Swiss Re AG	83,597	8,091,674

		68,965,301

United Kingdom - 20.7%

AstraZeneca PLC	414,654	28,428,727
Aviva PLC	2,244,837	17,971,487
BAE Systems PLC	1,769,779	13,721,210
Barclays PLC	6,399,746	22,963,488
BG Group PLC	1,366,343	16,785,023
British American Tobacco PLC	267,924	13,842,333
Dixons Carphone PLC	1,126,027	6,889,563
InterContinental Hotels Group PLC	321,750	12,558,258
National Grid PLC	1,093,045	13,974,597
Prudential PLC	1,014,300	25,114,279
Reckitt Benckiser Group PLC	117,141	10,039,470
Rio Tinto PLC	447,958	18,299,995
Royal Dutch Shell PLC ‘A’ (LI)	736,624	21,891,616
SABMiller PLC	178,768	9,354,701
Shire PLC	151,544	12,050,831
Vodafone Group PLC	10,889,029	35,585,798
Wolseley PLC	283,661	16,777,945

		296,249,321

Total Common Stocks (Cost $1,350,877,170)		1,387,056,950

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $9,869,328; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $10,070,156)	$9,869,328	9,869,328

Total Short-Term Investment (Cost $9,869,328)		9,869,328

TOTAL INVESTMENTS - 98.9% (Cost $1,378,816,841)		1,415,079,387

OTHER ASSETS & LIABILITIES, NET - 1.1%		15,068,157

NET ASSETS - 100.0%		$1,430,147,544

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified as a percentage of net assets as follows:

Financials	32.0%
Consumer Discretionary	15.3%
Industrials	10.1%
Telecommunication Services	7.6%
Health Care	6.7%
Energy	6.6%
Materials	6.0%
Consumer Staples	5.4%
Information Technology	4.6%
Utilities	3.9%
Others (each less than 3.0%)	0.7%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	8,525,196	EUR	5,920,098	05/15	BRC	$112,133
AUD	73,532,073	USD	56,574,327	05/15	ANZ	(677,815)
CAD	4,429,021	USD	3,506,905	05/15	CSF	(11,538)
CHF	7,907,527	JPY	991,386,183	05/15	UBS	(121,534)
CHF	6,678,775	USD	7,037,179	05/15	ANZ	(155,188)
CHF	6,613,087	USD	7,037,237	05/15	GSC	(222,933)
CHF	4,645,608	USD	4,905,423	05/15	HSB	(118,463)
CHF	47,708,087	USD	51,881,148	05/15	UBS	(2,721,442)
DKK	27,812,282	USD	3,960,126	05/15	BRC	46,602
DKK	31,423,399	USD	4,851,124	05/15	CIT	(324,168)
DKK	50,922,532	USD	7,783,934	05/15	HSB	(447,869)
EUR	4,883,867	USD	5,365,723	05/15	GSC	(112,004)
EUR	9,016,431	USD	9,569,798	05/15	MSC	129,441
EUR	8,021,921	USD	9,075,921	05/15	RBS	(446,506)
EUR	2,866,683	USD	3,118,819	05/15	TDB	(35,044)
GBP	5,711,958	USD	8,690,002	05/15	BRC	(218,772)
GBP	6,671,535	USD	10,129,589	05/15	GSC	(235,240)
GBP	3,038,205	USD	4,556,797	05/15	HSB	(50,929)
GBP	2,249,143	USD	3,445,259	05/15	WBC	(109,625)
HKD	35,086,608	USD	4,522,489	05/15	CSF	2,854
HKD	45,293,155	USD	5,838,449	05/15	MSC	3,298
HKD	10,390,033	USD	1,340,264	05/15	UBS	(195)
JPY	909,543,716	NOK	57,481,655	05/15	SSB	458,255
JPY	843,357,911	USD	7,053,770	05/15	CIT	(18,606)
JPY	588,006,642	USD	4,854,616	05/15	CIT	50,446
JPY	838,987,805	USD	7,040,239	05/15	DUB	(41,530)
JPY	775,815,550	USD	6,617,159	05/15	UBS	(145,423)
SEK	82,844,952	GBP	6,416,280	05/15	UBS	108,483
SEK	128,589,563	USD	15,588,418	05/15	GSC	(649,901)
SGD	13,842,403	USD	10,218,488	05/15	SSB	(139,821)
USD	3,357,489	AUD	4,315,977	05/15	CIT	76,634
USD	3,631,283	CAD	4,600,433	05/15	CSF	639
USD	7,427,582	CHF	7,458,927	05/15	GSC	(258,298)
USD	7,109,741	CHF	6,557,912	05/15	RBS	352,292
USD	10,763,790	EUR	9,491,705	05/15	ANZ	553,285
USD	4,393,653	EUR	3,849,064	05/15	DUB	253,102
USD	9,991,899	EUR	8,860,329	05/15	HSB	460,584
USD	16,505,361	EUR	14,846,240	05/15	MSC	534,825
USD	66,318,999	EUR	58,367,891	05/15	RBC	3,530,950
USD	3,266,596	EUR	3,033,851	05/15	SCB	2,994
USD	7,703,412	EUR	6,782,433	05/15	SSB	407,350
USD	11,959,831	EUR	10,494,887	05/15	WBC	670,174
USD	3,105,698	GBP	2,122,495	05/15	BRC	(42,109)
USD	12,809,087	GBP	8,517,252	05/15	CIT	177,412
USD	7,393,136	GBP	4,882,138	05/15	DUB	152,587
USD	4,163,185	GBP	2,824,946	05/15	GSC	(26,406)
USD	6,977,740	GBP	4,680,751	05/15	GSC	35,862
USD	7,920,132	GBP	5,298,049	05/15	HSB	62,759
USD	3,697,512	GBP	2,479,390	05/15	RBC	20,405
USD	3,894,738	GBP	2,525,672	05/15	SSB	148,991
USD	28,244,619	JPY	3,319,335,881	05/15	BRC	555,221
USD	4,152,759	JPY	499,964,308	05/15	CIT	(17,868)
USD	7,717,330	JPY	920,635,774	05/15	CIT	37,525
USD	3,619,703	JPY	432,923,001	05/15	SSB	8,325
USD	8,572,072	NOK	66,746,772	05/15	SSB	293,716

Total Forward Foreign Currency Contracts						$1,897,917

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$211,325	$211,325	$-	$-
	Preferred Stocks (1)	17,941,784	-	17,941,784	-
	Common Stocks
	Australia	37,119,853	-	37,119,853	-
	Belgium	28,141,064	-	28,141,064	-
	China	14,614,480	-	14,614,480	-
	Finland	13,769,193	-	13,769,193	-
	France	193,168,010	5,391,004	187,777,006	-
	Germany	100,978,612	-	100,978,612	-
	Hong Kong	12,601,703	-	12,601,703	-
	India	8,977,183	8,977,183	-	-
	Ireland	12,246,486	12,246,486	-	-
	Italy	71,195,547	-	71,195,547	-
	Japan	327,210,198	-	327,210,198	-
	Luxembourg	10,268,472	-	10,268,472	-
	Netherlands	62,623,837	-	62,623,837	-
	Norway	27,513,464	-	27,513,464	-
	Papua New Guinea	9,263,667	-	9,263,667	-
	Singapore	12,054,116	-	12,054,116	-
	South Korea	23,424,187	-	23,424,187	-
	Spain	43,719,228	-	43,719,228	-
	Sweden	12,953,028	-	12,953,028	-
	Switzerland	68,965,301	-	68,965,301	-
	United Kingdom	296,249,321	-	296,249,321	-

		1,387,056,950	26,614,673	1,360,442,277	-

	Short-Term Investment	9,869,328	-	9,869,328	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,247,144	-	9,247,144	-

	Total Assets	1,424,326,531	26,825,998	1,397,500,533	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(7,349,227)	-	(7,349,227)	-

	Total Liabilities	(7,349,227)	-	(7,349,227)	-

	Total	$1,416,977,304	$26,825,998	$1,390,151,306	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 18.9%

Germany - 3.2%

KFW 0.625% due 04/24/15	$22,500,000	$22,505,918
0.750% due 07/05/16 ~	30,621,000	30,746,148

		53,252,066

Multi-National - 15.7%

Asian Development Bank 2.500% due 03/15/16	40,000,000	40,817,560
European Bank for Reconstruction & Development 1.625% due 09/03/15	50,014,000	50,286,976
European Investment Bank
1.000% due 07/15/15	25,000,000	25,058,475
1.125% due 04/15/15	12,000,000	12,000,072
2.500% due 05/16/16	40,000,000	40,941,680
International Bank for Reconstruction & Development
0.375% due 11/16/15	45,009,000	45,018,857
2.375% due 05/26/15	50,000,000	50,172,050

		264,295,670

Total Corporate Bonds & Notes (Cost $317,560,303)		317,547,736

U.S. TREASURY OBLIGATIONS - 6.3%

U.S. Treasury Notes - 6.3%

0.375% due 01/31/16 ‡	105,500,000	105,623,646

Total U.S. Treasury Obligations (Cost $105,617,785)		105,623,646

FOREIGN GOVERNMENT BONDS & NOTES - 22.4%
Canada - 6.3%

Canadian Government 1.250% due 02/01/16	CAD 131,750,000	104,614,628

France - 4.1%

France Government OAT 3.500% due 04/25/15	EUR 63,700,000	68,646,871

Germany - 5.8%

Bundesrepublik Deutschland 3.500% due 01/04/16	88,000,000	97,329,070

United Kingdom - 6.2%

United Kingdom Gilt 8.000% due 12/07/15 ~	GBP 67,000,000	104,603,772

Total Foreign Government Bonds & Notes (Cost $399,289,306)		375,194,341

SHORT-TERM INVESTMENTS - 53.5%

U.S. Treasury Bills - 8.0%

0.066% due 09/17/15 ‡	$45,000,000	44,979,390
0.096% due 04/30/15	10,000,000	9,999,720
0.106% due 04/30/15	35,000,000	34,999,020
0.137% due 12/10/15	45,000,000	44,947,035

		134,925,165

	Principal Amount	Value
Repurchase Agreement - 45.5%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $764,642,960; collateralized by Fannie Mae: 6.625% due 11/15/30 and value $115,178,456; and U.S. Treasury Notes: 2.125% due 06/30/21 and value $664,763,275)	$764,642,960	$764,642,960

Total Short-Term Investments (Cost $899,582,810)		899,568,125

TOTAL INVESTMENTS - 101.1% (Cost $1,722,050,204)		1,697,933,848

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(18,138,600)

NET ASSETS - 100.0%		$1,679,795,248

Notes to Schedule of Investments

(a)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of March 31, 2015, investments with a total aggregate value of $50,401,175 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	53,829,000	USD	41,090,636	04/15	ANZ	($144,119)
AUD	67,304,400	USD	51,026,718	04/15	BRC	173,115
AUD	2,028,000	USD	1,548,256	04/15	DUB	(5,602)
AUD	2,028,000	USD	1,541,564	04/15	DUB	1,090
AUD	101,139,000	USD	77,313,787	04/15	GSC	(379,610)
AUD	53,829,000	USD	40,899,974	04/15	GSC	46,543
CAD	300,779,000	USD	240,916,926	04/15	ANZ	(3,503,229)
CAD	82,948,092	USD	66,275,920	04/15	GSC	(802,555)
CAD	292,008,416	USD	233,681,963	04/15	RBC	(3,191,145)
CHF	212,654,571	USD	223,616,017	04/15	BRC	(4,600,806)
CHF	65,178,390	USD	68,039,558	04/15	GSC	(913,620)
CHF	115,861,946	USD	119,162,062	04/15	GSC	165,392
CHF	51,122,705	USD	52,421,715	04/15	RBC	230,104
CHF	8,385,000	USD	8,496,732	04/15	SEB	138,706
EUR	94,755,798	USD	105,029,232	04/15	ANZ	(3,113,658)
EUR	74,350,000	USD	80,937,187	04/15	BRC	(969,279)
EUR	54,309,163	USD	60,106,632	04/15	GSC	(1,693,853)
EUR	123,678,637	USD	132,018,332	04/15	GSC	1,003,880
EUR	77,010,000	USD	81,195,494	04/15	JPM	1,632,326
EUR	175,958,900	USD	190,960,191	04/15	RBC	(1,705,785)
EUR	80,205,950	USD	86,890,153	04/15	SCB	(623,818)
EUR	129,332,903	USD	147,405,883	04/15	SEB	(8,300,548)
GBP	135,280,371	USD	208,601,642	04/15	GSC	(7,955,721)
GBP	53,775,800	USD	83,051,883	04/15	RBC	(3,292,382)
HUF	35,131,500,000	USD	121,390,069	04/15	CSF	4,272,645
INR	15,698,010,000	USD	247,876,362	04/15	CSF	3,555,036
JPY	3,606,757,637	USD	30,115,390	04/15	BRC	(33,664)
JPY	38,726,645,630	USD	325,880,371	04/15	GSC	(2,885,461)
JPY	14,564,000,000	USD	120,065,952	04/15	SEB	1,401,684
KRW	8,948,000,000	USD	8,090,416	04/15	MSC	(29,271)
MXN	3,962,160,000	USD	256,201,746	04/15	CSF	3,252,450
MYR	36,961,000	USD	10,053,312	04/15	JPM	(106,264)
NOK	69,848,202	USD	8,700,000	04/15	BRC	(33,834)
NOK	280,068,034	USD	34,800,000	04/15	SEB	(51,560)
NOK	637,117,841	USD	78,207,474	04/15	SEB	840,645
NZD	443,327,000	USD	332,014,853	04/15	ANZ	(1,291,680)
NZD	116,370,885	USD	87,100,000	04/15	BRC	(286,997)
NZD	46,300,000	USD	35,259,652	04/15	GSC	(716,372)
NZD	266,658,692	USD	199,268,707	04/15	RBC	(340,583)
PHP	5,768,000,000	USD	129,625,260	04/15	GSC	(612,760)
SEK	679,647,647	USD	81,455,002	04/15	BRC	(2,513,225)
SEK	1,389,065,334	USD	166,451,271	04/15	SEB	(5,109,897)
USD	82,964,171	AUD	106,515,000	04/15	ANZ	1,940,591
USD	87,100,000	AUD	112,816,381	04/15	BRC	1,283,101
USD	120,097,110	AUD	157,335,000	04/15	DUB	409,160
USD	348,688,348	AUD	448,374,833	04/15	GSC	7,619,635
USD	40,808,727	CAD	50,969,855	04/15	ANZ	576,724
USD	21,585,167	CAD	26,888,642	04/15	GSC	361,172
USD	103,807,418	CAD	132,800,000	04/15	JPM	(1,016,960)
USD	157,574,255	CAD	198,051,467	04/15	RBC	1,246,416
USD	122,613,983	CHF	117,078,574	04/15	ANZ	2,033,510
USD	256,086,958	CHF	244,664,392	04/15	BRC	4,104,492
USD	639,578,721	CHF	641,280,000	04/15	GSC	(20,854,639)
USD	244,739,028	CHF	231,843,328	04/15	GSC	5,961,111
USD	669,707,805	CHF	633,048,000	04/15	RBC	17,724,918
USD	86,193,000	CHF	84,423,458	04/15	SCB	(755,619)
USD	383,792,483	EUR	342,904,000	04/15	GSC	14,978,557
USD	10,213,557	EUR	9,360,000	04/15	JPM	146,444
USD	43,338,894	EUR	40,491,000	04/15	SCB	(211,618)
USD	192,952,576	EUR	169,295,257	04/15	SEB	10,865,320
USD	43,288,040	GBP	28,598,844	04/15	ANZ	870,641
USD	132,335,316	GBP	87,017,911	04/15	BRC	3,271,588
USD	97,801,310	GBP	66,130,000	04/15	GSC	(282,401)
USD	58,880,448	GBP	38,634,779	04/15	GSC	1,577,893
USD	53,392,499	GBP	34,749,000	04/15	RBC	1,853,276
USD	8,985,720	GBP	6,085,000	04/15	SEB	(39,524)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	123,352,612	HUF	35,131,500,000	04/15	GSC	($2,310,103)
USD	43,096,629	JPY	5,201,052,054	04/15	RBC	(282,117)
USD	65,474,000	JPY	7,796,087,391	04/15	RBC	451,675
USD	86,863,044	JPY	10,367,703,657	04/15	SCB	392,464
USD	250,837,062	KRW	284,231,000,000	04/15	BRC	(5,223,211)
USD	8,331,050	MXN	124,660,000	04/15	DUB	167,937
USD	8,108,434	MXN	121,080,000	04/15	MSC	179,750
USD	253,909,054	MYR	943,653,000	04/15	JPM	(49,473)
USD	128,700,000	NOK	987,770,827	04/15	SEB	6,145,864
USD	88,400,766	NZD	115,966,000	04/15	BRC	1,889,808
USD	511,855,266	NZD	697,745,000	04/15	GSC	(8,714,939)
USD	67,480	NZD	90,301	04/15	RBC	115
USD	86,415,479	NZD	113,067,827	04/15	SCB	2,066,566
USD	49,500,000	SEK	416,962,864	04/15	BRC	1,069,332
USD	193,892,153	SEK	1,650,741,413	04/15	SEB	2,156,831

Total Forward Foreign Currency Contracts						$13,110,605

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$317,547,736	$-	$317,547,736	$-
	U.S. Treasury Obligations	105,623,646	-	105,623,646	-
	Foreign Government Bonds & Notes	375,194,341	-	375,194,341	-
	Short-Term Investments	899,568,125	-	899,568,125	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	108,058,507	-	108,058,507	-

	Total Assets - Derivatives	108,058,507	-	108,058,507	-

	Total Assets	1,805,992,355	-	1,805,992,355	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(94,947,902)	-	(94,947,902)	-

	Total Liabilities	(94,947,902)	-	(94,947,902)	-

	Total	$1,711,044,453	$-	$1,711,044,453	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.8%

Germany - 0.6%

Deutsche Annington Immobilien SE	103,947	$3,512,188
Deutsche Wohnen AG	209,754	5,378,714

		8,890,902

Singapore - 0.6%

Yoma Strategic Holdings Ltd *	25,581,333	8,839,787

Sri Lanka - 0.5%

Commercial Bank of Ceylon PLC	930,300	1,159,827
Dialog Axiata PLC	12,458,058	992,810
Hatton National Bank PLC	507,637	847,355
John Keells Holdings PLC	3,069,000	4,586,512

		7,586,504

United Kingdom - 0.1%

Genel Energy PLC *	225,214	1,570,929

Total Common Stocks (Cost $31,553,355)		26,888,122

CLOSED-END MUTUAL FUND - 0.5%

Romania - 0.5%

Fondul Proprietatea SA *	40,585,956	8,536,104

Total Closed-End Mutual Fund (Cost $10,187,396)		8,536,104

	Principal Amount

CORPORATE BONDS & NOTES - 2.6%

Georgia - 1.1%

Bank of Georgia JSC 7.750% due 07/05/17 ~	$15,112,000	15,647,327

Ireland - 0.3%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	5,000,000	4,801,000

Luxembourg - 0.5%

Gazprom OAO 4.300% due 11/12/15 ~	7,935,000	7,950,870

Netherlands - 0.7%

Republic of Angola 7.000% due 08/16/19 ~	10,447,000	10,534,024

Total Corporate Bonds & Notes (Cost $38,720,180)		38,933,221

SENIOR LOAN NOTES - 0.1%

Ethiopia - 0.1%

Ethiopian Railways Corp 3.294% due 08/02/21 § +	2,557,338	2,397,249

Total Senior Loan Notes (Cost $2,367,291)		2,397,249

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 1.1%

United States - 1.1%

Fannie Mae (IO) 3.500% due 10/25/26 "	$10,069,348	$1,149,579
5.000% due 12/25/42 "	6,761,506	1,320,413
5.976% due 01/25/43 " §	7,585,047	1,416,041
6.026% due 03/25/33 " § ‡	8,666,210	1,655,044
6.076% due 03/25/33 - 04/25/43 " §	14,402,864	2,987,208
Freddie Mac (IO) 5.926% due 06/15/32 " § ‡	15,750,677	2,401,058
6.026% due 09/15/32 " § ‡	11,825,663	2,155,620
6.076% due 02/15/33 - 05/15/43 " §	13,867,753	2,575,711
6.446% due 05/15/36 " §	6,182,433	1,210,851

		16,871,525

Total Mortgage-Backed Securities (Cost $16,198,776)		16,871,525

FOREIGN GOVERNMENT BONDS & NOTES - 73.5%

Argentina - 2.2%

Argentina Bonar 8.750% due 05/07/24 ‡	16,451,000	16,657,329
Argentine Republic Government 8.280% due 12/31/33 Y	17,735,781	16,411,791

		33,069,120

Barbados - 0.9%

Barbados Government 6.625% due 12/05/35 ~	17,340,000	14,374,860

Belarus - 0.5%

Republic of Belarus 8.750% due 08/03/15 ~	4,801,000	4,770,370
8.950% due 01/26/18 ~	3,487,000	3,221,116

		7,991,486

Colombia - 0.5%

Colombia Government 5.000% due 06/15/45	6,910,000	7,134,575

Cyprus - 1.3%

Cyprus Government 3.750% due 11/01/15 ~	EUR 18,790,000	20,140,715

Dominican Republic - 2.1%

Dominican Republic 11.500% due 05/10/24 ~	DOP 104,000,000	2,533,588
14.000% due 04/30/21 ~	41,500,000	1,065,705
14.500% due 02/10/23 ~	277,900,000	7,364,054
15.950% due 06/04/21 ~	63,000,000	1,798,350
18.500% due 02/04/28 ~	514,900,000	16,242,122
Dominican Republic Central Bank 12.000% due 04/05/19 ~	146,330,000	3,440,426

		32,444,245

Ecuador - 9.3%

Ecuador Government 7.950% due 06/20/24 ~	$83,496,000	74,102,700
9.375% due 12/15/15 ~	41,688,000	42,417,540
10.500% due 03/24/20 ~	24,390,000	24,572,925

		141,093,165

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Greece - 0.6%

Hellenic Republic 3.000% due 02/24/23 § ~	EUR 793,492	$478,556
3.000% due 02/24/24 § ~	793,492	469,528
3.000% due 02/24/25 § ~	793,492	460,248
3.000% due 02/24/26 § ~	793,492	439,451
3.000% due 02/24/27 § ~	793,492	433,017
3.000% due 02/24/28 § ~	793,492	423,841
3.000% due 02/24/29 § ~	793,492	421,158
3.000% due 02/24/30 § ~	793,492	416,329
3.000% due 02/24/31 § ~	793,492	417,462
3.000% due 02/24/32 § ~	793,492	415,720
3.000% due 02/24/33 § ~	793,492	412,989
3.000% due 02/24/34 § ~	793,492	412,361
3.000% due 02/24/35 § ~	793,492	413,450
3.000% due 02/24/36 § ~	793,492	413,342
3.000% due 02/24/37 § ~	793,595	412,135
3.000% due 02/24/38 § ~	793,492	410,952
3.000% due 02/24/39 § ~	793,492	414,136
3.000% due 02/24/40 § ~	793,492	410,945
3.000% due 02/24/41 § ~	793,492	411,201
3.000% due 02/24/42 § ~	793,492	418,421

		8,505,242

Iceland - 2.4%

Iceland Rikisbref 6.250% due 02/05/20	ISK 957,240,000	5,123,318
6.500% due 01/24/31	232,544,000	1,198,682
7.250% due 10/26/22	1,497,242,288	8,320,164
8.000% due 06/12/25	1,083,305,000	6,331,832
8.750% due 02/26/19	2,559,963,000	14,952,419

		35,926,415

Iraq - 1.9%

Republic of Iraq 5.800% due 01/15/28 ~	$33,440,000	28,256,800

Ivory Coast - 1.0%

Ivory Coast Government 6.375% due 03/03/28 ~	14,800,000	14,874,000

Jordan - 0.6%

Jordan Government 5.233% due 11/19/15 +	JOD 3,000,000	4,312,060
7.770% due 07/04/15 +	3,000,000	4,292,641

		8,604,701

Kenya - 1.1%

Kenya Government 6.875% due 06/24/24 ~	$12,872,000	13,505,946
Kenya Infrastructure 11.000% due 10/12/26	KES 301,300,000	3,235,127

		16,741,073

Lebanon - 4.3%

Lebanon Government 4.100% due 06/12/15 ~	$7,830,000	7,845,660
8.500% due 08/06/15	750,000	761,250
8.500% due 01/19/16 ~	22,535,000	23,374,654
Lebanon Treasury 6.500% due 04/02/15	LBP 11,704,800,000	7,733,598
6.500% due 05/14/15	11,236,400,000	7,435,624
6.500% due 05/28/15	8,560,340,000	5,667,867
6.500% due 06/25/15	10,200,580,000	6,761,296
6.500% due 12/10/15	7,695,470,000	5,139,720

		64,719,669

	Principal Amount	Value
Macedonia - 3.0%

Republic of Macedonia 3.975% due 07/24/21 ~	EUR 40,931,000	$45,268,860

Netherlands - 0.9%

EMATUM via Mozambique 6.305% due 09/11/20 ~	$14,672,000	14,162,148

New Zealand - 0.7%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 15,075,200	11,223,232

Nigeria - 0.6%

Nigeria Government 5.125% due 07/12/18 ~	$9,236,000	9,053,127

Pakistan - 3.5%

Pakistan Government 6.875% due 06/01/17 ~	2,918,000	3,013,418
7.125% due 03/31/16 ~	3,558,000	3,655,845
7.250% due 04/15/19 ~	11,945,000	12,337,931
8.250% due 04/15/24 ~	31,601,000	33,463,879

		52,471,073

Philippines - 0.9%

Philippine Government 6.250% due 01/14/36	PHP 95,000,000	2,464,428
8.000% due 07/19/31	343,987,000	11,295,971

		13,760,399

Rwanda - 1.1%

Rwanda Government 6.625% due 05/02/23 ~	$16,665,000	16,831,650

Serbia - 9.6%

Republic of Serbia 5.250% due 11/21/17 ~	7,046,000	7,340,875
Serbia Treasury 2.819% due 11/26/15	EUR 14,315,000	15,214,744
4.000% due 11/08/16	4,463,000	4,849,290
10.000% due 04/04/15	RSD 161,600,000	1,447,045
10.000% due 12/06/15	157,800,000	1,437,542
10.000% due 01/30/16	1,621,000,000	14,788,368
10.000% due 02/21/16	1,270,960,000	11,614,315
10.000% due 04/25/16	222,330,000	2,033,245
10.000% due 10/17/16	500,000,000	4,549,132
10.000% due 04/01/17	1,250,650,000	11,436,542
10.000% due 05/08/17	1,565,710,000	14,325,364
10.000% due 01/24/18	823,560,000	7,542,760
10.000% due 03/02/18	1,318,200,000	12,083,254
10.000% due 03/20/21	716,450,000	6,289,699
10.000% due 06/05/21	790,410,000	6,948,973
10.000% due 02/05/22	2,687,160,000	23,301,241

		145,202,389

Slovenia - 4.9%

Slovenia Government 4.625% due 09/09/24 ~	8,750,000	12,357,986
5.125% due 03/30/26 ~	17,816,000	26,838,480
5.500% due 10/26/22 ~	$15,085,000	17,442,635
5.850% due 05/10/23 ~	15,496,000	18,401,500

		75,040,601

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Sri Lanka - 3.7%

Sri Lanka Government 5.125% due 04/11/19 ~	$200,000	$200,750
5.875% due 07/25/22 ~	14,630,000	14,970,147
6.000% due 01/14/19 ~	2,610,000	2,681,775
6.250% due 10/04/20 ~	5,506,000	5,740,005
6.250% due 07/27/21 ~	5,685,000	5,905,294
6.500% due 07/15/15	LKR 931,900,000	7,006,138
8.000% due 09/01/16	497,190,000	3,787,414
11.200% due 07/01/22	693,000,000	5,780,367
11.200% due 09/01/23	1,236,380,000	10,113,050

		56,184,940

Tanzania - 2.1%

Tanzania Government 6.397% due 03/09/20 § ~	$30,902,000	32,060,825

Thailand - 1.6%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 880,193,740	24,541,234

Turkey - 4.2%

Turkey Government 2.000% due 10/26/22 ^	TRY 3,466,201	1,347,081
3.000% due 07/21/21 ^	71,417,961	29,417,984
4.000% due 04/01/20 ^	75,960,999	32,370,782

		63,135,847

Uganda - 0.3%

Republic of Uganda Government 13.250% due 11/05/15	UGX 1,604,500,000	536,193
14.125% due 12/01/16	12,972,500,000	4,235,163

		4,771,356

Uruguay - 1.3%

Uruguay Notas del Tesoro 2.250% due 08/23/17 ^	UYU 109,758,611	4,006,339
4.250% due 01/05/17 ^	124,853,575	4,753,332
Uruguay Treasury Bills 13.774% due 07/28/16	30,620,000	1,005,401
13.987% due 08/14/15	8,013,000	296,593
14.888% due 08/20/15	50,275,000	1,857,355
15.100% due 11/26/15	57,820,000	2,064,095
15.684% due 10/08/15	93,640,000	3,403,338
16.287% due 01/14/16	7,000,000	245,450
16.854% due 04/21/16	76,796,000	2,603,645

		20,235,548

Venezuela - 4.8%

Venezuela Government 5.750% due 02/26/16 ~	$60,616,000	46,825,860
9.250% due 09/15/27	31,541,000	12,742,564
11.950% due 08/05/31 ~	32,905,000	13,556,860

		73,125,284

Zambia - 1.6%

Zambia Government 8.500% due 04/14/24 ~	23,460,000	24,911,587

Total Foreign Government Bonds & Notes (Cost $1,205,326,609)		1,115,856,166

PURCHASED OPTIONS - 6.6%
(See Note (l) in Notes to Schedule of Investments) (Cost $33,074,732)		99,328,267

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 12.7%

Foreign Government Issues - 7.2%

Kenya Treasury Bills (Kenya) 8.532% due 04/13/15	KES 710,800,000	$7,682,025
8.532% due 04/27/15	205,600,000	2,214,928
Lebanon Treasury Bills (Lebanon) 4.995% due 04/09/15	LBP 1,448,840,000	956,321
4.995% due 07/09/15	3,539,800,000	2,307,594
4.995% due 07/23/15	10,147,500,000	6,603,083
4.995% due 08/06/15	4,829,390,000	3,137,109
5.014% due 06/11/15	3,849,800,000	2,519,222
5.022% due 07/02/15	7,075,200,000	4,616,293
5.355% due 07/09/15	7,268,100,000	4,738,071
5.355% due 07/23/15	3,258,600,000	2,120,404
5.355% due 10/15/15	5,219,700,000	3,361,680
5.355% due 01/14/16	14,719,300,000	9,344,592
5.355% due 01/28/16	13,028,690,000	8,251,934
5.355% due 02/11/16	2,084,520,000	1,317,097
Sri Lanka Treasury Bills (Sri Lanka) 5.581% due 12/11/15	LKR 519,050,000	3,721,278
5.996% due 01/01/16	451,760,000	3,226,230
5.996% due 01/08/16	98,980,000	705,974
6.137% due 02/26/16	50,280,000	355,420
6.147% due 02/26/16	92,970,000	657,188
6.470% due 05/08/15	364,080,000	2,716,322
6.479% due 05/01/15	1,031,230,000	7,703,503
6.634% due 03/11/16	530,290,000	3,739,147
6.819% due 03/04/16	216,750,000	1,530,222
6.861% due 03/04/16	251,480,000	1,775,410
6.999% due 06/26/15	285,360,000	2,110,078
7.009% due 06/19/15	1,000,300,000	7,406,238
7.039% due 04/24/15	116,430,000	870,849
7.044% due 04/17/15	705,990,000	5,287,963
7.049% due 04/10/15	190,990,000	1,432,099
7.059% due 04/10/15	172,920,000	1,296,605
Uganda Treasury Bills (Uganda) 12.437% due 05/14/15	UGX 5,081,000,000	1,676,126
12.600% due 09/03/15	1,100,000,000	347,383
12.732% due 06/24/15	2,731,000,000	887,479
13.001% due 09/17/15	1,233,600,000	387,257
13.061% due 06/11/15	778,800,000	254,311
Uruguay Treasury Bills (Uruguay) 13.339% due 06/22/15	UYU 7,295,000	275,329
13.417% due 05/22/15	32,860,000	1,254,556

		108,787,320

U.S. Treasury Bills - 2.0%

0.000% due 05/14/15 ‡	$20,000,000	19,999,460
0.000% due 06/18/15	5,000,000	5,000,000
0.029% due 04/02/15	5,000,000	5,000,000

		29,999,460

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 3/31/15, repurchase price of $52,368,157; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $53,416,294)	52,368,157	52,368,157

Total Short-Term Investments (Cost $192,997,695)		191,154,937

TOTAL INVESTMENTS - 98.9% (Cost $1,530,426,034)		1,499,965,591

OTHER ASSETS & LIABILITIES, NET - 1.1%		17,402,814

NET ASSETS - 100.0%		$1,517,368,405

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(b)	Investments reflect either the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(c)	An investment with a value of $16,411,791 or 1.1% of the portfolio’s net assets was in default as of March 31, 2015.

(d)	Investments with a total aggregate value of $10,410,096 or 0.7% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(e)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $742,662 or less than 0.1% of the net assets as of March 31, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Ethiopian Railways Corp	$742,662	$696,171	$8,700

(f)	As of March 31, 2015, investments with a total aggregate value of $24,466,238 were fully or partially segregated with broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts and swap agreements.
(g)	The average amount of borrowings by the portfolio on reverse repurchase agreements outstanding during the period ended March 31, 2015 was $6,867,599 at a weighted average interest rate of (2.737%).

(h)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eris 10-Year Interest Rate Swap (06/15)	291	($577,635)
Nikkei 225 Index (06/15)	46	8,396
SGX CNX Nifty Index (04/15)	2,315	(622,414)
TOPIX Index (06/15)	136	192,204

		(999,449)

Short Futures Outstanding
Euro-Bobl (06/15)	1,506	(549,700)
Euro-Bund (06/15)	286	(657,826)
Eurodollar (03/17)	3,137	(1,361,596)
SET50 Index (06/15)	2,504	38,821
U.S. 2-Year Interest Rate Swap (06/15)	745	(368,764)
U.S. 5-Year Interest Rate Swap (06/15)	887	(1,122,159)
U.S. 10-Year Interest Rate Swap (06/15)	1,565	(3,048,004)
U.S. 30-Year Interest Rate Swap (06/15)	43	(209,457)
U.S. Treasury 10-Year Notes (06/15)	42	(71,345)

		(7,350,030)

Total Futures Contracts		($8,349,479)

(i)	Forward Bonds outstanding as of March 31, 2015 were as follows:

Description	Principal Amount	Expiration	Counterparty	Unrealized Appreciation (Depreciation)
Republic of Colombia 10.000% due 07/24/24 +	COP 70,305,900,000	05/15	DUB	($591,854)

(j)	A reverse repurchase agreement outstanding as of March 31, 2015 was as follows:

Counter- party	Collateral Pledged	Interest Rate		Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPM	Argentina Bonar 8.750% due 05/07/24	(3.000%	)	03/27/15	04/10/15	($16,399,054)	$16,414,100	($16,414,100)

(k)	Forward foreign currency contracts outstanding as of March 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CLP	11,154,972,000	USD	17,825,139	05/15	BNP	($36,170)
CLP	7,583,962,000	USD	11,765,377	06/15	BNP	295,503
CNY	93,920,000	USD	15,029,605	09/15	DUB	34,804
CNY	91,735,000	USD	14,664,695	09/15	JPM	44,186
CNY	189,475,000	USD	30,298,924	09/15	SCB	86,854
CNY	63,458,000	USD	9,936,272	03/16	BNP	79,642
CNY	130,883,000	USD	20,494,532	03/16	JPM	173,712
CNY	198,679,000	USD	31,110,688	03/16	SCB	258,159
EUR	28,704,493	HUF	9,221,772,000	04/15	BNP	(2,119,925)
EUR	6,121,903	HUF	1,941,235,000	06/15	BNP	(345,064)
EUR	13,354,030	HUF	4,089,004,000	06/15	BOA	(238,918)
EUR	28,511,606	HUF	8,736,848,000	06/15	JPM	(525,458)
EUR	13,584,445	HUF	4,223,461,000	06/15	SCB	(468,844)
EUR	9,024,903	HUF	2,768,028,000	07/15	DUB	(168,113)
EUR	3,092,984	HUF	995,879,000	07/15	MSC	(226,289)
EUR	6,171,333	RSD	756,050,000	04/15	CIT	(102,780)
EUR	22,488,691	SEK	215,377,000	04/15	GSC	(827,691)
EUR	18,557,586	SEK	177,129,000	05/15	BNP	(614,375)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	63,283,149	USD	72,166,741	04/15	DUB	($4,119,530)
EUR	4,083,262	USD	4,389,915	04/15	GSC	964
EUR	13,064,000	USD	15,063,223	04/15	SCB	(1,013,567)
EUR	4,851,960	USD	5,228,181	05/15	GSC	(7,661)
EUR	2,016,482	USD	2,282,700	05/15	JPM	(113,307)
EUR	1,133,801	USD	1,195,884	06/15	GSC	24,482
EUR	757,378	USD	823,530	06/15	JPM	(8,401)
IDR	78,766,050,000	USD	6,104,003	04/15	SCB	(117,812)
IDR	117,210,251,000	USD	9,050,985	05/15	BNP	(198,708)
IDR	103,096,006,000	USD	7,954,939	05/15	GSC	(168,637)
IDR	153,734,726,000	USD	11,825,748	05/15	SCB	(214,969)
INR	1,167,251,000	USD	18,768,568	04/15	CIT	(82,728)
INR	989,190,000	USD	15,753,114	04/15	DUB	99,622
INR	769,490,000	USD	12,268,459	04/15	JPM	63,370
INR	720,331,000	USD	11,483,771	04/15	SCB	60,237
INR	1,104,920,000	USD	17,492,377	05/15	BOA	102,994
INR	1,210,331,000	USD	19,161,419	05/15	DUB	112,577
MXN	422,897,136	USD	28,704,659	04/15	CIT	(1,021,536)
MXN	424,054,864	USD	28,802,205	04/15	MSC	(1,043,296)
MXN	473,595,000	USD	31,693,435	05/15	BOA	(720,761)
MXN	325,759,000	USD	21,805,214	05/15	JPM	(510,685)
MXN	319,784,000	USD	21,397,390	05/15	MSC	(493,441)
NZD	25,282,400	USD	19,314,662	04/15	BNP	(448,431)
NZD	24,605,400	USD	18,802,881	04/15	BOA	(441,841)
NZD	15,098,200	USD	11,503,621	04/15	GSC	(237,043)
NZD	41,284,000	USD	31,549,885	04/15	SCB	(742,941)
PHP	572,219,000	USD	12,643,768	04/15	BNP	162,463
PHP	22,500,000	USD	507,259	04/15	CIT	(3,711)
PHP	1,321,066,000	USD	29,177,419	04/15	CIT	387,969
PHP	194,580,000	USD	4,308,680	04/15	SCB	46,288
PHP	214,900,000	USD	4,826,068	05/15	BOA	(23,680)
PLN	138,686,149	EUR	32,169,915	04/15	BNP	1,979,354
PLN	12,087,000	EUR	2,893,496	04/15	BOA	77,316
PLN	63,410,849	EUR	14,728,213	04/15	MSC	885,924
RSD	2,089,423,285	EUR	16,821,108	04/15	CIT	535,758
RUB	163,749,000	USD	2,408,074	04/15	DUB	371,237
RUB	662,961,000	USD	9,810,047	04/15	JPM	1,442,383
SEK	122,533,000	EUR	12,932,379	04/15	SCB	322,446
SEK	133,763,000	EUR	13,918,919	05/15	BNP	567,152
SEK	72,819,000	EUR	7,741,555	05/15	MSC	131,667
SEK	63,391,000	EUR	6,744,943	05/15	SCB	108,488
TRY	106,237,434	USD	44,691,317	05/15	BNP	(4,346,503)
TRY	50,056,685	USD	21,792,865	05/15	BOA	(2,783,297)
TRY	18,185,278	USD	7,505,274	05/15	SCB	(599,218)
TRY	3,210,000	ZAR	16,003,455	01/16	SCB	(101,721)
TWD	73,284,000	USD	2,316,548	06/15	DUB	30,894
UYU	129,400,000	USD	5,110,585	04/15	CIT	(117,694)
USD	70,976,065	AUD	88,601,029	04/15	GSC	3,560,412
USD	48,571,231	AUD	62,616,000	05/15	MSC	972,736
USD	9,401,584	AUD	12,303,000	06/15	GSC	70,313
USD	38,691,441	CAD	48,368,000	06/15	BNP	544,933
USD	5,980,601	CAD	7,476,600	06/15	DUB	84,012
USD	13,415,930	CAD	16,827,400	06/15	GSC	144,624
USD	33,785,844	CAD	42,313,000	06/15	SCB	414,748
USD	89,549,504	EUR	73,960,149	04/15	DUB	10,019,732
USD	14,542,296	EUR	12,356,628	04/15	GSC	1,253,145
USD	57,660,684	EUR	49,698,000	04/15	SCB	4,208,274
USD	8,322,351	EUR	7,351,900	05/15	DUB	411,993
USD	53,200,540	EUR	47,155,021	05/15	GSC	2,464,824
USD	2,270,760	EUR	2,016,482	05/15	JPM	101,367
USD	13,851,853	EUR	13,055,715	05/15	SCB	(196,533)
USD	108,157,846	EUR	95,936,313	05/15	SCB	4,927,170
USD	11,693,054	EUR	10,826,000	06/15	CIT	38,909
USD	24,291,942	EUR	22,528,000	06/15	DUB	40,642
USD	1,590,821	EUR	1,494,077	06/15	GSC	(17,263)
USD	37,094,000	EUR	33,675,601	06/15	GSC	846,934
USD	22,034,120	EUR	19,592,677	06/15	JPM	947,483
USD	30,566,459	EUR	26,770,185	06/15	SCB	1,757,207
USD	36,944,487	EUR	33,925,149	07/15	DUB	420,876
USD	4,395,468	EUR	4,083,262	07/15	GSC	(1,058)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	18,552,807	EUR	14,742,000	11/15	SCB	$2,637,318
USD	2,401,301	GBP	1,561,771	05/15	BNP	85,287
USD	29,119,142	GBP	19,630,000	06/15	SCB	16,293
USD	1,924,083	IDR	24,988,062,000	04/15	JPM	25,565
USD	5,434,143	IDR	72,980,540,000	05/15	GSC	(77,695)
USD	3,566,677	IDR	47,055,168,000	05/15	GSC	26,629
USD	2,382,338	INR	151,207,000	05/15	BNP	(28,336)
USD	23,140,065	JPY	2,705,268,000	04/15	GSC	579,550
USD	5,641,434	JPY	671,167,000	04/15	SCB	45,024
USD	1,381,673	JPY	164,279,587	05/15	GSC	11,085
USD	28,071,567	JPY	3,389,950,500	06/15	GSC	(220,525)
USD	28,119,322	JPY	3,398,571,500	06/15	SCB	(244,720)
USD	64,362,737	MXN	1,009,684,000	05/15	BNP	(1,669,662)
USD	5,036,040	MXN	78,600,000	05/15	SCB	(104,327)
USD	41,396,817	NZD	53,619,000	04/15	GSC	1,385,250
USD	11,030,797	NZD	14,859,894	04/15	JPM	(48,277)
USD	41,411,090	NZD	53,617,000	04/15	SCB	1,401,016
USD	39,010,134	NZD	54,133,000	05/15	JPM	(1,334,099)
USD	22,582,534	NZD	30,712,000	06/15	JPM	(211,803)
USD	19,578,376	OMR	7,569,000	04/16	BNP	(13,371)
USD	19,577,320	OMR	7,596,000	03/17	BNP	(1,074)
USD	5,127,109	PLN	20,099,000	06/15	BNP	(162,547)
USD	9,733,910	RON	38,157,900	05/15	JPM	446,756
USD	5,879,252	RUB	262,391,000	04/15	CSF	1,425,692
USD	12,664,250	RUB	564,319,000	04/15	JPM	3,086,069
USD	9,238,425	SGD	12,531,000	06/15	SCB	121,390
USD	11,980,640	THB	396,525,000	06/15	DUB	(166,901)
USD	7,337,203	THB	238,936,000	06/15	DUB	14,863
USD	1,155,306	THB	37,998,000	06/15	JPM	(8,986)
USD	4,346,613	THB	141,504,000	06/15	SCB	10,137
USD	54,932,597	TRY	131,928,000	05/15	BNP	4,831,512
USD	875,372	TRY	2,034,397	05/15	DUB	102,788
USD	31,736,614	TRY	83,334,000	05/15	GSC	89,626
USD	18,943,964	TRY	45,155,000	05/15	SCB	1,795,864
USD	388,656	TRY	1,058,000	01/16	BNP	7,852
USD	790,009	TRY	2,152,000	01/16	SCB	15,444
USD	8,650,422	TWD	276,727,000	04/15	GSC	(207,359)
USD	7,770,517	TWD	248,540,000	04/15	JPM	(185,023)
USD	10,618,311	TWD	334,360,000	05/15	BOA	(87,015)
USD	8,328,162	TWD	261,979,000	05/15	CIT	(58,789)
USD	19,461,640	TWD	614,206,000	05/15	DUB	(206,136)
USD	18,865,550	TWD	595,130,000	05/15	GSC	(190,544)
USD	26,389,052	TWD	831,994,000	05/15	JPM	(249,203)
USD	9,739,818	TWD	308,012,000	05/15	SCB	(124,229)
USD	7,927,747	TWD	249,288,000	06/15	BNP	(56,248)
USD	7,550,951	TWD	237,417,000	06/15	JPM	(52,849)
USD	15,332,574	ZAR	182,396,297	04/15	BNP	306,929
USD	15,345,045	ZAR	182,396,298	04/15	DUB	319,400
USD	2,770,943	ZAR	34,300,000	06/15	BNP	(18,859)
USD	14,268,034	ZAR	170,946,742	06/15	BNP	328,082
USD	29,418,283	ZAR	364,792,595	07/15	JPM	(206,414)
ZAR	364,792,595	USD	29,839,885	04/15	JPM	211,404

Total Forward Foreign Currency Contracts						$29,539,013

(l)	Purchased options outstanding as of March 31, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - AUD versus USD	$0.81	04/29/15	CIT	$36,331,000	$991,271	$2,241,623
Call - AUD versus USD	0.81	04/29/15	JPM	28,040,000	761,372	1,730,068
Call - AUD versus USD	0.85	04/29/15	CIT	36,701,223	690,719	3,772,886
Call - AUD versus USD	0.85	04/29/15	JPM	28,252,024	535,755	2,904,308
Call - EUR versus USD	1.38	04/29/15	CIT	32,513,635	919,084	7,218,027
Call - CNH versus USD	CNH 6.30	05/14/15	BOA	35,034,000	421,284	98,095
Call - CNH versus USD	6.30	05/14/15	GSC	31,982,000	386,982	89,550
Call - JPY versus USD	JPY 105.00	06/22/15	CIT	24,098,000	438,584	2,980,923
Call - JPY versus USD	105.00	06/22/15	DUB	48,196,000	869,456	5,961,845

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 105.00	06/22/15	GSC	$23,655,000	$428,037	$2,926,123
Call - JPY versus USD	110.00	06/22/15	GSC	32,589,000	566,071	2,695,110
Call - EUR versus USD	$1.15	07/30/15	CIT	61,796,000	1,226,346	4,202,128
Call - EUR versus USD	1.21	07/30/15	CIT	62,923,000	713,284	6,965,576
Call - EUR versus USD	1.30	07/30/15	CIT	46,846,000	1,403,038	7,959,136
Call - EUR versus USD	1.35	07/30/15	CIT	46,846,000	1,346,353	9,401,992
Call - GBP versus USD	1.52	11/10/15	BNP	12,289,000	424,585	570,210
Call - GBP versus USD	1.52	11/10/15	GSC	50,315,000	1,769,830	2,334,616
Call - JPY versus USD	JPY 120.00	11/11/15	GSC	21,774,000	763,505	620,559
Call - JPY versus USD	120.00	11/11/15	JPM	25,186,000	886,547	717,801
Call - EUR versus USD	$1.10	11/01/16	DUB	46,187,000	2,276,557	2,641,896
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	2,549,259	4,427,870
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	2,012,101	7,112,812
Call - EUR versus USD	1.19	10/29/19	GSC	46,187,000	3,694,375	4,401,621
Call - EUR versus USD	1.38	10/29/19	GSC	47,930,000	3,548,256	8,128,928

					$29,622,651	$92,103,703

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	$1,951,827	$6,652,474

Put - IBEX 35 Mini (12/15)	9,000.00	12/18/15	CIT	3,054	1,500,254	572,090

					$3,452,081	$7,224,564

Total Purchased Options					$33,074,732	$99,328,267

(m)	Transactions in written options for the three-month period ended March 31, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2014	829	618,545,493	$23,843,218
Call Options Written	66	397,008,247	28,490,541
Call Options Exercised	-	(173,564,406)	(4,001,683)
Call Options Expired	-	(123,221,452)	(3,020,948)
Put Options Expired	(670)	-	(1,797,108)

Outstanding, March 31, 2015	225	718,767,882	$43,514,020

(n)	Premiums received and value of written options outstanding as of March 31, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - AUD versus USD	$0.81	04/29/15	CIT	$36,331,000	$2,032,470	($2,241,623)
Call - AUD versus USD	0.81	04/29/15	JPM	28,040,000	1,571,922	(1,730,068)
Call - AUD versus USD	0.85	04/29/15	CIT	36,701,223	2,043,478	(3,772,886)
Call - AUD versus USD	0.85	04/29/15	JPM	28,252,024	1,574,435	(2,904,308)
Call - EUR versus USD	1.38	04/29/15	CIT	32,513,635	1,259,637	(7,218,027)
Call - CNH versus USD	CNH 6.30	05/14/15	DUB	67,016,000	993,177	(187,645)
Call - JPY versus USD	JPY 105.00	06/22/15	DUB	48,196,000	1,792,891	(5,961,845)
Call - JPY versus USD	105.00	06/22/15	GSC	47,753,000	1,789,782	(5,907,046)
Call - JPY versus USD	110.00	06/22/15	GSC	32,589,000	1,937,416	(2,695,110)
Call - EUR versus USD	$1.15	07/30/15	CIT	61,796,000	1,765,515	(4,202,128)
Call - EUR versus USD	1.21	07/30/15	CIT	62,923,000	2,613,561	(6,965,576)
Call - EUR versus USD	1.30	07/30/15	CIT	46,846,000	1,736,873	(7,963,820)
Call - EUR versus USD	1.35	07/30/15	CIT	46,846,000	2,359,446	(9,397,308)
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	3,915,839	(4,427,870)
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	4,522,337	(7,112,812)
Call - EUR versus USD	1.38	10/29/19	GSC	47,930,000	7,203,689	(8,128,928)

					$39,112,468	($80,817,000)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	$4,401,552	($6,652,475)

Total Written Options					$43,514,020	($87,469,475)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(o)	Swap agreements outstanding as of March 31, 2015 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	1.902%	$2,000,000	$47,218	$139,006	($91,788)
China Government	1.000%	12/20/17	BOA	0.473%	30,906,000	(451,829)	(247,129)	(204,700)
Thailand Government	1.000%	12/20/17	BOA	0.528%	11,000,000	(144,079)	60,005	(204,084)
Croatia Government	1.000%	12/20/17	DUB	1.902%	4,040,000	95,380	285,508	(190,128)
Thailand Government	1.000%	12/20/17	DUB	0.528%	19,000,000	(248,863)	84,874	(333,737)
Croatia Government	1.000%	12/20/17	GSC	1.902%	2,000,000	47,218	135,003	(87,785)
Lebanon Government	5.000%	12/20/17	JPM	3.016%	2,500,000	(133,734)	(82,869)	(50,865)
Croatia Government	1.000%	03/20/18	CIT	1.992%	23,998,000	677,311	2,087,266	(1,409,955)
Lebanon Government	1.000%	03/20/18	DUB	3.147%	16,402,000	989,832	2,340,450	(1,350,618)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.273%	4,625,000	168,694	499,985	(331,291)
Lebanon Government	5.000%	03/20/18	JPM	3.147%	2,326,000	(125,714)	(98,960)	(26,754)
Bulgaria Government	1.000%	06/20/18	BNP	1.246%	2,490,000	18,448	14,533	3,915
Croatia Government	1.000%	06/20/18	BNP	2.069%	5,040,000	165,665	410,400	(244,735)
Croatia Government	1.000%	06/20/18	CIT	2.069%	15,660,000	514,745	1,471,849	(957,104)
Russian Foreign	1.000%	06/20/18	DUB	4.096%	23,549,000	2,147,792	432,759	1,715,033
Lebanon Government	1.000%	06/20/18	GSC	3.259%	46,818,000	3,201,494	6,482,029	(3,280,535)
Croatia Government	1.000%	06/20/18	JPM	2.069%	3,072,000	100,977	298,772	(197,795)
Russian Foreign	1.000%	06/20/18	JPM	4.096%	11,540,000	1,052,508	204,684	847,824
Bulgaria Government	1.000%	09/20/18	BNP	1.305%	3,000,000	29,844	32,774	(2,930)
Bulgaria Government	1.000%	12/20/18	BNP	1.354%	3,000,000	37,286	32,623	4,663
Bulgaria Government	1.000%	12/20/18	GSC	1.354%	9,000,000	112,026	108,899	3,127
Qatar Government	1.000%	12/20/18	JPM	0.580%	2,699,000	(42,437)	(46,096)	3,659
Lebanon Government	5.000%	12/20/18	GSC	3.458%	7,382,000	(405,575)	(413,485)	7,910
Croatia Government	1.000%	03/20/19	GSC	2.307%	2,800,000	136,489	170,087	(33,598)
Qatar Government	1.000%	03/20/19	GSC	0.612%	2,940,000	(45,440)	(47,128)	1,688
Qatar Government	1.000%	03/20/19	JPM	0.612%	1,530,000	(23,647)	(25,927)	2,280
Qatar Government	1.000%	06/20/19	BNP	0.640%	1,729,000	(26,254)	(31,906)	5,652
Qatar Government	1.000%	06/20/19	BOA	0.640%	3,460,000	(52,540)	(85,562)	33,022
Qatar Government	1.000%	06/20/19	CIT	0.640%	6,490,000	(98,549)	(151,287)	52,738
Qatar Government	1.000%	06/20/19	DUB	0.640%	1,729,000	(26,254)	(30,183)	3,929
Qatar Government	1.000%	06/20/19	JPM	0.640%	5,855,000	(88,906)	(121,661)	32,755
Poland Government	1.000%	09/20/19	BOA	0.484%	6,400,000	(146,916)	(109,685)	(37,231)
Poland Government	1.000%	09/20/19	CIT	0.484%	6,485,000	(148,867)	(111,719)	(37,148)
Croatia Government	1.000%	03/20/20	BNP	2.602%	17,790,000	1,296,680	1,420,553	(123,873)
Croatia Government	1.000%	03/20/20	CIT	2.602%	14,180,000	1,033,554	1,046,563	(13,009)
Croatia Government	1.000%	03/20/20	GSC	2.602%	20,690,000	1,508,056	1,593,020	(84,964)
Croatia Government	1.000%	06/20/20	CIT	2.665%	3,230,000	255,199	250,184	5,015
Croatia Government	1.000%	06/20/20	GSC	2.665%	5,500,000	434,550	426,094	8,456
Russian Foreign	1.000%	06/20/22	DUB	4.227%	10,000,000	1,846,942	773,976	1,072,966
Russian Foreign	1.000%	09/20/22	BNP	4.228%	17,914,000	3,393,804	1,498,792	1,895,012
Russian Foreign	1.000%	09/20/22	JPM	4.228%	16,630,000	3,150,550	1,391,365	1,759,185
Mexico Government	1.000%	12/20/22	BNP	1.578%	20,000,000	795,387	849,562	(54,175)
Russian Foreign	1.000%	12/20/22	BNP	4.228%	7,100,000	1,377,798	623,296	754,502
South Africa Government	1.000%	12/20/22	BNP	2.462%	120,000,000	11,686,099	12,058,804	(372,705)
Mexico Government	1.000%	12/20/22	BOA	1.578%	10,000,000	397,694	424,121	(26,427)
Spain Government	1.000%	12/20/22	BOA	1.008%	20,000,000	5,231	4,238,614	(4,233,383)
Spain Government	1.000%	12/20/22	DUB	1.008%	55,000,000	14,387	11,717,316	(11,702,929)
Qatar Government	1.000%	12/20/22	GSC	1.039%	13,960,000	34,185	(117,024)	151,209
South Africa Government	1.000%	12/20/22	JPM	2.462%	16,750,000	1,631,185	1,623,160	8,025
South Africa Government	1.000%	03/20/23	BNP	2.486%	50,000,000	5,070,336	4,657,747	412,589
South Africa Government	1.000%	06/20/23	CIT	2.509%	9,640,000	1,016,486	877,392	139,094
Qatar Government	1.000%	12/20/23	GSC	1.109%	18,011,000	148,489	36,676	111,813
Qatar Government	1.000%	09/20/24	GSC	1.152%	2,390,000	29,690	(2,072)	31,762

						$42,459,625	$59,076,048	($16,616,423)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	03/20/17	CIT	1.584%	$2,270,000	($25,079)	($33,829)	$8,750
South Africa Government	1.000%	12/20/17	BNP	1.405%	120,000,000	(1,261,062)	(3,292,102)	2,031,040
South Africa Government	1.000%	12/20/17	JPM	1.405%	16,750,000	(176,024)	(418,581)	242,557
South Africa Government	1.000%	03/20/18	BNP	1.482%	50,000,000	(683,892)	(1,191,402)	507,510

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	1.000%	06/20/18	CIT	1.549%	$9,640,000	($162,684)	($241,341)	$78,657
Turkey Government	1.000%	09/20/18	GSC	1.694%	43,195,000	(990,859)	(886,898)	(103,961)
Turkey Government	1.000%	09/20/18	MSC	1.694%	78,581,775	(1,802,606)	(1,620,707)	(181,899)
Russian Foreign	1.000%	03/20/19	BNP	4.139%	4,950,000	(549,605)	(292,509)	(257,096)
Russian Foreign	1.000%	03/20/19	DUB	4.139%	7,310,000	(811,639)	(435,200)	(376,439)
Russian Foreign	1.000%	03/20/19	GSC	4.139%	4,130,000	(458,559)	(244,053)	(214,506)
Slovenia Government	1.000%	12/20/19	GSC	1.015%	4,727,000	(1,700)	(59,256)	57,556
Columbia Government	1.000%	03/20/20	BNP	1.546%	15,520,000	(392,888)	(509,702)	116,814
Slovenia Government	1.000%	03/20/20	BOA	1.015%	21,273,000	(7,652)	(365,002)	357,350
Columbia Government	1.000%	03/20/20	GSC	1.546%	2,945,000	(74,553)	(98,539)	23,986
Columbia Government	1.000%	03/20/20	JPM	1.546%	3,100,000	(78,476)	(103,594)	25,118
Turkey Government	1.000%	06/20/22	BNP	2.444%	10,000,000	(909,180)	(665,505)	(243,675)
Turkey Government	1.000%	09/20/22	BNP	2.466%	10,543,000	(1,000,387)	(708,722)	(291,665)

						($9,386,845)	($11,166,942)	$1,780,097

						$33,072,780	$47,909,106	($14,836,326)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 41,499,000	$19,483,098	3-Month USD-LIBOR	JPM	10.757%	04/08/16	($1,287,733)	$-	($1,287,733)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 30,000,000	$16,574,586	3-Month USD-LIBOR	BNP	6.250%	10/17/20	$5,967,766	$-	$5,967,766
50,121,620	27,699,155	3-Month USD-LIBOR	CSF	6.250%	10/17/20	9,978,126	-	9,978,126
8,713,565	4,550,165	3-Month USD-LIBOR	JPM	7.860%	07/21/21	1,148,242	-	1,148,242
48,823,375	27,041,471	3-Month USD-LIBOR	CSF	6.330%	10/16/21	9,975,021	-	9,975,021

						$27,069,155	$-	$27,069,155

						$25,781,422	$-	$25,781,422

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	GSC	12.870%	01/04/16	BRL 299,237,720	($196,895)	$-	($196,895)
1-Day BRL CETIP	GSC	12.873%	01/04/16	581,193,329	(382,418)	-	(382,418)
1-Day BRL-CETIP	GSC	13.350%	01/04/16	225,173,000	183,437	-	183,437
7-Day CNY-CNRR07	DUB	3.484%	04/01/16	CNY 238,532,000	-	-	-
7-Day CNY-CNRR07	GSC	3.460%	04/01/16	159,391,000	-	-	-
1-Day COP-IBR	BOA	4.480%	11/10/16	COP 44,033,536,536	(38,953)	-	(38,953)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP-IBR	BOA	4.410%	11/14/16	COP 23,850,331,909	($32,106)	$-	($32,106)
1-Day COP-IBR	BOA	4.450%	11/15/16	23,850,331,909	(26,602)	-	(26,602)
1-Day COP-IBR	BOA	4.370%	11/21/16	68,772,704,026	(113,739)	-	(113,739)
1-Day COP-IBR	BOA	4.370%	11/24/16	55,018,170,000	(90,992)	-	(90,992)
1-Day COP-IBR	CIT	4.280%	11/28/16	37,739,790,000	(85,640)	-	(85,640)
1-Day COP-IBR	CIT	4.290%	12/01/16	37,739,790,000	(82,737)	-	(82,737)
1-Day COP-IBR	MSC	4.230%	12/05/16	95,350,190,000	(249,377)	-	(249,377)
1-Day COP-IBR	CIT	4.250%	12/05/16	134,825,580,000	(337,064)	-	(337,064)
1-Day COP-IBR	CIT	4.270%	12/05/16	35,400,000,000	(83,054)	-	(83,054)
1-Day COP-IBR	BOA	4.280%	12/05/16	53,576,000,000	(123,637)	-	(123,637)
1-Day COP-IBR	BOA	4.240%	12/09/16	25,554,000,000	(65,851)	-	(65,851)
1-Day BRL-CETIP	DUB	11.807%	01/02/17	BRL 296,908,310	(2,269,920)	-	(2,269,920)
1-Day BRL-CETIP	GSC	12.023%	01/02/17	176,525,338	(1,128,329)	-	(1,128,329)
1-Day BRL-CETIP	DUB	12.030%	01/02/17	17,466,162	(107,811)	-	(107,811)
1-Day BRL-CETIP	GSC	12.080%	01/02/17	203,713,827	(1,219,136)	-	(1,219,136)
1-Day BRL-CETIP	GSC	12.144%	01/02/17	175,044,635	(948,841)	-	(948,841)
1-Day BRL-CETIP	DUB	12.190%	01/02/17	84,947,186	(431,184)	-	(431,184)
1-Day BRL-CETIP	GSC	12.200%	01/02/17	210,166,482	(1,065,665)	-	(1,065,665)
1-Day BRL-CETIP	DUB	12.310%	01/02/17	160,547,506	(744,498)	-	(744,498)
1-Day BRL CETIP	GSC	12.330%	01/02/17	80,243,073	(362,050)	-	(362,050)
1-Day BRL-CETIP	GSC	12.331%	01/02/17	181,116,294	(822,856)	-	(822,856)
1-Day BRL-CETIP	GSC	13.650%	01/02/17	538,307,652	1,011,999	-	1,011,999
6-Month PLN-WIBOR	JPM	4.190%	10/03/17	PLN 200,000,000	3,788,478	-	3,788,478
6-Month PLN-WIBOR	DUB	4.210%	10/03/17	100,000,000	1,909,862	-	1,909,862
6-Month PLN-WIBOR	BNP	4.215%	10/03/17	19,330,000	369,932	-	369,932
6-Month PLN-WIBOR	BNP	3.850%	11/13/17	26,000,000	427,874	12,427	415,447
6-Month PLN-WIBOR	BOA	3.830%	11/14/17	64,630,000	1,051,037	-	1,051,037
6-Month PLN-WIBOR	DUB	3.790%	11/16/17	67,970,000	1,085,430	-	1,085,430
6-Month PLN-WIBOR	BOA	3.810%	11/19/17	97,000,000	1,561,396	-	1,561,396
6-Month PLN-WIBOR	BNP	3.810%	11/20/17	97,800,000	1,572,588	-	1,572,588
1-Day BRL-CETIP	GSC	13.262%	01/02/18	BRL 255,768,432	392,682	-	392,682
1-Day BRL-CETIP	GSC	13.274%	01/02/18	91,997,139	149,891	-	149,891
6-Month CLP-CLICP	DUB	1.000%	08/07/18	CLP 12,263,167,043	687,828	-	687,828
6-Month CLP-CLICP	DUB	0.950%	08/08/18	12,774,514,239	678,387	-	678,387
3-Month MYR-KLIBOR	GSC	3.920%	11/24/19	MYR 12,130,000	19,896	-	19,896
6-Month CLP-CLICP	GSC	1.030%	11/25/19	CLP 4,968,811,640	19,807	-	19,807
3-Month MYR-KLIBOR	SCB	3.925%	11/25/19	MYR 39,282,000	66,639	-	66,639
6-Month CLP-CLICP	GSC	1.010%	11/26/19	CLP 3,358,415,334	6,336	-	6,336
3-Month MYR-KLIBOR	JPM	3.903%	11/27/19	MYR 40,140,000	57,407	-	57,407
3-Month MYR-KLIBOR	DUB	3.887%	11/28/19	43,838,000	54,909	-	54,909
6-Month CLP-CLICP	GSC	1.085%	12/03/19	CLP 6,732,444,109	30,453	-	30,453
6-Month CLP-CLICP	GSC	1.170%	12/09/19	9,586,714,353	80,815	-	80,815
3-Month NZD Bank Bills	CSF	3.640%	10/03/22	NZD 25,000,000	111,237	-	111,237
3-Month NZD Bank Bills	DUB	3.650%	10/03/22	16,367,000	81,422	-	81,422

					4,390,387	12,427	4,377,960

	Exchange
6-Month PLN-WIBOR	LCH	4.210%	10/03/17	PLN 125,000,000	2,384,582	-	2,384,582
3-Month NZD Bank Bills	LCH	4.203%	10/24/17	NZD 14,000,000	298,653	50	298,603
3-Month NZD Bank Bills	LCH	4.150%	10/25/17	12,000,000	241,364	43	241,321
3-Month NZD Bank Bills	LCH	4.036%	10/30/17	15,000,000	263,293	-	263,293
3-Month NZD Bank Bills	LCH	4.030%	10/31/17	7,000,000	121,356	25	121,331
3-Month NZD Bank Bills	LCH	4.035%	10/31/17	8,818,000	153,821	31	153,790
3-Month NZD Bank Bills	LCH	4.028%	11/26/17	91,591,000	1,581,197	-	1,581,197
3-Month NZD Bank Bills	LCH	4.015%	11/27/17	34,350,000	586,414	-	586,414
3-Month NZD Bank Bills	LCH	3.961%	11/28/17	64,179,000	1,016,031	-	1,016,031
6-Month PLN-WIBOR	LCH	1.970%	10/27/19	PLN 265,655,000	345,036	-	345,036
6-Month PLN-WIBOR	LCH	1.722%	02/27/20	36,691,000	(62,309)	-	(62,309)
6-Month PLN-WIBOR	LCH	1.775%	02/27/20	23,443,000	(24,222)	-	(24,222)
6-Month PLN-WIBOR	LCH	1.778%	02/27/20	109,566,000	(109,359)	-	(109,359)
3-Month NZD Bank Bills	LCH	4.900%	04/30/24	NZD 41,286,000	3,221,879	-	3,221,879

					10,017,736	149	10,017,587

					$14,408,123	$12,576	$14,395,547

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	BNP	3.353%	10/03/17	PLN 19,330,000	($239,775)	$-	($239,775)
6-Month PLN-WIBOR	JPM	3.390%	10/03/17	51,520,000	(654,174)	-	(654,174)
6-Month PLN-WIBOR	BNP	3.384%	11/13/17	26,000,000	(334,200)	-	(334,200)
6-Month PLN-WIBOR	BOA	3.605%	11/14/17	64,630,000	(940,618)	-	(940,618)
6-Month PLN-WIBOR	DUB	3.600%	11/16/17	67,970,000	(984,910)	-	(984,910)
6-Month PLN-WIBOR	BOA	3.508%	11/19/17	97,000,000	(1,335,653)	-	(1,335,653)
6-Month PLN-WIBOR	BNP	3.595%	11/20/17	97,800,000	(1,411,073)	-	(1,411,073)
6-Month CLP-CLICP	DUB	3.704%	08/07/18	CLP 12,999,869,306	21,806	-	21,806
6-Month CLP-CLICP	DUB	3.603%	08/08/18	13,267,963,000	93,660	-	93,660
6-Month CLP-CLICP	GSC	3.790%	11/25/19	5,144,262,000	50,270	-	50,270
6-Month CLP-CLICP	GSC	3.770%	11/26/19	3,343,770,000	37,894	-	37,894
6-Month CLP-CLICP	GSC	3.690%	12/03/19	6,944,753,000	123,638	-	123,638
6-Month CLP-CLICP	GSC	3.760%	12/09/19	9,368,372,000	122,216	-	122,216
1-Day BRL-CETIP	GSC	11.505%	01/02/23	BRL 48,160,289	1,255,483	-	1,255,483
1-Day BRL-CETIP	GSC	11.635%	01/02/23	41,635,203	945,795	-	945,795

					(3,249,641)	-	(3,249,641)

	Exchange
6-Month JPY-LIBOR	LCH	0.795%	05/02/24	JPY 7,000,000,000	(1,569,573)	-	(1,569,573)
6-Month JPY-LIBOR	LCH	0.799%	05/02/24	6,873,157,000	(1,561,335)	-	(1,561,335)
6-Month JPY-LIBOR	LCH	0.753%	06/12/24	2,615,998,000	(478,662)	-	(478,662)
6-Month JPY-LIBOR	LCH	0.464%	01/09/25	1,566,900,000	121,092	-	121,092
3-Month USD-LIBOR	LCH	2.750%	06/17/25	$11,150,000	(684,705)	(569,319)	(115,386)

					(4,173,183)	(569,319)	(3,603,864)

					($7,422,824)	($569,319)	($6,853,505)

					$6,985,299	($556,743)	$7,542,042

Total Return Swap

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sri Lanka Government	3-Month USD-LIBOR + 100 bps	CIT	06/17/15	LKR 552,290,000	$8,383	$-	$8,383

Total Swap Agreements					$65,847,884	$47,352,363	$18,495,521

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(p)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$26,888,122	$-	$26,888,122	$-
	Closed-End Mutual Fund	8,536,104	-	8,536,104	-
	Corporate Bonds & Notes	38,933,221	-	38,933,221	-
	Senior Loan Notes	2,397,249	-	2,397,249	-
	Mortgage-Backed Securities	16,871,525	-	16,871,525	-
	Foreign Government Bonds & Notes	1,115,856,166	-	1,108,816,447	7,039,719
	Short-Term Investments	191,154,937	-	191,154,937	-
	Unfunded Loan Commitment	8,700	-	8,700	-
	Derivatives:
	Credit Contracts
	Swaps	44,669,229	-	44,669,229	-
	Equity Contracts
	Futures	239,421	239,421	-	-
	Purchased Options	7,224,564	-	7,224,564	-

	Total Equity Contracts	7,463,985	239,421	7,224,564	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	61,043,604	-	61,043,604	-
	Purchased Options	92,103,703	-	92,103,703	-
	Swaps	27,069,155	-	27,069,155	-

	Total Foreign Currency Contracts	180,216,462	-	180,216,462	-

	Interest Rate Contracts
	Swaps	28,393,605	-	28,393,605	-

	Total Assets - Derivatives	260,743,281	239,421	260,503,860	-

	Total Assets	1,661,389,305	239,421	1,654,110,165	7,039,719

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(11,596,449)	-	(11,596,449)	-
	Equity Contracts
	Futures	(622,414)	(622,414)	-	-
	Written Options	(6,652,475)	-	(6,652,475)	-

	Total Equity Contracts	(7,274,889)	(622,414)	(6,652,475)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(31,504,591)	-	(31,504,591)	-
	Written Options	(80,817,000)	-	(80,817,000)	-
	Swaps	(1,287,733)	-	(1,287,733)	-

	Total Foreign Currency Contracts	(113,609,324)	-	(113,609,324)	-

	Interest Rate Contracts
	Bond Forwards	(591,854)	-	(591,854)	-
	Futures	(7,966,486)	(7,966,486)	-	-
	Swaps	(21,399,923)	-	(21,399,923)	-

	Total Interest Rate Contracts	(29,958,263)	(7,966,486)	(21,991,777)	-

	Total Liabilities - Derivatives	(162,438,925)	(8,588,900)	(153,850,025)	-

	Total Liabilities	(162,438,925)	(8,588,900)	(153,850,025)	-

	Total	$1,498,950,380	($8,349,479)	$1,500,260,140	$7,039,719

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($16,414,100)	$-	($16,414,100)	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%

Australia - 3.0%

Newcrest Mining Ltd *	922,898	$9,355,405

Bermuda - 0.1%

Continental Gold Ltd *	306,705	467,365

Canada - 63.5%

Agnico Eagle Mines Ltd (NYSE)	635,026	17,742,626
Agnico Eagle Mines Ltd (TSE)	257,658	7,158,805
Alamos Gold Inc	1,299,881	7,615,268
Aureus Mining Inc *	4,437,000	1,579,084
AuRico Gold Inc (TSE)	785,000	2,169,279
B2Gold Corp *	4,550,000	6,789,704
Barrick Gold Corp (NYSE)	725,387	7,950,242
Centerra Gold Inc	568,662	2,774,728
Detour Gold Corp *	768,213	6,520,303
Eldorado Gold Corp	2,887,777	13,246,997
Franco-Nevada Corp	381,835	18,504,625
Goldcorp Inc (NYSE)	1,613,700	29,240,244
Kinross Gold Corp *	4,477,663	9,934,257
Lake Shore Gold Corp *	2,000,000	1,626,466
MAG Silver Corp *	669,176	4,142,229
New Gold Inc *	978,272	3,282,662
Osisko Gold Royalties Ltd	416,654	5,506,919
Platinum Group Metals Ltd *	5,265,500	2,889,263
Primero Mining Corp *	765,128	2,579,524
SEMAFO Inc *	2,802,424	8,452,299
Silver Wheaton Corp (NYSE)	725,465	13,798,344
Tahoe Resources Inc (TSE)	964,997	10,575,310
Torex Gold Resources Inc *	5,422,727	4,495,569
Torex Gold Resources Inc * ¯	1,450,000	1,202,084
Yamana Gold Inc	2,429,126	8,707,301

		198,484,132

Peru - 0.6%

Cia de Minas Buenaventura SA ADR	187,043	1,894,746

South Africa - 1.3%

AngloGold Ashanti Ltd ADR *	277,460	2,591,476
Impala Platinum Holdings Ltd *	300,000	1,455,342

		4,046,818

United Kingdom - 14.8%

Fresnillo PLC	1,207,915	12,193,151
Hochschild Mining PLC *	849,937	1,117,435
Randgold Resources Ltd ADR	475,522	32,939,409

		46,249,995

United States - 10.1%

Newmont Mining Corp	357,915	7,770,335
Royal Gold Inc	375,665	23,708,218

		31,478,553

Total Common Stocks (Cost $520,110,249)		291,977,014

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.8%

Repurchase Agreement - 5.8%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $17,995,364; collateralized by Federal Home Loan Bank: 3.190% - 3.300% due 08/13/32 - 09/07/32 and value $18,359,269)	$17,995,364	$17,995,364

Total Short-Term Investment (Cost $17,995,364)		17,995,364

TOTAL INVESTMENTS - 99.2% (Cost $538,105,613)		309,972,378

OTHER ASSETS & LIABILITIES, NET - 0.8%		2,414,407

NET ASSETS - 100.0%		$312,386,785

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	78.6%
Silver	9.5%
Precious Metals & Minerals	5.3%

93.4%
Short-Term Investment	5.8%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Restricted securities as of March 31, 2015 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Torex Gold Resources Inc Acq 10/01/12	$2,951,203	$1,202,084	0.4%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$9,355,405	$-	$9,355,405	$-
	Bermuda	467,365	467,365	-	-
	Canada	198,484,132	196,905,048	1,579,084	-
	Peru	1,894,746	1,894,746	-	-
	South Africa	4,046,818	2,591,476	1,455,342	-
	United Kingdom	46,249,995	32,939,409	13,310,586	-
	United States	31,478,553	31,478,553	-	-

		291,977,014	266,276,597	25,700,417	-

	Short-Term Investment	17,995,364	-	17,995,364	-

	Total	$309,972,378	$266,276,597	$43,695,781	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	95,131,009	$2,136,642,452

TOTAL INVESTMENTS - 100.0% (Cost $1,907,425,681)		2,136,642,452

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(646,574)

NET ASSETS - 100.0%		$2,135,995,878

Notes to Schedule of Investments

(a)	The portfolio’s investment is an affiliated mutual fund (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$2,136,642,452	$2,136,642,452	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com/pacificselectfund.html.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)	PACIFIC SELECT FUND PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,048,388	$40,778,490
PD Aggregate Bond Index Portfolio ‘P’ *	17,461,544	204,663,262
PD High Yield Bond Market Portfolio ‘P’ *	2,055,755	26,971,998
PD Large-Cap Growth Index Portfolio ‘P’ *	2,045,253	50,630,996
PD Large-Cap Value Index Portfolio ‘P’ *	2,586,559	58,456,854
PD Small-Cap Growth Index Portfolio ‘P’ *	417,163	9,782,938
PD Small-Cap Value Index Portfolio ‘P’ *	694,308	13,853,324
PD Emerging Markets Portfolio ‘P’ *	578,045	8,513,455
PD International Large-Cap Portfolio ‘P’ *	2,554,934	41,102,583

Total Affiliated Mutual Funds (Cost $395,509,741)		454,753,900

TOTAL INVESTMENTS - 100.0% (Cost $395,509,741)		454,753,900

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(95,166)

NET ASSETS - 100.0%		$454,658,734

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,061,478	$101,346,979
PD Aggregate Bond Index Portfolio ‘P’ *	42,050,259	492,862,677
PD High Yield Bond Market Portfolio ‘P’ *	6,388,257	83,815,457
PD Large-Cap Growth Index Portfolio ‘P’ *	10,301,430	255,015,730
PD Large-Cap Value Index Portfolio ‘P’ *	13,971,037	315,748,782
PD Small-Cap Growth Index Portfolio ‘P’ *	2,213,420	51,907,117
PD Small-Cap Value Index Portfolio ‘P’ *	4,237,469	84,548,932
PD Emerging Markets Portfolio ‘P’ *	4,495,282	66,206,547
PD International Large-Cap Portfolio ‘P’ *	14,744,717	237,206,147

Total Affiliated Mutual Funds (Cost $1,430,896,611)		1,688,658,368

TOTAL INVESTMENTS - 100.0% (Cost $1,430,896,611)		1,688,658,368

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(328,487)

NET ASSETS - 100.0%		$1,688,329,881

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$454,753,900	$454,753,900	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,688,658,368	$1,688,658,368	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND PACIFIC DYNAMIX - GROWTH PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,619,692	$16,314,794
PD Aggregate Bond Index Portfolio ‘P’ *	7,019,343	82,272,320
PD High Yield Bond Market Portfolio ‘P’ *	804,411	10,554,064
PD Large-Cap Growth Index Portfolio ‘P’ *	4,209,395	104,205,144
PD Large-Cap Value Index Portfolio ‘P’ *	5,277,883	119,281,426
PD Small-Cap Growth Index Portfolio ‘P’ *	1,485,030	34,825,568
PD Small-Cap Value Index Portfolio ‘P’ *	2,217,283	44,240,772
PD Emerging Markets Portfolio ‘P’ *	2,180,751	32,118,116
PD International Large-Cap Portfolio ‘P’ *	6,453,084	103,814,220

Total Affiliated Mutual Funds (Cost $439,999,016)		547,626,424

TOTAL INVESTMENTS - 100.0% (Cost $439,999,016)		547,626,424

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(108,551)

NET ASSETS - 100.0%		$547,517,873

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	34,348,093	$410,284,607
Floating Rate Income Portfolio ‘P’ *	5,697,532	59,615,733
Floating Rate Loan Portfolio ‘P’ *	10,136,089	83,748,707
High Yield Bond Portfolio ‘P’ *	15,503,788	117,469,765
Inflation Managed Portfolio ‘P’ *	8,073,887	92,096,730
Inflation Strategy Portfolio ‘P’ *	8,996,441	92,865,300
Managed Bond Portfolio ‘P’ *	20,800,345	274,238,701
Short Duration Bond Portfolio ‘P’ *	36,349,841	359,141,014
Emerging Markets Debt Portfolio ‘P’ *	16,983,337	166,458,427
Comstock Portfolio ‘P’ *	5,117,867	70,597,378
Dividend Growth Portfolio ‘P’ *	709,924	11,637,375
Equity Index Portfolio ‘P’ *	734,016	34,811,993
Growth Portfolio ‘P’ *	1,064,355	23,064,832
Large-Cap Growth Portfolio ‘P’ *	3,719,115	34,641,872
Large-Cap Value Portfolio ‘P’ *	4,854,724	93,346,922
Main Street Core Portfolio ‘P’ *	725,719	23,304,541
Mid-Cap Equity Portfolio ‘P’ *	1,287,814	23,569,717
Mid-Cap Growth Portfolio ‘P’ *	1,008,849	11,793,828
Mid-Cap Value Portfolio ‘P’ *	1,116,186	23,347,907
Value Advantage Portfolio ‘P’ *	1,718,227	23,352,499
International Large-Cap Portfolio ‘P’ *	9,501,634	81,346,685
International Value Portfolio ‘P’ *	2,821,752	34,632,134
Currency Strategies Portfolio ‘P’ *	6,603,016	70,648,983
Global Absolute Return Portfolio ‘P’ *	10,716,247	116,149,156
Precious Metals Portfolio ‘P’ *	5,214,705	19,967,116

Total Affiliated Mutual Funds (Cost $2,157,896,684)		2,352,131,922

TOTAL INVESTMENTS - 100.0% (Cost $2,157,896,684)		2,352,131,922

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(372,202)

NET ASSETS - 100.0%		$2,351,759,720

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$547,626,424	$547,626,424	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,352,131,922	$2,352,131,922	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	50,472,504	$602,889,117
Floating Rate Income Portfolio ‘P’ *	7,648,567	80,030,252
Floating Rate Loan Portfolio ‘P’ *	15,241,753	125,933,889
High Yield Bond Portfolio ‘P’ *	24,819,625	188,054,398
Inflation Managed Portfolio ‘P’ *	8,934,491	101,913,415
Inflation Strategy Portfolio ‘P’ *	9,869,170	101,873,994
Managed Bond Portfolio ‘P’ *	30,408,144	400,911,125
Short Duration Bond Portfolio ‘P’ *	42,013,431	415,097,995
Emerging Markets Debt Portfolio ‘P’ *	20,717,253	203,055,582
American Funds Growth-Income Portfolio ‘P’ *	1,706,759	26,654,300
Comstock Portfolio ‘P’ *	9,622,714	132,738,563
Dividend Growth Portfolio ‘P’ *	4,032,689	66,105,534
Equity Index Portfolio ‘P’ *	1,739,688	82,507,726
Growth Portfolio ‘P’ *	3,054,128	66,183,669
Large-Cap Growth Portfolio ‘P’ *	11,874,322	110,603,939
Large-Cap Value Portfolio ‘P’ *	9,153,555	176,005,119
Main Street Core Portfolio ‘P’ *	2,744,490	88,131,951
Mid-Cap Equity Portfolio ‘P’ *	2,186,404	40,015,797
Mid-Cap Growth Portfolio ‘P’ *	3,578,769	41,837,177
Mid-Cap Value Portfolio ‘P’ *	6,012,769	125,772,575
Small-Cap Equity Portfolio ‘P’ *	2,014,874	42,344,731
Small-Cap Growth Portfolio ‘P’ *	915,805	14,984,609
Small-Cap Index Portfolio ‘P’ *	1,128,234	21,183,633
Small-Cap Value Portfolio ‘P’ *	1,876,146	37,376,554
Value Advantage Portfolio ‘P’ *	6,138,466	83,428,177
Emerging Markets Portfolio ‘P’ *	5,155,329	79,013,301
International Large-Cap Portfolio ‘P’ *	13,092,209	112,086,800
International Small-Cap Portfolio ‘P’ *	7,285,951	83,425,467
International Value Portfolio ‘P’ *	6,031,858	74,030,637
Currency Strategies Portfolio ‘P’ *	15,330,408	164,027,731
Global Absolute Return Portfolio ‘P’ *	19,080,393	206,804,821
Precious Metals Portfolio ‘P’ *	4,584,067	17,552,400

Total Affiliated Mutual Funds (Cost $3,620,214,705)		4,112,574,978

TOTAL INVESTMENTS - 100.0% (Cost $3,620,214,705)		4,112,574,978

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(637,203)

NET ASSETS - 100.0%		$4,111,937,775

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	122,899,873	$1,468,026,936
Floating Rate Income Portfolio ‘P’ *	13,913,988	145,588,056
Floating Rate Loan Portfolio ‘P’ *	32,096,117	265,191,860
High Yield Bond Portfolio ‘P’ *	58,842,630	445,841,368
Inflation Managed Portfolio ‘P’ *	31,480,604	359,091,062
Inflation Strategy Portfolio ‘P’ *	35,217,047	363,526,137
Managed Bond Portfolio ‘P’ *	74,046,273	976,250,793
Short Duration Bond Portfolio ‘P’ *	80,748,056	797,800,971
Emerging Markets Debt Portfolio ‘P’ *	57,697,586	565,510,139
American Funds Growth-Income Portfolio ‘P’ *	6,649,693	103,847,652
Comstock Portfolio ‘P’ *	37,241,398	513,718,869
Dividend Growth Portfolio ‘P’ *	15,739,695	258,011,725
Equity Index Portfolio ‘P’ *	6,228,463	295,395,776
Growth Portfolio ‘P’ *	12,006,972	260,193,908
Large-Cap Growth Portfolio ‘P’ *	46,211,997	430,443,867
Large-Cap Value Portfolio ‘P’ *	39,922,247	767,627,409
Long/Short Large-Cap Portfolio ‘P’ *	34,648,689	513,429,257
Main Street Core Portfolio ‘P’ *	13,385,784	429,848,686
Mid-Cap Equity Portfolio ‘P’ *	12,425,970	227,421,432
Mid-Cap Growth Portfolio ‘P’ *	19,261,277	225,171,708
Mid-Cap Value Portfolio ‘P’ *	21,485,239	449,419,171
Small-Cap Equity Portfolio ‘P’ *	7,191,862	151,144,693
Small-Cap Growth Portfolio ‘P’ *	14,027,987	229,528,977
Small-Cap Index Portfolio ‘P’ *	4,022,436	75,524,914
Small-Cap Value Portfolio ‘P’ *	7,658,362	152,569,763
Value Advantage Portfolio ‘P’ *	27,203,596	369,725,345
Real Estate Portfolio ‘P’ *	5,741,075	134,539,149
Emerging Markets Portfolio ‘P’ *	34,804,522	533,432,557
International Large-Cap Portfolio ‘P’ *	90,989,344	778,990,346
International Small-Cap Portfolio ‘P’ *	39,433,122	451,516,458
International Value Portfolio ‘P’ *	31,798,411	390,270,584
Currency Strategies Portfolio ‘P’ *	67,135,678	718,318,318
Global Absolute Return Portfolio ‘P’ *	53,970,522	584,965,119
Precious Metals Portfolio ‘P’ *	28,577,941	109,424,993

Total Affiliated Mutual Funds (Cost $12,468,070,910)		14,541,307,998

TOTAL INVESTMENTS - 100.0% (Cost $12,468,070,910)		14,541,307,998

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,233,142)

NET ASSETS - 100.0%		$14,539,074,856

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,112,574,978	$4,112,574,978	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$14,541,307,998	$14,541,307,998	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO Schedule of Investments March 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	76,753,264	$916,810,212
Floating Rate Income Portfolio ‘P’ *	7,071,021	73,987,145
Floating Rate Loan Portfolio ‘P’ *	13,443,755	111,078,055
Inflation Managed Portfolio ‘P’ *	15,867,986	181,001,987
Inflation Strategy Portfolio ‘P’ *	15,242,192	157,336,734
Managed Bond Portfolio ‘P’ *	46,175,034	608,787,068
Short Duration Bond Portfolio ‘P’ *	18,475,858	182,543,809
Emerging Markets Debt Portfolio ‘P’ *	23,730,814	232,592,327
American Funds Growth Portfolio ‘P’ *	5,054,087	69,418,192
American Funds Growth-Income Portfolio ‘P’ *	5,615,237	87,692,650
Comstock Portfolio ‘P’ *	36,680,441	505,980,860
Dividend Growth Portfolio ‘P’ *	17,636,101	289,098,415
Equity Index Portfolio ‘P’ *	5,183,347	245,829,309
Growth Portfolio ‘P’ *	10,084,313	218,529,453
Large-Cap Growth Portfolio ‘P’ *	46,780,495	435,739,162
Large-Cap Value Portfolio ‘P’ *	37,349,311	718,154,825
Long/Short Large-Cap Portfolio ‘P’ *	48,499,624	718,674,410
Main Street Core Portfolio ‘P’ *	11,254,207	361,398,800
Mid-Cap Equity Portfolio ‘P’ *	20,783,550	380,382,761
Mid-Cap Growth Portfolio ‘P’ *	21,451,612	250,777,562
Mid-Cap Value Portfolio ‘P’ *	23,890,411	499,729,543
Small-Cap Equity Portfolio ‘P’ *	11,976,531	251,699,634
Small-Cap Growth Portfolio ‘P’ *	11,743,372	192,147,611
Small-Cap Index Portfolio ‘P’ *	2,988,681	56,115,216
Small-Cap Value Portfolio ‘P’ *	12,779,006	254,583,131
Value Advantage Portfolio ‘P’ *	22,829,346	310,274,716
Real Estate Portfolio ‘P’ *	10,157,359	238,032,511
Emerging Markets Portfolio ‘P’ *	36,109,538	553,433,917
International Large-Cap Portfolio ‘P’ *	97,592,362	835,520,999
International Small-Cap Portfolio ‘P’ *	43,720,358	500,606,102
International Value Portfolio ‘P’ *	41,397,697	508,085,238
Currency Strategies Portfolio ‘P’ *	56,421,281	603,679,613
Global Absolute Return Portfolio ‘P’ *	45,363,559	491,677,649
Precious Metals Portfolio ‘P’ *	27,893,389	106,803,842

Total Affiliated Mutual Funds (Cost $10,120,742,870)		12,148,203,458

TOTAL INVESTMENTS - 100.0% (Cost $10,120,742,870)		12,148,203,458

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,867,371)

NET ASSETS - 100.0%		$12,146,336,087

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	8,543,086	$102,046,328
Managed Bond Portfolio ‘P’ *	5,109,326	67,363,054
Emerging Markets Debt Portfolio ‘P’ *	3,732,352	36,581,822
American Funds Growth Portfolio ‘P’ *	1,833,701	25,185,994
American Funds Growth-Income Portfolio ‘P’ *	1,263,658	19,734,435
Comstock Portfolio ‘P’ *	8,264,709	114,005,836
Dividend Growth Portfolio ‘P’ *	4,973,142	81,521,841
Equity Index Portfolio ‘P’ *	1,393,070	66,068,777
Growth Portfolio ‘P’ *	2,268,500	49,158,926
Large-Cap Growth Portfolio ‘P’ *	10,576,260	98,513,080
Large-Cap Value Portfolio ‘P’ *	8,437,396	162,234,766
Long/Short Large-Cap Portfolio ‘P’ *	10,961,661	162,431,477
Main Street Core Portfolio ‘P’ *	2,542,998	81,661,577
Mid-Cap Equity Portfolio ‘P’ *	4,472,067	81,848,243
Mid-Cap Growth Portfolio ‘P’ *	5,769,278	67,445,069
Mid-Cap Value Portfolio ‘P’ *	6,418,543	134,260,366
Small-Cap Equity Portfolio ‘P’ *	3,861,203	81,147,311
Small-Cap Growth Portfolio ‘P’ *	5,052,547	82,670,869
Small-Cap Index Portfolio ‘P’ *	1,452,299	27,268,250
Small-Cap Value Portfolio ‘P’ *	4,121,197	82,102,415
Value Advantage Portfolio ‘P’ *	4,908,534	66,712,111
Real Estate Portfolio ‘P’ *	3,281,331	76,896,308
Emerging Markets Portfolio ‘P’ *	9,269,535	142,069,802
International Large-Cap Portfolio ‘P’ *	21,409,413	183,293,178
International Small-Cap Portfolio ‘P’ *	12,926,107	148,006,285
International Value Portfolio ‘P’ *	8,815,895	108,199,889
Currency Strategies Portfolio ‘P’ *	11,051,021	118,240,416
Global Absolute Return Portfolio ‘P’ *	9,766,991	105,860,542
Precious Metals Portfolio ‘P’ *	11,850,455	45,375,416

Total Affiliated Mutual Funds (Cost $2,154,399,531)		2,617,904,383

TOTAL INVESTMENTS - 100.0% (Cost $2,154,399,531)		2,617,904,383

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(408,844)

NET ASSETS - 100.0%		$2,617,495,539

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,148,203,458	$12,148,203,458	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,617,904,383	$2,617,904,383	$-	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.9%

Consumer Discretionary - 4.9%

Amazon.com Inc 1.200% due 11/29/17	$200,000	$200,122
AutoZone Inc 1.300% due 01/13/17	150,000	150,337
Comcast Corp
5.875% due 02/15/18	200,000	225,744
6.300% due 11/15/17	350,000	395,388
6.500% due 01/15/17	550,000	603,366
DIRECTV Holdings LLC
1.750% due 01/15/18	250,000	250,172
2.400% due 03/15/17	200,000	203,655
Hyatt Hotels Corp 3.875% due 08/15/16	100,000	103,613
Johnson Controls Inc 1.400% due 11/02/17	320,000	319,183
Lowe’s Cos Inc 2.125% due 04/15/16	350,000	354,861
Macy’s Retail Holdings Inc 5.900% due 12/01/16	200,000	215,802
Marriott International Inc 6.200% due 06/15/16	100,000	106,137
Mattel Inc 2.500% due 11/01/16	100,000	101,682
McDonald’s Corp
5.350% due 03/01/18	300,000	334,824
5.800% due 10/15/17	200,000	223,121
NBCUniversal Media LLC 2.875% due 04/01/16	100,000	102,127
Omnicom Group Inc 5.900% due 04/15/16	300,000	314,079
Starbucks Corp 0.875% due 12/05/16	150,000	150,356
Target Corp
5.375% due 05/01/17	200,000	218,113
5.875% due 07/15/16	150,000	159,962
6.000% due 01/15/18	200,000	226,154
The Board of Trustees of The Leland Stanford Junior University 4.250% due 05/01/16	135,000	139,992
The Walt Disney Co
0.875% due 05/30/17	250,000	249,966
1.100% due 12/01/17	200,000	200,198
1.125% due 02/15/17	500,000	503,816
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	250,000	249,952
Time Warner Cable Inc 5.850% due 05/01/17	350,000	380,815
Time Warner Inc 5.875% due 11/15/16	350,000	376,954
Viacom Inc 3.500% due 04/01/17	450,000	467,378
Whirlpool Corp 1.350% due 03/01/17	150,000	150,390
Wyndham Worldwide Corp 2.950% due 03/01/17	26,000	26,528

		7,704,787

Consumer Staples - 6.7%

Anheuser-Busch InBev Finance Inc
1.125% due 01/27/17	100,000	100,561
1.250% due 01/17/18	400,000	400,608
Anheuser-Busch InBev Worldwide Inc 1.375% due 07/15/17	600,000	603,938
Beam Suntory Inc 1.875% due 05/15/17	200,000	201,504
Colgate-Palmolive Co 1.300% due 01/15/17	250,000	252,728

	Principal Amount	Value
ConAgra Foods Inc 1.900% due 01/25/18	$450,000	$450,801
Costco Wholesale Corp 1.125% due 12/15/17	469,000	469,665
CVS Health Corp
1.200% due 12/05/16	350,000	352,421
5.750% due 06/01/17	250,000	274,628
Diageo Capital PLC (United Kingdom)
0.625% due 04/29/16	500,000	499,892
1.500% due 05/11/17	250,000	252,428
General Mills Inc 1.400% due 10/20/17	350,000	351,081
Kellogg Co 4.450% due 05/30/16	300,000	312,514
Kimberly-Clark Corp 6.125% due 08/01/17	200,000	223,411
Kraft Foods Group Inc 2.250% due 06/05/17	200,000	203,687
Lorillard Tobacco Co
2.300% due 08/21/17	150,000	151,522
3.500% due 08/04/16	100,000	102,756
Mondelez International Inc 6.125% due 02/01/18	300,000	336,879
PepsiCo Inc
0.950% due 02/22/17	100,000	100,183
1.250% due 08/13/17	350,000	351,687
2.500% due 05/10/16	400,000	408,268
Philip Morris International Inc
1.125% due 08/21/17	200,000	200,248
2.500% due 05/16/16	350,000	357,639
Reynolds American Inc 6.750% due 06/15/17	150,000	166,514
Sysco Corp 1.450% due 10/02/17	110,000	110,901
The Clorox Co 5.950% due 10/15/17	150,000	166,985
The Coca-Cola Co
1.650% due 03/14/18	200,000	203,410
1.800% due 09/01/16	350,000	356,070
The Hershey Co 1.500% due 11/01/16	150,000	151,988
The JM Smucker Co 1.750% due 03/15/18 ~	200,000	200,949
The Kroger Co 2.200% due 01/15/17	200,000	203,465
The Procter & Gamble Co 1.450% due 08/15/16	400,000	404,866
Tyson Foods Inc 6.600% due 04/01/16	200,000	211,016
Wal-Mart Stores Inc
0.600% due 04/11/16	500,000	501,081
1.000% due 04/21/17	100,000	100,461
2.800% due 04/15/16	200,000	204,882
5.800% due 02/15/18	200,000	226,472
Walgreen Co 1.800% due 09/15/17	250,000	252,681
Walgreens Boots Alliance Inc 1.750% due 11/17/17	150,000	151,439

		10,572,229

Energy - 7.0%

Anadarko Petroleum Corp
5.950% due 09/15/16	350,000	373,464
6.375% due 09/15/17	400,000	445,227
Apache Corp 1.750% due 04/15/17	150,000	151,249
Boardwalk Pipelines LP 5.500% due 02/01/17	200,000	209,078
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	300,000	299,989
1.674% due 02/13/18	400,000	402,000
1.846% due 05/05/17	200,000	202,479

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Cameron International Corp 1.400% due 06/15/17	$100,000	$98,566
Canadian Natural Resources Ltd (Canada)
1.750% due 01/15/18	150,000	149,336
5.700% due 05/15/17	250,000	270,638
Chevron Corp
0.889% due 06/24/16	150,000	150,687
1.104% due 12/05/17	500,000	500,660
1.345% due 11/15/17	200,000	201,680
1.365% due 03/02/18	300,000	301,544
ConocoPhillips Canada Funding Co I (Canada) 5.625% due 10/15/16	250,000	268,199
ConocoPhillips Co 1.050% due 12/15/17	200,000	199,355
Enbridge Inc (Canada) 5.600% due 04/01/17	100,000	107,287
Energy Transfer Partners LP 6.125% due 02/15/17	200,000	216,020
Enterprise Products Operating LLC
6.300% due 09/15/17	250,000	279,197
8.375% due 08/01/66 §	250,000	263,520
Exxon Mobil Corp
0.921% due 03/15/17	400,000	401,462
1.305% due 03/06/18	400,000	402,356
Halliburton Co 1.000% due 08/01/16	150,000	150,361
Hess Corp 1.300% due 06/15/17	67,000	66,451
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	450,000	497,752
Kinder Morgan Inc 2.000% due 12/01/17	360,000	359,621
Marathon Oil Corp 6.000% due 10/01/17	150,000	166,619
Nabors Industries Inc 2.350% due 09/15/16	150,000	149,604
Occidental Petroleum Corp
1.500% due 02/15/18	250,000	249,831
1.750% due 02/15/17	350,000	354,364
ONEOK Partners LP 2.000% due 10/01/17	200,000	199,532
Phillips 66 2.950% due 05/01/17	300,000	310,390
Pioneer Natural Resources Co 6.650% due 03/15/17	200,000	217,466
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	200,000	201,046
1.125% due 08/21/17	300,000	301,004
Southwestern Energy Co 3.300% due 01/23/18	250,000	254,929
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	250,000	250,955
Total Capital International SA (France)
1.500% due 02/17/17	350,000	354,445
1.550% due 06/28/17	300,000	303,479
TransCanada PipeLines Ltd (Canada) 6.350% due 05/15/67 §	200,000	194,500
Valero Energy Corp 6.125% due 06/15/17	200,000	220,180
Weatherford International LLC 6.350% due 06/15/17	200,000	211,834
Williams Partners LP 7.250% due 02/01/17	200,000	219,783

		11,128,139

Financials - 50.6%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	400,000	401,824
1.650% due 09/29/17	100,000	100,666

	Principal Amount	Value
Aflac Inc 2.650% due 02/15/17	$250,000	$257,800
American Express Centurion Bank 6.000% due 09/13/17	600,000	666,076
American Express Co 7.000% due 03/19/18	240,000	277,425
American Express Credit Corp
1.125% due 06/05/17	450,000	449,980
1.300% due 07/29/16	250,000	251,492
1.550% due 09/22/17	305,000	307,333
2.375% due 03/24/17	750,000	770,374
American Honda Finance Corp
1.125% due 10/07/16	200,000	201,146
1.200% due 07/14/17	150,000	150,413
1.500% due 03/13/18	48,000	48,284
1.550% due 12/11/17	400,000	403,567
American International Group Inc 5.850% due 01/16/18	450,000	503,039
American Tower Corp REIT 4.500% due 01/15/18	300,000	321,872
Aon Corp 3.125% due 05/27/16	250,000	256,429
Australia & New Zealand Banking Group Ltd (Australia)
1.250% due 01/10/17	400,000	401,764
1.250% due 06/13/17	200,000	200,770
1.500% due 01/16/18	250,000	250,649
AvalonBay Communities Inc REIT 5.700% due 03/15/17	200,000	216,755
Bank of America Corp
1.700% due 08/25/17	450,000	451,921
2.000% due 01/11/18	1,200,000	1,209,695
3.875% due 03/22/17	250,000	261,619
5.750% due 08/15/16	1,500,000	1,587,502
5.750% due 12/01/17	300,000	330,245
6.400% due 08/28/17	500,000	554,377
Bank of America NA
1.125% due 11/14/16	850,000	851,119
1.250% due 02/14/17	1,500,000	1,503,120
Bank of Montreal (Canada)
1.300% due 07/15/16	400,000	402,954
1.300% due 07/14/17	250,000	250,883
2.500% due 01/11/17	250,000	257,121
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	400,000	422,852
Barclays PLC (United Kingdom) 2.000% due 03/16/18	200,000	201,333
BB&T Corp
1.600% due 08/15/17	250,000	251,696
3.950% due 04/29/16	500,000	517,705
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	750,000	753,525
1.600% due 05/15/17	400,000	406,154
BioMed Realty LP REIT 3.850% due 04/15/16	100,000	102,462
BNP Paribas SA (France)
1.375% due 03/17/17	400,000	400,788
2.375% due 09/14/17	500,000	509,869
BPCE SA (France) 1.625% due 02/10/17	250,000	252,407
Branch Banking & Trust Co
1.000% due 04/03/17	500,000	499,592
1.350% due 10/01/17	250,000	250,692
Canadian Imperial Bank of Commerce (Canada) 1.350% due 07/18/16	500,000	504,400
Capital One Bank USA NA 1.200% due 02/13/17	300,000	299,331
Capital One Financial Corp 3.150% due 07/15/16	500,000	512,892
Capital One NA 1.500% due 09/05/17	300,000	299,422

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Caterpillar Financial Services Corp
1.000% due 03/03/17	$500,000	$501,965
1.250% due 08/18/17	200,000	201,110
1.250% due 11/06/17	400,000	401,103
2.050% due 08/01/16	350,000	356,363
Citigroup Inc
1.300% due 04/01/16	250,000	250,916
1.300% due 11/15/16	1,000,000	1,001,872
1.350% due 03/10/17	250,000	249,658
1.550% due 08/14/17	300,000	300,331
1.800% due 02/05/18	450,000	451,183
1.850% due 11/24/17	1,000,000	1,007,534
4.450% due 01/10/17	300,000	316,277
5.500% due 02/15/17	500,000	536,357
Citizens Bank NA 1.600% due 12/04/17	250,000	251,149
CNA Financial Corp 6.500% due 08/15/16	100,000	107,151
Comerica Bank 5.750% due 11/21/16	250,000	268,071
Commonwealth Bank of Australia (Australia)
1.125% due 03/13/17	400,000	401,147
1.400% due 09/08/17	350,000	350,570
Compass Bank 1.850% due 09/29/17	250,000	251,918
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.375% due 01/19/17	500,000	521,257
Credit Suisse NY (Switzerland)
1.375% due 05/26/17	750,000	751,464
1.750% due 01/29/18	600,000	601,982
Deutsche Bank AG (Germany)
1.350% due 05/30/17	350,000	349,725
1.400% due 02/13/17	250,000	250,289
1.875% due 02/13/18	350,000	351,072
6.000% due 09/01/17	400,000	440,998
Discover Bank 2.000% due 02/21/18	250,000	250,421
ERP Operating LP REIT
5.375% due 08/01/16	150,000	158,646
5.750% due 06/15/17	150,000	164,389
Essex Portfolio LP REIT 5.500% due 03/15/17	232,000	249,942
Fifth Third Bank 1.350% due 06/01/17	450,000	451,042
Ford Motor Credit Co LLC
1.684% due 09/08/17	300,000	299,694
1.700% due 05/09/16	500,000	502,419
1.724% due 12/06/17	350,000	349,380
2.145% due 01/09/18	650,000	657,682
2.375% due 01/16/18	250,000	254,497
3.000% due 06/12/17	350,000	360,834
8.000% due 12/15/16	500,000	554,278
General Electric Capital Corp
1.250% due 05/15/17	650,000	653,475
1.600% due 11/20/17	350,000	353,493
2.300% due 04/27/17	350,000	359,232
2.450% due 03/15/17	1,000,000	1,030,608
3.350% due 10/17/16	900,000	936,217
5.625% due 09/15/17	400,000	442,390
HCP Inc REIT 5.625% due 05/01/17	350,000	379,934
HSBC USA Inc
1.500% due 11/13/17	200,000	200,827
1.625% due 01/16/18	350,000	350,479
1.700% due 03/05/18	300,000	300,644
Intesa Sanpaolo SPA (Italy)
2.375% due 01/13/17	250,000	253,056
3.875% due 01/16/18	300,000	314,710

	Principal Amount	Value
JPMorgan Chase & Co
1.350% due 02/15/17	$1,000,000	$1,003,811
1.700% due 03/01/18	1,910,000	1,918,182
1.800% due 01/25/18	200,000	201,562
2.000% due 08/15/17	500,000	507,376
3.150% due 07/05/16	850,000	872,137
6.000% due 01/15/18	800,000	895,052
JPMorgan Chase Bank NA 6.000% due 10/01/17	300,000	332,419
KeyBank NA
1.100% due 11/25/16	250,000	250,338
1.650% due 02/01/18	250,000	251,139
Lincoln National Corp 7.000% due 05/17/66 §	250,000	241,250
Lloyds Bank PLC (United Kingdom) 1.750% due 03/16/18	200,000	201,123
Manufacturers & Traders Trust Co
1.400% due 07/25/17	250,000	250,811
5.629% due 12/01/21 §	250,000	260,875
McGraw Hill Financial Inc 5.900% due 11/15/17	100,000	110,019
MetLife Inc 6.750% due 06/01/16	450,000	480,369
Morgan Stanley
1.875% due 01/05/18	500,000	503,685
3.800% due 04/29/16	750,000	771,823
4.750% due 03/22/17	400,000	425,975
5.550% due 04/27/17	1,000,000	1,082,266
6.250% due 08/28/17	150,000	165,825
MUFG Americas Holdings Corp 1.625% due 02/09/18	150,000	150,078
MUFG Capital Financial 1 Ltd (Cayman) 6.346% § ±	400,000	422,000
MUFG Union Bank NA 3.000% due 06/06/16	400,000	409,668
National Australia Bank Ltd (Australia) 2.750% due 03/09/17	250,000	258,262
National Rural Utilities Cooperative Finance Corp 1.100% due 01/27/17	350,000	351,554
Nomura Holdings Inc (Japan) 2.000% due 09/13/16	400,000	403,987
NYSE Holdings LLC 2.000% due 10/05/17	200,000	202,882
ORIX Corp (Japan) 3.750% due 03/09/17	300,000	313,354
PACCAR Financial Corp
0.750% due 05/16/16	300,000	300,827
1.450% due 03/09/18	100,000	100,474
PNC Bank NA
1.125% due 01/27/17	250,000	250,915
1.150% due 11/01/16	700,000	703,345
1.500% due 02/23/18	250,000	250,997
PNC Funding Corp
2.700% due 09/19/16	200,000	204,801
5.625% due 02/01/17	242,000	260,229
Prudential Financial Inc 3.000% due 05/12/16	250,000	255,701
Raymond James Financial Inc 4.250% due 04/15/16	100,000	103,852
Royal Bank of Canada (Canada)
1.200% due 01/23/17	400,000	402,548
1.250% due 06/16/17	700,000	701,339
1.400% due 10/13/17	150,000	150,440
2.300% due 07/20/16	500,000	509,647
Royal Bank of Scotland Group PLC (United Kingdom) 1.875% due 03/31/17	400,000	399,558
Santander Bank NA 2.000% due 01/12/18	300,000	301,439

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Simon Property Group LP REIT
2.150% due 09/15/17	$200,000	$204,221
2.800% due 01/30/17	300,000	308,714
Societe Generale SA (France) 2.750% due 10/12/17	300,000	309,081
Sumitomo Mitsui Banking Corp (Japan)
1.300% due 01/10/17	250,000	249,993
1.350% due 07/11/17	250,000	249,880
1.500% due 01/18/18	400,000	399,735
SunTrust Banks Inc 3.600% due 04/15/16	500,000	512,590
Svenska Handelsbanken AB (Sweden) 2.875% due 04/04/17	500,000	517,089
Synchrony Financial 1.875% due 08/15/17	135,000	135,161
The Allstate Corp 6.125% due 05/15/67 §	200,000	212,750
The Bank of New York Mellon Corp
1.969% due 06/20/17 §	200,000	203,818
2.300% due 07/28/16	500,000	510,110
The Bank of Nova Scotia (Canada)
1.250% due 04/11/17	500,000	501,569
1.300% due 07/21/17	150,000	150,299
1.375% due 07/15/16	500,000	504,390
1.375% due 12/18/17	300,000	300,340
The Charles Schwab Corp 1.500% due 03/10/18	200,000	201,033
The Chubb Corp 6.375% due 03/29/67 §	200,000	213,000
The Goldman Sachs Group Inc
2.375% due 01/22/18	550,000	561,383
5.625% due 01/15/17	1,000,000	1,072,412
5.950% due 01/18/18	350,000	389,712
6.250% due 09/01/17	900,000	998,427
The Hartford Financial Services Group Inc 5.375% due 03/15/17	150,000	161,107
The Huntington National Bank 1.375% due 04/24/17	250,000	250,018
The Progressive Corp 6.700% due 06/15/67 §	100,000	105,938
The Toronto-Dominion Bank (Canada)
1.625% due 03/13/18	150,000	151,230
2.375% due 10/19/16	500,000	512,835
2.500% due 07/14/16	500,000	511,521
The Travelers Cos Inc 6.250% due 06/20/16	150,000	160,146
Toyota Motor Credit Corp
1.125% due 05/16/17	250,000	250,745
1.250% due 10/05/17	200,000	200,678
1.450% due 01/12/18	400,000	402,666
1.750% due 05/22/17	100,000	101,595
2.050% due 01/12/17	750,000	766,150
UBS AG (Switzerland)
1.375% due 08/14/17	250,000	250,074
1.800% due 03/26/18	500,000	501,671
5.875% due 07/15/16	500,000	529,070
5.875% due 12/20/17	175,000	194,346
US Bancorp
1.650% due 05/15/17	250,000	253,517
2.200% due 11/15/16	750,000	765,946
US Bank NA 1.350% due 01/26/18	250,000	251,040
Ventas Realty LP REIT
1.250% due 04/17/17	150,000	149,724
1.550% due 09/26/16	300,000	302,067
Voya Financial Inc 2.900% due 02/15/18	200,000	206,472
Wachovia Corp 5.625% due 10/15/16	750,000	802,086

	Principal Amount	Value
Wells Fargo & Co
1.150% due 06/02/17	$850,000	$849,872
1.250% due 07/20/16	500,000	502,865
1.400% due 09/08/17	300,000	301,378
1.500% due 01/16/18	1,000,000	1,005,320
2.100% due 05/08/17	500,000	510,974
5.625% due 12/11/17	350,000	388,940
Wells Fargo Bank NA 6.000% due 11/15/17	250,000	279,439
Westpac Banking Corp (Australia)
1.200% due 05/19/17	118,000	118,167
1.600% due 01/12/18	650,000	653,791
2.000% due 08/14/17	200,000	203,937
XLIT Ltd (Cayman) 6.500% § ±	250,000	221,875

		80,239,926

Health Care - 8.5%

AbbVie Inc 1.750% due 11/06/17	800,000	803,183
Actavis Funding SCS (Luxembourg)
1.300% due 06/15/17	150,000	148,772
2.350% due 03/12/18	750,000	760,565
Actavis Inc 1.875% due 10/01/17	200,000	200,547
Aetna Inc 1.500% due 11/15/17	250,000	251,319
Allergan Inc 5.750% due 04/01/16	200,000	209,379
AmerisourceBergen Corp 1.150% due 05/15/17	250,000	249,214
Amgen Inc
1.250% due 05/22/17	350,000	349,842
2.125% due 05/15/17	200,000	203,747
2.300% due 06/15/16	350,000	355,575
Anthem Inc
2.375% due 02/15/17	300,000	306,279
5.875% due 06/15/17	200,000	218,853
AstraZeneca PLC (United Kingdom) 5.900% due 09/15/17	350,000	389,625
Baxter International Inc 1.850% due 01/15/17	300,000	304,091
Becton Dickinson & Co
1.750% due 11/08/16	100,000	101,120
1.800% due 12/15/17	250,000	252,029
Boston Scientific Corp 6.400% due 06/15/16	250,000	264,893
Bristol-Myers Squibb Co 0.875% due 08/01/17	200,000	199,421
CareFusion Corp 1.450% due 05/15/17	75,000	75,083
Celgene Corp 1.900% due 08/15/17	250,000	253,285
Cigna Corp 2.750% due 11/15/16	250,000	257,700
Covidien International Finance SA (Luxembourg) 6.000% due 10/15/17	250,000	278,916
Eli Lilly & Co
1.250% due 03/01/18	85,000	85,305
5.200% due 03/15/17	200,000	216,695
Express Scripts Holding Co
1.250% due 06/02/17	85,000	84,951
2.650% due 02/15/17	500,000	512,331
3.125% due 05/15/16	200,000	204,904
Gilead Sciences Inc 3.050% due 12/01/16	150,000	155,308
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	400,000	404,242

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Johnson & Johnson
0.700% due 11/28/16	$250,000	$250,485
1.125% due 11/21/17	200,000	201,139
2.150% due 05/15/16	250,000	254,799
Laboratory Corp of America Holdings 3.125% due 05/15/16	150,000	153,366
McKesson Corp 1.292% due 03/10/17	400,000	400,536
Medco Health Solutions Inc 7.125% due 03/15/18	200,000	230,663
Medtronic Inc 1.500% due 03/15/18 ~	250,000	251,300
Merck & Co Inc
0.700% due 05/18/16	300,000	300,477
1.100% due 01/31/18	300,000	299,591
Mylan Inc 1.800% due 06/24/16	200,000	201,645
Perrigo Co PLC (Ireland) 1.300% due 11/08/16	200,000	199,931
Pfizer Inc 1.100% due 05/15/17	450,000	452,901
Quest Diagnostics Inc 3.200% due 04/01/16	200,000	204,582
Stryker Corp 2.000% due 09/30/16	200,000	203,281
Teva Pharmaceutical Finance Co BV (Netherlands) 2.400% due 11/10/16	400,000	408,886
Thermo Fisher Scientific Inc 2.250% due 08/15/16	350,000	356,082
UnitedHealth Group Inc
1.400% due 12/15/17	150,000	151,244
1.875% due 11/15/16	350,000	355,932
6.000% due 02/15/18	250,000	283,054
Zoetis Inc 1.875% due 02/01/18	150,000	150,166

		13,407,234

Industrials - 5.2%

3M Co
1.000% due 06/26/17	150,000	150,391
1.375% due 09/29/16	200,000	202,609
Air Lease Corp 5.625% due 04/01/17	350,000	374,938
Boeing Capital Corp 2.125% due 08/15/16	200,000	203,924
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	150,000	164,130
5.750% due 03/15/18	200,000	224,374
Canadian National Railway Co (Canada) 1.450% due 12/15/16	100,000	101,157
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	142,948	155,170
CSX Corp 6.250% due 03/15/18	300,000	340,490
Danaher Corp 2.300% due 06/23/16	150,000	153,249
Eaton Corp 1.500% due 11/02/17	400,000	401,693
GATX Corp 1.250% due 03/04/17	150,000	149,431
General Dynamics Corp
1.000% due 11/15/17	200,000	200,041
2.250% due 07/15/16	100,000	102,269
General Electric Co 5.250% due 12/06/17	600,000	662,449
Honeywell International Inc 5.300% due 03/15/17	150,000	163,023
Illinois Tool Works Inc 0.900% due 02/25/17	100,000	100,297
International Lease Finance Corp 6.750% due 09/01/16 ~	250,000	266,250

	Principal Amount	Value
John Deere Capital Corp
1.050% due 12/15/16	$450,000	$451,197
1.125% due 06/12/17	200,000	200,706
1.300% due 03/12/18	250,000	250,976
1.350% due 01/16/18	429,000	430,819
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	250,000	279,552
L-3 Communications Corp
1.500% due 05/28/17	60,000	59,645
3.950% due 11/15/16	100,000	103,939
Lockheed Martin Corp 2.125% due 09/15/16	150,000	152,911
Norfolk Southern Corp 7.700% due 05/15/17	200,000	226,334
Pentair Finance SA (Luxembourg) 1.875% due 09/15/17	200,000	200,732
Pitney Bowes Inc 5.750% due 09/15/17	200,000	217,014
Ryder System Inc
2.500% due 03/01/17	150,000	152,900
3.500% due 06/01/17	200,000	208,944
Southwest Airlines Co 5.750% due 12/15/16	150,000	160,881
United Parcel Service Inc 1.125% due 10/01/17	250,000	251,743
United Technologies Corp
1.800% due 06/01/17	300,000	305,633
5.375% due 12/15/17	200,000	222,288
Waste Management Inc 2.600% due 09/01/16	30,000	30,556
Xylem Inc 3.550% due 09/20/16	200,000	206,343

		8,228,998

Information Technology - 5.6%

Alibaba Group Holding Ltd (Cayman) 1.625% due 11/28/17 ~	200,000	200,616
Amphenol Corp 1.550% due 09/15/17	50,000	50,164
Apple Inc 1.050% due 05/05/17	700,000	704,153
Baidu Inc (Cayman) 2.250% due 11/28/17	200,000	202,066
Cisco Systems Inc 1.100% due 03/03/17	600,000	603,948
eBay Inc 1.350% due 07/15/17	200,000	199,836
Fidelity National Information Services Inc 1.450% due 06/05/17	45,000	44,979
Fiserv Inc 3.125% due 06/15/16	200,000	205,172
Google Inc 2.125% due 05/19/16	200,000	203,901
Hewlett-Packard Co
2.600% due 09/15/17	500,000	512,869
2.650% due 06/01/16	200,000	203,779
3.000% due 09/15/16	500,000	513,317
Intel Corp
1.350% due 12/15/17	650,000	653,571
1.950% due 10/01/16	250,000	254,765
International Business Machines Corp
1.125% due 02/06/18	700,000	698,945
1.250% due 02/06/17	350,000	353,423
1.950% due 07/22/16	450,000	458,278
5.700% due 09/14/17	500,000	555,624
Intuit Inc 5.750% due 03/15/17	150,000	162,569
Jabil Circuit Inc 7.750% due 07/15/16	100,000	107,750
Microsoft Corp 0.875% due 11/15/17	200,000	199,655

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Oracle Corp 1.200% due 10/15/17	$500,000	$501,466
Symantec Corp 2.750% due 06/15/17	250,000	254,577
Texas Instruments Inc 2.375% due 05/16/16	300,000	306,336
The Western Union Co 5.930% due 10/01/16	250,000	266,667
Tyco Electronics Group SA (Luxembourg) 6.550% due 10/01/17	200,000	224,315
Xerox Corp 6.750% due 02/01/17	200,000	218,801

		8,861,542

Materials - 2.7%

Air Products & Chemicals Inc 2.000% due 08/02/16	100,000	101,789
BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	700,000	709,823
CRH America Inc 6.000% due 09/30/16	250,000	266,696
Eastman Chemical Co 2.400% due 06/01/17	250,000	255,334
Ecolab Inc
1.550% due 01/12/18	100,000	100,042
3.000% due 12/08/16	300,000	309,406
EI du Pont de Nemours & Co 5.250% due 12/15/16	250,000	268,876
Freeport-McMoRan Inc
2.150% due 03/01/17	100,000	99,663
2.300% due 11/14/17	150,000	149,595
2.375% due 03/15/18	250,000	248,912
Monsanto Co 1.150% due 06/30/17	200,000	200,873
Rio Tinto Finance USA PLC (United Kingdom)
1.375% due 06/17/16	650,000	653,651
1.625% due 08/21/17	250,000	251,477
Teck Resources Ltd (Canada) 3.150% due 01/15/17	150,000	151,831
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	450,000	477,272

		4,245,240

Telecommunication Services - 4.4%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	550,000	559,702
AT&T Inc
1.400% due 12/01/17	300,000	298,547
1.700% due 06/01/17	200,000	200,750
2.400% due 08/15/16	500,000	508,961
2.950% due 05/15/16	650,000	663,700
5.500% due 02/01/18	300,000	330,471
British Telecommunications PLC (United Kingdom) 1.625% due 06/28/16	350,000	352,661
Embarq Corp 7.082% due 06/01/16	250,000	265,237
Nippon Telegraph & Telephone Corp (Japan) 1.400% due 07/18/17	200,000	200,802
Orange SA (France) 2.750% due 09/14/16	350,000	357,975
Telefonica Emisiones SAU (Spain)
6.221% due 07/03/17	200,000	220,910
6.421% due 06/20/16	450,000	478,240
Verizon Communications Inc
1.100% due 11/01/17	250,000	247,882
1.350% due 06/09/17	400,000	400,409
2.000% due 11/01/16	150,000	152,231
2.500% due 09/15/16	549,000	560,820

	Principal Amount	Value
Vodafone Group PLC (United Kingdom)
1.250% due 09/26/17	$200,000	$198,976
1.500% due 02/19/18	500,000	499,939
1.625% due 03/20/17	450,000	452,884

		6,951,097

Utilities - 3.3%

Appalachian Power Co 5.000% due 06/01/17	150,000	161,370
Berkshire Hathaway Energy Co 1.100% due 05/15/17	200,000	200,056
CenterPoint Energy Inc 5.950% due 02/01/17	200,000	216,995
Commonwealth Edison Co 5.950% due 08/15/16	200,000	213,128
Consolidated Edison Co of New York Inc 5.300% due 12/01/16	200,000	214,456
Consumers Energy Co 5.150% due 02/15/17	200,000	214,989
Dominion Resources Inc
1.250% due 03/15/17	120,000	120,181
1.400% due 09/15/17	200,000	200,325
1.950% due 08/15/16	350,000	354,237
Duke Energy Carolinas LLC 1.750% due 12/15/16	150,000	152,440
Duke Energy Corp 1.625% due 08/15/17	550,000	556,162
Edison International 3.750% due 09/15/17	150,000	158,827
Entergy Corp 4.700% due 01/15/17	150,000	157,772
Exelon Generation Co LLC 6.200% due 10/01/17	250,000	277,034
NextEra Energy Capital Holdings Inc 6.350% due 10/01/66 §	300,000	295,252
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	221,090
PSEG Power LLC 5.320% due 09/15/16	200,000	212,101
Sempra Energy 2.300% due 04/01/17	350,000	357,117
Southern California Edison Co 1.125% due 05/01/17	125,000	125,562
The Southern Co
1.300% due 08/15/17	250,000	250,223
1.950% due 09/01/16	250,000	253,934
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	62,640
Wisconsin Energy Corp 6.250% due 05/15/67 §	150,000	150,370
Xcel Energy Inc 0.750% due 05/09/16	200,000	200,082

		5,326,343

Total Corporate Bonds & Notes (Cost $156,610,557)		156,665,535

	Shares

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

Federated Prime Obligations Fund	6,404,349	6,404,349

Total Short-Term Investment (Cost $6,404,349)		6,404,349

TOTAL INVESTMENTS - 102.9% (Cost $163,014,906)		163,069,884

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(4,631,538)

NET ASSETS - 100.0%		$158,438,346

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$156,665,535	$-	$156,665,535	$-
	Short-Term Investment	6,404,349	6,404,349	-	-

	Total	$163,069,884	$6,404,349	$156,665,535	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.2%

Consumer Discretionary - 1.9%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$110,910
5.400% due 10/01/43	100,000	122,256
6.400% due 12/15/35	50,000	65,995
6.650% due 11/15/37	150,000	202,963
6.900% due 03/01/19	150,000	177,657
6.900% due 08/15/39	150,000	208,152
Amazon.com Inc
1.200% due 11/29/17	100,000	100,061
3.300% due 12/05/21	100,000	104,179
4.800% due 12/05/34	100,000	110,029
AutoZone Inc 4.000% due 11/15/20	50,000	53,978
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	10,744
Brinker International Inc 3.875% due 05/15/23	100,000	100,210
CBS Corp
2.300% due 08/15/19	150,000	150,178
5.900% due 10/15/40	50,000	59,682
7.875% due 07/30/30	100,000	139,047
Comcast Corp
3.600% due 03/01/24	200,000	214,907
4.250% due 01/15/33	250,000	270,412
4.950% due 06/15/16	200,000	210,149
5.700% due 07/01/19	100,000	115,796
5.875% due 02/15/18	200,000	225,744
6.450% due 03/15/37	100,000	135,872
6.950% due 08/15/37	200,000	285,041
Delphi Corp 4.150% due 03/15/24	40,000	42,601
DIRECTV Holdings LLC
2.400% due 03/15/17	100,000	101,827
3.800% due 03/15/22	100,000	103,806
3.950% due 01/15/25	45,000	46,456
5.000% due 03/01/21	100,000	111,448
5.150% due 03/15/42	200,000	210,121
5.200% due 03/15/20	35,000	39,529
6.000% due 08/15/40	50,000	56,960
6.375% due 03/01/41	50,000	59,408
Discovery Communications LLC
3.450% due 03/15/25	100,000	100,129
4.950% due 05/15/42	100,000	105,986
5.050% due 06/01/20	50,000	55,717
Dollar General Corp 3.250% due 04/15/23	50,000	48,673
Expedia Inc 4.500% due 08/15/24	200,000	202,519
Ford Motor Co
4.750% due 01/15/43	300,000	329,358
7.450% due 07/16/31	150,000	207,649
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	209,204
Hasbro Inc 3.150% due 05/15/21	50,000	50,977
Johnson Controls Inc
2.600% due 12/01/16	100,000	102,496
3.625% due 07/02/24	43,000	44,642
5.000% due 03/30/20	50,000	55,923
Kohl’s Corp 3.250% due 02/01/23	100,000	99,968
Leggett & Platt Inc 3.800% due 11/15/24	50,000	52,063
Lowe’s Cos Inc
2.125% due 04/15/16	200,000	202,778
3.120% due 04/15/22	100,000	104,963

	Principal Amount	Value
3.875% due 09/15/23	$100,000	$109,631
6.875% due 02/15/28	50,000	67,697
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	52,051
3.875% due 01/15/22	100,000	106,890
6.375% due 03/15/37	100,000	130,763
Marriott International Inc 3.375% due 10/15/20	83,000	87,028
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	137,046
Mattel Inc 1.700% due 03/15/18	200,000	199,177
McDonald’s Corp
3.500% due 07/15/20	50,000	53,786
3.700% due 02/15/42	200,000	198,892
4.875% due 07/15/40	10,000	11,553
5.350% due 03/01/18	100,000	111,608
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	76,049
4.375% due 04/01/21	100,000	111,561
6.400% due 04/30/40	125,000	171,403
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	63,886
NIKE Inc
2.250% due 05/01/23	27,000	26,853
3.625% due 05/01/43	25,000	25,228
Nordstrom Inc 4.000% due 10/15/21	250,000	271,835
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	104,629
Omnicom Group Inc
3.625% due 05/01/22	100,000	105,229
4.450% due 08/15/20	50,000	55,079
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	124,691
Princeton University 5.700% due 03/01/39	50,000	68,085
QVC Inc
3.125% due 04/01/19	100,000	100,781
5.450% due 08/15/34	100,000	99,488
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	61,396
Starbucks Corp 0.875% due 12/05/16	71,000	71,168
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	117,190
Target Corp
2.900% due 01/15/22	100,000	103,080
6.000% due 01/15/18	100,000	113,077
6.500% due 10/15/37	100,000	139,624
7.000% due 01/15/38	100,000	146,252
The Gap Inc 5.950% due 04/12/21	100,000	114,883
The George Washington University 4.300% due 09/15/44	50,000	52,468
The Home Depot Inc
2.000% due 06/15/19	150,000	152,726
2.700% due 04/01/23	100,000	101,724
4.200% due 04/01/43	300,000	328,608
4.400% due 04/01/21	100,000	113,175
5.875% due 12/16/36	75,000	99,617
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,424
The Walt Disney Co
1.100% due 12/01/17	175,000	175,173
1.125% due 02/15/17	100,000	100,763
2.350% due 12/01/22	100,000	100,074
2.750% due 08/16/21	50,000	52,151

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Thomson Reuters Corp (Canada)
0.875% due 05/23/16	$100,000	$99,981
4.300% due 11/23/23	100,000	107,693
4.700% due 10/15/19	25,000	27,553
5.850% due 04/15/40	25,000	30,411
Time Warner Cable Inc
5.000% due 02/01/20	300,000	335,149
5.875% due 11/15/40	150,000	180,061
6.550% due 05/01/37	100,000	125,998
6.750% due 06/15/39	50,000	64,306
7.300% due 07/01/38	150,000	202,869
8.250% due 04/01/19	100,000	122,421
Time Warner Inc
4.700% due 01/15/21	50,000	55,737
4.750% due 03/29/21	100,000	111,797
6.100% due 07/15/40	50,000	63,399
6.200% due 03/15/40	50,000	64,150
6.250% due 03/29/41	350,000	453,372
6.500% due 11/15/36	100,000	130,206
7.625% due 04/15/31	100,000	140,194
7.700% due 05/01/32	150,000	213,446
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,018
Viacom Inc
2.200% due 04/01/19	100,000	100,107
2.500% due 09/01/18	80,000	81,430
3.125% due 06/15/22	100,000	100,130
3.875% due 04/01/24	100,000	103,076
4.375% due 03/15/43	70,000	65,522
5.625% due 09/15/19	25,000	28,265
6.875% due 04/30/36	100,000	124,056
Whirlpool Corp 3.700% due 03/01/23	150,000	154,999
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	104,235
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	102,032
Yale University 2.086% due 04/15/19	100,000	102,239
Yum! Brands Inc
3.875% due 11/01/23	100,000	104,123
6.875% due 11/15/37	17,000	22,450

		14,533,080

Consumer Staples - 1.7%

Altria Group Inc
4.500% due 05/02/43	100,000	103,862
4.750% due 05/05/21	200,000	223,538
9.250% due 08/06/19	250,000	321,069
9.950% due 11/10/38	17,000	29,596
Anheuser-Busch InBev Finance Inc
3.700% due 02/01/24	200,000	211,979
4.625% due 02/01/44	300,000	333,946
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	150,000	150,984
2.500% due 07/15/22	100,000	98,821
3.750% due 07/15/42	100,000	97,941
5.375% due 01/15/20	200,000	230,620
7.750% due 01/15/19	100,000	121,059
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	52,182
4.479% due 03/01/21	100,000	112,274
Bestfoods 7.250% due 12/15/26	200,000	283,186
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	103,104
8.500% due 06/15/19	10,000	12,345
Campbell Soup Co 2.500% due 08/02/22	100,000	97,737

	Principal Amount	Value
Church & Dwight Co Inc 2.450% due 12/15/19	$50,000	$50,675
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	161,685
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	101,018
1.750% due 03/15/19	100,000	101,180
ConAgra Foods Inc
1.900% due 01/25/18	100,000	100,178
3.200% due 01/25/23	100,000	98,608
Costco Wholesale Corp 1.700% due 12/15/19	300,000	299,176
CVS Health Corp
2.250% due 08/12/19	150,000	152,470
5.300% due 12/05/43	200,000	245,329
5.750% due 06/01/17	100,000	109,851
6.250% due 06/01/27	100,000	127,321
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	99,493
3.875% due 04/29/43	100,000	100,380
5.750% due 10/23/17	100,000	111,161
Diageo Investment Corp 2.875% due 05/11/22	150,000	153,103
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	52,074
General Mills Inc
1.400% due 10/20/17	150,000	150,463
5.400% due 06/15/40	45,000	53,636
5.650% due 02/15/19	100,000	113,811
Kellogg Co
1.875% due 11/17/16	300,000	304,613
3.250% due 05/21/18	65,000	68,034
7.450% due 04/01/31	125,000	169,086
Kimberly-Clark Corp
6.625% due 08/01/37	100,000	142,197
7.500% due 11/01/18	50,000	60,148
Kraft Foods Group Inc
3.500% due 06/06/22	200,000	207,260
6.500% due 02/09/40	175,000	227,404
Lorillard Tobacco Co
3.500% due 08/04/16	45,000	46,240
3.750% due 05/20/23	100,000	101,989
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	211,434
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	106,594
Mondelez International Inc
6.125% due 02/01/18	100,000	112,293
6.500% due 02/09/40	400,000	552,371
PepsiCo Inc
1.250% due 08/13/17	100,000	100,482
2.750% due 03/01/23	100,000	101,177
3.600% due 03/01/24	71,000	75,821
5.000% due 06/01/18	100,000	110,886
7.900% due 11/01/18	100,000	121,289
Philip Morris International Inc
1.875% due 01/15/19	50,000	50,361
3.250% due 11/10/24	125,000	128,489
4.500% due 03/20/42	200,000	217,700
5.650% due 05/16/18	200,000	226,085
6.375% due 05/16/38	100,000	132,992
Reynolds American Inc 6.750% due 06/15/17	100,000	111,010
Sysco Corp
2.600% due 06/12/22	100,000	99,840
3.000% due 10/02/21	80,000	82,674
4.350% due 10/02/34	20,000	21,054
The Clorox Co 3.800% due 11/15/21	100,000	108,122

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
The Coca-Cola Co
0.750% due 11/01/16	$100,000	$100,162
1.800% due 09/01/16	100,000	101,734
2.500% due 04/01/23	200,000	201,167
3.300% due 09/01/21	100,000	106,956
The Hershey Co 1.500% due 11/01/16	100,000	101,325
The Kroger Co
2.200% due 01/15/17	50,000	50,866
3.300% due 01/15/21	100,000	103,999
3.850% due 08/01/23	150,000	160,140
5.150% due 08/01/43	25,000	29,644
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	281,579
The Procter & Gamble Co
2.300% due 02/06/22	100,000	101,356
4.700% due 02/15/19	100,000	111,955
5.550% due 03/05/37	200,000	266,325
Tyson Foods Inc 4.500% due 06/15/22	300,000	331,488
Unilever Capital Corp
0.850% due 08/02/17	100,000	99,859
5.900% due 11/15/32	50,000	70,036
Wal-Mart Stores Inc
0.600% due 04/11/16	100,000	100,216
1.125% due 04/11/18	400,000	400,661
3.250% due 10/25/20	100,000	107,244
5.000% due 10/25/40	200,000	240,395
5.250% due 09/01/35	125,000	154,981
5.800% due 02/15/18	100,000	113,236
6.500% due 08/15/37	350,000	490,646
Walgreen Co
1.800% due 09/15/17	75,000	75,804
3.100% due 09/15/22	75,000	75,675
5.250% due 01/15/19	25,000	28,057
Walgreens Boots Alliance Inc
3.800% due 11/18/24	200,000	207,197
4.800% due 11/18/44	165,000	178,832

		13,355,035

Energy - 3.1%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	101,051
6.200% due 03/15/40	100,000	122,186
6.375% due 09/15/17	100,000	111,307
6.450% due 09/15/36	150,000	186,680
Apache Corp
1.750% due 04/15/17	100,000	100,832
4.750% due 04/15/43	50,000	52,468
5.100% due 09/01/40	100,000	107,479
5.250% due 02/01/42	25,000	27,497
6.000% due 01/15/37	25,000	29,944
Baker Hughes Inc
5.125% due 09/15/40	50,000	57,163
7.500% due 11/15/18	165,000	196,727
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	100,978
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	199,992
1.674% due 02/13/18	50,000	50,250
1.846% due 05/05/17	100,000	101,239
2.237% due 05/10/19	200,000	202,272
2.315% due 02/13/20	100,000	100,909
2.750% due 05/10/23	250,000	244,139
3.561% due 11/01/21	100,000	105,362
Buckeye Partners LP 2.650% due 11/15/18	100,000	100,030
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	141,608

	Principal Amount	Value
Cameron International Corp 3.600% due 04/30/22	$200,000	$202,367
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	43,116
5.700% due 05/15/17	100,000	108,255
6.750% due 02/01/39	90,000	109,870
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	92,007
5.700% due 10/15/19	50,000	55,792
Chevron Corp
1.104% due 12/05/17	100,000	100,132
2.355% due 12/05/22	250,000	247,409
3.191% due 06/24/23	400,000	417,080
4.950% due 03/03/19	50,000	56,145
CNOOC Finance Ltd (United Kingdom) 3.000% due 05/09/23	200,000	195,707
ConocoPhillips
5.750% due 02/01/19	150,000	172,419
6.500% due 02/01/39	250,000	338,440
ConocoPhillips Co 3.350% due 11/15/24	350,000	361,110
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	136,981
Continental Resources Inc 3.800% due 06/01/24	270,000	249,341
Devon Energy Corp 6.300% due 01/15/19	50,000	57,349
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	204,999
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	23,160
Ecopetrol SA (Colombia)
5.875% due 05/28/45	200,000	188,500
7.625% due 07/23/19	100,000	117,900
Enable Midstream Partners LP 2.400% due 05/15/19 ~	100,000	98,088
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,548
7.500% due 04/15/38	50,000	62,718
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	139,790
Encana Corp (Canada)
5.900% due 12/01/17	100,000	112,684
6.500% due 02/01/38	100,000	114,860
Energy Transfer Partners LP
3.600% due 02/01/23	100,000	99,227
4.050% due 03/15/25	100,000	101,168
4.900% due 02/01/24	100,000	107,343
5.950% due 10/01/43	100,000	110,715
6.500% due 02/01/42	100,000	116,402
9.000% due 04/15/19	50,000	61,837
EnLink Midstream Partners LP 2.700% due 04/01/19	100,000	100,071
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	101,203
Enterprise Products Operating LLC
4.450% due 02/15/43	300,000	305,839
4.850% due 03/15/44	300,000	324,714
6.125% due 10/15/39	115,000	141,842
6.500% due 01/31/19	100,000	115,688
6.875% due 03/01/33	150,000	197,484
EOG Resources Inc 5.625% due 06/01/19	100,000	115,069
EQT Corp 8.125% due 06/01/19	25,000	29,893
Exxon Mobil Corp
2.709% due 03/06/25	300,000	303,442
3.176% due 03/15/24	200,000	210,918

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Halliburton Co
3.250% due 11/15/21	$100,000	$104,704
6.150% due 09/15/19	100,000	117,605
7.450% due 09/15/39	25,000	35,852
Hess Corp
5.600% due 02/15/41	50,000	54,804
7.125% due 03/15/33	50,000	61,055
8.125% due 02/15/19	100,000	120,167
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	101,755
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	101,722
4.150% due 02/01/24	100,000	102,397
5.300% due 09/15/20	50,000	55,100
5.400% due 09/01/44	250,000	260,000
6.950% due 01/15/38	200,000	237,742
Kinder Morgan Inc
3.050% due 12/01/19	100,000	101,100
5.300% due 12/01/34	70,000	72,541
6.500% due 09/15/20	300,000	347,703
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	112,520
Marathon Oil Corp
2.800% due 11/01/22	100,000	97,301
6.000% due 10/01/17	50,000	55,540
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	122,271
Murphy Oil Corp 3.700% due 12/01/22	100,000	92,569
Nabors Industries Inc 4.625% due 09/15/21	150,000	144,556
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	98,431
3.950% due 12/01/42	100,000	95,102
Nexen Energy ULC (Canada)
6.200% due 07/30/19	50,000	57,239
7.500% due 07/30/39	300,000	425,805
Noble Energy Inc
4.150% due 12/15/21	100,000	106,070
5.050% due 11/15/44	150,000	158,026
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	196,985
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	112,366
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	149,898
2.700% due 02/15/23	200,000	198,955
4.100% due 02/01/21	100,000	109,805
ONEOK Partners LP
3.375% due 10/01/22	100,000	95,030
8.625% due 03/01/19	150,000	177,881
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	112,453
6.800% due 05/15/38	200,000	264,867
Petrobras Global Finance BV (Netherlands)
3.500% due 02/06/17	100,000	93,835
4.875% due 03/17/20	700,000	630,350
5.375% due 01/27/21	100,000	91,200
5.625% due 05/20/43	300,000	244,470
5.750% due 01/20/20	25,000	23,304
6.750% due 01/27/41	100,000	88,996
6.875% due 01/20/40	50,000	45,678
7.875% due 03/15/19	100,000	102,350
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	104,250
4.250% due 01/15/25 ~	200,000	203,210
4.500% due 01/23/26 ~	250,000	255,375
4.875% due 01/24/22	100,000	106,375
5.500% due 01/21/21	100,000	110,250
5.625% due 01/23/46 ~	150,000	152,970

	Principal Amount	Value
6.500% due 06/02/41	$400,000	$455,000
6.625% due 06/15/35	200,000	230,000
8.000% due 05/03/19	200,000	240,250
Phillips 66
2.950% due 05/01/17	100,000	103,463
4.300% due 04/01/22	100,000	109,198
4.650% due 11/15/34	200,000	212,616
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	103,005
Plains All American Pipeline LP
4.700% due 06/15/44	50,000	51,009
5.000% due 02/01/21	50,000	55,442
6.125% due 01/15/17	100,000	108,023
6.700% due 05/15/36	100,000	126,388
Pride International Inc 6.875% due 08/15/20	200,000	228,127
Rowan Cos Inc 7.875% due 08/01/19	30,000	33,499
Schlumberger Investment SA (Luxembourg) 3.650% due 12/01/23	42,000	44,811
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	100,000	100,523
1.900% due 08/10/18	150,000	152,667
2.375% due 08/21/22	100,000	99,802
3.625% due 08/21/42	100,000	99,094
4.300% due 09/22/19	100,000	110,911
4.550% due 08/12/43	250,000	284,595
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	104,568
Southwestern Energy Co 4.950% due 01/23/25	100,000	101,905
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	94,270
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	194,951
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	98,571
2.900% due 11/08/20	90,000	94,405
3.150% due 01/23/22	100,000	104,489
3.700% due 03/01/24	200,000	214,024
3.950% due 05/15/43	100,000	102,791
5.250% due 04/15/19	100,000	113,801
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	98,558
Talisman Energy Inc (Canada)
5.850% due 02/01/37	200,000	206,167
6.250% due 02/01/38	100,000	108,474
Tennessee Gas Pipeline Co LLC 7.500% due 04/01/17	300,000	331,354
The Williams Cos Inc 7.875% due 09/01/21	200,000	232,468
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	150,573
Total Capital International SA (France)
1.550% due 06/28/17	100,000	101,160
3.700% due 01/15/24	200,000	212,723
Total Capital SA (France)
2.125% due 08/10/18	100,000	102,247
4.125% due 01/28/21	100,000	110,477
4.450% due 06/24/20	200,000	223,687
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	97,803
3.750% due 10/16/23	100,000	105,057
6.350% due 05/15/67 §	200,000	194,500
7.125% due 01/15/19	100,000	118,030
7.625% due 01/15/39	50,000	72,261
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	137,508

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Valero Energy Corp
6.125% due 02/01/20	$50,000	$57,984
6.625% due 06/15/37	150,000	185,749
Weatherford International Ltd (Bermuda)
6.750% due 09/15/40	100,000	94,085
9.625% due 03/01/19	100,000	114,655
Western Gas Partners LP 5.375% due 06/01/21	200,000	221,274
Williams Partners LP
3.600% due 03/15/22	100,000	99,529
4.000% due 11/15/21	100,000	102,800
4.000% due 09/15/25	100,000	98,284
5.100% due 09/15/45	100,000	96,802
6.300% due 04/15/40	20,000	22,080
XTO Energy Inc 6.500% due 12/15/18	100,000	117,262

		24,102,014

Financials - 10.1%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	100,000	100,456
4.000% due 04/27/16	100,000	103,136
4.000% due 03/13/24	100,000	107,265
ACE INA Holdings Inc
2.700% due 03/13/23	25,000	24,992
3.150% due 03/15/25	100,000	102,456
4.150% due 03/13/43	25,000	27,073
5.900% due 06/15/19	15,000	17,315
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	50,045
Aflac Inc
3.625% due 06/15/23	200,000	210,735
4.000% due 02/15/22	100,000	108,602
6.900% due 12/17/39	15,000	21,005
African Development Bank (Multi-National)
0.750% due 10/18/16	100,000	100,355
0.875% due 05/15/17	55,000	55,117
0.875% due 03/15/18	100,000	99,567
Alexandria Real Estate Equities Inc REIT 4.500% due 07/30/29	20,000	21,169
Alleghany Corp 4.950% due 06/27/22	100,000	110,971
American Campus Communities Operating Partnership LP 4.125% due 07/01/24	100,000	103,888
American Express Co
2.650% due 12/02/22	150,000	149,644
4.050% due 12/03/42	125,000	127,881
7.000% due 03/19/18	100,000	115,594
American Express Credit Corp
2.125% due 07/27/18	250,000	254,948
2.125% due 03/18/19	100,000	101,345
2.800% due 09/19/16	200,000	205,672
American Honda Finance Corp
1.550% due 12/11/17	100,000	100,892
2.125% due 10/10/18	100,000	101,911
American International Group Inc
3.875% due 01/15/35	100,000	100,856
4.375% due 01/15/55	100,000	101,271
5.850% due 01/16/18	200,000	223,573
6.250% due 05/01/36	150,000	196,147
8.175% due 05/15/68 §	125,000	177,881
American Tower Corp REIT
3.450% due 09/15/21	200,000	204,447
4.700% due 03/15/22	200,000	214,811
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	108,340
7.300% due 06/28/19	20,000	24,189

	Principal Amount	Value
Aon Corp 5.000% due 09/30/20	$50,000	$56,368
Aon PLC (United Kingdom) 4.250% due 12/12/42	200,000	199,582
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	221,876
Ares Capital Corp 3.875% due 01/15/20	30,000	30,558
Asian Development Bank (Multi-National)
0.500% due 06/20/16	250,000	250,231
1.125% due 03/15/17	200,000	201,626
1.375% due 03/23/20	200,000	199,147
1.875% due 10/23/18	100,000	102,408
2.000% due 01/22/25	300,000	300,369
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	249,219
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	35,036
3.625% due 10/01/20	100,000	106,038
AXA SA (France) 8.600% due 12/15/30	75,000	105,150
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	57,602
Bank of America Corp
2.600% due 01/15/19	200,000	203,668
2.650% due 04/01/19	67,000	68,333
3.300% due 01/11/23	350,000	354,926
3.750% due 07/12/16	200,000	206,194
4.100% due 07/24/23	300,000	320,453
4.200% due 08/26/24	285,000	295,194
5.000% due 01/21/44	200,000	230,518
5.625% due 07/01/20	200,000	230,841
5.650% due 05/01/18	150,000	166,483
5.700% due 01/24/22	150,000	175,649
6.050% due 05/16/16	100,000	105,105
6.110% due 01/29/37	250,000	305,439
6.400% due 08/28/17	100,000	110,875
6.500% due 08/01/16	200,000	213,497
6.875% due 04/25/18	200,000	228,897
7.625% due 06/01/19	150,000	181,213
7.750% due 05/14/38	200,000	288,958
Bank of America NA
1.250% due 02/14/17	250,000	250,520
5.300% due 03/15/17	250,000	267,083
Bank of Montreal (Canada)
1.450% due 04/09/18	200,000	199,976
2.500% due 01/11/17	200,000	205,697
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	150,000	158,570
5.140% due 10/14/20	250,000	278,091
Barclays PLC (United Kingdom) 2.750% due 11/08/19	200,000	202,155
BB&T Corp
2.050% due 06/19/18	100,000	101,407
2.150% due 03/22/17	100,000	101,853
2.450% due 01/15/20	100,000	101,793
3.950% due 04/29/16	50,000	51,771
3.950% due 03/22/22	200,000	214,766
Berkshire Hathaway Finance Corp
0.950% due 08/15/16	200,000	200,940
4.300% due 05/15/43	200,000	218,907
5.750% due 01/15/40	25,000	32,863
Berkshire Hathaway Inc
3.000% due 02/11/23	50,000	52,009
3.400% due 01/31/22	100,000	107,219
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	104,608
BlackRock Inc 5.000% due 12/10/19	100,000	113,922

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
BNP Paribas SA (France)
2.375% due 09/14/17	$100,000	$101,974
2.400% due 12/12/18	150,000	153,062
2.450% due 03/17/19	100,000	102,363
5.000% due 01/15/21	200,000	226,992
Boston Properties LP REIT
3.700% due 11/15/18	200,000	213,179
4.125% due 05/15/21	100,000	108,823
BPCE SA (France) 2.500% due 07/15/19	250,000	255,144
Camden Property Trust REIT 3.500% due 09/15/24	100,000	101,304
Capital One Bank USA NA 8.800% due 07/15/19	50,000	62,699
Capital One Financial Corp
3.150% due 07/15/16	200,000	205,157
3.200% due 02/05/25	200,000	198,755
6.150% due 09/01/16	100,000	106,570
Capital One NA 2.950% due 07/23/21	250,000	253,914
Caterpillar Financial Services Corp
1.000% due 11/25/16	100,000	100,443
2.650% due 04/01/16	200,000	204,112
2.750% due 08/20/21	135,000	138,883
Citigroup Inc
1.300% due 04/01/16	100,000	100,366
1.300% due 11/15/16	300,000	300,562
2.500% due 07/29/19	100,000	101,488
3.750% due 06/16/24	100,000	104,883
3.875% due 03/26/25	100,000	100,747
3.953% due 06/15/16	250,000	258,524
4.000% due 08/05/24	50,000	51,394
4.050% due 07/30/22	500,000	525,369
4.300% due 11/20/26	100,000	103,666
4.450% due 01/10/17	150,000	158,138
4.500% due 01/14/22	60,000	66,339
4.950% due 11/07/43	100,000	116,042
6.000% due 08/15/17	100,000	110,038
6.125% due 11/21/17	100,000	111,155
6.125% due 08/25/36	100,000	121,499
6.875% due 03/05/38	100,000	138,789
8.125% due 07/15/39	200,000	315,687
8.500% due 05/22/19	150,000	186,975
CME Group Inc
3.000% due 09/15/22	50,000	51,914
3.000% due 03/15/25	50,000	50,571
CNA Financial Corp
6.500% due 08/15/16	50,000	53,576
7.350% due 11/15/19	15,000	18,080
Commonwealth Bank of Australia (Australia)
1.900% due 09/18/17	250,000	254,485
2.300% due 03/12/20	250,000	252,544
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875% due 02/08/22	200,000	215,562
3.950% due 11/09/22	250,000	259,224
5.250% due 05/24/41	200,000	243,892
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	31,009
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	50,611
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	100,113
1.500% due 02/22/17	100,000	101,478
Countrywide Financial Corp 6.250% due 05/15/16	100,000	105,220
Credit Suisse Group Funding Guernsey Ltd (United Kingdom) 3.750% due 03/26/25 ~	250,000	253,238

	Principal Amount	Value
Credit Suisse NY (Switzerland)
2.300% due 05/28/19	$300,000	$303,239
4.375% due 08/05/20	350,000	388,702
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	79,359
DDR Corp REIT 3.375% due 05/15/23	100,000	99,409
Deutsche Bank AG (Germany)
3.700% due 05/30/24	285,000	292,474
4.500% due 04/01/25 #	200,000	200,237
6.000% due 09/01/17	300,000	330,748
Discover Bank 2.000% due 02/21/18	250,000	250,421
Duke Realty LP REIT
3.875% due 10/15/22	200,000	209,311
6.750% due 03/15/20	25,000	29,745
ERP Operating LP REIT 4.625% due 12/15/21	100,000	111,852
Essex Portfolio LP REIT 3.875% due 05/01/24	50,000	52,403
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	450,000	453,652
1.625% due 04/10/18	100,000	101,159
1.750% due 11/26/19	200,000	202,549
European Investment Bank (Multi-National)
0.500% due 08/15/16	200,000	200,119
1.000% due 03/15/18	250,000	250,086
1.000% due 06/15/18	200,000	199,726
1.125% due 12/15/16	300,000	302,797
1.125% due 09/15/17	650,000	654,819
1.625% due 03/16/20	300,000	302,172
1.750% due 06/17/19	600,000	610,969
2.875% due 09/15/20	250,000	267,467
3.250% due 01/29/24	600,000	663,071
4.875% due 02/15/36	425,000	574,007
5.125% due 05/30/17	500,000	546,304
Export-Import Bank of Korea (South Korea)
2.375% due 08/12/19	300,000	305,230
5.000% due 04/11/22	200,000	232,134
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	54,253
Fifth Third Bancorp
5.450% due 01/15/17	50,000	53,523
8.250% due 03/01/38	25,000	37,989
Fifth Third Bank
1.450% due 02/28/18	200,000	199,468
2.875% due 10/01/21	300,000	304,312
FMS Wertmanagement AoeR (Germany)
0.625% due 04/18/16	200,000	200,421
1.000% due 11/21/17	200,000	200,348
Ford Motor Credit Co LLC
4.375% due 08/06/23	200,000	216,466
5.875% due 08/02/21	250,000	294,697
6.625% due 08/15/17	250,000	277,746
8.000% due 12/15/16	200,000	221,711
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,516
General Electric Capital Corp
1.250% due 05/15/17	75,000	75,401
1.600% due 11/20/17	150,000	151,497
3.350% due 10/17/16	400,000	416,096
3.450% due 05/15/24	350,000	369,017
4.625% due 01/07/21	200,000	225,470
5.625% due 05/01/18	600,000	673,889
5.875% due 01/14/38	200,000	259,146
6.000% due 08/07/19	200,000	233,863
6.750% due 03/15/32	350,000	485,497
6.875% due 01/10/39	200,000	288,720

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
HCP Inc REIT
3.400% due 02/01/25	$100,000	$97,752
4.250% due 11/15/23	93,000	97,919
5.375% due 02/01/21	150,000	169,075
Health Care REIT Inc
4.500% due 01/15/24	150,000	161,337
6.200% due 06/01/16	100,000	105,944
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	101,539
HSBC Bank USA NA 4.875% due 08/24/20	100,000	112,373
HSBC Finance Corp 6.676% due 01/15/21	211,000	250,855
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	107,733
4.875% due 01/14/22	100,000	112,975
6.500% due 09/15/37	300,000	384,076
6.800% due 06/01/38	150,000	197,921
HSBC USA Inc 3.500% due 06/23/24	500,000	523,296
Inter-American Development Bank (Multi-National)
0.875% due 11/15/16	150,000	150,599
0.875% due 03/15/18	300,000	299,098
1.125% due 03/15/17	200,000	201,792
1.125% due 09/12/19	175,000	173,477
1.375% due 10/18/16	100,000	101,134
1.500% due 09/25/18	300,000	303,415
2.125% due 11/09/20	200,000	205,865
3.200% due 08/07/42	100,000	103,451
4.250% due 09/10/18	125,000	137,782
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	108,183
International Bank for Reconstruction & Development (Multi-National)
0.500% due 04/15/16	400,000	400,404
0.875% due 04/17/17	100,000	100,610
1.000% due 09/15/16	400,000	402,426
1.625% due 02/10/22	300,000	297,240
1.875% due 03/15/19	300,000	307,594
1.875% due 10/07/19	400,000	409,378
2.125% due 11/01/20	200,000	206,249
2.125% due 02/13/23	100,000	103,614
7.625% due 01/19/23	100,000	141,098
International Finance Corp (Multi-National)
0.500% due 05/16/16	150,000	150,168
0.875% due 06/15/18	100,000	98,983
1.750% due 09/04/18	200,000	202,619
1.750% due 09/16/19	200,000	202,717
2.125% due 11/17/17	200,000	205,472
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	200,000	209,807
5.250% due 01/12/24	200,000	225,504
Invesco Finance PLC (United Kingdom) 5.375% due 11/30/43	200,000	247,320
Jefferies Group LLC
5.125% due 01/20/23	150,000	155,950
8.500% due 07/15/19	125,000	150,126
JPMorgan Chase & Co
1.350% due 02/15/17	200,000	200,762
1.625% due 05/15/18	350,000	348,952
1.800% due 01/25/18	200,000	201,562
2.000% due 08/15/17	250,000	253,688
2.200% due 10/22/19	400,000	401,347
2.350% due 01/28/19	200,000	203,389
3.250% due 09/23/22	400,000	409,759
4.250% due 10/15/20	250,000	272,826
4.350% due 08/15/21	200,000	220,301
4.400% due 07/22/20	200,000	219,804
5.500% due 10/15/40	100,000	122,432

	Principal Amount	Value
5.600% due 07/15/41	$100,000	$122,826
6.125% due 06/27/17	100,000	109,614
6.300% due 04/23/19	250,000	290,567
6.400% due 05/15/38	300,000	403,894
KeyCorp
2.300% due 12/13/18	100,000	101,695
5.100% due 03/24/21	100,000	113,723
KFW (Germany)
0.500% due 04/19/16	450,000	450,548
0.500% due 07/15/16	350,000	350,209
0.500% due 09/15/16	500,000	499,908
1.000% due 06/11/18	200,000	199,741
1.250% due 10/05/16	400,000	404,212
1.250% due 02/15/17	500,000	505,414
1.875% due 04/01/19	200,000	204,532
2.000% due 10/04/22	250,000	253,296
2.125% due 01/17/23	650,000	663,349
2.375% due 08/25/21	250,000	260,072
4.000% due 01/27/20	100,000	111,836
4.375% due 03/15/18	200,000	219,725
4.500% due 07/16/18	100,000	110,847
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	102,607
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	99,611
6.875% due 10/01/19	25,000	29,781
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	99,921
1.750% due 04/15/19	225,000	229,087
2.125% due 07/15/16	125,000	127,650
5.125% due 02/01/17	100,000	108,057
Leucadia National Corp 6.625% due 10/23/43	100,000	100,602
Liberty Property LP REIT 4.400% due 02/15/24	94,000	100,647
Lincoln National Corp
7.000% due 05/17/66 §	100,000	96,500
8.750% due 07/01/19	115,000	144,836
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	300,000	312,212
Loews Corp 2.625% due 05/15/23	150,000	146,725
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	28,932
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	250,811
Markel Corp
5.350% due 06/01/21	150,000	170,106
7.125% due 09/30/19	25,000	29,961
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	51,389
3.500% due 03/10/25	75,000	77,212
MetLife Inc
5.700% due 06/15/35	100,000	127,227
5.875% due 02/06/41	200,000	260,707
6.375% due 06/15/34	100,000	135,472
6.750% due 06/01/16	250,000	266,871
Moody’s Corp 4.875% due 02/15/24	50,000	55,784
Morgan Stanley
2.125% due 04/25/18	400,000	404,628
3.800% due 04/29/16	200,000	205,819
4.100% due 05/22/23	600,000	625,073
4.350% due 09/08/26	90,000	94,471
4.875% due 11/01/22	100,000	109,390
5.450% due 01/09/17	300,000	321,013
5.500% due 07/28/21	250,000	290,410
5.625% due 09/23/19	200,000	227,882
5.750% due 01/25/21	200,000	233,760

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
5.950% due 12/28/17	$200,000	$221,835
6.625% due 04/01/18	250,000	284,491
7.250% due 04/01/32	100,000	139,746
MUFG Union Bank NA 3.000% due 06/06/16	250,000	256,042
National Australia Bank Ltd (Australia) 1.300% due 07/25/16	300,000	302,110
National City Corp 6.875% due 05/15/19	200,000	236,199
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	100,040
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	107,191
4.750% due 04/30/43 §	200,000	201,100
8.000% due 03/01/32	50,000	74,695
Nomura Holdings Inc (Japan)
2.000% due 09/13/16	100,000	100,997
6.700% due 03/04/20	5,000	5,987
Nordic Investment Bank (Multi-National) 0.500% due 04/14/16	200,000	200,185
Northern Trust Corp 3.375% due 08/23/21	50,000	53,681
Oesterreichische Kontrollbank AG (Austria)
0.750% due 12/15/16	200,000	200,390
1.125% due 05/29/18	150,000	149,847
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24	100,000	105,860
PACCAR Financial Corp 1.150% due 08/16/16	100,000	100,764
PNC Bank NA 1.300% due 10/03/16	250,000	251,565
PNC Funding Corp
2.700% due 09/19/16	225,000	230,401
5.125% due 02/08/20	100,000	114,394
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,912
4.625% due 09/15/42	100,000	109,512
Private Export Funding Corp
1.375% due 02/15/17	100,000	100,733
2.450% due 07/15/24	100,000	99,675
4.300% due 12/15/21	25,000	28,459
Prologis LP REIT
2.750% due 02/15/19	43,000	43,898
3.350% due 02/01/21	100,000	103,931
Prospect Capital Corp 5.000% due 07/15/19	100,000	104,426
Protective Life Corp 8.450% due 10/15/39	25,000	38,106
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	102,175
5.625% due 05/12/41	50,000	59,687
5.875% due 09/15/42 §	100,000	109,125
6.200% due 11/15/40	50,000	63,627
6.625% due 06/21/40	50,000	67,898
7.375% due 06/15/19	320,000	387,837
Realty Income Corp REIT
4.650% due 08/01/23	50,000	54,732
5.875% due 03/15/35	50,000	58,496
Regency Centers LP 4.800% due 04/15/21	100,000	110,780
Regions Financial Corp 2.000% due 05/15/18	50,000	49,983
Royal Bank of Canada (Canada)
1.200% due 01/23/17	400,000	402,548
1.200% due 09/19/17	100,000	100,092
1.500% due 01/16/18	200,000	201,064
2.150% due 03/06/20	100,000	100,807
2.200% due 09/23/19	200,000	203,876

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	$150,000	$173,802
Santander Bank NA 2.000% due 01/12/18	400,000	401,919
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,827
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	204,221
2.200% due 02/01/19	150,000	152,427
4.250% due 10/01/44	200,000	210,207
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	306,798
3.400% due 07/11/24	300,000	310,637
SunTrust Banks Inc
2.500% due 05/01/19	50,000	50,856
3.500% due 01/20/17	200,000	208,267
Svensk Exportkredit AB (Sweden)
0.625% due 05/31/16	200,000	200,347
2.125% due 07/13/16	100,000	102,025
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	251,232
Synchrony Financial 3.750% due 08/15/21	200,000	207,559
Tanger Properties LP REIT 3.750% due 12/01/24	50,000	51,381
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	101,768
The Allstate Corp 5.750% due 08/15/53 §	200,000	218,125
The Bank of New York Mellon Corp
1.350% due 03/06/18	25,000	25,011
2.100% due 01/15/19	100,000	101,279
2.300% due 07/28/16	400,000	408,088
3.400% due 05/15/24	100,000	104,802
The Bank of Nova Scotia (Canada)
1.300% due 07/21/17	150,000	150,299
1.450% due 04/25/18	100,000	99,779
2.050% due 06/05/19	100,000	100,613
2.550% due 01/12/17	200,000	205,407
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	287,962
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,958
3.225% due 09/01/22	25,000	25,860
The Chubb Corp 5.750% due 05/15/18	50,000	56,586
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	306,209
2.600% due 04/23/20	150,000	151,772
2.625% due 01/31/19	400,000	408,888
2.900% due 07/19/18	300,000	310,147
3.500% due 01/23/25	150,000	153,251
3.625% due 01/22/23	400,000	414,451
5.250% due 07/27/21	150,000	170,722
5.375% due 03/15/20	300,000	340,651
5.625% due 01/15/17	225,000	241,293
6.125% due 02/15/33	150,000	191,900
6.150% due 04/01/18	100,000	112,454
6.750% due 10/01/37	200,000	263,145
7.500% due 02/15/19	250,000	298,626
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	171,184
The Huntington National Bank 2.400% due 04/01/20	300,000	302,617
The Korea Development Bank (South Korea)
2.875% due 08/22/18	200,000	206,492
3.875% due 05/04/17	250,000	262,449
The NASDAQ OMX Group Inc 5.550% due 01/15/20	100,000	112,460

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
The Progressive Corp 3.750% due 08/23/21	$100,000	$108,679
The Toronto-Dominion Bank (Canada)
1.125% due 05/02/17	150,000	150,408
1.400% due 04/30/18	100,000	100,092
2.250% due 11/05/19	100,000	101,719
2.375% due 10/19/16	100,000	102,567
The Travelers Cos Inc
5.750% due 12/15/17	50,000	56,153
6.250% due 06/20/16	100,000	106,764
6.250% due 06/15/37	125,000	172,658
Torchmark Corp 9.250% due 06/15/19	50,000	63,538
Toyota Motor Credit Corp
1.250% due 10/05/17	300,000	301,017
1.375% due 01/10/18	250,000	250,986
2.050% due 01/12/17	100,000	102,153
2.625% due 01/10/23	100,000	101,269
4.250% due 01/11/21	100,000	111,554
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	136,802
UBS AG (Switzerland)
2.375% due 08/14/19	400,000	403,439
5.750% due 04/25/18	100,000	111,921
5.875% due 07/15/16	100,000	105,814
5.875% due 12/20/17	100,000	111,055
UDR Inc REIT 3.700% due 10/01/20	100,000	105,755
US Bancorp
2.200% due 11/15/16	45,000	45,957
2.950% due 07/15/22	250,000	254,727
3.600% due 09/11/24	400,000	417,801
Ventas Realty LP REIT
1.250% due 04/17/17	57,000	56,895
1.550% due 09/26/16	88,000	88,606
4.000% due 04/30/19	100,000	106,936
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	111,231
Wachovia Corp
5.500% due 08/01/35	200,000	236,424
5.625% due 10/15/16	100,000	106,945
5.750% due 02/01/18	100,000	111,881
Wells Fargo & Co
1.500% due 01/16/18	100,000	100,532
2.125% due 04/22/19	100,000	101,275
2.625% due 12/15/16	300,000	308,503
3.450% due 02/13/23	300,000	307,277
3.500% due 03/08/22	150,000	159,382
4.100% due 06/03/26	300,000	316,520
4.125% due 08/15/23	300,000	320,559
4.600% due 04/01/21	200,000	224,792
5.375% due 02/07/35	100,000	123,026
5.606% due 01/15/44	100,000	121,197
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	141,880
Westpac Banking Corp (Australia)
1.050% due 11/25/16	100,000	100,371
1.500% due 12/01/17	100,000	100,542
2.000% due 08/14/17	300,000	305,905
4.875% due 11/19/19	25,000	28,133
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	134,720
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	112,774
WP Carey Inc REIT 4.600% due 04/01/24	100,000	103,910
WR Berkley Corp 6.250% due 02/15/37	50,000	63,456

	Principal Amount	Value
XLIT Ltd (Cayman)
2.300% due 12/15/18	$50,000	$50,834
5.250% due 12/15/43	50,000	58,540

		79,089,291

Health Care - 2.3%

Abbott Laboratories
2.950% due 03/15/25	100,000	101,315
5.125% due 04/01/19	80,000	90,224
6.150% due 11/30/37	25,000	34,043
AbbVie Inc
1.750% due 11/06/17	200,000	200,796
2.000% due 11/06/18	150,000	150,036
4.400% due 11/06/42	125,000	129,836
Actavis Funding SCS (Luxembourg)
1.300% due 06/15/17	100,000	99,181
2.350% due 03/12/18	380,000	385,353
2.450% due 06/15/19	65,000	65,332
3.000% due 03/12/20	70,000	71,793
3.800% due 03/15/25	70,000	72,330
4.550% due 03/15/35	320,000	334,657
4.750% due 03/15/45	30,000	31,967
Actavis Inc
3.250% due 10/01/22	100,000	100,071
4.625% due 10/01/42	100,000	102,294
Aetna Inc
2.750% due 11/15/22	125,000	125,380
3.500% due 11/15/24	100,000	104,518
3.950% due 09/01/20	50,000	54,526
4.125% due 11/15/42	100,000	105,771
Agilent Technologies Inc 3.200% due 10/01/22	100,000	98,856
Allergan Inc 2.800% due 03/15/23	25,000	24,185
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	102,823
Amgen Inc
3.625% due 05/22/24	100,000	105,365
5.150% due 11/15/41	174,000	201,188
5.700% due 02/01/19	100,000	114,456
5.750% due 03/15/40	400,000	488,009
6.400% due 02/01/39	225,000	292,869
Anthem Inc
1.875% due 01/15/18	75,000	75,600
2.250% due 08/15/19	200,000	201,108
3.300% due 01/15/23	75,000	76,317
4.625% due 05/15/42	100,000	108,839
4.650% due 01/15/43	50,000	54,421
5.875% due 06/15/17	100,000	109,427
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	26,010
5.900% due 09/15/17	100,000	111,321
6.450% due 09/15/37	100,000	138,038
Baxter International Inc
1.850% due 06/15/18	400,000	402,796
3.200% due 06/15/23	50,000	50,775
4.250% due 03/15/20	100,000	110,214
Becton Dickinson & Co
3.125% due 11/08/21	100,000	102,873
3.734% due 12/15/24	129,000	135,388
6.000% due 05/15/39	300,000	383,898
Boston Scientific Corp
2.650% due 10/01/18	100,000	101,185
6.400% due 06/15/16	100,000	105,957
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	100,410
3.250% due 08/01/42	100,000	93,899
Cardinal Health Inc 3.200% due 06/15/22	100,000	102,690

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
CareFusion Corp 3.875% due 05/15/24	$100,000	$105,533
Catholic Health Initiatives 4.350% due 11/01/42	150,000	150,878
Celgene Corp
2.250% due 05/15/19	200,000	202,223
3.250% due 08/15/22	100,000	102,407
4.000% due 08/15/23	100,000	108,077
Cigna Corp
2.750% due 11/15/16	200,000	206,160
4.500% due 03/15/21	100,000	112,420
Covidien International Finance SA (Luxembourg) 6.000% due 10/15/17	125,000	139,458
Dignity Health 5.267% due 11/01/64	100,000	113,349
Eli Lilly & Co
4.650% due 06/15/44	150,000	174,684
5.500% due 03/15/27	100,000	123,526
Express Scripts Holding Co
2.650% due 02/15/17	100,000	102,466
3.125% due 05/15/16	100,000	102,452
Gilead Sciences Inc
3.050% due 12/01/16	200,000	207,078
4.400% due 12/01/21	100,000	111,929
4.500% due 02/01/45	210,000	233,726
GlaxoSmithKline Capital Inc
5.650% due 05/15/18	200,000	226,258
6.375% due 05/15/38	100,000	136,288
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	203,420
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	79,923
Humana Inc
3.850% due 10/01/24	100,000	104,722
4.625% due 12/01/42	100,000	104,554
Johnson & Johnson
1.650% due 12/05/18	150,000	152,961
2.450% due 12/05/21	150,000	156,126
4.850% due 05/15/41	50,000	61,807
5.550% due 08/15/17	50,000	55,485
5.950% due 08/15/37	100,000	138,681
Laboratory Corp of America Holdings
4.625% due 11/15/20	100,000	110,062
4.700% due 02/01/45	50,000	51,678
Life Technologies Corp 6.000% due 03/01/20	100,000	115,614
McKesson Corp
1.292% due 03/10/17	150,000	150,201
3.796% due 03/15/24	300,000	317,114
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	53,937
7.125% due 03/15/18	200,000	230,663
Medtronic Inc
1.375% due 04/01/18	250,000	250,225
1.500% due 03/15/18 ~	55,000	55,286
2.500% due 03/15/20 ~	55,000	56,231
2.750% due 04/01/23	50,000	50,160
3.150% due 03/15/22 ~	125,000	129,917
3.500% due 03/15/25 ~	380,000	398,084
4.375% due 03/15/35 ~	65,000	71,123
4.450% due 03/15/20	25,000	27,847
4.500% due 03/15/42	100,000	109,796
4.625% due 03/15/45 ~	80,000	90,920
Merck & Co Inc
1.100% due 01/31/18	100,000	99,864
2.400% due 09/15/22	100,000	99,937
2.750% due 02/10/25	200,000	200,267
3.600% due 09/15/42	300,000	299,339

	Principal Amount	Value
4.150% due 05/18/43	$100,000	$107,955
6.500% due 12/01/33	50,000	69,215
6.550% due 09/15/37	50,000	70,706
Mylan Inc 2.600% due 06/24/18	100,000	102,176
Novartis Capital Corp
2.400% due 09/21/22	75,000	75,592
3.400% due 05/06/24	150,000	160,413
4.400% due 04/24/20	50,000	56,043
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	141,195
Perrigo Co PLC (Ireland) 2.300% due 11/08/18	250,000	252,529
Pfizer Inc
1.500% due 06/15/18	150,000	151,385
3.400% due 05/15/24	550,000	577,976
6.200% due 03/15/19	150,000	175,648
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	301,144
4.750% due 01/30/20	15,000	16,459
5.750% due 01/30/40	6,000	6,790
Sanofi (France) 4.000% due 03/29/21	200,000	220,108
St Jude Medical Inc 3.250% due 04/15/23	100,000	102,463
Stryker Corp
4.100% due 04/01/43	100,000	102,796
4.375% due 05/15/44	300,000	316,280
Teva Pharmaceutical Finance IV LLC 2.250% due 03/18/20	200,000	201,433
Thermo Fisher Scientific Inc
2.250% due 08/15/16	100,000	101,738
3.150% due 01/15/23	100,000	101,522
4.150% due 02/01/24	100,000	108,171
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	250,704
6.875% due 02/15/38	250,000	361,203
Wyeth LLC
5.950% due 04/01/37	50,000	64,234
6.500% due 02/01/34	100,000	136,343
Zimmer Holdings Inc
3.375% due 11/30/21	100,000	102,905
3.550% due 04/01/25	70,000	71,481
4.250% due 08/15/35	20,000	20,674
4.450% due 08/15/45	65,000	67,722

		17,658,199

Industrials - 1.6%

3M Co 2.000% due 06/26/22	400,000	395,889
ABB Finance USA Inc 2.875% due 05/08/22	100,000	102,197
Air Lease Corp 3.375% due 01/15/19	100,000	102,500
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	183,168	199,158
Boeing Capital Corp 4.700% due 10/27/19	200,000	225,369
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	153,274
4.450% due 03/15/43	300,000	323,794
4.700% due 10/01/19	100,000	112,126
5.650% due 05/01/17	100,000	109,420
5.750% due 05/01/40	100,000	125,461
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	104,018
2.950% due 11/21/24	100,000	102,860
6.200% due 06/01/36	50,000	67,667

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	$150,000	$149,943
4.500% due 01/15/22	50,000	55,490
Caterpillar Inc
3.803% due 08/15/42	100,000	101,887
3.900% due 05/27/21	200,000	220,435
6.050% due 08/15/36	125,000	163,000
Continental Airlines Pass-Through Trust 9.000% due 01/08/18	35,737	38,793
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	28,402	29,607
CSX Corp
3.400% due 08/01/24	200,000	209,075
3.700% due 11/01/23	100,000	106,990
5.500% due 04/15/41	75,000	93,758
7.375% due 02/01/19	50,000	60,109
Danaher Corp 2.300% due 06/23/16	50,000	51,083
Deere & Co
3.900% due 06/09/42	100,000	104,539
4.375% due 10/16/19	50,000	55,598
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	67,827	72,555
Dover Corp 5.375% due 03/01/41	50,000	61,836
Eaton Corp
2.750% due 11/02/22	200,000	200,757
4.000% due 11/02/32	100,000	105,473
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	103,875
Emerson Electric Co 4.250% due 11/15/20	25,000	27,991
FedEx Corp
3.875% due 08/01/42	100,000	96,916
4.000% due 01/15/24	200,000	216,298
Flowserve Corp 4.000% due 11/15/23	143,000	150,275
GATX Corp
2.375% due 07/30/18	46,000	46,578
3.250% due 03/30/25	100,000	99,114
General Dynamics Corp
1.000% due 11/15/17	50,000	50,010
3.600% due 11/15/42	200,000	200,077
General Electric Co
2.700% due 10/09/22	100,000	101,883
3.375% due 03/11/24	250,000	264,956
4.125% due 10/09/42	100,000	105,999
5.250% due 12/06/17	100,000	110,408
Honeywell International Inc
5.000% due 02/15/19	100,000	112,715
5.300% due 03/01/18	125,000	139,674
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	151,939
4.875% due 09/15/41	100,000	116,946
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	106,957
John Deere Capital Corp
1.050% due 10/11/16	100,000	100,555
1.350% due 01/16/18	100,000	100,424
1.400% due 03/15/17	100,000	101,043
1.950% due 12/13/18	200,000	203,778
2.750% due 03/15/22	100,000	102,669
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	55,910
L-3 Communications Corp 5.200% due 10/15/19	100,000	111,181
Lockheed Martin Corp
2.900% due 03/01/25	50,000	50,656
3.600% due 03/01/35	25,000	25,060
3.800% due 03/01/45	20,000	19,972

	Principal Amount	Value
4.250% due 11/15/19	$100,000	$109,950
6.150% due 09/01/36	100,000	132,576
Norfolk Southern Corp
2.903% due 02/15/23	100,000	100,844
3.000% due 04/01/22	100,000	102,745
4.800% due 08/15/43	100,000	115,716
4.837% due 10/01/41	50,000	57,761
5.900% due 06/15/19	50,000	57,782
Northrop Grumman Corp
3.250% due 08/01/23	100,000	103,285
3.500% due 03/15/21	100,000	105,542
3.850% due 04/15/45	100,000	98,886
Owens Corning 4.200% due 12/15/22	138,000	144,241
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	137,214
Pitney Bowes Inc
4.625% due 03/15/24	100,000	105,083
5.600% due 03/15/18	50,000	54,256
Precision Castparts Corp 2.500% due 01/15/23	100,000	98,713
Raytheon Co
2.500% due 12/15/22	125,000	124,874
4.400% due 02/15/20	25,000	27,814
Republic Services Inc
3.200% due 03/15/25	100,000	100,642
3.800% due 05/15/18	200,000	212,167
5.500% due 09/15/19	27,000	30,641
Rockwell Automation Inc 2.050% due 03/01/20	100,000	101,052
Rockwell Collins Inc 5.250% due 07/15/19	100,000	113,213
Roper Industries Inc 1.850% due 11/15/17	100,000	100,735
Ryder System Inc
2.350% due 02/26/19	125,000	125,950
2.500% due 03/01/17	50,000	50,967
Southwest Airlines Co 2.750% due 11/06/19	50,000	51,192
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	50,906
The Boeing Co
5.875% due 02/15/40	50,000	67,948
6.000% due 03/15/19	100,000	116,901
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	204,641
Union Pacific Corp
3.646% due 02/15/24	92,000	99,644
4.750% due 09/15/41	100,000	116,995
4.750% due 12/15/43	100,000	116,869
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	107,000	113,559
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,349
2.450% due 10/01/22	100,000	100,860
3.125% due 01/15/21	100,000	106,405
5.500% due 01/15/18	50,000	55,909
6.200% due 01/15/38	50,000	68,105
United Technologies Corp
1.800% due 06/01/17	100,000	101,878
3.100% due 06/01/22	200,000	208,288
4.500% due 06/01/42	300,000	334,133
6.125% due 02/01/19	200,000	233,088
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	90,568	97,569
Verisk Analytics Inc 4.125% due 09/12/22	100,000	104,429
Waste Management Inc 6.100% due 03/15/18	250,000	282,475

		12,273,312

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 1.3%

Adobe Systems Inc 4.750% due 02/01/20	$100,000	$111,793
Alibaba Group Holding Ltd (Cayman) 3.600% due 11/28/24 ~	200,000	201,043
Altera Corp 2.500% due 11/15/18	100,000	102,748
Amphenol Corp 2.550% due 01/30/19	200,000	203,852
Apple Inc
0.450% due 05/03/16	175,000	175,071
1.550% due 02/07/20	100,000	99,436
2.400% due 05/03/23	450,000	444,636
2.500% due 02/09/25	400,000	392,296
3.450% due 05/06/24	300,000	318,654
3.450% due 02/09/45	50,000	47,728
Arrow Electronics Inc 6.000% due 04/01/20	25,000	28,524
Baidu Inc (Cayman) 2.250% due 11/28/17	200,000	202,066
Broadcom Corp 3.500% due 08/01/24	200,000	207,659
CA Inc 2.875% due 08/15/18	100,000	102,600
CDK Global Inc 3.300% due 10/15/19 ~	35,000	35,324
Cisco Systems Inc
2.125% due 03/01/19	200,000	204,210
4.950% due 02/15/19	200,000	225,138
5.500% due 01/15/40	250,000	310,286
Corning Inc 1.450% due 11/15/17	100,000	100,483
eBay Inc
1.350% due 07/15/17	100,000	99,918
3.250% due 10/15/20	200,000	207,105
EMC Corp
1.875% due 06/01/18	100,000	101,199
3.375% due 06/01/23	100,000	104,057
Fidelity National Information Services Inc 3.500% due 04/15/23	108,000	108,557
Fiserv Inc 3.125% due 06/15/16	50,000	51,293
Google Inc 2.125% due 05/19/16	100,000	101,951
Hewlett-Packard Co
3.000% due 09/15/16	200,000	205,327
3.750% due 12/01/20	50,000	52,475
4.050% due 09/15/22	200,000	211,253
4.650% due 12/09/21	150,000	164,373
6.000% due 09/15/41	55,000	61,515
Ingram Micro Inc 4.950% due 12/15/24	50,000	51,893
Intel Corp
3.300% due 10/01/21	250,000	266,500
4.800% due 10/01/41	185,000	209,279
International Business Machines Corp
0.450% due 05/06/16	250,000	249,941
1.250% due 02/08/18	100,000	100,378
1.625% due 05/15/20	150,000	148,168
1.875% due 05/15/19	100,000	101,165
1.950% due 07/22/16	100,000	101,840
3.375% due 08/01/23	300,000	313,073
5.600% due 11/30/39	26,000	32,140
5.700% due 09/14/17	100,000	111,125
8.375% due 11/01/19	100,000	129,344
Keysight Technologies Inc 4.550% due 10/30/24 ~	100,000	100,953
KLA-Tencor Corp 5.650% due 11/01/34	38,000	41,411

	Principal Amount	Value
Microsoft Corp
2.375% due 02/12/22	$200,000	$201,632
2.375% due 05/01/23	100,000	100,005
3.500% due 11/15/42	100,000	96,680
3.750% due 02/12/45	200,000	201,680
5.200% due 06/01/39	135,000	166,341
5.300% due 02/08/41	200,000	251,287
Motorola Solutions Inc 3.500% due 03/01/23	150,000	150,778
NetApp Inc 3.375% due 06/15/21	50,000	50,980
Oracle Corp
1.200% due 10/15/17	300,000	300,879
2.250% due 10/08/19	300,000	306,121
4.300% due 07/08/34	100,000	108,730
5.000% due 07/08/19	100,000	113,229
5.750% due 04/15/18	100,000	113,049
6.125% due 07/08/39	100,000	133,117
6.500% due 04/15/38	100,000	137,713
Seagate HDD Cayman (Cayman)
3.750% due 11/15/18	100,000	104,306
5.750% due 12/01/34 ~	50,000	53,605
Symantec Corp 2.750% due 06/15/17	100,000	101,831
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	107,455
Texas Instruments Inc 1.000% due 05/01/18	200,000	198,713
The Western Union Co 5.930% due 10/01/16	100,000	106,667
Tyco Electronics Group SA (Luxembourg)
2.375% due 12/17/18	50,000	50,976
4.875% due 01/15/21	30,000	33,757
Xerox Corp
3.800% due 05/15/24	150,000	152,026
5.625% due 12/15/19	100,000	113,325

		10,394,662

Materials - 1.2%

Agrium Inc (Canada) 5.250% due 01/15/45	145,000	164,046
Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	103,773
4.375% due 08/21/19	25,000	27,486
Albemarle Corp 5.450% due 12/01/44	50,000	54,137
Barrick Gold Corp (Canada)
3.850% due 04/01/22	100,000	97,934
4.100% due 05/01/23	200,000	197,638
5.250% due 04/01/42	100,000	95,657
BHP Billiton Finance USA Ltd (Australia)
1.875% due 11/21/16	100,000	101,569
2.050% due 09/30/18	200,000	204,307
5.000% due 09/30/43	150,000	172,490
6.500% due 04/01/19	300,000	353,517
Cabot Corp 5.000% due 10/01/16	25,000	26,412
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	105,474
CF Industries Inc 3.450% due 06/01/23	225,000	227,080
CRH America Inc 6.000% due 09/30/16	50,000	53,339
Eastman Chemical Co
3.800% due 03/15/25	100,000	103,916
4.650% due 10/15/44	50,000	52,692
4.800% due 09/01/42	100,000	104,767
Ecolab Inc
1.450% due 12/08/17	150,000	150,031
4.350% due 12/08/21	100,000	110,352

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
EI du Pont de Nemours & Co
4.150% due 02/15/43	$100,000	$102,968
4.625% due 01/15/20	150,000	167,648
5.750% due 03/15/19	200,000	229,118
FMC Corp 4.100% due 02/01/24	50,000	52,986
Freeport-McMoRan Inc
2.150% due 03/01/17	200,000	199,326
3.100% due 03/15/20	150,000	146,320
3.875% due 03/15/23	300,000	278,201
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	151,358
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	247,886
International Paper Co
4.750% due 02/15/22	125,000	138,386
6.000% due 11/15/41	200,000	238,261
7.500% due 08/15/21	40,000	50,322
7.950% due 06/15/18	100,000	118,193
LyondellBasell Industries NV (Netherlands)
4.625% due 02/26/55	75,000	74,489
6.000% due 11/15/21	200,000	235,427
MeadWestvaco Corp 7.375% due 09/01/19	100,000	118,967
Monsanto Co
1.850% due 11/15/18	100,000	101,034
3.375% due 07/15/24	100,000	104,158
3.600% due 07/15/42	50,000	47,553
4.400% due 07/15/44	100,000	108,004
Newmont Mining Corp
3.500% due 03/15/22	100,000	97,205
5.875% due 04/01/35	100,000	100,378
Nucor Corp
4.000% due 08/01/23	25,000	26,277
4.125% due 09/15/22	50,000	53,524
5.200% due 08/01/43	25,000	28,243
Packaging Corp of America 3.650% due 09/15/24	100,000	100,747
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	281,692
PPG Industries Inc
2.300% due 11/15/19	100,000	101,241
3.600% due 11/15/20	50,000	52,832
Praxair Inc
1.050% due 11/07/17	50,000	49,846
1.250% due 11/07/18	150,000	148,895
2.200% due 08/15/22	100,000	97,636
Rio Tinto Finance USA Ltd (Australia)
3.500% due 11/02/20	100,000	105,588
7.125% due 07/15/28	50,000	67,052
9.000% due 05/01/19	150,000	190,384
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	100,591
4.750% due 03/22/42	200,000	215,530
Sonoco Products Co 5.750% due 11/01/40	200,000	239,202
Southern Copper Corp
5.250% due 11/08/42	150,000	134,640
7.500% due 07/27/35	50,000	57,527
Teck Resources Ltd (Canada)
3.150% due 01/15/17	100,000	101,220
5.200% due 03/01/42	100,000	88,619
6.250% due 07/15/41	50,000	48,720
The Dow Chemical Co
4.125% due 11/15/21	200,000	217,642
4.250% due 11/15/20	100,000	109,972
4.250% due 10/01/34	200,000	204,126
5.700% due 05/15/18	197,000	221,654

	Principal Amount	Value
The Mosaic Co 5.450% due 11/15/33	$163,000	$189,059
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	51,148
The Valspar Corp 7.250% due 06/15/19	25,000	29,382
Vale Overseas Ltd (Cayman)
4.375% due 01/11/22	300,000	289,881
6.250% due 01/23/17	100,000	106,060
6.875% due 11/21/36	150,000	145,830
8.250% due 01/17/34	100,000	112,260

		9,581,825

Telecommunication Services - 1.3%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	282,273
6.125% due 03/30/40	250,000	312,452
6.375% due 03/01/35	125,000	157,560
AT&T Inc
1.400% due 12/01/17	100,000	99,516
2.625% due 12/01/22	125,000	121,946
2.950% due 05/15/16	400,000	408,431
3.000% due 02/15/22	100,000	100,497
4.300% due 12/15/42	393,000	376,246
4.350% due 06/15/45	177,000	170,573
4.450% due 05/15/21	250,000	274,231
5.350% due 09/01/40	161,000	176,351
5.800% due 02/15/19	200,000	226,831
6.550% due 02/15/39	100,000	123,176
British Telecommunications PLC (United Kingdom)
1.250% due 02/14/17	300,000	300,263
9.625% due 12/15/30	50,000	82,585
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	101,413
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	185,000	282,110
Embarq Corp 7.995% due 06/01/36	150,000	179,719
Orange SA (France)
2.750% due 09/14/16	100,000	102,279
2.750% due 02/06/19	100,000	103,665
5.375% due 01/13/42	150,000	174,885
9.000% due 03/01/31	50,000	77,382
Qwest Corp 6.750% due 12/01/21	100,000	114,781
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	25,749
5.000% due 03/15/44	100,000	110,674
6.800% due 08/15/18	100,000	116,081
Telefonica Emisiones SAU (Spain)
5.462% due 02/16/21	40,000	45,771
7.045% due 06/20/36	150,000	207,867
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	250,000	365,113
Verizon Communications Inc
1.350% due 06/09/17	300,000	300,307
2.500% due 09/15/16	261,000	266,619
2.550% due 06/17/19	200,000	205,000
3.000% due 11/01/21	85,000	86,850
3.450% due 03/15/21	200,000	209,338
3.500% due 11/01/21	200,000	209,364
4.272% due 01/15/36 ~	57,000	56,763
4.500% due 09/15/20	229,000	253,063
4.522% due 09/15/48 ~	309,000	307,900
4.672% due 03/15/55 ~	294,000	289,250
5.150% due 09/15/23	150,000	172,092
5.850% due 09/15/35	300,000	355,869
6.350% due 04/01/19	250,000	291,187

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
6.400% due 09/15/33	$434,000	$542,684
6.400% due 02/15/38	250,000	312,697
6.550% due 09/15/43	281,000	365,408
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	170,530
5.625% due 02/27/17	350,000	378,108
6.150% due 02/27/37	150,000	182,622
7.875% due 02/15/30	50,000	68,639

		10,244,710

Utilities - 1.7%

AGL Capital Corp 3.500% due 09/15/21	150,000	159,215
Alabama Power Co
4.100% due 01/15/42	300,000	324,941
4.150% due 08/15/44	90,000	97,676
Ameren Illinois Co 3.250% due 03/01/25	50,000	52,305
American Water Capital Corp 4.300% due 12/01/42	100,000	108,372
Appalachian Power Co
4.600% due 03/30/21	50,000	55,664
7.000% due 04/01/38	150,000	214,566
Arizona Public Service Co
4.500% due 04/01/42	100,000	113,348
4.700% due 01/15/44	100,000	116,579
Atmos Energy Corp 4.150% due 01/15/43	64,000	68,591
Avista Corp 5.125% due 04/01/22	15,000	17,440
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,780
Berkshire Hathaway Energy Co
1.100% due 05/15/17	100,000	100,028
5.150% due 11/15/43	200,000	238,872
6.125% due 04/01/36	100,000	130,957
6.500% due 09/15/37	100,000	135,843
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	98,176
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	111,772
CMS Energy Corp 6.250% due 02/01/20	100,000	118,274
Commonwealth Edison Co
1.950% due 09/01/16	100,000	101,687
3.800% due 10/01/42	100,000	103,248
4.000% due 08/01/20	100,000	109,425
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	103,481
5.850% due 04/01/18	100,000	113,166
6.650% due 04/01/19	150,000	178,001
Consumers Energy Co 6.700% due 09/15/19	125,000	149,414
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	104,480
Dominion Resources Inc
4.700% due 12/01/44	100,000	111,851
5.200% due 08/15/19	120,000	135,203
DTE Electric Co
3.375% due 03/01/25	50,000	52,851
3.650% due 03/15/24	51,000	55,060
DTE Energy Co 3.850% due 12/01/23	100,000	106,916
Duke Energy Carolinas LLC
6.050% due 04/15/38	110,000	149,981
6.100% due 06/01/37	25,000	33,275
7.000% due 11/15/18	100,000	118,997
Duke Energy Corp
2.100% due 06/15/18	100,000	101,975
3.550% due 09/15/21	100,000	107,038
3.750% due 04/15/24	300,000	321,741

	Principal Amount	Value
Duke Energy Indiana Inc
4.200% due 03/15/42	$125,000	$136,666
4.900% due 07/15/43	100,000	121,271
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	52,004
Entergy Arkansas Inc 4.950% due 12/15/44	50,000	52,661
Entergy Corp 4.700% due 01/15/17	150,000	157,772
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	60,191
Eversource Energy 2.800% due 05/01/23	100,000	99,325
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	101,800
5.200% due 10/01/19	300,000	336,706
Florida Power & Light Co
4.950% due 06/01/35	100,000	119,824
5.690% due 03/01/40	35,000	46,873
5.950% due 02/01/38	125,000	170,618
Georgia Power Co
2.850% due 05/15/22	100,000	101,910
4.300% due 03/15/42	100,000	108,692
Great Plains Energy Inc 4.850% due 06/01/21	100,000	111,988
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	51,436
ITC Holdings Corp 3.650% due 06/15/24	25,000	25,961
Kentucky Utilities Co 4.650% due 11/15/43	200,000	237,410
MidAmerican Energy Co
2.400% due 03/15/19	150,000	154,273
6.750% due 12/30/31	100,000	139,289
National Fuel Gas Co 3.750% due 03/01/23	100,000	100,303
NextEra Energy Capital Holdings Inc
2.700% due 09/15/19	100,000	102,571
4.500% due 06/01/21	50,000	55,277
NiSource Finance Corp
4.800% due 02/15/44	100,000	112,891
5.250% due 02/15/43	100,000	119,496
6.125% due 03/01/22	50,000	60,130
Northern States Power Co
2.150% due 08/15/22	100,000	98,626
2.600% due 05/15/23	100,000	101,065
NSTAR Electric Co 2.375% due 10/15/22	100,000	98,743
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	54,591
Ohio Edison Co 6.875% due 07/15/36	150,000	199,365
Ohio Power Co 5.375% due 10/01/21	30,000	35,450
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	115,853
Oncor Electric Delivery Co LLC
2.150% due 06/01/19	50,000	50,424
5.300% due 06/01/42	100,000	126,403
7.000% due 05/01/32	50,000	70,959
ONE Gas Inc 4.658% due 02/01/44	200,000	232,105
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	98,641
3.850% due 11/15/23	50,000	53,482
4.300% due 03/15/45	75,000	81,069
4.750% due 02/15/44	100,000	115,736
6.050% due 03/01/34	250,000	327,650

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	$35,000	$42,066
Potomac Electric Power Co 3.600% due 03/15/24	100,000	106,744
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	60,212
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	99,805
4.750% due 07/15/43	50,000	59,129
5.200% due 07/15/41	25,000	31,302
Progress Energy Inc 7.750% due 03/01/31	100,000	145,111
PSEG Power LLC
2.450% due 11/15/18	200,000	202,836
4.150% due 09/15/21	100,000	107,083
Public Service Co of Colorado 4.300% due 03/15/44	200,000	228,463
Public Service Electric & Gas Co 3.050% due 11/15/24	50,000	51,539
Puget Energy Inc 6.000% due 09/01/21	100,000	118,227
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	33,644
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	104,778
3.600% due 09/01/23	100,000	107,631
Sempra Energy 9.800% due 02/15/19	50,000	64,417
Sierra Pacific Power Co 6.000% due 05/15/16	150,000	158,757
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	113,338
5.300% due 05/15/33	50,000	61,270
5.450% due 02/01/41	50,000	62,703
Southern California Edison Co
3.500% due 10/01/23	100,000	106,938
3.875% due 06/01/21	100,000	109,827
3.900% due 03/15/43	50,000	52,604
4.500% due 09/01/40	50,000	56,973
5.500% due 08/15/18	100,000	112,990
Southern California Gas Co
3.150% due 09/15/24	100,000	104,201
4.450% due 03/15/44	100,000	115,942
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	49,670
6.200% due 03/15/40	50,000	66,752
Tampa Electric Co 6.100% due 05/15/18	35,000	39,900
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	62,640
Tucson Electric Power Co 3.050% due 03/15/25 ~	50,000	50,280
Union Electric Co 8.450% due 03/15/39	100,000	176,252
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	99,860
2.950% due 01/15/22	100,000	103,280
3.450% due 02/15/24	100,000	106,243
4.650% due 08/15/43	100,000	116,737
5.000% due 06/30/19	35,000	39,421
8.875% due 11/15/38	25,000	41,948
Westar Energy Inc 4.100% due 04/01/43	100,000	107,617
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	100,732
4.250% due 12/15/19	25,000	27,434

		13,151,985

Total Corporate Bonds & Notes (Cost $196,465,202)		204,384,113

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 29.6%

Collateralized Mortgage Obligations - Commercial - 1.9%

Banc of America Commercial Mortgage Trust
5.356% due 10/10/45 "	$50,000	$51,480
5.369% due 10/10/45 "	50,000	50,704
5.587% due 04/10/49 " §	100,000	106,008
5.597% due 04/10/49 " §	200,000	215,615
Bear Stearns Commercial Mortgage Securities Trust
5.537% due 10/12/41 "	93,728	98,382
5.540% due 09/11/41 "	635,939	664,058
5.896% due 06/11/50 " §	450,000	493,568
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47 "	700,000	734,532
5.703% due 12/10/49 " §	200,000	216,502
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.617% due 10/15/48 "	83,973	87,794
Commercial Mortgage Trust
3.660% due 10/10/46 "	400,000	430,419
3.819% due 06/10/47 "	900,000	976,743
5.444% due 03/10/39 "	100,000	105,607
Fannie Mae
2.323% due 11/25/18 " §	850,000	874,268
2.717% due 02/25/22 "	500,000	518,149
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22 "	466,106	469,832
3.250% due 04/25/23 " §	1,700,000	1,822,560
3.398% due 07/25/19 "	411,351	431,588
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	667,857
JPMorgan Chase Commercial Mortgage Securities Trust
2.665% due 01/15/46 "	1,000,000	1,034,940
3.143% due 12/15/47 "	500,000	522,027
5.208% due 05/15/45 " §	300,000	333,250
5.336% due 05/15/47 "	98,052	103,354
5.399% due 05/15/45 "	452,451	471,790
5.429% due 12/12/43 "	96,073	100,889
5.814% due 06/12/43 " §	168,754	175,277
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	74,964	82,460
ML-CFC Commercial Mortgage Trust 5.874% due 08/12/49 " §	175,000	189,930
Morgan Stanley Capital I Trust
5.439% due 02/12/44 "	11,974	11,964
5.514% due 11/12/49 " §	97,377	103,492
5.569% due 12/15/44 "	450,000	481,725
5.809% due 12/12/49 "	367,785	399,080
5.909% due 06/11/49 " §	95,481	103,771
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	543,693
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	267,191
Wachovia Bank Commercial Mortgage Trust 5.795% due 07/15/45 " §	100,000	105,189
WF-RBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	720,999

		14,766,687

Fannie Mae - 13.3%

1.950% due 09/01/37 " §	41,429	44,587
2.190% due 08/01/39 " §	34,457	36,722
2.195% due 06/01/38 " §	12,744	13,596

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
2.500% due 10/01/27 - 01/01/43 "	$6,759,015	$6,938,459
2.864% due 07/01/41 " §	469,013	487,659
3.000% due 05/01/22 - 08/01/43 "	21,439,099	22,131,448
3.068% due 03/01/41 " §	310,988	331,202
3.286% due 01/01/41 " §	216,803	229,203
3.500% due 10/01/25 - 04/01/45 "	26,950,459	28,420,294
4.000% due 09/01/18 - 04/01/45 "	19,342,693	20,712,146
4.500% due 05/01/18 - 09/01/43 "	10,923,997	11,947,832
5.000% due 12/01/17 - 04/01/45 "	6,372,363	7,072,734
5.500% due 11/01/33 - 07/01/41 "	2,958,379	3,334,942
6.000% due 09/01/34 - 06/01/40 "	1,782,096	2,036,475
6.500% due 09/01/36 - 07/01/38 "	347,536	416,935

		104,154,234

Freddie Mac - 7.1%

2.271% due 11/01/37 " §	53,637	57,200
2.500% due 08/01/28 - 04/01/30 "	4,427,268	4,545,850
3.000% due 09/01/26 - 04/01/45 "	11,185,935	11,544,288
3.500% due 06/01/21 - 04/01/45 "	12,095,693	12,717,253
4.000% due 02/01/25 - 04/01/45 "	11,485,728	12,310,583
4.500% due 08/01/24 - 10/01/41 "	6,646,581	7,272,461
5.000% due 03/01/19 - 03/01/41 "	2,687,280	2,986,915
5.500% due 12/01/16 - 08/01/40 "	1,822,048	2,042,369
6.000% due 04/01/36 - 05/01/40 "	1,676,966	1,910,916
6.500% due 08/01/37 - 04/01/39 "	179,032	207,584

		55,595,419

Government National Mortgage Association - 7.3%

2.500% due 01/20/43 "	390,955	389,482
3.000% due 08/20/42 - 04/01/45 "	10,660,515	11,016,209
3.500% due 10/15/41 - 04/01/45 "	15,976,372	16,868,169
4.000% due 06/15/39 - 10/20/44 "	12,321,192	13,223,882
4.500% due 02/15/39 - 12/20/44 "	7,695,792	8,457,793
5.000% due 05/15/36 - 10/20/43 "	3,853,961	4,303,218
5.500% due 04/15/37 - 04/15/40 "	1,519,849	1,717,198
6.000% due 01/15/38 - 06/15/41 "	540,161	614,963
6.500% due 10/15/38 - 02/15/39 "	85,677	98,373

		56,689,287

Total Mortgage-Backed Securities (Cost $226,525,514)		231,205,627

ASSET-BACKED SECURITIES - 0.4%

Capital Auto Receivables Asset Trust 1.680% due 04/20/18 "	354,000	357,433
Carmax Auto Owner Trust 0.840% due 11/15/18 "	300,000	299,100
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	194,602	202,455
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	198,206
Citibank Credit Card Issuance Trust
2.680% due 06/07/23 "	500,000	513,605
5.350% due 02/07/20 "	350,000	389,193
5.650% due 09/20/19 "	100,000	110,834
6.150% due 06/15/39 "	250,000	350,148
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	252,745
World Financial Network Credit Card Master Trust 0.910% due 03/16/20 "	500,000	500,180

Total Asset-Backed Securities (Cost $3,146,050)		3,173,899

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 2.9%

Fannie Mae
0.375% due 07/05/16	$500,000	$499,750
0.750% due 04/20/17	500,000	501,099
0.875% due 08/28/17	150,000	150,101
0.875% due 10/26/17	400,000	400,660
0.875% due 12/20/17	350,000	350,052
0.875% due 02/08/18	750,000	749,595
0.875% due 05/21/18	500,000	498,801
1.000% due 09/27/17	250,000	251,076
1.250% due 09/28/16	700,000	707,884
1.250% due 01/30/17	2,500,000	2,528,757
1.750% due 01/30/19	100,000	102,057
2.625% due 09/06/24	960,000	994,762
5.000% due 05/11/17	150,000	163,524
5.375% due 06/12/17	200,000	220,149
5.625% due 07/15/37	100,000	143,956
7.125% due 01/15/30	525,000	816,622
Federal Farm Credit Bank 5.125% due 08/25/16	150,000	159,675
Federal Home Loan Bank
0.625% due 12/28/16	300,000	300,403
0.875% due 05/24/17	700,000	702,869
1.200% due 11/21/18	200,000	199,078
4.750% due 12/16/16	50,000	53,584
5.000% due 11/17/17	800,000	885,592
5.375% due 05/18/16	300,000	316,850
5.375% due 08/15/18	200,000	228,139
5.500% due 07/15/36	100,000	140,563
Financing Corp Fico 10.700% due 10/06/17	50,000	61,887
Freddie Mac
0.500% due 05/27/16	500,000	499,835
0.650% due 09/30/16	500,000	500,199
0.750% due 01/12/18	300,000	299,498
1.000% due 03/08/17	400,000	402,906
1.000% due 07/28/17	250,000	251,906
1.250% due 10/02/19	1,200,000	1,190,522
1.375% due 05/01/20	2,000,000	1,986,658
1.750% due 05/30/19	200,000	203,528
2.000% due 08/25/16	700,000	714,976
2.375% due 01/13/22	2,350,000	2,431,507
4.875% due 06/13/18	400,000	448,972
5.000% due 04/18/17	300,000	326,640
5.125% due 11/17/17	200,000	222,267
6.250% due 07/15/32	225,000	334,906
Tennessee Valley Authority
2.875% due 09/15/24	500,000	524,088
3.500% due 12/15/42	100,000	102,346
3.875% due 02/15/21	65,000	72,677
5.250% due 09/15/39	25,000	32,863
5.375% due 04/01/56	50,000	67,141
6.750% due 11/01/25	150,000	208,986
7.125% due 05/01/30	50,000	75,046

Total U.S. Government Agency Issues (Cost $22,433,054)		23,024,952

U.S. TREASURY OBLIGATIONS - 35.8%

U.S. Treasury Bonds - 4.9%

2.750% due 08/15/42	1,450,000	1,508,906
2.750% due 11/15/42	1,850,000	1,924,144
2.875% due 05/15/43	5,900,000	6,291,335
3.000% due 05/15/42	1,075,000	1,173,345
3.125% due 11/15/41	975,000	1,090,400
3.125% due 02/15/43	2,325,000	2,596,007
3.125% due 08/15/44	5,300,000	5,943,039

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
3.625% due 08/15/43	$1,525,000	$1,864,075
3.750% due 08/15/41	1,300,000	1,616,571
3.750% due 11/15/43	1,000,000	1,249,609
4.250% due 11/15/40	750,000	999,375
4.375% due 05/15/40	1,025,000	1,385,993
4.375% due 05/15/41	775,000	1,057,027
4.500% due 02/15/36	2,050,000	2,793,765
4.500% due 08/15/39	700,000	958,726
4.625% due 02/15/40	625,000	873,193
5.375% due 02/15/31	1,100,000	1,561,914
6.250% due 05/15/30	1,550,000	2,356,121
7.500% due 11/15/16	500,000	556,719

		37,800,264

U.S. Treasury Notes - 30.9%

0.250% due 04/15/16	8,700,000	8,695,241
0.375% due 04/30/16	6,000,000	6,003,282
0.500% due 08/31/16	5,500,000	5,506,446
0.500% due 07/31/17	500,000	498,086
0.625% due 10/15/16	4,500,000	4,511,952
0.625% due 12/15/16	7,900,000	7,918,518
0.625% due 02/15/17	3,000,000	3,004,686
0.625% due 05/31/17	3,800,000	3,800,000
0.625% due 08/31/17	4,000,000	3,992,500
0.625% due 09/30/17	2,000,000	1,994,688
0.625% due 11/30/17	1,000,000	995,781
0.625% due 04/30/18	2,000,000	1,981,718
0.750% due 12/31/17	1,250,000	1,247,656
0.750% due 02/28/18	8,200,000	8,172,456
0.875% due 11/30/16	1,150,000	1,157,546
0.875% due 12/31/16	6,750,000	6,795,880
0.875% due 01/31/17	2,000,000	2,012,968
0.875% due 02/28/17	500,000	503,125
0.875% due 04/30/17	3,500,000	3,519,687
0.875% due 08/15/17	2,500,000	2,511,327
0.875% due 01/31/18	1,000,000	1,000,859
1.000% due 10/31/16	2,100,000	2,118,375
1.000% due 05/31/18	5,600,000	5,606,126
1.125% due 04/30/20	4,500,000	4,441,990
1.250% due 01/31/19	3,225,000	3,236,842
1.250% due 10/31/19	750,000	747,950
1.250% due 01/31/20	750,000	746,016
1.250% due 02/29/20	6,000,000	5,967,654
1.375% due 06/30/18	1,000,000	1,012,344
1.375% due 07/31/18	4,000,000	4,046,564
1.375% due 09/30/18	3,600,000	3,637,969
1.375% due 11/30/18	1,500,000	1,514,413
1.375% due 12/31/18	650,000	655,586
1.375% due 01/31/20	7,700,000	7,710,226
1.500% due 06/30/16	2,500,000	2,534,765
1.500% due 08/31/18	1,250,000	1,269,140
1.500% due 12/31/18	11,700,000	11,854,475
1.500% due 03/31/19	3,000,000	3,037,032
1.625% due 08/31/19	2,400,000	2,434,874
1.625% due 08/15/22	2,025,000	2,008,705
1.625% due 11/15/22	2,975,000	2,946,178
1.750% due 05/31/16	450,000	457,313
1.750% due 10/31/20	5,100,000	5,167,733
1.750% due 05/15/22	1,250,000	1,253,320
1.750% due 05/15/23	5,250,000	5,221,288
1.875% due 08/31/17	400,000	411,219
1.875% due 09/30/17	1,600,000	1,644,875
1.875% due 10/31/17	1,700,000	1,748,610
1.875% due 06/30/20	4,200,000	4,296,470
2.000% due 07/31/20	3,000,000	3,085,782
2.000% due 09/30/20	2,500,000	2,567,970
2.000% due 08/31/21	3,000,000	3,063,282
2.000% due 11/15/21	1,000,000	1,020,703
2.000% due 02/15/22	1,100,000	1,122,859
2.000% due 02/15/23	6,950,000	7,062,395

	Principal Amount	Value
2.125% due 08/15/21	$2,200,000	$2,264,453
2.250% due 07/31/18	1,400,000	1,456,657
2.250% due 11/15/24	2,000,000	2,056,814
2.375% due 07/31/17	1,400,000	1,455,234
2.375% due 06/30/18	1,500,000	1,566,093
2.375% due 08/15/24	5,100,000	5,301,608
2.500% due 06/30/17	800,000	832,875
2.500% due 08/15/23	4,450,000	4,683,625
2.625% due 04/30/16	500,000	512,422
2.625% due 01/31/18	1,000,000	1,049,609
2.625% due 08/15/20	1,800,000	1,907,579
2.625% due 11/15/20	2,000,000	2,119,376
2.750% due 11/30/16	500,000	518,946
2.750% due 05/31/17	900,000	941,063
2.750% due 12/31/17	1,000,000	1,052,812
2.750% due 02/28/18	1,100,000	1,159,382
2.750% due 02/15/19	1,350,000	1,430,367
2.750% due 11/15/23	4,500,000	4,825,548
2.750% due 02/15/24	4,000,000	4,286,876
2.875% due 03/31/18	1,000,000	1,058,281
3.000% due 09/30/16	1,500,000	1,557,657
3.000% due 02/28/17	1,200,000	1,256,063
3.125% due 01/31/17	950,000	995,051
3.125% due 05/15/21	1,750,000	1,905,449
3.375% due 11/15/19	1,750,000	1,910,918
3.625% due 02/15/21	1,000,000	1,116,406
3.750% due 11/15/18	2,475,000	2,708,771
3.875% due 05/15/18	1,200,000	1,308,563
4.000% due 08/15/18	1,050,000	1,155,246
4.250% due 11/15/17	900,000	981,281
4.500% due 05/15/17	1,000,000	1,082,188
5.125% due 05/15/16	3,100,000	3,265,658

		241,198,316

Total U.S. Treasury Obligations (Cost $270,903,633)		278,998,580

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Brazilian Government (Brazil)
2.625% due 01/05/23	250,000	225,250
4.250% due 01/07/25	400,000	392,500
5.625% due 01/07/41	25,000	25,563
7.125% due 01/20/37	200,000	238,500
8.000% due 01/15/18	83,334	90,209
8.250% due 01/20/34	100,000	130,000
8.750% due 02/04/25	81,000	106,718
8.875% due 10/14/19	100,000	124,000
10.125% due 05/15/27	52,000	78,000
Canada Government (Canada) 1.625% due 02/27/19	550,000	558,688
Chile Government (Chile) 2.250% due 10/30/22	150,000	149,625
Colombia Government (Colombia)
4.375% due 07/12/21	300,000	319,050
5.000% due 06/15/45	300,000	309,750
7.375% due 01/27/17	400,000	444,000
7.375% due 03/18/19	100,000	118,650
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	124,471
0.875% due 01/30/17	100,000	100,369
1.250% due 10/26/16	100,000	101,047
Hydro-Quebec (Canada)
2.000% due 06/30/16	100,000	101,777
8.400% due 01/15/22	100,000	135,929
Israel Government (Israel) 5.125% due 03/26/19	300,000	341,250
Israel Government AID (Israel) 5.500% due 04/26/24	25,000	31,449

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Italy Government (Italy)
5.250% due 09/20/16	$450,000	$477,364
5.375% due 06/15/33	100,000	122,092
6.875% due 09/27/23	150,000	195,378
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	202,717
2.125% due 02/07/19	200,000	205,086
3.375% due 07/31/23	200,000	219,074
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	108,533
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	93,915
3.600% due 01/30/25	300,000	309,375
3.625% due 03/15/22	296,000	308,136
4.000% due 10/02/23	550,000	583,687
4.750% due 03/08/44	264,000	278,520
5.625% due 01/15/17	100,000	107,500
6.750% due 09/27/34	225,000	301,500
Panama Government (Panama)
4.000% due 09/22/24	200,000	210,500
6.700% due 01/26/36	100,000	131,500
8.875% due 09/30/27	100,000	148,000
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	240,000
8.750% due 11/21/33	200,000	318,000
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	319,875
4.000% due 01/15/21	325,000	356,605
6.375% due 10/23/34	250,000	351,562
7.750% due 01/14/31	200,000	301,118
Poland Government (Poland)
3.000% due 03/17/23	150,000	154,350
4.000% due 01/22/24	150,000	165,450
6.375% due 07/15/19	200,000	235,750
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,787
2.000% due 10/23/22	100,000	100,274
2.650% due 09/22/21	100,000	105,051
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	101,259
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	250,643
1.200% due 02/14/18	125,000	125,281
2.000% due 09/27/18	125,000	127,920
2.300% due 05/10/16	100,000	101,970
4.000% due 10/07/19	150,000	165,904
4.400% due 04/14/20	250,000	283,014
5.450% due 04/27/16	100,000	105,258
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	104,575
3.500% due 07/29/20	100,000	108,773
5.125% due 11/14/16	100,000	107,098
7.500% due 07/15/23	100,000	137,477
7.500% due 09/15/29	75,000	113,997
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	120,910
South Africa Government (South Africa)
4.665% due 01/17/24	100,000	106,250
6.250% due 03/08/41	200,000	241,000
6.875% due 05/27/19	100,000	115,490
Turkey Government (Turkey)
4.875% due 04/16/43	200,000	198,250
5.750% due 03/22/24	200,000	223,420
6.750% due 04/03/18	350,000	388,458
6.875% due 03/17/36	200,000	248,454
7.000% due 06/05/20	100,000	115,750
7.250% due 03/05/38	200,000	259,820
7.375% due 02/05/25	400,000	497,320

	Principal Amount	Value
Uruguay Government (Uruguay)
4.125% due 11/20/45	$143,467	$136,294
5.100% due 06/18/50	200,000	208,500

Total Foreign Government Bonds & Notes (Cost $15,245,471)		15,691,579

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	33,153
8.084% due 02/15/50	300,000	485,424
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	35,852
7.043% due 04/01/50	50,000	75,282
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	32,629
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	129,009
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	213,848
City of New York NY 5.517% due 10/01/37	40,000	50,239
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	128,888
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	32,790
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	117,683
5.456% due 12/01/39	25,000	31,763
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	182,894
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	59,656
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	127,138
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	32,458
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	381,483
6.758% due 07/01/34	100,000	139,723
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	31,953
6.668% due 11/15/39	55,000	77,205
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	269,276
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	33,397
6.655% due 04/01/57	100,000	131,823
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	157,340
New Jersey State Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	146,482
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	166,843
New York City Transitional Finance Authority 5.572% due 11/01/38	30,000	38,075
New York City Water & Sewer System
5.952% due 06/15/42	50,000	68,322
6.011% due 06/15/42	10,000	13,729

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
New York State Dormitory Authority 5.500% due 03/15/30	$240,000	$287,578
New York State Urban Development Corp 5.770% due 03/15/39	25,000	31,069
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	144,573
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	32,728
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	94,954
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	56,313
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	109,375
5.647% due 11/01/40	150,000	191,860
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	71,064
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	102,879
State of California
5.750% due 03/01/17	50,000	54,520
6.200% due 10/01/19	25,000	29,538
7.300% due 10/01/39	100,000	149,456
7.500% due 04/01/34	50,000	74,825
7.550% due 04/01/39	150,000	235,212
7.600% due 11/01/40	270,000	425,374
7.625% due 03/01/40	40,000	62,387
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	57,994
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	60,922
State of Illinois
5.665% due 03/01/18	200,000	219,570
6.725% due 04/01/35	100,000	113,990

	Principal Amount	Value
State of Texas 5.517% due 04/01/39	$100,000	$134,776
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,094
State of Washington ‘D’ 5.481% due 08/01/39	25,000	32,108
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,442
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	356,622
University of California 4.858% due 05/15/12	100,000	106,087

Total Municipal Bonds (Cost $5,879,416)		6,707,667

	Shares
SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

Federated Prime Obligations Fund	47,386,126	47,386,126

Total Short-Term Investment (Cost $47,386,126)		47,386,126

TOTAL INVESTMENTS - 103.9% (Cost $787,984,466)		810,572,543

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(30,773,313)

NET ASSETS - 100.0%		$779,799,230

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$204,384,113	$-	$204,384,113	$-
	Mortgage-Backed Securities	231,205,627	-	231,205,627	-
	Asset-Backed Securities	3,173,899	-	3,173,899	-
	U.S. Government Agency Issues	23,024,952	-	23,024,952	-
	U.S. Treasury Obligations	278,998,580	-	278,998,580	-
	Foreign Government Bonds & Notes	15,691,579	-	15,691,579	-
	Municipal Bonds	6,707,667	-	6,707,667	-
	Short-Term Investment	47,386,126	47,386,126	-	-

	Total	$810,572,543	$47,386,126	$763,186,417	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.1%

Consumer Discretionary - 21.1%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$60,200
Acosta Inc 7.750% due 10/01/22 ~	80,000	82,900
Affinion Group Inc 7.875% due 12/15/18	100,000	63,000
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	212,625
9.875% due 12/15/20 ~	100,000	111,250
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	400,000	408,000
AMC Entertainment Inc
5.875% due 02/15/22	100,000	104,250
9.750% due 12/01/20	50,000	54,938
AMC Networks Inc
4.750% due 12/15/22	68,000	68,042
7.750% due 07/15/21	100,000	109,000
American Achievement Corp 10.875% due 04/15/16 ~	50,000	49,125
American Axle & Manufacturing Inc 6.625% due 10/15/22	50,000	53,875
American Tire Distributors Inc 10.250% due 03/01/22 ~	47,000	49,115
Ancestry.com Inc 11.000% due 12/15/20	100,000	111,500
Aramark Services Inc 5.750% due 03/15/20	114,000	119,415
Argos Merger Sub Inc 7.125% due 03/15/23 ~	67,000	69,596
Armored Autogroup Inc 9.250% due 11/01/18	25,000	25,719
Beazer Homes USA Inc
8.125% due 06/15/16	50,000	53,125
9.125% due 05/15/19	50,000	52,063
Best Buy Co Inc
5.000% due 08/01/18	48,000	50,760
5.500% due 03/15/21	100,000	106,000
Boyd Gaming Corp 9.125% due 12/01/18	100,000	104,750
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	104,000
6.500% due 12/15/20 ~	40,000	42,000
Cablevision Systems Corp
5.875% due 09/15/22	100,000	105,125
7.750% due 04/15/18	100,000	111,375
8.000% due 04/15/20	100,000	113,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	100,000	99,750
11.000% due 10/01/21	200,000	176,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22 ~	50,000	38,625
Carrols Restaurant Group Inc 11.250% due 05/15/18	100,000	106,750
CCO Holdings LLC
5.125% due 02/15/23	125,000	126,719
5.250% due 03/15/21	100,000	102,750
5.250% due 09/30/22	100,000	102,625
5.750% due 09/01/23	50,000	52,438
5.750% due 01/15/24	100,000	104,750
6.500% due 04/30/21	100,000	105,375
7.000% due 01/15/19	200,000	208,500
7.375% due 06/01/20	50,000	53,563
8.125% due 04/30/20	106,000	111,035
CCOH Safari LLC
5.500% due 12/01/22	80,000	82,000
5.750% due 12/01/24	220,000	227,150

	Principal Amount	Value
Cedar Fair LP 5.250% due 03/15/21	$50,000	$51,875
Centex LLC 6.500% due 05/01/16	50,000	52,500
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	106,750
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	144,000	144,360
6.375% due 09/15/20 ~	117,000	123,874
CHC Helicopter SA (Luxembourg)
9.250% due 10/15/20	90,000	76,950
9.375% due 06/01/21	65,000	39,975
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	50,000	44,000
Choice Hotels International Inc 5.750% due 07/01/22	50,000	54,500
Cinemark USA Inc 4.875% due 06/01/23	125,000	125,000
Claire’s Stores Inc
8.875% due 03/15/19	50,000	28,750
9.000% due 03/15/19 ~	150,000	136,875
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	207,000	217,612
7.625% due 03/15/20	200,000	211,500
CST Brands Inc 5.000% due 05/01/23	50,000	51,250
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	98,375
Dana Holding Corp
5.375% due 09/15/21	50,000	52,125
5.500% due 12/15/24	100,000	103,500
DISH DBS Corp
4.250% due 04/01/18	167,000	168,252
4.625% due 07/15/17	150,000	154,312
5.000% due 03/15/23	100,000	97,480
5.125% due 05/01/20	100,000	101,000
5.875% due 07/15/22	200,000	203,750
5.875% due 11/15/24	115,000	115,431
6.750% due 06/01/21	200,000	213,500
DR Horton Inc
3.750% due 03/01/19	110,000	111,650
4.375% due 09/15/22	100,000	100,500
6.500% due 04/15/16	100,000	105,750
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	95,750
Euramax International Inc 9.500% due 04/01/16	50,000	47,250
Family Tree Escrow LLC
5.250% due 03/01/20 ~	10,000	10,525
5.750% due 03/01/23 ~	295,000	311,225
FCA US LLC
8.000% due 06/15/19	200,000	210,750
8.250% due 06/15/21	250,000	278,527
GameStop Corp 5.500% due 10/01/19 ~	50,000	51,625
Gannett Co Inc
5.125% due 07/15/20	88,000	92,070
6.375% due 10/15/23	150,000	163,312
General Motors Co
3.500% due 10/02/18	108,000	111,192
4.000% due 04/01/25	100,000	101,989
4.875% due 10/02/23	183,000	199,052
5.200% due 04/01/45	100,000	108,973
6.250% due 10/02/43	197,000	242,249
Getty Images Inc 7.000% due 10/15/20 ~	100,000	50,750
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	50,313

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
GLP Capital LP
4.375% due 11/01/18	$111,000	$114,607
4.875% due 11/01/20	72,000	74,160
5.375% due 11/01/23	26,000	27,008
Gray Television Inc 7.500% due 10/01/20	100,000	105,750
GRD Holdings III Corp 10.750% due 06/01/19 ~	100,000	109,250
Group 1 Automotive Inc 5.000% due 06/01/22 ~	65,000	65,488
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	48,263
Hilton Worldwide Finance LLC 5.625% due 10/15/21	163,000	172,372
Icahn Enterprises LP
3.500% due 03/15/17	100,000	101,000
4.875% due 03/15/19	100,000	102,125
5.875% due 02/01/22	100,000	103,375
6.000% due 08/01/20	140,000	145,957
iHeartCommunications Inc
9.000% due 12/15/19	200,000	199,250
9.000% due 03/01/21	150,000	144,187
9.000% due 09/15/22	115,000	110,400
10.000% due 01/15/18	140,000	119,525
11.250% due 03/01/21	100,000	102,625
Interactive Data Corp 5.875% due 04/15/19 ~	50,000	50,750
International Game Technology (United Kingdom)
6.250% due 02/15/22 ~	200,000	196,000
6.500% due 02/15/25 ~	100,000	96,750
Isle of Capri Casinos Inc
5.875% due 03/15/21	50,000	51,625
7.750% due 03/15/19	50,000	52,156
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	206,500
Jarden Corp 7.500% due 05/01/17	75,000	83,062
JC Penney Corp Inc
5.650% due 06/01/20	150,000	130,125
6.375% due 10/15/36	51,000	37,358
7.400% due 04/01/37	63,000	48,353
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	50,500
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	106,000
KB Home
4.750% due 05/15/19	100,000	98,000
7.000% due 12/15/21	100,000	102,000
L Brands Inc
5.625% due 02/15/22	50,000	55,250
5.625% due 10/15/23	100,000	111,500
6.625% due 04/01/21	50,000	57,526
6.900% due 07/15/17	50,000	55,438
7.600% due 07/15/37	100,000	114,250
8.500% due 06/15/19	100,000	120,470
Lamar Media Corp
5.000% due 05/01/23	100,000	102,750
5.375% due 01/15/24	45,000	47,138
Landry’s Inc 9.375% due 05/01/20 ~	100,000	107,500
Laureate Education Inc 10.000% due 09/01/19 ~	113,000	107,350
Lear Corp
4.750% due 01/15/23	100,000	101,000
5.250% due 01/15/25	50,000	51,250
Lennar Corp
4.500% due 06/15/19	40,000	41,400
4.500% due 11/15/19	100,000	103,000

	Principal Amount	Value
4.750% due 12/15/17	$100,000	$104,500
4.750% due 11/15/22	100,000	102,250
Liberty Interactive LLC 8.250% due 02/01/30	100,000	110,000
LIN Television Corp 5.875% due 11/15/22 ~	100,000	102,250
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	51,250
LKQ Corp 4.750% due 05/15/23	100,000	98,500
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	100,000	111,000
MDC Holdings Inc 5.500% due 01/15/24	100,000	98,000
MDC Partners Inc (Canada) 6.750% due 04/01/20 ~	77,000	81,428
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	105,500
MGM Resorts International
6.000% due 03/15/23	100,000	103,250
6.625% due 12/15/21	119,000	127,702
6.750% due 10/01/20	100,000	107,125
6.875% due 04/01/16	50,000	52,250
7.625% due 01/15/17	100,000	107,375
7.750% due 03/15/22	100,000	112,875
8.625% due 02/01/19	150,000	171,750
10.000% due 11/01/16	50,000	55,625
MHGE Parent LLC 8.500% due 08/01/19 ~	65,000	65,569
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	35,000	35,875
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	51,625
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	85,200
MPG Holdco I Inc 7.375% due 10/15/22 ~	130,000	139,587
MTR Gaming Group Inc 11.500% due 08/01/19	150,000	163,125
National CineMedia LLC 6.000% due 04/15/22	50,000	51,625
NCL Corp Ltd (Bermuda) 5.250% due 11/15/19 ~	55,000	56,650
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	27,000	28,755
8.750% PIK due 10/15/21 ~	114,000	121,410
Netflix Inc
5.375% due 02/01/21	99,000	101,475
5.500% due 02/15/22 ~	50,000	51,375
5.875% due 02/15/25 ~	75,000	77,344
New Academy Finance Co LLC 8.000% PIK due 06/15/18 ~	100,000	100,250
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	200,000	208,250
Nexstar Broadcasting Inc 6.875% due 11/15/20	100,000	106,000
Nine West Holdings Inc
6.125% due 11/15/34	50,000	31,000
8.250% due 03/15/19 ~	100,000	83,500
Numericable-SFR SAS (France)
4.875% due 05/15/19 ~	250,000	249,687
6.000% due 05/15/22 ~	300,000	304,875
6.250% due 05/15/24 ~	150,000	152,062
Party City Holdings Inc 8.875% due 08/01/20	100,000	108,250
Penn National Gaming Inc 5.875% due 11/01/21	50,000	50,000
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	105,500
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	52,625

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	$100,000	$103,000
Pinnacle Entertainment Inc
6.375% due 08/01/21	113,000	120,627
7.500% due 04/15/21	70,000	74,288
7.750% due 04/01/22	100,000	111,750
Pittsburgh Glass Works LLC 8.000% due 11/15/18 ~	127,000	134,937
PulteGroup Inc 6.000% due 02/15/35	100,000	100,000
PVH Corp 4.500% due 12/15/22	56,000	57,120
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	103,375
Regal Entertainment Group
5.750% due 03/15/22	54,000	55,418
5.750% due 02/01/25	100,000	100,500
Rent-A-Center Inc 6.625% due 11/15/20	100,000	94,500
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	100,000	106,125
7.250% due 06/15/16	50,000	53,375
RSI Home Products Inc 6.500% due 03/15/23 ~	67,000	68,508
Sabre GLBL Inc 8.500% due 05/15/19 ~	60,000	64,332
Sally Holdings LLC
5.750% due 06/01/22	50,000	53,438
6.875% due 11/15/19	100,000	106,250
Scientific Games Corp 8.125% due 09/15/18	100,000	90,500
Scientific Games International Inc
7.000% due 01/01/22 ~	100,000	102,750
10.000% due 12/01/22 ~	200,000	188,500
Sears Holdings Corp 6.625% due 10/15/18	100,000	93,500
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	105,750
Service Corp International
4.500% due 11/15/20	100,000	102,000
5.375% due 05/15/24	115,000	120,750
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	103,000
5.625% due 08/01/24 ~	95,000	97,137
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	79,400
4.625% due 05/15/23 ~	80,000	77,300
5.750% due 08/01/21 ~	100,000	104,437
6.000% due 07/15/24 ~	195,000	205,237
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	76,405
Sonic Automotive Inc 5.000% due 05/15/23	100,000	99,500
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	104,250
Standard Pacific Corp
8.375% due 05/15/18	75,000	86,062
8.375% due 01/15/21	100,000	116,250
Starz LLC 5.000% due 09/15/19	100,000	103,250
Station Casinos LLC 7.500% due 03/01/21	100,000	107,000
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	99,500
7.750% due 04/15/20 ~	36,000	38,340
Tenneco Inc
5.375% due 12/15/24	25,000	26,125
6.875% due 12/15/20	100,000	106,500

	Principal Amount	Value
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	$100,000	$106,625
7.000% due 05/15/22	100,000	110,500
8.250% due 08/15/20	100,000	106,250
The Gymboree Corp 9.125% due 12/01/18	50,000	23,750
The McClatchy Co 9.000% due 12/15/22	146,000	141,620
The Men’s Wearhouse Inc 7.000% due 07/01/22 ~	70,000	74,025
The Ryland Group Inc 6.625% due 05/01/20	50,000	54,250
The ServiceMaster Co LLC
7.000% due 08/15/20	51,000	54,443
8.000% due 02/15/20	33,000	34,980
The William Carter Co 5.250% due 08/15/21	50,000	52,000
Time Inc 5.750% due 04/15/22 ~	67,000	65,660
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	101,500
8.910% due 10/15/17	100,000	116,000
Toys R Us Inc 10.375% due 08/15/17	100,000	86,750
Toys R Us Property Co II LLC 8.500% due 12/01/17	125,000	127,031
TRI Pointe Holdings Inc 5.875% due 06/15/24 ~	100,000	98,125
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	210,260
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	102,000
6.750% due 09/15/22 ~	90,000	96,862
7.875% due 11/01/20 ~	100,000	107,125
8.500% due 05/15/21 ~	100,000	107,250
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	103,250
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	45,000	50,288
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	284,512
Visant Corp 10.000% due 10/01/17	50,000	45,000
VWR Funding Inc 7.250% due 09/15/17	100,000	104,750
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	88,457
William Lyon Homes Inc 7.000% due 08/15/22	100,000	103,625
WMG Acquisition Corp
6.000% due 01/15/21 ~	100,000	102,500
6.750% due 04/15/22 ~	150,000	142,875
Wolverine World Wide Inc 6.125% due 10/15/20	100,000	107,250
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	96,000
5.375% due 03/15/22	50,000	52,000
5.500% due 03/01/25 ~	150,000	152,625

		25,575,937

Consumer Staples - 4.6%

Albertsons Holdings LLC 7.750% due 10/15/22 ~	53,000	56,975
Alliance One International Inc 9.875% due 07/15/21	100,000	88,000
Avon Products Inc 5.750% due 03/15/23	100,000	88,300
B&G Foods Inc 4.625% due 06/01/21	63,000	63,157

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
BI-LO LLC 8.625% PIK due 09/15/18 ~	$100,000	$89,000
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	20,000	21,050
Central Garden & Pet Co 8.250% due 03/01/18	44,000	45,238
Chiquita Brands International Inc 7.875% due 02/01/21	45,000	49,444
Constellation Brands Inc
3.750% due 05/01/21	64,000	65,600
4.250% due 05/01/23	125,000	128,906
6.000% due 05/01/22	100,000	114,500
7.250% due 05/15/17	100,000	110,562
Cott Beverages Inc
5.375% due 07/01/22 ~	65,000	62,806
6.750% due 01/01/20 ~	80,000	83,000
Darling Ingredients Inc 5.375% due 01/15/22	53,000	53,596
Dean Foods Co 6.500% due 03/15/23 ~	93,000	93,697
DS Services of America Inc 10.000% due 09/01/21 ~	100,000	118,000
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	137,387
HJ Heinz Co
4.250% due 10/15/20	255,000	261,949
4.875% due 02/15/25 ~	175,000	190,094
HRG Group Inc 7.875% due 07/15/19	120,000	126,900
Ingles Markets Inc 5.750% due 06/15/23	100,000	104,000
Innovation Ventures LLC 9.500% due 08/15/19 ~	50,000	50,750
JBS USA LLC
5.875% due 07/15/24 ~	150,000	152,250
8.250% due 02/01/20 ~	150,000	160,125
NBTY Inc 9.000% due 10/01/18	50,000	52,250
New Albertsons Inc
7.450% due 08/01/29	100,000	92,000
7.750% due 06/15/26	100,000	95,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	45,100
Post Holdings Inc
6.000% due 12/15/22 ~	55,000	53,281
6.750% due 12/01/21 ~	120,000	121,500
7.375% due 02/15/22	150,000	155,625
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	51,875
Reynolds Group Issuer Inc
5.750% due 10/15/20	135,000	139,894
6.875% due 02/15/21	150,000	158,625
7.125% due 04/15/19	100,000	103,875
7.875% due 08/15/19	100,000	106,000
8.500% due 05/15/18	100,000	103,250
9.875% due 08/15/19	100,000	107,625
Rite Aid Corp
6.125% due 04/01/23 # ~	90,000	92,700
6.750% due 06/15/21	100,000	106,875
8.000% due 08/15/20	50,000	53,188
9.250% due 03/15/20	100,000	110,500
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	99,000
Smithfield Foods Inc
5.250% due 08/01/18 ~	37,000	37,925
5.875% due 08/01/21 ~	2,000	2,103
6.625% due 08/15/22	100,000	107,375
7.750% due 07/01/17	50,000	55,875
Spectrum Brands Inc 6.625% due 11/15/22	100,000	107,500

	Principal Amount	Value
SUPERVALU Inc
7.750% due 11/15/22	$50,000	$53,500
8.000% due 05/01/16	44,000	46,970
Tesco PLC (United Kingdom) 5.500% due 11/15/17 ~	200,000	214,905
The Pantry Inc 8.375% due 08/01/20	50,000	56,875
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	88,000
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	43,100
Tops Holding Corp 8.875% due 12/15/17	100,000	105,750
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	102,250
US Foods Inc 8.500% due 06/30/19	150,000	157,875
Vector Group Ltd 7.750% due 02/15/21	50,000	53,375
Wells Enterprises Inc 6.750% due 02/01/20 ~	30,000	30,600

		5,627,427

Energy - 13.6%

Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	28,500
6.250% due 06/01/21	100,000	25,750
7.500% due 08/01/20 ~	100,000	41,974
Alta Mesa Holdings LP 9.625% due 10/15/18	50,000	38,250
American Energy-Permian Basin LLC
7.125% due 11/01/20 ~	65,000	50,213
7.375% due 11/01/21 ~	50,000	38,250
American Energy-Woodford LLC 9.000% due 09/15/22 ~	100,000	58,000
Antero Resources Corp
5.125% due 12/01/22	100,000	96,500
5.375% due 11/01/21	75,000	73,031
6.000% due 12/01/20	79,000	79,435
Arch Coal Inc
7.000% due 06/15/19	250,000	60,000
7.250% due 06/15/21	150,000	34,125
8.000% due 01/15/19 ~	64,000	30,920
Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21	100,000	68,250
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	48,250
Basic Energy Services Inc 7.750% due 10/15/22	100,000	74,500
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	91,875
Berry Petroleum Co LLC
6.375% due 09/15/22	50,000	39,375
6.750% due 11/01/20	50,000	40,875
Bill Barrett Corp 7.625% due 10/01/19	75,000	70,875
Bonanza Creek Energy Inc 6.750% due 04/15/21	75,000	73,313
BreitBurn Energy Partners LP 7.875% due 04/15/22	134,000	97,150
Bristow Group Inc 6.250% due 10/15/22	50,000	47,750
Calfrac Holdings LP 7.500% due 12/01/20 ~	70,000	62,475
California Resources Corp
5.000% due 01/15/20 ~	100,000	90,750
5.500% due 09/15/21 ~	215,000	192,694
6.000% due 11/15/24 ~	150,000	132,187
Calumet Specialty Products Partners LP 6.500% due 04/15/21 ~	190,000	185,250

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Carrizo Oil & Gas Inc 8.625% due 10/15/18	$100,000	$104,750
CGG SA (France) 6.875% due 01/15/22	100,000	80,000
Chaparral Energy Inc 9.875% due 10/01/20	100,000	75,000
Chesapeake Energy Corp
5.375% due 06/15/21	75,000	73,125
5.750% due 03/15/23	100,000	98,000
6.125% due 02/15/21	200,000	203,500
6.500% due 08/15/17	150,000	158,625
6.625% due 08/15/20	100,000	103,750
Cimarex Energy Co
4.375% due 06/01/24	65,000	64,838
5.875% due 05/01/22	75,000	80,250
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	46,750
Cloud Peak Energy Resources LLC 6.375% due 03/15/24	100,000	87,000
Comstock Resources Inc 7.750% due 04/01/19	120,000	51,000
Concho Resources Inc
5.500% due 04/01/23	100,000	101,250
6.500% due 01/15/22	200,000	210,500
CONSOL Energy Inc
5.875% due 04/15/22	100,000	91,000
8.000% due 04/01/23 ~	75,000	73,875
Crestwood Midstream Partners LP
6.000% due 12/15/20	27,000	27,270
6.125% due 03/01/22	107,000	108,337
CSI Compressco LP 7.250% due 08/15/22 ~	50,000	44,000
CVR Refining LLC 6.500% due 11/01/22	100,000	100,500
DCP Midstream LLC 5.850% due 05/21/43 § ~	100,000	72,500
DCP Midstream Operating LP 3.875% due 03/15/23	100,000	90,268
Denbury Resources Inc
4.625% due 07/15/23	52,000	44,850
5.500% due 05/01/22	100,000	90,500
6.375% due 08/15/21	100,000	94,750
Diamondback Energy Inc 7.625% due 10/01/21	50,000	52,875
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	45,080
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	48,500
Energy Transfer Equity LP
5.875% due 01/15/24	100,000	106,000
7.500% due 10/15/20	145,000	163,125
Energy XXI Gulf Coast Inc
7.500% due 12/15/21	140,000	51,100
9.250% due 12/15/17	100,000	68,000
11.000% due 03/15/20 ~	100,000	95,375
EP Energy LLC
6.875% due 05/01/19	100,000	103,000
9.375% due 05/01/20	150,000	157,687
EXCO Resources Inc
7.500% due 09/15/18	35,000	21,000
8.500% due 04/15/22	100,000	56,000
Exterran Holdings Inc 7.250% due 12/01/18	50,000	50,750
Exterran Partners LP 6.000% due 10/01/22	100,000	92,000
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	83,207
FTS International Inc 6.250% due 05/01/22 ~	55,000	40,700
Gastar Exploration Inc 8.625% due 05/15/18	50,000	47,000

	Principal Amount	Value
Genesis Energy LP 5.750% due 02/15/21	$100,000	$97,000
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	94,300
Gulfmark Offshore Inc 6.375% due 03/15/22	50,000	39,625
Gulfport Energy Corp 7.750% due 11/01/20	100,000	103,000
Halcon Resources Corp
8.875% due 05/15/21	66,000	46,365
9.250% due 02/15/22	100,000	69,500
9.750% due 07/15/20	95,000	67,450
Harvest Operations Corp (Canada) 6.875% due 10/01/17	50,000	45,750
Hercules Offshore Inc 8.750% due 07/15/21 ~	150,000	44,250
Hilcorp Energy I LP
5.000% due 12/01/24 ~	55,000	51,975
7.625% due 04/15/21 ~	50,000	52,250
Holly Energy Partners LP 6.500% due 03/01/20	50,000	49,500
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	80,000
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	37,600
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	82,500
Key Energy Services Inc 6.750% due 03/01/21	100,000	65,000
Laredo Petroleum Inc
7.375% due 05/01/22	100,000	104,375
9.500% due 02/15/19	50,000	52,375
Legacy Reserves LP 6.625% due 12/01/21	100,000	79,500
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	72,500
Linn Energy LLC
6.250% due 11/01/19	100,000	79,500
6.500% due 05/15/19	100,000	84,562
6.500% due 09/15/21	150,000	117,000
8.625% due 04/15/20	150,000	129,000
Magnum Hunter Resources Corp 9.750% due 05/15/20	50,000	44,750
MarkWest Energy Partners LP
4.500% due 07/15/23	95,000	94,525
4.875% due 12/01/24	100,000	102,740
6.250% due 06/15/22	65,000	68,250
6.500% due 08/15/21	97,000	102,092
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	96,500
McDermott International Inc (Panama) 8.000% due 05/01/21 ~	50,000	39,000
MEG Energy Corp (Canada)
6.500% due 03/15/21 ~	100,000	93,000
7.000% due 03/31/24 ~	150,000	142,125
Memorial Resource Development Corp 5.875% due 07/01/22 ~	50,000	46,750
Midstates Petroleum Co Inc
9.250% due 06/01/21	90,000	44,100
10.750% due 10/01/20	59,000	32,155
Milagro Oil & Gas Inc 10.500% due 05/15/16 Y	50,000	29,250
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	39,868
Newfield Exploration Co
5.375% due 01/01/26	27,000	27,324
5.625% due 07/01/24	56,000	58,520
5.750% due 01/30/22	100,000	104,750
6.875% due 02/01/20	50,000	51,773

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
NGL Energy Partners LP 6.875% due 10/15/21	$100,000	$105,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	99,500
9.625% due 06/01/19 ~	150,000	149,531
Niska Gas Storage Canada ULC (Canada) 6.500% due 04/01/19	50,000	37,375
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	59,800
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	53,550
NuStar Logistics LP
4.750% due 02/01/22	100,000	97,000
6.750% due 02/01/21	100,000	106,004
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	96,000
6.875% due 03/15/22	100,000	98,000
Ocean Rig UDW Inc 7.250% due 04/01/19 ~	50,000	29,250
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23	50,000	28,313
7.500% due 11/01/19	110,000	63,250
ONEOK Inc 4.250% due 02/01/22	100,000	94,820
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	50,000	40,500
Pacific Drilling V Ltd (United Kingdom) 7.250% due 12/01/17 ~	50,000	45,250
Paragon Offshore PLC (United Kingdom) 7.250% due 08/15/24 ~	120,000	40,800
Parker Drilling Co 6.750% due 07/15/22	50,000	39,875
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	53,795
PBF Holding Co LLC 8.250% due 02/15/20	80,000	84,900
Peabody Energy Corp
6.000% due 11/15/18	100,000	78,500
6.250% due 11/15/21	100,000	61,875
10.000% due 03/15/22 ~	100,000	89,000
Penn Virginia Corp 7.250% due 04/15/19	100,000	91,000
Penn Virginia Resource Partners LP 8.375% due 06/01/20	65,000	71,175
PHI Inc 5.250% due 03/15/19	50,000	45,500
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	39,250
Precision Drilling Corp (Canada)
5.250% due 11/15/24 ~	50,000	42,000
6.625% due 11/15/20	100,000	94,750
Puma International Financing SA (Luxembourg) 6.750% due 02/01/21 ~	100,000	101,750
QEP Resources Inc
5.250% due 05/01/23	109,000	107,343
6.875% due 03/01/21	50,000	53,375
Range Resources Corp
5.000% due 03/15/23	160,000	160,000
6.750% due 08/01/20	50,000	52,125
Regency Energy Partners LP
4.500% due 11/01/23	100,000	101,000
5.500% due 04/15/23	100,000	103,750
5.750% due 09/01/20	100,000	108,500
8.375% due 06/01/19 ~	100,000	105,250
Rex Energy Corp 6.250% due 08/01/22 ~	100,000	67,750
Rice Energy Inc 6.250% due 05/01/22	175,000	171,500

	Principal Amount	Value
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	$100,000	$105,010
6.000% due 01/15/19 ~	180,000	191,925
Rosetta Resources Inc
5.625% due 05/01/21	54,000	51,030
5.875% due 06/01/22	50,000	47,125
5.875% due 06/01/24	50,000	46,750
RSP Permian Inc 6.625% due 10/01/22 ~	40,000	40,400
Sabine Oil & Gas Corp 7.500% due 09/15/20	100,000	16,353
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	200,250
5.625% due 03/01/25 ~	189,000	187,346
5.750% due 05/15/24	50,000	50,500
6.250% due 03/15/22	200,000	207,500
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	213,500
Samson Investment Co 9.750% due 02/15/20	235,000	65,800
Sanchez Energy Corp
6.125% due 01/15/23	100,000	90,375
7.750% due 06/15/21	63,000	61,110
SandRidge Energy Inc
7.500% due 02/15/23	100,000	62,000
8.125% due 10/15/22	100,000	61,850
8.750% due 01/15/20	100,000	65,750
Seadrill Ltd (Bermuda) 6.125% due 09/15/17 ~	100,000	85,000
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	50,000	51,250
Seventy Seven Operating LLC 6.625% due 11/15/19	100,000	76,500
SM Energy Co
5.000% due 01/15/24	100,000	94,650
6.500% due 01/01/23	100,000	103,000
Stone Energy Corp 7.500% due 11/15/22	100,000	91,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	95,250
Sunoco LP 6.375% due 04/01/23 # ~	46,000	47,495
Swift Energy Co 7.125% due 06/01/17	50,000	29,250
Targa Resources Partners LP
4.125% due 11/15/19 ~	75,000	75,000
4.250% due 11/15/23	50,000	48,375
5.000% due 01/15/18 ~	175,000	180,687
5.250% due 05/01/23	77,000	77,770
Teekay Corp 8.500% due 01/15/20	25,000	28,188
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	45,750
Tervita Corp (Canada)
8.000% due 11/15/18 ~	33,000	29,453
10.875% due 02/15/18 ~	100,000	56,500
Tesoro Corp 5.375% due 10/01/22	100,000	105,000
Tesoro Logistics LP
5.500% due 10/15/19 ~	110,000	113,850
6.125% due 10/15/21	70,000	72,450
6.250% due 10/15/22 ~	115,000	119,600
Transocean Inc (Cayman)
5.050% due 12/15/16	100,000	101,375
6.375% due 12/15/21	200,000	168,000
6.800% due 03/15/38	200,000	144,000
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	50,000	40,625
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	87,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Ultra Petroleum Corp (Canada)
5.750% due 12/15/18 ~	$43,000	$39,023
6.125% due 10/01/24 ~	105,000	90,562
Unit Corp 6.625% due 05/15/21	75,000	70,875
Vanguard Natural Resources LLC 7.875% due 04/01/20	50,000	46,000
W&T Offshore Inc 8.500% due 06/15/19	100,000	61,000
Whiting Canadian Holding Co ULC (Canada) 8.125% due 12/01/19	100,000	105,250
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	129,675
6.250% due 04/01/23 ~	100,000	99,625
6.500% due 10/01/18	25,000	25,125
WPX Energy Inc
5.250% due 01/15/17	50,000	50,500
5.250% due 09/15/24	140,000	123,830

		16,531,416

Financials - 11.9%

AerCap Ireland Capital Ltd (Ireland) 3.750% due 05/15/19 ~	150,000	151,078
Ally Financial Inc
3.500% due 07/18/16	200,000	203,000
3.500% due 01/27/19	123,000	121,770
4.125% due 03/30/20	100,000	99,625
4.750% due 09/10/18	100,000	103,125
5.500% due 02/15/17	100,000	104,250
7.500% due 09/15/20	200,000	234,750
8.000% due 12/31/18	100,000	113,250
8.000% due 03/15/20	100,000	119,500
8.000% due 11/01/31	220,000	276,850
ARC Properties Operating Partnership LP REIT
2.000% due 02/06/17	100,000	97,125
3.000% due 02/06/19	100,000	97,424
Barclays Bank PLC (United Kingdom) 6.860% § ± ~	150,000	167,670
BNP Paribas SA (France) 7.195% § ± ~	200,000	242,000
BPCE SA (France) 12.500% § ± ~	100,000	135,938
CBRE Services Inc
5.000% due 03/15/23	50,000	52,250
5.250% due 03/15/25	100,000	107,750
CIMPOR Financial Operations BV (Netherlands) 5.750% due 07/17/24 ~	200,000	166,000
CIT Group Inc
3.875% due 02/19/19	155,000	153,837
4.250% due 08/15/17	108,000	109,890
5.000% due 05/15/17	100,000	103,094
5.000% due 08/15/22	100,000	102,875
5.000% due 08/01/23	100,000	102,750
5.250% due 03/15/18	150,000	155,625
5.375% due 05/15/20	100,000	105,500
6.625% due 04/01/18 ~	100,000	107,500
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	72,250
CNO Financial Group Inc 6.375% due 10/01/20 ~	100,000	106,000
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	200,000	238,750
Credit Agricole SA (France)
6.637% § ± ~	100,000	106,337
8.375% § ± ~	100,000	118,710
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	107,500

	Principal Amount	Value
Crown Castle International Corp REIT
4.875% due 04/15/22	$100,000	$104,063
5.250% due 01/15/23	100,000	105,500
DFC Finance Corp 10.500% due 06/15/20 ~	100,000	78,750
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	124,625
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	91,300
E*TRADE Financial Corp 5.375% due 11/15/22	70,000	74,025
Enova International Inc 9.750% due 06/01/21 ~	140,000	133,525
Felcor Lodging LP 5.625% due 03/01/23	48,000	49,800
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	105,500
First Data Corp
6.750% due 11/01/20 ~	130,000	138,775
7.375% due 06/15/19 ~	100,000	104,750
8.250% due 01/15/21 ~	212,000	229,490
8.875% due 08/15/20 ~	100,000	106,750
10.625% due 06/15/21	130,000	148,525
11.250% due 01/15/21	80,000	91,200
11.750% due 08/15/21	150,000	174,187
12.625% due 01/15/21	162,000	192,375
Forestar USA Real Estate Group Inc 8.500% due 06/01/22 ~	100,000	97,000
General Motors Financial Co Inc
2.750% due 05/15/16	129,000	130,682
3.000% due 09/25/17	100,000	101,967
3.150% due 01/15/20	150,000	151,949
3.250% due 05/15/18	95,000	97,019
4.250% due 05/15/23	32,000	33,231
4.375% due 09/25/21	100,000	106,649
4.750% due 08/15/17	67,000	70,840
6.750% due 06/01/18	50,000	56,375
Genworth Holdings Inc
6.515% due 05/22/18	50,000	52,130
7.625% due 09/24/21	200,000	209,000
Globe Luxembourg SCA (Luxembourg) 9.625% due 05/01/18 ~	200,000	182,000
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	100,000	99,750
HUB International Ltd 7.875% due 10/01/21 ~	118,000	121,245
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	200,000	205,074
Iron Mountain Inc REIT
5.750% due 08/15/24	100,000	101,625
6.000% due 08/15/23	96,000	101,760
iStar Financial Inc REIT
4.875% due 07/01/18	100,000	100,875
5.000% due 07/01/19	40,000	40,150
9.000% due 06/01/17	100,000	110,255
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	195,000
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	73,350
Kennedy-Wilson Inc 5.875% due 04/01/24	85,000	85,425
Liberty Mutual Group Inc
7.000% due 03/07/67 § ~	50,000	51,525
10.750% due 06/15/88 § ~	100,000	153,500
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	108,770
MSCI Inc 5.250% due 11/15/24 ~	95,000	98,444
Nationstar Mortgage LLC
6.500% due 08/01/18	100,000	101,000
6.500% due 07/01/21	75,000	73,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Navient Corp
4.875% due 06/17/19	$150,000	$150,000
5.500% due 01/15/19	100,000	102,250
5.500% due 01/25/23	100,000	95,500
5.625% due 08/01/33	200,000	164,750
6.125% due 03/25/24	100,000	96,250
8.000% due 03/25/20	150,000	167,233
8.450% due 06/15/18	300,000	333,750
Ocwen Financial Corp 6.625% due 05/15/19 ~	75,000	65,250
OneMain Financial Holdings Inc
6.750% due 12/15/19 ~	85,000	87,975
7.250% due 12/15/21 ~	100,000	104,000
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	52,500
5.875% due 03/15/25	100,000	106,125
PHH Corp 6.375% due 08/15/21	100,000	96,740
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	80,430
RBS Capital Trust II 6.425% § ±	100,000	114,500
Realogy Group LLC
3.375% due 05/01/16 ~	37,000	37,278
4.500% due 04/15/19 ~	70,000	71,225
7.625% due 01/15/20 ~	100,000	108,125
RHP Hotel Properties LP REIT 5.000% due 04/15/21	50,000	51,375
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	150,000	157,654
6.000% due 12/19/23	100,000	111,349
6.100% due 06/10/23	100,000	111,387
6.125% due 12/15/22	170,000	191,734
7.640% § ±	100,000	110,000
7.648% § ±	50,000	63,250
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	100,000	105,543
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	53,063
SMFG Preferred Capital USD 1 Ltd (Cayman) 6.078% § ± ~	100,000	106,125
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	212,555
Societe Generale SA (France) 5.922% § ± ~	150,000	157,312
Sophia Holding Finance LP 9.625% PIK due 12/01/18 ~	97,000	98,334
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	50,000	48,875
Springleaf Finance Corp
6.500% due 09/15/17	100,000	105,750
6.900% due 12/15/17	150,000	160,125
7.750% due 10/01/21	125,000	137,500
Synovus Financial Corp 5.125% due 06/15/17	50,000	51,155
The Geo Group Inc REIT
5.125% due 04/01/23	100,000	102,500
5.875% due 10/15/24	50,000	52,250
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	105,250
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	62,920
TransUnion 9.625% PIK due 06/15/18	100,000	101,188
UBS Preferred Funding Trust V 6.243% § ±	150,000	156,562

	Principal Amount	Value
UniCredit Luxembourg Finance SA (Luxembourg) 6.000% due 10/31/17 ~	$100,000	$107,377
USI Inc 7.750% due 01/15/21 ~	67,000	69,010
Voya Financial Inc 5.650% due 05/15/53 §	100,000	105,000
Walter Investment Management Corp 7.875% due 12/15/21	100,000	90,000

		14,465,852

Health Care - 8.3%

21st Century Oncology Inc 9.875% due 04/15/17	100,000	100,375
Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	104,250
Alere Inc
6.500% due 06/15/20	50,000	52,000
7.250% due 07/01/18	50,000	53,313
Amsurg Corp 5.625% due 07/15/22	100,000	102,750
Aviv Healthcare Properties LP 6.000% due 10/15/21	100,000	107,375
Biomet Inc
6.500% due 08/01/20	200,000	212,500
6.500% due 10/01/20	50,000	52,625
Capella Healthcare Inc 9.250% due 07/01/17	50,000	51,875
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	140,000	142,537
Catamaran Corp (Canada) 4.750% due 03/15/21	25,000	27,844
Centene Corp
4.750% due 05/15/22	75,000	77,906
5.750% due 06/01/17	25,000	26,625
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	155,062
6.875% due 02/01/22	200,000	213,750
7.125% due 07/15/20	100,000	106,125
8.000% due 11/15/19	250,000	266,250
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	133,312
DaVita HealthCare Partners Inc
5.125% due 07/15/24	200,000	204,750
6.625% due 11/01/20	100,000	105,063
DJO Finance LLC 9.875% due 04/15/18	100,000	104,500
Endo Finance LLC
5.375% due 01/15/23 ~	100,000	100,000
5.750% due 01/15/22 ~	150,000	154,125
7.000% due 07/15/19 ~	95,000	99,394
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	76,875
ExamWorks Group Inc 9.000% due 07/15/19	50,000	53,125
Fresenius Medical Care US Finance I Inc
5.750% due 02/15/21 ~	50,000	55,000
6.500% due 09/15/18 ~	100,000	112,000
Fresenius Medical Care US Finance II Inc
5.625% due 07/31/19 ~	100,000	109,050
5.875% due 01/31/22 ~	100,000	110,500
HCA Holdings Inc
6.250% due 02/15/21	100,000	108,370
7.750% due 05/15/21	150,000	159,984
HCA Inc
3.750% due 03/15/19	190,000	193,029
4.250% due 10/15/19	100,000	102,875
4.750% due 05/01/23	150,000	156,000
5.000% due 03/15/24	150,000	159,562
5.250% due 04/15/25	100,000	108,125

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
5.375% due 02/01/25	$150,000	$157,781
5.875% due 03/15/22	100,000	110,750
5.875% due 05/01/23	100,000	108,250
6.500% due 02/15/20	110,000	124,135
7.500% due 02/15/22	250,000	292,187
Health Net Inc 6.375% due 06/01/17	100,000	107,250
HealthSouth Corp
5.750% due 11/01/24	50,000	52,250
7.750% due 09/15/22	73,000	77,471
Hologic Inc 6.250% due 08/01/20	84,000	87,570
Hospira Inc 6.050% due 03/30/17	100,000	108,960
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	104,250
IMS Health Inc 6.000% due 11/01/20 ~	50,000	52,188
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	137,150
10.000% PIK due 08/15/18 ~	30,740	31,355
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	100,000	102,500
Jaguar Holding Co II 9.500% due 12/01/19 ~	50,000	53,938
Kindred Healthcare Inc
6.375% due 04/15/22	100,000	101,375
8.000% due 01/15/20 ~	70,000	75,469
Kinetic Concepts Inc
10.500% due 11/01/18	150,000	162,750
12.500% due 11/01/19	50,000	54,875
LifePoint Hospitals Inc
5.500% due 12/01/21	135,000	142,087
6.625% due 10/01/20	50,000	52,625
Mallinckrodt International Finance SA (Luxembourg)
4.750% due 04/15/23	100,000	95,500
5.750% due 08/01/22 ~	95,000	98,206
MedAssets Inc 8.000% due 11/15/18	50,000	52,375
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	100,000	103,875
Omnicare Inc 4.750% due 12/01/22	100,000	103,750
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	100,000	106,000
Salix Pharmaceuticals Ltd 6.500% due 01/15/21 ~	94,000	104,458
Select Medical Corp 6.375% due 06/01/21	100,000	99,438
Teleflex Inc 5.250% due 06/15/24 ~	50,000	51,125
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	164,077
4.500% due 04/01/21	51,000	50,171
4.750% due 06/01/20	100,000	101,844
5.500% due 03/01/19 ~	110,000	111,375
6.250% due 11/01/18	140,000	152,250
6.750% due 02/01/20	100,000	105,875
8.000% due 08/01/20	100,000	105,250
8.125% due 04/01/22	211,000	233,155
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	53,938
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	88,000
Valeant Pharmaceuticals International
7.000% due 10/01/20 ~	10,000	10,488
7.250% due 07/15/22 ~	100,000	106,125

	Principal Amount	Value
Valeant Pharmaceuticals International Inc (Canada)
5.625% due 12/01/21 ~	$100,000	$101,750
6.750% due 08/15/18 ~	200,000	211,250
7.500% due 07/15/21 ~	257,000	278,925
VRX Escrow Corp (Canada)
5.375% due 03/15/20 ~	200,000	202,500
5.875% due 05/15/23 ~	300,000	308,250
6.125% due 04/15/25 ~	300,000	311,625
WellCare Health Plans Inc 5.750% due 11/15/20	50,000	52,750

		10,120,292

Industrials - 11.7%

AAR Corp 7.250% due 01/15/22	100,000	113,512
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	102,500
ACCO Brands Corp 6.750% due 04/30/20	50,000	52,625
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	134,625
ADS Waste Holdings Inc 8.250% due 10/01/20	100,000	105,000
AECOM
5.750% due 10/15/22 ~	135,000	140,062
5.875% due 10/15/24 ~	100,000	105,250
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	100,000	100,250
Ahern Rentals Inc 9.500% due 06/15/18 ~	31,000	32,976
Air Canada (Canada)
6.750% due 10/01/19 ~	100,000	107,125
7.750% due 04/15/21 ~	50,000	53,625
Air Medical Group Holdings Inc 9.250% due 11/01/18	50,000	52,750
Aircastle Ltd (Bermuda)
4.625% due 12/15/18	100,000	104,250
5.125% due 03/15/21	100,000	104,750
6.750% due 04/15/17	50,000	54,000
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	99,625
10.750% due 10/15/19 ~	100,000	82,500
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	52,225
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	80,185
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	101,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	47,250
APX Group Inc
6.375% due 12/01/19	125,000	125,000
8.750% due 12/01/20	80,000	74,200
Ashtead Capital Inc 6.500% due 07/15/22 ~	200,000	214,000
Avis Budget Car Rental LLC
5.500% due 04/01/23	83,000	85,801
9.750% due 03/15/20	100,000	109,440
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	61,600	63,137
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	70,210
Bombardier Inc (Canada)
4.750% due 04/15/19 ~	145,000	142,825
6.125% due 01/15/23 ~	200,000	190,000
7.500% due 03/15/25 ~	100,000	98,937
7.750% due 03/15/20 ~	150,000	157,125
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	59,378

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Building Materials Corp of America
5.375% due 11/15/24 ~	$100,000	$102,000
6.750% due 05/01/21 ~	100,000	106,500
Case New Holland Industrial Inc 7.875% due 12/01/17	100,000	111,280
Casella Waste Systems Inc 7.750% due 02/15/19	50,000	50,250
Cenveo Corp 6.000% due 08/01/19 ~	90,000	84,825
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	97,500
Clean Harbors Inc
5.125% due 06/01/21	53,000	54,189
5.250% due 08/01/20	54,000	55,485
CNH Industrial Capital LLC
3.375% due 07/15/19 ~	100,000	97,500
6.250% due 11/01/16	100,000	105,750
Colt Defense LLC 8.750% due 11/15/17	25,000	8,125
Covanta Holding Corp 6.375% due 10/01/22	100,000	107,500
CSC Holdings LLC
5.250% due 06/01/24 ~	100,000	102,250
6.750% due 11/15/21	100,000	111,375
7.625% due 07/15/18	50,000	56,563
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	50,000	52,500
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	97,485
DynCorp International Inc 10.375% due 07/01/17	50,000	44,000
FGI Operating Co LLC 7.875% due 05/01/20	50,000	42,875
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	151,500
Fly Leasing Ltd (Bermuda) 6.375% due 10/15/21	200,000	198,500
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	61,138
Gates Global LLC 6.000% due 07/15/22 ~	140,000	132,825
GenCorp Inc 7.125% due 03/15/21	50,000	53,750
General Cable Corp 5.750% due 10/01/22	75,000	70,125
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	51,500
Griffon Corp 5.250% due 03/01/22	100,000	99,035
H&E Equipment Services Inc 7.000% due 09/01/22	50,000	51,750
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	96,000
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	97,375
HD Supply Inc
5.250% due 12/15/21 ~	110,000	113,575
7.500% due 07/15/20	102,000	109,650
11.000% due 04/15/20	50,000	56,875
11.500% due 07/15/20	100,000	116,750
Huntington Ingalls Industries Inc
5.000% due 12/15/21 ~	60,000	62,700
7.125% due 03/15/21	50,000	54,000
IHS Inc 5.000% due 11/01/22 ~	125,000	126,175
Interline Brands Inc 10.000% PIK due 11/15/18	78,000	82,095
International Lease Finance Corp
3.875% due 04/15/18	100,000	101,750
4.625% due 04/15/21	100,000	103,750

	Principal Amount	Value
5.750% due 05/15/16	$100,000	$104,075
5.875% due 08/15/22	150,000	166,875
6.250% due 05/15/19	100,000	109,500
8.625% due 01/15/22	50,000	63,563
8.750% due 03/15/17	200,000	221,500
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	42,188
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	61,250
KLX Inc 5.875% due 12/01/22 ~	150,000	150,000
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	100,000	87,750
Light Tower Rentals Inc 8.125% due 08/01/19 ~	50,000	38,750
Marquette Transportation Co LLC 10.875% due 01/15/17	25,000	25,906
Masco Corp
4.450% due 04/01/25	45,000	46,575
5.950% due 03/15/22	100,000	112,750
6.125% due 10/03/16	50,000	53,530
7.125% due 03/15/20	50,000	58,875
Masonite International Corp (Canada) 8.250% due 04/15/21 ~	75,000	80,344
Mcron Finance Sub LLC 8.375% due 05/15/19 ~	80,000	85,800
Meccanica Holdings USA Inc 6.250% due 01/15/40 ~	150,000	153,750
Memorial Production Partners LP 7.625% due 05/01/21	100,000	91,500
Meritor Inc 6.750% due 06/15/21	50,000	52,000
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	98,750
Modular Space Corp 10.250% due 01/31/19 ~	30,000	24,000
Monitronics International Inc 9.125% due 04/01/20	100,000	98,375
Navios Maritime Acquisition Corp (Multi-National) 8.125% due 11/15/21 ~	50,000	50,500
Navios Maritime Holdings Inc
7.375% due 01/15/22 ~	107,000	100,312
8.125% due 02/15/19	50,000	43,500
Navistar International Corp 8.250% due 11/01/21	103,000	100,554
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	50,750
Nielsen Finance LLC
4.500% due 10/01/20	50,000	51,125
5.000% due 04/15/22 ~	170,000	171,700
Nortek Inc 8.500% due 04/15/21	100,000	107,500
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	71,449
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	210,750
RR Donnelley & Sons Co
6.125% due 01/15/17	9,000	9,551
7.000% due 02/15/22	100,000	110,750
7.250% due 05/15/18	21,000	23,284
8.250% due 03/15/19	100,000	116,000
Safway Group Holding LLC 7.000% due 05/15/18 ~	50,000	49,750
Schaeffler Finance BV (Netherlands) 4.250% due 05/15/21 ~	200,000	200,000
Schaeffler Holding Finance BV (Netherlands) 6.750% PIK due 11/15/22 ~	200,000	217,000

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Sensata Technologies BV (Netherlands)
4.875% due 10/15/23 ~	$100,000	$103,250
5.000% due 10/01/25 ~	50,000	50,750
Sequa Corp 7.000% due 12/15/17 ~	62,500	50,313
Spirit AeroSystems Inc
5.250% due 03/15/22	50,000	52,250
6.750% due 12/15/20	25,000	26,625
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	105,750
Stackpole International Intermediate (Multi-National) 7.750% due 10/15/21 ~	100,000	99,500
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	97,500
Terex Corp 6.000% due 05/15/21	105,000	108,150
The ADT Corp
2.250% due 07/15/17	100,000	99,437
3.500% due 07/15/22	50,000	45,625
4.875% due 07/15/42	100,000	80,375
5.250% due 03/15/20	100,000	104,000
6.250% due 10/15/21	100,000	106,750
The Hertz Corp
5.875% due 10/15/20	100,000	103,250
6.750% due 04/15/19	200,000	207,500
7.500% due 10/15/18	50,000	52,063
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	53,750
The Nielsen Co Luxembourg SARL (Luxembourg) 5.500% due 10/01/21 ~	138,000	143,175
TMS International Corp 7.625% due 10/15/21 ~	100,000	100,500
TRAC Intermodal LLC 11.000% due 08/15/19	100,000	110,000
TransDigm Inc
5.500% due 10/15/20	100,000	99,250
6.500% due 07/15/24	120,000	121,200
7.500% due 07/15/21	67,000	72,360
Triumph Group Inc 5.250% due 06/01/22	50,000	49,375
UCI International Inc 8.625% due 02/15/19	50,000	45,500
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	95,573	99,864
United Continental Holdings Inc 6.000% due 12/01/20	150,000	157,875
United Rentals North America Inc
5.500% due 07/15/25	100,000	102,250
6.125% due 06/15/23	125,000	132,812
7.625% due 04/15/22	150,000	164,850
8.250% due 02/01/21	100,000	108,500
8.375% due 09/15/20	100,000	107,555
US Airways Group Inc 6.125% due 06/01/18	186,000	196,230
USG Corp 9.750% due 01/15/18	100,000	116,250
West Corp 5.375% due 07/15/22 ~	100,000	98,312
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	90,250
XPO Logistics Inc 7.875% due 09/01/19 ~	147,000	156,004

		14,225,939

Information Technology - 4.9%

Activision Blizzard Inc
5.625% due 09/15/21 ~	63,000	67,252
6.125% due 09/15/23 ~	100,000	109,250

	Principal Amount	Value
Advanced Micro Devices Inc
7.000% due 07/01/24	$100,000	$86,750
7.750% due 08/01/20	100,000	96,062
Alcatel-Lucent USA Inc
4.625% due 07/01/17 ~	48,000	49,260
6.450% due 03/15/29	100,000	101,500
6.750% due 11/15/20 ~	200,000	214,000
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	100,000
Amkor Technology Inc
6.375% due 10/01/22	50,000	51,750
6.625% due 06/01/21	50,000	52,250
7.375% due 05/01/18	25,000	25,563
Anixter Inc 5.125% due 10/01/21	50,000	51,563
Aspect Software Inc 10.625% due 05/15/17	50,000	43,750
Audatex North America Inc
6.000% due 06/15/21 ~	161,000	171,062
6.125% due 11/01/23 ~	50,000	53,063
Belden Inc 5.500% due 09/01/22 ~	80,000	82,400
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	220,800
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	80,000	66,400
CDW LLC
5.500% due 12/01/24	100,000	105,000
8.500% due 04/01/19	79,000	82,357
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	103,875
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	50,000	51,500
CommScope Inc 5.500% due 06/15/24 ~	110,000	110,550
CoreLogic Inc 7.250% due 06/01/21	50,000	53,500
Dell Inc
4.625% due 04/01/21	100,000	101,000
5.400% due 09/10/40	100,000	92,000
5.650% due 04/15/18	100,000	107,125
EarthLink Holdings Corp 8.875% due 05/15/19	50,000	51,750
Emdeon Inc 11.000% due 12/31/19	50,000	54,750
Entegris Inc 6.000% due 04/01/22 ~	100,000	104,750
Epicor Software Corp 8.625% due 05/01/19	100,000	105,000
Equinix Inc
4.875% due 04/01/20	76,000	78,850
5.375% due 01/01/22	65,000	68,087
5.375% due 04/01/23	100,000	104,300
Flextronics International Ltd (Singapore)
4.625% due 02/15/20	50,000	52,688
5.000% due 02/15/23	50,000	52,625
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	53,000
6.000% due 01/15/22 ~	73,000	79,387
10.750% due 08/01/20	52,000	56,680
IAC/InterActiveCorp
4.750% due 12/15/22	53,000	52,868
4.875% due 11/30/18	50,000	51,750
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	39,762
Infor US Inc
6.500% due 05/15/22 # ~	34,000	34,935
9.375% due 04/01/19	164,000	176,095
Leidos Holdings Inc 4.450% due 12/01/20	100,000	99,788

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Micron Technology Inc
5.250% due 08/01/23 ~	$103,000	$105,060
5.500% due 02/01/25 ~	120,000	121,200
5.875% due 02/15/22	25,000	26,482
NCR Corp
4.625% due 02/15/21	45,000	45,281
5.000% due 07/15/22	113,000	114,695
6.375% due 12/15/23	44,000	47,080
NeuStar Inc 4.500% due 01/15/23	50,000	43,250
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	108,000
6.625% due 05/15/39	50,000	59,500
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	121,800
NXP BV (Netherlands)
3.500% due 09/15/16 ~	100,000	101,500
5.750% due 03/15/23 ~	100,000	106,500
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	102,125
Open Text Corp (Canada) 5.625% due 01/15/23 ~	80,000	83,200
Project Homestake Merger Corp 8.875% due 03/01/23 ~	45,000	45,225
Sanmina Corp 4.375% due 06/01/19 ~	50,000	49,875
Sophia LP 9.750% due 01/15/19 ~	100,000	107,625
SRA International Inc 11.000% due 10/01/19	100,000	106,500
SunGard Data Systems Inc
6.625% due 11/01/19	100,000	103,375
7.375% due 11/15/18	50,000	52,063
7.625% due 11/15/20	100,000	106,125
TIBCO Software Inc 11.375% due 12/01/21 ~	45,000	45,731
VeriSign Inc 4.625% due 05/01/23	75,000	75,187
ViaSat Inc 6.875% due 06/15/20	50,000	52,938
Viasystems Inc 7.875% due 05/01/19 ~	100,000	105,750
Zebra Technologies Corp 7.250% due 10/15/22 ~	100,000	108,000

		5,910,714

Materials - 9.2%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	90,000	93,937
AK Steel Corp 7.625% due 05/15/20	100,000	86,500
Alcoa Inc
5.125% due 10/01/24	50,000	53,615
5.900% due 02/01/27	50,000	55,179
5.950% due 02/01/37	100,000	105,307
6.150% due 08/15/20	250,000	282,403
6.750% due 07/15/18	200,000	225,388
Aleris International Inc 7.625% due 02/15/18	100,000	102,375
Allegheny Technologies Inc 6.375% due 08/15/23	200,000	215,250
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	100,000	98,250
ArcelorMittal (Luxembourg)
5.250% due 02/25/17	200,000	208,500
7.000% due 02/25/22	200,000	220,000
7.750% due 10/15/39	250,000	263,750
10.600% due 06/01/19	200,000	245,375
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	52,192	54,639

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	$87,000	$87,652
9.125% due 10/15/20 ~	50,000	53,750
Ashland Inc
3.875% due 04/15/18	37,000	38,064
4.750% due 08/15/22	150,000	153,000
Associated Materials LLC 9.125% due 11/01/17	100,000	87,750
Ball Corp
4.000% due 11/15/23	71,000	69,580
5.000% due 03/15/22	100,000	105,000
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	50,000	48,688
Berry Plastics Corp 9.750% due 01/15/21	100,000	110,500
Beverage Packaging Holdings II SA (Luxembourg)
5.625% due 12/15/16 ~	115,000	115,575
6.000% due 06/15/17 ~	89,000	89,890
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	120,175
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	101,750
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	91,687
Celanese US Holdings LLC 5.875% due 06/15/21	100,000	108,500
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	51,125
Cliffs Natural Resources Inc 7.750% due 03/31/20 ~	245,875	177,030
Commercial Metals Co
4.875% due 05/15/23	100,000	95,000
7.350% due 08/15/18	100,000	108,250
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	205,500
Crown Americas LLC
4.500% due 01/15/23	112,000	113,540
6.250% due 02/01/21	50,000	52,938
Eagle Spinco Inc 4.625% due 02/15/21	100,000	99,250
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	58,650
Essar Steel Algoma Inc (Canada) 9.500% due 11/15/19 ~	50,000	43,563
Evolution Escrow Issuer LLC 7.500% due 03/15/22 ~	45,000	45,675
First Quantum Minerals Ltd (Canada)
6.750% due 02/15/20 ~	132,000	122,760
7.250% due 05/15/22 ~	200,000	185,000
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	50,000	49,656
6.875% due 02/01/18 ~	88,889	87,333
8.250% due 11/01/19 ~	200,000	169,750
Graphic Packaging International Inc 4.750% due 04/15/21	50,000	52,250
Greif Inc 7.750% due 08/01/19	50,000	56,563
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	132,187
Headwaters Inc 7.250% due 01/15/19	100,000	105,250
Hecla Mining Co 6.875% due 05/01/21	100,000	89,000
Hexion Inc
6.625% due 04/15/20	148,000	136,160
8.875% due 02/01/18	85,000	75,225
9.000% due 11/15/20	100,000	71,000
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	104,500

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Huntsman International LLC
4.875% due 11/15/20	$100,000	$100,500
8.625% due 03/15/21	50,000	53,750
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	83,250
Ineos Finance PLC (United Kingdom) 8.375% due 02/15/19 ~	200,000	212,890
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	75,000	74,344
Koppers Inc 7.875% due 12/01/19	10,000	10,050
Lafarge SA (France)
6.500% due 07/15/16	100,000	106,250
7.125% due 07/15/36	100,000	130,500
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	53,625
Lundin Mining Corp (Canada)
7.500% due 11/01/20 ~	90,000	94,275
7.875% due 11/01/22 ~	100,000	104,500
Magnetation LLC 11.000% due 05/15/18 ~	85,000	43,988
Molycorp Inc 10.000% due 06/01/20	100,000	51,750
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	84,550
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	99,500
Novelis Inc (Canada)
8.375% due 12/15/17	100,000	104,625
8.750% due 12/15/20	100,000	107,625
Olin Corp 5.500% due 08/15/22	100,000	105,500
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	30,000	30,672
7.375% due 05/15/16	100,000	106,300
Pactiv LLC 7.950% due 12/15/25	100,000	102,500
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	142,800
Polymer Group Inc 7.750% due 02/01/19	90,000	93,825
PolyOne Corp
5.250% due 03/15/23	91,000	94,867
7.375% due 09/15/20	10,000	10,588
PQ Corp 8.750% due 11/01/18 ~	100,000	104,125
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	187,500
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	69,862
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	50,000	48,750
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	96,600
Ryerson Inc 9.000% due 10/15/17	75,000	75,937
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	216,000
Sealed Air Corp
5.125% due 12/01/24 ~	50,000	51,875
5.250% due 04/01/23 ~	100,000	104,750
8.375% due 09/15/21 ~	100,000	113,000
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	124,844
Silgan Holdings Inc 5.000% due 04/01/20	50,000	51,625
Steel Dynamics Inc 5.125% due 10/01/21 ~	110,000	111,237
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	111,000

	Principal Amount	Value
Tekni-Plex Inc 9.750% due 06/01/19 ~	$62,000	$66,960
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	50,000	50,875
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	79,750
9.750% due 12/01/17	100,000	103,500
TPC Group Inc 8.750% due 12/15/20 ~	100,000	92,000
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19	109,000	115,540
Tronox Finance LLC 6.375% due 08/15/20	100,000	98,250
United States Steel Corp
7.000% due 02/01/18	100,000	105,000
7.500% due 03/15/22	100,000	100,750
Verso Paper Holdings LLC 11.750% due 01/15/19	50,000	46,875
Vulcan Materials Co 7.500% due 06/15/21	100,000	120,500
Walter Energy Inc
8.500% due 04/15/21	100,000	6,500
9.500% due 10/15/19 ~	65,000	39,325
9.875% due 12/15/20	68,000	4,420
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	72,590
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	100,000	108,500
WR Grace & Co 5.625% due 10/01/24 ~	100,000	107,125

		11,167,773

Telecommunication Services - 8.6%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	200,000	194,000
Avaya Inc
7.000% due 04/01/19 ~	50,000	49,875
10.500% due 03/01/21 ~	200,000	171,500
CenturyLink Inc
5.150% due 06/15/17	100,000	105,250
5.625% due 04/01/20	122,000	128,558
5.800% due 03/15/22	250,000	261,562
7.650% due 03/15/42	100,000	102,750
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	106,875
8.750% due 03/15/18	48,000	49,260
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	98,250
Frontier Communications Corp
6.250% due 09/15/21	40,000	40,300
6.875% due 01/15/25	30,000	29,775
7.125% due 01/15/23	200,000	205,500
8.250% due 04/15/17	100,000	110,625
8.500% due 04/15/20	200,000	225,500
9.000% due 08/15/31	100,000	107,500
9.250% due 07/01/21	100,000	116,375
GCI Inc 6.750% due 06/01/21	100,000	101,563
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	114,450
7.625% due 06/15/21	95,000	104,856
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	190,475
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	180,000	170,775
6.625% due 12/15/22	150,000	145,500
7.250% due 04/01/19	150,000	156,038
7.250% due 10/15/20	150,000	154,875

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18	$100,000	$98,250
7.750% due 06/01/21	216,000	200,070
8.125% due 06/01/23	100,000	92,625
Level 3 Communications Inc 8.875% due 06/01/19	100,000	105,750
Level 3 Financing Inc
5.375% due 08/15/22	185,000	191,301
6.125% due 01/15/21	50,000	52,688
8.125% due 07/01/19	100,000	105,625
8.625% due 07/15/20	100,000	108,875
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	132,656
PAETEC Holding Corp 9.875% due 12/01/18	50,000	52,988
Qualitytech LP 5.875% due 08/01/22 ~	100,000	103,125
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	158,250
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	100,000	108,000
SBA Communications Corp 4.875% due 07/15/22 ~	100,000	98,206
SBA Telecommunications Inc 5.750% due 07/15/20	100,000	105,625
SoftBank Corp (Japan) 4.500% due 04/15/20 ~	150,000	153,750
Sprint Capital Corp
6.875% due 11/15/28	150,000	138,375
6.900% due 05/01/19	150,000	155,813
8.750% due 03/15/32	200,000	208,000
Sprint Communications Inc
6.000% due 12/01/16	200,000	209,175
6.000% due 11/15/22	200,000	190,750
7.000% due 03/01/20 ~	100,000	110,750
7.000% due 08/15/20	100,000	102,063
9.000% due 11/15/18 ~	200,000	230,000
9.125% due 03/01/17	100,000	109,500
11.500% due 11/15/21	100,000	121,250
Sprint Corp
7.125% due 06/15/24	200,000	197,000
7.250% due 09/15/21	100,000	100,875
7.875% due 09/15/23	400,000	410,000
T-Mobile USA Inc
5.250% due 09/01/18	227,000	235,229
6.000% due 03/01/23	115,000	118,127
6.250% due 04/01/21	139,000	145,081
6.375% due 03/01/25	125,000	129,300
6.464% due 04/28/19	100,000	103,375
6.625% due 04/01/23	193,000	203,132
6.633% due 04/28/21	150,000	157,687
6.836% due 04/28/23	200,000	211,250
Telecom Italia Capital SA (Luxembourg)
7.175% due 06/18/19	150,000	173,250
7.200% due 07/18/36	250,000	283,125
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	262,812
Telesat Canada (Canada) 6.000% due 05/15/17 ~	83,000	84,639
United States Cellular Corp 6.700% due 12/15/33	100,000	96,355
UPCB Finance V Ltd (Cayman) 7.250% due 11/15/21 ~	150,000	162,187
Windstream Corp
7.500% due 04/01/23	100,000	96,000
7.750% due 10/01/21	100,000	100,100
7.875% due 11/01/17	100,000	108,750
8.125% due 09/01/18	100,000	104,725

	Principal Amount	Value
Zayo Group LLC
6.000% due 04/01/23 ~	$190,000	$191,754
8.125% due 01/01/20	21,000	22,231

		10,382,431

Utilities - 4.2%

AES Corp
4.875% due 05/15/23	102,000	99,067
8.000% due 10/15/17	21,000	24,334
8.000% due 06/01/20	150,000	172,125
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	215,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	50,400
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	103,750
Calpine Corp
5.375% due 01/15/23	100,000	100,500
5.750% due 01/15/25	175,000	176,969
6.000% due 01/15/22 ~	147,000	158,025
Consolidated Energy Finance SA (Luxembourg) 6.750% due 10/15/19 ~	200,000	202,460
DPL Inc 7.250% due 10/15/21	100,000	106,750
Dynegy Finance I Inc
6.750% due 11/01/19 ~	200,000	207,250
7.375% due 11/01/22 ~	150,000	158,250
Dynegy Inc 5.875% due 06/01/23	100,000	97,750
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	241,695
Ferrellgas LP 6.500% due 05/01/21	100,000	101,250
FirstEnergy Corp
4.250% due 03/15/23	100,000	104,846
7.375% due 11/15/31	150,000	190,998
FirstEnergy Transmission LLC
4.350% due 01/15/25 ~	90,000	95,256
5.450% due 07/15/44 ~	100,000	113,020
GenOn Energy Inc
7.875% due 06/15/17	100,000	100,000
9.875% due 10/15/20	100,000	101,750
Illinois Power Generating Co 7.000% due 04/15/18	100,000	93,000
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	48,625
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	106,500
NRG Energy Inc
6.250% due 07/15/22	100,000	103,375
6.250% due 05/01/24	150,000	151,875
6.625% due 03/15/23	50,000	52,000
7.625% due 01/15/18	100,000	110,375
7.875% due 05/15/21	100,000	108,000
8.250% due 09/01/20	100,000	106,375
NRG Yield Operating LLC 5.375% due 08/15/24 ~	50,000	52,250
PPL Capital Funding Inc 6.700% due 03/30/67 §	100,000	96,744
PPL Energy Supply LLC 4.600% due 12/15/21	200,000	183,737
RJS Power Holdings LLC 5.125% due 07/15/19 ~	155,000	153,450
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	51,375
7.375% due 08/01/21	73,000	78,840
TerraForm Power Operating LLC 5.875% due 02/01/23 ~	57,000	59,280

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Principal Amount	Value
Wind Acquisition Finance SA (Luxembourg)
4.750% due 07/15/20 ~	$95,000	$95,475
6.500% due 04/30/20 ~	200,000	211,750
7.375% due 04/23/21 ~	250,000	260,000

		5,044,971

Total Corporate Bonds & Notes (Cost $120,300,590)		119,052,752

	Shares

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

Federated Prime Obligations Fund	1,070,279	1,070,279

Total Short-Term Investment (Cost $1,070,279)		1,070,279

TOTAL INVESTMENTS - 99.0% (Cost $121,370,869)		120,123,031

OTHER ASSETS & LIABILITIES, NET - 1.0%		1,216,992

NET ASSETS - 100.0%		$121,340,023

Notes to Schedule of Investments

(a)	An investment with a value of $29,250 or less than 0.1% of the portfolio’s net assets was in default as of March 31, 2015.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$119,052,752	$-	$119,052,752	$-
	Short-Term Investment	1,070,279	1,070,279	-	-

	Total	$120,123,031	$1,070,279	$119,052,752	$-

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 17.9%

Aaron’s Inc	365	$10,333
Abercrombie & Fitch Co ‘A’	348	7,670
Advance Auto Parts Inc	2,599	389,044
Amazon.com Inc *	13,379	4,978,326
AMC Networks Inc ‘A’ *	2,118	162,323
Aramark	1,376	43,523
AutoNation Inc *	2,399	154,328
AutoZone Inc *	1,162	792,670
Bed Bath & Beyond Inc *	2,801	215,047
Best Buy Co Inc	3,070	116,015
Big Lots Inc	574	27,569
BorgWarner Inc	8,144	492,549
Brinker International Inc	2,309	142,142
Cabela’s Inc *	193	10,804
Cablevision Systems Corp ‘A’	6,932	126,856
CarMax Inc *	5,411	373,413
Carter’s Inc	1,896	175,323
CBS Corp ‘B’	16,046	972,869
Charter Communications Inc ‘A’ *	2,826	545,729
Chico’s FAS Inc	2,369	41,908
Chipotle Mexican Grill Inc *	1,107	720,148
Choice Hotels International Inc	93	5,958
Cinemark Holdings Inc	4,082	183,976
Clear Channel Outdoor Holdings Inc ‘A’	648	6,558
Coach Inc	9,767	404,647
Comcast Corp ‘A’	84,406	4,766,407
CST Brands Inc	2,323	101,817
Deckers Outdoor Corp *	1,236	90,067
Dick’s Sporting Goods Inc	556	31,686
Dillard’s Inc ‘A’	558	76,173
DIRECTV *	16,658	1,417,596
Discovery Communications Inc ‘A’ *	8,055	247,772
Discovery Communications Inc ‘C’ *	8,224	242,402
DISH Network Corp ‘A’ *	5,569	390,164
Dollar General Corp *	8,402	633,343
Dollar Tree Inc *	7,366	597,714
Domino’s Pizza Inc	2,005	201,603
DR Horton Inc	1,016	28,936
Dunkin’ Brands Group Inc	3,461	164,605
Expedia Inc	3,604	339,244
Family Dollar Stores Inc	3,230	255,945
Foot Locker Inc	740	46,620
Fossil Group Inc *	1,554	128,127
GameStop Corp ‘A’	197	7,478
Gentex Corp	6,162	112,765
Genuine Parts Co	5,121	477,226
GNC Holdings Inc ‘A’	3,226	158,300
GoPro Inc ‘A’ *	454	19,708
Groupon Inc *	17,120	123,435
H&R Block Inc	9,780	313,645
Hanesbrands Inc	14,188	475,440
Harley-Davidson Inc	7,778	472,436
Harman International Industries Inc	2,428	324,454
Hasbro Inc	3,507	221,783
Hilton Worldwide Holdings Inc *	4,820	142,768
Hyatt Hotels Corp ‘A’ *	75	4,441
Jarden Corp *	2,122	112,254
Johnson Controls Inc	6,325	319,033
Kate Spade & Co *	4,488	149,854
Kohl’s Corp	381	29,813
L Brands Inc	3,100	292,299
Las Vegas Sands Corp	13,393	737,151
Lear Corp	2,333	258,543
Leggett & Platt Inc	2,461	113,427
Lennar Corp ‘A’	360	18,652
Liberty Interactive Corp ‘A’ *	8,787	256,493

	Shares	Value
Liberty TripAdvisor Holdings Inc ‘A’ *	2,676	$85,070
Liberty Ventures ‘A’ *	5,157	216,646
Lions Gate Entertainment Corp (Canada)	2,894	98,164
Live Nation Entertainment Inc *	2,534	63,933
LKQ Corp *	10,801	276,074
Lowe’s Cos Inc	36,281	2,698,944
Macy’s Inc	9,352	607,038
Marriott International Inc ‘A’	6,504	522,401
Mattel Inc	4,360	99,626
McDonald’s Corp	35,200	3,429,888
MGM Resorts International *	1,053	22,145
Michael Kors Holdings Ltd * (United Kingdom)	7,277	478,463
Morningstar Inc	673	50,414
Murphy USA Inc *	761	55,074
Netflix Inc *	2,135	889,633
Newell Rubbermaid Inc	5,888	230,044
NIKE Inc ‘B’	24,875	2,495,709
Nordstrom Inc	4,939	396,700
Norwegian Cruise Line Holdings Ltd * (Bermuda)	2,989	161,436
NVR Inc *	150	199,299
O’Reilly Automotive Inc *	3,778	816,955
Omnicom Group Inc	9,205	717,806
Panera Bread Co ‘A’ *	868	138,876
Penske Automotive Group Inc	629	32,387
Polaris Industries Inc	2,348	331,303
PVH Corp	2,577	274,605
Ralph Lauren Corp	1,596	209,874
Regal Entertainment Group ‘A’	689	15,737
Restaurant Brands International Inc (NYSE) (Canada)	7,131	273,902
Ross Stores Inc	7,566	797,154
Sally Beauty Holdings Inc *	4,262	146,485
Scripps Networks Interactive Inc ‘A’	3,456	236,943
Sears Holdings Corp *	691	28,594
SeaWorld Entertainment Inc	2,363	45,559
Service Corp International	5,901	153,721
ServiceMaster Global Holdings Inc *	944	31,860
Signet Jewelers Ltd (NYSE) (Bermuda)	1,972	273,694
Sirius XM Holdings Inc *	92,356	352,800
Six Flags Entertainment Corp	2,615	126,592
Starbucks Corp	26,809	2,538,812
Starwood Hotels & Resorts Worldwide Inc	2,860	238,810
Starz ‘A’ *	2,701	92,941
Target Corp	2,256	185,150
Tempur Sealy International Inc *	2,165	125,007
Tesla Motors Inc *	3,385	638,986
The Gap Inc	8,936	387,197
The Goodyear Tire & Rubber Co	9,854	266,846
The Home Depot Inc	48,703	5,533,148
The Interpublic Group of Cos Inc	15,097	333,946
The Michaels Cos Inc *	605	16,371
The Priceline Group Inc *	1,836	2,137,379
The TJX Cos Inc	24,941	1,747,117
The Walt Disney Co	51,683	5,421,030
Thor Industries Inc	1,659	104,865
Tiffany & Co	4,018	353,624
Time Warner Cable Inc	9,922	1,487,109
Tractor Supply Co	4,933	419,601
TripAdvisor Inc *	3,969	330,102
Tupperware Brands Corp	1,800	124,236
Twenty-First Century Fox Inc ‘A’	49,982	1,691,391
Ulta Salon Cosmetics & Fragrance Inc *	2,291	345,597
Under Armour Inc ‘A’ *	6,162	497,581
Urban Outfitters Inc *	2,640	120,516
VF Corp	12,287	925,334
Viacom Inc ‘B’	14,451	987,003
Whirlpool Corp	252	50,919
Williams-Sonoma Inc	3,368	268,463

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Wyndham Worldwide Corp	4,285	$ 387,664
Wynn Resorts Ltd	2,887	363,416
Yum! Brands Inc	15,720	1,237,478
zulily Inc ‘A’ *	439	5,703

		73,446,237

Consumer Staples - 10.1%

Altria Group Inc	66,922	3,347,438
Archer-Daniels-Midland Co	2,288	108,451
Avon Products Inc	6,059	48,411
Brown-Forman Corp ‘B’	5,480	495,118
Campbell Soup Co	4,170	194,114
Church & Dwight Co Inc	4,841	413,518
Coca-Cola Enterprises Inc	8,383	370,529
Colgate-Palmolive Co	29,144	2,020,845
Constellation Brands Inc ‘A’ *	5,326	618,934
Costco Wholesale Corp	14,757	2,235,612
Coty Inc ‘A’ *	1,742	42,278
CVS Health Corp	5,914	610,384
Dr Pepper Snapple Group Inc	6,995	548,968
Flowers Foods Inc	6,135	139,510
General Mills Inc	21,885	1,238,691
Herbalife Ltd (Cayman)	2,659	113,699
Hormel Foods Corp	4,785	272,027
Ingredion Inc	371	28,871
Kellogg Co	8,343	550,221
Keurig Green Mountain Inc	5,037	562,784
Kimberly-Clark Corp	11,125	1,191,599
Kraft Foods Group Inc	21,201	1,846,925
Lorillard Inc	12,912	843,799
McCormick & Co Inc	4,649	358,484
Mead Johnson Nutrition Co	7,198	723,615
Monster Beverage Corp *	5,099	705,676
Nu Skin Enterprises Inc ‘A’	2,102	126,561
PepsiCo Inc	53,989	5,162,428
Philip Morris International Inc	32,880	2,476,850
Pilgrim’s Pride Corp	276	6,235
Reynolds American Inc	8,303	572,160
Rite Aid Corp *	23,224	201,817
Spectrum Brands Holdings Inc	730	65,379
Sprouts Farmers Market Inc *	3,497	123,199
Sysco Corp	7,824	295,200
The Clorox Co	3,797	419,151
The Coca-Cola Co	141,398	5,733,689
The Estee Lauder Cos Inc ‘A’	8,168	679,251
The Hain Celestial Group Inc *	3,304	211,621
The Hershey Co	5,326	537,447
The Kroger Co	18,147	1,391,149
The Procter & Gamble Co	5,494	450,178
The WhiteWave Foods Co *	6,217	275,662
Tyson Foods Inc ‘A’	665	25,470
Wal-Mart Stores Inc	5,789	476,145
Walgreens Boots Alliance Inc	25,558	2,164,251
Whole Foods Market Inc	5,707	297,221

		41,321,565

Energy - 4.3%

Anadarko Petroleum Corp	1,324	109,640
Antero Resources Corp *	1,987	70,181
Atwood Oceanics Inc	465	13,071
Baker Hughes Inc	1,317	83,735
Cabot Oil & Gas Corp	14,865	438,963
Cameron International Corp *	4,392	198,167
Cheniere Energy Inc *	8,474	655,888
Chesapeake Energy Corp	4,492	63,607
Cimarex Energy Co	365	42,008
Cobalt International Energy Inc *	11,458	107,820
Concho Resources Inc *	4,275	495,558
Continental Resources Inc *	3,063	133,761
CVR Energy Inc	214	9,108

	Shares	Value
Dresser-Rand Group Inc *	2,748	$ 220,802
Dril-Quip Inc *	1,370	93,694
EOG Resources Inc	19,463	1,784,563
EQT Corp	4,898	405,897
FMC Technologies Inc *	8,385	310,329
Frank’s International NV (Netherlands)	146	2,730
Gulfport Energy Corp *	2,470	113,398
Halliburton Co	30,077	1,319,779
Helmerich & Payne Inc	2,307	157,038
HollyFrontier Corp	1,249	50,297
Kinder Morgan Inc	13,351	561,543
Kosmos Energy Ltd * (Bermuda)	3,717	29,401
Laredo Petroleum Inc *	3,627	47,296
Marathon Petroleum Corp	6,302	645,262
Memorial Resource Development Corp *	934	16,569
Nabors Industries Ltd (Bermuda)	978	13,350
National Oilwell Varco Inc	1,349	67,437
Noble Energy Inc	9,850	481,665
Oasis Petroleum Inc *	4,968	70,645
Oceaneering International Inc	3,535	190,643
ONEOK Inc	3,974	191,706
Patterson-UTI Energy Inc	2,524	47,388
PBF Energy Inc ‘A’	720	24,422
Phillips 66	8,263	649,472
Pioneer Natural Resources Co	5,095	833,083
QEP Resources Inc	760	15,846
Range Resources Corp	5,848	304,330
RPC Inc	2,134	27,337
Schlumberger Ltd (Netherlands)	46,315	3,864,524
Seadrill Ltd (NYSE) (Bermuda)	3,584	33,510
Seventy Seven Energy Inc *	287	1,191
SM Energy Co	2,321	119,949
Southwestern Energy Co *	13,698	317,657
Superior Energy Services Inc	353	7,886
Targa Resources Corp	1,737	166,387
Teekay Corp	728	33,903
Tesoro Corp	1,967	179,567
The Williams Cos Inc	26,604	1,345,896
Ultra Petroleum Corp * (Canada)	1,602	25,039
Unit Corp *	105	2,938
Valero Energy Corp	4,555	289,789
Whiting Petroleum Corp *	2,086	64,457
World Fuel Services Corp	528	30,349

		17,580,471

Financials - 5.0%

Affiliated Managers Group Inc *	1,969	422,902
Ally Financial Inc *	8,736	183,281
American Express Co	32,306	2,523,745
American Financial Group Inc	397	25,468
American Tower Corp REIT	15,049	1,416,863
Ameriprise Financial Inc	2,371	310,222
Aon PLC (United Kingdom)	7,657	735,991
Apartment Investment & Management Co ‘A’ REIT	3,140	123,590
Arthur J Gallagher & Co	5,318	248,616
Artisan Partners Asset Management Inc ‘A’	949	43,142
BlackRock Inc	1,708	624,855
Boston Properties Inc REIT	664	93,279
Brown & Brown Inc	232	7,682
CBOE Holdings Inc	3,022	173,478
CBRE Group Inc ‘A’ *	9,980	386,326
Columbia Property Trust Inc REIT	622	16,806
Crown Castle International Corp REIT	11,888	981,235
Eaton Vance Corp	4,232	176,220
Equity Lifestyle Properties Inc REIT	2,164	118,912
Erie Indemnity Co ‘A’	894	78,010
Extra Space Storage Inc REIT	4,144	280,010
Federal Realty Investment Trust REIT	1,603	235,978
Federated Investors Inc ‘B’	2,514	85,199

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Franklin Resources Inc	11,546	$ 592,541
Gaming & Leisure Properties Inc REIT	467	17,218
Health Care REIT Inc	6,589	509,725
Healthcare Trust of America Inc ‘A’ REIT	472	13,150
Intercontinental Exchange Inc	1,739	405,657
Invesco Ltd (Bermuda)	2,389	94,819
Iron Mountain Inc REIT	5,938	216,618
Jones Lang LaSalle Inc	411	70,034
Lamar Advertising Co ‘A’ REIT	2,831	167,793
Lazard Ltd ‘A’ (Bermuda)	4,431	233,026
Legg Mason Inc	1,486	82,027
Leucadia National Corp	2,090	46,586
LPL Financial Holdings Inc	3,107	136,273
Marsh & McLennan Cos Inc	13,194	740,051
McGraw Hill Financial Inc	9,695	1,002,463
Moody’s Corp	6,359	660,064
MSCI Inc	1,851	113,485
Nationstar Mortgage Holdings Inc *	645	15,977
NorthStar Asset Management Group Inc	1,306	30,482
NorthStar Realty Finance Corp REIT	1,908	34,573
Ocwen Financial Corp *	3,636	29,997
Omega Healthcare Investors Inc REIT	1,623	65,845
Outfront Media Inc REIT	401	11,998
Paramount Group Inc REIT	270	5,211
Plum Creek Timber Co Inc REIT	3,038	132,001
Public Storage REIT	4,721	930,698
Rayonier Inc REIT	501	13,507
Realogy Holdings Corp *	2,275	103,467
Reinsurance Group of America Inc	663	61,785
Santander Consumer USA Holdings Inc	197	4,559
SEI Investments Co	4,380	193,114
Signature Bank *	1,677	217,306
Simon Property Group Inc REIT	8,254	1,614,813
SLM Corp	5,006	46,456
SVB Financial Group *	146	18,548
Synchrony Financial *	3,344	101,490
T Rowe Price Group Inc	9,358	757,811
Tanger Factory Outlet Centers Inc REIT	2,093	73,611
Taubman Centers Inc REIT	2,018	155,648
TD Ameritrade Holding Corp	8,390	312,611
The Charles Schwab Corp	6,686	203,522
The Howard Hughes Corp *	645	99,988
Urban Edge Properties REIT	743	17,609
Ventas Inc REIT	4,882	356,484
Vornado Realty Trust REIT	1,486	166,432
Waddell & Reed Financial Inc ‘A’	3,018	149,512
Weyerhaeuser Co REIT	1,892	62,720
WP GLIMCHER Inc REIT	859	14,285

		20,395,400

Health Care - 13.7%

AbbVie Inc ‡	56,626	3,314,886
Actavis PLC * (Ireland)	12,946	3,852,989
Aetna Inc	3,794	404,175
Agilent Technologies Inc	1,764	73,294
Alexion Pharmaceuticals Inc *	7,044	1,220,725
Align Technology Inc *	2,879	154,847
Alkermes PLC * (Ireland)	4,421	269,548
Allscripts Healthcare Solutions Inc *	2,225	26,611
Alnylam Pharmaceuticals Inc *	2,177	227,322
AmerisourceBergen Corp	8,044	914,362
Amgen Inc	25,557	4,085,287
athenahealth Inc *	1,336	159,505
Baxter International Inc	19,324	1,323,694
Becton Dickinson & Co	6,881	988,043
Bio-Techne Corp	619	62,080
Biogen Inc *	8,447	3,566,661
BioMarin Pharmaceutical Inc *	5,599	697,747
Boston Scientific Corp *	4,626	82,112
Bristol-Myers Squibb Co	21,070	1,359,015

	Shares	Value
Brookdale Senior Living Inc *	6,161	$ 232,639
Bruker Corp *	4,039	74,600
Cardinal Health Inc	1,001	90,360
Catamaran Corp (NASDAQ) * (Canada)	7,369	438,750
Celgene Corp *	28,519	3,287,670
Centene Corp *	4,122	291,384
Cerner Corp *	10,612	777,435
Charles River Laboratories International Inc *	795	63,036
Cigna Corp	759	98,245
CR Bard Inc	2,716	454,523
DaVita HealthCare Partners Inc *	2,173	176,621
DENTSPLY International Inc	1,608	81,831
Edwards Lifesciences Corp *	3,758	535,365
Endo International PLC * (Ireland)	6,323	567,173
Envision Healthcare Holdings Inc *	2,915	111,790
Express Scripts Holding Co *	22,635	1,964,039
Gilead Sciences Inc *	54,688	5,366,534
Halyard Health Inc *	1,437	70,700
HCA Holdings Inc *	1,126	84,709
Henry Schein Inc *	3,041	424,584
Hill-Rom Holdings Inc	126	6,174
Hologic Inc *	2,853	94,220
IDEXX Laboratories Inc *	1,701	262,771
Illumina Inc *	4,965	921,703
IMS Health Holdings Inc *	2,748	74,388
Incyte Corp *	5,152	472,232
Inovalon Holdings Inc ‘A’ *	694	20,966
Intercept Pharmaceuticals Inc *	476	134,242
Intuitive Surgical Inc *	1,186	598,966
Jazz Pharmaceuticals PLC * (Ireland)	2,116	365,624
Johnson & Johnson	15,818	1,591,291
Juno Therapeutics Inc *	327	19,836
Laboratory Corp of America Holdings *	1,685	212,462
Mallinckrodt PLC * (Ireland)	2,917	369,438
McKesson Corp	8,212	1,857,554
Medivation Inc *	2,726	351,845
MEDNAX Inc *	2,320	168,223
Merck & Co Inc	14,572	837,599
Mettler-Toledo International Inc *	1,041	342,125
Mylan NV * (Netherlands)	13,311	790,008
Myriad Genetics Inc *	2,384	84,394
Patterson Cos Inc	254	12,393
PerkinElmer Inc	810	41,423
Perrigo Co PLC (Ireland)	1,134	187,734
Pharmacyclics Inc *	2,168	554,900
Premier Inc ‘A’ *	1,211	45,509
Quintiles Transnational Holdings Inc *	921	61,679
Regeneron Pharmaceuticals Inc *	2,809	1,268,207
ResMed Inc	4,999	358,828
Salix Pharmaceuticals Ltd *	2,225	384,502
Seattle Genetics Inc *	3,595	127,083
Sirona Dental Systems Inc *	1,272	114,467
St Jude Medical Inc	6,520	426,408
Stryker Corp	7,136	658,296
Tenet Healthcare Corp *	3,443	170,463
The Cooper Cos Inc	1,273	238,586
Thermo Fisher Scientific Inc	5,726	769,231
United Therapeutics Corp *	1,683	290,208
Universal Health Services Inc ‘B’	714	84,045
Varian Medical Systems Inc *	3,703	348,415
Veeva Systems Inc ‘A’ *	1,257	32,091
Vertex Pharmaceuticals Inc *	8,412	992,364
VWR Corp *	602	15,646
Waters Corp *	3,020	375,446
Zimmer Holdings Inc	439	51,591
Zoetis Inc	17,845	826,045

		55,986,512

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Industrials - 11.3%

3M Co	23,300	$3,843,335
Acuity Brands Inc	1,547	260,144
Air Lease Corp	216	8,152
Alaska Air Group Inc	4,486	296,883
Allegion PLC (Ireland)	3,475	212,566
Allison Transmission Holdings Inc	4,768	152,290
AMERCO	140	46,256
American Airlines Group Inc	25,649	1,353,754
AMETEK Inc	8,738	459,095
AO Smith Corp	1,233	80,959
Armstrong World Industries Inc *	1,636	94,021
Avis Budget Group Inc *	3,788	223,549
B/E Aerospace Inc	3,776	240,229
Caterpillar Inc	4,714	377,261
CH Robinson Worldwide Inc	5,288	387,187
Chicago Bridge & Iron Co NV (Netherlands)	3,473	171,080
Cintas Corp	2,887	235,666
Clean Harbors Inc *	1,618	91,870
Colfax Corp *	3,355	160,134
Copa Holdings SA ‘A’ (Panama)	941	95,013
Copart Inc *	3,982	149,604
Covanta Holding Corp	1,463	32,815
Crane Co	620	38,694
Cummins Inc	6,549	907,953
Danaher Corp	5,086	431,801
Deere & Co	2,677	234,746
Delta Air Lines Inc	1,517	68,204
Donaldson Co Inc	4,590	173,089
Dover Corp	4,384	303,022
Emerson Electric Co	18,670	1,057,095
Equifax Inc	2,348	218,364
Expeditors International of Washington Inc	7,031	338,754
Fastenal Co	10,572	438,051
FedEx Corp	4,526	748,827
Flowserve Corp	4,908	277,253
Fluor Corp	3,203	183,083
Fortune Brands Home & Security Inc	2,485	117,988
Genesee & Wyoming Inc ‘A’ *	872	84,096
Graco Inc	2,134	153,989
HD Supply Holdings Inc *	3,803	118,482
Hertz Global Holdings Inc *	15,952	345,839
Hexcel Corp	3,458	177,810
Honeywell International Inc	27,889	2,909,102
Hubbell Inc ‘B’	334	36,613
Huntington Ingalls Industries Inc	1,465	205,320
IDEX Corp	2,680	203,224
IHS Inc ‘A’ *	2,434	276,892
Illinois Tool Works Inc	11,525	1,119,539
Ingersoll-Rand PLC (Ireland)	798	54,328
ITT Corp	686	27,378
JB Hunt Transport Services Inc	3,288	280,779
Kansas City Southern	3,038	310,119
KAR Auction Services Inc	2,073	78,629
Kirby Corp *	2,002	150,250
KLX Inc *	1,847	71,183
Landstar System Inc	1,601	106,146
Lennox International Inc	1,585	177,029
Lincoln Electric Holdings Inc	942	61,597
Lockheed Martin Corp	9,650	1,958,564
Masco Corp	12,706	339,250
MRC Global Inc *	1,616	19,150
MSC Industrial Direct Co Inc ‘A’	1,685	121,657
Navistar International Corp *	292	8,614
Nielsen NV (Netherlands)	7,504	334,453
Nordson Corp	2,263	177,283
Norfolk Southern Corp	2,353	242,171
NOW Inc *	302	6,535
Old Dominion Freight Line Inc *	2,213	171,065
PACCAR Inc	11,572	730,656

	Shares	Value
Pall Corp	3,911	$392,625
Parker-Hannifin Corp	2,829	336,029
Pentair PLC (Ireland)	444	27,923
Pitney Bowes Inc	3,379	78,798
Precision Castparts Corp	5,156	1,082,760
Quanta Services Inc *	1,774	50,612
Robert Half International Inc	4,909	297,093
Rockwell Automation Inc	4,931	571,947
Rockwell Collins Inc	4,257	411,013
Rollins Inc	3,473	85,887
Roper Industries Inc	1,616	277,952
RR Donnelley & Sons Co	657	12,608
Snap-on Inc	307	45,147
SolarCity Corp *	1,552	79,587
Southwest Airlines Co	21,930	971,499
Spirit Aerosystems Holdings Inc ‘A’ *	3,952	206,334
Spirit Airlines Inc *	2,621	202,761
Stanley Black & Decker Inc	603	57,502
Stericycle Inc *	3,017	423,677
The Boeing Co	25,969	3,897,428
The Dun & Bradstreet Corp	457	58,661
The Manitowoc Co Inc	4,859	104,760
The Middleby Corp *	2,060	211,459
The Timken Co	176	7,417
The Toro Co	2,004	140,520
TransDigm Group Inc	1,885	412,287
Trinity Industries Inc	4,219	149,817
Triumph Group Inc	407	24,306
Tyco International PLC (Ireland)	13,298	572,612
Union Pacific Corp	32,258	3,493,864
United Continental Holdings Inc *	13,303	894,627
United Parcel Service Inc ‘B’	25,208	2,443,664
United Rentals Inc *	3,468	316,143
United Technologies Corp	3,657	428,600
USG Corp *	3,378	90,193
Valmont Industries Inc	58	7,127
Verisk Analytics Inc ‘A’ *	5,927	423,188
Veritiv Corp *	42	1,853
WABCO Holdings Inc *	2,032	249,692
Wabtec Corp	3,439	326,739
Waste Connections Inc	2,681	129,063
Waste Management Inc	1,733	93,981
WW Grainger Inc	2,076	489,542
Xylem Inc	4,683	163,999

		46,309,825

Information Technology - 27.2%

3D Systems Corp *	3,904	107,048
Accenture PLC ‘A’ (Ireland)	22,528	2,110,648
Activision Blizzard Inc	11,698	265,837
Adobe Systems Inc * ‡	17,726	1,310,660
Advanced Micro Devices Inc *	21,109	56,572
Akamai Technologies Inc *	6,341	450,496
Alliance Data Systems Corp *	2,094	620,348
Altera Corp	4,138	177,562
Amphenol Corp ‘A’	11,194	659,662
Analog Devices Inc	5,115	322,245
ANSYS Inc *	737	64,996
Apple Inc	214,722	26,717,858
Applied Materials Inc	28,966	653,473
Arista Networks Inc *	157	11,073
ARRIS Group Inc *	4,469	129,132
Atmel Corp	15,025	123,656
Autodesk Inc *	6,394	374,944
Automatic Data Processing Inc	17,170	1,470,439
Avago Technologies Ltd (Singapore)	8,898	1,129,868
Avnet Inc	980	43,610
Booz Allen Hamilton Holding Corp	2,401	69,485
Broadridge Financial Solutions Inc	4,330	238,193
Cadence Design Systems Inc *	10,441	192,532

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
CDK Global Inc	5,748	$268,777
CDW Corp	3,115	116,003
Citrix Systems Inc *	5,283	337,425
Cognizant Technology Solutions Corp ‘A’ *	21,670	1,351,991
CommScope Holding Co Inc *	2,149	61,332
Computer Sciences Corp	293	19,127
Corning Inc	10,877	246,690
CoStar Group Inc *	1,161	229,681
Cree Inc *	2,148	76,233
Diebold Inc	2,353	83,437
DST Systems Inc	794	87,904
eBay Inc *	45,133	2,603,271
EchoStar Corp ‘A’ *	350	18,102
Electronic Arts Inc *	8,582	504,750
EMC Corp	7,307	186,767
Equinix Inc REIT	2,012	468,494
F5 Networks Inc *	2,702	310,568
Facebook Inc ‘A’ *	70,315	5,780,948
FactSet Research Systems Inc	1,518	241,666
Fidelity National Information Services Inc	1,298	88,342
FireEye Inc *	2,627	103,110
Fiserv Inc *	8,877	704,834
FleetCor Technologies Inc *	2,954	445,818
FLIR Systems Inc	3,550	111,044
Fortinet Inc *	4,867	170,102
Freescale Semiconductor Ltd * (Bermuda)	3,458	140,948
Gartner Inc *	3,228	270,668
Genpact Ltd * (Bermuda)	585	13,601
Global Payments Inc	2,452	224,799
Google Inc ‘A’ *	9,996	5,544,781
Google Inc ‘C’ *	10,114	5,542,472
Harris Corp	755	59,464
HomeAway Inc *	3,114	93,949
IAC/InterActiveCorp	1,127	76,039
Informatica Corp *	3,514	154,107
Intel Corp	15,072	471,301
International Business Machines Corp	33,687	5,406,764
Intuit Inc	10,111	980,363
IPG Photonics Corp *	1,192	110,498
Jack Henry & Associates Inc	3,044	212,745
Juniper Networks Inc	3,059	69,072
Keysight Technologies Inc *	820	30,463
KLA-Tencor Corp	5,393	314,358
Lam Research Corp	1,536	107,881
LendingClub Corp *	1,724	33,877
Linear Technology Corp	8,427	394,384
LinkedIn Corp ‘A’ *	3,715	928,230
MasterCard Inc ‘A’	35,802	3,092,935
Maxim Integrated Products Inc	9,256	322,201
Microchip Technology Inc	7,135	348,902
Micron Technology Inc *	33,434	907,064
Microsoft Corp	190,324	7,737,622
Motorola Solutions Inc	1,633	108,872
National Instruments Corp	3,554	113,870
NCR Corp *	536	15,817
NetApp Inc	4,035	143,081
NetSuite Inc *	1,468	136,172
NVIDIA Corp	3,148	65,872
ON Semiconductor Corp *	8,170	98,939
Oracle Corp	116,967	5,047,126
Palo Alto Networks Inc *	1,958	286,025
Pandora Media Inc *	7,282	118,041
Paychex Inc	10,330	512,523
PTC Inc *	4,184	151,335
QUALCOMM Inc	60,108	4,167,889
Rackspace Hosting Inc *	4,216	217,503
Red Hat Inc *	6,744	510,858
Riverbed Technology Inc *	5,730	119,814
Sabre Corp	1,714	41,650
salesforce.com Inc *	21,867	1,460,934

	Shares	Value
SanDisk Corp	3,592	$228,523
ServiceNow Inc *	5,132	404,299
Skyworks Solutions Inc	6,753	663,752
SolarWinds Inc *	2,342	120,004
Solera Holdings Inc	2,448	126,464
Splunk Inc *	4,233	250,594
Stratasys Ltd * (Israel)	1,011	53,361
SunEdison Inc *	3,150	75,600
SunPower Corp *	137	4,290
Tableau Software Inc ‘A’ *	1,364	126,197
Teradata Corp *	4,062	179,297
Teradyne Inc	709	13,365
Texas Instruments Inc	38,439	2,198,134
The Western Union Co	19,198	399,510
Total System Services Inc	4,580	174,727
Trimble Navigation Ltd *	9,360	235,872
Twitter Inc *	18,354	919,168
Vantiv Inc ‘A’ *	4,406	166,106
VeriFone Systems Inc *	3,953	137,920
VeriSign Inc *	3,960	265,201
Visa Inc ‘A’	71,428	4,672,106
VMware Inc ‘A’ *	3,136	257,183
Workday Inc ‘A’ *	3,347	282,520
Xilinx Inc	9,558	404,303
Yelp Inc *	1,828	86,556
Zebra Technologies Corp ‘A’ *	1,794	162,743
Zillow Group Inc ‘A’ *	1,715	172,015

		111,602,372

Materials - 3.7%

Airgas Inc	2,656	281,828
Albemarle Corp	1,282	67,741
AptarGroup Inc	494	31,379
Avery Dennison Corp	1,149	60,794
Axalta Coating Systems Ltd * (Bermuda)	1,191	32,895
Ball Corp	4,966	350,798
Cabot Corp	139	6,255
Carpenter Technology Corp	107	4,160
Celanese Corp ‘A’	446	24,914
Compass Minerals International Inc	1,207	112,505
Crown Holdings Inc *	4,961	267,993
Cytec Industries Inc	286	15,455
Eagle Materials Inc	1,773	148,152
Eastman Chemical Co	4,871	337,365
Ecolab Inc	9,494	1,085,924
EI du Pont de Nemours & Co	30,874	2,206,565
FMC Corp	4,759	272,453
Huntsman Corp	5,036	111,648
International Flavors & Fragrances Inc	2,896	339,990
International Paper Co	2,390	132,621
LyondellBasell Industries NV ‘A’ (Netherlands)	14,910	1,309,098
Martin Marietta Materials Inc	2,204	308,119
Monsanto Co	17,223	1,938,276
NewMarket Corp	322	153,852
Owens-Illinois Inc *	3,606	84,092
Packaging Corp of America	3,515	274,838
Platform Specialty Products Corp *	3,397	87,167
PPG Industries Inc	4,924	1,110,559
Praxair Inc	10,433	1,259,680
Rayonier Advanced Materials Inc	167	2,488
RPM International Inc	4,441	213,124
Sealed Air Corp	7,692	350,448
Sigma-Aldrich Corp	1,955	270,279
Silgan Holdings Inc	1,556	90,450
Southern Copper Corp	5,150	150,277
Tahoe Resources Inc (NYSE) (Canada)	455	4,987
The Dow Chemical Co	6,867	329,479
The Scotts Miracle-Gro Co ‘A’	1,614	108,412
The Sherwin-Williams Co	3,067	872,562

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
The Valspar Corp	3,029	$254,527
TimkenSteel Corp	88	2,329
Westlake Chemical Corp	1,269	91,292
WR Grace & Co *	2,360	233,333

		15,391,103

Telecommunication Services - 2.1%

CenturyLink Inc	1,211	41,840
Level 3 Communications Inc *	9,855	530,593
SBA Communications Corp ‘A’ *	4,588	537,255
Verizon Communications Inc	147,472	7,171,563
Windstream Holdings Inc	19,798	146,505
Zayo Group Holdings Inc *	365	10,206

		8,437,962

Utilities - 0.1%

Calpine Corp *	1,855	42,424
Dominion Resources Inc	1,285	91,068
ITC Holdings Corp	5,359	200,587

		334,079

Total Common Stocks (Cost $279,634,751)		390,805,526

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 1000 Growth	41,832	4,138,021

Total Exchange-Traded Fund (Cost $4,210,788)		4,138,021

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $14,781,253; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $15,079,650)	$14,781,253	$14,781,253

Total Short-Term Investment (Cost $14,781,253)		14,781,253

TOTAL INVESTMENTS - 100.0% (Cost $298,626,792)		409,724,800

OTHER ASSETS & LIABILITIES, NET - 0.0%		127,760

NET ASSETS - 100.0%		$409,852,560

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2015, investments with a total aggregate value of $1,655,800 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini (06/15)	48	$20,401
S&P 500 E-Mini (06/15)	104	95,873

Total Futures Contracts		$116,274

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$390,805,526	$390,805,526	$-	$-
	Exchange-Traded Fund	4,138,021	4,138,021	-	-
	Short-Term Investment	14,781,253	-	14,781,253	-
	Derivatives:
	Equity Contracts
	Futures	116,274	116,274	-	-

	Total	$409,841,074	$395,059,821	$14,781,253	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 6.6%

Aaron’s Inc	2,436	$68,963
Abercrombie & Fitch Co ‘A’	2,868	63,211
Apollo Education Group Inc *	4,551	86,105
Aramark	123	3,890
Ascena Retail Group Inc *	6,029	87,481
Bed Bath & Beyond Inc *	4,962	380,958
Best Buy Co Inc	9,347	353,223
Big Lots Inc	1,717	82,468
Cabela’s Inc *	2,090	116,998
CarMax Inc *	3,184	219,728
Carnival Corp (Panama)	19,719	943,357
CBS Corp ‘B’	2,055	124,595
Chico’s FAS Inc	4,000	70,760
Choice Hotels International Inc	1,484	95,080
Clear Channel Outdoor Holdings Inc ‘A’	919	9,300
Comcast Corp ‘A’	10,220	577,123
CST Brands Inc	497	21,784
Darden Restaurants Inc	5,759	399,329
DeVry Education Group Inc	2,987	99,646
Dick’s Sporting Goods Inc	3,709	211,376
Dillard’s Inc ‘A’	373	50,918
DISH Network Corp ‘A’ *	2,645	185,309
Dollar General Corp *	3,441	259,383
DR Horton Inc	13,581	386,787
DreamWorks Animation SKG Inc ‘A’ *	3,474	84,071
DSW Inc ‘A’	3,507	129,338
Family Dollar Stores Inc	242	19,176
Foot Locker Inc	5,789	364,707
Ford Motor Co	180,204	2,908,493
GameStop Corp ‘A’	4,779	181,411
Gannett Co Inc	10,530	390,452
Garmin Ltd (Switzerland)	5,671	269,486
General Motors Co	74,418	2,790,675
Gentex Corp	5,455	99,826
Genuine Parts Co	463	43,147
GoPro Inc ‘A’ *	308	13,370
Graham Holdings Co ‘B’	163	171,090
Hasbro Inc	871	55,082
Hyatt Hotels Corp ‘A’ *	1,860	110,149
Jarden Corp *	6,236	329,884
JC Penney Co Inc *	14,362	120,784
John Wiley & Sons Inc ‘A’	2,058	125,826
Johnson Controls Inc	22,593	1,139,591
Kohl’s Corp	9,148	715,831
L Brands Inc	7,254	683,980
Lear Corp	749	83,004
Leggett & Platt Inc	3,261	150,299
Lennar Corp ‘A’	7,756	401,838
Liberty Broadband Corp ‘A’ *	1,119	63,201
Liberty Broadband Corp ‘C’ *	2,868	162,329
Liberty Interactive Corp ‘A’ *	11,395	332,620
Liberty Media Corp ‘A’ *	4,408	169,928
Liberty Media Corp ‘C’ *	8,811	336,580
Live Nation Entertainment Inc *	3,262	82,300
Macy’s Inc	3,716	241,206
Marriott International Inc ‘A’	1,137	91,324
Mattel Inc	10,052	229,688
MGM Resorts International *	15,843	333,178
Mohawk Industries Inc *	2,850	529,387
Murphy USA Inc *	1,151	83,298
Newell Rubbermaid Inc	5,231	204,375
News Corp ‘A’ *	23,090	369,671
Norwegian Cruise Line Holdings Ltd * (Bermuda)	309	16,689
Penske Automotive Group Inc	1,128	58,081
PulteGroup Inc	17,579	390,781

	Shares	Value
PVH Corp	487	$51,895
Ralph Lauren Corp	697	91,655
Regal Entertainment Group ‘A’	2,875	65,665
Royal Caribbean Cruises Ltd (Liberia)	7,709	630,982
Sally Beauty Holdings Inc *	1,961	67,400
Sears Holdings Corp *	221	9,145
Service Corp International	2,252	58,665
ServiceMaster Global Holdings Inc *	585	19,744
Signet Jewelers Ltd (NYSE) (Bermuda)	1,174	162,939
Staples Inc	30,016	488,811
Starwood Hotels & Resorts Worldwide Inc	4,568	381,428
Starz ‘A’ *	521	17,928
Target Corp	26,437	2,169,685
Taylor Morrison Home Corp ‘A’ *	1,637	34,131
The Madison Square Garden Co ‘A’ *	2,869	242,861
The Michaels Cos Inc *	432	11,690
The Walt Disney Co	13,020	1,365,668
The Wendy’s Co	12,783	139,335
Thomson Reuters Corp (NYSE) (Canada)	16,493	668,956
Time Warner Inc	38,659	3,264,366
Toll Brothers Inc *	8,251	324,594
TRW Automotive Holdings Corp *	5,141	539,034
Twenty-First Century Fox Inc ‘A’	23,245	786,611
Urban Outfitters Inc *	1,416	64,640
Vista Outdoor Inc *	2,966	127,004
Visteon Corp *	2,043	196,945
Whirlpool Corp	3,277	662,151

		32,617,846

Consumer Staples - 6.9%

Altria Group Inc	4,981	249,150
Archer-Daniels-Midland Co	27,396	1,298,570
Avon Products Inc	11,683	93,347
Bunge Ltd (Bermuda)	6,833	562,766
Campbell Soup Co	2,722	126,709
Colgate-Palmolive Co	4,505	312,377
ConAgra Foods Inc	19,548	714,088
Constellation Brands Inc ‘A’ *	518	60,197
Costco Wholesale Corp	1,185	179,522
Coty Inc ‘A’ *	586	14,222
CVS Health Corp	46,550	4,804,426
Energizer Holdings Inc	2,863	395,237
Ingredion Inc	2,942	228,946
Kellogg Co	1,048	69,116
Kimberly-Clark Corp	2,992	320,473
Molson Coors Brewing Co ‘B’	6,310	469,780
Mondelez International Inc ‘A’	78,489	2,832,668
Philip Morris International Inc	30,144	2,270,748
Pilgrim’s Pride Corp	2,505	56,588
Pinnacle Foods Inc	2,483	101,331
Reynolds American Inc	3,513	242,081
Rite Aid Corp *	15,183	131,940
Sysco Corp	16,958	639,825
The Clorox Co	1,041	114,916
The Hain Celestial Group Inc *	376	24,083
The JM Smucker Co	4,813	557,008
The Procter & Gamble Co	118,463	9,706,858
Tyson Foods Inc ‘A’	12,607	482,848
Wal-Mart Stores Inc	66,449	5,465,430
Walgreens Boots Alliance Inc	10,984	930,125
Whole Foods Market Inc	9,640	502,051

		33,957,426

Energy - 10.4%

Anadarko Petroleum Corp	21,726	1,799,130
Apache Corp	17,900	1,079,907
Atwood Oceanics Inc	2,333	65,581
Baker Hughes Inc	18,554	1,179,663
California Resources Corp	14,628	111,319
Cameron International Corp *	3,090	139,421

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Chesapeake Energy Corp	18,828	$266,604
Chevron Corp	88,379	9,278,027
Cimarex Energy Co	3,552	408,800
Cobalt International Energy Inc *	1,407	13,240
ConocoPhillips	56,968	3,546,828
CONSOL Energy Inc	10,674	297,698
CVR Energy Inc	405	17,237
Denbury Resources Inc	16,408	119,614
Devon Energy Corp	18,930	1,141,668
Diamond Offshore Drilling Inc	3,185	85,326
Energen Corp	3,380	223,080
EP Energy Corp ‘A’ *	1,389	14,557
EQT Corp	678	56,186
Exxon Mobil Corp	199,350	16,944,750
Frank’s International NV (Netherlands)	1,258	23,525
Golar LNG Ltd (NOTC) (Bermuda)	2,349	78,175
Gulfport Energy Corp *	817	37,508
Helmerich & Payne Inc	1,422	96,796
Hess Corp	11,836	803,309
HollyFrontier Corp	7,537	303,515
Kinder Morgan Inc	45,627	1,919,072
Laredo Petroleum Inc *	765	9,976
Marathon Oil Corp	31,378	819,280
Marathon Petroleum Corp	2,884	295,293
Memorial Resource Development Corp *	985	17,474
Murphy Oil Corp	8,331	388,225
Nabors Industries Ltd (Bermuda)	12,452	169,970
National Oilwell Varco Inc	18,220	910,818
Newfield Exploration Co *	7,552	265,000
Noble Energy Inc	5,167	252,666
Occidental Petroleum Corp	36,455	2,661,215
Oil States International Inc *	2,139	85,068
ONEOK Inc	4,538	218,913
Patterson-UTI Energy Inc	3,317	62,277
PBF Energy Inc ‘A’	2,208	74,895
Peabody Energy Corp	12,425	61,131
Phillips 66	15,493	1,217,750
QEP Resources Inc	7,304	152,288
Rowan Cos PLC ‘A’ (United Kingdom)	5,785	102,452
SandRidge Energy Inc *	23,449	41,739
Seadrill Ltd (NYSE) (Bermuda)	11,568	108,161
Seventy Seven Energy Inc *	1,269	5,266
Spectra Energy Corp	31,126	1,125,827
Superior Energy Services Inc	6,782	151,510
Teekay Corp	1,172	54,580
Tesoro Corp	3,423	312,486
Tidewater Inc	2,303	44,079
Ultra Petroleum Corp * (Canada)	4,994	78,056
Unit Corp *	2,161	60,465
Valero Energy Corp	18,846	1,198,983
Whiting Petroleum Corp *	4,955	153,109
World Fuel Services Corp	2,609	149,965
WPX Energy Inc *	9,552	104,403

		51,403,856

Financials - 28.5%

ACE Ltd (Switzerland)	15,671	1,747,160
Aflac Inc	21,076	1,349,075
Alexandria Real Estate Equities Inc REIT	3,327	326,179
Alleghany Corp *	765	372,555
Allied World Assurance Co Holdings AG (Switzerland)	4,578	184,951
Ally Financial Inc *	1,431	30,022
American Campus Communities Inc REIT	5,203	223,053
American Capital Agency Corp REIT	16,379	349,364
American Financial Group Inc	2,812	180,390
American Homes 4 Rent ‘A’ REIT	7,036	116,446
American International Group Inc	63,770	3,493,958
American National Insurance Co	317	31,190
American Realty Capital Properties Inc REIT	42,154	415,217

	Shares	Value
Ameriprise Financial Inc	5,728	$749,452
Annaly Capital Management Inc REIT	43,985	457,444
Aon PLC (United Kingdom)	3,091	297,107
Apartment Investment & Management Co ‘A’ REIT	3,151	124,023
Arch Capital Group Ltd * (Bermuda)	6,026	371,202
Arthur J Gallagher & Co	386	18,046
Aspen Insurance Holdings Ltd (Bermuda)	2,730	128,938
Associated Banc-Corp	6,522	121,309
Assurant Inc	3,328	204,372
Assured Guaranty Ltd (Bermuda)	7,440	196,342
AvalonBay Communities Inc REIT	6,014	1,047,939
Axis Capital Holdings Ltd (Bermuda)	4,747	244,850
Bank of America Corp	488,261	7,514,337
Bank of Hawaii Corp	2,084	127,562
BankUnited Inc	4,723	154,631
BB&T Corp	33,344	1,300,083
Berkshire Hathaway Inc ‘B’ *	84,961	12,261,572
BioMed Realty Trust Inc REIT	9,418	213,412
BlackRock Inc	3,657	1,337,877
BOK Financial Corp	1,262	77,260
Boston Properties Inc REIT	6,251	878,140
Brandywine Realty Trust REIT	8,339	133,257
Brixmor Property Group Inc REIT	2,497	66,295
Brown & Brown Inc	5,280	174,821
Camden Property Trust REIT	3,973	310,410
Capital One Financial Corp	26,524	2,090,622
CBL & Associates Properties Inc REIT	7,741	153,272
Chimera Investment Corp REIT	47,747	149,926
Cincinnati Financial Corp	7,591	404,448
CIT Group Inc	8,495	383,294
Citigroup Inc	141,054	7,267,102
Citizens Financial Group Inc	7,479	180,468
City National Corp	2,211	196,956
CME Group Inc ‘A’	14,795	1,401,234
CNA Financial Corp	1,273	52,740
Columbia Property Trust Inc REIT	4,974	134,397
Comerica Inc	8,434	380,626
Commerce Bancshares Inc	3,969	167,968
Corporate Office Properties Trust REIT	4,351	127,832
Corrections Corp of America REIT	5,405	217,605
Cullen/Frost Bankers Inc	2,460	169,937
DDR Corp REIT	13,996	260,606
Digital Realty Trust Inc REIT	6,283	414,427
Discover Financial Services	21,639	1,219,358
Douglas Emmett Inc REIT	6,674	198,952
Duke Realty Corp REIT	15,299	333,059
E*TRADE Financial Corp *	13,396	382,523
East West Bancorp Inc	6,659	269,423
Endurance Specialty Holdings Ltd (Bermuda)	2,084	127,416
Equity Commonwealth REIT *	5,987	158,955
Equity Lifestyle Properties Inc REIT	1,093	60,060
Equity Residential REIT	16,763	1,305,167
Essex Property Trust Inc REIT	2,902	667,170
Everest Re Group Ltd (Bermuda)	2,141	372,534
Federal Realty Investment Trust REIT	1,050	154,570
Federated Investors Inc ‘B’	1,090	36,940
Fifth Third Bancorp	39,475	744,104
First Horizon National Corp	10,993	157,090
First Niagara Financial Group Inc	16,518	146,019
First Republic Bank	6,389	364,748
FNF Group	12,857	472,623
FNFV Group *	4,333	61,095
Forest City Enterprises Inc ‘A’ *	7,639	194,947
Franklin Resources Inc	3,373	173,102
Fulton Financial Corp	8,582	105,902
Gaming & Leisure Properties Inc REIT	3,329	122,740
General Growth Properties Inc REIT	26,315	777,608
Genworth Financial Inc ‘A’ *	23,055	168,532

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
HCC Insurance Holdings Inc	4,639	$262,892
HCP Inc REIT	21,265	918,861
Health Care REIT Inc	7,584	586,698
Healthcare Trust of America Inc ‘A’ REIT	5,113	142,448
Home Properties Inc REIT	2,654	183,896
Hospitality Properties Trust REIT	6,434	212,258
Host Hotels & Resorts Inc REIT	35,132	708,964
Hudson City Bancorp Inc	24,556	257,347
Huntington Bancshares Inc	38,429	424,640
Interactive Brokers Group Inc ‘A’	2,491	84,744
Intercontinental Exchange Inc	3,079	718,238
Invesco Ltd (Bermuda)	17,010	675,127
Iron Mountain Inc REIT	878	32,029
Jones Lang LaSalle Inc	1,517	258,497
JPMorgan Chase & Co	175,697	10,643,724
KeyCorp	41,001	580,574
Kilroy Realty Corp REIT	4,009	305,366
Kimco Realty Corp REIT	19,047	511,412
Legg Mason Inc	2,933	161,902
Leucadia National Corp	14,306	318,881
Liberty Property Trust REIT	6,858	244,831
Lincoln National Corp	12,242	703,425
Loews Corp	15,116	617,186
M&T Bank Corp	6,103	775,081
Markel Corp *	649	499,055
Marsh & McLennan Cos Inc	8,317	466,501
MBIA Inc *	6,693	62,245
Mercury General Corp	391	22,580
MetLife Inc	43,418	2,194,780
MFA Financial Inc REIT	17,078	134,233
Mid-America Apartment Communities Inc REIT	3,483	269,131
Morgan Stanley	71,173	2,540,164
MSCI Inc	3,020	185,156
National Retail Properties Inc REIT	6,125	250,941
Nationstar Mortgage Holdings Inc *	71	1,759
Navient Corp	18,641	378,972
New York Community Bancorp Inc	20,553	343,852
Northern Trust Corp	10,976	764,478
NorthStar Asset Management Group Inc	6,705	156,495
NorthStar Realty Finance Corp REIT	8,791	159,293
Old Republic International Corp	12,104	180,834
Omega Healthcare Investors Inc REIT	4,326	175,506
Outfront Media Inc REIT	5,852	175,092
PacWest Bancorp	4,731	221,837
Paramount Group Inc REIT	6,683	128,982
PartnerRe Ltd (Bermuda)	2,262	258,614
People’s United Financial Inc	14,406	218,971
Piedmont Office Realty Trust Inc ‘A’ REIT	7,190	133,806
Plum Creek Timber Co Inc REIT	4,262	185,184
Popular Inc *	4,808	165,347
Post Properties Inc REIT	2,525	143,748
Principal Financial Group Inc	13,656	701,509
ProAssurance Corp	2,438	111,929
Prologis Inc REIT	23,191	1,010,200
Prudential Financial Inc	21,348	1,714,458
Public Storage REIT	502	98,964
Raymond James Financial Inc	5,798	329,210
Rayonier Inc REIT	5,183	139,734
Realogy Holdings Corp *	3,849	175,053
Realty Income Corp REIT	10,279	530,396
Regency Centers Corp REIT	4,288	291,756
Regions Financial Corp	64,009	604,885
Reinsurance Group of America Inc	2,317	215,921
RenaissanceRe Holdings Ltd (Bermuda)	2,121	211,527
Retail Properties of America Inc ‘A’ REIT	10,990	176,170
Santander Consumer USA Holdings Inc	3,789	87,677
SEI Investments Co	350	15,432
Senior Housing Properties Trust REIT	10,907	242,026
Signature Bank *	160	20,733

	Shares	Value
Simon Property Group Inc REIT	3,663	$716,629
SL Green Realty Corp REIT	4,430	568,723
SLM Corp	13,094	121,512
Spirit Realty Capital Inc REIT	18,520	223,722
StanCorp Financial Group Inc	2,038	139,807
Starwood Property Trust Inc REIT	10,281	249,828
State Street Corp	19,974	1,468,688
SunTrust Banks Inc	24,729	1,016,115
SVB Financial Group *	2,138	271,612
Synchrony Financial *	1,683	51,079
Synovus Financial Corp	6,457	180,861
Tanger Factory Outlet Centers Inc REIT	1,612	56,694
Taubman Centers Inc REIT	172	13,266
TCF Financial Corp	7,829	123,072
TD Ameritrade Holding Corp	1,591	59,281
TFS Financial Corp	3,614	53,054
The Allstate Corp	20,140	1,433,364
The Bank of New York Mellon Corp	52,919	2,129,461
The Charles Schwab Corp	43,561	1,325,997
The Chubb Corp	10,771	1,088,948
The Goldman Sachs Group Inc	20,750	3,900,377
The Hanover Insurance Group Inc	2,048	148,644
The Hartford Financial Services Group Inc	19,720	824,690
The Howard Hughes Corp *	934	144,789
The Macerich Co REIT	7,331	618,223
The NASDAQ OMX Group Inc	5,425	276,349
The PNC Financial Services Group Inc	24,786	2,311,047
The Progressive Corp	27,477	747,374
The Travelers Cos Inc	14,932	1,614,597
Torchmark Corp	6,116	335,891
Two Harbors Investment Corp REIT	17,006	180,604
UDR Inc REIT	11,673	397,232
Unum Group	11,950	403,073
Urban Edge Properties REIT	3,570	84,609
US Bancorp	79,711	3,480,979
Validus Holdings Ltd (Bermuda)	4,062	171,010
Ventas Inc REIT	7,879	575,325
Vornado Realty Trust REIT	6,741	754,992
Voya Financial Inc	6,149	265,083
Weingarten Realty Investors REIT	5,674	204,151
Wells Fargo & Co	221,689	12,059,882
Weyerhaeuser Co REIT	21,858	724,593
White Mountains Insurance Group Ltd (Bermuda)	287	196,457
WP Carey Inc REIT	4,613	313,684
WP GLIMCHER Inc REIT	7,456	123,993
WR Berkley Corp	4,661	235,427
XL Group PLC (Ireland)	11,847	435,970
Zions Bancorp	9,417	254,259

		140,757,512

Health Care - 14.1%

Abbott Laboratories	69,694	3,228,923
Aetna Inc	11,641	1,240,116
Agilent Technologies Inc	13,248	550,454
Alere Inc *	3,837	187,629
Alkermes PLC * (Ireland)	970	59,141
Allscripts Healthcare Solutions Inc *	5,252	62,814
Alnylam Pharmaceuticals Inc *	489	51,061
Amgen Inc	1,828	292,206
Anthem Inc	12,978	2,003,933
Becton Dickinson & Co	747	107,262
Bio-Rad Laboratories Inc ‘A’ *	981	132,612
Bio-Techne Corp	874	87,653
Boston Scientific Corp *	55,555	986,101
Bristol-Myers Squibb Co	49,446	3,189,267
Cardinal Health Inc	14,509	1,309,727
Charles River Laboratories International Inc *	1,171	92,849
Cigna Corp	11,495	1,487,913

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Community Health Systems Inc *	5,353	$279,855
DaVita HealthCare Partners Inc *	5,388	437,937
DENTSPLY International Inc	4,537	230,888
Eli Lilly & Co	45,652	3,316,618
Express Scripts Holding Co *	4,566	396,192
Halyard Health Inc *	346	17,023
HCA Holdings Inc *	13,711	1,031,479
Health Net Inc *	3,725	225,325
Hill-Rom Holdings Inc	2,508	122,892
Hologic Inc *	7,543	249,108
Hospira Inc *	7,758	681,463
Humana Inc	7,182	1,278,540
Inovalon Holdings Inc ‘A’ *	278	8,398
Intuitive Surgical Inc *	122	61,614
Johnson & Johnson	110,712	11,137,627
Juno Therapeutics Inc *	56	3,397
Laboratory Corp of America Holdings *	2,448	308,668
LifePoint Hospitals Inc *	2,068	151,895
Mallinckrodt PLC * (Ireland)	1,450	183,642
MEDNAX Inc *	1,637	118,699
Medtronic PLC (Ireland)	66,356	5,175,104
Merck & Co Inc	116,704	6,708,146
Myriad Genetics Inc *	423	14,974
Omnicare Inc	4,598	354,322
Patterson Cos Inc	3,636	177,400
PerkinElmer Inc	4,265	218,112
Perrigo Co PLC (Ireland)	5,057	837,186
Pfizer Inc	296,124	10,302,154
QIAGEN NV (XNGS) * (Netherlands)	10,843	273,244
Quest Diagnostics Inc	6,707	515,433
Quintiles Transnational Holdings Inc *	1,298	86,927
Sirona Dental Systems Inc *	1,009	90,800
St Jude Medical Inc	4,698	307,249
Stryker Corp	6,304	581,544
Teleflex Inc	1,921	232,114
The Cooper Cos Inc	565	105,892
Thermo Fisher Scientific Inc	11,053	1,484,860
UnitedHealth Group Inc	45,511	5,383,496
Universal Health Services Inc ‘B’	3,214	378,320
VCA Inc *	3,982	218,293
VWR Corp *	600	15,594
Zimmer Holdings Inc	7,205	846,732

		69,618,817

Industrials - 9.8%

AECOM *	6,962	214,569
AGCO Corp	4,254	202,661
Air Lease Corp	4,432	167,264
Alaska Air Group Inc	563	37,259
AMERCO	154	50,882
AO Smith Corp	1,954	128,300
Carlisle Cos Inc	2,976	275,667
Caterpillar Inc	22,826	1,826,765
Cintas Corp	932	76,079
Clean Harbors Inc *	789	44,799
Con-way Inc	2,688	118,621
Copa Holdings SA ‘A’ (Panama)	356	35,945
Covanta Holding Corp	2,991	67,088
Crane Co	1,419	88,560
CSX Corp	46,608	1,543,657
Danaher Corp	21,569	1,831,208
Deere & Co	12,396	1,087,005
Delta Air Lines Inc	37,302	1,677,098
Donaldson Co Inc	639	24,097
Dover Corp	2,027	140,106
Eaton Corp PLC (Ireland)	22,122	1,502,969
Emerson Electric Co	8,242	466,662
Equifax Inc	2,635	245,055
Exelis Inc	8,805	214,578
FedEx Corp	7,817	1,293,323

	Shares	Value
Fluor Corp	2,547	$145,586
Fortune Brands Home & Security Inc	4,489	213,138
GATX Corp	2,152	124,773
General Dynamics Corp	14,191	1,926,144
General Electric Co	465,499	11,549,030
Genesee & Wyoming Inc ‘A’ *	1,322	127,494
Hubbell Inc ‘B’	2,306	252,784
Huntington Ingalls Industries Inc	364	51,015
IDEX Corp	321	24,341
Ingersoll-Rand PLC (Ireland)	11,482	781,695
ITT Corp	3,317	132,381
Jacobs Engineering Group Inc *	6,142	277,373
Joy Global Inc	4,651	182,226
Kansas City Southern	1,172	119,638
KAR Auction Services Inc	3,887	147,434
KBR Inc	6,897	99,869
Kennametal Inc	3,679	123,945
L-3 Communications Holdings Inc	4,003	503,537
Lincoln Electric Holdings Inc	2,218	145,035
ManpowerGroup Inc	3,697	318,497
MRC Global Inc *	2,407	28,523
Navistar International Corp *	2,138	63,071
Nielsen NV (Netherlands)	3,313	147,660
Norfolk Southern Corp	11,324	1,165,466
Northrop Grumman Corp	9,374	1,508,839
NOW Inc *	4,660	100,842
Orbital ATK Inc	2,743	210,196
Oshkosh Corp	3,630	177,108
Owens Corning	5,469	237,355
PACCAR Inc	1,361	85,934
Parker-Hannifin Corp	3,229	383,541
Pentair PLC (Ireland)	7,996	502,868
Pitney Bowes Inc	5,161	120,355
Quanta Services Inc *	7,515	214,403
Raytheon Co	14,519	1,586,201
Regal-Beloit Corp	2,097	167,592
Republic Services Inc	12,328	500,024
Rockwell Collins Inc	748	72,219
Roper Industries Inc	2,534	435,848
RR Donnelley & Sons Co	8,357	160,371
Ryder System Inc	2,471	234,473
Snap-on Inc	2,325	341,914
Southwest Airlines Co	3,536	156,645
Spirit Aerosystems Holdings Inc ‘A’ *	431	22,502
SPX Corp	1,908	161,989
Stanley Black & Decker Inc	6,432	613,355
Terex Corp	5,144	136,779
Textron Inc	12,957	574,384
The ADT Corp	8,091	335,938
The Babcock & Wilcox Co	5,124	164,429
The Dun & Bradstreet Corp	1,106	141,966
The Timken Co	3,541	149,218
Towers Watson & Co ‘A’	3,015	398,538
Trinity Industries Inc	1,716	60,935
Triumph Group Inc	1,880	112,274
Tyco International PLC (Ireland)	2,056	88,531
United Technologies Corp	37,774	4,427,113
Valmont Industries Inc	1,074	131,973
Vectrus Inc *	453	11,547
Veritiv Corp *	285	12,577
Waste Connections Inc	2,317	111,540
Waste Management Inc	19,373	1,050,598
WESCO International Inc *	2,065	144,323
Xylem Inc	2,322	81,316

		48,139,425

Information Technology - 8.6%

Activision Blizzard Inc	7,825	177,823
Altera Corp	9,105	390,696
Amdocs Ltd (United Kingdom)	7,427	404,029

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Analog Devices Inc	7,933	$499,779
ANSYS Inc *	3,309	291,821
AOL Inc *	3,715	147,151
Applied Materials Inc	18,763	423,293
Arista Networks Inc *	61	4,302
Arrow Electronics Inc *	4,627	282,941
Autodesk Inc *	2,235	131,060
Avnet Inc	5,123	227,974
AVX Corp	2,020	28,825
Booz Allen Hamilton Holding Corp	205	5,933
Broadcom Corp ‘A’	24,824	1,074,755
Brocade Communications Systems Inc	20,212	239,815
CA Inc	14,850	484,259
Cisco Systems Inc	237,884	6,547,757
Citrix Systems Inc *	751	47,966
Computer Sciences Corp	6,315	412,243
CoreLogic Inc *	4,268	150,532
Corning Inc	46,636	1,057,704
Cree Inc *	2,284	81,059
Dolby Laboratories Inc ‘A’	2,185	83,380
DST Systems Inc	242	26,792
EchoStar Corp ‘A’ *	1,498	77,477
Electronic Arts Inc *	3,419	201,089
EMC Corp	85,597	2,187,859
Fidelity National Information Services Inc	11,701	796,370
FireEye Inc *	800	31,400
First Solar Inc *	3,404	203,525
FLIR Systems Inc	1,993	62,341
Freescale Semiconductor Ltd * (Bermuda)	403	16,426
Genpact Ltd * (Bermuda)	6,616	153,822
Harris Corp	3,931	309,606
Hewlett-Packard Co	87,939	2,740,179
HomeAway Inc *	283	8,538
IAC/InterActiveCorp	2,039	137,571
Informatica Corp *	557	24,427
Ingram Micro Inc ‘A’ *	7,209	181,090
Intel Corp	211,518	6,614,168
Jabil Circuit Inc	9,442	220,754
JDS Uniphase Corp *	10,748	141,014
Juniper Networks Inc	15,108	341,139
Keysight Technologies Inc *	6,627	246,193
KLA-Tencor Corp	710	41,386
Knowles Corp *	3,895	75,057
Lam Research Corp	5,524	387,978
Leidos Holdings Inc	2,992	125,544
LendingClub Corp *	858	16,860
Lexmark International Inc ‘A’	2,901	122,828
Marvell Technology Group Ltd (Bermuda)	18,845	277,022
Maxim Integrated Products Inc	1,117	38,883
Micron Technology Inc *	6,116	165,927
Microsoft Corp	135,425	5,505,703
Motorola Solutions Inc	7,176	478,424
NCR Corp *	7,050	208,046
NetApp Inc	9,247	327,899
Nuance Communications Inc *	12,190	174,927
NVIDIA Corp	21,654	453,110
ON Semiconductor Corp *	10,165	123,098
Paychex Inc	1,635	81,121
Rovi Corp *	4,301	78,321
SanDisk Corp	5,297	336,995
Stratasys Ltd * (Israel)	983	51,883
SunEdison Inc *	8,460	203,040
SunPower Corp *	1,974	61,806
Symantec Corp	32,103	750,087
Synopsys Inc *	7,184	332,763
Tech Data Corp *	1,811	104,621
Teradata Corp *	1,549	68,373
Teradyne Inc	8,464	159,546
Total System Services Inc	1,776	67,754
Vishay Intertechnology Inc	6,195	85,615

	Shares	Value
Western Digital Corp	10,331	$940,224
Xerox Corp	54,179	696,200
Yahoo! Inc *	43,962	1,953,451
Zynga Inc ‘A’ *	33,005	94,064

		42,505,433

Materials - 2.9%

Air Products & Chemicals Inc	9,851	1,490,259
Albemarle Corp	3,704	195,719
Alcoa Inc	54,408	702,951
Allegheny Technologies Inc	5,044	151,371
AptarGroup Inc	2,351	149,336
Ashland Inc	3,211	408,792
Avery Dennison Corp	2,889	152,857
Axalta Coating Systems Ltd * (Bermuda)	1,045	28,863
Bemis Co Inc	4,684	216,916
Cabot Corp	2,824	127,080
Carpenter Technology Corp	2,272	88,335
Celanese Corp ‘A’	6,617	369,626
CF Industries Holdings Inc	2,226	631,472
Cliffs Natural Resources Inc	7,317	35,195
Cytec Industries Inc	2,932	158,445
Domtar Corp	3,006	138,937
Eastman Chemical Co	651	45,088
EI du Pont de Nemours & Co	2,389	170,742
Freeport-McMoRan Inc	48,206	913,504
Greif Inc ‘A’	1,488	58,434
Huntsman Corp	2,816	62,431
International Paper Co	16,988	942,664
MeadWestvaco Corp	7,793	388,637
Newmont Mining Corp	23,140	502,369
Nucor Corp	14,781	702,541
Owens-Illinois Inc *	3,053	71,196
Rayonier Advanced Materials Inc	1,604	23,900
Reliance Steel & Aluminum Co	3,610	220,499
Rock-Tenn Co ‘A’	6,664	429,828
Royal Gold Inc	2,993	188,888
RPM International Inc	501	24,043
Sigma-Aldrich Corp	2,979	411,847
Sonoco Products Co	4,740	215,480
Steel Dynamics Inc	11,149	224,095
Tahoe Resources Inc (NYSE) (Canada)	3,431	37,604
The Dow Chemical Co	46,934	2,251,893
The Mosaic Co	15,531	715,358
TimkenSteel Corp	1,808	47,858
United States Steel Corp	6,723	164,041
Vulcan Materials Co	6,072	511,870
Westlake Chemical Corp	262	18,848
WR Grace & Co *	506	50,028

		14,439,840

Telecommunication Services - 2.0%

AT&T Inc ‡	240,997	7,868,552
CenturyLink Inc	24,960	862,368
Frontier Communications Corp	46,532	328,050
Sprint Corp *	33,846	160,430
T-Mobile US Inc *	12,327	390,643
Telephone & Data Systems Inc	3,914	97,459
United States Cellular Corp *	564	20,146
Windstream Holdings Inc	1,622	12,003
Zayo Group Holdings Inc *	667	18,649

		9,758,300

Utilities - 5.9%

AES Corp	33,674	432,711
AGL Resources Inc	5,538	274,962
Alliant Energy Corp	5,151	324,513
Ameren Corp	11,263	475,299
American Electric Power Co Inc	22,651	1,274,119
American Water Works Co Inc	8,311	450,539

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Aqua America Inc	8,224	$216,702
Atmos Energy Corp	4,653	257,311
Calpine Corp *	15,519	354,920
CenterPoint Energy Inc	19,950	407,180
CMS Energy Corp	12,511	436,759
Consolidated Edison Inc	13,594	829,234
Dominion Resources Inc	25,343	1,796,058
DTE Energy Co	8,216	662,949
Duke Energy Corp	32,818	2,519,766
Edison International	15,121	944,609
Entergy Corp	8,326	645,182
Eversource Energy	14,666	740,926
Exelon Corp	39,851	1,339,392
FirstEnergy Corp	19,490	683,319
Great Plains Energy Inc	7,155	190,895
Hawaiian Electric Industries Inc	4,715	151,446
Integrys Energy Group Inc	3,713	267,410
ITC Holdings Corp	355	13,288
MDU Resources Group Inc	8,902	189,969
National Fuel Gas Co	3,901	235,347
NextEra Energy Inc	20,238	2,105,764
NiSource Inc	14,615	645,398
NRG Energy Inc	15,657	394,400
OGE Energy Corp	9,247	292,298
Pepco Holdings Inc	11,656	312,731
PG&E Corp	21,569	1,144,667
Pinnacle West Capital Corp	5,124	326,655
PPL Corp	30,833	1,037,839
Public Service Enterprise Group Inc	23,480	984,282
Questar Corp	8,136	194,125
SCANA Corp	6,574	361,504
Sempra Energy	11,390	1,241,738
TECO Energy Inc	10,836	210,218
The Southern Co	41,369	1,831,819
UGI Corp	8,016	261,241
Vectren Corp	3,831	169,100
Westar Energy Inc	5,986	232,017
Wisconsin Energy Corp	10,468	518,166
Xcel Energy Inc	23,297	810,969

		29,189,736

Total Common Stocks (Cost $382,981,537)		472,388,191

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 1000 Value	22,093	2,277,347

Total Exchange-Traded Fund (Cost $2,326,669)		2,277,347

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $18,069,503; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $18,432,513)	$18,069,503	$18,069,503

Total Short-Term Investment (Cost $18,069,503)		18,069,503

TOTAL INVESTMENTS - 99.8% (Cost $403,377,709)		492,735,041

OTHER ASSETS & LIABILITIES, NET - 0.2%		752,410

NET ASSETS - 100.0%		$493,487,451

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2015, an investment with a value of $1,641,316 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini (06/15)	184	$171,894

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$472,388,191	$472,388,191	$-	$-
	Exchange-Traded Fund	2,277,347	2,277,347	-	-
	Short-Term Investment	18,069,503	-	18,069,503	-
	Derivatives:
	Equity Contracts
	Futures	171,894	171,894	-	-

	Total	$492,906,935	$474,837,432	$18,069,503	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals Inc - Contingent Value Rights * +	651	$6,510

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	2,298

Total Rights (Cost $6,360)		8,808

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	382	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 97.1%

Consumer Discretionary - 15.2%

2U Inc *	420	10,744
America’s Car-Mart Inc *	118	6,402
American Axle & Manufacturing Holdings Inc *	6,833	176,496
American Public Education Inc *	1,676	50,246
ANN Inc *	4,716	193,497
Arctic Cat Inc	464	16,852
Asbury Automotive Group Inc *	2,773	230,436
Beazer Homes USA Inc *	1,206	21,370
BJ’s Restaurants Inc *	538	27,142
Bloomin’ Brands Inc	7,768	188,995
Blue Nile Inc *	1,241	39,513
Boot Barn Holdings Inc *	265	6,339
Boyd Gaming Corp *	6,369	90,440
Bravo Brio Restaurant Group Inc *	1,331	19,552
Bright Horizons Family Solutions Inc *	2,897	148,529
Brown Shoe Co Inc	2,132	69,930
Brunswick Corp	4,676	240,580
Buffalo Wild Wings Inc *	1,905	345,262
Build-A-Bear Workshop Inc *	911	17,901
Burlington Stores Inc *	2,572	152,828
Caesars Entertainment Corp *	744	7,834
Capella Education Co	1,104	71,628
Carmike Cinemas Inc *	2,448	82,253
Carriage Services Inc	257	6,135
Cavco Industries Inc *	896	67,254
Century Communities Inc *	64	1,237
Christopher & Banks Corp *	3,691	20,522
Churchill Downs Inc	873	100,369
Chuy’s Holdings Inc *	1,682	37,895
Cinedigm Corp ‘A’ *	2,225	3,605
ClubCorp Holdings Inc	2,215	42,882
Collectors Universe Inc	711	16,040
Columbia Sportswear Co	1,843	112,239
Conn’s Inc *	2,779	84,148
Cooper Tire & Rubber Co	539	23,091
Cooper-Standard Holding Inc *	89	5,269
Core-Mark Holding Co Inc	246	15,823
Cracker Barrel Old Country Store Inc	1,799	273,700
Crocs Inc *	1,021	12,058

	Shares	Value
Crown Media Holdings Inc ‘A’ *	2,718	$10,872
Culp Inc	124	3,317
Cumulus Media Inc ‘A’ *	9,937	24,544
Dana Holding Corp	8,486	179,564
Dave & Buster’s Entertainment Inc *	529	16,113
Del Frisco’s Restaurant Group Inc *	2,400	48,360
Denny’s Corp *	5,925	67,545
Destination Maternity Corp	182	2,741
Destination XL Group Inc *	529	2,613
Diamond Resorts International Inc *	3,620	121,017
DineEquity Inc	662	70,841
Dorman Products Inc *	2,702	134,424
Drew Industries Inc	2,361	145,296
El Pollo Loco Holdings Inc *	673	17,236
Entravision Communications Corp ‘A’	5,613	35,530
Eros International PLC * (United Kingdom)	825	14,413
Escalade Inc	189	3,285
EVINE Live Inc *	1,428	9,582
Express Inc *	517	8,546
Famous Dave’s of America Inc *	459	13,082
Fiesta Restaurant Group Inc *	2,690	164,090
Five Below Inc *	5,452	193,928
Fox Factory Holding Corp *	1,107	16,981
Francesca’s Holdings Corp *	4,288	76,326
FTD Cos Inc *	198	5,928
G-III Apparel Group Ltd *	1,928	217,189
Genesco Inc *	218	15,528
Gentherm Inc *	3,541	178,856
Global Eagle Entertainment Inc *	3,070	40,862
Grand Canyon Education Inc *	4,682	202,731
Gray Television Inc *	5,029	69,501
Group 1 Automotive Inc	458	39,539
Helen of Troy Ltd * (Bermuda)	1,090	88,824
hhgregg Inc *	509	3,120
Hibbett Sports Inc *	2,599	127,507
HSN Inc	3,329	227,138
Iconix Brand Group Inc *	1,686	56,768
Ignite Restaurant Group Inc *	716	3,473
Installed Building Products Inc *	851	18,518
Interval Leisure Group Inc	3,089	80,963
iRobot Corp *	2,991	97,596
ITT Educational Services Inc *	240	1,630
Jack in the Box Inc	4,033	386,845
Jamba Inc *	1,705	25,081
K12 Inc *	1,494	23,486
KB Home	6,311	98,578
Kirkland’s Inc *	882	20,947
Krispy Kreme Doughnuts Inc *	6,552	130,974
La Quinta Holdings Inc *	3,254	77,055
La-Z-Boy Inc	4,466	125,539
LGI Homes Inc *	380	6,331
Libbey Inc	2,044	81,576
Liberty Tax Inc *	395	10,993
Life Time Fitness Inc *	231	16,392
LifeLock Inc *	8,165	115,208
Lithia Motors Inc ‘A’	2,297	228,345
Loral Space & Communications Inc *	1,309	89,588
Lumber Liquidators Holdings Inc *	2,785	85,722
Malibu Boats Inc ‘A’ *	840	19,614
Marine Products Corp	995	8,527
Martha Stewart Living Omnimedia Inc ‘A’ *	2,218	14,417
Mattress Firm Holding Corp *	1,499	104,390
MDC Partners Inc ‘A’ (Canada)	1,084	30,731
Metaldyne Performance Group Inc *	627	11,299
Modine Manufacturing Co *	1,376	18,535
Monro Muffler Brake Inc	3,157	205,363
Morgans Hotel Group Co *	1,028	7,967
Motorcar Parts of America Inc *	1,804	50,133
Movado Group Inc	837	23,871
Nathan’s Famous Inc	309	16,732

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
National CineMedia Inc	1,462	$22,076
Nautilus Inc *	1,895	28,937
New York & Co Inc *	1,179	2,948
Nexstar Broadcasting Group Inc ‘A’	3,084	176,466
Noodles & Co *	1,113	19,411
Nutrisystem Inc	2,910	58,142
Orbitz Worldwide Inc *	2,389	27,856
Outerwall Inc	1,924	127,215
Overstock.com Inc *	1,177	28,507
Oxford Industries Inc	1,472	111,062
Pacific Sunwear of California Inc *	4,168	11,504
Papa John’s International Inc	3,079	190,313
Papa Murphy’s Holdings Inc *	621	11,265
PetMed Express Inc	2,024	33,436
Pier 1 Imports Inc	9,513	132,992
Pinnacle Entertainment Inc *	5,470	197,412
Pool Corp	4,533	316,222
Popeyes Louisiana Kitchen Inc *	2,376	142,132
Potbelly Corp *	1,546	21,180
Quiksilver Inc *	8,530	15,781
Radio One Inc ‘D’ *	2,398	7,386
ReachLocal Inc *	758	2,206
Red Robin Gourmet Burgers Inc *	1,436	124,932
Remy International Inc	222	4,931
Rentrak Corp *	917	50,949
Restoration Hardware Holdings Inc *	3,142	311,655
Ruth’s Hospitality Group Inc	2,319	36,826
Saga Communications Inc ‘A’	77	3,430
Scientific Games Corp ‘A’ *	3,279	34,331
Select Comfort Corp *	5,456	188,068
Sequential Brands Group Inc *	1,300	13,910
Shake Shack Inc ‘A’ *	438	21,922
Shiloh Industries Inc *	758	10,642
Shutterfly Inc *	2,376	107,490
Sinclair Broadcast Group Inc ‘A’	6,920	217,357
Skechers U.S.A. Inc ‘A’ *	2,914	209,546
Smith & Wesson Holding Corp *	5,583	71,072
Sonic Corp	3,835	121,569
Sotheby’s	6,134	259,223
Sportsman’s Warehouse Holdings Inc *	473	3,779
Standard Motor Products Inc	1,188	50,205
Steven Madden Ltd *	5,854	222,452
Stoneridge Inc *	2,181	24,623
Strattec Security Corp	280	20,675
Strayer Education Inc *	1,099	58,698
Sturm Ruger & Co Inc	1,953	96,927
Tenneco Inc *	6,126	351,755
Texas Roadhouse Inc	6,999	254,974
The Buckle Inc	2,825	144,329
The Cato Corp ‘A’	398	15,761
The Cheesecake Factory Inc	5,022	247,735
The Container Store Group Inc *	1,768	33,680
The Dixie Group Inc *	1,160	10,498
The Finish Line Inc ‘A’	1,193	29,252
The Habit Restaurants Inc ‘A’ *	483	15,524
The Men’s Wearhouse Inc	3,840	200,448
Tile Shop Holdings Inc *	2,852	34,538
Tower International Inc *	2,094	55,700
Townsquare Media Inc ‘A’ *	568	7,299
Travelport Worldwide Ltd (Bermuda)	1,393	23,263
TRI Pointe Homes Inc *	1,402	21,633
Tuesday Morning Corp *	3,565	57,396
Tumi Holdings Inc *	5,082	124,306
Turtle Beach Corp *	629	1,170
Universal Electronics Inc *	1,607	90,699
Vail Resorts Inc	3,644	376,862
Vera Bradley Inc *	2,215	35,949
Vince Holding Corp *	1,158	21,481
Vitamin Shoppe Inc *	1,577	64,957
Wayfair Inc ‘A’ *	588	18,887

	Shares	Value
Weight Watchers International Inc *	2,607	$18,223
William Lyon Homes ‘A’ *	251	6,481
Winmark Corp	230	20,141
Winnebago Industries Inc	2,773	58,954
Wolverine World Wide Inc	10,200	341,190
World Wrestling Entertainment Inc ‘A’	3,026	42,394
Zoe’s Kitchen Inc *	622	20,706
Zumiez Inc *	1,659	66,775

		14,689,813

Consumer Staples - 3.5%

22nd Century Group Inc *	4,785	4,115
B&G Foods Inc	5,130	150,976
Boulder Brands Inc *	5,698	54,302
Cal-Maine Foods Inc	3,116	121,711
Calavo Growers Inc	1,456	74,868
Casey’s General Stores Inc	3,872	348,867
Central Garden & Pet Co ‘A’ *	420	4,460
Coca-Cola Bottling Co Consolidated	431	48,729
Craft Brew Alliance Inc *	956	13,040
Darling Ingredients Inc *	3,323	46,555
Diamond Foods Inc *	2,208	71,915
Diplomat Pharmacy Inc *	814	28,148
Fairway Group Holdings Corp *	1,826	12,362
Farmer Bros Co *	745	18,439
Freshpet Inc *	669	12,999
HRG Group Inc *	3,497	43,643
Inter Parfums Inc	110	3,588
Inventure Foods Inc *	1,575	17,624
J&J Snack Foods Corp	1,491	159,090
Lancaster Colony Corp	1,158	110,207
Liberator Medical Holdings Inc	3,174	11,109
Lifeway Foods Inc *	458	9,797
Limoneira Co	1,137	24,787
Medifast Inc *	1,221	36,593
National Beverage Corp *	1,154	28,169
Natural Grocers by Vitamin Cottage Inc *	910	25,125
Oil-Dri Corp of America	114	3,836
Orchids Paper Products Co	665	17,928
PriceSmart Inc	1,879	159,677
Revlon Inc ‘A’ *	286	11,783
Sanderson Farms Inc	1,997	159,061
Seaboard Corp *	1	4,132
Smart & Final Stores Inc *	729	12,830
Synutra International Inc *	1,626	10,406
The Andersons Inc	2,644	109,382
The Boston Beer Co Inc ‘A’ *	841	224,883
The Chefs’ Warehouse Inc *	1,501	33,668
The Female Health Co	1,668	4,721
The Fresh Market Inc *	4,313	175,280
Tootsie Roll Industries Inc	1,776	60,232
TreeHouse Foods Inc *	2,198	186,874
United Natural Foods Inc *	4,993	384,661
USANA Health Sciences Inc *	580	64,450
Vector Group Ltd	4,797	105,390
WD-40 Co	1,503	133,076

		3,343,488

Energy - 3.0%

Abraxas Petroleum Corp *	9,233	30,007
Adams Resources & Energy Inc	13	874
Alon USA Energy Inc	765	12,676
Approach Resources Inc *	1,774	11,691
Aspen Aerogels Inc *	310	2,257
Basic Energy Services Inc *	3,247	22,502
Bonanza Creek Energy Inc *	3,952	97,456
C&J Energy Services Ltd * (Bermuda)	4,028	44,832
CARBO Ceramics Inc	2,014	61,447
Carrizo Oil & Gas Inc *	5,154	255,896
Clayton Williams Energy Inc *	598	30,277

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Clean Energy Fuels Corp *	4,012	$21,404
Delek US Holdings Inc	3,119	123,980
Diamondback Energy Inc *	4,438	341,016
Eclipse Resources Corp *	1,333	7,491
Evolution Petroleum Corp	1,852	11,019
EXCO Resources Inc	5,872	10,746
FMSA Holdings Inc *	900	6,516
Forum Energy Technologies Inc *	2,253	44,159
FX Energy Inc *	5,555	6,944
GasLog Ltd (Bermuda)	835	16,216
Gastar Exploration Inc *	6,703	17,562
Geospace Technologies Corp *	144	2,377
Glori Energy Inc *	1,082	2,305
Goodrich Petroleum Corp *	4,345	15,425
Green Plains Inc	3,217	91,845
Gulf Island Fabrication Inc	528	7,846
Independence Contract Drilling Inc *	327	2,279
ION Geophysical Corp *	2,329	5,054
Isramco Inc *	90	11,322
Jones Energy Inc ‘A’ *	1,444	12,967
Magnum Hunter Resources Corp *	20,168	53,849
Matador Resources Co *	4,194	91,932
Matrix Service Co *	2,682	47,096
Miller Energy Resources Inc *	190	119
Nordic American Offshore Ltd *	871	7,978
North Atlantic Drilling Ltd (Bermuda)	1,688	1,958
Pacific Ethanol Inc *	200	2,158
Panhandle Oil & Gas Inc ‘A’	1,424	28,181
Parsley Energy Inc ‘A’ *	5,402	86,324
PDC Energy Inc *	289	15,618
PetroQuest Energy Inc *	5,417	12,459
PHI Inc *	55	1,654
Pioneer Energy Services Corp *	4,530	24,553
Profire Energy Inc *	1,500	2,025
REX American Resources Corp *	519	31,560
Rex Energy Corp *	4,840	18,005
RigNet Inc *	1,214	34,708
Ring Energy Inc *	2,065	21,930
Rosetta Resources Inc *	916	15,590
RSP Permian Inc *	666	16,777
Sanchez Energy Corp *	3,128	40,695
SemGroup Corp ‘A’	4,294	349,274
Solazyme Inc *	7,775	22,237
Synergy Resources Corp *	8,129	96,329
Tesco Corp (Canada)	272	3,093
TransAtlantic Petroleum Ltd * (Bermuda)	1,172	6,258
Triangle Petroleum Corp *	3,816	19,194
US Silica Holdings Inc	5,417	192,899
Vertex Energy Inc *	1,513	5,598
W&T Offshore Inc	1,416	7,236
Western Refining Inc	4,998	246,851
Willbros Group Inc *	4,047	13,396

		2,845,922

Financials - 7.3%

Alexander’s Inc REIT	201	91,773
Altisource Asset Management Corp *	120	22,216
Altisource Portfolio Solutions SA * (Luxembourg)	1,375	17,696
American Assets Trust Inc REIT	624	27,007
AmTrust Financial Services Inc	2,164	123,316
Atlas Financial Holdings Inc * (Cayman)	1,103	19,490
Aviv REIT Inc	184	6,716
Bank of the Ozarks Inc	7,994	295,218
BGC Partners Inc ‘A’	4,794	45,303
BofI Holding Inc *	1,518	141,235
Cardinal Financial Corp	146	2,917
CareTrust REIT Inc	2,654	35,988
Cohen & Steers Inc	1,953	79,975
CommunityOne Bancorp *	90	886

	Shares	Value
Consolidated-Tomoka Land Co	122	$7,279
CoreSite Realty Corp REIT	2,134	103,883
Crawford & Co ‘B’	715	6,178
Credit Acceptance Corp *	649	126,555
Diamond Hill Investment Group Inc	289	46,240
DuPont Fabros Technology Inc REIT	2,097	68,530
Eagle Bancorp Inc *	2,122	81,485
Easterly Government Properties Inc REIT *	221	3,547
EastGroup Properties Inc REIT	2,860	172,000
eHealth Inc *	1,847	17,325
Empire State Realty Trust Inc ‘A’ REIT	9,400	176,814
Employers Holdings Inc	1,820	49,122
Encore Capital Group Inc *	1,790	74,446
Essent Group Ltd * (Bermuda)	4,521	108,097
Evercore Partners Inc ‘A’	3,334	172,234
Federated National Holding Co	1,268	38,801
Fifth Street Asset Management Inc	375	4,226
Financial Engines Inc	5,163	215,968
First Cash Financial Services Inc *	2,906	135,187
First Financial Bankshares Inc	3,502	96,795
Forestar Group Inc *	360	5,677
GAMCO Investors Inc ‘A’	653	51,267
Greenhill & Co Inc	2,842	112,685
HCI Group Inc	608	27,889
Heritage Insurance Holdings Inc *	735	16,177
HFF Inc ‘A’	3,292	123,582
Home BancShares Inc	4,365	147,930
Independent Bank Group Inc	399	15,525
Infinity Property & Casualty Corp	424	34,789
InfraREIT Inc	294	8,405
INTL FCStone Inc *	352	10,465
Investors Bancorp Inc	4,394	51,498
James River Group Holdings Ltd (Bermuda)	191	4,494
Kearny Financial Corp *	152	2,064
Kennedy-Wilson Holdings Inc	570	14,900
Ladenburg Thalmann Financial Services Inc *	10,045	38,774
LegacyTexas Financial Group Inc	442	10,047
LendingTree Inc *	265	14,843
Maiden Holdings Ltd (Bermuda)	488	7,237
Marcus & Millichap Inc *	797	29,872
MarketAxess Holdings Inc	3,790	314,191
Medley Management Inc ‘A’	417	4,583
Meridian Bancorp Inc *	2,134	28,105
MGIC Investment Corp *	14,165	136,409
Moelis & Co ‘A’	115	3,464
National Health Investors Inc REIT	3,795	269,483
National Interstate Corp	125	3,510
OM Asset Management PLC (United Kingdom)	1,456	27,140
On Deck Capital Inc *	194	4,130
Patriot National Inc *	352	4,470
Potlatch Corp REIT	4,146	166,006
PRA Group Inc *	5,036	273,555
PS Business Parks Inc REIT	1,010	83,870
Pzena Investment Management Inc ‘A’	1,105	10,133
QTS Realty Trust Inc ‘A’ REIT	1,420	51,702
Radian Group Inc	3,894	65,380
RCS Capital Corp ‘A’	1,017	10,821
Ryman Hospitality Properties Inc REIT	2,283	139,058
Sabra Health Care REIT Inc	5,650	187,297
Saul Centers Inc REIT	897	51,308
ServisFirst Bancshares Inc	36	1,188
Silvercrest Asset Management Group Inc ‘A’	576	8,208
Sovran Self Storage Inc REIT	3,085	289,805
Square 1 Financial Inc ‘A’ *	225	6,023
State National Cos Inc	665	6,617
Stonegate Mortgage Corp *	279	3,019
Strategic Hotels & Resorts Inc REIT *	20,736	257,748
Sun Communities Inc REIT	4,850	323,592
Tejon Ranch Co *	92	2,433

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Texas Capital Bancshares Inc *	1,640	$79,786
The St Joe Co *	5,410	100,410
UMH Properties Inc REIT	409	4,119
United Financial Bancorp Inc	902	11,212
United Insurance Holdings Corp	1,542	34,695
Universal Health Realty Income Trust REIT	927	52,144
Universal Insurance Holdings Inc	2,983	76,335
Urstadt Biddle Properties Inc ‘A’ REIT	1,732	39,940
Virtus Investment Partners Inc	710	92,847
Western Alliance Bancorp *	4,052	120,101
Westwood Holdings Group Inc	745	44,923
WisdomTree Investments Inc	10,834	232,498
World Acceptance Corp *	810	59,065

		7,023,891

Health Care - 24.2%

AAC Holdings Inc *	319	9,755
Abaxis Inc	2,272	145,658
ABIOMED Inc *	4,018	287,608
Acadia Healthcare Co Inc *	4,310	308,596
ACADIA Pharmaceuticals Inc *	7,294	237,711
Accelerate Diagnostics Inc *	2,286	51,435
Acceleron Pharma Inc *	1,663	63,294
Accuray Inc *	7,787	72,419
AcelRx Pharmaceuticals Inc *	2,469	9,530
Aceto Corp	445	9,790
Achaogen Inc *	701	6,842
Achillion Pharmaceuticals Inc *	2,379	23,457
Acorda Therapeutics Inc *	4,188	139,377
Actinium Pharmaceuticals Inc *	2,429	6,000
Adamas Pharmaceuticals Inc *	292	5,107
Addus HomeCare Corp *	42	967
Adeptus Health Inc ‘A’ *	325	16,322
Aegerion Pharmaceuticals Inc *	3,000	78,510
Aerie Pharmaceuticals Inc *	1,059	33,189
Affymetrix Inc *	1,855	23,299
Agenus Inc *	4,981	25,553
Agios Pharmaceuticals Inc *	1,468	138,432
Air Methods Corp *	3,941	183,611
Akebia Therapeutics Inc *	737	8,188
Akorn Inc *	6,277	298,220
Alder Biopharmaceuticals Inc *	1,023	29,524
Alimera Sciences Inc *	2,559	12,821
Alliance HealthCare Services Inc *	138	3,061
AMAG Pharmaceuticals Inc *	1,384	75,649
Amphastar Pharmaceuticals Inc *	847	12,671
Ampio Pharmaceuticals Inc *	4,203	31,649
Amsurg Corp *	921	56,660
Anacor Pharmaceuticals Inc *	1,205	69,709
ANI Pharmaceuticals Inc *	695	43,472
Anika Therapeutics Inc *	1,467	60,396
Antares Pharma Inc *	11,865	32,154
Applied Genetic Technologies Corp *	585	11,694
Aratana Therapeutics Inc *	2,902	46,461
Ardelyx Inc *	443	5,799
Arena Pharmaceuticals Inc *	24,448	106,838
ARIAD Pharmaceuticals Inc *	16,580	136,619
Array BioPharma Inc *	11,220	82,691
Arrowhead Research Corp *	5,551	37,553
Atara Biotherapeutics Inc *	592	24,609
AtriCure Inc *	2,050	42,004
Atrion Corp	156	53,900
Auspex Pharmaceuticals Inc *	1,052	105,484
Avalanche Biotechnologies Inc *	687	27,837
Bellicum Pharmaceuticals Inc *	713	16,520
Bio-Path Holdings Inc *	7,300	13,140
Bio-Reference Laboratories Inc *	2,322	81,827
BioCryst Pharmaceuticals Inc *	5,635	50,884
BioDelivery Sciences International Inc *	4,237	44,488
BioSpecifics Technologies Corp *	376	14,720

	Shares	Value
BioTelemetry Inc *	1,529	$13,532
BioTime Inc *	5,242	26,053
Bluebird Bio Inc *	2,483	299,872
Calithera Biosciences Inc *	686	11,264
Cambrex Corp *	3,083	122,179
Cantel Medical Corp	3,400	161,500
Capital Senior Living Corp *	2,955	76,653
Cara Therapeutics Inc *	577	5,799
Cardiovascular Systems Inc *	2,798	109,234
Castlight Health Inc ‘B’ *	1,120	8,691
Catalent Inc *	4,431	138,026
Celldex Therapeutics Inc *	8,905	248,182
Cellular Dynamics International Inc *	949	15,592
Cempra Inc *	3,028	103,891
Cepheid *	7,018	399,324
Cerus Corp *	9,414	39,256
Chemed Corp	1,768	211,099
Chimerix Inc *	3,054	115,105
Civitas Solutions Inc *	783	16,396
Clovis Oncology Inc *	2,479	184,016
Coherus Biosciences Inc *	598	18,287
Computer Programs & Systems Inc	1,134	61,531
Connecture Inc *	407	4,212
Corcept Therapeutics Inc *	5,314	29,758
CorVel Corp *	1,129	38,849
CTI BioPharma Corp *	15,208	27,526
Cyberonics Inc *	2,708	175,803
Cynosure Inc ‘A’ *	770	23,616
Cytori Therapeutics Inc *	5,693	6,718
CytRx Corp *	1,750	5,898
Depomed Inc *	5,829	130,628
Dermira Inc *	662	10,162
DexCom Inc *	7,542	470,168
Dicerna Pharmaceuticals Inc *	355	8,531
Dyax Corp *	13,642	228,572
Egalet Corp *	377	4,875
Eleven Biotherapeutics Inc *	553	4,933
Emergent Biosolutions Inc *	390	11,216
Enanta Pharmaceuticals Inc *	1,062	32,518
Endocyte Inc *	3,681	23,043
Endologix Inc *	6,489	110,767
Entellus Medical Inc *	292	6,395
Enzo Biochem Inc *	3,497	10,316
Epizyme Inc *	1,529	28,715
Esperion Therapeutics Inc *	666	61,672
Exact Sciences Corp *	8,904	196,066
ExamWorks Group Inc *	3,495	145,462
Exelixis Inc *	19,580	50,321
FibroGen Inc *	839	26,328
Five Prime Therapeutics Inc *	2,053	46,911
Flex Pharma Inc *	435	8,526
Flexion Therapeutics Inc *	590	13,287
Fluidigm Corp *	2,841	119,606
Foundation Medicine Inc *	1,410	67,835
Galectin Therapeutics Inc *	1,934	6,479
Galena Biopharma Inc *	14,477	20,123
Genesis Healthcare Inc *	1,039	7,398
GenMark Diagnostics Inc *	4,203	54,555
Genocea Biosciences Inc *	476	5,645
Genomic Health Inc *	1,695	51,782
Globus Medical Inc ‘A’ *	6,676	168,502
Haemonetics Corp *	464	20,843
Halozyme Therapeutics Inc *	10,384	148,284
HealthEquity Inc *	410	10,246
HealthSouth Corp	6,748	299,341
HealthStream Inc *	2,146	54,079
Healthways Inc *	1,665	32,801
HeartWare International Inc *	1,724	151,315
Heron Therapeutics Inc *	2,331	33,916
HMS Holdings Corp *	8,850	136,732

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Horizon Pharma PLC * (Ireland)	6,531	$169,610
Hyperion Therapeutics Inc *	1,104	50,674
Idera Pharmaceuticals Inc *	7,931	29,424
IGI Laboratories Inc *	3,256	26,569
Immune Design Corp *	533	11,252
ImmunoGen Inc *	8,689	77,767
Immunomedics Inc *	7,706	29,514
Impax Laboratories Inc *	1,375	64,446
Imprivata Inc *	431	6,034
INC Research Holdings Inc ‘A’ *	798	26,119
Infinity Pharmaceuticals Inc *	4,909	68,628
Inogen Inc *	508	16,251
Inovio Pharmaceuticals Inc *	5,419	44,219
Insmed Inc *	5,015	104,312
Insulet Corp *	5,578	186,026
Insys Therapeutics Inc *	1,012	58,828
Integra LifeSciences Holdings Corp *	1,038	63,993
Intersect ENT Inc *	366	9,454
Intra-Cellular Therapies Inc *	1,967	46,972
Intrexon Corp *	3,798	172,315
Invitae Corp *	606	10,157
IPC Healthcare Inc *	1,010	47,106
Ironwood Pharmaceuticals Inc *	11,998	191,968
Isis Pharmaceuticals Inc *	11,828	753,089
K2M Group Holdings Inc *	904	19,933
Karyopharm Therapeutics Inc *	1,493	45,701
Keryx Biopharmaceuticals Inc *	10,158	129,311
Kindred Biosciences Inc *	991	7,076
Kindred Healthcare Inc	843	20,055
Kite Pharma Inc *	838	48,336
KYTHERA Biopharmaceuticals Inc *	1,964	98,495
Landauer Inc	982	34,507
Lannett Co Inc *	2,593	175,572
LDR Holding Corp *	1,678	61,482
Lexicon Pharmaceuticals Inc *	22,209	20,972
Ligand Pharmaceuticals Inc *	1,996	153,912
Loxo Oncology Inc *	289	3,598
Luminex Corp *	3,815	61,040
MacroGenics Inc *	2,024	63,493
MannKind Corp *	23,087	120,052
Masimo Corp *	4,505	148,575
MedAssets Inc *	5,885	110,756
Medidata Solutions Inc *	5,442	266,876
Merge Healthcare Inc *	7,141	31,920
Meridian Bioscience Inc	4,223	80,575
Merrimack Pharmaceuticals Inc *	9,375	111,375
MiMedx Group Inc *	9,423	97,999
Mirati Therapeutics Inc *	829	24,306
Molina Healthcare Inc *	3,045	204,898
Momenta Pharmaceuticals Inc *	5,060	76,912
NanoString Technologies Inc *	991	10,098
NanoViricides Inc *	4,288	9,648
National Research Corp ‘A’	863	12,427
National Research Corp ‘B’	93	2,976
Natus Medical Inc *	3,254	128,435
Navidea Biopharmaceuticals Inc *	11,950	19,001
Nektar Therapeutics *	7,270	79,970
Neogen Corp *	3,684	172,153
NeoStem Inc *	1,217	3,091
Neuralstem Inc *	7,002	13,304
Neurocrine Biosciences Inc *	8,492	337,217
Nevro Corp *	674	32,305
NewLink Genetics Corp *	2,004	109,639
Northwest Biotherapeutics Inc *	4,274	31,499
Novavax Inc *	23,919	197,810
NuVasive Inc *	3,943	181,339
NxStage Medical Inc *	6,213	107,485
Ocular Therapeutix Inc *	523	21,958
Ohr Pharmaceutical Inc *	2,155	5,474
Omeros Corp *	3,505	77,215

	Shares	Value
Omnicell Inc *	3,664	$128,606
OncoMed Pharmaceuticals Inc *	1,278	32,947
Oncothyreon Inc *	8,829	14,391
Ophthotech Corp *	1,398	65,049
OPKO Health Inc *	19,830	280,991
OraSure Technologies Inc *	311	2,034
Orexigen Therapeutics Inc *	12,419	97,241
Organovo Holdings Inc *	6,372	22,557
Osiris Therapeutics Inc *	1,735	30,501
Otonomy Inc *	713	25,212
Oxford Immunotec Global PLC * (United Kingdom)	1,611	22,683
Pacific Biosciences of California Inc *	6,002	35,052
Pacira Pharmaceuticals Inc *	3,590	318,971
Pain Therapeutics Inc *	4,079	7,709
PAREXEL International Corp *	5,732	395,451
PDL BioPharma Inc	16,464	115,824
Peregrine Pharmaceuticals Inc *	17,463	23,575
Pernix Therapeutics Holdings Inc *	3,345	35,758
Phibro Animal Health Corp ‘A’	1,494	52,903
Portola Pharmaceuticals Inc *	4,595	174,426
POZEN Inc *	2,812	21,709
PRA Health Sciences Inc *	1,738	50,124
Prestige Brands Holdings Inc *	5,222	223,972
Progenics Pharmaceuticals Inc *	1,655	9,897
Prothena Corp PLC * (Ireland)	706	26,927
PTC Therapeutics Inc *	2,149	130,767
Puma Biotechnology Inc *	2,474	584,136
Quality Systems Inc	5,043	80,587
Quidel Corp *	2,890	77,972
Radius Health Inc *	808	33,257
RadNet Inc *	3,148	26,443
Raptor Pharmaceutical Corp *	6,893	74,927
Receptos Inc *	2,206	363,747
Regado Biosciences Inc *	1,365	1,665
Regulus Therapeutics Inc *	1,556	26,359
Relypsa Inc *	2,056	74,160
Repligen Corp *	3,240	98,366
Repros Therapeutics Inc *	2,422	20,805
Retrophin Inc *	2,724	65,267
Revance Therapeutics Inc *	564	11,692
Rockwell Medical Inc *	598	6,536
Roka Bioscience Inc *	401	1,283
Sage Therapeutics Inc *	516	25,919
Sagent Pharmaceuticals Inc *	1,779	41,362
Sangamo BioSciences Inc *	6,809	106,765
Sarepta Therapeutics Inc *	4,122	54,740
SciClone Pharmaceuticals Inc *	3,174	28,122
Second Sight Medical Products Inc *	244	3,128
Select Medical Holdings Corp	7,494	111,136
Sequenom Inc *	11,784	46,547
Sientra Inc *	341	6,544
Spark Therapeutics Inc *	700	54,250
Spectrum Pharmaceuticals Inc *	1,657	10,058
STAAR Surgical Co *	3,949	29,341
Stemline Therapeutics Inc *	1,512	21,879
STERIS Corp	5,915	415,647
Sucampo Pharmaceuticals Inc ‘A’ *	1,787	27,806
Sunesis Pharmaceuticals Inc *	5,421	13,281
Supernus Pharmaceuticals Inc *	2,971	35,919
Surgical Care Affiliates Inc *	1,213	41,642
SurModics Inc *	218	5,675
Synageva BioPharma Corp *	2,331	227,342
Synergy Pharmaceuticals Inc *	9,384	43,354
Synta Pharmaceuticals Corp *	6,369	12,356
T2 Biosystems Inc *	502	7,791
Tandem Diabetes Care Inc *	1,011	12,759
Team Health Holdings Inc *	7,091	414,894
TESARO Inc *	2,133	122,434
Tetraphase Pharmaceuticals Inc *	3,068	112,412

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
TG Therapeutics Inc *	2,874	$44,490
The Ensign Group Inc	2,094	98,125
The Medicines Co *	5,950	166,719
The Providence Service Corp *	1,169	62,097
The Spectranetics Corp *	4,209	146,305
TherapeuticsMD Inc *	11,839	71,626
Theravance Biopharma Inc * (Cayman)	2,249	39,020
Theravance Inc	7,802	122,647
Thoratec Corp *	5,380	225,368
Threshold Pharmaceuticals Inc *	5,398	21,916
Tokai Pharmaceuticals Inc *	534	6,034
TransEnterix Inc *	255	747
TriVascular Technologies Inc *	730	7,658
Ultragenyx Pharmaceutical Inc *	771	47,871
Unilife Corp *	10,212	40,950
US Physical Therapy Inc	1,242	58,995
Utah Medical Products Inc	386	23,106
Vanda Pharmaceuticals Inc *	3,343	31,090
Vascular Solutions Inc *	1,738	52,696
Veracyte Inc *	656	4,776
Verastem Inc *	371	3,773
Versartis Inc *	842	15,468
Vitae Pharmaceuticals Inc *	544	6,370
Vital Therapies Inc *	572	14,306
VIVUS Inc *	9,027	22,206
Vocera Communications Inc *	2,327	23,084
WellCare Health Plans Inc *	328	29,999
West Pharmaceutical Services Inc	7,120	428,695
Wright Medical Group Inc *	2,373	61,223
Xencor Inc *	1,828	28,005
XenoPort Inc *	671	4,778
XOMA Corp *	7,600	27,664
Zafgen Inc *	708	28,044
Zeltiq Aesthetics Inc *	2,944	90,764
ZIOPHARM Oncology Inc *	9,177	98,836
Zogenix Inc *	12,482	17,100
ZS Pharma Inc *	599	25,206

		23,389,297

Industrials - 13.8%

AAON Inc	4,216	103,418
Accuride Corp *	3,443	16,044
Advanced Drainage Systems Inc	1,005	30,090
Aegion Corp *	379	6,841
Aerovironment Inc *	1,075	28,498
Aircastle Ltd (Bermuda)	1,973	44,314
Albany International Corp ‘A’	322	12,800
Allegiant Travel Co	1,386	266,514
Altra Industrial Motion Corp	2,746	75,899
American Railcar Industries Inc	895	44,508
American Science & Engineering Inc	68	3,322
American Woodmark Corp *	1,246	68,194
Apogee Enterprises Inc	1,709	73,829
Applied Industrial Technologies Inc	1,541	69,869
ARC Document Solutions Inc *	4,168	38,471
ARC Group Worldwide Inc *	279	1,490
ArcBest Corp	2,421	91,732
Argan Inc	503	18,194
Astronics Corp *	1,896	139,735
AZZ Inc	2,568	119,643
Barrett Business Services Inc	733	31,402
Beacon Roofing Supply Inc *	1,083	33,898
Blount International Inc *	5,023	64,696
Builders FirstSource Inc *	4,562	30,429
Capstone Turbine Corp *	33,132	21,536
Casella Waste Systems Inc ‘A’ *	3,471	19,091
Celadon Group Inc	156	4,246
Cenveo Inc *	1,999	4,278
Chart Industries Inc *	3,059	107,294
CIRCOR International Inc	1,613	88,231

	Shares	Value
CLARCOR Inc	4,784	$316,031
Columbus McKinnon Corp	214	5,765
Comfort Systems USA Inc	723	15,212
Commercial Vehicle Group Inc *	2,710	17,452
Continental Building Products Inc *	1,181	26,679
Cubic Corp	122	6,316
Curtiss-Wright Corp	1,269	93,830
Deluxe Corp	2,602	180,267
Douglas Dynamics Inc	1,985	45,337
Ducommun Inc *	443	11,474
DXP Enterprises Inc *	1,315	57,978
Dycom Industries Inc *	3,032	148,083
Dynamic Materials Corp	69	881
Echo Global Logistics Inc *	2,409	65,669
Encore Wire Corp	1,597	60,494
Energy Recovery Inc *	1,152	2,984
EnerSys	1,039	66,745
Enphase Energy Inc *	1,814	23,927
EnPro Industries Inc	2,295	151,355
Exponent Inc	1,329	118,148
Forward Air Corp	3,126	169,742
Franklin Covey Co *	605	11,652
Franklin Electric Co Inc	4,418	168,503
FuelCell Energy Inc *	23,887	29,859
Furmanite Corp *	3,797	29,958
GenCorp Inc *	6,033	139,905
Generac Holdings Inc *	6,935	337,665
General Finance Corp *	1,114	8,990
Global Brass & Copper Holdings Inc	1,955	30,205
GP Strategies Corp *	934	34,558
Graham Corp	1,017	24,378
Great Lakes Dredge & Dock Corp *	404	2,428
Griffon Corp	835	14,554
H&E Equipment Services Inc	3,176	79,368
Harsco Corp	8,062	139,150
Hawaiian Holdings Inc *	4,568	100,610
Healthcare Services Group Inc	7,035	226,035
Heartland Express Inc	5,447	129,421
HEICO Corp	6,692	408,680
Heritage-Crystal Clean Inc *	933	10,916
Herman Miller Inc	5,926	164,506
Hill International Inc *	2,645	9,496
Hillenbrand Inc	6,319	195,068
HNI Corp	4,172	230,169
Hub Group Inc ‘A’ *	3,691	145,019
Huron Consulting Group Inc *	265	17,530
Hyster-Yale Materials Handling Inc	1,045	76,588
InnerWorkings Inc *	250	1,680
Insperity Inc	2,268	118,594
Insteel Industries Inc	1,678	36,295
Interface Inc	6,662	138,436
JetBlue Airways Corp *	3,548	68,299
John Bean Technologies Corp	2,921	104,338
Kadant Inc	158	8,312
Kaman Corp	1,437	60,972
Kforce Inc	2,510	55,998
Knight Transportation Inc	6,009	193,790
Knoll Inc	4,845	113,518
Korn/Ferry International	2,586	85,002
Lindsay Corp	1,048	79,910
Lydall Inc *	1,486	47,136
Manitex International Inc *	1,436	13,972
Marten Transport Ltd	984	22,829
Masonite International Corp * (Canada)	401	26,971
MasTec Inc *	6,569	126,782
Matson Inc	1,492	62,903
Meritor Inc *	5,249	66,190
Miller Industries Inc	51	1,250
Mistras Group Inc *	1,682	32,395
Mobile Mini Inc	352	15,009

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Moog Inc ‘A’ *	292	$21,915
MSA Safety Inc	2,992	149,241
Mueller Industries Inc	3,708	133,970
Mueller Water Products Inc ‘A’	15,986	157,462
Multi-Color Corp	600	41,598
NCI Building Systems Inc *	2,830	48,902
Neff Corp ‘A’ *	316	3,331
NN Inc	1,670	41,884
Norcraft Cos Inc *	775	19,817
Nortek Inc *	924	81,543
Omega Flex Inc	275	6,916
On Assignment Inc *	5,178	198,680
PAM Transportation Services Inc *	43	2,463
Park-Ohio Holdings Corp	888	46,771
Patrick Industries Inc *	825	51,373
Paylocity Holding Corp *	234	6,702
Performant Financial Corp *	2,940	9,996
PGT Inc *	4,796	53,595
Ply Gem Holdings Inc *	1,845	23,985
Polypore International Inc *	4,539	267,347
Power Solutions International Inc *	451	28,995
Preformed Line Products Co	19	800
Primoris Services Corp	3,846	66,113
Proto Labs Inc *	2,285	159,950
Quality Distribution Inc *	705	7,283
Quanex Building Products Corp	272	5,369
Quest Resource Holding Corp *	1,300	1,638
Raven Industries Inc	3,681	75,313
RBC Bearings Inc	2,333	178,568
Revolution Lighting Technologies Inc *	2,777	3,082
Rexnord Corp *	7,570	202,043
Roadrunner Transportation Systems Inc *	1,042	26,331
RPX Corp *	626	9,008
Rush Enterprises Inc ‘A’ *	2,912	79,672
Saia Inc *	2,472	109,510
SIFCO Industries Inc	47	1,024
Simpson Manufacturing Co Inc	270	10,090
SP Plus Corp *	1,484	32,425
Sparton Corp *	1,018	24,941
Standex International Corp	926	76,052
Steelcase Inc ‘A’	8,277	156,766
Sterling Construction Co Inc *	99	447
Stock Building Supply Holdings Inc *	1,481	26,747
Sun Hydraulics Corp	2,245	92,853
Swift Transportation Co *	8,589	223,486
TAL International Group Inc *	1,208	49,202
TASER International Inc *	5,419	130,652
TCP International Holdings Ltd * (Switzerland)	393	723
Team Inc *	2,076	80,922
Teledyne Technologies Inc *	822	87,732
Tennant Co	1,847	120,738
Tetra Tech Inc	324	7,782
Textainer Group Holdings Ltd (Bermuda)	534	16,015
The Advisory Board Co *	4,242	226,014
The Corporate Executive Board Co	3,417	272,882
The ExOne Co *	1,032	14,087
The Gorman-Rupp Co	1,902	56,965
The Greenbrier Cos Inc	2,785	161,530
Thermon Group Holdings Inc *	3,242	78,035
Titan Machinery Inc *	259	3,458
Trex Co Inc *	3,376	184,093
TriMas Corp *	4,012	123,530
TriNet Group Inc *	504	17,756
TrueBlue Inc *	4,192	102,075
Twin Disc Inc	613	10,832
Universal Truckload Services Inc	420	10,576
US Ecology Inc	2,183	109,085
Vicor Corp *	219	3,329
Virgin America Inc *	342	10,397
Wabash National Corp *	6,986	98,503

	Shares	Value
WageWorks Inc *	3,527	$188,095
Watsco Inc	2,572	323,300
Watts Water Technologies Inc ‘A’	179	9,850
Werner Enterprises Inc	907	28,489
Wesco Aircraft Holdings Inc *	850	13,022
West Corp	2,051	69,180
Woodward Inc	4,446	226,790
Xerium Technologies Inc *	1,087	17,631
XPO Logistics Inc *	1,046	47,562
YRC Worldwide Inc *	551	9,896

		13,365,392

Information Technology - 24.9%

A10 Networks Inc *	1,123	4,863
ACI Worldwide Inc *	11,451	248,029
ADTRAN Inc	2,733	51,025
Advanced Energy Industries Inc *	3,755	96,353
Advent Software Inc	5,183	228,622
Aerohive Networks Inc *	397	1,771
Alliance Fiber Optic Products Inc	1,266	22,054
Ambarella Inc * (Cayman)	2,902	219,710
Amber Road Inc *	802	7,419
American Software Inc ‘A’	2,501	25,560
Amkor Technology Inc *	4,414	38,998
Angie’s List Inc *	4,391	25,775
Anixter International Inc *	1,233	93,868
Applied Micro Circuits Corp *	7,905	40,315
Applied Optoelectronics Inc *	1,457	20,223
Aruba Networks Inc *	10,732	262,827
Aspen Technology Inc *	9,264	356,571
AVG Technologies NV * (Netherlands)	3,550	76,857
Badger Meter Inc	1,462	87,632
Bankrate Inc *	660	7,484
Barracuda Networks Inc *	805	30,968
Bazaarvoice Inc *	2,057	11,622
Belden Inc	4,392	410,916
Benefitfocus Inc *	501	18,432
Blackbaud Inc	4,642	219,938
Blackhawk Network Holdings Inc *	5,298	189,509
Borderfree Inc *	488	2,933
Bottomline Technologies de Inc *	3,354	91,799
Box Inc ‘A’ *	866	17,103
Brightcove Inc *	3,284	24,072
BroadSoft Inc *	2,895	96,867
Brooks Automation Inc	493	5,734
Cabot Microelectronics Corp *	2,023	101,089
CalAmp Corp *	3,650	59,093
Callidus Software Inc *	5,325	67,521
Carbonite Inc *	1,806	25,826
Cardtronics Inc *	4,508	169,501
Care.com Inc *	733	5,556
Cascade Microtech Inc *	77	1,046
Cass Information Systems Inc	1,186	66,582
Cavium Inc *	5,319	376,692
ChannelAdvisor Corp *	2,052	19,884
Ciena Corp *	10,595	204,589
Cimpress NV * (Netherlands)	3,352	282,842
Cirrus Logic Inc *	1,870	62,196
Clearfield Inc *	1,171	17,354
Cognex Corp *	8,725	432,673
Coherent Inc *	180	11,693
CommVault Systems Inc *	4,748	207,488
comScore Inc *	3,473	177,818
Comverse Inc *	2,288	45,074
Constant Contact Inc *	3,150	120,361
Control4 Corp *	1,152	13,801
Cornerstone OnDemand Inc *	5,339	154,244
Coupons.com Inc *	1,279	15,015
Covisint Corp *	81	164
Cray Inc *	4,078	114,510

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
CSG Systems International Inc	1,440	$43,762
CUI Global Inc *	1,377	8,069
Cvent Inc *	1,825	51,173
Cyan Inc *	2,759	11,008
Cypress Semiconductor Corp *	30,797	434,546
Daktronics Inc	2,779	30,041
Dealertrack Technologies Inc *	4,515	173,918
Demandware Inc *	3,022	184,040
Dice Holdings Inc *	1,287	11,480
Digimarc Corp	695	15,255
Diodes Inc *	2,483	70,914
Dot Hill Systems Corp *	6,093	32,293
DTS Inc *	479	16,320
Electro Rent Corp	140	1,588
Electronics For Imaging Inc *	4,680	195,390
Ellie Mae Inc *	2,828	156,417
Endurance International Group Holdings Inc *	3,035	57,847
EnerNOC Inc *	696	7,934
Entegris Inc *	7,699	105,399
Entropic Communications Inc *	554	1,640
Envestnet Inc *	3,423	191,962
EPAM Systems Inc *	3,582	219,541
Epiq Systems Inc	143	2,564
ePlus Inc *	25	2,173
Euronet Worldwide Inc *	5,139	301,916
EVERTEC Inc	6,612	144,538
Everyday Health Inc *	749	9,632
Exar Corp *	539	5,417
ExlService Holdings Inc *	1,409	52,415
Extreme Networks Inc *	6,774	21,406
Fair Isaac Corp	3,252	288,517
FARO Technologies Inc *	1,497	93,009
FEI Co	4,246	324,140
Finisar Corp *	9,761	208,300
Five9 Inc *	1,003	5,577
Fleetmatics Group PLC * (Ireland)	3,754	168,367
Forrester Research Inc	1,141	41,966
Gigamon Inc *	2,459	52,229
Global Sources Ltd * (Bermuda)	163	955
Globant SA * (Luxembourg)	512	10,783
Glu Mobile Inc *	8,288	41,523
Gogo Inc *	5,594	106,622
GrubHub Inc *	915	41,532
GTT Communications Inc *	1,599	30,189
Guidance Software Inc *	1,803	9,754
Guidewire Software Inc *	6,838	359,747
Harmonic Inc *	1,143	8,470
Heartland Payment Systems Inc	3,631	170,112
Higher One Holdings Inc *	1,525	3,691
Hortonworks Inc *	486	11,586
HubSpot Inc *	434	17,317
IGATE Corp *	3,717	158,567
Immersion Corp *	2,879	26,429
Imperva Inc *	2,576	109,995
Infinera Corp *	10,433	205,217
Infoblox Inc *	4,913	117,273
Information Services Group Inc	3,361	13,410
Inphi Corp *	3,175	56,610
Integrated Device Technology Inc *	9,860	197,397
Interactive Intelligence Group Inc *	1,699	69,965
InterDigital Inc	3,731	189,311
InvenSense Inc *	7,215	109,740
Ixia *	629	7,630
j2 Global Inc	4,774	313,556
Jive Software Inc *	4,345	22,290
Kofax Ltd * (Bermuda)	7,517	82,311
KVH Industries Inc *	1,272	19,233
Lattice Semiconductor Corp *	11,904	75,471
Lionbridge Technologies Inc *	6,704	38,347
Littelfuse Inc	1,937	192,518

	Shares	Value
LivePerson Inc *	5,477	$56,057
LogMeIn Inc *	2,440	136,616
Luxoft Holding Inc * (United Kingdom)	794	41,082
M/A-COM Technology Solutions Holdings Inc *	1,318	49,109
Manhattan Associates Inc *	7,620	385,648
Marchex Inc ‘B’	3,315	13,525
Marin Software Inc *	2,693	16,939
Marketo Inc *	2,593	66,433
Mavenir Systems Inc *	1,166	20,685
MAXIMUS Inc	6,834	456,238
MaxLinear Inc ‘A’ *	2,874	23,366
Maxwell Technologies Inc *	3,003	24,204
Mesa Laboratories Inc	283	20,433
Methode Electronics Inc	3,811	179,269
Micrel Inc	4,485	67,634
Microsemi Corp *	6,470	229,038
MicroStrategy Inc ‘A’ *	913	154,470
MobileIron Inc *	919	8,510
Model N Inc *	1,391	16,636
Monolithic Power Systems Inc	3,877	204,124
Monotype Imaging Holdings Inc	3,958	129,189
MTS Systems Corp	1,514	114,534
Nanometrics Inc *	1,336	22,472
NetScout Systems Inc *	3,661	160,535
NeuStar Inc ‘A’ *	1,880	46,286
New Relic Inc *	382	13,255
Newport Corp *	3,596	68,540
NIC Inc	6,499	114,837
Nimble Storage Inc *	943	21,038
Numerex Corp ‘A’ *	1,242	14,159
NVE Corp	206	14,198
OPOWER Inc *	694	7,030
OSI Systems Inc *	458	34,011
Park City Group Inc *	967	13,325
ParkerVision Inc *	9,535	7,914
PDF Solutions Inc *	3,094	55,444
Pegasystems Inc	3,588	78,039
Perficient Inc *	2,280	47,173
Plantronics Inc	3,765	199,357
Plexus Corp *	1,193	48,639
PMC-Sierra Inc *	5,492	50,966
Polycom Inc *	6,388	85,599
Power Integrations Inc	3,048	158,740
Procera Networks Inc *	278	2,610
Proofpoint Inc *	3,913	231,728
PROS Holdings Inc *	2,388	59,007
Q2 Holdings Inc *	929	19,639
QAD Inc ‘A’	596	14,423
Qlik Technologies Inc *	9,018	280,730
Qorvo Inc *	14,422	1,149,433
Qualys Inc *	2,030	94,354
Quantum Corp *	9,009	14,414
QuickLogic Corp *	5,193	10,022
Rally Software Development Corp *	2,527	39,649
Rambus Inc *	11,423	143,644
RealD Inc *	4,071	52,068
RealPage Inc *	5,192	104,567
Reis Inc	72	1,846
RetailMeNot Inc *	3,128	56,335
Rocket Fuel Inc *	1,845	16,974
Rogers Corp *	517	42,503
Rubicon Technology Inc *	247	973
Ruckus Wireless Inc *	6,593	84,852
Rudolph Technologies Inc *	487	5,367
Sapiens International Corp NV * (Netherlands)	281	2,304
Science Applications International Corp	4,027	206,786
SciQuest Inc *	2,789	47,218
Semtech Corp *	6,753	179,934
ShoreTel Inc *	6,326	43,143

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Shutterstock Inc *	1,546	$106,164
Silicon Graphics International Corp *	3,427	29,781
Silicon Laboratories Inc *	3,000	152,310
Silver Spring Networks Inc *	3,313	29,618
Sonus Networks Inc *	4,967	39,140
Speed Commerce Inc *	3,838	2,451
SPS Commerce Inc *	1,640	110,044
SS&C Technologies Holdings Inc	6,852	426,880
Stamps.com Inc *	1,298	87,342
Super Micro Computer Inc *	3,456	114,774
Sykes Enterprises Inc *	376	9,344
Synaptics Inc *	3,626	294,812
Synchronoss Technologies Inc *	3,547	168,341
SYNNEX Corp	310	23,947
Syntel Inc *	3,142	162,536
Take-Two Interactive Software Inc *	664	16,902
Tangoe Inc *	3,942	54,400
TeleTech Holdings Inc	967	24,610
TESSCO Technologies Inc	28	690
Tessera Technologies Inc	3,126	125,915
Textura Corp *	1,890	51,370
The Hackett Group Inc	619	5,534
The Rubicon Project Inc *	751	13,458
The Ultimate Software Group Inc *	2,841	482,842
TiVo Inc *	3,282	34,822
Travelzoo Inc *	745	7,182
TrueCar Inc *	802	14,316
TubeMogul Inc *	119	1,645
Tyler Technologies Inc *	3,323	400,521
Ubiquiti Networks Inc	2,976	87,941
Ultra Clean Holdings Inc *	958	6,850
Ultratech Inc *	519	8,999
Unisys Corp *	3,166	73,483
Universal Display Corp *	4,076	190,553
Unwired Planet Inc *	9,017	5,156
Varonis Systems Inc *	492	12,625
VASCO Data Security International Inc *	2,974	64,060
Verint Systems Inc *	5,689	352,320
ViaSat Inc *	4,157	247,799
Violin Memory Inc *	8,138	30,680
VirnetX Holding Corp *	4,406	26,833
Virtusa Corp *	2,629	108,788
Vitesse Semiconductor Corp *	5,305	28,170
Vringo Inc *	6,645	4,322
Web.com Group Inc *	5,247	99,431
WebMD Health Corp *	3,896	170,781
WEX Inc *	3,915	420,314
Wix.com Ltd * (Israel)	1,404	26,901
Workiva Inc *	464	6,682
Xcerra Corp *	2,151	19,122
XO Group Inc *	2,714	47,956
Xoom Corp *	3,140	46,127
Yodlee Inc *	500	6,730
Zendesk Inc *	1,132	25,685
Zix Corp *	6,130	24,091

		24,062,624

Materials - 4.2%

A Schulman Inc	690	33,258
AEP Industries Inc *	374	20,585
Balchem Corp	3,051	168,964
Berry Plastics Group Inc *	5,130	185,655
Boise Cascade Co *	3,967	148,604
Calgon Carbon Corp	5,342	112,556
Chase Corp	612	26,763
Chemtura Corp *	7,312	199,544
Clearwater Paper Corp *	1,929	125,964
Coeur Mining Inc *	2,913	13,720
Deltic Timber Corp	1,127	74,664
Ferro Corp *	7,268	91,213

	Shares	Value
Flotek Industries Inc *	5,456	$80,421
FutureFuel Corp	446	4,580
Globe Specialty Metals Inc	6,376	120,634
Gold Resource Corp	3,959	12,629
Graphic Packaging Holding Co	32,929	478,788
Handy & Harman Ltd *	23	944
Hawkins Inc	164	6,230
Haynes International Inc	54	2,409
HB Fuller Co	5,030	215,636
Headwaters Inc *	7,368	135,129
Horsehead Holding Corp *	771	9,761
Innophos Holdings Inc	1,282	72,254
Innospec Inc	520	24,123
KapStone Paper & Packaging Corp	8,525	279,961
Koppers Holdings Inc	2,083	40,993
Kronos Worldwide Inc	215	2,720
Marrone Bio Innovations Inc *	1,503	5,817
Materion Corp	815	31,320
Minerals Technologies Inc	970	70,907
Myers Industries Inc	2,649	46,437
Neenah Paper Inc	866	54,160
Olympic Steel Inc	163	2,194
OMNOVA Solutions Inc *	4,811	41,038
PH Glatfelter Co	1,647	45,342
PolyOne Corp	8,888	331,967
Quaker Chemical Corp	927	79,388
Rentech Inc *	13,840	15,501
RTI International Metals Inc *	179	6,428
Ryerson Holding Corp *	271	1,726
Schweitzer-Mauduit International Inc	461	21,261
Senomyx Inc *	4,242	18,707
Sensient Technologies Corp	289	19,906
Stepan Co	907	37,786
Stillwater Mining Co *	11,306	146,074
SunCoke Energy Inc	4,666	69,710
Trecora Resources *	1,794	21,887
Trinseo SA * (Luxembourg)	301	5,960
United States Lime & Minerals Inc	184	11,868
US Concrete Inc *	1,436	48,652
Walter Energy Inc	1,578	978
Wausau Paper Corp	3,997	38,091
Worthington Industries Inc	5,167	137,494
Zep Inc	663	11,291

		4,010,592

Telecommunication Services - 0.7%

8x8 Inc *	2,882	24,209
Cincinnati Bell Inc *	5,098	17,996
Cogent Communications Holdings Inc	4,680	165,345
Consolidated Communications Holdings Inc	3,586	73,154
FairPoint Communications Inc *	1,647	28,987
General Communication Inc ‘A’ *	3,645	57,445
IDT Corp ‘B’	1,547	27,459
inContact Inc *	5,547	60,462
Inteliquent Inc	3,286	51,722
Intelsat SA * (Luxembourg)	764	9,168
Lumos Networks Corp	1,600	24,416
magicJack VocalTec Ltd * (Israel)	1,669	11,416
NTELOS Holdings Corp	801	3,845
Premiere Global Services Inc *	756	7,227
RingCentral Inc ‘A’ *	2,866	43,936
Shenandoah Telecommunications Co	2,082	64,875

		671,662

Utilities - 0.3%

Abengoa Yield PLC (United Kingdom)	168	5,675
American States Water Co	258	10,292
Ormat Technologies Inc	2,192	83,340
Pattern Energy Group Inc	4,363	123,560
SJW Corp	316	9,768

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Spark Energy Inc ‘A’	61	$900
TerraForm Power Inc ‘A’ *	1,099	40,124
The York Water Co	783	19,011
Vivint Solar Inc *	760	9,226

		301,896

Total Common Stocks (Cost $72,062,057)		93,704,577

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 2000 Growth	3,651	553,309

Total Exchange-Traded Fund (Cost $538,173)		553,309

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $2,197,783; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $2,244,388)	$2,197,783	2,197,783

Total Short-Term Investment (Cost $2,197,783)		2,197,783

TOTAL INVESTMENTS - 99.9% (Cost $74,804,373)		96,464,477

OTHER ASSETS & LIABILITIES, NET - 0.1%		48,690

NET ASSETS - 100.0%		$96,513,167

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $8,808 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini (06/15)	18	$54,327

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$8,808	$-	$-	$8,808
	Common Stocks (1)	93,704,577	93,704,577	-	-
	Exchange-Traded Fund	553,309	553,309	-	-
	Short-Term Investment	2,197,783	-	2,197,783	-
	Derivatives:
	Equity Contracts
	Futures	54,327	54,327	-	-

	Total	$96,518,804	$94,312,213	$2,197,783	$8,808

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	$14,246

Total Rights (Cost $0)		14,246

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.0%

Consumer Discretionary - 11.7%

1-800-Flowers.com Inc ‘A’ *	3,901	46,149
2U Inc *	996	25,478
Aeropostale Inc *	12,162	42,202
AH Belo Corp ‘A’	2,857	23,513
AMC Entertainment Holdings Inc ‘A’	3,283	116,514
America’s Car-Mart Inc *	1,006	54,575
American Eagle Outfitters Inc	30,097	514,057
American Public Education Inc *	128	3,837
Arctic Cat Inc	1,298	47,143
Ascent Capital Group Inc ‘A’ *	2,164	86,149
Barnes & Noble Inc *	6,386	151,667
Beazer Homes USA Inc *	2,368	41,961
bebe stores Inc	4,952	17,976
Belmond Ltd ‘A’ * (Bermuda)	14,905	183,033
Big 5 Sporting Goods Corp	2,813	37,329
Biglari Holdings Inc *	268	110,979
BJ’s Restaurants Inc *	2,554	128,849
Black Diamond Inc *	3,489	32,971
Bob Evans Farms Inc	3,838	177,546
Boot Barn Holdings Inc *	526	12,582
Boyd Gaming Corp *	2,358	33,484
Bravo Brio Restaurant Group Inc *	188	2,762
Bridgepoint Education Inc *	2,543	24,540
Brown Shoe Co Inc	3,512	115,194
Brunswick Corp	7,215	371,212
Build-A-Bear Workshop Inc *	587	11,535
Burlington Stores Inc *	478	28,403
Caesars Acquisition Co ‘A’ *	6,965	47,362
Caesars Entertainment Corp *	6,945	73,131
Callaway Golf Co	12,099	115,303
Career Education Corp *	10,259	51,603
Carriage Services Inc	2,101	50,151
Carrols Restaurant Group Inc *	5,432	45,031
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	10,812	28,760
Century Communities Inc *	541	10,458
Chegg Inc *	11,458	91,091
Churchill Downs Inc	728	83,698
Cinedigm Corp ‘A’ *	9,527	15,434
Citi Trends Inc *	2,374	64,098
Columbia Sportswear Co	1,351	82,276
Cooper Tire & Rubber Co	8,207	351,588
Cooper-Standard Holding Inc *	2,007	118,814
Core-Mark Holding Co Inc	3,205	206,146
Cracker Barrel Old Country Store Inc	185	28,146

	Shares	Value
Crocs Inc *	10,481	$123,781
Crown Media Holdings Inc ‘A’ *	1,116	4,464
CSS Industries Inc	1,452	43,778
Culp Inc	1,144	30,602
Cumulus Media Inc ‘A’ *	7,225	17,846
Daily Journal Corp *	172	31,510
Dana Holding Corp	13,248	280,328
Dave & Buster’s Entertainment Inc *	195	5,940
Denny’s Corp *	4,491	51,197
Destination Maternity Corp	1,894	28,524
Destination XL Group Inc *	4,501	22,235
Dex Media Inc *	2,322	9,729
DineEquity Inc	1,571	168,113
El Pollo Loco Holdings Inc *	288	7,376
Empire Resorts Inc *	2,419	11,127
Entercom Communications Corp ‘A’ *	3,844	46,705
Entravision Communications Corp ‘A’	502	3,178
Eros International PLC * (United Kingdom)	2,230	38,958
Escalade Inc	1,228	21,343
Ethan Allen Interiors Inc	3,935	108,763
EVINE Live Inc *	4,384	29,417
Express Inc *	12,353	204,195
Federal-Mogul Holdings Corp *	4,487	59,722
Flexsteel Industries Inc	752	23,530
Fred’s Inc ‘A’	5,729	97,909
FTD Cos Inc *	2,644	79,161
Fuel Systems Solutions Inc *	2,079	22,952
Gaiam Inc ‘A’ *	2,295	16,731
Genesco Inc *	3,400	242,182
Global Eagle Entertainment Inc *	1,501	19,978
Group 1 Automotive Inc	3,075	265,465
Guess? Inc	9,594	178,352
Harte-Hanks Inc	7,515	58,617
Haverty Furniture Cos Inc	3,141	78,148
Helen of Troy Ltd * (Bermuda)	2,771	225,809
Hemisphere Media Group Inc *	1,317	16,660
hhgregg Inc *	1,028	6,302
Houghton Mifflin Harcourt Co *	16,945	397,869
Hovnanian Enterprises Inc ‘A’ *	18,166	64,671
Iconix Brand Group Inc *	4,916	165,522
International Speedway Corp ‘A’	4,333	141,299
Interval Leisure Group Inc	1,438	37,690
Intrawest Resorts Holdings Inc *	2,056	17,928
Isle of Capri Casinos Inc *	3,316	46,590
ITT Educational Services Inc *	3,213	21,816
JAKKS Pacific Inc *	2,779	19,008
Johnson Outdoors Inc ‘A’	791	26,190
Journal Communications Inc ‘A’ *	6,971	103,310
K12 Inc *	3,028	47,600
KB Home	3,467	54,155
Kirkland’s Inc *	969	23,014
La Quinta Holdings Inc *	2,023	47,905
La-Z-Boy Inc	1,185	33,310
Lands’ End Inc *	2,569	92,176
LeapFrog Enterprises Inc *	9,681	21,105
Lee Enterprises Inc *	8,112	25,715
LGI Homes Inc *	1,701	28,339
Libbey Inc	230	9,179
Life Time Fitness Inc *	5,969	423,560
Lifetime Brands Inc	1,589	24,280
M/I Homes Inc *	3,823	91,140
MarineMax Inc *	3,867	102,514
Marriott Vacations Worldwide Corp	4,174	338,303
Martha Stewart Living Omnimedia Inc ‘A’ *	1,065	6,922
MDC Holdings Inc	6,105	173,992
MDC Partners Inc ‘A’ (Canada)	4,979	141,155
Media General Inc *	12,407	204,591
Meredith Corp	5,587	311,587
Meritage Homes Corp *	6,097	296,558
Metaldyne Performance Group Inc *	739	13,317

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Modine Manufacturing Co *	5,277	$71,081
Monarch Casino & Resort Inc *	1,484	28,404
Morgans Hotel Group Co *	3,047	23,614
Movado Group Inc	1,511	43,094
NACCO Industries Inc ‘A’	702	37,199
National CineMedia Inc	7,421	112,057
Nautilus Inc *	1,834	28,005
New Media Investment Group Inc	6,924	165,691
New York & Co Inc *	2,236	5,590
Office Depot Inc *	82,847	762,192
Orbitz Worldwide Inc *	4,391	51,199
Pacific Sunwear of California Inc *	1,611	4,446
Penn National Gaming Inc *	12,249	191,819
Perry Ellis International Inc *	1,893	43,842
Quiksilver Inc *	8,259	15,279
ReachLocal Inc *	691	2,011
Reading International Inc ‘A’ *	2,629	35,360
Regis Corp *	6,786	111,019
Remy International Inc	4,443	98,679
Rent-A-Center Inc	8,215	225,420
Rentrak Corp *	125	6,945
Ruby Tuesday Inc *	9,642	57,948
Ruth’s Hospitality Group Inc	1,945	30,887
Saga Communications Inc ‘A’	463	20,622
Salem Media Group Inc ‘A’	1,649	10,158
Scholastic Corp	4,116	168,509
Scientific Games Corp ‘A’ *	2,929	30,667
Sears Hometown & Outlet Stores Inc *	1,707	13,178
Sequential Brands Group Inc *	465	4,975
SFX Entertainment Inc *	6,612	27,043
Shake Shack Inc ‘A’ *	191	9,560
Shiloh Industries Inc *	83	1,165
Shoe Carnival Inc	2,315	68,154
Shutterfly Inc *	2,357	106,631
Sizmek Inc *	3,366	24,437
Skechers U.S.A. Inc ‘A’ *	1,583	113,834
Skullcandy Inc *	3,004	33,945
Sonic Automotive Inc ‘A’	6,204	154,480
Sonic Corp	2,533	80,296
Spartan Motors Inc	5,386	26,122
Speedway Motorsports Inc	1,763	40,108
Sportsman’s Warehouse Holdings Inc *	812	6,488
Stage Stores Inc	4,936	113,133
Standard Motor Products Inc	1,212	51,219
Standard Pacific Corp *	22,566	203,094
Stein Mart Inc	4,362	54,307
Steiner Leisure Ltd * (Bahamas)	2,115	100,251
Stoneridge Inc *	1,048	11,832
Strattec Security Corp	99	7,310
Superior Industries International Inc	3,688	69,814
Systemax Inc *	1,737	21,226
The Bon-Ton Stores Inc	2,275	15,834
The Cato Corp ‘A’	3,618	143,273
The Children’s Place Inc	3,427	219,979
The Dixie Group Inc *	425	3,846
The EW Scripps Co ‘A’ *	4,861	138,247
The Finish Line Inc ‘A’	5,625	137,925
The Habit Restaurants Inc ‘A’ *	174	5,592
The Marcus Corp	2,752	58,590
The McClatchy Co ‘A’ *	9,922	18,256
The Men’s Wearhouse Inc	1,522	79,448
The New Home Co Inc *	1,324	21,118
The New York Times Co ‘A’	21,526	296,198
The Pep Boys-Manny Moe & Jack *	8,310	79,942
The Ryland Group Inc	7,268	354,242
Tilly’s Inc ‘A’ *	1,662	26,010
Time Inc	17,053	382,669
Townsquare Media Inc ‘A’ *	564	7,247
Travelport Worldwide Ltd (Bermuda)	2,635	44,004
TRI Pointe Homes Inc *	20,712	319,586

	Shares	Value
Tuesday Morning Corp *	1,253	$20,173
UCP Inc ‘A’ *	1,257	10,936
Unifi Inc *	2,278	82,213
Universal Technical Institute Inc	3,415	32,784
Vitamin Shoppe Inc *	2,386	98,279
VOXX International Corp *	3,083	28,240
Wayfair Inc ‘A’ *	1,105	35,493
WCI Communities Inc *	1,859	44,523
Weight Watchers International Inc *	331	2,314
West Marine Inc *	2,656	24,621
Weyco Group Inc	1,038	31,036
William Lyon Homes ‘A’ *	2,378	61,400
Zumiez Inc *	679	27,330

		16,713,354

Consumer Staples - 2.7%

Alico Inc	431	22,093
Alliance One International Inc *	12,635	13,899
B&G Foods Inc	471	13,862
Boulder Brands Inc *	610	5,813
Central Garden & Pet Co ‘A’ *	5,942	63,104
Coca-Cola Bottling Co Consolidated	49	5,540
Craft Brew Alliance Inc *	285	3,887
Darling Ingredients Inc *	20,582	288,354
Dean Foods Co	14,577	240,958
Diplomat Pharmacy Inc *	1,099	38,003
Elizabeth Arden Inc *	4,042	63,055
Fresh Del Monte Produce Inc (Cayman)	5,203	202,449
Freshpet Inc *	800	15,544
HRG Group Inc *	7,592	94,748
Ingles Markets Inc ‘A’	1,832	90,647
Inter Parfums Inc	2,410	78,614
John B Sanfilippo & Son Inc	1,290	55,599
Lancaster Colony Corp	1,068	101,642
Landec Corp *	4,198	58,562
Nature’s Sunshine Products Inc	1,755	23,026
Nutraceutical International Corp *	1,391	27,403
Oil-Dri Corp of America	632	21,267
Omega Protein Corp *	3,215	44,013
Orchids Paper Products Co	218	5,877
Post Holdings Inc *	8,109	379,826
Revlon Inc ‘A’ *	1,335	55,002
Roundy’s Inc *	6,249	30,558
Sanderson Farms Inc	506	40,303
Seaboard Corp *	41	169,412
Seneca Foods Corp ‘A’ *	1,296	38,634
Smart & Final Stores Inc *	1,018	17,917
Snyder’s-Lance Inc	7,399	236,472
SpartanNash Co	5,867	185,163
SUPERVALU Inc *	31,357	364,682
Synutra International Inc *	196	1,254
The Andersons Inc	341	14,107
The Chefs’ Warehouse Inc *	473	10,609
The Female Health Co	854	2,417
Tootsie Roll Industries Inc	284	9,643
TreeHouse Foods Inc *	3,153	268,068
Universal Corp	3,590	169,304
Vector Group Ltd	4,417	97,041
Village Super Market Inc ‘A’	1,062	33,389
Weis Markets Inc	1,708	84,990

		3,786,750

Energy - 3.7%

Adams Resources & Energy Inc	319	21,440
Alon USA Energy Inc	2,911	48,235
Alpha Natural Resources Inc *	34,733	34,730
American Eagle Energy Corp *	4,008	721
Amyris Inc *	4,389	10,534
Approach Resources Inc *	3,422	22,551
Arch Coal Inc *	33,867	33,864

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Ardmore Shipping Corp	2,882	$29,022
Aspen Aerogels Inc *	293	2,133
Bill Barrett Corp *	7,789	64,649
Bristow Group Inc	5,502	299,584
C&J Energy Services Ltd * (Bermuda)	1,007	11,208
Callon Petroleum Co *	10,186	76,089
CHC Group Ltd * (Cayman)	5,015	6,670
Clean Energy Fuels Corp *	4,712	25,139
Cloud Peak Energy Inc *	9,580	55,756
Comstock Resources Inc	7,261	25,922
Contango Oil & Gas Co *	2,673	58,806
Delek US Holdings Inc	4,440	176,490
DHT Holdings Inc	14,439	100,784
Dorian LPG Ltd *	1,140	14,854
Eclipse Resources Corp *	2,448	13,758
Emerald Oil Inc *	12,035	8,906
Energy XXI Ltd (Bermuda)	14,367	52,296
Era Group Inc *	3,171	66,084
EXCO Resources Inc	14,375	26,306
Exterran Holdings Inc	9,060	304,144
FMSA Holdings Inc *	2,589	18,744
Forum Energy Technologies Inc *	5,874	115,130
Frontline Ltd * (Bermuda)	11,346	25,415
GasLog Ltd (Bermuda)	5,348	103,858
Gastar Exploration Inc *	473	1,239
Geospace Technologies Corp *	1,770	29,223
Green Plains Inc	870	24,838
Gulf Island Fabrication Inc	1,413	20,997
Gulfmark Offshore Inc ‘A’	3,898	50,830
Halcon Resources Corp *	40,736	62,733
Hallador Energy Co	1,610	18,821
Harvest Natural Resources Inc *	6,067	2,712
Helix Energy Solutions Group Inc *	16,446	246,032
Hercules Offshore Inc *	24,241	10,162
Hornbeck Offshore Services Inc *	5,681	106,860
Independence Contract Drilling Inc *	997	6,949
ION Geophysical Corp *	16,457	35,712
Key Energy Services Inc *	20,036	36,466
Matador Resources Co *	4,977	109,096
McDermott International Inc * (Panama)	36,611	140,586
Midstates Petroleum Co Inc *	5,286	4,493
Miller Energy Resources Inc *	4,530	2,832
Mitcham Industries Inc *	1,783	8,202
Natural Gas Services Group Inc *	1,869	35,922
Navios Maritime Acquisition Corp	12,722	45,036
Newpark Resources Inc *	13,241	120,625
Nordic American Offshore Ltd *	1,553	14,225
Nordic American Tankers Ltd (Bermuda)	13,924	165,835
North Atlantic Drilling Ltd (Bermuda)	8,154	9,459
Northern Oil & Gas Inc *	9,591	73,947
Nuverra Environmental Solutions Inc *	2,249	8,006
Pacific Ethanol Inc *	3,388	36,557
Parker Drilling Co *	18,930	66,066
PDC Energy Inc *	5,736	309,973
Penn Virginia Corp *	10,235	66,323
PetroQuest Energy Inc *	925	2,127
PHI Inc *	1,852	55,708
Pioneer Energy Services Corp *	2,564	13,897
Renewable Energy Group Inc *	5,278	48,663
Resolute Energy Corp *	11,454	6,453
REX American Resources Corp *	212	12,892
Rosetta Resources Inc *	9,990	170,030
RSP Permian Inc *	2,792	70,330
Sanchez Energy Corp *	3,208	41,736
Scorpio Tankers Inc	25,503	240,238
SEACOR Holdings Inc *	2,894	201,625
Ship Finance International Ltd (Bermuda)	9,217	136,412
Stone Energy Corp *	8,771	128,758
Swift Energy Co *	6,553	14,154
Teekay Tankers Ltd ‘A’	12,532	71,934

	Shares	Value
Tesco Corp (Canada)	4,936	$56,122
TETRA Technologies Inc *	12,121	74,908
TransAtlantic Petroleum Ltd * (Bermuda)	1,798	9,601
Triangle Petroleum Corp *	4,675	23,515
VAALCO Energy Inc *	7,999	19,598
Vantage Drilling Co * (Cayman)	32,282	10,572
W&T Offshore Inc	3,241	16,561
Warren Resources Inc *	11,022	9,810
Westmoreland Coal Co *	2,334	62,458

		5,222,681

Financials - 39.2%

1st Source Corp	2,324	74,670
Acadia Realty Trust REIT	10,638	371,053
AG Mortgage Investment Trust Inc REIT	4,610	86,852
Agree Realty Corp REIT	2,800	92,316
Alexander & Baldwin Inc	7,553	326,139
Alexander’s Inc REIT	23	10,501
Altisource Asset Management Corp *	41	7,590
Altisource Residential Corp REIT	8,894	185,529
Ambac Financial Group Inc *	6,736	163,011
American Assets Trust Inc REIT	3,751	162,343
American Capital Mortgage Investment Corp REIT	8,143	146,248
American Equity Investment Life Holding Co	11,557	336,655
American National Bankshares Inc	1,350	30,483
American Residential Properties Inc REIT *	5,044	90,742
Ameris Bancorp	4,674	123,347
AMERISAFE Inc	2,902	134,217
Ames National Corp	1,249	31,038
AmTrust Financial Services Inc	1,313	74,821
Anchor BanCorp Wisconsin Inc *	1,032	35,841
Anworth Mortgage Asset Corp REIT	17,046	86,764
Apollo Commercial Real Estate Finance Inc REIT	9,230	158,571
Apollo Residential Mortgage Inc REIT	5,007	79,862
Ares Commercial Real Estate Corp REIT	4,742	52,399
Argo Group International Holdings Ltd (Bermuda)	4,453	223,318
Arlington Asset Investment Corp ‘A’	3,015	72,541
Armada Hoffler Properties Inc REIT	4,045	43,120
ARMOUR Residential REIT Inc	56,090	177,805
Arrow Financial Corp	1,658	45,015
Ashford Hospitality Prime Inc REIT	3,818	64,028
Ashford Hospitality Trust Inc REIT	12,449	119,759
Ashford Inc *	121	14,370
Associated Estates Realty Corp REIT	9,019	222,589
Astoria Financial Corp	13,505	174,890
Atlas Financial Holdings Inc * (Cayman)	94	1,661
AV Homes Inc *	1,707	27,244
Aviv REIT Inc	2,845	103,842
Baldwin & Lyons Inc ‘B’	1,418	33,266
Banc of California Inc	5,187	63,852
BancFirst Corp	1,097	66,895
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	4,631	151,850
BancorpSouth Inc	14,854	344,910
Bank Mutual Corp	7,083	51,848
Bank of Marin Bancorp	940	47,846
Bank of the Ozarks Inc	803	29,655
BankFinancial Corp	2,768	36,372
Banner Corp	3,046	139,811
BBCN Bancorp Inc	12,379	179,124
BBX Capital Corp ‘A’ *	1,215	22,599
Beneficial Bancorp Inc *	5,044	56,947
Berkshire Hills Bancorp Inc	3,936	109,027
BGC Partners Inc ‘A’	19,728	186,430
Blue Hills Bancorp Inc *	4,437	58,657
BNC Bancorp	3,074	55,639
Boston Private Financial Holdings Inc	12,457	151,353

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Bridge Bancorp Inc	1,837	$47,450
Bridge Capital Holdings *	1,514	39,531
Brookline Bancorp Inc	11,013	110,681
Bryn Mawr Bank Corp	2,505	76,177
C1 Financial Inc *	508	9,525
Calamos Asset Management Inc ‘A’	2,769	37,243
Camden National Corp	1,163	46,334
Campus Crest Communities Inc REIT	10,141	72,610
Capital Bank Financial Corp ‘A’ *	3,561	98,319
Capital City Bank Group Inc	1,646	26,748
Capitol Federal Financial Inc	22,259	278,237
Capstead Mortgage Corp REIT	15,220	179,139
Cardinal Financial Corp	4,710	94,106
CareTrust REIT Inc	239	3,241
Cascade Bancorp *	4,558	21,878
Cash America International Inc	4,405	102,636
CatchMark Timber Trust Inc ‘A’ REIT	3,135	36,742
Cathay General Bancorp	12,382	352,268
Cedar Realty Trust Inc REIT	13,347	99,969
Centerstate Banks Inc	5,575	66,398
Central Pacific Financial Corp	2,498	57,379
Century Bancorp Inc ‘A’	578	22,947
Chambers Street Properties REIT	37,123	292,529
Charter Financial Corp	2,665	30,648
Chatham Lodging Trust REIT	6,004	176,578
Chemical Financial Corp	5,091	159,654
Chesapeake Lodging Trust REIT	8,581	290,295
CIFC Corp	812	6,212
Citizens & Northern Corp	1,902	38,382
Citizens Inc *	6,912	42,578
City Holding Co	2,443	114,894
Clifton Bancorp Inc	4,045	57,075
CNB Financial Corp	2,226	37,887
CNO Financial Group Inc	31,715	546,132
CoBiz Financial Inc	5,640	69,485
Colony Financial Inc REIT	16,718	433,331
Columbia Banking System Inc	8,938	258,934
Community Bank System Inc	6,332	224,089
Community Trust Bancorp Inc	2,433	80,678
CommunityOne Bancorp *	1,608	15,823
ConnectOne Bancorp Inc	3,516	68,421
Consolidated-Tomoka Land Co	484	28,875
Consumer Portfolio Services Inc *	3,199	22,361
CorEnergy Infrastructure Trust Inc REIT	7,353	50,956
Cousins Properties Inc REIT	34,180	362,308
Cowen Group Inc ‘A’ *	18,015	93,678
Crawford & Co ‘B’	3,228	27,890
CU Bancorp *	1,537	34,967
CubeSmart REIT	25,125	606,769
Customers Bancorp Inc *	3,976	96,855
CVB Financial Corp	16,469	262,516
CyrusOne Inc REIT	5,122	159,397
CYS Investments Inc REIT	25,491	227,125
DCT Industrial Trust Inc REIT	12,864	445,866
DiamondRock Hospitality Co REIT	30,377	429,227
Dime Community Bancshares Inc	5,113	82,319
Donegal Group Inc ‘A’	1,280	20,122
DuPont Fabros Technology Inc REIT	6,809	222,518
Dynex Capital Inc REIT	8,905	75,425
Eagle Bancorp Inc *	1,159	44,506
Easterly Government Properties Inc REIT *	1,653	26,531
EastGroup Properties Inc REIT	444	26,702
Education Realty Trust Inc REIT	5,181	183,304
EMC Insurance Group Inc	755	25,519
Employers Holdings Inc	2,084	56,247
Encore Capital Group Inc *	1,295	53,859
Enova International Inc *	4,028	79,311
Enstar Group Ltd * (Bermuda)	1,324	187,823
Enterprise Bancorp Inc	1,141	24,246
Enterprise Financial Services Corp	3,037	62,744

	Shares	Value
EPR Properties REIT	8,884	$533,307
Equity One Inc REIT	10,206	272,398
EverBank Financial Corp	14,169	255,467
Excel Trust Inc REIT	9,646	135,237
Ezcorp Inc ‘A’ *	8,046	73,460
FBL Financial Group Inc ‘A’	1,491	92,457
FBR & Co *	1,187	27,432
FCB Financial Holdings Inc ‘A’ *	1,269	34,733
Federal Agricultural Mortgage Corp ‘C’	1,583	44,625
Federated National Holding Co	241	7,375
FelCor Lodging Trust Inc REIT	19,381	222,688
Fidelity & Guaranty Life	1,794	38,033
Fidelity Southern Corp	2,549	43,027
Fifth Street Asset Management Inc	546	6,153
Financial Institutions Inc	2,109	48,359
First American Financial Corp	16,534	589,933
First Bancorp Inc	1,481	25,843
First Bancorp NC	2,991	52,522
First BanCorp PR *	16,236	100,663
First Busey Corp	11,218	75,048
First Business Financial Services Inc	632	27,328
First Citizens BancShares Inc ‘A’	1,493	387,717
First Commonwealth Financial Corp	14,646	131,814
First Community Bancshares Inc	2,614	45,823
First Connecticut Bancorp Inc	2,523	38,779
First Defiance Financial Corp	1,501	49,263
First Financial Bancorp	8,982	159,969
First Financial Bankshares Inc	4,485	123,965
First Financial Corp	1,800	64,602
First Financial Northwest Inc	2,109	26,046
First Industrial Realty Trust Inc REIT	17,056	365,510
First Interstate BancSystem Inc ‘A’	2,823	78,536
First Merchants Corp	5,585	131,471
First Midwest Bancorp Inc	11,711	203,420
First NBC Bank Holding Co *	2,308	76,118
First Potomac Realty Trust REIT	9,281	110,351
FirstMerit Corp	25,605	488,031
Flagstar Bancorp Inc *	3,179	46,127
Flushing Financial Corp	4,758	95,493
FNB Corp	27,020	355,043
Forestar Group Inc *	4,969	78,361
Fox Chase Bancorp Inc	1,860	31,304
Franklin Street Properties Corp REIT	14,182	181,813
FRP Holdings Inc *	1,001	36,436
FXCM Inc ‘A’	6,901	14,699
Gain Capital Holdings Inc	3,510	34,293
German American Bancorp Inc	2,012	59,213
Getty Realty Corp REIT	4,026	73,273
Glacier Bancorp Inc	11,590	291,488
Gladstone Commercial Corp REIT	3,295	61,320
Global Indemnity PLC * (Ireland)	1,267	35,159
Government Properties Income Trust REIT	10,090	230,556
Gramercy Property Trust Inc REIT	7,289	204,595
Great Ajax Corp REIT *	662	9,619
Great Southern Bancorp Inc	1,606	63,260
Great Western Bancorp Inc	2,884	63,477
Green Bancorp Inc *	718	8,027
Green Dot Corp ‘A’ *	4,903	78,056
Greenlight Capital Re Ltd ‘A’ * (Cayman)	4,410	140,238
Guaranty Bancorp	2,275	38,584
Hallmark Financial Services Inc *	2,227	23,606
Hampton Roads Bankshares Inc *	5,722	10,815
Hancock Holding Co	12,742	380,476
Hanmi Financial Corp	4,953	104,756
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	4,155	75,953
Hatteras Financial Corp REIT	15,114	274,470
HCI Group Inc	409	18,761
Healthcare Realty Trust Inc REIT	15,008	416,922
Heartland Financial USA Inc	2,463	80,368

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Heritage Commerce Corp	3,284	$29,983
Heritage Financial Corp	4,685	79,645
Heritage Oaks Bancorp	3,344	27,789
Hersha Hospitality Trust REIT	31,419	203,281
Highwoods Properties Inc REIT	13,993	640,600
Hilltop Holdings Inc *	11,597	225,446
Home BancShares Inc	1,600	54,224
Home Loan Servicing Solutions Ltd (Cayman)	10,985	181,692
HomeStreet Inc *	3,465	63,479
HomeTrust Bancshares Inc *	3,218	51,391
Horace Mann Educators Corp	6,335	216,657
Horizon Bancorp	1,483	34,687
Hudson Pacific Properties Inc REIT	10,226	339,401
Hudson Valley Holding Corp	2,286	58,430
IBERIABANK Corp	4,859	306,263
Independence Holding Co	1,206	16,390
Independent Bank Corp MA	3,966	173,988
Independent Bank Corp MI	2,543	32,627
Independent Bank Group Inc	826	32,140
Infinity Property & Casualty Corp	1,138	93,373
InfraREIT Inc	3,068	87,714
Inland Real Estate Corp REIT	13,775	147,255
International Bancshares Corp	8,464	220,318
INTL FCStone Inc *	1,864	55,417
Invesco Mortgage Capital Inc REIT	19,268	299,232
Investment Technology Group Inc *	5,300	160,643
Investors Bancorp Inc	49,040	574,749
Investors Real Estate Trust REIT	17,685	132,637
iStar Financial Inc REIT *	13,260	172,380
James River Group Holdings Ltd (Bermuda)	1,411	33,201
Janus Capital Group Inc	23,299	400,510
Kansas City Life Insurance Co	570	26,180
KCG Holdings Inc ‘A’ *	6,971	85,464
Kearny Financial Corp *	1,901	25,816
Kemper Corp	6,721	261,850
Kennedy-Wilson Holdings Inc	10,294	269,085
Kite Realty Group Trust REIT	5,197	146,399
Ladder Capital Corp ‘A’ REIT *	2,332	43,165
Lakeland Bancorp Inc	5,827	67,010
Lakeland Financial Corp	2,567	104,169
LaSalle Hotel Properties REIT	17,323	673,172
LegacyTexas Financial Group Inc	5,807	131,993
LendingTree Inc *	536	30,021
Lexington Realty Trust REIT	32,195	316,477
LTC Properties Inc REIT	5,465	251,390
Macatawa Bank Corp	4,078	21,817
Mack-Cali Realty Corp REIT	13,833	266,700
Maiden Holdings Ltd (Bermuda)	7,010	103,958
MainSource Financial Group Inc	3,161	62,082
Manning & Napier Inc	2,261	29,416
Marlin Business Services Corp	1,305	26,139
MB Financial Inc	10,325	323,276
Meadowbrook Insurance Group Inc	7,593	64,540
Medical Properties Trust Inc REIT	32,280	475,807
Medley Management Inc ‘A’	349	3,836
Mercantile Bank Corp	2,590	50,634
Merchants Bancshares Inc	800	23,336
Meta Financial Group Inc	983	39,055
Metro Bancorp Inc	2,161	59,579
MGIC Investment Corp *	30,589	294,572
MidSouth Bancorp Inc	1,368	20,178
MidWestOne Financial Group Inc	1,077	31,050
Moelis & Co ‘A’	1,031	31,054
Monmouth Real Estate Investment Corp REIT	8,833	98,135
Montpelier Re Holdings Ltd (Bermuda)	5,698	219,031
National Bank Holdings Corp ‘A’	5,417	101,894
National Bankshares Inc	1,083	32,317
National General Holdings Corp	5,527	103,355

	Shares	Value
National Interstate Corp	851	$23,896
National Penn Bancshares Inc	19,278	207,624
National Western Life Insurance Co ‘A’	350	89,005
NBT Bancorp Inc	6,798	170,358
Nelnet Inc ‘A’	3,236	153,128
New Residential Investment Corp REIT	21,959	330,044
New York Mortgage Trust Inc REIT	16,661	129,289
New York REIT Inc	25,428	266,485
NewBridge Bancorp	5,209	46,464
NewStar Financial Inc *	4,060	47,624
Nicholas Financial Inc * (Canada)	979	13,716
NMI Holdings Inc ‘A’ *	7,915	59,283
Northfield Bancorp Inc	7,379	109,357
Northrim BanCorp Inc	1,045	25,644
Northwest Bancshares Inc	14,769	175,013
OceanFirst Financial Corp	2,076	35,853
OFG Bancorp	7,020	114,566
Old Line Bancshares Inc	1,243	19,639
Old National Bancorp	18,324	260,018
OM Asset Management PLC (United Kingdom)	1,664	31,017
On Deck Capital Inc *	1,459	31,062
One Liberty Properties Inc REIT	1,972	48,156
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	3,564	54,208
Oppenheimer Holdings Inc ‘A’	1,574	36,926
Opus Bank	784	24,210
Oritani Financial Corp	7,149	104,018
Owens Realty Mortgage Inc REIT	1,695	25,391
Pacific Continental Corp	2,901	38,351
Pacific Premier Bancorp Inc *	3,209	51,954
Palmetto Bancshares Inc	729	13,851
Park National Corp	1,989	170,179
Park Sterling Corp	7,076	50,240
Parkway Properties Inc REIT	12,347	214,220
Patriot National Inc *	750	9,525
Peapack Gladstone Financial Corp	2,321	50,134
Pebblebrook Hotel Trust REIT	11,140	518,790
Penns Woods Bancorp Inc	771	37,710
Pennsylvania REIT	10,755	249,839
PennyMac Financial Services Inc ‘A’ *	727	12,337
PennyMac Mortgage Investment Trust REIT	8,472	180,369
Peoples Bancorp Inc	2,387	56,429
Peoples Financial Services Corp	1,177	52,812
PHH Corp *	7,930	191,668
Physicians Realty Trust REIT	11,045	194,502
PICO Holdings Inc *	3,557	57,659
Pinnacle Financial Partners Inc	5,532	245,953
Piper Jaffray Cos *	2,542	133,353
Preferred Bank	1,814	49,831
Primerica Inc	8,481	431,683
PrivateBancorp Inc	11,074	389,473
Prosperity Bancshares Inc	10,802	566,889
Provident Financial Services Inc	9,389	175,105
PS Business Parks Inc REIT	1,520	126,221
Radian Group Inc	23,635	396,832
RAIT Financial Trust REIT	12,804	87,835
Ramco-Gershenson Properties Trust REIT	12,118	225,395
RE/MAX Holdings Inc ‘A’	1,680	55,793
Redwood Trust Inc REIT	13,021	232,685
Regional Management Corp *	1,614	23,823
RenaissanceRe Holdings Ltd (Bermuda)	1	100
Renasant Corp	4,894	147,065
Republic Bancorp Inc ‘A’	1,520	37,590
Republic First Bancorp Inc *	4,764	17,293
Resource America Inc ‘A’	2,438	22,186
Resource Capital Corp REIT	20,611	93,574
Retail Opportunity Investments Corp REIT	14,018	256,529
Rexford Industrial Realty Inc REIT	9,068	143,365
RLI Corp	6,680	350,099

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
RLJ Lodging Trust REIT	20,305	$635,750
Rouse Properties Inc REIT	5,867	111,238
Ryman Hospitality Properties Inc REIT	3,325	202,526
S&T Bancorp Inc	5,038	142,978
Sabra Health Care REIT Inc	600	19,890
Safeguard Scientifics Inc *	3,256	58,868
Safety Insurance Group Inc	2,017	120,516
Sandy Spring Bancorp Inc	3,918	102,769
Saul Centers Inc REIT	216	12,355
Seacoast Banking Corp of Florida *	3,009	42,938
Select Income REIT	5,850	146,191
Selective Insurance Group Inc	8,744	254,013
ServisFirst Bancshares Inc	219	7,225
Sierra Bancorp	1,878	31,363
Silver Bay Realty Trust Corp REIT	5,641	91,159
Simmons First National Corp ‘A’	3,521	160,100
South State Corp	3,749	256,394
Southside Bancshares Inc	3,731	107,042
Southwest Bancorp Inc	3,028	53,868
Sovran Self Storage Inc REIT	728	68,388
Springleaf Holdings Inc *	3,819	197,710
Square 1 Financial Inc ‘A’ *	725	19,408
STAG Industrial Inc REIT	8,882	208,905
Starwood Waypoint Residential Trust REIT	6,168	159,443
State Auto Financial Corp	2,347	57,009
State Bank Financial Corp	5,457	114,597
State National Cos Inc	2,992	29,770
Sterling Bancorp	14,142	189,644
Stewart Information Services Corp	3,348	136,063
Stifel Financial Corp *	10,148	565,751
Stock Yards Bancorp Inc	2,273	78,259
Stonegate Bank	1,540	46,493
Stonegate Mortgage Corp *	1,814	19,627
STORE Capital Corp REIT	4,978	116,236
Strategic Hotels & Resorts Inc REIT *	9,789	121,677
Suffolk Bancorp	1,760	41,818
Summit Hotel Properties Inc REIT	13,354	187,891
Sun Bancorp Inc *	1,276	24,129
Sunstone Hotel Investors Inc REIT	31,873	531,323
Susquehanna Bancshares Inc	29,038	398,111
Symetra Financial Corp	11,706	274,623
Talmer Bancorp Inc ‘A’	2,808	43,005
Tejon Ranch Co *	1,905	50,387
Terreno Realty Corp REIT	6,727	153,376
Territorial Bancorp Inc	1,356	32,219
Texas Capital Bancshares Inc *	4,607	224,131
The Bancorp Inc *	5,078	45,854
The Bank of Kentucky Financial Corp	985	48,314
The First of Long Island Corp	1,916	48,858
The Geo Group Inc REIT	11,290	493,825
The JG Wentworth Co ‘A’ *	1,770	18,390
The Navigators Group Inc *	1,627	126,646
The Phoenix Cos Inc *	871	43,541
The St Joe Co *	351	6,515
Third Point Reinsurance Ltd * (Bermuda)	8,861	125,383
Tiptree Financial Inc ‘A’ *	1,331	8,825
Tompkins Financial Corp	2,307	124,232
TowneBank	6,692	107,607
Trade Street Residential Inc REIT	2,852	20,420
TriCo Bancshares	3,508	84,648
TriState Capital Holdings Inc *	3,493	36,572
Triumph Bancorp Inc *	1,263	17,253
TrustCo Bank Corp NY	14,723	101,294
Trustmark Corp	10,505	255,061
UMB Financial Corp	5,830	308,349
UMH Properties Inc REIT	3,080	31,016
Umpqua Holdings Corp	25,784	442,969
Union Bankshares Corp	7,198	159,868
United Bankshares Inc	10,742	403,684
United Community Banks Inc	7,776	146,811

	Shares	Value
United Community Financial Corp	7,848	$42,850
United Financial Bancorp Inc	6,402	79,577
United Fire Group Inc	3,203	101,759
United Insurance Holdings Corp	189	4,253
Universal Insurance Holdings Inc	305	7,805
Univest Corp of Pennsylvania	2,483	49,139
Urstadt Biddle Properties Inc ‘A’ REIT	1,274	29,378
Valley National Bancorp	35,323	333,449
Walker & Dunlop Inc *	2,650	46,985
Walter Investment Management Corp *	5,886	95,059
Washington Federal Inc	15,668	341,641
Washington REIT	10,437	288,374
Washington Trust Bancorp Inc	2,277	86,959
Waterstone Financial Inc	5,329	68,424
Webster Financial Corp	13,979	517,922
WesBanco Inc	5,085	165,669
West Bancorp Inc	2,446	48,651
Westamerica Bancorp	4,101	177,204
Western Alliance Bancorp *	5,469	162,101
Western Asset Mortgage Capital Corp REIT	6,491	97,884
Whitestone REIT	3,658	58,089
Wilshire Bancorp Inc	10,926	108,932
Wintrust Financial Corp	7,237	345,060
WSFS Financial Corp	1,382	104,521
Yadkin Financial Corp *	3,183	64,615

		55,914,608

Health Care - 5.8%

AAC Holdings Inc *	361	11,039
ACADIA Pharmaceuticals Inc *	948	30,895
Aceto Corp	3,804	83,688
Achillion Pharmaceuticals Inc *	14,025	138,286
Addus HomeCare Corp *	858	19,751
Adeptus Health Inc ‘A’ *	379	19,033
Affymetrix Inc *	8,562	107,539
Agenus Inc *	2,233	11,455
Albany Molecular Research Inc *	3,704	65,190
Alliance HealthCare Services Inc *	516	11,445
Almost Family Inc *	1,271	56,826
AMAG Pharmaceuticals Inc *	1,072	58,596
Amedisys Inc *	4,259	114,056
AMN Healthcare Services Inc *	7,240	167,027
Amphastar Pharmaceuticals Inc *	221	3,306
Amsurg Corp *	5,154	317,074
Anacor Pharmaceuticals Inc *	3,273	189,343
Analogic Corp	1,936	175,982
AngioDynamics Inc *	3,794	67,495
Ardelyx Inc *	132	1,728
Array BioPharma Inc *	4,167	30,711
Atara Biotherapeutics Inc *	124	5,155
AtriCure Inc *	1,132	23,195
Avalanche Biotechnologies Inc *	146	5,916
Bellicum Pharmaceuticals Inc *	163	3,777
Bio-Reference Laboratories Inc *	290	10,220
BioCryst Pharmaceuticals Inc *	2,164	19,541
BioScrip Inc *	10,711	47,450
BioTelemetry Inc *	1,697	15,018
Calithera Biosciences Inc *	127	2,085
Castlight Health Inc ‘B’ *	315	2,444
Catalent Inc *	790	24,609
Celldex Therapeutics Inc *	1,410	39,297
Cellular Dynamics International Inc *	65	1,068
ChemoCentryx Inc *	4,222	31,876
Civitas Solutions Inc *	578	12,103
Coherus Biosciences Inc *	148	4,526
CONMED Corp	4,241	214,128
Connecture Inc *	295	3,053
Cross Country Healthcare Inc *	4,848	57,497
CryoLife Inc	4,315	44,747
Cynosure Inc ‘A’ *	2,306	70,725

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Cytokinetics Inc *	5,408	$36,666
Cytori Therapeutics Inc *	4,546	5,364
CytRx Corp *	6,297	21,221
Derma Sciences Inc *	3,605	30,534
Dermira Inc *	143	2,195
Dynavax Technologies Corp *	4,436	99,499
Emergent Biosolutions Inc *	3,882	111,646
Entellus Medical Inc *	338	7,402
Exactech Inc *	1,552	39,778
FibroGen Inc *	165	5,178
Five Star Quality Care Inc *	6,730	29,881
Flex Pharma Inc *	104	2,038
Genesis Healthcare Inc *	2,119	15,087
Geron Corp *	24,590	92,704
Greatbatch Inc *	3,875	224,169
Haemonetics Corp *	7,412	332,947
Hanger Inc *	5,501	124,818
HealthEquity Inc *	1,015	25,365
HealthSouth Corp	3,305	146,610
Healthways Inc *	2,349	46,275
Hyperion Therapeutics Inc *	411	18,865
ICU Medical Inc *	2,090	194,663
Idera Pharmaceuticals Inc *	981	3,640
Immune Design Corp *	151	3,188
Immunomedics Inc *	1,294	4,956
Impax Laboratories Inc *	8,721	408,753
Imprivata Inc *	347	4,858
INC Research Holdings Inc ‘A’ *	144	4,713
Inovio Pharmaceuticals Inc *	1,130	9,221
Integra LifeSciences Holdings Corp *	2,299	141,733
Intersect ENT Inc *	405	10,461
Invacare Corp	5,026	97,555
Invitae Corp *	140	2,346
IPC Healthcare Inc *	1,111	51,817
Kindred Healthcare Inc	10,840	257,884
Kite Pharma Inc *	175	10,094
Lexicon Pharmaceuticals Inc *	3,722	3,515
LHC Group Inc *	1,932	63,814
Magellan Health Inc *	4,267	302,189
MedAssets Inc *	507	9,542
Merit Medical Systems Inc *	6,698	128,937
Merrimack Pharmaceuticals Inc *	908	10,787
National HealthCare Corp	1,606	102,318
National Research Corp ‘A’	234	3,370
Navidea Biopharmaceuticals Inc *	5,588	8,885
Nektar Therapeutics *	8,627	94,897
NeoStem Inc *	2,445	6,210
Nevro Corp *	221	10,593
NuVasive Inc *	1,200	55,188
Ocular Therapeutix Inc *	96	4,031
Omeros Corp *	386	8,504
OraSure Technologies Inc *	7,970	52,124
Orthofix International NV * (Netherlands)	2,872	103,076
Osiris Therapeutics Inc *	216	3,797
Otonomy Inc *	181	6,400
OvaScience Inc *	2,679	93,042
Owens & Minor Inc	9,837	332,884
Peregrine Pharmaceuticals Inc *	1,649	2,226
PharMerica Corp *	4,687	132,127
PhotoMedex Inc *	1,712	3,441
PRA Health Sciences Inc *	396	11,421
Progenics Pharmaceuticals Inc *	8,406	50,268
Prothena Corp PLC * (Ireland)	3,026	115,412
PTC Therapeutics Inc *	493	29,999
Radius Health Inc *	154	6,339
RadNet Inc *	428	3,595
Revance Therapeutics Inc *	528	10,945
Rigel Pharmaceuticals Inc *	13,276	47,395
Rockwell Medical Inc *	6,449	70,488
RTI Surgical Inc *	8,901	43,971

	Shares	Value
Sage Therapeutics Inc *	126	$6,329
Sagent Pharmaceuticals Inc *	684	15,903
SciClone Pharmaceuticals Inc *	3,152	27,927
Second Sight Medical Products Inc *	219	2,808
Select Medical Holdings Corp	776	11,508
Sientra Inc *	330	6,333
Spark Therapeutics Inc *	155	12,013
Spectrum Pharmaceuticals Inc *	7,687	46,660
Surgical Care Affiliates Inc *	104	3,570
SurModics Inc *	1,628	42,377
Symmetry Surgical Inc *	1,403	10,284
T2 Biosystems Inc *	167	2,592
The Ensign Group Inc	237	11,106
The Medicines Co *	935	26,199
Theravance Biopharma Inc * (Cayman)	172	2,984
Theravance Inc	644	10,124
Threshold Pharmaceuticals Inc *	738	2,996
Tokai Pharmaceuticals Inc *	114	1,288
Tornier NV * (Netherlands)	5,538	145,206
TransEnterix Inc *	3,838	11,245
Triple-S Management Corp ‘B’ *	3,899	77,512
Trupanion Inc *	1,203	9,624
Unilife Corp *	3,212	12,880
Universal American Corp *	6,562	70,082
Verastem Inc *	3,890	39,561
Vitae Pharmaceuticals Inc *	152	1,780
WellCare Health Plans Inc *	6,280	574,369
Wright Medical Group Inc *	4,138	106,760
XenoPort Inc *	7,833	55,771
XOMA Corp *	2,771	10,086
Zafgen Inc *	153	6,060
ZS Pharma Inc *	150	6,312

		8,244,998

Industrials - 12.2%

AAR Corp	6,110	187,577
ABM Industries Inc	8,687	276,768
Acacia Research Corp	7,815	83,621
ACCO Brands Corp *	17,772	147,685
Accuride Corp *	365	1,701
Actuant Corp ‘A’	9,610	228,141
Advanced Drainage Systems Inc	841	25,180
Aegion Corp *	5,391	97,308
Aerovironment Inc *	1,360	36,054
Air Transport Services Group Inc *	8,122	74,885
Aircastle Ltd (Bermuda)	7,062	158,613
Alamo Group Inc	1,032	65,150
Albany International Corp ‘A’	3,870	153,832
Ameresco Inc ‘A’ *	2,998	22,185
American Railcar Industries Inc	88	4,376
American Science & Engineering Inc	986	48,176
Apogee Enterprises Inc	1,849	79,877
Applied Industrial Technologies Inc	4,141	187,753
ArcBest Corp	284	10,761
Argan Inc	1,188	42,970
Astec Industries Inc	2,930	125,638
Atlas Air Worldwide Holdings Inc *	3,926	168,897
Baltic Trading Ltd	6,998	10,427
Barnes Group Inc	8,363	338,618
Beacon Roofing Supply Inc *	6,019	188,395
Brady Corp ‘A’	7,475	211,468
Briggs & Stratton Corp	7,280	149,531
CAI International Inc *	2,556	62,801
Casella Waste Systems Inc ‘A’ *	936	5,148
CBIZ Inc *	6,323	58,994
CDI Corp	2,244	31,528
Ceco Environmental Corp	3,205	34,005
Celadon Group Inc	3,068	83,511
Cenveo Inc *	5,137	10,993
CIRCOR International Inc	289	15,808

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Civeo Corp	14,879	$37,793
CLARCOR Inc	394	26,028
Columbus McKinnon Corp	2,753	74,166
Comfort Systems USA Inc	4,746	99,856
CRA International Inc *	1,486	46,244
Cubic Corp	3,027	156,708
Curtiss-Wright Corp	5,528	408,740
Deluxe Corp	3,769	261,116
DigitalGlobe Inc *	11,687	398,176
Douglas Dynamics Inc	406	9,273
Ducommun Inc *	1,029	26,651
Dycom Industries Inc *	595	29,060
Dynamic Materials Corp	2,060	26,306
EMCOR Group Inc	9,730	452,153
Encore Wire Corp	755	28,599
Energy Recovery Inc *	3,677	9,523
EnerSys	5,173	332,314
Engility Holdings Inc	2,736	82,189
Ennis Inc	4,000	56,480
Erickson Inc *	1,011	4,368
ESCO Technologies Inc	4,128	160,909
Esterline Technologies Corp *	4,927	563,747
Federal Signal Corp	9,769	154,253
Franklin Covey Co *	781	15,042
Franklin Electric Co Inc	543	20,710
FreightCar America Inc	1,885	59,246
FTI Consulting Inc *	6,364	238,395
G&K Services Inc ‘A’	3,104	225,133
General Cable Corp	7,608	131,086
Gibraltar Industries Inc *	4,797	78,719
Global Brass & Copper Holdings Inc	347	5,361
Global Power Equipment Group Inc	2,675	35,310
GP Strategies Corp *	666	24,642
GrafTech International Ltd *	18,357	71,409
Granite Construction Inc	6,084	213,792
Great Lakes Dredge & Dock Corp *	8,729	52,461
Griffon Corp	4,920	85,756
Heidrick & Struggles International Inc	2,861	70,323
Heritage-Crystal Clean Inc *	254	2,972
Hill International Inc *	647	2,323
HNI Corp	534	29,461
Houston Wire & Cable Co	2,832	27,555
Hurco Cos Inc	980	32,271
Huron Consulting Group Inc *	3,291	217,700
ICF International Inc *	3,105	126,839
InnerWorkings Inc *	5,033	33,822
Insteel Industries Inc	295	6,381
International Shipholding Corp	815	9,870
JetBlue Airways Corp *	33,034	635,904
Kadant Inc	1,515	79,704
Kaman Corp	2,084	88,424
Kelly Services Inc ‘A’	4,272	74,504
Kimball International Inc ‘B’	5,371	56,288
Knightsbridge Shipping Ltd (Bermuda)	5,126	25,630
Korn/Ferry International	3,770	123,920
Kratos Defense & Security Solutions Inc *	6,796	37,582
Layne Christensen Co *	3,219	16,127
LB Foster Co ‘A’	1,578	74,923
Lindsay Corp	303	23,104
LMI Aerospace Inc *	1,573	19,206
LSI Industries Inc	3,411	27,800
Lydall Inc *	388	12,307
Marten Transport Ltd	2,174	50,437
Masonite International Corp * (Canada)	3,970	267,022
Matson Inc	4,372	184,324
Matthews International Corp ‘A’	4,632	238,594
McGrath RentCorp	4,023	132,397
Meritor Inc *	7,221	91,057
Miller Industries Inc	1,658	40,621
Mobile Mini Inc	6,693	285,390

	Shares	Value
Moog Inc ‘A’ *	5,920	$444,296
Mueller Industries Inc	3,061	110,594
Multi-Color Corp	998	69,191
MYR Group Inc *	3,273	102,576
National Presto Industries Inc	770	48,810
Navigant Consulting Inc *	7,667	99,364
Navios Maritime Holdings Inc	12,436	51,982
Neff Corp ‘A’ *	1,105	11,647
NL Industries Inc *	924	7,161
NN Inc	184	4,615
Northwest Pipe Co *	1,420	32,589
Orion Marine Group Inc *	4,214	37,336
PAM Transportation Services Inc *	351	20,102
Patriot Transportation Holding Inc *	324	8,090
Paylocity Holding Corp *	911	26,091
Pendrell Corp *	26,249	34,124
Performant Financial Corp *	303	1,030
Plug Power Inc *	26,051	67,472
Ply Gem Holdings Inc *	519	6,747
Powell Industries Inc	1,469	49,608
PowerSecure International Inc *	3,508	46,165
Preformed Line Products Co	394	16,599
Quad/Graphics Inc	4,317	99,205
Quality Distribution Inc *	3,175	32,798
Quanex Building Products Corp	4,990	98,503
Republic Airways Holdings Inc *	7,736	106,370
Resources Connection Inc	6,037	105,647
Revolution Lighting Technologies Inc *	281	312
Roadrunner Transportation Systems Inc *	2,764	69,846
RPX Corp *	7,396	106,428
Rush Enterprises Inc ‘A’ *	855	23,393
Safe Bulkers Inc	6,030	21,648
Scorpio Bulkers Inc *	21,175	50,185
SIFCO Industries Inc	345	7,518
Simpson Manufacturing Co Inc	5,993	223,958
SkyWest Inc	7,956	116,237
SP Plus Corp *	156	3,409
Standex International Corp	569	46,732
Sterling Construction Co Inc *	2,501	11,305
TAL International Group Inc *	3,481	141,781
TCP International Holdings Ltd * (Switzerland)	465	856
Teledyne Technologies Inc *	4,225	450,934
Tetra Tech Inc	8,975	215,579
Textainer Group Holdings Ltd (Bermuda)	2,541	76,205
The Brink’s Co	7,468	206,341
The KEYW Holding Corp *	5,157	42,442
Titan International Inc	6,890	64,490
Titan Machinery Inc *	2,195	29,303
TriMas Corp *	818	25,186
TriNet Group Inc *	1,665	58,658
Tutor Perini Corp *	5,809	135,640
Twin Disc Inc	317	5,601
Ultrapetrol Bahamas Ltd * (Bahamas)	3,597	5,216
UniFirst Corp	2,293	269,863
United Stationers Inc	6,129	251,228
Universal Forest Products Inc	3,121	173,153
Universal Truckload Services Inc	320	8,058
USA Truck Inc *	989	27,385
UTi Worldwide Inc * (United Kingdom)	14,228	175,004
Viad Corp	3,206	89,191
Vicor Corp *	2,169	32,969
Virgin America Inc *	1,886	57,334
VSE Corp	634	51,912
Watts Water Technologies Inc ‘A’	4,152	228,485
Werner Enterprises Inc	5,489	172,409
Wesco Aircraft Holdings Inc *	6,859	105,080
West Corp	2,829	95,422
Woodward Inc	3,421	174,505

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
XPO Logistics Inc *	6,564	$298,465
YRC Worldwide Inc *	4,048	72,702

		17,435,951

Information Technology - 9.2%

A10 Networks Inc *	236	1,022
Actua Corp *	6,425	99,523
Acxiom Corp *	11,870	219,476
ADTRAN Inc	3,943	73,616
Advanced Energy Industries Inc *	608	15,601
Aerohive Networks Inc *	679	3,028
Agilysys Inc *	2,210	21,746
Alpha & Omega Semiconductor Ltd * (Bermuda)	3,225	28,735
Amber Road Inc *	177	1,637
Amkor Technology Inc *	6,467	57,136
Anixter International Inc *	2,346	178,601
Audience Inc *	2,275	10,329
Axcelis Technologies Inc *	17,438	41,502
Bankrate Inc *	9,456	107,231
Bazaarvoice Inc *	4,565	25,792
Bel Fuse Inc ‘B’	1,509	28,716
Benchmark Electronics Inc *	8,397	201,780
Black Box Corp	2,347	49,123
Blucora Inc *	6,637	90,661
Bottomline Technologies de Inc *	952	26,056
Box Inc ‘A’ *	556	10,981
Brooks Automation Inc	9,633	112,032
Cabot Microelectronics Corp *	586	29,282
CACI International Inc ‘A’ *	3,661	329,197
Calix Inc *	6,559	55,030
Cascade Microtech Inc *	1,866	25,340
CEVA Inc *	3,229	68,842
Checkpoint Systems Inc	6,493	70,254
Ciber Inc *	12,143	50,029
Cirrus Logic Inc *	6,791	225,869
Coherent Inc *	3,601	233,921
Cohu Inc	3,911	42,786
Computer Task Group Inc	2,190	16,009
Comtech Telecommunications Corp	2,405	69,625
Convergys Corp	15,666	358,281
Covisint Corp *	5,402	10,966
CSG Systems International Inc	3,061	93,024
CTS Corp	5,302	95,383
CUI Global Inc *	933	5,467
Daktronics Inc	1,816	19,631
Datalink Corp *	3,111	37,456
Dealertrack Technologies Inc *	1,368	52,695
Demand Media Inc *	1,162	6,647
Dice Holdings Inc *	4,150	37,018
Digi International Inc *	3,756	37,485
Diodes Inc *	1,774	50,665
DSP Group Inc *	3,511	42,062
DTS Inc *	1,867	63,609
EarthLink Holdings Corp	15,660	69,530
Eastman Kodak Co *	2,704	51,349
Ebix Inc	4,324	131,363
Electro Rent Corp	2,416	27,397
Electro Scientific Industries Inc	3,751	23,181
Emulex Corp *	11,104	88,499
EnerNOC Inc *	3,209	36,583
Entegris Inc *	9,658	132,218
Entropic Communications Inc *	12,554	37,160
Epiq Systems Inc	4,578	82,084
ePlus Inc *	774	67,284
Everyday Health Inc *	162	2,083
Exar Corp *	5,158	51,838
ExlService Holdings Inc *	2,933	109,108
Extreme Networks Inc *	5,008	15,825
Fabrinet * (Cayman)	5,471	103,894
Fairchild Semiconductor International Inc *	18,048	328,113
FARO Technologies Inc *	358	22,243

	Shares	Value
Finisar Corp *	1,005	$21,447
FormFactor Inc *	8,635	76,592
Global Cash Access Holdings Inc *	10,131	77,198
Global Sources Ltd * (Bermuda)	2,058	12,060
Globant SA * (Luxembourg)	341	7,181
Glu Mobile Inc *	1,415	7,089
GSI Group Inc * (Canada)	4,754	63,323
Harmonic Inc *	11,835	87,697
Higher One Holdings Inc *	2,906	7,033
Hortonworks Inc *	320	7,629
HubSpot Inc *	277	11,052
II-VI Inc *	8,181	151,021
Infinera Corp *	2,946	57,948
Infoblox Inc *	1,187	28,334
Insight Enterprises Inc *	6,369	181,644
Integrated Device Technology Inc *	5,519	110,490
Integrated Silicon Solution Inc	4,697	84,029
Internap Corp *	8,456	86,505
Intersil Corp ‘A’	20,017	286,643
Intevac Inc *	3,506	21,527
Intralinks Holdings Inc *	6,112	63,198
Itron Inc *	6,124	223,587
Ixia *	7,940	96,312
IXYS Corp	3,764	46,372
Kemet Corp *	7,268	30,090
Kimball Electronics Inc *	4,028	56,956
Kopin Corp *	10,021	35,274
KVH Industries Inc *	533	8,059
Limelight Networks Inc *	9,055	32,870
Liquidity Services Inc *	3,740	36,951
Littelfuse Inc	490	48,701
ManTech International Corp ‘A’	3,734	126,732
Mentor Graphics Corp	14,934	358,864
Mercury Systems Inc *	5,173	80,440
Microsemi Corp *	4,744	167,938
Millennial Media Inc *	11,272	16,344
MKS Instruments Inc	8,326	281,502
MobileIron Inc *	588	5,445
Model N Inc *	932	11,147
ModusLink Global Solutions Inc *	5,864	22,576
MoneyGram International Inc *	4,593	39,684
Monster Worldwide Inc *	14,223	90,174
Multi-Fineline Electronix Inc *	1,336	24,409
Nanometrics Inc *	1,598	26,878
NETGEAR Inc *	5,385	177,059
New Relic Inc *	256	8,883
Newport Corp *	623	11,874
Numerex Corp ‘A’ *	405	4,617
NVE Corp	421	29,015
Oclaro Inc *	14,354	28,421
OmniVision Technologies Inc *	8,722	229,999
OPOWER Inc *	161	1,631
OSI Systems Inc *	2,401	178,298
Park Electrochemical Corp	3,255	70,178
Paycom Software Inc *	1,022	32,765
PC Connection Inc	1,446	37,726
Perficient Inc *	1,831	37,883
Pericom Semiconductor Corp	3,433	53,109
Photronics Inc *	10,294	87,499
Plantronics Inc	789	41,778
Plexus Corp *	3,457	140,942
PMC-Sierra Inc *	18,467	171,374
Polycom Inc *	11,677	156,472
PRGX Global Inc *	4,004	16,096
Procera Networks Inc *	2,708	25,428
Progress Software Corp *	8,000	217,360
Q2 Holdings Inc *	202	4,270
QAD Inc ‘A’	191	4,622
QLogic Corp *	13,575	200,096
Quantum Corp *	20,333	32,533

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
QuickLogic Corp *	628	$1,212
QuinStreet Inc *	5,433	32,326
RealNetworks Inc *	3,517	23,669
Reis Inc	1,247	31,973
Rightside Group Ltd *	1,374	13,946
Rofin-Sinar Technologies Inc *	4,365	105,764
Rogers Corp *	2,025	166,475
Rosetta Stone Inc *	3,139	23,888
Rubicon Technology Inc *	3,800	14,972
Rudolph Technologies Inc *	4,521	49,821
Sanmina Corp *	12,692	307,020
Sapiens International Corp NV * (Netherlands)	3,204	26,273
ScanSource Inc *	4,442	180,567
Seachange International Inc *	5,227	41,032
ServiceSource International Inc *	10,760	33,356
Silicon Laboratories Inc *	2,106	106,922
Silver Spring Networks Inc *	294	2,628
Speed Commerce Inc *	1,426	911
Stamps.com Inc *	165	11,103
Sykes Enterprises Inc *	5,595	139,036
SYNNEX Corp	3,946	304,829
Take-Two Interactive Software Inc *	11,997	305,384
TechTarget Inc *	2,469	28,468
TeleCommunication Systems Inc ‘A’ *	7,556	28,939
Telenav Inc *	4,079	32,306
TeleTech Holdings Inc	1,266	32,220
TESSCO Technologies Inc	822	20,271
Tessera Technologies Inc	3,442	138,644
The Hackett Group Inc	3,099	27,705
The Rubicon Project Inc *	168	3,011
TiVo Inc *	9,662	102,514
Tremor Video Inc *	5,097	11,927
TTM Technologies Inc *	8,491	76,504
TubeMogul Inc *	267	3,690
Ultra Clean Holdings Inc *	3,093	22,115
Ultratech Inc *	3,581	62,095
Unisys Corp *	3,171	73,599
Varonis Systems Inc *	77	1,976
Veeco Instruments Inc *	6,234	190,449
Verint Systems Inc *	520	32,204
Viasystems Group Inc *	791	13,835
Vishay Precision Group Inc *	1,926	30,681
Vitesse Semiconductor Corp *	267	1,418
Vringo Inc *	1,346	875
Workiva Inc *	320	4,608
Xcerra Corp *	4,850	43,117
Yodlee Inc *	250	3,365
YuMe Inc *	3,013	15,637
Zendesk Inc *	168	3,812

		13,156,614

Materials - 4.2%

A Schulman Inc	3,486	168,025
AEP Industries Inc *	84	4,623
AK Steel Holding Corp *	27,634	123,524
AM Castle & Co *	2,859	10,435
American Vanguard Corp	4,388	46,601
Ampco-Pittsburgh Corp	1,238	21,615
Axiall Corp	10,816	507,703
Berry Plastics Group Inc *	6,064	219,456
Century Aluminum Co *	7,999	110,386
Chase Corp	115	5,029
Coeur Mining Inc *	11,774	55,456
Commercial Metals Co	18,164	294,075
FutureFuel Corp	2,828	29,044
Handy & Harman Ltd *	557	22,870
Hawkins Inc	1,353	51,400
Haynes International Inc	1,790	79,852
Hecla Mining Co	57,244	170,587
Horsehead Holding Corp *	7,499	94,937

	Shares	Value
Innophos Holdings Inc	1,442	$81,271
Innospec Inc	3,009	139,588
Intrepid Potash Inc *	8,706	100,554
Kaiser Aluminum Corp	2,803	215,523
KMG Chemicals Inc	1,499	40,068
Kraton Performance Polymers Inc *	5,118	103,435
Kronos Worldwide Inc	2,887	36,521
Louisiana-Pacific Corp *	21,848	360,710
LSB Industries Inc *	3,014	124,569
Materion Corp	1,944	74,708
Minerals Technologies Inc	3,875	283,262
Molycorp Inc *	28,173	10,855
Neenah Paper Inc	1,249	78,112
Noranda Aluminum Holding Corp	6,573	19,522
Olin Corp	12,205	391,048
Olympic Steel Inc	1,052	14,160
OM Group Inc	4,657	139,850
PH Glatfelter Co	4,210	115,901
Quaker Chemical Corp	631	54,039
Resolute Forest Products Inc *	10,158	175,226
RTI International Metals Inc *	4,493	161,344
Ryerson Holding Corp *	1,354	8,625
Schnitzer Steel Industries Inc ‘A’	4,038	64,043
Schweitzer-Mauduit International Inc	4,028	185,771
Sensient Technologies Corp	7,244	498,967
Stepan Co	1,629	67,864
Stillwater Mining Co *	1,240	16,021
SunCoke Energy Inc	3,168	47,330
Trecora Resources *	422	5,148
Tredegar Corp	3,869	77,806
Trinseo SA * (Luxembourg)	1,314	26,017
Tronox Ltd ‘A’ (Australia)	9,587	194,904
UFP Technologies Inc *	928	21,140
United States Lime & Minerals Inc	11	710
Universal Stainless & Alloy Products Inc *	1,109	29,078
Walter Energy Inc	7,026	4,356
Wausau Paper Corp	566	5,394
Zep Inc	2,579	43,920

		6,032,978

Telecommunication Services - 0.7%

8x8 Inc *	9,396	78,926
Atlantic Tele-Network Inc	1,450	100,369
Boingo Wireless Inc *	3,460	26,088
Cincinnati Bell Inc *	24,796	87,530
Consolidated Communications Holdings Inc	2,375	48,450
FairPoint Communications Inc *	745	13,112
Globalstar Inc *	42,720	142,258
Hawaiian Telcom Holdco Inc *	1,638	43,620
IDT Corp ‘B’	308	5,467
inContact Inc *	797	8,687
Intelsat SA * (Luxembourg)	3,059	36,708
Iridium Communications Inc *	12,531	121,676
Lumos Networks Corp	514	7,844
magicJack VocalTec Ltd * (Israel)	196	1,341
NTELOS Holdings Corp	1,594	7,651
ORBCOMM Inc *	8,567	51,145
Premiere Global Services Inc *	6,278	60,018
Shenandoah Telecommunications Co	586	18,260
Spok Holdings Inc	3,326	63,759
Vonage Holdings Corp *	27,051	132,820

		1,055,729

Utilities - 6.6%

Abengoa Yield PLC (United Kingdom)	4,224	142,687
ALLETE Inc	6,887	363,358
American States Water Co	5,612	223,863
Artesian Resources Corp ‘A’	1,214	25,967
Atlantic Power Corp (Canada)	18,438	51,811
Avista Corp	9,391	320,984

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Black Hills Corp	6,902	$348,137
California Water Service Group	7,446	182,501
Chesapeake Utilities Corp	2,254	114,075
Cleco Corp	9,352	509,871
Connecticut Water Service Inc	1,653	60,053
Dynegy Inc *	19,031	598,144
El Paso Electric Co	6,298	243,355
IDACORP Inc	7,839	492,838
MGE Energy Inc	5,393	239,018
Middlesex Water Co	2,497	56,832
New Jersey Resources Corp	13,100	406,886
Northwest Natural Gas Co	4,221	202,397
NorthWestern Corp	7,309	393,151
NRG Yield Inc ‘A’	3,721	188,766
ONE Gas Inc	8,088	349,644
Ormat Technologies Inc	1,692	64,330
Otter Tail Corp	5,679	182,693
Piedmont Natural Gas Co Inc	12,115	447,165
PNM Resources Inc	11,800	344,560
Portland General Electric Co	12,195	452,313
SJW Corp	1,894	58,544
South Jersey Industries Inc	5,131	278,511
Southwest Gas Corp	7,222	420,104
Spark Energy Inc ‘A’	482	7,110
TerraForm Power Inc ‘A’ *	2,787	101,753
The Empire District Electric Co	6,760	167,783
The Laclede Group Inc	6,711	343,737
The York Water Co	768	18,647
UIL Holdings Corp	8,745	449,668
Unitil Corp	2,191	76,181
Vivint Solar Inc *	1,923	23,345
WGL Holdings Inc	8,070	455,148

		9,405,930

Total Common Stocks (Cost $120,309,891)		136,969,593

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 2000 Value	8,857	914,131

Total Exchange-Traded Fund (Cost $900,487)		914,131

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $4,355,696; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $4,444,875)	$4,355,696	$4,355,696

Total Short-Term Investment (Cost $4,355,696)		4,355,696

TOTAL INVESTMENTS - 99.7% (Cost $125,566,074)		142,253,666

OTHER ASSETS & LIABILITIES, NET - 0.3%		385,337

NET ASSETS - 100.0%		$142,639,003

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An investment with a value of $14,246 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of March 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini (06/15)	38	$110,019

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$14,246	$-	$-	$14,246
	Common Stocks (1)	136,969,593	136,969,593	-	-
	Exchange-Traded Fund	914,131	914,131	-	-
	Short-Term Investment	4,355,696	-	4,355,696	-
	Derivatives:
	Equity Contracts
	Futures	110,019	110,019	-	-

	Total	$142,363,685	$137,993,743	$4,355,696	$14,246

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Africa - 0.0%

Discovery Ltd Exp 04/07/15 *	810	$2,323

Total Rights (Cost $0)		2,323

PREFERRED STOCKS - 3.2%

Brazil - 3.0%

AES Tiete SA	2,800	15,090
Banco Bradesco SA	78,150	726,515
Braskem SA ‘A’ ADR	5,100	35,394
Centrais Eletricas Brasileiras SA ‘B’	3,500	7,457
Centrais Eletricas Brasileiras SA ADR	800	1,680
Cia Brasileira de Distribuicao ‘A’	5,644	169,326
Cia Brasileira de Distribuicao ADR ‘A’	874	26,063
Cia de Transmissao de Energia Eletrica Paulista	3,300	41,359
Cia Energetica de Minas Gerais	29,861	119,947
Cia Energetica de Sao Paulo ‘B’	6,450	47,816
Cia Paranaense de Energia ADR ‘B’	6,993	73,287
Gerdau SA	21,761	69,274
Gerdau SA ADR	16,019	51,261
Itau Unibanco Holding SA	70,083	775,370
Itau Unibanco Holding SA ADR	12,510	138,361
Lojas Americanas SA	16,528	85,189
Oi SA *	10,100	16,234
Oi SA ADR *	1,554	2,393
Petroleo Brasileiro SA	41,282	125,855
Petroleo Brasileiro SA ADR	30,052	183,017
Suzano Papel e Celulose SA ‘A’	17,993	83,382
Telefonica Brasil SA	6,100	94,571
Ultrapar Participacoes SA ADR	2,899	58,560
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	12,805	19,940
Vale SA	42,400	205,255

		3,172,596

Colombia - 0.2%

Banco Davivienda SA	3,684	35,848
Bancolombia SA ADR	3,643	143,279
Grupo Aval Acciones y Valores	83,725	37,515
Grupo de Inversiones Suramericana SA	2,699	34,776

		251,418

Total Preferred Stocks (Cost $5,777,594)		3,424,014

COMMON STOCKS - 96.0%

Bermuda - 1.0%

Beijing Enterprises Water Group Ltd *	74,000	50,331
Brilliance China Automotive Holdings Ltd	40,000	76,836
China Gas Holdings Ltd	16,000	26,184
China Resources Gas Group Ltd	26,000	80,669
COSCO Pacific Ltd	51,511	67,566
Credicorp Ltd	2,035	286,182
Haier Electronics Group Co Ltd	29,000	75,708
Hanergy Thin Film Power Group Ltd *	122,000	109,804
Kunlun Energy Co Ltd	134,000	129,905
Sihuan Pharmaceutical Holdings Group Ltd	72,000	40,981
VimpelCom Ltd ADR	14,932	78,244

		1,022,410

	Shares	Value
Brazil - 5.6%

AES Tiete SA	1,400	$6,426
ALL-America Latina Logistica SA	14,902	18,537
Ambev SA	100,940	583,523
Ambev SA ADR	57,004	328,343
Banco Bradesco SA	21,644	204,331
Banco do Brasil SA	21,711	155,849
BB Seguridade Participacoes SA	16,605	170,652
BM&FBovespa SA	77,314	270,346
BR Malls Participacoes SA	15,813	83,932
BRF SA	10,427	206,805
BRF SA ADR	4,948	97,871
CCR SA	28,772	146,945
CETIP SA - Mercados Organizados	12,100	120,752
Cia de Saneamento Basico do Estado de Sao Paulo	4,287	23,789
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	54,883
Cia Energetica de Minas Gerais	5,100	20,518
Cia Siderurgica Nacional SA	50,607	86,101
Cia Siderurgica Nacional SA ADR	8,700	14,616
Cielo SA	26,080	373,359
Cosan SA Industria e Comercio	3,876	33,871
CPFL Energia SA	5,200	33,336
CPFL Energia SA ADR	1,816	23,100
Duratex SA	10,010	27,287
EcoRodovias Infraestrutura e Logistica SA	6,000	16,901
Embraer SA ADR	5,721	175,921
Estacio Participacoes SA	12,800	74,356
Fibria Celulose SA *	5,500	77,893
Fibria Celulose SA ADR *	8,890	125,616
Gerdau SA	1,800	4,427
Grendene SA	836	4,283
Hypermarcas SA *	13,600	83,947
Itau Unibanco Holding SA	9,378	94,557
JBS SA	42,072	187,189
Klabin SA	34,682	197,776
Kroton Educacional SA	36,600	118,003
Localiza Rent a Car SA	9,935	112,999
Lojas Americanas SA	2,603	10,766
Lojas Renner SA	3,300	93,865
M Dias Branco SA	1,200	32,377
Multiplan Empreendimentos Imobiliarios SA	2,500	43,905
Natura Cosmeticos SA	8,421	70,976
Odontoprev SA	7,400	25,203
Oi SA *	567	913
Oi SA ADR *	116	189
Petroleo Brasileiro SA	32,250	96,804
Petroleo Brasileiro SA ADR	18,494	111,149
Porto Seguro SA	8,700	97,453
Qualicorp SA *	7,800	55,722
Raia Drogasil SA	4,800	43,074
Souza Cruz SA	14,000	111,419
Telefonica Brasil SA ADR	2,089	31,941
Tim Participacoes SA	23,600	78,678
TOTVS SA	5,028	57,502
Tractebel Energia SA	6,200	68,575
Transmissora Alianca de Energia Eletrica SA	7,238	47,489
Ultrapar Participacoes SA	10,902	221,452
Vale SA	20,300	114,108
Vale SA ADR	14,837	83,829
WEG SA	9,620	95,852

		5,952,281

Canada - 0.0%

Rio Alto Mining Ltd *	16,802	41,501

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Cayman - 3.7%

AAC Technologies Holdings Inc	5,000	$30,762
Airtac International Group	5,000	40,056
Belle International Holdings Ltd	103,000	120,131
China Hongqiao Group Ltd	37,000	22,145
China Medical System Holdings Ltd	33,000	50,807
China Mengniu Dairy Co Ltd	20,000	106,351
China Resources Cement Holdings Ltd	116,000	65,469
China Resources Land Ltd	58,444	164,724
China State Construction International Holdings Ltd	48,000	66,746
Country Garden Holdings Co Ltd	296,580	119,814
ENN Energy Holdings Ltd	18,000	110,354
Eurasia Drilling Co Ltd GDR (LI) ~	2,982	57,278
Evergrande Real Estate Group Ltd	342,000	172,610
GCL-Poly Energy Holdings Ltd *	443,000	116,989
Geely Automobile Holdings Ltd	145,000	74,844
Hengan International Group Co Ltd	16,500	198,314
Longfor Properties Co Ltd	31,500	44,433
New World China Land Ltd	76,000	48,584
Shenzhou International Group Holdings Ltd	19,000	85,552
Shimao Property Holdings Ltd	73,926	155,545
Sino Biopharmaceutical Ltd	48,000	48,502
SOHO China Ltd	81,000	55,150
Tencent Holdings Ltd	92,200	1,743,007
Tingyi Cayman Islands Holding Corp	38,000	81,851
TPK Holding Co Ltd	4,000	27,931
Want Want China Holdings Ltd	131,000	139,163
Zhen Ding Technology Holding Ltd	4,000	13,012

		3,960,124

Chile - 1.7%

AES Gener SA	91,534	49,852
Aguas Andinas SA ‘A’	94,304	55,187
Banco de Chile ADR	1,255	84,160
Banco de Credito e Inversiones	862	38,531
Banco Santander Chile	1,004,805	54,673
Banco Santander Chile ADR	4,061	88,042
Cencosud SA	50,363	119,331
Cia Cervecerias Unidas SA ADR	2,000	41,520
Colbun SA	179,217	52,944
Corpbanca SA	8,315,556	87,936
E.CL SA	30,635	48,014
Empresa Nacional de Electricidad SA ADR	3,241	146,007
Empresas CMPC SA	43,620	119,552
Empresas COPEC SA	9,686	112,603
Enersis SA ADR	15,621	253,997
ENTEL Chile SA	7,009	72,431
Inversiones Aguas Metropolitanas SA	15,078	24,267
Latam Airlines Group SA ADR *	10,513	84,735
Parque Arauco SA	21,031	40,287
SACI Falabella	19,013	145,440
Sigdo Koppers SA	8,610	12,684
Sociedad Quimica y Minera de Chile SA ADR	1,300	23,725
SONDA SA	17,471	41,139

		1,797,057

China - 7.7%

Agricultural Bank of China Ltd ‘H’	345,000	170,938
Air China Ltd ‘H’	26,000	26,419
Aluminum Corp of China Ltd ADR *	2,300	28,704
Angang Steel Co Ltd ‘H’	26,000	19,156
Anhui Conch Cement Co Ltd ‘H’	31,000	117,418
AviChina Industry & Technology Co Ltd ‘H’	20,000	14,395
Bank of China Ltd ‘H’	1,364,400	788,695
Bank of Communications Co Ltd ‘H’	157,925	135,564
BBMG Corp ‘H’	36,500	33,643
Byd Co Ltd ‘H’	4,500	23,022

	Shares	Value
China CITIC Bank Corp Ltd ‘H’	166,000	$125,089
China Coal Energy Co Ltd ‘H’	146,000	80,619
China Communications Construction Co Ltd ‘H’	86,000	121,162
China Construction Bank Corp ‘H’	1,561,340	1,297,498
China COSCO Holdings Co Ltd ‘H’ *	66,000	34,660
China Galaxy Securities Co Ltd ‘H”	48,500	55,491
China International Marine Containers Group Co Ltd ‘H’	10,400	22,641
China Life Insurance Co Ltd ‘H’	78,000	343,004
China Longyuan Power Group Corp Ltd ‘H’	83,000	90,379
China Merchants Bank Co Ltd ‘H’	74,800	182,861
China Minsheng Banking Corp Ltd ‘H’	109,000	133,196
China National Building Material Co Ltd ‘H’	172,000	171,343
China Oilfield Services Ltd ‘H’	44,000	73,145
China Pacific Insurance Group Co Ltd ‘H’	33,200	158,149
China Petroleum & Chemical Corp ‘H’	314,400	250,786
China Railway Construction Corp Ltd ‘H’	35,500	53,059
China Railway Group Ltd ‘H’	115,000	117,315
China Shenhua Energy Co Ltd ‘H’	49,000	125,245
China Shipping Container Lines Co Ltd ‘H’ *	95,000	30,105
China Telecom Corp Ltd ADR	1,644	105,775
China Vanke Co Ltd *	41,200	97,809
Chongqing Rural Commercial Bank Co Ltd ‘H’	124,000	80,181
CITIC Securities Co Ltd ‘H’	8,000	29,673
CSR Corp Ltd ‘H’	40,000	52,925
Datang International Power Generation Co Ltd ‘H’	64,000	32,682
Dongfeng Motor Group Co Ltd ‘H’	40,000	64,284
Great Wall Motor Co Ltd ‘H’	18,500	130,059
Guangzhou Automobile Group Co Ltd ‘H’	42,000	40,130
Guangzhou R&F Properties Co Ltd ‘H’	40,000	40,920
Huadian Power International Corp Ltd ‘H’	22,000	18,308
Huaneng Power International Inc ‘H’	50,000	58,940
Huaneng Renewables Corp Ltd ‘H’	44,000	15,940
Industrial & Commercial Bank of China Ltd ‘H’	1,631,045	1,204,004
Jiangsu Expressway Co Ltd ‘H’	24,000	32,246
Jiangxi Copper Co Ltd ‘H’	17,000	31,511
Metallurgical Corp of China Ltd ‘H”	69,000	25,321
New China Life Insurance Co Ltd ‘H’	17,200	95,605
PetroChina Co Ltd ‘H’	252,000	279,915
PICC Property & Casualty Co Ltd ‘H’	42,894	84,897
Ping An Insurance Group Co of China Ltd ‘H’	33,500	402,966
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	45,671
Shanghai Electric Group Co Ltd ‘H’	14,000	9,228
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	13,345
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	36,682
Sinopec Shanghai Petrochemical Co Ltd ADR	928	34,624
Sinopharm Group Co Ltd ‘H’	21,600	87,976
Tsingtao Brewery Co Ltd ‘H’	6,000	40,243
Weichai Power Co Ltd ‘H’	7,200	27,799
Yanzhou Coal Mining Co Ltd ‘H’	56,000	47,486
Zhejiang Expressway Co Ltd ‘H’	12,000	15,873
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	52,414
Zijin Mining Group Co Ltd ‘H’	112,000	35,491
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	25,409
ZTE Corp ‘H’	12,000	27,522

		8,247,555

Colombia - 0.5%

Almacenes Exito SA	7,141	68,664
Banco de Bogota SA	1,231	26,135
Bancolombia SA	6,685	62,993
Cementos Argos SA (BOG)	17,992	59,028

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Corp Financiera Colombiana SA	1,080	$14,824
Ecopetrol SA	69,336	52,669
Ecopetrol SA ADR	6,782	103,222
Grupo Argos SA	5,291	33,862
Grupo Aval Acciones y Valores (BOG)	43,742	19,432
Grupo de Inversiones Suramericana SA	3,581	46,222
Grupo Nutresa SA	3,828	33,716
Interconexion Electrica SA ESP	8,404	24,016
Isagen SA ESP	30,541	35,827

		580,610

Cyprus - 0.0%

Globaltrans Investment PLC GDR ~	371	1,679

Czech Republic - 0.2%

CEZ AS	6,513	159,428
Komercni banka AS	227	49,037

		208,465

Egypt - 0.2%

Commercial International Bank Egypt SAE GDR	20,704	145,327
Global Telecom Holding SAE GDR *	16,470	36,228

		181,555

Greece - 0.4%

Alpha Bank AE *	68,563	20,236
FF Group *	1,448	43,121
Hellenic Petroleum SA	3,272	12,487
Hellenic Telecommunications Organization SA *	8,164	72,374
JUMBO SA	3,234	33,617
Motor Oil Hellas Corinth Refineries SA	181	1,343
Mytilineos Holdings SA *	3,748	22,490
National Bank of Greece SA *	63,492	74,936
OPAP SA	9,355	87,716
Piraeus Bank SA *	63,542	24,470
Public Power Corp SA *	4,036	24,708
Titan Cement Co SA	1,910	43,809

		461,307

Hong Kong - 3.3%

Beijing Enterprises Holdings Ltd	6,000	47,252
China Everbright International Ltd	63,000	105,463
China Merchants Holdings International Co Ltd	26,528	103,977
China Mobile Ltd	9,000	117,315
China Mobile Ltd ADR	18,350	1,193,300
China Overseas Land & Investment Ltd	92,000	297,589
China Resources Enterprise Ltd	32,000	62,592
China Resources Power Holdings Co Ltd	24,000	60,229
China Taiping Insurance Holdings Co Ltd *	18,634	63,655
China Unicom Hong Kong Ltd	10,000	15,229
China Unicom Hong Kong Ltd ADR	25,125	383,408
CITIC Ltd	44,000	75,433
CNOOC Ltd	40,000	56,640
CNOOC Ltd ADR	3,921	556,076
CSPC Pharmaceutical Group Ltd	18,000	15,214
Fosun International Ltd	36,500	70,746
Guangdong Investment Ltd	44,000	57,599
Lenovo Group Ltd	126,000	183,528
Sino-Ocean Land Holdings Ltd	96,536	58,420
Sun Art Retail Group Ltd	44,000	38,322

		3,561,987

Hungary - 0.2%

Magyar Telekom Telecommunications PLC *	23,217	34,185
MOL Hungarian Oil & Gas PLC	1,442	62,497

	Shares	Value
OTP Bank PLC	4,504	$85,482
Richter Gedeon Nyrt	2,724	37,448

		219,612

India - 10.4%

ABB India Ltd	264	5,315
ACC Ltd	728	18,167
Adani Enterprises Ltd	4,883	47,966
Adani Ports & Special Economic Zone Ltd	14,489	71,290
Adani Power Ltd *	10,755	8,126
Aditya Birla Nuvo Ltd	2,630	69,887
Ambuja Cements Ltd	20,642	84,204
Apollo Hospitals Enterprise Ltd	2,321	50,750
Ashok Leyland Ltd *	31,533	36,898
Asian Paints Ltd	12,372	160,349
Aurobindo Pharma Ltd	8,908	173,835
Axis Bank Ltd	38,235	341,848
Bajaj Auto Ltd	3,358	108,409
Bajaj Holdings & Investment Ltd	804	16,643
Bank of Baroda	23,285	61,273
Bharat Forge Ltd	2,639	53,797
Bharat Heavy Electricals Ltd	23,236	87,350
Bharat Petroleum Corp Ltd	5,627	72,891
Bharti Airtel Ltd	15,159	95,174
Bosch Ltd	365	148,228
Cadila Healthcare Ltd	1,844	51,557
Cairn India Ltd	17,997	61,573
Canara Bank	3,000	17,623
Cipla Ltd	9,033	102,803
Colgate-Palmolive India Ltd	1,412	45,596
Container Corp of India Ltd	2,784	70,440
Divi’s Laboratories Ltd	2,452	69,794
DLF Ltd	20,708	52,339
Dr Reddy’s Laboratories Ltd	1,971	110,791
Dr Reddy’s Laboratories Ltd ADR	2,800	159,880
Eicher Motors Ltd	363	92,203
Emami Ltd	2,555	40,988
GAIL India Ltd	9,401	58,272
GAIL India Ltd GDR ~	280	10,390
GlaxoSmithKline Consumer Healthcare Ltd	229	23,053
GlaxoSmithKline Pharmaceuticals Ltd	108	5,911
Glenmark Pharmaceuticals Ltd	4,310	54,271
Godrej Consumer Products Ltd	2,985	49,616
Havells India Ltd	4,780	23,286
HCL Technologies Ltd	19,066	298,618
HDFC Bank Ltd	36,344	597,105
Hero MotoCorp Ltd	2,727	114,923
Hindalco Industries Ltd	42,940	88,495
Hindustan Petroleum Corp Ltd	6,486	67,340
Hindustan Unilever Ltd	16,706	233,199
ICICI Bank Ltd	52,630	265,139
ICICI Bank Ltd ADR	4,159	43,087
IDBI Bank Ltd	13,230	14,992
Idea Cellular Ltd	41,287	121,268
IDFC Ltd	16,783	44,754
Indian Oil Corp Ltd	7,289	42,922
IndusInd Bank Ltd	3,595	50,871
Infosys Ltd	17,701	626,465
Infosys Ltd ADR	6,532	229,143
ITC Ltd	78,434	407,987
Jaiprakash Associates Ltd *	22,033	8,716
Jindal Steel & Power Ltd	5,356	13,413
JSW Energy Ltd	26,315	50,165
JSW Steel Ltd	5,608	81,213
Kotak Mahindra Bank Ltd	4,425	92,735
Larsen & Toubro Ltd	6,524	179,202
Lupin Ltd	3,292	106,002
Mahindra & Mahindra Ltd	16,888	320,269
Marico Ltd	6,095	37,620
Maruti Suzuki India Ltd	1,656	97,768
Motherson Sumi Systems Ltd	8,577	70,517

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
MRF Ltd	39	$24,297
Nestle India Ltd	608	67,451
NHPC Ltd	64,839	20,508
NTPC Ltd	39,519	92,664
Oil & Natural Gas Corp Ltd	17,172	84,025
Oil India Ltd	4,590	33,355
Oracle Financial Services Software Ltd	841	43,782
Pidilite Industries Ltd	3,936	37,721
Power Grid Corp of India Ltd	22,814	52,922
Procter & Gamble Hygiene & Health Care Ltd	285	32,983
Ranbaxy Laboratories Ltd *	5,898	76,579
Reliance Communications Ltd *	17,316	16,390
Reliance Industries Ltd	29,384	387,564
Reliance Industries Ltd GDR (LI) ~	780	20,626
Reliance Power Ltd *	15,483	13,973
Sesa Sterlite Ltd	42,512	129,501
Sesa Sterlite Ltd ADR	5,064	62,794
Shree Cement Ltd	304	52,426
Shriram Transport Finance Co Ltd	534	9,502
Siemens Ltd	2,826	63,038
State Bank of India	53,910	229,908
Sun Pharmaceutical Industries Ltd	24,215	395,392
Sun TV Network Ltd	1,909	13,474
Tata Consultancy Services Ltd	15,452	630,137
Tata Global Beverages Ltd	2,671	6,346
Tata Motors Ltd	12,549	109,502
Tata Motors Ltd ADR	3,200	144,192
Tata Power Co Ltd	29,705	36,598
Tata Steel Ltd	10,565	53,409
Tech Mahindra Ltd	18,144	182,504
Titan Co Ltd	12,232	76,496
Torrent Pharmaceuticals Ltd	923	17,081
Ultratech Cement Ltd	1,575	72,410
Union Bank of India	11,630	29,072
United Breweries Ltd	2,860	45,699
United Spirits Ltd *	1,444	84,602
UPL Ltd	4,130	29,171
Wipro Ltd	15,550	157,073
Yes Bank Ltd	14,749	191,990
Zee Entertainment Enterprises Ltd	27,851	151,912

		11,095,783

Indonesia - 3.5%

P.T. Adaro Energy Tbk	796,000	57,786
P.T. AKR Corporindo Tbk	36,600	14,333
P.T. Alam Sutera Realty Tbk	344,500	14,545
P.T. Astra Agro Lestari Tbk	26,500	49,187
P.T. Astra International Tbk	563,100	368,814
P.T. Bank Central Asia Tbk	283,500	320,837
P.T. Bank Danamon Indonesia Tbk	99,000	38,782
P.T. Bank Mandiri Persero Tbk	207,229	197,490
P.T. Bank Negara Indonesia Persero Tbk	180,200	99,448
P.T. Bank Rakyat Indonesia Persero Tbk	360,800	365,910
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	5,324
P.T. Bumi Serpong Damai Tbk	255,000	41,521
P.T. Charoen Pokphand Indonesia Tbk	189,100	51,173
P.T. Ciputra Development Tbk	244,400	27,449
P.T. Global Mediacom Tbk	344,000	45,992
P.T. Gudang Garam Tbk	16,800	65,603
P.T. Indo Tambangraya Megah Tbk	28,700	37,028
P.T. Indocement Tunggal Prakarsa Tbk	68,000	113,918
P.T. Indofood Sukses Makmur Tbk	259,100	147,368
P.T. Jasa Marga Persero Tbk	53,500	29,443
P.T. Kalbe Farma Tbk	831,800	118,535
P.T. Lippo Karawaci Tbk	846,100	87,194
P.T. Mayora Indah Tbk	7,583	16,730
P.T. Media Nusantara Citra Tbk	193,500	42,330
P.T. MNC Investama Tbk	545,500	12,465

	Shares	Value
P.T. Pakuwon Jati Tbk	1,580,200	$62,107
P.T. Pembangunan Perumahan Persero Tbk	161,300	46,663
P.T. Perusahaan Gas Negara Persero Tbk	259,400	95,037
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	14,605
P.T. Semen Indonesia Persero Tbk	111,300	115,938
P.T. Summarecon Agung Tbk	598,400	78,527
P.T. Surya Citra Media Tbk	211,400	54,827
P.T. Tambang Batubara Bukit Asam Persero Tbk	71,600	58,666
P.T. Telekomunikasi Indonesia Persero Tbk	224,600	49,587
P.T. Telekomunikasi Indonesia Persero Tbk ADR	5,480	238,599
P.T. Tower Bersama Infrastructure Tbk	63,000	45,646
P.T. Trada Maritime Tbk *	392,600	1,951
P.T. Unilever Indonesia Tbk	52,300	158,439
P.T. United Tractors Tbk	100,696	167,684
P.T. Vale Indonesia Tbk	75,500	18,658
P.T. Wijaya Karya Persero Tbk	192,300	51,318
P.T. XL Axiata Tbk	190,400	63,188

		3,690,645

Malaysia - 4.3%

Aeon Co M Bhd	28,400	22,667
Affin Holdings Bhd	54,500	43,373
AirAsia Bhd	76,100	48,895
Alliance Financial Group Bhd	47,300	61,103
AMMB Holdings Bhd	120,700	206,949
Astro Malaysia Holdings Bhd	60,500	52,186
Axiata Group Bhd	74,300	141,730
Batu Kawan Bhd	4,200	20,687
Berjaya Sports Toto Bhd	43,488	39,437
BIMB Holdings Bhd	32,700	36,175
Boustead Holdings Bhd	3,300	4,098
British American Tobacco Malaysia Bhd	3,400	63,033
Bumi Armada Bhd *	114,550	31,834
Bursa Malaysia Bhd	6,300	14,591
Cahya Mata Sarawak Bhd	15,700	19,082
CIMB Group Holdings Bhd	144,793	242,827
Dialog Group Bhd	82,252	34,936
DiGi.Com Bhd	126,600	214,854
DRB-Hicom Bhd	76,400	40,554
Gamuda Bhd	35,900	49,460
Genting Bhd	38,500	93,505
Genting Malaysia Bhd	92,200	105,170
Genting Plantations Bhd	8,800	24,102
Guinness Anchor Bhd	2,300	8,819
HAP Seng Consolidated Bhd	36,500	44,823
Hartalega Holdings Bhd	5,700	13,344
Hong Leong Bank Bhd	17,900	68,922
Hong Leong Financial Group Bhd	15,600	71,407
IHH Healthcare Bhd	43,300	70,191
IJM Corp Bhd	82,500	160,397
IOI Corp Bhd	95,646	118,386
IOI Properties Group Bhd	43,425	25,500
Kuala Lumpur Kepong Bhd	12,500	76,946
Lafarge Malaysia Bhd	16,800	44,627
Malayan Banking Bhd	111,817	281,465
Malaysia Airports Holdings Bhd	20,600	38,877
Maxis Bhd	54,000	104,625
MISC Bhd	21,160	48,437
MMC Corp Bhd	33,300	22,746
Parkson Holdings Bhd *	21,235	12,557
Petronas Chemicals Group Bhd	64,400	97,911
Petronas Dagangan Bhd	4,400	23,750
Petronas Gas Bhd	19,000	118,198
PPB Group Bhd	13,200	54,720
Public Bank Bhd	84,170	428,935
QL Resources Bhd	28,600	30,267
RHB Capital Bhd	22,181	47,372

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
SapuraKencana Petroleum Bhd	171,200	$108,993
Sime Darby Bhd	66,109	165,393
Sunway Bhd	31,700	31,209
Telekom Malaysia Bhd	30,692	59,959
Tenaga Nasional Bhd	67,200	260,188
UEM Sunrise Bhd	41,900	15,568
UMW Holdings Bhd	44,400	129,856
Westports Holdings Bhd	30,400	32,981
YTL Corp Bhd	293,308	132,263
YTL Power International Bhd	57,750	23,370

		4,584,250

Mexico - 5.3%

Alfa SAB de CV ‘A’ *	155,005	312,987
America Movil SAB de CV ‘L’	848,716	871,334
America Movil SAB de CV ‘L’ ADR	5,660	115,804
Arca Continental SAB de CV *	18,595	114,214
Cemex SAB de CV *	490,062	464,890
Coca-Cola Femsa SAB de CV	2,700	21,553
Coca-Cola Femsa SAB de CV ADR	856	68,360
Controladora Comercial Mexicana SAB de CV	28,445	91,413
El Puerto de Liverpool SAB de CV ‘C1’ *	5,511	65,037
Fomento Economico Mexicano SAB de CV *	23,585	221,277
Fomento Economico Mexicano SAB de CV ADR *	2,802	261,987
Gruma SAB de CV ‘B’	9,749	123,761
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	82,646
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	3,953	53,261
Grupo Aeroportuario del Sureste SAB de CV ADR *	626	84,147
Grupo Bimbo SAB de CV ‘A’ *	56,171	159,305
Grupo Carso SAB de CV ‘A1’	19,967	82,978
Grupo Elektra SAB de CV	1,479	38,255
Grupo Financiero Banorte SAB de CV ‘O’	56,792	329,579
Grupo Financiero Inbursa SAB de CV ‘O’	61,797	156,057
Grupo Financiero Santander Mexico SAB de CV ‘B’	43,600	95,326
Grupo Mexico SAB de CV ‘B’	119,680	353,465
Grupo Televisa SAB *	52,459	346,666
Grupo Televisa SAB ADR *	4,494	148,347
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	51,633
Industrias Penoles SAB de CV	3,938	68,524
Infraestructura Energetica Nova SAB de CV	8,377	45,714
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	95,394
Megacable Holdings SAB de CV *	17,211	67,395
Mexichem SAB de CV	38,915	101,641
Minera Frisco SAB de CV ‘A1’ *	9,900	10,677
OHL Mexico SAB de CV *	19,300	36,706
Organizacion Soriana SAB de CV ‘B’	24,633	62,755
Promotora y Operadora de Infraestructura SAB de CV *	7,400	78,936
Wal-Mart de Mexico SAB de CV	154,700	386,509

		5,668,533

Netherlands - 0.1%

X5 Retail Group NV GDR * ~	4,261	65,371

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	2,748	27,837
Grana y Montero SA ADR	1,724	13,016

		40,853

	Shares	Value
Philippines - 1.7%

Aboitiz Equity Ventures Inc	49,320	$63,971
Aboitiz Power Corp	21,700	21,497
Alliance Global Group Inc	169,300	100,256
Ayala Corp	5,030	89,349
Ayala Land Inc	142,600	122,670
Bank of the Philippine Islands	22,527	50,542
BDO Unibank Inc	29,263	80,925
DMCI Holdings Inc	242,950	84,219
Energy Development Corp	583,200	110,687
Globe Telecom Inc	1,415	63,597
International Container Terminal Services Inc	27,610	66,385
JG Summit Holdings Inc	33,310	54,041
Jollibee Foods Corp	9,050	44,522
LT Group Inc	35,000	12,742
Manila Electric Co	3,410	20,360
Megaworld Corp	589,000	71,477
Metro Pacific Investments Corp	391,400	42,303
Metropolitan Bank & Trust Co	7,531	16,428
Philippine Long Distance Telephone Co	4,350	276,530
Philippine National Bank *	15,007	25,989
Puregold Price Club Inc	22,000	20,431
Robinsons Land Corp	38,300	26,330
Robinsons Retail Holdings Inc	15,840	29,760
San Miguel Corp	21,970	33,162
Semirara Mining and Power Corp	11,270	42,099
SM Investments Corp	3,528	70,968
SM Prime Holdings Inc	96,900	43,271
Top Frontier Investment Holdings Inc *	1,506	3,463
Universal Robina Corp	23,930	120,874

		1,808,848

Poland - 1.7%

Alior Bank SA *	1,292	28,391
Asseco Poland SA	812	12,624
Bank Handlowy w Warszawie SA	1,418	40,534
Bank Millennium SA	16,906	29,616
Bank Pekao SA	2,410	116,889
Bank Zachodni WBK SA	936	85,198
Cyfrowy Polsat SA	2,934	19,286
Eurocash SA	1,604	13,856
Getin Noble Bank SA *	46,578	20,773
Grupa Azoty SA	1,378	29,444
Grupa Lotos SA *	5,099	36,431
ING Bank Slaski SA	1,403	50,643
KGHM Polska Miedz SA	8,233	260,454
LPP SA	14	26,132
mBank	565	65,632
Orange Polska SA	30,618	76,898
PGE Polska Grupa Energetyczna SA	27,954	153,703
Polski Koncern Naftowy Orlen SA	9,749	152,397
Polskie Gornictwo Naftowe i Gazownictwo SA	43,079	62,496
Powszechna Kasa Oszczednosci Bank Polski SA	30,746	275,445
Powszechny Zaklad Ubezpieczen SA	1,609	207,610
Synthos SA	25,885	30,054
Tauron Polska Energia SA	58,157	67,678

		1,862,184

Russia - 1.3%

Gazprom OAO ADR (LI)	60,671	286,047
Lukoil OAO ADR (LI)	6,752	311,771
MegaFon OAO GDR ~	1,742	27,867
MMC Norilsk Nickel OJSC ADR (XLON)	7,902	139,627
Novolipetsk Steel OJSC GDR ~	2,810	37,502
Phosagro OAO GDR ~	1,806	20,339
Rosneft OAO GDR ~	14,525	62,097
Rostelecom OJSC ADR (LI)	1,521	12,023

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
RusHydro JSC ADR	35,932	$34,413
Sberbank of Russia ADR (LON)	37,054	162,620
Severstal PAO GDR ~	3,498	39,268
Tatneft OAO ADR	4,053	119,927
Uralkali PJSC GDR (LI) ~	4,403	58,727
VTB Bank OJSC GDR (LI) ~	45,705	92,194

		1,404,422

South Africa - 8.6%

African Rainbow Minerals Ltd	4,312	35,112
Anglo American Platinum Ltd *	1,879	46,096
AngloGold Ashanti Ltd *	2,970	28,360
AngloGold Ashanti Ltd ADR *	34,107	318,559
Aspen Pharmacare Holdings Ltd *	6,568	207,960
Assore Ltd	946	10,320
Barclays Africa Group Ltd	12,734	193,896
Barloworld Ltd	1,621	12,403
Capitec Bank Holdings Ltd	2,056	88,933
Coronation Fund Managers Ltd	7,445	60,313
Discovery Ltd	8,626	88,768
Distell Group Ltd	1,105	13,956
Exxaro Resources Ltd	5,603	46,431
FirstRand Ltd	95,490	438,953
Gold Fields Ltd ADR	67,061	268,915
Impala Platinum Holdings Ltd *	23,038	111,761
Imperial Holdings Ltd	6,966	110,806
Investec Ltd	13,237	109,701
Kumba Iron Ore Ltd	1,852	23,735
Liberty Holdings Ltd	8,910	123,318
Life Healthcare Group Holdings Ltd	24,468	85,363
Massmart Holdings Ltd	4,391	54,180
Mediclinic International Ltd	14,043	141,254
MMI Holdings Ltd	48,721	131,839
Mondi Ltd	6,082	116,205
Mr Price Group Ltd	8,140	174,093
MTN Group Ltd	58,615	987,839
Naspers Ltd ‘N’	8,570	1,315,830
Nedbank Group Ltd	12,387	242,421
Netcare Ltd	52,961	182,103
Pioneer Foods Ltd	4,186	61,381
Sanlam Ltd	55,549	357,943
Sasol Ltd	714	24,166
Sasol Ltd ADR	15,510	527,960
Shoprite Holdings Ltd	15,195	205,229
Standard Bank Group Ltd	26,266	362,743
Steinhoff International Holdings Ltd	80,263	503,149
Telkom SA SOC Ltd *	10,116	66,030
The Bidvest Group Ltd	15,327	415,391
The Foschini Group Ltd	8,077	119,955
The SPAR Group Ltd	5,358	83,225
Tiger Brands Ltd	4,908	123,585
Truworths International Ltd	21,967	159,315
Vodacom Group Ltd	11,980	131,070
Woolworths Holdings Ltd	36,527	259,478

		9,170,043

South Korea - 15.2%

Amorepacific Corp	87	262,725
AMOREPACIFIC Group	70	94,509
BS Financial Group Inc	7,193	98,349
Celltrion Inc *	927	58,125
Cheil Worldwide Inc *	2,070	44,753
CJ CheilJedang Corp	436	148,295
CJ Corp	797	126,454
Coway Co Ltd	1,727	142,102
Daelim Industrial Co Ltd	1,182	68,758
Daewoo Engineering & Construction Co Ltd *	1,660	11,862
Daewoo International Corp	650	15,532
Daewoo Securities Co Ltd	5,401	62,965

	Shares	Value
Daewoo Shipbuilding & Marine Engineering Co Ltd	4,000	$65,013
DGB Financial Group Inc	2,215	24,144
Dongbu Insurance Co Ltd	2,533	112,891
Doosan Corp	684	71,579
Doosan Heavy Industries & Construction Co Ltd	2,955	75,145
Doosan Infracore Co Ltd *	4,940	52,915
E-Mart Co Ltd	653	136,863
Grand Korea Leisure Co Ltd	1,620	55,180
GS Engineering & Construction Corp *	1,864	50,720
GS Holdings Corp	1,907	73,704
Halla Holdings Corp	275	17,543
Halla Visteon Climate Control Corp	1,275	44,014
Hana Financial Group Inc	9,935	256,854
Hankook Tire Co Ltd	2,724	111,126
Hanssem Co Ltd	497	82,635
Hanwha Chemical Corp	7,770	101,762
Hanwha Corp	1,700	55,553
Hanwha Life Insurance Co Ltd	10,020	66,570
Hotel Shilla Co Ltd	695	61,308
Hyosung Corp	1,574	122,691
Hyundai Department Store Co Ltd	519	69,586
Hyundai Development Co-Engineering & Construction	825	42,322
Hyundai Engineering & Construction Co Ltd	2,204	100,011
Hyundai Glovis Co Ltd	368	74,773
Hyundai Heavy Industries Co Ltd *	1,520	166,653
Hyundai Marine & Fire Insurance Co Ltd	4,064	90,835
Hyundai Mipo Dockyard Co Ltd *	263	17,981
Hyundai Mobis Co Ltd	1,457	323,428
Hyundai Motor Co	4,050	614,711
Hyundai Steel Co	3,490	229,567
Hyundai Wia Corp	529	67,325
Industrial Bank of Korea	7,976	95,811
Kangwon Land Inc	2,350	73,239
KB Financial Group Inc	7,390	260,966
KB Financial Group Inc ADR	1,354	47,580
KCC Corp	151	76,913
Kia Motors Corp	5,952	241,790
Korea Aerospace Industries Ltd	810	41,167
Korea Electric Power Corp	4,948	203,770
Korea Electric Power Corp ADR	2,208	45,264
Korea Gas Corp	1,256	45,826
Korea Investment Holdings Co Ltd	794	44,822
Korea Zinc Co Ltd	171	65,171
KT Corp ADR	5,035	65,858
KT&G Corp	2,006	160,369
Kumho Petrochemical Co Ltd	349	24,677
Kwangju Bank *	889	6,602
LG Chem Ltd	1,005	204,415
LG Corp	2,735	150,785
LG Display Co Ltd	12,810	363,163
LG Display Co Ltd ADR *	2,409	34,473
LG Electronics Inc	5,265	279,401
LG Household & Health Care Ltd	299	226,433
LG Innotek Co Ltd	317	33,101
LG Uplus Corp	10,677	105,674
Lotte Chemical Corp	457	83,677
Lotte Chilsung Beverage Co Ltd	17	26,339
Lotte Confectionery Co Ltd	32	51,359
Lotte Shopping Co Ltd	453	96,812
LS Corp	365	17,070
Macquarie Korea Infrastructure Fund	14,019	98,978
Mando Corp	300	43,249
Medy-Tox Inc	142	42,015
Mirae Asset Securities Co Ltd	1,432	67,440
NAVER Corp	806	486,420
NCSoft Corp	291	47,539
NH Investment & Securities Co Ltd	3,260	42,255

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
OCI Co Ltd	410	$38,186
Orion Corp	86	89,506
Paradise Co Ltd	524	11,428
POSCO	275	60,299
POSCO ADR	4,393	240,121
S-1 Corp	539	40,689
S-Oil Corp	1,409	81,580
Samsung C&T Corp	2,680	143,065
Samsung Electro-Mechanics Co Ltd	1,206	83,325
Samsung Electronics Co Ltd	3,235	4,193,539
Samsung Engineering Co Ltd *	593	20,506
Samsung Fire & Marine Insurance Co Ltd	1,108	267,093
Samsung Heavy Industries Co Ltd	5,100	82,764
Samsung Life Insurance Co Ltd	1,209	105,204
Samsung SDI Co Ltd	1,636	200,564
Samsung Securities Co Ltd	1,513	70,705
Shinhan Financial Group Co Ltd	7,995	301,247
Shinhan Financial Group Co Ltd ADR	1,553	57,927
Shinsegae Co Ltd	115	17,430
SK C&C Co Ltd	375	78,433
SK Holdings Co Ltd	2,158	329,743
SK Hynix Inc	17,016	695,707
SK Innovation Co Ltd *	2,340	201,076
SK Networks Co Ltd	5,068	37,235
SK Telecom Co Ltd ADR	3,000	81,630
Woori Bank	11,721	98,854
Young Poong Corp	5	5,599
Youngone Corp	379	18,651

		16,222,360

Spain - 0.1%

Banco Santander SA ADR	10,195	75,953
Cemex Latam Holdings SA *	2,662	13,822

		89,775

Taiwan - 14.7%

Acer Inc *	184,789	119,149
Advanced Semiconductor Engineering Inc	144,000	195,322
Advantech Co Ltd	9,491	72,231
Asia Cement Corp	67,784	85,211
Asustek Computer Inc	22,667	227,728
AU Optronics Corp	544,000	274,281
AU Optronics Corp ADR	8,622	43,196
Catcher Technology Co Ltd	31,000	324,265
Cathay Financial Holding Co Ltd	138,600	220,917
Chang Hwa Commercial Bank Ltd	188,344	108,841
Cheng Shin Rubber Industry Co Ltd	52,178	119,740
Chicony Electronics Co Ltd	20,301	56,844
China Airlines Ltd *	110,436	56,617
China Development Financial Holding Corp	496,834	172,091
China Life Insurance Co Ltd	79,965	69,507
China Motor Corp	20,000	17,313
China Petrochemical Development Corp *	18,095	6,385
China Steel Chemical Corp	3,000	14,228
China Steel Corp	291,007	241,667
Chipbond Technology Corp	48,000	101,222
Chunghwa Telecom Co Ltd	29,000	92,160
Chunghwa Telecom Co Ltd ADR	6,113	196,044
Clevo Co	17,000	26,398
Compal Electronics Inc	206,092	171,029
CTBC Financial Holding Co Ltd	354,759	235,359
CTCI Corp	19,000	31,301
Delta Electronics Inc	46,000	289,573
E.Sun Financial Holding Co Ltd	214,490	131,118
Eclat Textile Co Ltd	5,304	69,534
Epistar Corp	40,000	64,315
Eva Airways Corp *	128,496	94,140
Evergreen Marine Corp Taiwan Ltd *	106,000	78,684
Far Eastern Department Stores Ltd	65,639	55,404
Far Eastern New Century Corp	125,456	129,300

	Shares	Value
Far EasTone Telecommunications Co Ltd	57,000	$137,417
Farglory Land Development Co Ltd	5,265	6,064
Feng TAY Enterprise Co Ltd	12,480	75,057
First Financial Holding Co Ltd	237,705	141,074
Formosa Chemicals & Fibre Corp	69,446	158,948
Formosa Petrochemical Corp	35,000	76,610
Formosa Plastics Corp	67,292	162,971
Foxconn Technology Co Ltd	29,306	78,577
Fubon Financial Holding Co Ltd	148,343	265,856
Giant Manufacturing Co Ltd	6,000	57,843
HannStar Display Corp	227,460	49,725
Highwealth Construction Corp	27,000	63,698
Hiwin Technologies Corp	4,455	32,895
Hon Hai Precision Industry Co Ltd	273,625	799,888
Hotai Motor Co Ltd	9,000	138,745
HTC Corp *	14,572	64,890
Hua Nan Financial Holdings Co Ltd	249,252	142,336
Innolux Corp	596,390	297,222
Inotera Memories Inc *	77,000	102,251
Inventec Corp	81,000	58,470
Kenda Rubber Industrial Co Ltd	30,045	58,777
King Yuan Electronics Co Ltd	55,000	50,008
King’s Town Bank Co Ltd	34,000	32,525
Kinsus Interconnect Technology Corp	13,000	41,640
Largan Precision Co Ltd	3,000	257,197
Lite-On Technology Corp	93,758	121,328
Makalot Industrial Co Ltd	8,000	57,458
MediaTek Inc	28,020	378,757
Mega Financial Holding Co Ltd	225,089	186,480
Merida Industry Co Ltd	8,400	65,943
Micro-Star International Co Ltd	32,000	37,926
Nan Ya Plastics Corp	91,394	202,706
Novatek Microelectronics Corp	18,000	92,895
PChome Online Inc	3,000	39,022
Pegatron Corp	95,090	256,829
Phison Electronics Corp	5,000	41,419
Pou Chen Corp	106,000	148,183
Powertech Technology Inc *	38,300	65,896
President Chain Store Corp	19,000	142,868
Quanta Computer Inc	55,000	132,504
Radiant Opto-Electronics Corp	28,669	89,115
Realtek Semiconductor Corp	17,300	55,104
Ruentex Development Co Ltd	24,406	37,363
Ruentex Industries Ltd	33,236	72,699
Shin Kong Financial Holding Co Ltd	273,427	77,564
Siliconware Precision Industries Co Ltd	114,000	187,813
Simplo Technology Co Ltd	15,000	75,405
SinoPac Financial Holdings Co Ltd	311,575	129,766
St Shine Optical Co Ltd	3,000	48,351
Standard Foods Corp	2,943	7,575
Synnex Technology International Corp	46,000	62,115
Taishin Financial Holding Co Ltd	632,365	268,207
Taiwan Business Bank *	145,107	44,031
Taiwan Cement Corp	149,693	210,811
Taiwan Cooperative Financial Holding Co Ltd	370,143	187,288
Taiwan Fertilizer Co Ltd	33,000	57,092
Taiwan Glass Industry Corp	36,471	26,233
Taiwan Mobile Co Ltd	45,400	158,501
Taiwan Semiconductor Manufacturing Co Ltd	581,779	2,699,059
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,270	335,060
Teco Electric & Machinery Co Ltd	69,000	65,610
Ton Yi Industrial Corp	33,000	22,965
Transcend Information Inc	12,000	42,469
TSRC Corp	9,450	10,098
Uni-President Enterprises Corp	153,110	256,226
Unimicron Technology Corp	59,000	38,220
United Microelectronics Corp	621,000	306,538

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
United Microelectronics Corp ADR	21,715	$52,985
Vanguard International Semiconductor Corp	31,000	52,504
Walsin Lihwa Corp *	114,000	35,104
Wan Hai Lines Ltd	28,000	34,512
Winbond Electronics Corp *	71,000	23,330
Wistron Corp	96,503	81,814
WPG Holdings Ltd	44,000	56,577
Yageo Corp	13,000	26,743
Yang Ming Marine Transport Corp *	54,000	31,006
Yuanta Financial Holding Co Ltd	289,265	145,295
Yulon Motor Co Ltd	25,000	34,107

		15,657,267

Thailand - 2.9%

Advanced Info Service PCL	28,600	208,064
Airports of Thailand PCL	10,600	91,031
Bangkok Bank PCL NVDR	8,200	46,437
Bangkok Dusit Medical Services PCL	97,000	58,704
Bangkok Life Assurance PCL	18,480	28,943
Banpu PCL	38,700	35,035
BEC World PCL	11,000	13,855
Berli Jucker PCL	21,300	24,014
Big C Supercenter PCL	9,100	64,188
Bumrungrad Hospital PCL	11,300	52,704
Central Pattana PCL	48,200	63,253
Central Plaza Hotel PCL	12,100	12,173
Charoen Pokphand Foods PCL	101,200	69,906
CP ALL PCL	78,300	98,632
Delta Electronics Thailand PCL	20,600	47,638
Glow Energy PCL	28,400	74,784
Home Product Center PCL	228,149	57,113
Indorama Ventures PCL	30,900	24,646
Intouch Holdings PCL	21,900	51,977
IRPC PCL	508,700	67,038
Jasmine International PCL	262,000	46,311
Kasikornbank PCL	13,200	93,156
Kasikornbank PCL NVDR	20,400	143,279
Krung Thai Bank PCL	234,675	164,329
Land & Houses PCL NVDR	63,480	18,961
Minor International PCL	63,800	68,500
Pruksa Real Estate PCL	25,800	22,968
PTT Exploration & Production PCL	43,041	144,444
PTT Global Chemical PCL	67,300	107,920
PTT PCL	35,600	353,667
Ratchaburi Electricity Generating Holding PCL	19,500	36,695
Robinson Department Store PCL	18,000	26,266
Siam City Cement PCL	4,900	57,457
Thai Oil PCL	18,400	29,355
Thai Union Frozen Products PCL	41,600	25,681
The Siam Cement PCL	7,200	112,804
The Siam Commercial Bank PCL	38,000	207,593
TMB Bank PCL	866,500	79,264
Total Access Communication PCL	10,500	26,444
Total Access Communication PCL NVDR	28,200	71,021
True Corp PCL *	181,765	69,696

		3,095,946

Turkey - 1.7%

Akbank TAS	59,047	173,358
Anadolu Efes Biracilik Ve Malt Sanayii AS *	5,993	50,165
Arcelik AS	10,843	62,497
BIM Birlesik Magazalar AS	7,369	130,680
Coca-Cola Icecek AS	2,216	37,410
Enka Insaat ve Sanayi AS	17,479	34,952
Eregli Demir ve Celik Fabrikalari TAS	70,869	110,074
Ford Otomotiv Sanayi AS	2,270	29,364
KOC Holding AS	16,745	76,190
Koza Altin Isletmeleri AS	3,258	35,380
Petkim Petrokimya Holding AS	5,496	7,331

	Shares	Value
TAV Havalimanlari Holding AS	3,308	$27,714
Tofas Turk Otomobil Fabrikasi AS	7,825	47,330
Tupras Turkiye Petrol Rafinerileri AS	3,832	90,821
Turk Hava Yollari AO *	47,401	156,342
Turk Telekomunikasyon AS	20,839	55,277
Turkcell Iletisim Hizmetleri AS *	20,017	102,652
Turkcell Iletisim Hizmetleri AS ADR *	4,700	61,241
Turkiye Garanti Bankasi AS	67,292	220,152
Turkiye Halk Bankasi AS	16,307	80,377
Turkiye Is Bankasi ‘C’	50,457	113,699
Turkiye Sise ve Cam Fabrikalari AS	34,308	42,364
Turkiye Vakiflar Bankasi Tao ‘D’	24,805	40,538
Ulker Biskuvi Sanayi AS	6,186	46,494
Yapi ve Kredi Bankasi AS	22,801	35,059

		1,867,461

United Kingdom - 0.0%

Mail.ru Group Ltd GDR (LI) * ~	1,186	23,357

Total Common Stocks (Cost $100,378,830)		102,583,241

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

India - 0.0%

NTPC Ltd 8.490% due 03/25/25 +	INR 493,987	864

Total Corporate Bonds & Notes (Cost $0)		864

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $1,149,992; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $1,174,325)	$1,149,992	1,149,992

Total Short-Term Investment (Cost $1,149,992)		1,149,992

TOTAL INVESTMENTS - 100.3% (Cost $107,306,416)		107,160,434

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(321,525)

NET ASSETS - 100.0%		$106,838,909

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.3%
Information Technology	19.0%
Consumer Discretionary	10.2%
Consumer Staples	8.8%
Materials	8.4%
Industrials	7.7%
Telecommunication Services	7.2%
Energy	6.3%
Utilities	3.6%
Others (each less than 3.0%)	3.8%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	An investment with a value of $864 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,323	$-	$2,323	$-
	Preferred Stocks (1)	3,424,014	3,424,014	-	-
	Common Stocks
	Bermuda	1,022,410	364,426	617,003	40,981
	Brazil	5,952,281	5,952,281	-	-
	Canada	41,501	41,501	-	-
	Cayman	3,960,124	-	3,960,124	-
	Chile	1,797,057	1,797,057	-	-
	China	8,247,555	169,103	8,012,182	66,270
	Colombia	580,610	580,610	-	-
	Cyprus	1,679	-	1,679	-
	Czech Republic	208,465	-	208,465	-
	Egypt	181,555	-	181,555	-
	Greece	461,307	-	461,307	-
	Hong Kong	3,561,987	2,132,784	1,429,203	-
	Hungary	219,612	-	219,612	-
	India	11,095,783	689,261	10,406,522	-
	Indonesia	3,690,645	238,599	3,452,046	-
	Malaysia	4,584,250	140,774	4,430,919	12,557
	Mexico	5,668,533	5,668,533	-	-
	Netherlands	65,371	-	65,371	-
	Peru	40,853	40,853	-	-
	Philippines	1,808,848	-	1,808,848	-
	Poland	1,862,184	-	1,862,184	-
	Russia	1,404,422	40,183	1,364,239	-
	South Africa	9,170,043	1,115,434	8,054,609	-
	South Korea	16,222,360	572,853	15,649,507	-
	Spain	89,775	89,775	-	-
	Taiwan	15,657,267	716,315	14,940,952	-
	Thailand	3,095,946	-	3,095,946	-
	Turkey	1,867,461	61,241	1,806,220	-
	United Kingdom	23,357	-	23,357	-

		102,583,241	20,411,583	82,051,850	119,808

	Corporate Bonds & Notes	864	-	-	864
	Short-Term Investment	1,149,992	-	1,149,992	-

	Total	$107,160,434	$23,835,597	$83,204,165	$120,672

During the three-month period ended March 31, 2015, investments with a total aggregate value of $290,356 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $9,322,399 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, an investment with a value of $52,925 was transferred from Level 1 to Level 3 due to the investment being priced using the last trade price as a result of the applicable exchange halting trading of the investment. Also during the same period, investments with a total aggregate value of $66,883 were transferred from Level 2 to Level 3 due to the investments being priced using the last trade prices as a result of the applicable exchange(s) halting trading of the investments.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Groupe Fnac Exp 05/16/15 *	4	$28

Spain - 0.0%

Banco Bilbao Vizcaya Argentaria SA Exp 04/14/15 *	125,752	18,119
Banco de Sabadell SA Exp 04/17/15 *	198,041	50,255
Telefonica SA Exp 04/10/15 *	89,917	14,502

		82,876

United Kingdom - 0.0%

Serco Group PLC Exp 04/16/15 *	5,706	3,470

Total Rights (Cost $26,777)		86,374

PREFERRED STOCKS - 0.4%

Germany - 0.4%

Bayerische Motoren Werke AG	1,350	125,005
FUCHS PETROLUB SE	1,842	73,725
Henkel AG & Co KGaA	3,424	403,276
Porsche Automobil Holding SE	2,837	278,489
Volkswagen AG	2,129	566,554

		1,447,049

Total Preferred Stocks (Cost $1,389,159)		1,447,049

COMMON STOCKS - 98.6%

Australia - 6.4%

Adelaide Brighton Ltd	16,044	55,265
AGL Energy Ltd	11,896	137,492
ALS Ltd	5,236	19,657
Alumina Ltd	78,400	95,627
Alumina Ltd ADR	4,800	23,160
Amcor Ltd	36,065	384,802
AMP Ltd	124,935	610,806
Ansell Ltd	4,055	84,882
APA Group >>	37,391	257,561
Aristocrat Leisure Ltd	23,175	148,106
Asciano Ltd	41,595	200,461
ASX Ltd	6,311	198,578
Aurizon Holdings Ltd	37,837	139,461
AusNet Services >>	53,895	59,823
Australia & New Zealand Banking Group Ltd	61,036	1,701,093
Bank of Queensland Ltd	13,402	140,504
Bendigo & Adelaide Bank Ltd	19,670	187,609
BHP Billiton Ltd	46,350	1,079,464
BHP Billiton Ltd ADR	23,501	1,092,092
BlueScope Steel Ltd	23,225	73,578
Boral Ltd	16,558	80,481
Brambles Ltd	43,367	379,727
Caltex Australia Ltd	3,056	81,239
carsales.com Ltd	4,885	38,343
Challenger Ltd	4,706	25,625
Coca-Cola Amatil Ltd	12,418	101,768
Cochlear Ltd	1,324	91,074
Commonwealth Bank of Australia	37,469	2,658,760

	Shares	Value
Computershare Ltd	13,846	$133,790
Crown Resorts Ltd	6,794	68,927
CSL Ltd	12,229	856,422
DUET Group >>	23,186	44,939
Echo Entertainment Group Ltd	40,690	139,591
Flight Centre Travel Group Ltd	1,911	57,495
Fortescue Metals Group Ltd	103,991	154,087
GrainCorp Ltd ‘A’	2,443	17,467
Harvey Norman Holdings Ltd	7,845	26,534
Iluka Resources Ltd	5,605	36,111
Incitec Pivot Ltd	50,164	155,047
Insurance Australia Group Ltd	85,149	394,665
Leighton Holdings Ltd	4,087	65,556
Lend Lease Group >>	17,720	223,856
Macquarie Group Ltd	8,860	514,799
Metcash Ltd	14,229	16,727
National Australia Bank Ltd	56,605	1,657,249
New Hope Corp Ltd	4,341	8,028
Newcrest Mining Ltd *	26,786	271,529
Orica Ltd	8,882	134,785
Origin Energy Ltd	34,379	294,641
Orora Ltd	23,527	40,559
Platinum Asset Management Ltd	10,177	60,481
Primary Health Care Ltd	13,677	57,174
Qantas Airways Ltd *	60,229	142,957
QBE Insurance Group Ltd	50,435	499,127
Ramsay Health Care Ltd	6,709	342,628
REA Group Ltd	1,353	49,685
Recall Holdings Ltd	5,190	30,495
Rio Tinto Ltd	13,947	604,636
Santos Ltd	36,945	199,280
Seek Ltd	11,370	147,929
Seven West Media Ltd	9,262	9,421
Sims Metal Management Ltd ADR	1,200	11,210
Sonic Healthcare Ltd	13,246	205,786
Spark Infrastructure Group >>	13,849	20,833
Suncorp Group Ltd	44,237	453,878
Super Retail Group Ltd	4,741	34,580
Sydney Airport >>	23,355	91,908
Tabcorp Holdings Ltd	51,555	185,904
Tatts Group Ltd	45,475	137,699
Telstra Corp Ltd	141,239	677,818
Toll Holdings Ltd	23,800	160,250
TPG Telecom Ltd	7,273	50,565
Transurban Group >>	45,449	329,161
Treasury Wine Estates Ltd	20,568	79,943
Wesfarmers Ltd	22,819	762,465
Westpac Banking Corp	39,922	1,194,377
Westpac Banking Corp ADR	21,072	630,264
Woodside Petroleum Ltd	37,757	987,747
Woolworths Ltd	32,900	736,855
WorleyParsons Ltd	3,138	22,799

		24,377,697

Austria - 0.3%

ANDRITZ AG	2,698	161,341
BUWOG AG *	917	18,837
Erste Group Bank AG	6,686	164,732
IMMOFINANZ AG *	18,349	53,925
OMV AG	8,751	240,178
Raiffeisen Bank International AG	5,783	80,855
Verbund AG	3,876	64,878
Vienna Insurance Group AG Wiener Versicherung Gruppe	926	41,010
voestalpine AG	8,852	323,605

		1,149,361

Belgium - 1.3%

Ageas	5,576	200,199
Anheuser-Busch InBev NV	9,115	1,114,997
Anheuser-Busch InBev NV ADR	9,999	1,218,978

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Belgacom SA	7,787	$272,704
Colruyt SA	4,302	187,190
Delhaize Group SA	2,067	186,005
Delhaize Group SA ADR	9,322	208,533
KBC Groep NV *	8,922	552,058
Solvay SA	4,228	611,524
Telenet Group Holding NV *	2,064	113,543
UCB SA	3,417	246,233
Umicore SA	5,567	232,161

		5,144,125

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings Ltd	14,000	120,236
Chinese Estates Holdings Ltd	5,500	17,134
Esprit Holdings Ltd	29,079	29,460
First Pacific Co Ltd	108,000	107,944
Global Brands Group Holding Ltd *	122,000	23,847
Golar LNG Ltd (NOTC)	834	27,755
Hongkong Land Holdings Ltd	27,000	203,992
Johnson Electric Holdings Ltd	12,500	44,051
Kerry Logistics Network Ltd	3,500	5,143
Kerry Properties Ltd	22,000	76,556
Li & Fung Ltd	122,000	119,006
Noble Group Ltd	204,000	135,938
NWS Holdings Ltd	30,000	49,966
Orient Overseas International Ltd	3,500	21,377
Seadrill Ltd (NYSE)	10,016	93,650
Seadrill Ltd (XOSL)	5,495	51,425
Shangri-La Asia Ltd (XHKG)	56,666	77,755
VTech Holdings Ltd	2,200	31,354
Yue Yuen Industrial Holdings Ltd	26,000	91,776

		1,328,365

Canada - 9.2%

Agnico Eagle Mines Ltd (NYSE)	5,455	152,413
Agnico Eagle Mines Ltd (TSE)	2,500	69,460
Agrium Inc (NYSE)	2,799	291,852
Agrium Inc (TSE)	2,451	255,444
Aimia Inc	3,814	38,876
Alimentation Couche-Tard Inc ‘B’	10,850	432,355
AltaGas Ltd	2,948	98,364
Amaya Inc *	3,200	75,039
ARC Resources Ltd	9,278	159,401
Atco Ltd ‘I’	2,296	81,793
Athabasca Oil Corp *	3,400	5,637
Bank of Montreal (NYSE)	5,727	343,448
Bank of Montreal (TSE)	8,630	517,166
Barrick Gold Corp (NYSE)	13,539	148,387
Barrick Gold Corp (TSE)	33,249	363,585
Baytex Energy Corp (NYSE)	6,148	97,138
Baytex Energy Corp (TSE)	1,147	18,139
BCE Inc (NYSE)	2,095	88,744
BCE Inc (TSE)	4,942	209,222
BlackBerry Ltd (NASDAQ) *	3,911	34,925
BlackBerry Ltd (TSE) *	17,926	159,792
Bombardier Inc ‘B’	64,700	127,709
Bonavista Energy Corp	3,500	17,631
Brookfield Asset Management Inc ‘A’ (TSE)	12,875	688,605
CAE Inc	10,800	126,031
Cameco Corp (NYSE)	10,661	148,508
Cameco Corp (TSE)	4,548	63,379
Canadian Imperial Bank of Commerce (NYSE)	3,665	265,713
Canadian Imperial Bank of Commerce (TSE)	8,837	640,649
Canadian National Railway Co (NYSE)	8,797	588,255
Canadian National Railway Co (TSE)	12,412	831,223
Canadian Natural Resources Ltd (NYSE)	15,722	482,823
Canadian Natural Resources Ltd (TSE)	23,001	704,985
Canadian Oil Sands Ltd	24,195	188,165

	Shares	Value
Canadian Pacific Railway Ltd (NYSE)	1,886	$344,572
Canadian Pacific Railway Ltd (TSE)	2,300	421,120
Canadian Tire Corp Ltd ‘A’	3,525	359,110
Canadian Utilities Ltd ‘A’	2,000	62,801
Canadian Western Bank	5,200	113,849
Canfor Corp *	2,200	44,033
Catamaran Corp (NASDAQ) *	898	53,467
Catamaran Corp (TSE) *	4,900	291,706
CCL Industries Inc ‘B’	1,200	135,012
Cenovus Energy Inc (NYSE)	10,764	181,696
Cenovus Energy Inc (TSE)	10,684	180,098
CGI Group Inc ‘A’ (NYSE) *	5,993	254,403
CGI Group Inc ‘A’ (TSE) *	3,600	152,692
CI Financial Corp	4,600	128,606
Cineplex Inc	467	18,392
Cogeco Cable Inc	1,500	80,427
Constellation Software Inc	700	241,942
Crescent Point Energy Corp (NYSE)	2,138	47,763
Crescent Point Energy Corp (TSE)	13,365	297,997
DH Corp	3,100	94,697
Dollarama Inc	2,218	123,986
Eldorado Gold Corp	26,848	123,159
Emera Inc	1,500	48,794
Empire Co Ltd ‘A’	2,908	202,760
Enbridge Inc (NYSE)	3,251	157,674
Enbridge Inc (TSE)	14,335	690,973
Enbridge Income Fund Holdings Inc	3,400	100,130
Encana Corp (NYSE)	33,193	370,102
Encana Corp (TSE)	10,648	118,876
Enerplus Corp (NYSE)	10,576	107,241
Enerplus Corp (TSE)	1,296	13,139
Ensign Energy Services Inc	2,900	22,737
Fairfax Financial Holdings Ltd	1,158	649,149
Finning International Inc	18,317	340,728
First Capital Realty Inc	2,400	37,387
First Quantum Minerals Ltd	17,914	217,109
FirstService Corp	600	38,832
Fortis Inc	6,000	182,764
Franco-Nevada Corp	350	16,962
Genworth MI Canada Inc	1,212	26,794
George Weston Ltd	2,100	166,335
Gibson Energy Inc	3,700	75,896
Gildan Activewear Inc (NYSE)	2,600	76,752
Gildan Activewear Inc (TSE)	2,800	82,549
Goldcorp Inc (NYSE)	5,991	108,557
Goldcorp Inc (TSE)	12,030	217,700
Great-West Lifeco Inc	11,200	323,828
Husky Energy Inc	8,621	175,953
IGM Financial Inc	2,400	85,290
Imperial Oil Ltd (ASE)	4,702	187,516
Imperial Oil Ltd (TSE)	3,750	149,668
Industrial Alliance Insurance & Financial Services Inc	2,821	94,371
Intact Financial Corp	2,550	192,113
Inter Pipeline Ltd	6,200	159,779
Keyera Corp	1,800	119,735
Kinross Gold Corp *	32,259	71,571
Linamar Corp	1,922	118,502
Loblaw Cos Ltd	5,046	246,692
Lundin Mining Corp *	22,000	88,761
MacDonald Dettwiler & Associates Ltd	800	61,995
Magna International Inc (NYSE)	3,568	191,459
Magna International Inc (TSE)	6,400	342,145
Manitoba Telecom Services Inc	1,400	26,540
Manulife Financial Corp (NYSE)	17,704	301,145
Manulife Financial Corp (TSE)	27,704	470,501
Maple Leaf Foods Inc	5,900	107,980
MEG Energy Corp *	4,800	77,540
Methanex Corp (NASDAQ)	1,604	85,926
Methanex Corp (TSE)	1,400	74,955

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Metro Inc	8,799	$238,429
National Bank of Canada	13,930	508,565
New Gold Inc *	6,100	20,469
Onex Corp	2,700	156,792
Open Text Corp (NASDAQ)	2,832	149,784
Open Text Corp (TSE)	1,200	63,347
Pacific Rubiales Energy Corp	13,067	31,157
Pan American Silver Corp	3,400	29,851
Paramount Resources Ltd ‘A’ *	1,100	27,097
Pembina Pipeline Corp (NYSE)	3,901	123,506
Pembina Pipeline Corp (TSE)	2,915	92,107
Pengrowth Energy Corp	16,612	49,841
Penn West Petroleum Ltd	13,114	21,640
Peyto Exploration & Development Corp	5,800	155,515
Potash Corp of Saskatchewan Inc (NYSE)	6,241	201,272
Potash Corp of Saskatchewan Inc (TSE)	13,751	443,293
Precision Drilling Corp (NYSE)	6,336	40,170
Precision Drilling Corp (TSE)	2,800	17,774
Progressive Waste Solutions Ltd	4,700	137,970
Quebecor Inc ‘B’	2,200	58,850
Ritchie Bros Auctioneers Inc	804	20,053
Rogers Communications Inc ‘B’ (NYSE)	3,198	107,069
Rogers Communications Inc ‘B’ (TSE)	5,500	184,122
Royal Bank of Canada (NYSE)	10,704	646,093
Royal Bank of Canada (TSE)	26,354	1,586,380
Saputo Inc	7,800	214,376
Shaw Communications Inc ‘B’ (NYSE)	5,413	121,414
Shaw Communications Inc ‘B’ (TSE)	8,335	187,028
ShawCor Ltd	1,100	30,571
Silver Wheaton Corp (NYSE)	5,103	97,059
Silver Wheaton Corp (TSE)	5,700	108,280
SNC-Lavalin Group Inc	5,317	165,108
Stantec Inc (NYSE)	1,000	23,950
Sun Life Financial Inc (NYSE)	3,115	96,004
Sun Life Financial Inc (TSE)	8,561	263,816
Suncor Energy Inc (NYSE)	21,040	615,420
Suncor Energy Inc (TSE)	21,925	640,673
Talisman Energy Inc (NYSE)	8,695	66,778
Talisman Energy Inc (TSE)	46,232	354,437
Teck Resources Ltd ‘B’ (NYSE)	7,314	100,421
Teck Resources Ltd ‘B’ (TSE)	8,150	111,837
TELUS Corp	4,800	159,438
The Bank of Nova Scotia (NYSE)	6,434	323,180
The Bank of Nova Scotia (TSE)	22,313	1,119,394
The Jean Coutu Group PJC Inc ‘A’	3,100	66,256
The Toronto-Dominion Bank (NYSE)	6,146	263,356
The Toronto-Dominion Bank (TSE)	27,068	1,158,546
Thomson Reuters Corp (NYSE)	1,569	63,639
Thomson Reuters Corp (TSE)	5,700	231,096
TMX Group Ltd	234	10,054
Tourmaline Oil Corp *	10,500	317,765
TransAlta Corp (NYSE)	4,700	43,710
TransAlta Corp (TSE)	14,700	136,374
TransCanada Corp (NYSE)	3,015	128,801
TransCanada Corp (TSE)	10,270	439,164
TransForce Inc	3,800	90,008
Trican Well Service Ltd	1,800	4,903
Trilogy Energy Corp	300	1,760
Turquoise Hill Resources Ltd (TSE) *	30,560	95,308
Valeant Pharmaceuticals International Inc (NYSE) *	3,113	618,304
Valeant Pharmaceuticals International Inc (TSE) *	4,900	968,007
Veresen Inc	7,400	97,455
Vermilion Energy Inc (NYSE)	920	38,714
Vermilion Energy Inc (TSE)	1,433	60,248
West Fraser Timber Co Ltd	1,200	61,395
Whitecap Resources Inc	7,300	82,767
WSP Global Inc	1,848	61,165
Yamana Gold Inc	31,999	114,702

		35,154,116

	Shares	Value
Cayman - 0.3%

ASM Pacific Technology Ltd	6,400	$66,550
Chow Tai Fook Jewellery Group Ltd	31,200	33,588
CK Hutchinson Holdings LTD	34,000	695,570
FIH Mobile Ltd *	27,000	14,325
Lifestyle International Holdings Ltd	8,500	15,133
Melco Crown Entertainment Ltd ADR	5,670	121,678
MGM China Holdings Ltd	21,200	39,784
Sa Sa International Holdings Ltd	36,000	17,598
Sands China Ltd	55,200	228,026
Wynn Macau Ltd	30,000	64,557
Xinyi Glass Holdings Ltd	10,000	6,178
Xinyi Solar Holdings Ltd	10,000	3,096

		1,306,083

Cyprus - 0.0%

Prosafe SE	2,381	6,534

Denmark - 1.6%

AP Moller - Maersk AS ‘A’	111	225,572
AP Moller - Maersk AS ‘B’	202	422,407
Carlsberg AS ‘B’	3,703	305,772
Chr Hansen Holding AS	3,055	140,321
Coloplast AS ‘B’	2,340	177,077
Danske Bank AS	15,300	403,782
DSV AS	6,424	199,888
Genmab AS *	1,385	104,198
GN Store Nord AS	3,676	82,077
H Lundbeck AS *	1,363	28,686
Jyske Bank AS *	2,894	121,937
Novo Nordisk AS ‘B’	29,098	1,556,934
Novo Nordisk AS ADR	21,215	1,132,669
Novozymes AS ‘B’	6,841	312,878
Pandora AS	3,485	317,714
TDC AS	25,037	179,348
Topdanmark AS *	1,550	46,448
Tryg AS	1,236	145,632
Vestas Wind Systems AS	6,234	258,108
William Demant Holding AS *	289	24,544

		6,185,992

Finland - 1.0%

Elisa OYJ	5,646	142,001
Fortum OYJ	30,180	632,619
Kesko OYJ ‘B’	886	37,873
Kone OYJ ‘B’	8,946	396,568
Metso OYJ	4,719	137,767
Neste Oil OYJ	8,132	213,240
Nokia OYJ	72,003	550,028
Nokia OYJ ADR	19,600	148,568
Nokian Renkaat OYJ	2,835	84,506
Orion OYJ ‘A’	400	11,220
Orion OYJ ‘B’	4,300	121,265
Sampo OYJ ‘A’	12,273	620,162
Stora Enso OYJ ‘R’	27,300	281,264
UPM-Kymmene OYJ	19,547	380,574
Valmet OYJ	2,184	26,190
Wartsila OYJ Abp	4,174	184,888

		3,968,733

France - 8.0%

Accor SA	3,605	188,289
Aeroports de Paris	429	51,317
Air Liquide SA	7,818	1,005,629
Alcatel-Lucent *	53,402	202,096
Alcatel-Lucent ADR *	8,000	29,840
Alstom SA *	3,380	104,050
Arkema SA	2,369	186,987
AtoS	3,292	226,035

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
AXA SA	41,161	$1,037,943
AXA SA ADR	2,200	55,528
BioMerieux	397	38,466
BNP Paribas SA	22,627	1,376,125
Bollore SA	18,800	100,195
Bouygues SA	10,573	415,362
Bureau Veritas SA	6,857	147,374
Cap Gemini SA	4,304	353,390
Carrefour SA	20,893	696,553
Casino Guichard Perrachon SA	2,441	215,935
CGG SA *	1,488	8,399
CGG SA ADR *	1,300	7,410
Christian Dior SE	1,472	276,504
Cie de Saint-Gobain	18,599	815,966
Cie Generale des Etablissements Michelin	9,543	950,172
CNP Assurances	7,205	126,035
Credit Agricole SA	20,603	302,908
Danone SA	12,899	868,066
Dassault Systemes	2,360	159,897
Edenred	6,525	162,656
Eiffage SA	2,872	170,851
Electricite de France SA	8,326	199,981
Essilor International SA	5,771	662,647
Euler Hermes Group	798	85,016
Eutelsat Communications SA	4,807	159,158
Faurecia	1,300	56,885
GDF Suez	47,043	930,862
Groupe Eurotunnel SA	9,283	133,059
Hermes International	973	343,466
Iliad SA	809	189,010
Imerys SA	1,755	128,945
Ingenico	1,530	168,281
Ipsen SA	756	35,767
JCDecaux SA	3,774	126,755
Kering	2,181	426,305
L’Oreal SA	5,088	936,826
Lafarge SA	6,113	396,422
Lagardere SCA	2,244	67,209
Legrand SA	5,989	322,771
LVMH Moet Hennessy Louis Vuitton SE	6,612	1,166,899
Natixis SA	35,830	267,564
Numericable-SFR *	2,063	112,501
Orange SA	54,545	877,563
Orange SA ADR	5,000	80,050
Pernod Ricard SA	3,737	440,982
Peugeot SA *	22,209	372,235
Plastic Omnium SA	1,664	43,801
Publicis Groupe SA	3,905	301,503
Renault SA	9,248	842,818
Rexel SA	11,610	219,020
Safran SA	5,790	404,639
Sanofi	19,109	1,880,346
Sanofi ADR	3,955	195,535
Schneider Electric SE (LI)	219	16,990
Schneider Electric SE (XPAR)	10,681	830,808
SCOR SE	5,781	195,260
SEB SA	232	16,717
Societe BIC SA	847	120,634
Societe Generale SA	17,790	860,101
Sodexo SA	1,989	194,079
Suez Environnement Co	8,686	149,155
Technip SA	3,580	216,974
Thales SA	3,046	169,073
TOTAL SA	51,042	2,539,408
TOTAL SA ADR	7,641	379,452
Valeo SA	1,848	276,260
Vallourec SA	3,882	94,850
Veolia Environnement SA	11,918	225,610
Veolia Environnement SA ADR	1,468	27,701
Vinci SA	11,823	676,614

	Shares	Value
Vivendi SA *	26,771	$665,618
Zodiac Aerospace	6,374	211,244

		30,721,347

Germany - 7.8%

adidas AG	5,784	458,568
Allianz SE	9,802	1,703,213
Axel Springer SE	980	57,956
BASF SE	22,522	2,241,080
Bayer AG	21,455	3,223,727
Bayerische Motoren Werke AG	9,869	1,235,111
Beiersdorf AG	1,950	169,607
Bilfinger SE	810	47,040
Brenntag AG	4,546	272,536
Commerzbank AG *	32,207	444,069
Continental AG	2,819	667,709
Daimler AG (XETR)	27,044	2,604,714
Deutsche Bank AG (NYSE)	16,773	582,526
Deutsche Bank AG (XETR)	11,755	408,980
Deutsche Boerse AG	5,275	431,375
Deutsche Lufthansa AG	15,674	220,422
Deutsche Post AG	26,935	842,594
Deutsche Telekom AG	74,817	1,369,966
Deutsche Telekom AG ADR	11,200	204,232
Deutsche Wohnen AG	9,759	250,250
E.ON SE	43,649	650,349
Fielmann AG	616	41,299
Fraport AG Frankfurt Airport Services Worldwide	1,449	86,731
Fresenius Medical Care AG & Co KGaA	3,388	281,975
Fresenius Medical Care AG & Co KGaA ADR	5,634	233,529
Fresenius SE & Co KGaA	13,434	802,230
FUCHS PETROLUB SE	830	29,886
GEA Group AG	3,913	189,253
Hannover Rueck SE	2,371	245,248
HeidelbergCement AG	4,650	368,923
Henkel AG & Co KGaA	3,362	347,712
HOCHTIEF AG	1,612	122,327
HUGO BOSS AG	1,169	142,346
Infineon Technologies AG	30,775	368,487
K+S AG	5,476	179,074
LANXESS AG	3,484	185,883
Linde AG	3,899	794,886
MAN SE	803	84,624
Merck KGaA	4,445	498,862
METRO AG	8,479	288,032
MTU Aero Engines AG	1,786	175,375
Muenchener Rueckversicherungs-Gesellschaft AG	3,786	817,031
OSRAM Licht AG	1,547	76,768
Puma SE	40	7,423
RHOEN KLINIKUM AG	822	20,443
RWE AG	22,761	581,959
SAP SE	11,221	814,820
SAP SE ADR	6,395	461,527
Siemens AG	15,618	1,690,877
Suedzucker AG	1,611	19,730
Symrise AG	2,124	134,345
Talanx AG	1,419	44,556
Telefonica Deutschland Holding AG *	25,888	149,645
ThyssenKrupp AG	12,898	338,682
TUI AG	7,658	134,668
United Internet AG	3,874	176,632
Volkswagen AG	1,609	415,281
Wacker Chemie AG	701	81,167
Wirecard AG	2,254	95,392

		29,613,652

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Hong Kong - 2.2%

AIA Group Ltd	279,000	$1,748,634
BOC Hong Kong Holdings Ltd	95,000	339,176
Cathay Pacific Airways Ltd	129,000	298,354
CLP Holdings Ltd	47,000	410,421
Galaxy Entertainment Group Ltd	66,000	299,256
Hang Lung Group Ltd	30,000	136,902
Hang Lung Properties Ltd	58,000	163,299
Hang Seng Bank Ltd	18,600	336,732
Henderson Land Development Co Ltd	22,440	157,393
Hong Kong & China Gas Co Ltd	153,233	354,257
Hong Kong Exchanges & Clearing Ltd	30,481	745,207
Hopewell Holdings Ltd	4,500	16,891
Hutchison Whampoa Ltd	50,000	691,641
Hysan Development Co Ltd	13,000	57,084
Melco International Development Ltd	11,000	18,567
MTR Corp Ltd	30,502	144,905
New World Development Co Ltd	256,000	296,268
PCCW Ltd	89,000	54,235
Power Assets Holdings Ltd	27,500	280,860
Sino Land Co Ltd	109,609	178,599
SJM Holdings Ltd	73,000	95,135
Sun Hung Kai Properties Ltd	33,492	515,596
Swire Pacific Ltd ‘A’	13,500	183,540
Swire Pacific Ltd ‘B’	10,000	25,683
Swire Properties Ltd	19,200	62,385
Techtronic Industries Co Ltd	56,500	190,302
Television Broadcasts Ltd	3,000	18,514
The Bank of East Asia Ltd	47,000	187,229
The Wharf Holdings Ltd	31,000	216,100
Wheelock & Co Ltd	39,000	199,081

		8,422,246

Ireland - 0.5%

Bank of Ireland *	779,847	295,799
CRH PLC	1,776	46,241
CRH PLC ADR	30,381	795,678
Dragon Oil PLC	2,170	18,733
Glanbia PLC	3,685	68,397
James Hardie Industries PLC	14,694	169,905
Kerry Group PLC ‘A’	5,043	338,714
Paddy Power PLC	520	44,570
Smurfit Kappa Group PLC	10,413	292,207

		2,070,244

Israel - 0.6%

Azrieli Group	1,350	55,560
Bank Hapoalim BM	47,459	228,514
Bank Leumi Le-Israel BM *	40,573	150,583
Bezeq The Israeli Telecommunication Corp Ltd	98,435	183,409
Delek Group Ltd	129	33,231
Elbit Systems Ltd (TLV)	906	65,196
Israel Chemicals Ltd	9,956	70,779
Israel Discount Bank Ltd ‘A’ *	17,704	29,919
Mizrahi Tefahot Bank Ltd *	6,354	64,507
NICE-Systems Ltd ADR	800	48,744
Paz Oil Co Ltd	354	51,748
Teva Pharmaceutical Industries Ltd	275	17,131
Teva Pharmaceutical Industries Ltd ADR	18,857	1,174,791

		2,174,112

Italy - 1.8%

Assicurazioni Generali SPA	23,623	464,883
Atlantia SPA	8,286	217,546
Banca Monte dei Paschi di Siena SPA *	87,923	58,274
Banco Popolare SC *	9,369	146,306
Davide Campari-Milano SPA	7,247	50,461
Enel Green Power SPA	71,047	132,791

	Shares	Value
Enel SPA	140,244	$631,702
Eni SPA	52,249	904,323
Eni SPA ADR	5,807	200,980
Finmeccanica SPA *	7,650	90,957
GTECH SPA	1,730	34,303
Intesa Sanpaolo SPA	247,824	840,979
Luxottica Group SPA	3,706	235,286
Luxottica Group SPA ADR	1,300	81,549
Mediaset SPA *	11,562	52,688
Mediobanca SPA	23,557	225,858
Mediolanum SPA	9,889	79,859
Parmalat SPA	12,375	33,105
Pirelli & C. SPA	4,974	82,111
Prada SPA	10,000	60,562
Prysmian SPA	3,662	75,441
Saipem SPA *	9,139	93,223
Salvatore Ferragamo SPA	689	22,069
Snam SPA	40,686	197,073
Telecom Italia SPA *	473,899	555,600
Telecom Italia SPA ADR *	2,600	30,186
Terna Rete Elettrica Nazionale SPA	53,975	237,644
Tod’s SPA	214	19,420
UniCredit SPA	92,169	625,164
Unione di Banche Italiane SCpA	22,516	175,769
UnipolSai SPA	16,138	46,954
World Duty Free SPA *	2,362	25,443

		6,728,509

Japan - 20.6%

ABC-Mart Inc	300	17,568
Advantest Corp	1,100	13,910
Advantest Corp ADR	429	5,423
Aeon Co Ltd	50,400	553,686
Aeon Mall Co Ltd	770	15,260
Air Water Inc	3,000	53,668
Aisin Seiki Co Ltd	4,900	177,986
Ajinomoto Co Inc	14,000	307,212
Alfresa Holdings Corp	2,400	33,898
Alps Electric Co Ltd	7,400	178,811
Amada Holdings Co Ltd	14,000	134,569
ANA Holdings Inc	21,000	56,299
Anritsu Corp	4,000	27,956
Aoyama Trading Co Ltd	2,100	68,519
Aozora Bank Ltd	14,000	49,711
Asahi Glass Co Ltd	70,000	459,445
Asahi Group Holdings Ltd	8,200	260,550
Asahi Kasei Corp	41,000	392,297
Asics Corp	7,500	203,694
Astellas Pharma Inc	48,000	786,558
Azbil Corp	800	21,721
Bandai Namco Holdings Inc	6,200	120,809
Benesse Holdings Inc	3,500	110,247
Bridgestone Corp	16,800	674,118
Brother Industries Ltd	10,700	170,379
Calbee Inc	1,200	52,165
Canon Inc	17,300	611,794
Canon Inc ADR	12,016	425,006
Canon Marketing Japan Inc	3,800	76,312
Casio Computer Co Ltd	6,200	117,623
Central Japan Railway Co	3,000	543,227
Century Tokyo Leasing Corp	2,000	60,900
Chiyoda Corp	2,000	17,123
Chubu Electric Power Co Inc	13,000	155,332
Chugai Pharmaceutical Co Ltd	4,900	154,481
Citizen Holdings Co Ltd	13,200	101,285
Coca-Cola East Japan Co Ltd	2,100	42,883
Coca-Cola West Co Ltd	2,500	41,368
COMSYS Holdings Corp	2,800	34,626
Cosmo Oil Co Ltd *	12,000	16,180
Dai Nippon Printing Co Ltd	19,000	184,834

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Daicel Corp	8,000	$95,518
Daido Steel Co Ltd	7,000	31,387
Daihatsu Motor Co Ltd	8,800	134,740
Daiichi Sankyo Co Ltd	17,800	282,818
Daikin Industries Ltd	6,500	435,350
Daito Trust Construction Co Ltd	2,300	257,292
Daiwa House Industry Co Ltd	15,000	296,090
Daiwa Securities Group Inc	34,000	267,957
Dena Co Ltd	7,300	143,029
Denki Kagaku Kogyo KK	3,000	11,843
Denso Corp	10,900	497,641
Dentsu Inc	4,100	175,800
DIC Corp	67,000	194,523
Disco Corp	300	30,690
DMG Mori Seiki Co Ltd	3,100	47,628
Don Quijote Holdings Co Ltd	2,500	203,606
Dowa Holdings Co Ltd	16,000	136,981
East Japan Railway Co	7,100	570,110
Ebara Corp	9,000	38,001
Eisai Co Ltd	6,600	469,339
Electric Power Development Co Ltd	1,400	47,236
FamilyMart Co Ltd	900	37,683
FANUC Corp	3,700	808,549
Fast Retailing Co Ltd	1,400	541,927
Fuji Electric Co Ltd	29,000	137,006
Fuji Heavy Industries Ltd	13,900	462,151
FUJIFILM Holdings Corp	11,700	416,720
Fujitsu Ltd	56,000	382,224
Fukuoka Financial Group Inc	24,000	123,701
Furukawa Electric Co Ltd	5,000	8,456
Glory Ltd	1,300	36,268
Gree Inc	2,000	13,919
GS Yuasa Corp	11,000	49,572
GungHo Online Entertainment Inc	7,100	27,821
H2O Retailing Corp	1,500	28,283
Hakuhodo DY Holdings Inc	4,200	44,727
Hamamatsu Photonics KK	1,600	48,427
Hankyu Hanshin Holdings Inc	34,000	210,429
Haseko Corp	16,100	157,106
Heiwa Corp	600	11,796
Hikari Tsushin Inc	700	45,430
Hino Motors Ltd	6,000	85,666
Hirose Electric Co Ltd	420	54,343
Hisamitsu Pharmaceutical Co Inc	800	32,858
Hitachi Capital Corp	2,100	44,398
Hitachi Chemical Co Ltd	2,300	49,232
Hitachi Construction Machinery Co Ltd	6,700	117,226
Hitachi High-Technologies Corp	1,400	42,747
Hitachi Ltd	107,000	731,540
Hitachi Ltd ADR	3,200	219,424
Hitachi Metals Ltd	4,000	61,510
Hitachi Transport System Ltd	700	10,595
Hokkaido Electric Power Co Inc *	3,000	23,617
Hokuhoku Financial Group Inc	47,000	104,912
Hokuriku Electric Power Co	3,100	41,085
Honda Motor Co Ltd	35,100	1,140,744
Honda Motor Co Ltd ADR	12,006	393,317
Hoshizaki Electric Co Ltd	1,600	104,328
House Foods Group Inc	900	18,894
Hoya Corp	11,950	479,362
Ibiden Co Ltd	6,400	108,112
Idemitsu Kosan Co Ltd	2,000	34,857
IHI Corp	36,000	168,729
Iida Group Holdings Co Ltd	5,000	62,178
Inpex Corp	12,800	141,222
Isetan Mitsukoshi Holdings Ltd	10,800	178,788
Isuzu Motors Ltd	19,300	256,736
Ito En Ltd	2,500	53,972
ITOCHU Corp	33,600	364,308
Itochu Techno-Solutions Corp	2,200	45,633

	Shares	Value
Iwatani Corp	13,000	$85,327
Izumi Co Ltd	1,200	43,974
J Front Retailing Co Ltd	11,000	173,029
Japan Airlines Co Ltd	3,600	112,209
Japan Exchange Group Inc	7,500	217,556
Japan Tobacco Inc	26,900	849,930
JFE Holdings Inc	10,300	227,588
JGC Corp	10,000	198,921
JSR Corp	2,700	46,840
JTEKT Corp	9,200	143,680
JX Holdings Inc	67,700	260,100
K’s Holdings Corp	400	12,949
Kajima Corp	18,333	85,224
Kakaku.com Inc	4,800	79,620
Kamigumi Co Ltd	2,000	18,896
Kaneka Corp	15,000	105,714
Kansai Paint Co Ltd	4,000	72,758
Kao Corp	10,900	544,209
Kawasaki Heavy Industries Ltd	47,000	237,474
Kawasaki Kisen Kaisha Ltd	54,000	145,299
KDDI Corp	43,500	985,542
Keihan Electric Railway Co Ltd	11,000	67,085
Keikyu Corp	8,000	64,031
Keio Corp	10,000	78,530
Keisei Electric Railway Co Ltd	6,000	74,594
Kewpie Corp	6,900	168,173
Keyence Corp	1,040	568,058
Kikkoman Corp	3,000	95,272
Kintetsu Corp	31,000	113,900
Kirin Holdings Co Ltd	18,000	236,431
Kobayashi Pharmaceutical Co Ltd	700	50,139
Kobe Steel Ltd	226,000	417,743
Koito Manufacturing Co Ltd	2,000	60,176
Komatsu Ltd	22,100	434,643
Konami Corp	900	16,865
Konami Corp ADR	721	13,512
Konica Minolta Inc	19,200	195,279
Kubota Corp	17,000	269,341
Kubota Corp ADR	1,400	110,796
Kuraray Co Ltd	8,000	108,453
Kurita Water Industries Ltd	1,500	36,299
Kyocera Corp	6,600	362,233
Kyocera Corp ADR	1,346	73,922
Kyowa Hakko Kirin Co Ltd	4,000	52,209
Kyushu Electric Power Co Inc *	9,600	93,143
Lawson Inc	1,600	111,074
Leopalace21 Corp *	10,300	53,960
Lion Corp	7,000	42,682
LIXIL Group Corp	10,900	258,568
M3 Inc	2,300	48,874
Makita Corp	4,200	218,174
Makita Corp ADR	200	10,417
Marubeni Corp	71,800	415,417
Marui Group Co Ltd	4,800	54,552
Matsui Securities Co Ltd	3,100	28,185
Matsumotokiyoshi Holdings Co Ltd	2,800	99,827
Mazda Motor Corp	12,400	251,905
McDonald’s Holdings Co Japan Ltd	800	17,734
Medipal Holdings Corp	4,000	52,160
MEIJI Holdings Co Ltd	1,100	134,259
Minebea Co Ltd	11,000	173,801
Miraca Holdings Inc	1,600	73,728
MISUMI Group Inc	1,200	48,454
Mitsubishi Chemical Holdings Corp	90,400	526,058
Mitsubishi Corp	30,900	622,923
Mitsubishi Electric Corp	49,000	583,191
Mitsubishi Estate Co Ltd	27,000	626,691
Mitsubishi Gas Chemical Co Inc	5,000	24,672
Mitsubishi Heavy Industries Ltd	72,000	397,090
Mitsubishi Logistics Corp	3,000	46,820

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Mitsubishi Materials Corp	56,000	$188,452
Mitsubishi Motors Corp	26,400	238,514
Mitsubishi Tanabe Pharma Corp	3,100	53,274
Mitsubishi UFJ Financial Group Inc	199,700	1,236,452
Mitsubishi UFJ Financial Group Inc ADR	67,980	422,836
Mitsui & Co Ltd	32,500	436,630
Mitsui & Co Ltd ADR	300	80,700
Mitsui Chemicals Inc	46,000	147,833
Mitsui Engineering & Shipbuilding Co Ltd	46,000	78,546
Mitsui Fudosan Co Ltd	20,000	587,790
Mitsui Mining & Smelting Co Ltd	6,000	13,690
Mitsui OSK Lines Ltd	36,000	122,393
Mizuho Financial Group Inc	423,600	745,090
Mizuho Financial Group Inc ADR	78,132	277,369
MS&AD Insurance Group Holdings Inc	12,400	347,936
Murata Manufacturing Co Ltd	4,500	619,964
Nabtesco Corp	1,100	31,878
Nagase & Co Ltd	2,000	26,194
Nagoya Railroad Co Ltd	25,000	99,966
Nankai Electric Railway Co Ltd	29,000	119,858
NEC Corp	128,000	376,381
Nexon Co Ltd	3,300	35,183
NGK Insulators Ltd	4,000	85,470
NGK Spark Plug Co Ltd	4,000	107,611
NH Foods Ltd	7,000	161,468
NHK Spring Co Ltd	4,000	41,758
Nichirei Corp	9,000	50,513
Nidec Corp	2,600	172,909
Nidec Corp ADR	6,032	100,855
Nifco Inc	1,300	44,873
Nihon Kohden Corp	1,800	49,090
Nikon Corp	13,900	186,502
Nintendo Co Ltd	1,600	235,467
Nippo Corp	3,000	49,656
Nippon Electric Glass Co Ltd	10,000	48,883
Nippon Express Co Ltd	36,000	201,492
Nippon Kayaku Co Ltd	3,000	37,642
Nippon Paint Holdings Co Ltd	2,000	73,260
Nippon Paper Industries Co Ltd	2,200	33,100
Nippon Shokubai Co Ltd	5,000	73,464
Nippon Steel & Sumitomo Metal Corp	172,630	435,113
Nippon Telegraph & Telephone Corp	6,000	369,727
Nippon Telegraph & Telephone Corp ADR	4,100	126,362
Nippon Yusen KK	63,000	181,612
Nipro Corp	3,700	35,290
Nishi-Nippon Railroad Co Ltd	5,000	22,950
Nissan Chemical Industries Ltd	4,000	82,868
Nissan Motor Co Ltd	78,600	801,491
Nissan Shatai Co Ltd	3,000	38,545
Nisshin Seifun Group Inc	4,840	56,999
Nisshinbo Holdings Inc	4,000	38,413
Nissin Foods Holdings Co Ltd	1,000	49,102
Nitori Holdings Co Ltd	900	61,056
Nitto Denko Corp	2,900	193,876
NOK Corp	2,000	60,296
Nomura Holdings Inc	60,900	358,083
Nomura Holdings Inc ADR	19,971	117,230
Nomura Real Estate Holdings Inc	4,800	86,584
Nomura Research Institute Ltd	4,200	158,084
NSK Ltd	17,000	248,738
NTN Corp	35,000	185,595
NTT Data Corp	5,900	257,079
NTT DOCOMO Inc	32,300	561,211
NTT DOCOMO Inc ADR	11,400	198,702
NTT Urban Development Corp	4,100	41,030
Obayashi Corp	11,000	71,460
Obic Co Ltd	1,600	67,992
Odakyu Electric Railway Co Ltd	10,000	102,018
Oji Holdings Corp	27,000	110,637
Oki Electric Industry Co Ltd	43,000	89,186

	Shares	Value
Olympus Corp *	4,900	$182,113
Omron Corp	6,900	311,393
Ono Pharmaceutical Co Ltd	800	90,530
Oracle Corp Japan	600	25,846
Oriental Land Co Ltd	5,200	394,027
Osaka Gas Co Ltd	33,000	138,185
Otsuka Corp	1,200	51,077
Otsuka Holdings Co Ltd	9,100	285,002
Panasonic Corp	41,000	538,310
Panasonic Corp ADR	13,000	170,690
Park24 Co Ltd	3,000	61,446
Pigeon Corp	700	58,930
Rakuten Inc	18,200	321,082
Rengo Co Ltd	6,000	25,446
Resona Holdings Inc	89,900	446,924
Resorttrust Inc	3,900	101,704
Ricoh Co Ltd	27,300	297,545
Rinnai Corp	500	37,115
Rohm Co Ltd	1,900	130,161
Rohto Pharmaceutical Co Ltd	4,000	56,781
Ryohin Keikaku Co Ltd	800	116,355
Sankyo Co Ltd	900	32,048
Sanrio Co Ltd	1,400	37,510
Santen Pharmaceutical Co Ltd	7,500	109,136
Sanwa Holdings Corp	11,200	83,188
Sapporo Holdings Ltd	19,000	75,319
Sawai Pharmaceutical Co Ltd	2,200	130,325
SBI Holdings Inc	10,920	132,315
SCSK Corp	2,100	58,856
Secom Co Ltd	5,400	360,870
Sega Sammy Holdings Inc	6,800	99,391
Seiko Epson Corp	9,000	159,840
Seino Holdings Co Ltd	3,000	32,573
Sekisui Chemical Co Ltd	15,000	194,800
Sekisui House Ltd	21,900	318,421
Seven & i Holdings Co Ltd	16,100	677,496
Seven Bank Ltd	18,900	93,339
Sharp Corp *	40,000	78,356
Shikoku Electric Power Co Inc *	4,200	51,773
Shimadzu Corp	6,000	66,968
Shimamura Co Ltd	500	46,335
Shimano Inc	2,100	312,621
Shimizu Corp	22,000	148,988
Shin-Etsu Chemical Co Ltd	9,600	627,546
Shinsei Bank Ltd	52,000	103,494
Shionogi & Co Ltd	5,400	180,183
Shiseido Co Ltd	9,600	170,568
Showa Denko KK	141,000	179,699
Showa Shell Sekiyu KK	11,900	108,891
SKY Perfect JSAT Holdings Inc	10,600	65,870
SMC Corp	1,100	328,314
SoftBank Corp	24,400	1,418,360
Sojitz Corp	27,300	45,621
Sompo Japan Nipponkoa Holdings Inc	9,450	293,872
Sony Corp *	11,500	307,449
Sony Corp ADR	27,660	740,735
Sony Financial Holdings Inc	3,700	59,566
Sotetsu Holdings Inc	8,000	37,125
Square Enix Holdings Co Ltd	1,700	36,446
Stanley Electric Co Ltd	2,400	54,278
Start Today Co Ltd	600	15,815
Sugi Holdings Co Ltd	1,100	54,434
Sumco Corp	4,900	82,407
Sumitomo Chemical Co Ltd	107,000	550,923
Sumitomo Corp	25,700	275,187
Sumitomo Dainippon Pharma Co Ltd	4,800	56,937
Sumitomo Electric Industries Ltd	30,800	404,237
Sumitomo Forestry Co Ltd	9,800	107,153
Sumitomo Heavy Industries Ltd	11,000	72,123
Sumitomo Metal Mining Co Ltd	14,000	204,938

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Sumitomo Mitsui Financial Group Inc	27,600	$1,057,612
Sumitomo Mitsui Financial Group Inc ADR	12,900	99,846
Sumitomo Mitsui Trust Holdings Inc	91,000	375,675
Sumitomo Realty & Development Co Ltd	9,000	324,089
Sumitomo Rubber Industries Ltd	7,100	131,106
Sundrug Co Ltd	1,000	52,001
Suntory Beverage & Food Ltd	4,600	196,904
Suruga Bank Ltd	4,000	83,089
Suzuken Co Ltd	4,400	134,377
Suzuki Motor Corp	9,500	285,787
Sysmex Corp	4,600	255,684
T&D Holdings Inc	17,500	241,060
Tadano Ltd	3,000	40,390
Taiheiyo Cement Corp	30,000	91,761
Taisei Corp	18,000	101,813
Taiyo Nippon Sanso Corp	10,000	136,526
Takara Holdings Inc	3,000	21,735
Takashimaya Co Ltd	5,000	49,190
Takeda Pharmaceutical Co Ltd	15,900	794,753
TDK Corp	3,500	248,759
Teijin Ltd	51,000	173,282
Terumo Corp	5,600	147,802
The 77 Bank Ltd	4,000	22,657
The Bank of Kyoto Ltd	16,000	167,782
The Bank of Yokohama Ltd	45,000	263,128
The Chiba Bank Ltd	21,000	154,231
The Chugoku Bank Ltd	4,000	59,805
The Chugoku Electric Power Co Inc	6,800	88,694
The Dai-ichi Life Insurance Co Ltd	22,100	321,073
The Gunma Bank Ltd	5,000	33,818
The Hachijuni Bank Ltd	6,000	42,374
The Hiroshima Bank Ltd	27,000	145,674
The Iyo Bank Ltd	5,000	59,418
The Japan Steel Works Ltd	8,000	33,657
The Joyo Bank Ltd	28,000	144,118
The Kansai Electric Power Co Inc *	13,400	127,964
The Keiyo Bank Ltd	2,000	11,593
The Nishi-Nippon City Bank Ltd	20,000	58,109
The Shiga Bank Ltd	2,000	9,996
The Shizuoka Bank Ltd	20,000	199,842
The Yokohama Rubber Co Ltd	8,000	82,604
THK Co Ltd	2,900	73,866
Tobu Railway Co Ltd	22,000	104,471
Toho Co Ltd	1,000	24,474
Toho Gas Co Ltd	8,000	46,702
Tohoku Electric Power Co Inc	8,600	97,833
Tokai Rika Co Ltd	1,400	32,506
Tokai Tokyo Financial Holdings Inc	9,000	69,515
Tokio Marine Holdings Inc	15,800	597,162
Tokyo Electric Power Co Inc *	26,300	99,680
Tokyo Electron Ltd	2,700	188,260
Tokyo Gas Co Ltd	64,000	403,068
Tokyo Tatemono Co Ltd	7,000	51,301
Tokyu Corp	23,000	142,154
Tokyu Fudosan Holdings Corp	10,000	68,277
TonenGeneral Sekiyu KK	4,000	34,479
Toppan Printing Co Ltd	17,000	131,103
Toray Industries Inc	38,000	318,623
Toshiba Corp	116,000	486,978
Toshiba TEC Corp	23,000	151,567
Tosoh Corp	25,000	126,146
TOTO Ltd	16,000	237,812
Toyo Seikan Group Holdings Ltd	3,100	45,468
Toyo Suisan Kaisha Ltd	1,000	35,246
Toyo Tire & Rubber Co Ltd	3,500	62,799
Toyoda Gosei Co Ltd	2,000	44,741
Toyota Boshoku Corp	6,900	86,407
Toyota Motor Corp	27,460	1,916,476
Toyota Motor Corp ADR	18,708	2,617,062
Toyota Tsusho Corp	11,900	315,600

	Shares	Value
Trend Micro Inc	4,600	$151,775
TS Tech Co Ltd	3,500	94,449
Tsumura & Co	1,500	37,139
Tsuruha Holdings Inc	200	15,335
Ube Industries Ltd	14,000	21,926
Unicharm Corp	6,600	173,220
UNY Group Holdings Co Ltd	5,200	29,155
Ushio Inc	900	11,220
USS Co Ltd	2,700	46,754
Wacoal Holdings Corp	3,000	33,783
West Japan Railway Co	2,800	147,023
Yahoo Japan Corp	35,000	144,656
Yakult Honsha Co Ltd	1,700	118,486
Yamada Denki Co Ltd	29,000	119,637
Yamaguchi Financial Group Inc	4,000	46,069
Yamaha Corp	4,600	80,613
Yamaha Motor Co Ltd	10,100	243,903
Yamato Holdings Co Ltd	10,300	237,808
Yamato Kogyo Co Ltd	1,300	31,453
Yamazaki Baking Co Ltd	2,000	36,095
Yaskawa Electric Corp	6,000	87,940
Yokogawa Electric Corp	3,800	40,965
Zeon Corp	4,000	36,996

		78,625,948

Luxembourg - 0.4%

ArcelorMittal	8,057	75,799
ArcelorMittal ‘NY’ (NYSE)	24,092	226,947
L’Occitane International SA	7,500	21,390
Millicom International Cellular SA SDR	3,357	242,772
Samsonite International SA	71,400	247,495
SES SA FDR ‘A’	9,038	319,901
Subsea 7 SA	14,185	121,867
Tenaris SA	6,200	86,956
Tenaris SA ADR	2,949	82,572

		1,425,699

Mauritius - 0.0%

Golden Agri-Resources Ltd	342,000	105,973

Netherlands - 2.9%

Aegon NV	20,851	164,725
Aegon NV ‘NY’	38,867	308,215
Airbus Group NV	15,805	1,027,016
Akzo Nobel NV	9,839	744,860
ASML Holding NV	3,752	382,306
ASML Holding NV ‘NY’	3,036	306,727
Boskalis Westminster NV	3,737	184,009
CNH Industrial NV	23,287	190,682
Delta Lloyd NV	13,189	247,984
Fugro NV CVA	1,119	29,988
Gemalto NV (AMS)	2,407	191,934
Heineken NV	5,384	411,124
ING Groep NV ADR *	43,062	629,136
ING Groep NV CVA *	41,881	614,284
Koninklijke Ahold NV	29,889	589,639
Koninklijke DSM NV	4,955	276,845
Koninklijke KPN NV	178,535	604,162
Koninklijke Philips NV	9,181	260,798
Koninklijke Philips NV ‘NY’	13,799	391,064
Koninklijke Vopak NV	2,445	135,117
QIAGEN NV (XETR) *	4,796	121,023
Randstad Holding NV	5,170	313,898
Reed Elsevier NV	18,036	449,655
Reed Elsevier NV ADR	1,235	61,503
SBM Offshore NV *	56	697
STMicroelectronics NV	22,481	209,541
STMicroelectronics NV ‘NY’	2,700	25,029
TNT Express NV	4,920	31,280

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Unilever NV ‘NY’	25,320	$1,057,363
Unilever NV CVA	15,780	660,138
Wolters Kluwer NV	12,192	398,472

		11,019,214

New Zealand - 0.1%

Auckland International Airport Ltd	33,907	113,876
Contact Energy Ltd	6,701	29,939
Fletcher Building Ltd (NZX)	30,481	191,674
Spark New Zealand Ltd (NZX)	69,177	153,582
Xero Ltd *	1,820	32,768

		521,839

Norway - 0.7%

Akastor ASA	5,160	10,385
Aker Solutions ASA *	5,160	26,755
DNB ASA	20,890	336,238
DNO ASA *	11,238	14,639
Fred Olsen Energy ASA	553	3,949
Gjensidige Forsikring ASA	3,349	57,851
Leroy Seafood Group ASA	1,500	43,744
Marine Harvest ASA	6,125	70,368
Norsk Hydro ASA	48,210	253,202
Orkla ASA	14,967	113,217
Petroleum Geo-Services ASA	11,549	59,325
Schibsted ASA	1,909	110,478
SpareBank 1 SR-Bank ASA	1,034	7,220
Statoil ASA	33,985	600,467
Statoil ASA ADR	3,728	65,576
Storebrand ASA *	17,962	65,266
Telenor ASA	21,060	425,633
TGS Nopec Geophysical Co ASA	3,566	79,149
Yara International ASA	3,056	155,494

		2,498,956

Papua New Guinea - 0.0%

Oil Search Ltd	34,123	186,973

Portugal - 0.2%

Banco Comercial Portugues SA *	1,518,288	156,063
Banco Espirito Santo SA * +	61,212	-
EDP - Energias de Portugal SA	64,252	240,628
Galp Energia SGPS SA	12,671	136,863
Jeronimo Martins SGPS SA	4,083	51,327
Portugal Telecom SGPS SA	7,542	4,374

		589,255

Singapore - 1.2%

CapitaLand Ltd	92,000	239,612
City Developments Ltd	11,000	80,567
ComfortDelGro Corp Ltd	36,831	77,532
DBS Group Holdings Ltd	40,308	596,461
Ezion Holdings Ltd	34,800	27,220
First Resources Ltd	27,000	37,169
Global Logistic Properties Ltd	76,000	146,391
Great Eastern Holdings Ltd	2,000	36,273
Hutchison Port Holdings Trust	211,000	146,448
Jardine Cycle & Carriage Ltd	2,000	59,780
Keppel Corp Ltd	30,800	201,454
M1 Ltd	17,000	48,230
Olam International Ltd	8,200	11,856
Oversea-Chinese Banking Corp Ltd	67,876	522,331
SATS Ltd	8,000	17,947
Sembcorp Industries Ltd	32,000	98,126
Sembcorp Marine Ltd	12,000	25,493
Singapore Airlines Ltd	18,000	156,722
Singapore Exchange Ltd	20,000	118,565
Singapore Post Ltd	34,000	48,517
Singapore Press Holdings Ltd	28,000	85,443

	Shares	Value
Singapore Technologies Engineering Ltd	69,000	$174,773
Singapore Telecommunications Ltd	196,000	624,770
SMRT Corp Ltd	24,000	27,964
StarHub Ltd	8,000	25,357
United Industrial Corp Ltd	9,000	22,506
United Overseas Bank Ltd	27,783	465,107
UOL Group Ltd	14,000	77,654
Venture Corp Ltd	18,000	112,090
Wilmar International Ltd	49,000	116,034

		4,428,392

Spain - 3.1%

Abengoa SA ‘B’	10,114	36,663
Abertis Infraestructuras SA	16,256	293,808
Acciona SA *	1,020	78,534
ACS Actividades de Construccion y Servicios SA	5,194	183,970
Amadeus IT Holding SA ‘A’	10,541	452,016
Banco Bilbao Vizcaya Argentaria SA	125,752	1,269,075
Banco Bilbao Vizcaya Argentaria SA ADR	7,721	77,442
Banco de Sabadell SA	198,041	483,960
Banco Popular Espanol SA	68,594	335,264
Banco Santander SA	297,358	2,236,438
Banco Santander SA ADR	754	5,617
Bankia SA *	80,672	112,311
Bankinter SA	17,392	132,590
CaixaBank SA	51,558	244,152
Distribuidora Internacional de Alimentacion SA	11,300	88,337
EDP Renovaveis SA	8,119	55,832
Enagas SA	6,426	183,912
Ferrovial SA	7,568	160,925
Gas Natural SDG SA	11,398	255,879
Grifols SA	2,817	120,957
Iberdrola SA	148,198	955,059
Inditex SA	24,497	785,426
International Consolidated Airlines Group SA *	30,860	275,872
Mapfre SA	66,406	242,284
Mediaset Espana Comunicacion SA *	8,321	104,264
Prosegur Cia de Seguridad SA	6,890	39,224
Red Electrica Corp SA	3,294	267,264
Repsol SA	23,737	441,447
Repsol SA ADR	5,654	105,334
Telefonica SA	89,917	1,279,488
Telefonica SA ADR	29,191	418,891
Zardoya Otis SA	4,529	58,417

		11,780,652

Sweden - 2.9%

Alfa Laval AB	9,271	182,177
Assa Abloy AB ‘B’	8,699	518,471
Atlas Copco AB ‘A’	18,124	586,924
Atlas Copco AB ‘B’	10,372	306,487
Axfood AB	1,279	67,643
BillerudKorsnas AB	5,024	81,108
Boliden AB	12,361	245,444
Electrolux AB ‘B’	8,835	253,050
Elekta AB ‘B’	7,108	63,845
Getinge AB ‘B’	8,418	208,194
Hennes & Mauritz AB ‘B’	25,568	1,036,341
Hexagon AB ‘B’	4,401	156,509
Hexpol AB	1,217	122,681
Holmen AB ‘B’	2,328	78,643
Husqvarna AB ‘B’	15,764	114,048
ICA Gruppen AB	2,496	83,716
Lundin Petroleum AB *	8,299	113,698
Meda AB ‘A’	10,073	159,230
Modern Times Group MTG AB ‘B’	574	17,572
NCC AB ‘B’	4,516	149,710

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Nibe Industrier AB ‘B’	1,681	$41,860
Nordea Bank AB	64,634	788,348
Ratos AB ‘B’	1,948	13,354
Saab AB ‘B’	2,243	59,965
Sandvik AB	29,256	327,283
Securitas AB ‘B’	14,287	205,031
Skandinaviska Enskilda Banken AB ‘A’	32,389	378,884
Skanska AB ‘B’	11,694	261,657
SKF AB ‘B’	13,434	346,762
SSAB AB ‘A’ *	3,075	15,122
SSAB AB ‘B’ *	9,660	42,995
Svenska Cellulosa AB SCA ‘A’	303	7,014
Svenska Cellulosa AB SCA ‘B’	24,292	559,725
Svenska Handelsbanken AB ‘A’	11,199	505,454
Swedbank AB ‘A’	20,327	485,838
Swedish Match AB	5,904	173,658
Tele2 AB ‘B’	23,270	278,247
Telefonaktiebolaget LM Ericsson ‘A’	4,940	58,257
Telefonaktiebolaget LM Ericsson ‘B’	46,910	588,713
Telefonaktiebolaget LM Ericsson ADR	19,502	244,750
TeliaSonera AB	60,283	383,088
Trelleborg AB ‘B’	7,998	158,239
Volvo AB ‘A’	6,806	82,627
Volvo AB ‘B’	37,933	458,659
Wallenstam AB ‘B’	3,200	52,872

		11,063,893

Switzerland - 8.2%

ABB Ltd	34,624	734,613
ABB Ltd ADR	29,541	625,383
Actelion Ltd	2,757	319,224
Adecco SA	7,400	616,464
Aryzta AG	3,317	203,247
Baloise Holding AG	1,777	234,855
Banque Cantonale Vaudoise	192	110,137
Barry Callebaut AG	39	38,168
Chocoladefabriken Lindt & Sprungli AG - Registered	2	126,547
Cie Financiere Richemont SA ~	12,588	1,013,400
Clariant AG *	18,493	369,544
Coca-Cola HBC AG	5,925	106,360
Credit Suisse Group AG	24,644	663,459
Credit Suisse Group AG ADR	6,941	186,921
DKSH Holding AG	1,344	109,568
Dufry AG *	959	142,103
EMS-Chemie Holding AG	226	91,931
Galenica AG	176	153,892
Geberit AG	977	366,762
Givaudan SA	306	552,514
Holcim Ltd	8,171	610,449
Julius Baer Group Ltd	7,214	361,724
Kuehne + Nagel International AG	1,712	254,441
Lonza Group AG	2,398	299,554
Nestle SA	76,304	5,760,909
Novartis AG	35,873	3,547,451
Novartis AG ADR	15,494	1,527,863
OC Oerlikon Corp AG	7,159	83,041
Partners Group Holding AG	434	129,373
PSP Swiss Property AG	103	9,706
Roche Holding AG (XSWX)	754	205,993
Roche Holding AG (XVTX)	17,995	4,961,990
Schindler Holding AG	830	135,687
SGS SA	138	263,999
Sika AG	90	321,981
Sonova Holding AG	867	120,239
Sulzer AG	437	48,031
Swiss Life Holding AG	992	245,381
Swiss Re AG	12,050	1,166,366
Swisscom AG	732	425,180
Syngenta AG	1,540	523,805
Syngenta AG ADR	8,248	559,297

	Shares	Value
The Swatch Group AG	1,045	$442,800
The Swatch Group AG - Registered	2,304	193,076
UBS Group AG (NYSE) *	31,098	583,709
UBS Group AG (XVTX)	39,086	733,552
Zurich Insurance Group AG	3,422	1,159,048

		31,439,737

United Kingdom - 17.0%

Aberdeen Asset Management PLC	33,926	231,156
Admiral Group PLC	5,702	129,227
Aggreko PLC	10,396	235,089
Amec Foster Wheeler PLC	10,574	141,736
Anglo American PLC	51,207	762,064
Antofagasta PLC	13,397	144,476
ARM Holdings PLC	1,325	21,694
ARM Holdings PLC ADR	10,065	496,205
Ashmore Group PLC	1,763	7,420
Ashtead Group PLC	21,890	351,570
Associated British Foods PLC	8,801	367,690
AstraZeneca PLC ADR	31,457	2,152,603
Aviva PLC	56,982	456,181
Aviva PLC ADR	12,906	208,690
Babcock International Group PLC	18,717	273,044
BAE Systems PLC	106,196	823,344
Barclays PLC	41,798	149,979
Barclays PLC ADR	78,086	1,137,713
Barratt Developments PLC	29,077	227,690
Berkeley Group Holdings PLC	3,640	141,782
BG Group PLC	80,548	989,503
BHP Billiton PLC	570	12,376
BHP Billiton PLC ADR	24,708	1,093,576
BP PLC ADR	74,393	2,909,510
British American Tobacco PLC	21,380	1,104,601
British American Tobacco PLC ADR	13,582	1,409,404
BT Group PLC	139,861	906,137
BT Group PLC ADR	3,807	248,102
Bunzl PLC	7,783	211,172
Burberry Group PLC	12,130	311,521
Capita PLC	18,458	305,133
Carnival PLC	1,157	56,545
Carnival PLC ADR	3,509	171,906
Centrica PLC	174,716	655,340
Cobham PLC	46,262	208,587
Compass Group PLC	43,350	752,896
Croda International PLC	3,765	152,827
Daily Mail & General Trust PLC ‘A’	9,002	117,768
Diageo PLC ADR	14,758	1,631,792
Direct Line Insurance Group PLC	35,451	167,605
Dixons Carphone PLC	40,603	248,428
easyJet PLC	3,554	99,177
Experian PLC	29,916	495,435
Fresnillo PLC	3,109	31,383
Friends Life Group Ltd	41,052	251,454
G4S PLC	60,220	264,122
Genting Singapore PLC	129,000	86,296
GKN PLC	67,990	361,450
GlaxoSmithKline PLC	1,836	42,044
GlaxoSmithKline PLC ADR	63,056	2,910,034
Glencore PLC *	196,313	826,475
Hargreaves Lansdown PLC	5,034	85,979
Hikma Pharmaceuticals PLC	5,227	164,670
HSBC Holdings PLC (LI)	22,615	192,458
HSBC Holdings PLC ADR	81,780	3,483,010
IMI PLC	5,074	95,851
Imperial Tobacco Group PLC	24,002	1,053,655
Inchcape PLC	4,449	52,281
Informa PLC	23,909	200,018
Inmarsat PLC	14,744	202,277
InterContinental Hotels Group PLC	2,669	104,174
InterContinental Hotels Group PLC ADR	4,643	181,820

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

	Shares	Value
Intertek Group PLC	4,139	$153,232
Investec PLC	13,065	108,261
ITV PLC	101,592	380,955
J Sainsbury PLC	41,546	159,005
John Wood Group PLC	6,020	56,619
Johnson Matthey PLC	5,275	264,653
KAZ Minerals PLC *	736	2,342
Kingfisher PLC	66,386	374,626
Legal & General Group PLC	130,984	540,672
Liberty Global PLC ‘A’ *	512	26,353
Liberty Global PLC ‘C’ *	1,264	62,960
Lloyds Banking Group PLC *	1,115,494	1,294,729
Lloyds Banking Group PLC ADR *	132,093	616,874
London Stock Exchange Group PLC	6,199	225,761
Marks & Spencer Group PLC	53,074	421,037
Meggitt PLC	36,410	295,813
Melrose Industries PLC	17,913	73,636
Merlin Entertainments PLC ~	3,946	25,815
Mondi PLC	11,390	218,182
National Grid PLC	33,955	434,115
National Grid PLC ADR	9,051	584,785
Next PLC	3,779	393,737
Old Mutual PLC (LON)	126,044	414,941
Pearson PLC	4,231	90,962
Pearson PLC ADR	20,652	446,290
Pennon Group PLC	12,579	153,851
Persimmon PLC *	8,557	210,989
Petrofac Ltd	8,521	120,241
Prudential PLC	10,345	256,144
Prudential PLC ADR	22,038	1,099,255
Randgold Resources Ltd	1,832	127,125
Reckitt Benckiser Group PLC	15,158	1,299,104
Reed Elsevier PLC	4,850	83,309
Reed Elsevier PLC ADR	6,193	426,574
Rexam PLC	27,859	239,026
Rio Tinto PLC	309	12,623
Rio Tinto PLC ADR	32,365	1,339,911
Rolls-Royce Holdings PLC *	40,645	573,811
Royal Bank of Scotland Group PLC *	16,107	81,023
Royal Bank of Scotland Group PLC ADR *	25,508	257,376
Royal Dutch Shell PLC ‘A’ (LI)	1,924	57,179
Royal Dutch Shell PLC ‘A’ ADR	39,586	2,361,305
Royal Dutch Shell PLC ‘B’	5,785	179,717
Royal Dutch Shell PLC ‘B’ ADR	21,904	1,373,381
Royal Mail PLC	12,197	79,248
RSA Insurance Group PLC	23,142	144,284
SABMiller PLC	18,072	945,685
Schroders PLC	3,090	146,427
Schroders PLC (Non-Voting)	1,511	54,421
Serco Group PLC	5,706	11,640
Severn Trent PLC	6,933	211,675
Shire PLC	4,615	366,986
Shire PLC ADR	3,160	756,156
Sky PLC	23,176	341,042
Sky PLC ADR	1,754	103,591
Smith & Nephew PLC ADR	8,397	286,926
Smiths Group PLC	15,558	257,605
Sports Direct International PLC *	8,054	72,504
SSE PLC	29,842	662,824
St James’s Place PLC	18,966	262,432
Standard Chartered PLC	48,620	787,242
Standard Life PLC	40,481	285,122
Tate & Lyle PLC	16,806	148,910
Taylor Wimpey PLC	84,879	194,881
Tesco PLC	274,586	982,666
The Sage Group PLC	45,219	312,951
The Weir Group PLC	7,854	198,052
Travis Perkins PLC	5,133	148,270
Tullow Oil PLC	20,134	84,074
Unilever PLC	2,665	111,153

	Shares	Value
Unilever PLC ADR	30,143	$1,257,265
United Utilities Group PLC	16,403	226,974
Vedanta Resources PLC	1,430	10,586
Vodafone Group PLC	220,602	720,937
Vodafone Group PLC ADR	35,218	1,150,924
Whitbread PLC	5,541	430,625
William Hill PLC	29,567	162,499
WM Morrison Supermarkets PLC	177,163	506,414
Wolseley PLC	7,236	427,994
WPP PLC	13,436	304,707
WPP PLC ADR	5,143	585,119

		64,967,255

Total Common Stocks (Cost $347,063,170)		377,004,902

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.000% due 04/01/15 (Dated 03/31/15, repurchase price of $1,024,960; collateralized by U.S. Treasury Notes: 3.125% due 05/15/21 and value $1,048,113)	$1,024,960	1,024,960

Total Short-Term Investment (Cost $1,024,960)		1,024,960

TOTAL INVESTMENTS - 99.3% (Cost $349,504,066)		379,563,285

OTHER ASSETS & LIABILITIES, NET - 0.7%		2,559,405

NET ASSETS - 100.0%		$382,122,690

Notes to Schedule of Investments

(a)	As of March 31, 2015, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.8%
Consumer Discretionary	13.5%
Industrials	13.2%
Health Care	10.3%
Consumer Staples	10.1%
Materials	9.2%
Energy	6.9%
Information Technology	4.9%
Telecommunication Services	4.6%
Utilities	3.5%
Others (each less than 3.0%)	0.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	The countries listed in the Schedule of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2015:

		Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	France	$28	$-	$28	$-
	Spain	82,876	82,876	-	-
	United Kingdom	3,470	3,470	-	-

		86,374	86,346	28	-

	Preferred Stocks (1)	1,447,049	-	1,447,049	-
	Common Stocks
	Australia	24,377,697	1,756,726	22,620,971	-
	Austria	1,149,361	-	1,149,361	-
	Belgium	5,144,125	1,427,511	3,716,614	-
	Bermuda	1,328,365	121,405	1,206,960	-
	Canada	35,154,116	35,154,116	-	-
	Cayman	1,306,083	121,678	1,184,405	-
	Cyprus	6,534	-	6,534	-
	Denmark	6,185,992	1,132,669	5,053,323	-
	Finland	3,968,733	148,568	3,820,165	-
	France	30,721,347	775,516	29,945,831	-
	Germany	29,613,652	1,481,814	28,131,838	-
	Hong Kong	8,422,246	-	8,422,246	-
	Ireland	2,070,244	795,678	1,274,566	-
	Israel	2,174,112	1,223,535	950,577	-
	Italy	6,728,509	312,715	6,415,794	-
	Japan	78,625,948	6,204,204	72,421,744	-
	Luxembourg	1,425,699	309,519	1,116,180	-
	Mauritius	105,973	-	105,973	-
	Netherlands	11,019,214	2,779,037	8,240,177	-
	New Zealand	521,839	-	521,839	-
	Norway	2,498,956	65,576	2,433,380	-
	Papua New Guinea	186,973	-	186,973	-
	Portugal	589,255	-	589,255	-
	Singapore	4,428,392	-	4,428,392	-
	Spain	11,780,652	607,284	11,173,368	-
	Sweden	11,063,893	244,750	10,819,143	-
	Switzerland	31,439,737	3,483,173	27,956,564	-
	United Kingdom	64,967,255	30,769,410	34,197,845	-

		377,004,902	88,914,884	288,090,018	-

	Short-Term Investment	1,024,960	-	1,024,960	-

	Total	$379,563,285	$89,001,230	$290,562,055	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 286

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of March 31, 2015.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2015.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BNS	Bank of Nova Scotia
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Groep NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Francs
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Securities
iTraxx Europe	International Index - Europe

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Note:

The countries listed in the Schedules of Investments for investment holdings (each a “Holding”) are based on country of formation/incorporation, which is where the Holding is legally formed. The country of incorporation may not reflect actual country risk to which the Holding, and therefore the portfolio, is exposed. A Holding is generally subject to greater country risk based on where it conducts business rather than where it is formed. Country risks may include currency risk, geographic focus, and market and regulatory risks, among other risks.

See Supplemental Notes to Schedule of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of March 31, 2015, the Trust was comprised of fifty-six portfolios, as presented in the Schedules of Investments.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values the portfolios’ investments, which includes using third party pricing services, does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets, subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the official closing price or last reported sale price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodologies approved pursuant to the Valuation Policy.

Pacific Dynamix Portfolios

The investments of the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) consist of Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”) consist of Class P shares of the applicable Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”), which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Trust based upon the NAVs of the Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”) at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Trust. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information, which may be obtained on the SEC’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://pacificlife.com/pacificselectfund.html.

Investments in other Investment Companies

Portfolio investments in other investment companies are valued at their respect NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of March 31, 2015 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

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Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value are observable from the market that are built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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March 31, 2015 (Unaudited)

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect portfolio performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a portfolio invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a portfolio may lose value, regardless of the individual results of the securities and other instruments in which the portfolio invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a portfolio in unforeseen ways, such as causing the portfolio to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 5).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 5).

Feeder Portfolios

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are exposed to the same risks as the corresponding Master Funds in which they invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its

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financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a portfolio’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s termination or tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. The negative impact on debt investments from resulting rate increases for that and other reasons could be swift and significant, including declining market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2015, no participation interest in Senior Loans was held by any portfolio.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

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Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each portfolio’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

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Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell, the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that a portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a portfolio must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a portfolio is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a portfolio normally will have used the collateral received to settle the short sale, a portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/ or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the portfolio where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the portfolio’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the portfolio’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

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Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of

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the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the

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beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2015 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A portfolio may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the

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payoff amount when the variance is less than the strike. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. TRANSACTIONS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended March 31, 2015 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2015
						Ending Value	Share Balance
American Funds® Asset Allocation
American Funds Insurance Series®
Asset Allocation Fund – Class 1	$2,086,268,127	$66,271,208	$36,915,946	$14,098,661	$6,920,402	$2,136,642,452	95,131,009

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2015
						Ending Value	Share Balance

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$39,712,348	$1,891,113	$1,083,212	$4,507	$253,734	$40,778,490	4,048,388
PD Aggregate Bond Index ‘P’	199,731,409	7,155,722	5,416,063	241,381	2,950,813	204,663,262	17,461,544
PD High Yield Bond Market ‘P’	26,365,494	683,244	722,142	48,031	597,371	26,971,998	2,055,755
PD Large-Cap Growth Index ‘P’	48,417,025	1,741,215	1,323,926	517,859	1,278,823	50,630,996	2,045,253
PD Large-Cap Value Index ‘P’	57,529,329	2,938,987	1,564,640	572,654	(1,019,476)	58,456,854	2,586,559
PD Small-Cap Growth Index ‘P’	9,423,375	-	240,713	86,537	513,739	9,782,938	417,163
PD Small-Cap Value Index ‘P’	13,944,228	-	361,072	98,799	171,369	13,853,324	694,308
PD Emerging Markets ‘P’	8,324,061	309,108	240,714	12,702	108,298	8,513,455	578,045
PD International Large-Cap ‘P’	38,308,150	2,197,608	1,083,212	125,657	1,554,380	41,102,583	2,554,934
Total	$441,755,419	$16,916,997	$12,035,694	$1,708,127	$6,409,051	$454,753,900

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$95,570,741	$5,185,379	$38,973	$143	$629,689	$101,346,979	10,061,478
PD Aggregate Bond Index ‘P’	464,285,237	21,180,908	188,367	7,927	7,576,972	492,862,677	42,050,259
PD High Yield Bond Market ‘P’	79,645,666	2,234,550	32,477	2,674	1,965,044	83,815,457	6,388,257
PD Large-Cap Growth Index ‘P’	235,295,362	10,872,174	97,432	48,734	8,896,892	255,015,730	10,301,430
PD Large-Cap Value Index ‘P’	300,999,527	17,098,630	123,413	54,170	(2,280,132)	315,748,782	13,971,037
PD Small-Cap Growth Index ‘P’	48,761,336	-	19,486	7,853	3,157,414	51,907,117	2,213,420
PD Small-Cap Value Index ‘P’	80,442,612	2,457,603	32,477	11,808	1,669,386	84,548,932	4,237,469
PD Emerging Markets ‘P’	61,825,307	3,469,494	25,982	1,836	935,892	66,206,547	4,495,282
PD International Large-Cap ‘P’	213,803,453	13,896,954	90,936	18,446	9,578,230	237,206,147	14,744,717
Total	$1,580,629,241	$76,395,692	$649,543	$153,591	$32,129,387	$1,688,658,368

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Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2015
						Ending Value	Share Balance
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,730,389	$704,041	$222,178	$927	$101,615	$16,314,794	1,619,692
PD Aggregate Bond Index ‘P’	79,193,957	2,909,362	1,110,888	81,163	1,198,726	82,272,320	7,019,343
PD High Yield Bond Market ‘P’	10,434,862	13,428	148,118	7,083	246,809	10,554,064	804,411
PD Large-Cap Growth Index ‘P’	99,613,246	2,300,970	1,407,125	634,020	3,064,033	104,205,144	4,209,395
PD Large-Cap Value Index ‘P’	115,995,648	5,775,855	1,629,303	689,099	(1,549,873)	119,281,426	5,277,883
PD Small-Cap Growth Index ‘P’	33,140,300	-	444,355	187,370	1,942,253	34,825,568	1,485,030
PD Small-Cap Value Index ‘P’	43,958,851	-	592,474	151,883	722,512	44,240,772	2,217,283
PD Emerging Markets ‘P’	30,495,372	1,604,693	444,355	(47,624)	510,030	32,118,116	2,180,751
PD International Large-Cap ‘P’	96,327,529	4,684,246	1,407,125	219,876	3,989,694	103,814,220	6,453,084
Total	$524,890,154	$17,992,595	$7,405,921	$1,923,797	$10,225,799	$547,626,424

	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2015
Portfolio/Portfolio Optimization Underlying Portfolio						Ending Value	Share Balance

Portfolio Optimization Conservative
Diversified Bond ‘P’	$430,432,167	$4,582	$29,891,373	$4,123,238	$5,615,993	$410,284,607	34,348,093
Floating Rate Income ‘P’	60,526,220	-	1,842,805	70,808	861,510	59,615,733	5,697,532
Floating Rate Loan ‘P’	85,451,171	-	3,288,582	257,836	1,328,282	83,748,707	10,136,089
High Yield Bond ‘P’	122,256,856	-	8,209,916	1,143,189	2,279,636	117,469,765	15,503,788
Inflation Managed ‘P’	97,333,802	1,216	6,677,787	(880,821)	2,320,320	92,096,730	8,073,887
Inflation Strategy ‘P’	98,236,012	1,513	6,729,282	114,990	1,242,067	92,865,300	8,996,441
Managed Bond ‘P’	276,116,327	1,681	7,885,546	573,207	5,433,032	274,238,701	20,800,345
Short Duration Bond ‘P’	364,468,908	727	7,553,893	266,349	1,958,923	359,141,014	36,349,841
Emerging Markets Debt ‘P’	166,140,466	392	-	-	317,569	166,458,427	16,983,337
Comstock ‘P’	72,880,130	-	2,232,908	767,554	(817,398)	70,597,378	5,117,867
Dividend Growth ‘P’	12,171,679	-	753,200	172,850	46,046	11,637,375	709,924
Equity Index ‘P’	36,475,107	-	2,003,888	733,377	(392,603)	34,811,993	734,016
Growth ‘P’	24,272,862	-	2,081,619	567,911	305,678	23,064,832	1,064,355
Large-Cap Growth ‘P’	36,518,820	-	3,173,450	1,048,920	247,582	34,641,872	3,719,115
Large-Cap Value ‘P’	97,201,930	-	3,497,348	1,556,172	(1,913,832)	93,346,922	4,854,724
Main Street Core ‘P’	24,183,883	-	1,291,632	322,651	89,639	23,304,541	725,719
Mid-Cap Equity ‘P’	24,576,866	-	2,456,394	898,523	550,722	23,569,717	1,287,814
Mid-Cap Growth ‘P’	12,159,888	-	853,310	100,732	386,518	11,793,828	1,008,849
Mid-Cap Value ‘P’	24,725,967	-	1,954,732	670,416	(93,744)	23,347,907	1,116,186
Value Advantage ‘P’	24,601,546	-	1,642,657	421,506	(27,896)	23,352,499	1,718,227
International Large-Cap ‘P’	82,191,223	-	5,802,973	1,465,968	3,492,467	81,346,685	9,501,634
International Value ‘P’	35,107,804	-	2,075,486	399,614	1,200,202	34,632,134	2,821,752
Currency Strategies ‘P’	70,414,442	1,746	-	-	232,795	70,648,983	6,603,016
Global Absolute Return ‘P’	121,923,395	612	9,598,953	721,079	3,103,023	116,149,156	10,716,247
Precious Metals ‘P’	22,864,156	616	1,836,868	(1,710,135)	649,347	19,967,116	5,214,705
Total	$2,423,231,627	$13,085	$113,334,602	$13,805,934	$28,415,878	$2,352,131,922

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2015
Portfolio/Portfolio Optimization Underlying Portfolio						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$626,421,473	$2,385	$37,759,273	$5,211,856	$9,012,676	$602,889,117	50,472,504
Floating Rate Income ‘P’	78,377,438	427,038	-	-	1,225,776	80,030,252	7,648,567
Floating Rate Loan ‘P’	126,314,498	-	2,745,511	223,148	2,141,754	125,933,889	15,241,753
High Yield Bond ‘P’	186,179,468	176,889	3,608,071	528,498	4,777,614	188,054,398	24,819,625
Inflation Managed ‘P’	104,164,016	270	3,784,460	(341,577)	1,875,166	101,913,415	8,934,491
Inflation Strategy ‘P’	104,785,524	439	4,345,282	(77,720)	1,511,033	101,873,994	9,869,170
Managed Bond ‘P’	415,671,954	1,766	23,746,927	1,975,303	7,009,029	400,911,125	30,408,144
Short Duration Bond ‘P’	421,763,892	878	9,239,809	325,243	2,247,791	415,097,995	42,013,431
Emerging Markets Debt ‘P’	201,893,112	770,893	-	-	391,577	203,055,582	20,717,253
American Funds Growth-Income ‘P’	26,222,850	-	-	-	431,450	26,654,300	1,706,759
Comstock ‘P’	138,562,449	-	5,712,520	2,081,468	(2,192,834)	132,738,563	9,622,714
Dividend Growth ‘P’	70,863,026	-	5,955,443	2,266,417	(1,068,466)	66,105,534	4,032,689
Equity Index ‘P’	85,915,393	-	4,197,182	230,283	559,232	82,507,726	1,739,688
Growth ‘P’	69,135,105	-	5,388,748	1,472,993	964,319	66,183,669	3,054,128
Large-Cap Growth ‘P’	114,001,983	61,779	7,472,557	2,568,381	1,444,353	110,603,939	11,874,322
Large-Cap Value ‘P’	185,883,500	-	9,157,687	3,515,510	(4,236,204)	176,005,119	9,153,555
Main Street Core ‘P’	92,849,467	-	6,252,108	2,069,294	(534,702)	88,131,951	2,744,490
Mid-Cap Equity ‘P’	37,251,168	471,903	-	-	2,292,726	40,015,797	2,186,404
Mid-Cap Growth ‘P’	43,599,973	-	3,468,790	1,179,803	526,191	41,837,177	3,578,769
Mid-Cap Value ‘P’	128,070,883	57,457	5,347,699	1,540,001	1,451,933	125,772,575	6,012,769
Small-Cap Equity ‘P’	43,725,750	-	1,824,913	538,111	(94,217)	42,344,731	2,014,874
Small-Cap Growth ‘P’	13,237,580	710,342	-	-	1,036,687	14,984,609	915,805
Small-Cap Index ‘P’	21,968,364	-	1,658,168	572,261	301,176	21,183,633	1,128,234
Small-Cap Value ‘P’	35,330,148	663,555	-	-	1,382,851	37,376,554	1,876,146
Value Advantage ‘P’	83,285,846	177,557	1,372,817	350,620	986,971	83,428,177	6,138,466
Emerging Markets ‘P’	79,329,049	532,414	-	-	(848,162)	79,013,301	5,155,329
International Large-Cap ‘P’	109,004,901	655,222	4,252,676	895,282	5,784,071	112,086,800	13,092,209
International Small-Cap ‘P’	83,981,894	116,400	5,358,972	1,285,460	3,400,685	83,425,467	7,285,951
International Value ‘P’	72,360,078	446,338	2,098,306	428,724	2,893,803	74,030,637	6,031,858
Currency Strategies ‘P’	166,637,481	1,406	2,996,168	40,869	344,143	164,027,731	15,330,408
Global Absolute Return ‘P’	211,606,531	-	11,410,723	819,556	5,789,457	206,804,821	19,080,393
Precious Metals ‘P’	18,951,734	143	337,742	(432,343)	(629,392)	17,552,400	4,584,067
Total	$4,197,346,528	$5,275,074	$169,492,552	$29,267,441	$50,178,487	$4,112,574,978

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,545,020,240	$251,940	$112,329,389	$15,633,795	$19,450,350	$1,468,026,936	122,899,873
Floating Rate Income ‘P’	143,130,971	232,136	-	-	2,224,949	145,588,056	13,913,988
Floating Rate Loan ‘P’	269,985,703	9,617	9,791,079	776,548	4,211,071	265,191,860	32,096,117
High Yield Bond ‘P’	440,310,560	-	7,000,660	1,019,041	11,512,427	445,841,368	58,842,630
Inflation Managed ‘P’	369,684,036	36,959	16,121,161	(1,401,631)	6,892,859	359,091,062	31,480,604
Inflation Strategy ‘P’	361,128,266	34,350	2,569,355	37,862	4,895,014	363,526,137	35,217,047
Managed Bond ‘P’	1,026,492,609	182,011	72,640,173	6,148,774	16,067,572	976,250,793	74,046,273
Short Duration Bond ‘P’	826,199,469	112,602	33,512,923	1,187,141	3,814,682	797,800,971	80,748,056
Emerging Markets Debt ‘P’	564,261,658	169,280	-	-	1,079,201	565,510,139	57,697,586
American Funds Growth-Income ‘P’	102,166,683	-	-	-	1,680,969	103,847,652	6,649,693
Comstock ‘P’	524,469,373	-	10,414,162	3,814,906	(4,151,248)	513,718,869	37,241,398
Dividend Growth ‘P’	263,242,948	-	9,901,565	3,801,210	869,132	258,011,725	15,739,695
Equity Index ‘P’	302,433,816	-	9,818,360	530,595	2,249,725	295,395,776	6,228,463
Growth ‘P’	258,928,911	-	8,056,024	3,216,946	6,104,075	260,193,908	12,006,972
Large-Cap Growth ‘P’	439,367,188	-	24,288,774	8,283,556	7,081,897	430,443,867	46,211,997
Large-Cap Value ‘P’	788,886,194	-	18,338,099	7,089,170	(10,009,856)	767,627,409	39,922,247
Long/Short Large-Cap ‘P’	530,250,068	-	21,386,969	7,853,236	(3,287,078)	513,429,257	34,648,689
Main Street Core ‘P’	433,949,611	-	11,506,955	4,646,763	2,759,267	429,848,686	13,385,784
Mid-Cap Equity ‘P’	227,461,149	-	13,477,316	2,269,192	11,168,407	227,421,432	12,425,970
Mid-Cap Growth ‘P’	228,856,238	-	12,777,877	932,393	8,160,954	225,171,708	19,261,277
Mid-Cap Value ‘P’	454,874,214	-	16,106,818	4,769,848	5,881,927	449,419,171	21,485,239
Small-Cap Equity ‘P’	152,607,399	-	3,101,349	966,699	671,944	151,144,693	7,191,862
Small-Cap Growth ‘P’	230,767,545	-	17,415,454	3,800,130	12,376,756	229,528,977	14,027,987
Small-Cap Index ‘P’	77,464,561	-	5,032,862	1,755,382	1,337,833	75,524,914	4,022,436
Small-Cap Value ‘P’	153,587,431	-	6,608,162	1,730,322	3,860,172	152,569,763	7,658,362
Value Advantage ‘P’	365,834,660	-	1,964,321	505,784	5,349,222	369,725,345	27,203,596
Real Estate ‘P’	154,703,940	89,687	27,314,724	6,967,074	93,172	134,539,149	5,741,075
Emerging Markets ‘P’	538,839,328	335,002	-	-	(5,741,773)	533,432,557	34,804,522
International Large-Cap ‘P’	766,804,511	-	34,238,631	6,985,221	39,439,245	778,990,346	90,989,344
International Small-Cap ‘P’	439,529,490	-	12,737,155	3,127,476	21,596,647	451,516,458	39,433,122
International Value ‘P’	373,209,408	64,728	-	-	16,996,448	390,270,584	31,798,411
Currency Strategies ‘P’	758,258,859	251,464	40,689,993	783,007	(285,019)	718,318,318	67,135,678
Global Absolute Return ‘P’	598,913,803	-	32,618,008	2,311,041	16,358,283	584,965,119	53,970,522
Precious Metals ‘P’	116,034,086	157,404	-	-	(6,766,497)	109,424,993	28,577,941
Total	$14,827,654,926	$1,927,180	$591,758,318	$99,541,481	$203,942,729	$14,541,307,998

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2015
						Ending Value	Share Balance
Portfolio Optimization Growth
Diversified Bond ‘P’	$942,541,223	$1,756	$47,204,502	$6,508,287	$14,963,448	$916,810,212	76,753,264
Floating Rate Income ‘P’	73,398,623	95	543,417	(3,029)	1,134,873	73,987,145	7,071,021
Floating Rate Loan ‘P’	111,018,948	113	2,018,999	14,442	2,063,551	111,078,055	13,443,755
Inflation Managed ‘P’	182,293,366	418	3,978,858	(790,597)	3,477,658	181,001,987	15,867,986
Inflation Strategy ‘P’	155,208,098	4,561	-	-	2,124,075	157,336,734	15,242,192
Managed Bond ‘P’	615,433,334	1,671	20,043,728	1,664,858	11,730,933	608,787,068	46,175,034
Short Duration Bond ‘P’	185,086,534	577	3,673,446	129,151	1,000,993	182,543,809	18,475,858
Emerging Markets Debt ‘P’	232,146,302	2,291	-	-	443,734	232,592,327	23,730,814
American Funds Growth ‘P’	66,669,486	-	-	-	2,748,706	69,418,192	5,054,087
American Funds Growth-Income ‘P’	86,273,180	-	-	-	1,419,470	87,692,650	5,615,237
Comstock ‘P’	518,127,794	-	11,719,983	4,234,857	(4,661,808)	505,980,860	36,680,441
Dividend Growth ‘P’	297,079,065	-	13,207,703	5,053,896	173,157	289,098,415	17,636,101
Equity Index ‘P’	253,747,872	-	10,214,249	522,317	1,773,369	245,829,309	5,183,347
Growth ‘P’	223,672,208	-	13,003,520	3,514,409	4,346,356	218,529,453	10,084,313
Large-Cap Growth ‘P’	445,738,706	-	25,530,095	8,673,244	6,857,307	435,739,162	46,780,495
Large-Cap Value ‘P’	743,050,713	-	22,017,433	8,428,592	(11,307,047)	718,154,825	37,349,311
Long/Short Large-Cap ‘P’	749,367,452	-	37,033,687	13,537,153	(7,196,508)	718,674,410	48,499,624
Main Street Core ‘P’	368,142,025	-	12,938,357	5,172,433	1,022,699	361,398,800	11,254,207
Mid-Cap Equity ‘P’	378,573,595	-	20,618,778	3,485,616	18,942,328	380,382,761	20,783,550
Mid-Cap Growth ‘P’	255,402,169	-	14,726,041	1,039,914	9,061,520	250,777,562	21,451,612
Mid-Cap Value ‘P’	500,323,106	-	12,402,407	3,582,639	8,226,205	499,729,543	23,890,411
Small-Cap Equity ‘P’	253,827,289	-	4,828,694	1,484,603	1,216,436	251,699,634	11,976,531
Small-Cap Growth ‘P’	190,789,454	-	12,206,094	2,748,470	10,815,781	192,147,611	11,743,372
Small-Cap Index ‘P’	53,836,500	1,105	-	-	2,277,611	56,115,216	2,988,681
Small-Cap Value ‘P’	255,964,199	-	10,697,489	2,793,655	6,522,766	254,583,131	12,779,006
Value Advantage ‘P’	319,157,218	-	13,803,286	3,404,105	1,516,679	310,274,716	22,829,346
Real Estate ‘P’	259,675,975	1,627	33,370,183	11,329,407	395,685	238,032,511	10,157,359
Emerging Markets ‘P’	559,383,388	8,766	-	-	(5,958,237)	553,433,917	36,109,538
International Large-Cap ‘P’	822,134,961	-	36,498,301	7,532,131	42,352,208	835,520,999	97,592,362
International Small-Cap ‘P’	489,501,579	-	16,397,662	4,004,628	23,497,557	500,606,102	43,720,358
International Value ‘P’	485,952,965	1,410	-	-	22,130,863	508,085,238	41,397,697
Currency Strategies ‘P’	617,342,089	4,437	15,037,198	356,427	1,013,858	603,679,613	56,421,281
Global Absolute Return ‘P’	498,302,298	-	22,166,290	1,546,012	13,995,629	491,677,649	45,363,559
Precious Metals ‘P’	113,404,094	10,194	-	-	(6,610,446)	106,803,842	27,893,389
Total	$12,302,565,808	$39,021	$435,880,400	$99,967,620	$181,511,409	$12,148,203,458

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$102,227,631	$263	$2,531,983	$349,347	$2,001,070	$102,046,328	8,543,086
Managed Bond ‘P’	65,904,249	10,253	-	-	1,448,552	67,363,054	5,109,326
Emerging Markets Debt ‘P’	36,443,007	68,825	-	-	69,990	36,581,822	3,732,352
American Funds Growth ‘P’	24,188,721	-	-	-	997,273	25,185,994	1,833,701
American Funds Growth-Income ‘P’	19,414,996	-	-	-	319,439	19,734,435	1,263,658
Comstock ‘P’	116,697,242	17,397	2,602,220	933,479	(1,040,062)	114,005,836	8,264,709
Dividend Growth ‘P’	84,443,106	-	4,376,131	1,659,504	(204,638)	81,521,841	4,973,142
Equity Index ‘P’	67,817,849	-	2,358,559	114,698	494,789	66,068,777	1,393,070
Growth ‘P’	48,665,113	955	1,256,972	501,682	1,248,148	49,158,926	2,268,500
Large-Cap Growth ‘P’	101,390,552	-	6,353,840	2,124,971	1,351,397	98,513,080	10,576,260
Large-Cap Value ‘P’	167,870,803	-	4,968,412	1,891,322	(2,558,947)	162,234,766	8,437,396
Long/Short Large-Cap ‘P’	169,491,497	-	8,458,464	3,069,596	(1,671,152)	162,431,477	10,961,661
Main Street Core ‘P’	83,209,817	-	2,931,545	1,161,878	221,427	81,661,577	2,542,998
Mid-Cap Equity ‘P’	81,264,725	-	4,215,827	696,311	4,103,034	81,848,243	4,472,067
Mid-Cap Growth ‘P’	68,498,738	-	3,748,371	247,639	2,447,063	67,445,069	5,769,278
Mid-Cap Value ‘P’	135,415,509	-	4,302,796	1,217,142	1,930,511	134,260,366	6,418,543
Small-Cap Equity ‘P’	81,869,510	-	1,580,155	477,243	380,713	81,147,311	3,861,203
Small-Cap Growth ‘P’	83,126,988	-	6,242,759	1,330,729	4,455,911	82,670,869	5,052,547
Small-Cap Index ‘P’	27,750,252	-	1,595,215	577,332	535,881	27,268,250	1,452,299
Small-Cap Value ‘P’	82,519,794	-	3,398,186	870,026	2,110,781	82,102,415	4,121,197
Value Advantage ‘P’	68,383,328	-	2,718,838	663,135	384,486	66,712,111	4,908,534
Real Estate ‘P’	83,929,886	418	10,849,084	3,699,981	115,107	76,896,308	3,281,331
Emerging Markets ‘P’	143,258,986	340,552	-	-	(1,529,736)	142,069,802	9,269,535
International Large-Cap ‘P’	179,073,794	58,613	6,723,161	1,395,864	9,488,068	183,293,178	21,409,413
International Small-Cap ‘P’	144,342,797	11,436	4,449,498	1,078,833	7,022,717	148,006,285	12,926,107
International Value ‘P’	103,443,622	93,166	51,136	5,604	4,708,633	108,199,889	8,815,895
Currency Strategies ‘P’	117,475,275	355,716	-	-	409,425	118,240,416	11,051,021
Global Absolute Return ‘P’	103,817,041	19	1,230,506	93,222	3,180,766	105,860,542	9,766,991
Precious Metals ‘P’	47,909,932	302,230	-	-	(2,836,746)	45,375,416	11,850,455
Total	$2,639,844,760	$1,259,843	$86,943,658	$24,159,538	$39,583,900	$2,617,904,383

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the portfolio’s net assets (see Note 3 — Borrowings and Other Financing Transactions).

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the portfolio manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

7. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of March 31, 2015, the High Yield Bond and Global Absolute Return Portfolios had unfunded loan commitments of $7,000,000 and $742,662, respectively (see details in the Notes to Schedule of Investments).

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of March 31, 2015, were as follows:

Portfolio	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Diversified Bond	$3,783,824,191	$145,443,515	($52,509,589)	$92,933,926
Floating Rate Income	408,325,365	1,376,154	(11,023,760)	(9,647,606)
Floating Rate Loan	728,050,526	4,744,354	(13,408,928)	(8,664,574)
High Yield Bond	1,105,143,896	33,101,979	(43,826,442)	(10,724,463)
Inflation Managed	2,035,358,956	16,795,357	(134,364,642)	(117,569,285)
Inflation Strategy	647,481,844	2,324,526	(4,813,340)	(2,488,814)
Managed Bond	4,076,166,279	123,730,559	(81,416,018)	42,314,541
Short Duration Bond	2,170,662,434	16,017,582	(6,422,254)	9,595,328
Emerging Markets Debt	1,254,069,820	17,622,470	(107,536,281)	(89,913,811)
American Funds Growth	321,544,568	91,780,523	-	91,780,523
American Funds Growth-Income	407,243,214	148,994,145	(26,729)	148,967,416
Comstock	1,273,568,904	364,303,301	(27,048,848)	337,254,453
Dividend Growth	738,082,276	298,003,301	(10,625,102)	287,378,199
Equity Index	1,601,052,924	644,707,073	(13,328,244)	631,378,829
Focused Growth	106,838,419	23,176,524	(1,344,128)	21,832,396
Growth	878,183,247	231,421,646	(10,145,376)	221,276,270
Large-Cap Growth	1,118,582,282	185,084,838	(6,863,744)	178,221,094
Large-Cap Value	1,633,476,094	710,114,231	(36,099,818)	674,014,413
Long/Short Large-Cap	1,858,677,325	181,002,625	(37,515,846)	143,486,779
Main Street Core	1,343,926,618	240,954,289	(29,722,828)	211,231,461
Mid-Cap Equity	998,389,621	101,265,790	(16,596,840)	84,668,950
Mid-Cap Growth	779,610,407	140,808,885	(47,855,468)	92,953,417
Mid-Cap Value	1,208,317,002	171,123,670	(51,024,653)	120,099,017
Small-Cap Equity	473,093,364	147,106,189	(29,514,776)	117,591,413
Small-Cap Growth	586,176,763	90,788,855	(10,833,398)	79,955,457

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2015 (Unaudited)

Portfolio	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Small-Cap Index	$478,003,662	$209,469,642	($42,645,750)	$166,823,892
Small-Cap Value	648,501,766	116,537,623	(23,289,480)	93,248,143
Value Advantage	733,784,810	159,794,991	(14,197,887)	145,597,104
Health Sciences	300,139,003	89,018,170	(855,635)	88,162,535
Real Estate	659,447,686	162,220,606	(4,117,261)	158,103,345
Technology	94,131,573	15,480,526	(4,644,012)	10,836,514
Emerging Markets	1,627,567,480	251,811,809	(179,102,005)	72,709,804
International Large-Cap	2,199,759,499	391,631,587	(89,849,924)	301,781,663
International Small-Cap	1,023,256,198	301,375,745	(77,378,268)	223,997,477
International Value	1,385,768,784	89,977,908	(60,667,305)	29,310,603
Currency Strategies	1,722,050,204	82,199	(24,198,555)	(24,116,356)
Global Absolute Return	1,530,426,034	87,078,014	(117,538,457)	(30,460,443)
Precious Metals	569,890,004	589,136	(260,506,762)	(259,917,626)
American Funds Asset Allocation	1,907,458,733	231,145,959	(1,962,240)	229,183,719
Pacific Dynamix-Conservative Growth	395,607,773	59,146,127	-	59,146,127
Pacific Dynamix-Moderate Growth	1,430,906,108	257,752,260	-	257,752,260
Pacific Dynamix-Growth	440,060,542	107,565,882	-	107,565,882
Portfolio Optimization Conservative	2,162,222,286	214,751,340	(24,841,704)	189,909,636
Portfolio Optimization Moderate-Conservative	3,628,807,408	518,940,259	(35,172,689)	483,767,570
Portfolio Optimization Moderate	12,485,435,017	2,270,974,607	(215,101,626)	2,055,872,981
Portfolio Optimization Growth	10,140,513,262	2,195,309,742	(187,619,546)	2,007,690,196
Portfolio Optimization Aggressive-Growth	2,158,295,878	521,968,812	(62,360,307)	459,608,505
PD 1-3 Year Corporate Bond	163,014,906	250,646	(195,668)	54,978
PD Aggregate Bond Index	787,995,101	23,883,372	(1,305,930)	22,577,442
PD High Yield Bond Market	121,382,987	3,440,685	(4,700,641)	(1,259,956)
PD Large-Cap Growth Index	298,727,377	115,604,254	(4,606,831)	110,997,423
PD Large-Cap Value Index	403,701,872	97,540,832	(8,507,663)	89,033,169
PD Small-Cap Growth Index	75,058,319	26,680,417	(5,274,259)	21,406,158
PD Small-Cap Value Index	126,200,874	25,204,033	(9,151,241)	16,052,792
PD Emerging Markets	107,306,431	14,403,804	(14,549,801)	(145,997)
PD International Large-Cap	349,526,559	57,539,552	(27,502,826)	30,036,726

(1)	The difference between the total cost of investments on tax basis and total investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale deferrals.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 29, 2015

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	May 29, 2015